The Hartford Balanced Income Fund

Schedule of Investments
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 45.6%
	Banks - 4.0%
7,164,705	Bank of America Corp.	$212,433,503
1,437,806	JP Morgan Chase & Co.	185,002,498
509,644	PNC Financial Services Group, Inc.	73,144,107
2,139,378	Truist Financial Corp.	102,647,357

		573,227,465

	Capital Goods - 6.8%
938,831	Caterpillar, Inc.	171,655,860
1,557,311	Eaton Corp. plc	183,295,505
1,099,182	Emerson Electric Co.	87,220,092
694,858	General Dynamics Corp.	101,921,771
607,727	Honeywell International, Inc.	118,731,624
1,522,440	Johnson Controls International plc	75,847,961
408,095	Lockheed Martin Corp.	131,333,133
1,538,988	Raytheon Technologies Corp.	102,696,669

		972,702,615

	Consumer Durables & Apparel - 0.3%
617,635	VF Corp.	47,477,602

	Consumer Services - 0.5%
7,298	Caesars Entertainment, Inc.*	513,706
344,815	McDonald’s Corp.	71,666,350

		72,180,056

	Diversified Financials - 2.4%
212,472	BlackRock, Inc.	148,998,115
1,230,436	Blackstone Group, Inc. Class A	82,672,995
1,797,171	Morgan Stanley	120,500,315

		352,171,425

	Energy - 1.6%
1,767,526	ConocoPhillips	70,754,066
3,816	Foresight Energy LLC*(1)(2)	30,825
936,397	Kinder Morgan, Inc.	13,184,470
1,055,349	Phillips 66	71,552,662
1,798,958	TC Energy Corp.	77,107,244

		232,629,267

	Food, Beverage & Tobacco - 4.2%
2,029,546	Archer-Daniels-Midland Co.	101,497,595
442,215	Coca-Cola Co.	21,292,652
1,044,389	Kellogg Co.	61,556,288
2,070,526	Mondelez International, Inc. Class A	114,789,961
356,400	Nestle S.A. ADR	40,023,720
589,896	PepsiCo., Inc.	80,562,097
2,088,175	Philip Morris International, Inc.	166,323,139
13,780,000	Philip Morris International, Inc.	13,712,291

		599,757,743

	Health Care Equipment & Services - 2.2%
1,563,045	CVS Health Corp.	111,992,174
1,793,410	Medtronic plc	199,660,335

		311,652,509

	Household & Personal Products - 1.9%
483,114	Kimberly-Clark Corp.	63,819,359
1,065,521	Procter & Gamble Co.	136,610,448
1,177,706	Unilever plc ADR	68,707,368

		269,137,175

	Insurance - 3.1%
980,855	Chubb Ltd.	142,881,148
3,328,090	MetLife, Inc.	160,247,534
1,265,364	Progressive Corp.	110,327,087

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
244,477	Travelers Cos., Inc.	$33,322,215

		446,777,984

	Materials - 0.8%
992,180	LyondellBasell Industries N.V. Class A	85,089,357
244,412	Rio Tinto plc ADR	18,677,965
6,255,000	Teck Resources Ltd.	6,916,636

		110,683,958

	Media & Entertainment - 1.5%
4,482,610	Comcast Corp. Class A	222,202,978

	Pharmaceuticals, Biotechnology & Life Sciences - 5.1%
1,496,221	AstraZeneca plc ADR	75,708,783
474,800	Eli Lilly & Co.	98,744,156
1,500,692	Johnson & Johnson	244,807,886
955,056	Merck & Co., Inc.	73,606,166
862,635	Novartis AG	78,107,373
4,419,820	Pfizer, Inc.	158,671,538

		729,645,902

	Real Estate - 1.3%
1,162,259	Crown Castle International Corp. REIT	185,101,368

	Retailing - 0.9%
476,714	Home Depot, Inc	129,103,685

	Semiconductors & Semiconductor Equipment - 0.6%
613,208	Analog Devices, Inc.	90,343,935

	Software & Services - 0.6%
483,983	Automatic Data Processing, Inc.	79,915,273

	Technology Hardware & Equipment - 2.3%
4,593,184	Cisco Systems, Inc.	204,764,143
3,383,492	Corning, Inc.	121,365,858

		326,130,001

	Telecommunication Services - 0.8%
554,195	BCE, Inc.	23,506,969
1,677,270	Verizon Communications, Inc.	91,830,533

		115,337,502

	Transportation - 0.9%
677,356	Union Pacific Corp.	133,757,489

	Utilities - 3.8%
868,852	American Electric Power Co., Inc.	70,298,815
1,630,474	Dominion Energy, Inc.	118,845,250
310,300	DTE Energy Co.	36,838,816
903,968	Duke Energy Corp.	84,972,992
511,110	Entergy Corp.	48,724,116
2,102,714	Exelon Corp.	87,388,794
744,318	Sempra Energy	92,116,796

		539,185,579

	Total Common Stocks (cost $5,324,528,494)	$6,539,121,511

Preferred Stocks - 0.2%
	Banks - 0.2%
770,000	Bank of America Corp. Series P, 4.13%(3)	19,250,000

	Diversified Financials - 0.0%
29,500	GMAC Capital Trust Series 2, 6.01%(4)	782,340

	Total Preferred Stocks (cost $20,023,012)	$20,032,340

Corporate Bonds - 43.0%
	Advertising - 0.0%
	Lamar Media Corp.
$ 345,000	3.75%, 02/15/2028	350,701

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,715,000	5.75%, 02/01/2026	$1,764,564

		2,115,265

	Aerospace/Defense - 1.1%
	BAE Systems plc
2,455,000	3.40%, 04/15/2030(5)	2,735,477
	Boeing Co.
7,000,000	3.25%, 02/01/2035	6,980,972
13,025,000	5.04%, 05/01/2027	15,162,123
3,415,000	5.71%, 05/01/2040	4,322,600
	Bombardier, Inc.
1,965,000	7.88%, 04/15/2027(5)	1,841,087
	DAE Funding LLC
670,000	4.50%, 08/01/2022(5)	674,556
1,365,000	5.00%, 08/01/2024(5)	1,416,051
	Embraer Netherlands Finance B.V.
515,000	5.40%, 02/01/2027	538,432
	L3Harris Technologies, Inc.
1,900,000	2.90%, 12/15/2029	2,071,689
29,890,000	3.85%, 06/15/2023	32,193,479
7,545,000	4.40%, 06/15/2028	8,929,354
	Lockheed Martin Corp.
5,340,000	3.60%, 03/01/2035	6,348,133
6,025,000	4.50%, 05/15/2036	7,803,317
	Northrop Grumman Corp.
10,830,000	2.93%, 01/15/2025	11,696,546
3,200,000	3.25%, 01/15/2028	3,556,079
4,000,000	4.03%, 10/15/2047	4,850,740
	Raytheon Technologies Corp.
335,000	4.88%, 10/15/2040	430,745
	TransDigm, Inc.
2,700,000	5.50%, 11/15/2027	2,785,752
4,970,000	6.25%, 03/15/2026(5)	5,241,561
505,000	8.00%, 12/15/2025(5)	552,344
	United Technologies Corp.
5,000,000	3.75%, 11/01/2046	5,730,319
8,945,000	3.95%, 08/16/2025	10,178,703
1,925,000	4.50%, 06/01/2042	2,438,020
5,965,000	4.63%, 11/16/2048	7,721,137
7,960,000	5.70%, 04/15/2040	11,251,013
1,890,000	6.13%, 07/15/2038	2,710,682

		160,160,911

	Agriculture - 0.8%
	Altria Group, Inc.
8,645,000	3.88%, 09/16/2046	8,987,639
3,545,000	4.80%, 02/14/2029	4,207,820
11,655,000	5.38%, 01/31/2044	14,511,736
	BAT Capital Corp.
35,610,000	2.26%, 03/25/2028	36,314,608
8,515,000	3.22%, 09/06/2026	9,282,574
16,380,000	3.22%, 08/15/2024	17,672,304
9,765,000	3.46%, 09/06/2029	10,643,216
	Imperial Brands Finance plc
6,455,000	3.50%, 02/11/2023(5)	6,758,466
5,360,000	3.75%, 07/21/2022(5)	5,574,173
	Kernel Holding S.A.
480,000	6.75%, 10/27/2027(5)	510,778
	Philip Morris International, Inc.
1,230,000	4.13%, 03/04/2043	1,434,995
1,980,000	4.25%, 11/10/2044	2,373,932

		118,272,241

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Airlines - 0.0%
	Continental Airlines, Inc.
$ 687	6.90%, 10/19/2023	$684

	Apparel - 0.1%
	G-III Apparel Group Ltd.
2,120,000	7.88%, 08/15/2025(5)	2,321,400
	NIKE, Inc.
4,675,000	3.25%, 03/27/2040	5,284,064
	PVH Corp.
2,120,000	4.63%, 07/10/2025	2,385,362
	William Carter Co.
2,865,000	5.50%, 05/15/2025(5)	3,047,644

		13,038,470

	Auto Manufacturers - 0.3%
	Ford Motor Co.
1,665,000	4.75%, 01/15/2043	1,680,491
1,400,000	8.50%, 04/21/2023	1,567,580
	Ford Motor Credit Co. LLC
3,200,000	4.54%, 08/01/2026	3,424,000
1,500,000	5.13%, 06/16/2025	1,629,375
	General Motors Co.
9,235,000	5.15%, 04/01/2038	11,145,254
4,917,000	5.20%, 04/01/2045	6,013,853
2,745,000	6.13%, 10/01/2025	3,308,522
1,325,000	6.25%, 10/02/2043	1,788,722
385,000	6.80%, 10/01/2027	494,520
	General Motors Financial Co., Inc.
4,650,000	1.25%, 01/08/2026	4,633,568
5,985,000	3.50%, 11/07/2024	6,485,650
4,245,000	4.35%, 01/17/2027	4,865,083
	Nissan Motor Co., Ltd.
475,000	4.35%, 09/17/2027(5)	523,391

		47,560,009

	Auto Parts & Equipment - 0.1%
	Adient Global Holdings Ltd.
EUR 1,930,000	3.50%, 08/15/2024(6)	2,344,807
$ 3,665,000	4.88%, 08/15/2026(5)	3,709,713
	Clarios Global L.P. / Clarios U.S. Finance Co.
1,375,000	8.50%, 05/15/2027(5)	1,456,125
	Meritor, Inc.
2,805,000	4.50%, 12/15/2028(5)	2,847,075

		10,357,720

	Beverages - 1.2%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
9,405,000	3.65%, 02/01/2026	10,547,001
15,055,000	4.70%, 02/01/2036	18,564,353
11,111,000	4.90%, 02/01/2046	13,851,305
	Anheuser-Busch InBev Worldwide, Inc.
9,174,000	3.75%, 07/15/2042	10,109,731
5,985,000	4.15%, 01/23/2025	6,764,347
3,440,000	4.38%, 04/15/2038	4,088,746
7,750,000	4.60%, 04/15/2048	9,388,448
6,130,000	4.75%, 04/15/2058	7,602,049
	Bacardi Ltd.
5,365,000	5.15%, 05/15/2038(5)	6,861,775
	Coca-Cola Co.
15,000,000	2.50%, 06/01/2040	15,142,968
	Constellation Brands, Inc.
1,585,000	3.15%, 08/01/2029	1,741,056
7,893,000	3.60%, 02/15/2028	8,941,635
150,000	4.65%, 11/15/2028	181,234

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Diageo Capital plc
$ 15,297,000	2.00%, 04/29/2030	$15,665,930
	PepsiCo, Inc.
6,500,000	3.38%, 07/29/2049	7,420,312
	Pernod Ricard International Finance LLC
18,810,000	1.25%, 04/01/2028(5)	18,610,023
12,840,000	1.63%, 04/01/2031(5)	12,502,232

		167,983,145

	Biotechnology - 0.7%
	Amgen, Inc.
2,400,000	1.90%, 02/21/2025	2,515,452
12,880,000	2.20%, 02/21/2027	13,621,738
26,740,000	3.15%, 02/21/2040	28,257,239
3,525,000	3.38%, 02/21/2050	3,782,555
7,025,000	4.40%, 05/01/2045	8,798,273
	Gilead Sciences, Inc.
7,060,000	1.20%, 10/01/2027	7,050,214
6,800,000	2.60%, 10/01/2040	6,638,348
9,665,000	2.80%, 10/01/2050	9,313,200
	Royalty Pharma plc
8,060,000	1.75%, 09/02/2027(5)	8,218,148
16,060,000	2.20%, 09/02/2030(5)	16,193,812
705,000	3.30%, 09/02/2040(5)	727,181
1,570,000	3.55%, 09/02/2050(5)	1,639,494

		106,755,654

	Chemicals - 0.7%
	Air Products and Chemicals, Inc.
2,560,000	1.50%, 10/15/2025	2,648,805
4,840,000	1.85%, 05/15/2027	5,079,268
	Braskem Netherlands Finance B.V.
600,000	4.50%, 01/10/2028(6)	621,906
	Chandra Asri Petrochemical Tbk PT
490,000	4.95%, 11/08/2024(6)	485,345
	Dow Chemical Co.
990,000	3.60%, 11/15/2050	1,060,891
9,415,000	4.55%, 11/30/2025	10,941,933
	DuPont de Nemours, Inc.
8,300,000	4.73%, 11/15/2028	10,077,670
	EI du Pont de Nemours and Co.
6,360,000	1.70%, 07/15/2025	6,590,482
	LYB International Finance LLC
7,745,000	2.88%, 05/01/2025	8,328,800
3,740,000	3.38%, 10/01/2040	3,836,977
	NOVA Chemicals Corp.
480,000	4.88%, 06/01/2024(5)	492,000
	Nutrien Ltd.
3,575,000	3.95%, 05/13/2050	4,185,520
	Nutrition & Biosciences, Inc.
15,680,000	1.83%, 10/15/2027(5)	16,022,507
7,000,000	2.30%, 11/01/2030(5)	7,129,879
	OCP S.A.
4,359,000	4.50%, 10/22/2025(6)	4,720,727
340,000	6.88%, 04/25/2044(6)	442,150
	Sherwin-Williams Co.
11,335,000	2.95%, 08/15/2029	12,358,804
2,710,000	3.30%, 05/15/2050	2,939,324
1,740,000	4.50%, 06/01/2047	2,217,437
950,000	4.55%, 08/01/2045	1,187,601
	Syngenta Finance N.V.
650,000	4.89%, 04/24/2025(5)(7)	691,258
	TPC Group, Inc.
1,065,000	10.50%, 08/01/2024(5)	1,009,972

		103,069,256

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Commercial Banks - 7.5%
	Banco de Credito del Peru
$ 1,350,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(5)(8)	$1,388,840
	Banco do Brasil S.A.
845,000	4.63%, 01/15/2025, 5 year EUR Swap + 7.591%(5)	909,643
475,000	4.63%, 01/15/2025	511,338
1,680,000	4.75%, 03/20/2024(5)	1,805,076
210,000	4.88%, 04/19/2023(5)	224,018
	Bancolombia S.A.
1,380,000	3.00%, 01/29/2025	1,421,414
835,000	4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 year USD CMT + 2.944% thereafter)(8)	862,138
	Bank Leumi Le-Israel BM
1,410,000	3.28%, 01/29/2031, (3.28% fixed rate until 01/29/2026; 5 year USD CMT + 1.631% thereafter)(5)(6)(8)	1,480,500
	Bank of America Corp.
40,135,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD LIBOR + 0.990% thereafter)(8)	41,796,091
8,800,000	2.68%, 06/19/2041, (2.68% fixed rate until 06/19/2040; 3 mo. USD SOFR + 1.930% thereafter)(8)	8,770,270
1,600,000	2.88%, 10/22/2030, (2.88% fixed rate until 10/22/2029; 3 mo. USD LIBOR + 1.190% thereafter)(8)	1,719,568
3,733,000	3.00%, 12/20/2023, (3.00% fixed rate until 12/20/2022; 3 mo. USD LIBOR + 0.790% thereafter)(8)	3,910,521
15,270,000	3.09%, 10/01/2025, (3.09% fixed rate until 10/01/2024; 3 mo. USD LIBOR + 1.090% thereafter)(8)	16,530,167
7,500,000	3.12%, 01/20/2023, (3.12% fixed rate until 01/20/2022; 3 mo. USD LIBOR + 1.160% thereafter)(8)	7,696,049
6,550,000	3.82%, 01/20/2028, (3.82% fixed rate until 01/20/2027; 3 mo. USD LIBOR + 1.575% thereafter)(8)	7,460,866
5,015,000	3.86%, 07/23/2024, (3.86% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.940% thereafter)(8)	5,420,459
15,235,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(8)	18,442,314
4,260,000	4.10%, 07/24/2023	4,650,243
3,225,000	4.24%, 04/24/2038, (4.24% fixed rate until 04/24/2037; 3 mo. USD LIBOR + 1.814% thereafter)(8)	3,892,059
13,375,000	4.33%, 03/15/2050, (4.33% fixed rate until 03/15/2049; 3 mo. USD LIBOR + 1.520% thereafter)(8)	16,706,779
1,760,000	5.00%, 01/21/2044	2,387,902
9,525,000	7.75%, 05/14/2038	15,686,400
	BNP Paribas S.A.
2,365,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(5)(8)	2,369,953
20,555,000	1.90%, 09/30/2028, (1.90% fixed rate until 09/30/2027; 3 mo. USD SOFR + 1.609% thereafter)(5)(8)	20,922,534
	BPCE S.A.
17,135,000	1.00%, 01/20/2026(5)	17,141,521
	Citigroup, Inc.
38,630,000	1.12%, 01/28/2027, (1.12% fixed rate until 01/28/2026; 3 mo. USD SOFR + 0.765% thereafter)(8)	38,605,941
3,930,000	2.67%, 01/29/2031, (2.67% fixed rate until 01/29/2030; 3 mo. USD SOFR + 1.146% thereafter)(8)	4,129,027
3,770,000	3.20%, 10/21/2026	4,154,779
24,410,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(8)	26,405,902
5,350,000	3.67%, 07/24/2028, (3.67% fixed rate until 07/24/2027; 3 mo. USD LIBOR + 1.390% thereafter)(8)	6,050,745
2,000,000	3.88%, 01/24/2039, (3.88% fixed rate until 01/24/2038; 3 mo. USD LIBOR + 1.168% thereafter)(8)	2,298,779
18,095,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(8)	20,890,986
7,325,000	4.30%, 11/20/2026	8,425,170
5,180,000	4.45%, 09/29/2027	6,034,013

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 2,350,000	4.60%, 03/09/2026	$2,724,029
	Credit Agricole S.A.
7,931,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 3 mo. USD SOFR + 1.676% thereafter)(5)(8)	8,179,344
	Credit Suisse Group AG
6,795,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 3 mo. USD SOFR + 0.980% thereafter)(5)(8)	6,787,420
9,580,000	3.00%, 12/14/2023, (3.00% fixed rate until 12/14/2022; 3 mo. USD LIBOR + 1.200% thereafter)(5)(8)	10,000,443
9,725,000	4.21%, 06/12/2024, (4.21% fixed rate until 06/12/2023; 3 mo. USD LIBOR + 1.240% thereafter)(5)(8)	10,500,758
3,855,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(3)(6)(8)	4,216,368
	Credit Suisse Group Funding Guernsey Ltd.
10,410,000	3.80%, 09/15/2022	10,963,183
	Danske Bank A/S
6,504,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(5)(8)	6,537,634
	Discover Bank
1,470,000	3.35%, 02/06/2023	1,549,846
5,855,000	4.20%, 08/08/2023	6,386,658
	Fifth Third Bank NA
19,000,000	3.95%, 07/28/2025	21,639,926
	Goldman Sachs Group, Inc.
8,535,000	0.48%, 01/27/2023	8,536,277
30,010,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 3 mo. USD SOFR + 0.789% thereafter)(8)	30,064,298
2,365,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 3 mo. USD SOFR + 1.090% thereafter)(8)	2,367,553
14,115,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(8)	14,614,176
28,540,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD LIBOR + 1.201% thereafter)(8)	31,059,742
6,345,000	3.50%, 01/23/2025	6,949,582
4,345,000	4.00%, 03/03/2024	4,783,440
23,347,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(8)	27,612,409
6,355,000	4.80%, 07/08/2044	8,408,573
1,835,000	5.15%, 05/22/2045	2,450,664
	Grupo Aval Ltd.
2,015,000	4.75%, 09/26/2022(6)	2,108,698
	HSBC Holdings plc
11,240,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(8)	11,373,860
4,695,000	3.26%, 03/13/2023, (3.26% fixed rate until 03/13/2022; 3 mo. USD LIBOR + 1.055% thereafter)(8)	4,844,380
13,270,000	3.60%, 05/25/2023	14,232,985
4,780,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD LIBOR + 1.610% thereafter)(8)	5,426,875
7,245,000	4.25%, 03/14/2024	7,969,958
6,755,000	4.30%, 03/08/2026	7,753,096
13,320,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(8)	15,603,579
4,440,000	6.80%, 06/01/2038	6,600,360
	Industrial & Commercial Bank of China Ltd.
1,205,000	4.88%, 09/21/2025(6)	1,371,025
	Itau Unibanco Holding S.A.
2,985,000	2.90%, 01/24/2023(5)	3,050,849
	JP Morgan Chase & Co.
15,385,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(8)	16,249,645
11,585,000	2.74%, 10/15/2030, (2.74% fixed rate until 10/15/2029; 3 mo. USD SOFR + 1.510% thereafter)(8)	12,387,991

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 2,725,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(8)	$2,912,084
22,475,000	2.97%, 01/15/2023	23,043,039
6,860,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(8)	7,397,507
9,440,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(8)	10,168,129
19,950,000	3.30%, 04/01/2026	22,209,122
6,290,000	3.88%, 07/24/2038, (3.88% fixed rate until 07/24/2037; 3 mo. USD LIBOR + 1.360% thereafter)(8)	7,355,884
15,520,000	3.96%, 11/15/2048, (3.96% fixed rate until 11/15/2047; 3 mo. USD LIBOR + 1.380% thereafter)(8)	18,696,060
2,251,000	4.02%, 12/05/2024, (4.02% fixed rate until 12/05/2023; 3 mo. USD LIBOR + 1.000% thereafter)(8)	2,469,241
4,055,000	4.26%, 02/22/2048, (4.26% fixed rate until 02/22/2047; 3 mo. USD LIBOR + 1.580% thereafter)(8)	5,074,335
6,000,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD SOFR + 3.790% thereafter)(8)	7,205,518
	Kookmin Bank
810,000	2.50%, 11/04/2030(5)	830,326
	Morgan Stanley
11,420,000	0.73%, 01/20/2023, 3 mo. USD SOFR + 0.700%(9)	11,466,259
21,340,000	0.99%, 12/10/2026, (0.99% fixed rate until 12/10/2025; 3 mo. USD SOFR + 0.720% thereafter)(8)	21,279,213
12,820,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(8)	12,622,184
7,800,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(8)	7,769,797
7,795,000	2.72%, 07/22/2025, (2.72% fixed rate until 07/22/2024; 3 mo. USD SOFR + 1.152% thereafter)(8)	8,315,771
8,665,000	3.13%, 07/27/2026	9,595,324
5,000,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 3 mo. USD SOFR + 3.120% thereafter)(8)	5,686,179
2,935,000	3.70%, 10/23/2024	3,257,443
6,880,000	3.74%, 04/24/2024, (3.74% fixed rate until 04/24/2023; 3 mo. USD LIBOR + 0.847% thereafter)(8)	7,361,270
9,690,000	4.00%, 07/23/2025	10,982,644
16,825,000	4.46%, 04/22/2039, (4.46% fixed rate until 04/22/2038; 3 mo. USD LIBOR + 1.431% thereafter)(8)	21,137,005
	PNC Bank NA
3,600,000	2.70%, 10/22/2029	3,861,508
	PNC Financial Services Group, Inc.
16,530,000	3.45%, 04/23/2029	18,881,012
9,310,000	3.90%, 04/29/2024	10,266,569
	QNB Finance Ltd.
1,885,000	3.50%, 03/28/2024(6)	2,019,683
	Santander Holdings USA, Inc.
6,970,000	3.40%, 01/18/2023	7,311,194
6,145,000	3.70%, 03/28/2022	6,344,885
	Santander UK Group Holdings plc
8,700,000	3.57%, 01/10/2023	8,949,462
	Standard Chartered plc
7,165,000	1.46%, 01/14/2027, (1.46% fixed rate until 01/14/2026; 12 mo. USD CMT + 1.000% thereafter)(5)(8)	7,160,449
	State Street Corp.
735,000	2.90%, 03/30/2026, (2.90% fixed rate until 03/30/2025; 3 mo. USD SOFR + 2.600% thereafter)(8)	796,168
7,445,000	3.78%, 12/03/2024, (3.78% fixed rate until 12/03/2023; 3 mo. USD LIBOR + 0.770% thereafter)(8)	8,140,989
	Truist Bank
3,180,000	2.25%, 03/11/2030	3,278,846
	Truist Financial Corp.
15,195,000	2.50%, 08/01/2024	16,188,631

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	U.S. Bancorp
$ 13,325,000	2.40%, 07/30/2024	$14,171,175
	Wachovia Corp.
2,655,000	5.50%, 08/01/2035	3,467,267
	Wells Fargo & Co.
19,030,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 0.825% thereafter)(8)	20,099,144
8,055,000	3.07%, 01/24/2023	8,271,160
9,965,000	3.45%, 02/13/2023	10,557,117
6,500,000	3.58%, 05/22/2028, (3.58% fixed rate until 05/22/2027; 3 mo. USD LIBOR + 1.310% thereafter)(8)	7,307,605
11,840,000	3.75%, 01/24/2024	12,876,337
880,000	4.40%, 06/14/2046	1,048,642
3,690,000	4.65%, 11/04/2044	4,501,335
2,655,000	4.75%, 12/07/2046	3,356,710
3,026,000	4.90%, 11/17/2045	3,855,715
1,475,000	5.38%, 11/02/2043	1,964,951
4,408,000	5.61%, 01/15/2044	6,022,133

		1,073,940,650

	Commercial Services - 0.6%
	Aeropuerto Internacional de Tocumen S.A.
708,582	6.00%, 11/18/2048(5)	848,102
	APX Group, Inc.
4,340,000	7.63%, 09/01/2023(7)	4,508,175
1,523,000	7.88%, 12/01/2022	1,526,823
	Ashtead Capital, Inc.
2,620,000	4.00%, 05/01/2028(5)	2,794,230
	Cardtronics, Inc. / Cardtronics USA, Inc.
190,000	5.50%, 05/01/2025(5)(7)	196,888
	Duke University
4,495,000	2.83%, 10/01/2055	4,738,333
	Equifax, Inc.
19,085,000	2.60%, 12/01/2024	20,348,220
1,305,000	3.10%, 05/15/2030	1,425,221
	Global Payments, Inc.
7,750,000	2.65%, 02/15/2025	8,264,210
8,085,000	2.90%, 05/15/2030	8,644,817
255,000	4.15%, 08/15/2049	300,582
7,075,000	4.45%, 06/01/2028	8,344,534
	Herc Holdings, Inc.
2,570,000	5.50%, 07/15/2027(5)	2,709,294
	IHS Markit Ltd.
11,565,000	4.13%, 08/01/2023	12,512,173
	Jaguar Holding Co.
380,000	5.00%, 06/15/2028(5)	403,750
	Service Corp. International
775,000	4.63%, 12/15/2027	826,111
550,000	5.13%, 06/01/2029	605,336
	United Rentals North America, Inc.
2,035,000	5.88%, 09/15/2026	2,144,280

		81,141,079

	Construction Materials - 0.2%
	Builders FirstSource, Inc.
2,880,000	5.00%, 03/01/2030(5)	3,078,000
	Carrier Global Corp.
13,585,000	2.49%, 02/15/2027	14,519,716
	CP Atlas Buyer, Inc.
990,000	7.00%, 12/01/2028(5)	1,014,136
	Johnson Controls International plc
985,000	4.50%, 02/15/2047	1,257,518
2,971,000	4.63%, 07/02/2044	3,795,588
2,869,000	4.95%, 07/02/2064(10)	3,782,923

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Lennox International, Inc.
$ 4,285,000	1.70%, 08/01/2027	$4,390,256
	Norbord, Inc.
1,280,000	5.75%, 07/15/2027(5)	1,376,800

		33,214,937

	Distribution/Wholesale - 0.0%
	American Builders & Contractors Supply Co., Inc.
1,145,000	4.00%, 01/15/2028(5)	1,180,781
	Core & Main Holdings L.P. (8.63% Cash, 9.38% PIK)
2,750,000	8.63%, 09/15/2024(5)(11)	2,798,125
	Performance Food Group, Inc.
875,000	5.50%, 10/15/2027(5)	923,974

		4,902,880

	Diversified Financial Services - 1.4%
	AIG Global Funding
22,335,000	0.45%, 12/08/2023(5)	22,348,349
	Capital One Financial Corp.
27,550,000	3.65%, 05/11/2027	31,216,853
2,675,000	3.80%, 01/31/2028	3,046,274
	Charles Schwab Corp.
22,025,000	0.90%, 03/11/2026	22,108,355
1,000,000	4.00%, 12/01/2030, (4.00% fixed rate until 12/01/2030; 10 year USD CMT + 3.079% thereafter)(3)(8)	1,030,000
	Credit Acceptance Corp.
1,585,000	5.13%, 12/31/2024(5)	1,628,588
1,325,000	6.63%, 03/15/2026	1,404,500
	CSN Islands Corp.
390,000	6.75%, 01/28/2028(5)	419,796
	Fly Leasing Ltd.
1,700,000	5.25%, 10/15/2024(7)	1,653,250
	GE Capital Funding LLC
12,240,000	4.40%, 05/15/2030(5)	14,143,103
3,000,000	4.55%, 05/15/2032(5)	3,528,073
	GE Capital International Funding Co.
10,404,000	4.42%, 11/15/2035	12,163,201
	Genworth Mortgage Holdings, Inc.
3,470,000	6.50%, 08/15/2025(5)	3,699,887
	goeasy Ltd.
3,675,000	5.38%, 12/01/2024(5)	3,831,187
	Home Point Capital, Inc.
3,405,000	5.00%, 02/01/2026(5)	3,447,562
	Intercontinental Exchange, Inc.
15,660,000	1.85%, 09/15/2032	15,378,090
3,470,000	2.65%, 09/15/2040	3,418,096
	LD Holdings Group LLC
3,040,000	6.50%, 11/01/2025(5)	3,230,000
	Minejesa Capital B.V.
2,055,000	5.63%, 08/10/2037	2,259,103
	Nasdaq, Inc.
3,865,000	0.45%, 12/21/2022	3,868,451
1,805,000	3.85%, 06/30/2026	2,063,904
16,765,000	4.25%, 06/01/2024	18,561,929
	Nationstar Mortgage Holdings, Inc.
1,865,000	5.13%, 12/15/2030(5)	1,934,937
	Navient Corp.
500,000	4.88%, 03/15/2028	496,250
500,000	5.00%, 03/15/2027	508,125
1,666,000	6.50%, 06/15/2022	1,745,135
	OneMain Finance Corp.
1,825,000	4.00%, 09/15/2030	1,840,969
	PennyMac Financial Services, Inc.
1,815,000	5.38%, 10/15/2025(5)	1,901,213

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Power Finance Corp. Ltd.
$ 975,000	3.95%, 04/23/2030(6)	$1,025,505
	Springleaf Finance Corp.
5,045,000	5.38%, 11/15/2029	5,549,500
575,000	6.13%, 03/15/2024	628,360
980,000	6.88%, 03/15/2025	1,124,550
490,000	7.13%, 03/15/2026	573,300
	Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
3,205,000	6.75%, 06/01/2025(5)	3,297,144

		195,073,539

	Electric - 3.6%
	AES Corp.
11,685,000	3.30%, 07/15/2025(5)	12,704,166
	Appalachian Power Co.
9,630,000	4.50%, 03/01/2049	12,027,483
	Berkshire Hathaway Energy Co.
7,650,000	2.85%, 05/15/2051(5)	7,573,643
	Centrais Eletricas Brasileiras S.A.
460,000	3.63%, 02/04/2025(5)	469,660
595,000	4.63%, 02/04/2030(5)	615,789
1,810,000	4.63%, 02/04/2030(6)	1,873,241
1,155,000	5.75%, 10/27/2021	1,191,486
	Clearway Energy Operating LLC
1,235,000	4.75%, 03/15/2028(5)	1,329,305
	Cleco Corporate Holdings LLC
5,340,000	3.38%, 09/15/2029	5,571,706
5,111,000	3.74%, 05/01/2026	5,684,609
7,195,000	4.97%, 05/01/2046	8,383,363
	Commonwealth Edison Co.
1,120,000	4.35%, 11/15/2045	1,414,515
	Consolidated Edison Co. of New York, Inc.
6,150,000	3.95%, 04/01/2050	7,274,168
5,050,000	4.50%, 05/15/2058	6,480,118
	Consolidated Edison, Inc.
17,415,000	0.65%, 12/01/2023	17,419,600
	Consumers Energy Co.
6,500,000	3.95%, 07/15/2047	8,020,591
	Dominion Energy South Carolina, Inc.
1,930,000	5.30%, 05/15/2033	2,585,088
	Dominion Energy, Inc.
11,710,000	3.90%, 10/01/2025	13,209,021
8,512,000	4.25%, 06/01/2028	10,126,399
3,390,000	7.00%, 06/15/2038	5,149,545
	DPL, Inc.
450,000	4.13%, 07/01/2025(5)	480,375
	Duke Energy Carolinas LLC
6,965,000	3.20%, 08/15/2049	7,551,691
3,270,000	3.75%, 06/01/2045	3,792,882
3,305,000	3.88%, 03/15/2046	3,903,785
3,000,000	5.30%, 02/15/2040	4,135,808
	Duke Energy Progress LLC
2,060,000	4.10%, 05/15/2042	2,490,345
1,940,000	4.15%, 12/01/2044	2,382,992
6,845,000	4.20%, 08/15/2045	8,398,490
2,730,000	4.38%, 03/30/2044	3,424,317
	Duquesne Light Holdings, Inc.
3,755,000	2.53%, 10/01/2030(5)	3,829,413
	Edison International
5,285,000	3.13%, 11/15/2022	5,489,288
	Emera U.S. Finance L.P.
1,755,000	4.75%, 06/15/2046	2,166,776
	Engie Energia Chile S.A.
560,000	4.50%, 01/29/2025(6)	617,880
	Evergy, Inc.

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 5,000,000	2.45%, 09/15/2024	$5,287,781
14,501,000	2.90%, 09/15/2029	15,642,265
	Eversource Energy
2,775,000	2.80%, 05/01/2023	2,906,166
9,905,000	3.80%, 12/01/2023	10,811,119
	Exelon Corp.
2,245,000	4.05%, 04/15/2030	2,622,117
5,557,000	4.70%, 04/15/2050	7,114,932
	FirstEnergy Corp.
440,000	4.40%, 07/15/2027	480,700
4,525,000	7.38%, 11/15/2031	6,348,258
	FirstEnergy Transmission LLC
7,260,000	4.35%, 01/15/2025(5)	7,974,396
2,790,000	5.45%, 07/15/2044(5)	3,438,816
	Fortis, Inc.
4,372,000	3.06%, 10/04/2026	4,788,984
	Georgia Power Co.
7,610,000	2.65%, 09/15/2029	8,168,896
1,955,000	3.70%, 01/30/2050	2,200,138
	Instituto Costarricense de Electricidad
835,000	6.95%, 11/10/2021(6)	844,402
	IPALCO Enterprises, Inc.
7,155,000	3.70%, 09/01/2024	7,796,040
	Israel Electric Corp. Ltd.
5,685,000	4.25%, 08/14/2028(5)(6)	6,476,636
1,195,000	5.00%, 11/12/2024(5)(6)	1,354,162
	ITC Holdings Corp.
6,355,000	3.25%, 06/30/2026	7,034,375
	Lamar Funding Ltd.
995,000	3.96%, 05/07/2025(6)	982,033
	Metropolitan Edison Co.
4,308,000	4.30%, 01/15/2029(5)	4,826,497
	Mid-Atlantic Interstate Transmission LLC
6,590,000	4.10%, 05/15/2028(5)	7,341,853
	MidAmerican Energy Co.
2,598,000	4.40%, 10/15/2044	3,280,584
	Minejesa Capital B.V.
1,555,000	4.63%, 08/10/2030(6)	1,681,266
	Mong Duong Finance Holdings B.V.
765,000	5.13%, 05/07/2029(5)	775,933
500,000	5.13%, 05/07/2029	507,146
	NextEra Energy Operating Partners L.P.
450,000	4.25%, 07/15/2024(5)	477,045
	Northern States Power Co.
2,690,000	3.60%, 09/15/2047	3,187,297
	NRG Energy, Inc.
7,800,000	2.00%, 12/02/2025(5)	8,090,862
7,800,000	2.45%, 12/02/2027(5)	8,136,331
	Pacific Gas and Electric Co.
480,000	2.10%, 08/01/2027	486,651
8,225,000	2.50%, 02/01/2031	8,172,386
6,110,000	3.50%, 08/01/2050	5,834,577
2,875,000	3.95%, 12/01/2047	2,870,413
2,395,000	4.50%, 07/01/2040	2,613,593
	PacifiCorp
3,500,000	4.10%, 02/01/2042	4,194,634
9,280,000	4.15%, 02/15/2050	11,573,505
	PECO Energy Co.
9,625,000	3.90%, 03/01/2048	11,686,428
	Pennsylvania Electric Co.
7,975,000	3.25%, 03/15/2028(5)	8,432,693
	Perusahaan Listrik Negara PT
605,000	3.88%, 07/17/2029(6)	661,265
2,495,000	4.38%, 02/05/2050(6)	2,650,937

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 3,755,000	6.15%, 05/21/2048(6)	$4,894,305
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
925,000	4.00%, 06/30/2050(6)	944,656
	Potomac Electric Power Co.
2,700,000	4.15%, 03/15/2043	3,322,058
	Public Service Co. of Colorado
332,000	3.80%, 06/15/2047	399,801
	Public Service Enterprise Group, Inc.
8,830,000	1.60%, 08/15/2030	8,568,877
8,830,000	2.88%, 06/15/2024	9,468,101
	Puget Energy, Inc.
12,894,000	4.10%, 06/15/2030	14,589,014
	Puget Sound Energy, Inc.
5,110,000	3.25%, 09/15/2049	5,468,457
	Rochester Gas and Electric Corp.
6,140,000	1.85%, 12/01/2030(5)	6,080,687
	San Diego Gas & Electric Co.
2,155,000	3.32%, 04/15/2050	2,353,228
	Sempra Energy
3,480,000	4.00%, 02/01/2048	3,968,332
	Sierra Pacific Power Co.
9,647,000	2.60%, 05/01/2026	10,417,368
	Southern California Edison Co.
11,085,000	0.50%, 12/03/2021, 3 mo. USD LIBOR + 0.270%(9)	11,093,533
4,695,000	2.85%, 08/01/2029	5,033,352
4,565,000	3.65%, 02/01/2050	4,897,257
4,585,000	4.00%, 04/01/2047	5,112,195
580,000	4.65%, 10/01/2043	704,906
595,000	5.63%, 02/01/2036	799,954
1,775,000	5.95%, 02/01/2038	2,355,387
67,000	6.00%, 01/15/2034	93,084
	Southern Co.
3,000,000	3.25%, 07/01/2026	3,334,556
17,255,000	3.70%, 04/30/2030	19,596,430
5,345,000	4.40%, 07/01/2046	6,430,415
	Star Energy Geothermal Darajat / Star Energy Geothermal Salak
780,000	4.85%, 10/14/2038(5)	870,675
	Star Energy Geothermal Wayang Windu Ltd.
544,200	6.75%, 04/24/2033(5)	619,027
	Termocandelaria Power Ltd.
775,000	7.88%, 01/30/2029(5)	841,844
	Vena Energy Capital Pte Ltd.
495,000	3.13%, 02/26/2025(6)	499,911
	Virginia Electric and Power Co.
3,690,000	2.45%, 12/15/2050	3,501,909

		513,780,969

	Electronics - 0.2%
	Fortive Corp.
20,386,000	3.15%, 06/15/2026	22,569,305

	Energy-Alternate Sources - 0.0%
	Azure Power Energy Ltd.
800,000	5.50%, 11/03/2022(6)	818,000
	Greenko Dutch B.V.
805,000	5.25%, 07/24/2024(6)	831,163

		1,649,163

	Engineering & Construction - 0.0%
	Aeropuertos Argentina S.A. (6.88% Cash, 9.38% PIK)
470,980	9.38%, 02/01/2027(5)(11)	381,494
	Bioceanico Sovereign Certificate Ltd.
2,799,696	0.01%, 06/05/2034(5)(12)	2,161,365

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Mexico City Airport Trust
$ 3,255,000	4.25%, 10/31/2026(6)	$3,377,062

		5,919,921

	Entertainment - 0.2%
	Caesars Entertainment, Inc.
2,345,000	6.25%, 07/01/2025(5)	2,481,080
1,685,000	8.13%, 07/01/2027(5)	1,849,288
	Caesars Resort Collection LLC / CRC Finco, Inc.
2,775,000	5.25%, 10/15/2025(5)	2,769,533
775,000	5.75%, 07/01/2025(5)	813,396
	Cinemark USA, Inc.
1,620,000	5.13%, 12/15/2022	1,583,550
	GLP Capital L.P. / GLP Financing II, Inc.
4,750,000	5.30%, 01/15/2029	5,562,977
	Jacobs Entertainment, Inc.
4,110,000	7.88%, 02/01/2024(5)	4,243,575
	Penn National Gaming, Inc.
4,625,000	5.63%, 01/15/2027(5)	4,865,500
	Speedway Motorsports LLC / Speedway Funding II, Inc.
698,000	4.88%, 11/01/2027(5)	691,020
	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7,770,000	5.13%, 10/01/2029(5)	8,022,525

		32,882,444

	Environmental Control - 0.3%
	Clean Harbors, Inc.
2,042,000	4.88%, 07/15/2027(5)	2,149,960
	Republic Services, Inc.
4,515,000	0.88%, 11/15/2025	4,517,394
9,395,000	1.75%, 02/15/2032	9,231,402
19,005,000	2.50%, 08/15/2024	20,218,479
	Stericycle, Inc.
590,000	3.88%, 01/15/2029(5)	606,815
1,535,000	5.38%, 07/15/2024(5)	1,590,644
	Waste Management, Inc.
6,065,000	1.50%, 03/15/2031	5,869,031

		44,183,725

	Food - 0.9%
	B&G Foods, Inc.
2,900,000	5.25%, 09/15/2027	3,052,250
	BRF S.A.
1,030,000	4.88%, 01/24/2030(5)	1,094,056
1,595,000	4.88%, 01/24/2030(6)	1,694,193
	Conagra Brands, Inc.
7,570,000	1.38%, 11/01/2027	7,558,837
550,000	4.30%, 05/01/2024	612,099
20,425,000	4.60%, 11/01/2025	23,740,746
8,410,000	5.30%, 11/01/2038	11,035,331
1,545,000	5.40%, 11/01/2048	2,134,197
	Danone S.A.
6,705,000	2.59%, 11/02/2023(5)	7,041,522
	General Mills, Inc.
5,025,000	2.88%, 04/15/2030	5,455,696
7,710,000	4.20%, 04/17/2028	9,108,599
	Hershey Co.
4,720,000	3.13%, 11/15/2049	5,145,349
	Kraft Heinz Foods Co.
500,000	3.88%, 05/15/2027	547,026
3,500,000	4.63%, 10/01/2039	3,797,503
1,870,000	5.00%, 07/15/2035	2,211,519
	MARB BondCo plc
1,510,000	3.95%, 01/29/2031(5)	1,502,450
	Minerva Luxembourg S.A.
880,000	5.88%, 01/19/2028(6)	936,813

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 205,000	6.50%, 09/20/2026(6)	$215,763
265,000	6.50%, 09/20/2026(5)	278,913
	Mondelez International Holdings Netherlands B.V.
5,020,000	2.13%, 09/19/2022(5)	5,163,621
	Mondelez International, Inc.
1,320,000	2.75%, 04/13/2030	1,424,962
	Nestle Holdings, Inc.
12,065,000	3.35%, 09/24/2023(5)	12,990,590
5,000,000	4.00%, 09/24/2048(5)	6,325,667
	Post Holdings, Inc.
3,010,000	5.00%, 08/15/2026(5)	3,104,905
2,495,000	5.63%, 01/15/2028(5)	2,647,819
2,865,000	5.75%, 03/01/2027(5)	3,004,669
	TreeHouse Foods, Inc.
1,670,000	4.00%, 09/01/2028	1,686,700
605,000	6.00%, 02/15/2024(5)	615,587
	Tyson Foods, Inc.
9,005,000	4.00%, 03/01/2026	10,272,887

		134,400,269

	Forest Products & Paper - 0.0%
	Celulosa Arauco y Constitucion S.A.
335,000	4.20%, 01/29/2030(5)	376,875
870,000	4.50%, 08/01/2024	952,659
350,000	5.15%, 01/29/2050(5)	411,985
610,000	5.15%, 01/29/2050(6)	718,031
505,000	5.50%, 04/30/2049(5)	612,313
	Inversiones CMPC S.A.
645,000	3.85%, 01/13/2030(5)	714,337
1,040,000	3.85%, 01/13/2030(6)	1,151,800

		4,938,000

	Gas - 0.6%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
692,000	5.50%, 05/20/2025	761,200
830,000	5.75%, 05/20/2027	943,847
2,738,000	5.88%, 08/20/2026	3,141,787
	Brooklyn Union Gas Co.
11,000,000	3.87%, 03/04/2029(5)	12,625,465
	Dominion Energy Gas Holdings LLC
7,180,000	3.00%, 11/15/2029	7,801,809
	NiSource, Inc.
9,340,000	0.95%, 08/15/2025	9,345,224
20,515,000	1.70%, 02/15/2031	20,064,047
2,260,000	3.49%, 05/15/2027	2,545,300
4,910,000	4.38%, 05/15/2047	5,936,094
	Sempra Energy
3,938,000	3.40%, 02/01/2028	4,409,670
5,300,000	3.80%, 02/01/2038	6,041,595
	Southern Co. Gas Capital Corp.
12,250,000	1.75%, 01/15/2031	12,079,841

		85,695,879

	Healthcare-Products - 0.4%
	Abbott Laboratories
6,550,000	4.75%, 11/30/2036	8,807,558
	Alcon Finance Corp.
4,300,000	2.60%, 05/27/2030(5)	4,534,334
2,670,000	3.00%, 09/23/2029(5)	2,894,858
2,785,000	3.80%, 09/23/2049(5)	3,206,317
	Avantor Funding, Inc.
3,090,000	4.63%, 07/15/2028(5)	3,252,843
	Baxter International, Inc.
1,655,000	3.50%, 08/15/2046	1,821,515
7,255,000	3.95%, 04/01/2030(5)	8,494,639

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Becton Dickinson and Co.
$ 16,390,000	3.36%, 06/06/2024	$17,791,806
	Boston Scientific Corp.
10,830,000	2.65%, 06/01/2030	11,453,168
	Hill-Rom Holdings, Inc.
1,640,000	4.38%, 09/15/2027(5)	1,703,550

		63,960,588

	Healthcare-Services - 1.2%
	Acadia Healthcare Co., Inc.
715,000	5.00%, 04/15/2029(5)	752,537
	Aetna, Inc.
10,065,000	2.80%, 06/15/2023	10,586,536
	Anthem, Inc.
3,145,000	2.38%, 01/15/2025	3,337,329
3,235,000	3.30%, 01/15/2023	3,413,946
3,175,000	3.50%, 08/15/2024	3,474,895
14,000,000	3.65%, 12/01/2027	16,149,962
3,315,000	4.63%, 05/15/2042	4,192,250
	Catalent Pharma Solutions, Inc.
415,000	5.00%, 07/15/2027(5)	437,306
	Centene Corp.
185,000	3.00%, 10/15/2030	193,501
755,000	4.25%, 12/15/2027	798,703
790,000	4.63%, 12/15/2029	875,877
	CHS/Community Health Systems, Inc.
1,505,000	4.75%, 02/15/2031(5)	1,505,000
1,235,000	5.63%, 03/15/2027(5)	1,296,750
3,255,000	6.63%, 02/15/2025(5)	3,426,538
	CommonSpirit Health
2,840,000	2.76%, 10/01/2024	3,046,832
	HCA, Inc.
3,825,000	3.50%, 09/01/2030	3,965,284
2,950,000	5.13%, 06/15/2039	3,668,230
4,985,000	5.38%, 02/01/2025	5,596,859
1,500,000	5.38%, 09/01/2026	1,702,141
115,000	5.63%, 09/01/2028	134,685
90,000	5.88%, 02/01/2029	107,199
1,627,000	7.50%, 11/15/2095	2,131,370
	Humana, Inc.
3,555,000	3.85%, 10/01/2024	3,924,819
6,000,000	3.95%, 03/15/2027	6,926,227
	Laboratory Corp. of America Holdings
14,225,000	2.30%, 12/01/2024	15,113,831
12,835,000	2.95%, 12/01/2029	13,990,094
	Partners Healthcare System, Inc.
10,510,000	3.19%, 07/01/2049	11,523,107
	Rede D’or Finance S.a.r.l.
1,540,000	4.50%, 01/22/2030(5)	1,573,911
	Sutter Health
3,150,000	1.32%, 08/15/2025	3,211,688
	UnitedHealth Group, Inc.
1,920,000	1.25%, 01/15/2026	1,962,829
3,065,000	2.75%, 05/15/2040	3,169,928
1,200,000	3.50%, 08/15/2039	1,362,119
6,925,000	3.75%, 07/15/2025	7,842,052
5,720,000	4.63%, 07/15/2035	7,436,995
13,530,000	5.80%, 03/15/2036	19,613,514
1,981,000	6.88%, 02/15/2038	3,146,590

		171,591,434

	Home Builders - 0.1%
	Adams Homes, Inc.
455,000	7.50%, 02/15/2025(5)	481,163

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Ashton Woods USA LLC / Ashton Woods Finance Co.
$ 2,990,000	6.63%, 01/15/2028(5)	$3,161,925
	Empire Communities Corp.
905,000	7.00%, 12/15/2025(5)	955,409
	KB Home
640,000	4.80%, 11/15/2029	704,934
	M/I Homes, Inc.
1,325,000	4.95%, 02/01/2028	1,395,556
1,255,000	5.63%, 08/01/2025	1,303,631
	STL Holding Co. LLC
2,230,000	7.50%, 02/15/2026(5)	2,319,200
	Taylor Morrison Communities, Inc.
1,055,000	5.13%, 08/01/2030(5)	1,160,500
2,735,000	5.75%, 01/15/2028(5)	3,083,712

		14,566,030

	Household Products/Wares - 0.1%
	Diamond (BC) B.V.
EUR 3,980,000	5.63%, 08/15/2025(6)	4,886,147
	Prestige Brands, Inc.
$ 1,035,000	5.13%, 01/15/2028(5)	1,100,645
	S.C. Johnson & Son, Inc.
2,520,000	4.00%, 05/15/2043(5)	2,924,134
1,840,000	4.75%, 10/15/2046(5)	2,446,778

		11,357,704

	Housewares - 0.0%
	Newell Brands, Inc.
445,000	4.88%, 06/01/2025	490,056

	Insurance - 1.9%
	ACE Capital Trust II
1,470,000	9.70%, 04/01/2030	2,266,994
	Acrisure LLC / Acrisure Finance, Inc.
4,280,000	7.00%, 11/15/2025(5)	4,403,050
1,541,000	8.13%, 02/15/2024(5)	1,608,804
1,335,000	10.13%, 08/01/2026(5)	1,531,912
	AIA Group Ltd.
1,615,000	3.20%, 09/16/2040(5)	1,680,596
	Allstate Corp.
13,575,000	0.75%, 12/15/2025	13,573,441
	American International Group, Inc.
7,510,000	2.50%, 06/30/2025	8,006,466
5,225,000	4.38%, 06/30/2050	6,410,587
5,348,000	4.70%, 07/10/2035	6,726,185
	Aon plc
4,775,000	3.50%, 06/14/2024	5,192,136
3,480,000	3.88%, 12/15/2025	3,937,143
2,300,000	4.25%, 12/12/2042	2,669,674
	AssuredPartners, Inc.
1,200,000	5.63%, 01/15/2029(5)	1,218,000
	Berkshire Hathaway Finance Corp.
3,460,000	4.40%, 05/15/2042	4,420,277
	Brighthouse Financial, Inc.
22,925,000	5.63%, 05/15/2030	28,050,700
	CNO Financial Group, Inc.
840,000	5.25%, 05/30/2029	1,008,874
	Equitable Holdings, Inc.
21,555,000	4.35%, 04/20/2028	25,179,513
	Genworth Holdings, Inc.
1,275,000	4.80%, 02/15/2024	1,191,322
1,070,000	4.90%, 08/15/2023	1,005,800
1,200,000	6.50%, 06/15/2034	1,107,384
770,000	7.20%, 02/15/2021(7)	770,924
1,250,000	7.63%, 09/24/2021(7)	1,250,000

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Liberty Mutual Group, Inc.
$ 15,255,000	4.30%, 02/01/2061(5)	$14,965,500
	Marsh & McLennan Cos., Inc.
12,690,000	3.88%, 03/15/2024	13,970,996
3,900,000	4.05%, 10/15/2023	4,248,017
7,455,000	4.75%, 03/15/2039	9,663,229
	Massachusetts Mutual Life Insurance Co.
1,625,000	3.73%, 10/15/2070(5)	1,742,914
	MassMutual Global Funding II
10,000,000	2.35%, 01/14/2027(5)	10,668,595
	Metropolitan Life Global Funding I
13,735,000	3.00%, 09/19/2027(5)	15,312,907
	MGIC Investment Corp.
2,795,000	5.25%, 08/15/2028	2,990,650
	Nationwide Mutual Insurance Co.
4,940,000	9.38%, 08/15/2039(5)	8,389,946
	New York Life Global Funding
14,205,000	3.00%, 01/10/2028(5)	15,681,836
	New York Life Insurance Co.
2,775,000	3.75%, 05/15/2050(5)	3,200,501
	NMI Holdings, Inc.
1,170,000	7.38%, 06/01/2025(5)	1,316,250
	Peachtree Corners Funding Trust
435,000	3.98%, 02/15/2025(5)	482,837
	Prudential Financial, Inc.
1,970,000	4.35%, 02/25/2050	2,460,278
	Radian Group, Inc.
465,000	4.88%, 03/15/2027	501,619
	Trinity Acquisition plc
4,715,000	4.40%, 03/15/2026	5,451,515
	Unum Group
2,875,000	4.00%, 06/15/2029	3,195,115
5,465,000	4.50%, 03/15/2025	6,210,804
4,665,000	4.50%, 12/15/2049	5,017,092
	Voya Financial, Inc.
165,000	4.80%, 06/15/2046	206,082
	Willis North America, Inc.
755,000	2.95%, 09/15/2029	813,714
11,435,000	3.60%, 05/15/2024	12,477,337
6,752,000	4.50%, 09/15/2028	8,008,746

		270,186,262

	Internet - 0.7%
	Alibaba Group Holding Ltd.
9,179,000	4.00%, 12/06/2037	10,474,965
	Alphabet, Inc.
7,925,000	1.90%, 08/15/2040	7,464,563
10,300,000	2.05%, 08/15/2050	9,271,068
5,635,000	2.25%, 08/15/2060	5,099,785
	Amazon.com, Inc.
12,955,000	2.50%, 06/03/2050	12,789,958
13,385,000	3.88%, 08/22/2037	16,259,839
4,320,000	4.25%, 08/22/2057	5,833,940
5,535,000	4.95%, 12/05/2044	7,740,528
	Arches Buyer, Inc.
1,030,000	4.25%, 06/01/2028(5)	1,028,713
565,000	6.13%, 12/01/2028(5)	579,125
	Meituan
335,000	2.13%, 10/28/2025(5)	341,616
1,569,000	3.05%, 10/28/2030(5)	1,630,690
	MercadoLibre, Inc.
400,000	2.38%, 01/14/2026(7)	403,000
430,000	3.13%, 01/14/2031	431,888
	Netflix, Inc.
425,000	4.38%, 11/15/2026	485,966

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Prosus N.V.
EUR 355,000	2.03%, 08/03/2032(5)	$448,042
$ 820,000	3.83%, 02/08/2051(5)	794,261
312,000	4.03%, 08/03/2050(5)	310,899
	Tencent Holdings Ltd.
1,305,000	2.39%, 06/03/2030(5)	1,316,771
975,000	3.24%, 06/03/2050(5)	971,866
15,410,000	3.60%, 01/19/2028(5)	16,864,855
255,000	3.93%, 01/19/2038(5)	282,999
2,490,000	3.98%, 04/11/2029(5)	2,799,925

		103,625,262

	Iron/Steel - 0.2%
	ABJA Investment Co. Pte Ltd.
475,000	4.45%, 07/24/2023(6)	481,138
	CSN Resources S.A.
1,025,000	7.63%, 04/17/2026(5)	1,101,547
	Nucor Corp.
1,545,000	2.00%, 06/01/2025	1,620,591
	PJSC Koks via IMH Capital DAC
470,000	5.90%, 09/23/2025(5)	500,550
	Steel Dynamics, Inc.
1,375,000	2.40%, 06/15/2025	1,459,096
4,159,000	2.80%, 12/15/2024	4,464,761
	Vale Overseas Ltd.
12,515,000	3.75%, 07/08/2030	13,717,692

		23,345,375

	IT Services - 1.1%
	Apple, Inc.
7,000,000	1.13%, 05/11/2025	7,157,215
2,125,000	2.65%, 05/11/2050	2,135,334
4,545,000	2.95%, 09/11/2049	4,823,473
2,600,000	3.75%, 11/13/2047	3,116,795
1,300,000	3.85%, 05/04/2043	1,572,832
6,520,000	3.85%, 08/04/2046	7,900,246
2,895,000	4.25%, 02/09/2047	3,732,153
4,420,000	4.38%, 05/13/2045	5,758,782
1,120,000	4.45%, 05/06/2044	1,476,483
10,000,000	4.65%, 02/23/2046	13,510,741
	HP, Inc.
9,370,000	2.20%, 06/17/2025	9,840,054
9,370,000	3.00%, 06/17/2027	10,265,479
	IBM Corp.
8,545,000	1.70%, 05/15/2027	8,781,505
2,745,000	2.85%, 05/15/2040	2,834,503
15,235,000	3.00%, 05/15/2024	16,459,575
16,120,000	3.50%, 05/15/2029	18,320,550
12,435,000	4.15%, 05/15/2039	15,063,180
7,880,000	4.25%, 05/15/2049	9,748,730
	Leidos, Inc.
5,145,000	2.30%, 02/15/2031(5)	5,168,950
	Presidio Holdings, Inc.
2,075,000	4.88%, 02/01/2027(5)	2,183,481
1,375,000	8.25%, 02/01/2028(5)	1,522,812

		151,372,873

	Leisure Time - 0.1%
	Carnival Corp.
570,000	7.63%, 03/01/2026(5)	602,775
EUR 425,000	7.63%, 03/01/2026(5)	541,624
$ 1,760,000	9.88%, 08/01/2027(5)	2,019,600
3,910,000	11.50%, 04/01/2023(5)	4,437,850

		7,601,849

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Lodging - 0.3%
	Boyd Gaming Corp.
$ 1,010,000	4.75%, 12/01/2027	$1,039,037
3,455,000	6.38%, 04/01/2026	3,574,958
	FelCor Lodging L.P.
3,045,000	6.00%, 06/01/2025	3,124,931
	Las Vegas Sands Corp.
11,330,000	3.50%, 08/18/2026	12,040,939
	MGM Resorts International
480,000	4.63%, 09/01/2026	500,400
	Sands China Ltd.
1,400,000	3.80%, 01/08/2026	1,480,472
365,000	4.38%, 06/18/2030(5)	399,219
	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp.
2,805,000	5.88%, 05/15/2025(5)	2,748,900
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
1,700,000	5.25%, 05/15/2027(5)	1,725,925
10,940,000	5.50%, 03/01/2025(5)	11,295,550

		37,930,331

	Machinery-Diversified - 0.3%
	Otis Worldwide Corp.
21,890,000	2.29%, 04/05/2027	23,330,290
	Stanley Black & Decker, Inc.
14,610,000	3.40%, 03/01/2026	16,382,516
	Westinghouse Air Brake Technologies Corp.
2,205,000	3.20%, 06/15/2025	2,366,871

		42,079,677

	Media - 2.1%
	Altice Financing S.A.
4,960,000	5.00%, 01/15/2028(5)	5,084,000
2,380,000	7.50%, 05/15/2026(5)	2,496,025
	Cable Onda S.A.
200,000	4.50%, 01/30/2030(5)	216,000
	CCO Holdings LLC / CCO Holdings Capital Corp.
13,200,000	4.25%, 02/01/2031(5)	13,563,000
1,270,000	4.50%, 08/15/2030(5)	1,337,462
4,075,000	5.75%, 02/15/2026(5)	4,204,585
	Charter Communications Operating LLC / Charter Communications Operating Capital
13,843,000	4.80%, 03/01/2050	15,709,553
8,240,000	4.91%, 07/23/2025	9,495,875
6,230,000	5.13%, 07/01/2049	7,354,511
10,990,000	5.38%, 05/01/2047	13,324,468
4,595,000	5.75%, 04/01/2048	5,863,234
6,903,000	6.48%, 10/23/2045	9,429,055
	Comcast Corp.
10,280,000	3.20%, 07/15/2036	11,306,918
2,810,000	3.25%, 11/01/2039	3,057,976
6,640,000	3.40%, 07/15/2046	7,259,351
1,925,000	3.75%, 04/01/2040	2,229,821
2,520,000	3.97%, 11/01/2047	2,997,528
10,468,000	4.05%, 11/01/2052	12,708,473
4,530,000	4.40%, 08/15/2035	5,586,950
6,230,000	4.60%, 10/15/2038	7,887,644
5,000,000	4.60%, 08/15/2045	6,443,507
1,825,000	4.70%, 10/15/2048	2,415,564
1,095,000	4.75%, 03/01/2044	1,440,795
	Cox Communications, Inc.
13,234,000	3.15%, 08/15/2024(5)	14,301,127
8,763,000	4.50%, 06/30/2043(5)	10,604,889
1,936,000	4.70%, 12/15/2042(5)	2,418,188
2,604,000	6.45%, 12/01/2036(5)	3,571,747
	CSC Holdings LLC

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 495,000	3.38%, 02/15/2031(5)	$483,046
5,360,000	5.50%, 04/15/2027(5)	5,653,192
3,480,000	6.50%, 02/01/2029(5)	3,871,500
	Discovery Communications LLC
2,965,000	2.95%, 03/20/2023	3,115,343
855,000	3.90%, 11/15/2024	947,671
6,110,000	3.95%, 06/15/2025	6,831,721
13,920,000	5.20%, 09/20/2047	17,626,871
5,395,000	5.30%, 05/15/2049	6,918,163
	DISH DBS Corp.
1,645,000	5.00%, 03/15/2023	1,694,432
1,225,000	5.88%, 07/15/2022	1,275,666
2,170,000	5.88%, 11/15/2024	2,248,706
1,795,000	6.75%, 06/01/2021	1,822,464
2,210,000	7.38%, 07/01/2028	2,301,163
830,000	7.75%, 07/01/2026	906,775
	Gray Television, Inc.
1,510,000	4.75%, 10/15/2030(5)	1,506,225
630,000	5.88%, 07/15/2026(5)	653,625
	Quebecor Media, Inc.
335,000	5.75%, 01/15/2023	359,891
	Sinclair Television Group, Inc.
485,000	4.13%, 12/01/2030(5)	483,181
	Sirius XM Radio, Inc.
2,920,000	4.63%, 07/15/2024(5)	3,019,163
	Time Warner Cable LLC
295,000	4.00%, 09/01/2021	298,502
1,300,000	5.50%, 09/01/2041	1,623,896
10,340,000	5.88%, 11/15/2040	13,443,217
2,825,000	6.75%, 06/15/2039	3,925,555
	Time Warner Entertainment Co. L.P.
1,565,000	8.38%, 07/15/2033	2,360,141
	Vertical U.S Newco, Inc.
1,470,000	5.25%, 07/15/2027(5)	1,543,500
	ViacomCBS, Inc.
9,057,000	4.38%, 03/15/2043	10,481,022
2,375,000	4.95%, 05/19/2050	3,001,424
5,700,000	5.85%, 09/01/2043	7,732,600
	Videotron Ltd.
2,520,000	5.00%, 07/15/2022	2,642,850
	Virgin Media Secured Finance plc
3,985,000	4.50%, 08/15/2030(5)	4,126,468
	Walt Disney Co.
1,177,000	5.40%, 10/01/2043	1,652,787
2,440,000	6.40%, 12/15/2035	3,687,216
	WMG Acquisition Corp.
2,890,000	5.50%, 04/15/2026(5)	2,969,475
	Ziggo B.V.
890,000	4.88%, 01/15/2030(5)	932,813
3,931,000	5.50%, 01/15/2027(5)	4,122,872

		308,571,382

	Metal Fabricate/Hardware - 0.0%
	Advanced Drainage Systems, Inc.
470,000	5.00%, 09/30/2027(5)	494,675
	Novelis Corp.
3,230,000	4.75%, 01/30/2030(5)	3,397,072
1,045,000	5.88%, 09/30/2026(5)	1,094,637
	TriMas Corp.
630,000	4.88%, 10/15/2025(5)	641,813

		5,628,197

	Mining - 0.2%
	Anglo American Capital plc

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 4,740,000	4.75%, 04/10/2027(5)	$5,617,384
4,100,000	4.88%, 05/14/2025(5)	4,735,311
6,485,000	5.63%, 04/01/2030(5)	8,170,576
	AngloGold Ashanti Holdings plc
1,080,000	3.75%, 10/01/2030	1,155,237
	Constellium SE
1,716,000	5.63%, 06/15/2028(5)	1,838,265
2,640,000	5.88%, 02/15/2026(5)	2,714,184
	Vedanta Resources plc
230,000	6.38%, 07/30/2022(6)	208,380

		24,439,337

	Miscellaneous Manufacturing - 0.2%
	General Electric Co.
5,655,000	3.45%, 05/01/2027	6,328,909
770,000	3.63%, 05/01/2030	854,078
1,525,000	4.25%, 05/01/2040	1,737,126
1,615,000	4.35%, 05/01/2050	1,860,173
	Ingersoll-Rand Global Holding Co., Ltd.
13,030,000	2.90%, 02/21/2021	13,048,955
	Ingersoll-Rand Luxembourg Finance S.A.
8,506,000	4.50%, 03/21/2049	10,943,974

		34,773,215

	Office/Business Equipment - 0.1%
	CDW LLC / CDW Finance Corp.
730,000	4.13%, 05/01/2025	756,463
1,050,000	4.25%, 04/01/2028	1,094,625
	Xerox Corp.
4,050,000	4.38%, 03/15/2023	4,252,500
145,000	4.80%, 03/01/2035	146,225
1,155,000	6.75%, 12/15/2039(7)	1,260,579
	Xerox Holdings Corp.
1,525,000	5.00%, 08/15/2025(5)	1,599,389

		9,109,781

	Oil & Gas - 1.3%
	Aker BP ASA
7,045,000	2.88%, 01/15/2026(5)	7,251,635
6,015,000	4.00%, 01/15/2031(5)	6,452,799
	Apache Corp.
1,975,000	4.38%, 10/15/2028	1,975,000
2,370,000	4.63%, 11/15/2025	2,418,881
982,000	4.75%, 04/15/2043	932,900
1,163,000	5.10%, 09/01/2040	1,177,607
	BP Capital Markets America, Inc.
3,945,000	3.63%, 04/06/2030	4,476,972
	Canadian Natural Resources Ltd.
1,389,000	3.90%, 02/01/2025	1,525,611
	Chevron USA, Inc.
4,155,000	6.00%, 03/01/2041	6,062,648
	Cimarex Energy Co.
4,100,000	3.90%, 05/15/2027	4,556,985
	Continental Resources, Inc.
3,470,000	4.38%, 01/15/2028(7)	3,556,750
875,000	4.90%, 06/01/2044	845,469
785,000	5.75%, 01/15/2031(5)	849,605
	CVR Energy, Inc.
1,465,000	5.75%, 02/15/2028(5)(7)	1,437,971
	Delek & Avner Tamar Bond Ltd.
915,000	5.41%, 12/30/2025(5)	958,163
	Devon Financing Co. LLC
3,345,000	7.88%, 09/30/2031	4,633,161
	Ecopetrol S.A.
1,945,000	6.88%, 04/29/2030	2,421,525

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Empresa Nacional del Petroleo
$ 200,000	5.25%, 11/06/2029(6)	$235,562
	Equinor ASA
3,685,000	2.38%, 05/22/2030	3,876,212
3,365,000	3.63%, 04/06/2040	3,850,779
2,055,000	3.70%, 04/06/2050	2,352,710
	Hess Corp.
2,980,000	7.13%, 03/15/2033	3,917,301
10,742,000	7.30%, 08/15/2031	14,020,449
	HollyFrontier Corp.
500,000	2.63%, 10/01/2023	513,098
	Leviathan Bond Ltd.
810,000	6.13%, 06/30/2025(5)(6)	893,835
1,615,000	6.50%, 06/30/2027(5)(6)	1,817,004
715,000	6.75%, 06/30/2030(5)(6)	812,798
	Marathon Petroleum Corp.
14,745,000	4.70%, 05/01/2025	16,843,261
	Matador Resources Co.
2,545,000	5.88%, 09/15/2026	2,430,475
	NAK Naftogaz Ukraine via Kondor Finance plc
299,000	7.63%, 11/08/2026(5)	304,053
	Occidental Petroleum Corp.
360,000	2.90%, 08/15/2024	347,400
2,070,000	3.00%, 02/15/2027	1,909,575
720,000	3.40%, 04/15/2026	695,470
6,972,000	4.20%, 03/15/2048	5,839,050
1,098,000	4.40%, 04/15/2046	965,142
975,000	5.50%, 12/01/2025	1,018,875
640,000	6.13%, 01/01/2031	701,792
	Ovintiv Exploration, Inc.
1,310,000	5.38%, 01/01/2026	1,430,454
	Petrobras Global Finance B.V.
455,000	5.09%, 01/15/2030	499,545
1,440,000	5.60%, 01/03/2031	1,605,600
2,365,000	6.75%, 06/03/2050	2,767,263
	Petroleos de Venezuela S.A.
435,000	6.00%, 05/16/2024(13)	16,313
190,000	9.00%, 11/17/2021(13)	7,125
	Petroleos Mexicanos
75,000	5.95%, 01/28/2031	71,166
300,000	6.38%, 01/23/2045	258,300
50,000	6.75%, 09/21/2047	43,675
4,415,000	7.69%, 01/23/2050	4,174,294
	Range Resources Corp.
880,000	8.25%, 01/15/2029(5)	924,000
	Saudi Arabian Oil Co.
2,625,000	1.63%, 11/24/2025(5)(7)	2,672,824
4,455,000	2.25%, 11/24/2030(5)	4,443,563
6,174,000	2.88%, 04/16/2024(5)	6,535,460
	Shell International Finance B.V.
4,199,000	4.00%, 05/10/2046	4,975,759
1,056,000	4.38%, 05/11/2045	1,315,478
2,320,000	4.55%, 08/12/2043	2,942,563
	Sinopec Group Overseas Development Ltd.
1,735,000	2.70%, 05/13/2030(5)	1,793,712
	SM Energy Co.
700,000	5.63%, 06/01/2025	633,500
550,000	6.75%, 09/15/2026	496,375
	State Oil Co. of the Azerbaijan Republic
725,000	4.75%, 03/13/2023(6)	768,961
495,000	6.95%, 03/18/2030(6)	632,848
	Suncor Energy, Inc.
3,955,000	4.00%, 11/15/2047	4,286,841
	Sunoco L.P. / Sunoco Finance Corp.
1,425,000	5.50%, 02/15/2026	1,467,764

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 820,000	6.00%, 04/15/2027	$868,175
	Transocean, Inc.
5,315,000	6.80%, 03/15/2038	1,966,550
	Tupras Turkiye Petrol Rafinerileri AS
520,000	4.50%, 10/18/2024(6)	520,499
	Valero Energy Corp.
3,570,000	2.15%, 09/15/2027	3,608,333
3,130,000	4.00%, 04/01/2029	3,459,031
3,460,000	4.35%, 06/01/2028	3,917,019
1,315,000	4.90%, 03/15/2045	1,519,397
1,920,000	6.63%, 06/15/2037	2,518,857
	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp.
2,670,000	8.75%, 04/15/2023(5)(7)	2,483,100
	YPF S.A.
1,525,000	8.50%, 03/23/2025(5)	1,250,500
2,020,000	8.50%, 03/23/2025	1,656,400

		183,409,767

	Oil & Gas Services - 0.2%
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
4,660,000	4.49%, 05/01/2030	5,529,559
	Halliburton Co.
7,675,000	4.85%, 11/15/2035	8,885,372
	Schlumberger Investment S.A.
11,255,000	2.65%, 06/26/2030	11,745,831

		26,160,762

	Packaging & Containers - 0.2%
	ARD Finance S.A. (6.50% Cash, 7.25% PIK)
3,225,000	6.50%, 06/30/2027(5)(11)	3,370,125
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
1,040,000	4.13%, 08/15/2026(5)	1,072,500
870,000	5.25%, 04/30/2025(5)	916,763
4,595,000	5.25%, 08/15/2027(5)	4,775,354
200,000	6.00%, 02/15/2025(5)	206,000
	Ball Corp.
490,000	2.88%, 08/15/2030	487,697
	Berry Global, Inc.
1,410,000	5.63%, 07/15/2027(5)	1,499,887
	Crown Americas LLC / Crown Americas Capital Corp.
2,055,000	4.75%, 02/01/2026	2,130,727
	Flex Acquisition Co., Inc.
5,230,000	6.88%, 01/15/2025(5)	5,314,987
	Graphic Packaging International LLC
660,000	3.50%, 03/01/2029(5)	675,675
	OI European Group B.V.
390,000	4.00%, 03/15/2023(5)	399,750
	Owens-Brockway Glass Container, Inc.
2,960,000	5.88%, 08/15/2023(5)	3,167,200
2,710,000	6.38%, 08/15/2025(5)	3,014,875
	Silgan Holdings, Inc.
EUR 1,255,000	2.25%, 06/01/2028	1,541,957
	Trivium Packaging Finance B.V.
$ 415,000	5.50%, 08/15/2026(5)	437,545

		29,011,042

	Pharmaceuticals - 2.3%
	AbbVie, Inc.
7,100,000	2.30%, 11/21/2022	7,335,805
15,320,000	2.95%, 11/21/2026	16,824,294
7,400,000	3.20%, 11/21/2029	8,183,571
9,055,000	4.05%, 11/21/2039	10,541,913
12,490,000	4.25%, 11/21/2049	15,058,665
7,590,000	4.45%, 05/14/2046	9,282,860
2,840,000	4.63%, 10/01/2042	3,503,856

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,118,000	4.70%, 05/14/2045	$1,405,066
3,702,000	4.85%, 06/15/2044	4,723,711
	AstraZeneca plc
11,865,000	3.38%, 11/16/2025	13,211,555
	Bausch Health Cos., Inc.
4,635,000	5.00%, 01/30/2028(5)	4,775,441
1,350,000	5.00%, 02/15/2029(5)	1,381,934
2,050,000	5.25%, 01/30/2030(5)	2,116,748
1,970,000	6.13%, 04/15/2025(5)	2,018,659
2,550,000	7.00%, 01/15/2028(5)	2,759,610
360,000	9.00%, 12/15/2025(5)	395,172
	Baxalta, Inc.
390,000	3.60%, 06/23/2022	405,369
	Bayer U.S. Finance LLC
2,900,000	4.20%, 07/15/2034(5)	3,288,903
7,820,000	4.25%, 12/15/2025(5)	8,925,120
	Bristol-Myers Squibb Co.
4,125,000	1.13%, 11/13/2027	4,134,553
5,000,000	1.45%, 11/13/2030	4,904,663
5,935,000	2.35%, 11/13/2040	5,861,731
5,110,000	2.55%, 11/13/2050	4,932,225
10,000,000	3.20%, 06/15/2026	11,165,689
2,000,000	3.25%, 08/01/2042	2,213,470
9,306,000	3.88%, 08/15/2025	10,538,070
4,655,000	4.25%, 10/26/2049	5,939,947
555,000	4.35%, 11/15/2047	711,871
90,000	4.55%, 02/20/2048	117,771
	Catalent Pharma Solutions, Inc.
535,000	4.88%, 01/15/2026(5)	546,369
	Cigna Corp.
1,655,000	3.20%, 03/15/2040	1,770,498
4,305,000	3.25%, 04/15/2025	4,701,165
13,680,000	4.13%, 11/15/2025	15,675,623
	CVS Health Corp.
3,280,000	3.00%, 08/15/2026	3,591,859
2,100,000	3.25%, 08/15/2029	2,326,060
4,605,000	4.13%, 04/01/2040	5,346,196
16,780,000	4.78%, 03/25/2038	20,716,747
9,435,000	5.13%, 07/20/2045	12,307,122
	Eli Lilly and Co.
4,200,000	4.15%, 03/15/2059	5,489,937
	Endo Dac / Endo Finance LLC / Endo Finco, Inc.
480,000	5.88%, 10/15/2024(5)	484,800
1,849,000	6.00%, 06/30/2028(5)	1,567,028
3,503,000	9.50%, 07/31/2027(5)	4,002,178
	GlaxoSmithKline Capital, Inc.
8,110,000	3.63%, 05/15/2025	9,040,256
	Johnson & Johnson
2,790,000	2.10%, 09/01/2040	2,716,773
6,420,000	3.63%, 03/03/2037	7,648,741
	Merck & Co., Inc.
9,185,000	3.90%, 03/07/2039	11,214,469
	Par Pharmaceutical, Inc.
1,025,000	7.50%, 04/01/2027(5)	1,102,459
	Perrigo Finance Unlimited Co.
440,000	3.90%, 12/15/2024	482,512
	Pfizer, Inc.
8,535,000	2.63%, 04/01/2030	9,292,634
4,525,000	4.00%, 12/15/2036	5,637,793
2,725,000	4.00%, 03/15/2049	3,402,145
	Takeda Pharmaceutical Co., Ltd.
10,515,000	2.05%, 03/31/2030	10,600,881
	Teva Pharmaceutical Finance Netherlands B.V.
1,765,000	2.80%, 07/21/2023	1,749,821

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 13,360,000	3.15%, 10/01/2026	$12,744,772
1,735,000	6.75%, 03/01/2028(7)	1,941,205
	Upjohn, Inc.
2,855,000	1.65%, 06/22/2025(5)	2,939,523
2,245,000	2.30%, 06/22/2027(5)	2,363,861

		328,061,669

	Pipelines - 1.5%
	Antero Midstream Partners L.P. / Antero Midstream Finance Corp.
3,100,000	5.75%, 01/15/2028(5)	3,100,000
	Buckeye Partners L.P.
1,005,000	4.13%, 03/01/2025(5)	1,017,990
475,000	4.15%, 07/01/2023	487,416
1,030,000	4.50%, 03/01/2028(5)	1,063,908
	Cheniere Energy Partners L.P.
1,154,000	4.50%, 10/01/2029	1,237,111
	DCP Midstream Operating L.P.
3,275,000	5.38%, 07/15/2025	3,503,267
	Energy Transfer Operating L.P.
8,950,000	3.75%, 05/15/2030	9,421,442
2,275,000	4.90%, 03/15/2035	2,470,814
1,500,000	5.15%, 02/01/2043	1,537,545
1,190,000	5.15%, 03/15/2045	1,252,067
9,000,000	5.25%, 04/15/2029	10,372,522
4,958,000	5.30%, 04/15/2047	5,198,716
940,000	6.05%, 06/01/2041	1,078,222
4,045,000	6.13%, 12/15/2045	4,535,926
3,910,000	6.25%, 04/15/2049	4,614,373
	EnLink Midstream LLC
2,935,000	5.63%, 01/15/2028(5)	2,929,497
	Enterprise Products Operating LLC
1,430,000	4.20%, 01/31/2050	1,611,741
4,115,000	4.80%, 02/01/2049	5,020,355
1,516,000	4.85%, 08/15/2042	1,826,362
1,200,000	5.10%, 02/15/2045	1,491,075
	EQM Midstream Partners L.P.
1,505,000	4.50%, 01/15/2029(5)	1,456,840
1,150,000	4.75%, 01/15/2031(5)	1,110,187
795,000	6.00%, 07/01/2025(5)	831,626
805,000	6.50%, 07/01/2027(5)	869,480
1,500,000	6.50%, 07/15/2048	1,443,750
	Galaxy Pipeline Assets Bidco Ltd.
1,680,000	1.75%, 09/30/2027(5)	1,698,428
1,585,000	2.63%, 03/31/2036(5)	1,600,241
790,000	3.25%, 09/30/2040(5)	805,887
	Genesis Energy L.P. / Genesis Energy Finance Corp.
525,000	8.00%, 01/15/2027	498,750
	Gray Oak Pipeline LLC
2,730,000	2.00%, 09/15/2023(5)	2,774,024
	MPLX L.P.
3,750,000	4.00%, 02/15/2025	4,136,530
6,490,000	4.25%, 12/01/2027	7,456,010
6,900,000	4.90%, 04/15/2058(7)	7,655,848
2,450,000	5.20%, 03/01/2047	2,906,894
4,780,000	5.20%, 12/01/2047	5,551,753
	ONEOK, Inc.
810,000	3.10%, 03/15/2030	839,928
7,835,000	3.40%, 09/01/2029	8,285,684
11,350,000	6.35%, 01/15/2031	14,484,523
	Phillips 66 Partners L.P.
8,305,000	3.15%, 12/15/2029	8,599,570
	Sabine Pass Liquefaction LLC
3,605,000	5.00%, 03/15/2027	4,259,324
4,000,000	5.88%, 06/30/2026	4,838,564

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Sunoco Logistics Partners Operations L.P.
$ 5,100,000	5.30%, 04/01/2044	$5,379,853
1,065,000	5.35%, 05/15/2045	1,130,135
	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp.
2,770,000	6.00%, 03/01/2027(5)	2,797,700
475,000	6.00%, 12/31/2030(5)	476,187
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
5,175,000	6.50%, 07/15/2027	5,563,125
	TransCanada PipeLines Ltd.
6,160,000	4.10%, 04/15/2030	7,143,168
5,840,000	4.63%, 03/01/2034	7,008,218
1,195,000	5.10%, 03/15/2049	1,545,947
	Transportadora de Gas del Sur S.A.
575,000	6.75%, 05/02/2025(6)	503,125
	Transportadora de Gas Internacional S.A. ESP
1,395,000	5.55%, 11/01/2028(5)	1,619,937
550,000	5.55%, 11/01/2028(6)	638,685
	Valero Energy Partners L.P.
2,870,000	4.50%, 03/15/2028	3,278,440
	Western Midstream Operating L.P.
5,200,000	5.05%, 02/01/2030	5,720,000
1,675,000	6.25%, 02/01/2050	1,884,375
	Williams Cos., Inc.
371,000	4.90%, 01/15/2045	428,788
4,145,000	5.10%, 09/15/2045	4,986,172
4,100,000	5.40%, 03/04/2044	4,977,861
1,365,000	5.80%, 11/15/2043	1,705,913
5,344,000	6.30%, 04/15/2040	6,980,294

		209,642,113

	Real Estate - 0.1%
	CIFI Holdings Group Co., Ltd.
1,035,000	5.25%, 05/13/2026(6)	1,078,900
200,000	6.00%, 07/16/2025(6)	213,100
	Country Garden Holdings Co., Ltd.
970,000	3.13%, 10/22/2025(6)	983,337
200,000	4.20%, 02/06/2026(6)	210,000
200,000	5.40%, 05/27/2025(6)	215,482
860,000	5.63%, 01/14/2030(6)	950,652
225,000	6.15%, 09/17/2025(6)	249,927
	Crown Castle International Corp.
8,745,000	3.20%, 09/01/2024	9,450,970
	Times China Holdings Ltd.
600,000	6.20%, 03/22/2026(6)	622,808
200,000	6.75%, 07/08/2025(6)	212,233
	Yuzhou Group Holdings Co., Ltd.
1,525,000	7.70%, 02/20/2025(6)	1,614,484

		15,801,893

	Real Estate Investment Trusts - 0.9%
	American Tower Corp.
70,000	1.30%, 09/15/2025	70,847
9,110,000	1.50%, 01/31/2028	9,054,118
6,465,000	2.95%, 01/15/2051	6,231,262
	Brixmor Operating Partnership L.P.
7,930,000	4.05%, 07/01/2030	8,964,372
17,630,000	4.13%, 05/15/2029	20,158,872
	Equinix, Inc.
2,645,000	1.80%, 07/15/2027	2,711,048
7,655,000	2.15%, 07/15/2030	7,633,931
	GLP Capital L.P. / GLP Financing II, Inc.
158,000	4.00%, 01/15/2030	171,501
7,675,000	4.00%, 01/15/2031	8,352,702
4,815,000	5.75%, 06/01/2028	5,724,144

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
$ 3,665,000	4.25%, 02/01/2027(5)	$3,547,097
365,000	5.25%, 10/01/2025(5)	364,088
	National Retail Properties, Inc.
11,200,000	2.50%, 04/15/2030	11,545,740
	Simon Property Group L.P.
3,885,000	3.25%, 09/13/2049	3,841,499
	UDR, Inc.
5,605,000	2.10%, 08/01/2032	5,587,458
	VEREIT Operating Partnership L.P.
1,115,000	2.20%, 06/15/2028	1,139,573
1,350,000	2.85%, 12/15/2032	1,388,895
3,675,000	3.40%, 01/15/2028	4,039,583
	VICI Properties L.P. / VICI Note Co., Inc.
760,000	3.50%, 02/15/2025(5)	773,471
185,000	3.75%, 02/15/2027(5)	187,775
1,200,000	4.25%, 12/01/2026(5)	1,241,220
1,000,000	4.63%, 12/01/2029(5)	1,062,500
	Welltower, Inc.
18,460,000	3.63%, 03/15/2024	20,090,409
2,620,000	4.00%, 06/01/2025	2,951,827

		126,833,932

	Retail - 1.1%
	1011778 BC ULC / New Red Finance, Inc.
2,830,000	3.50%, 02/15/2029(5)	2,824,694
455,000	3.88%, 01/15/2028(5)	461,734
840,000	4.00%, 10/15/2030(5)	836,850
4,020,000	4.38%, 01/15/2028(5)	4,100,400
	Asbury Automotive Group, Inc.
176,000	4.50%, 03/01/2028	180,840
179,000	4.75%, 03/01/2030	188,254
	BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK)
645,000	7.75%, 04/01/2027(5)(11)	641,775
	Beacon Roofing Supply, Inc.
2,785,000	4.88%, 11/01/2025(5)	2,820,397
	CVS Health Corp.
3,407,000	2.88%, 06/01/2026	3,710,075
	CVS Pass-Through Trust
10,236	6.04%, 12/10/2028	11,853
23,714	6.94%, 01/10/2030	29,211
	FirstCash, Inc.
1,947,000	4.63%, 09/01/2028(5)	2,018,163
	Group 1 Automotive, Inc.
1,180,000	4.00%, 08/15/2028(5)	1,208,025
	Home Depot, Inc.
6,340,000	0.90%, 03/15/2028(7)	6,299,690
1,010,000	3.30%, 04/15/2040	1,139,809
3,627,000	3.50%, 09/15/2056	4,227,282
5,710,000	4.50%, 12/06/2048	7,576,290
9,050,000	5.88%, 12/16/2036	13,444,840
	Jollibee Worldwide Pte Ltd.
520,000	3.90%, 01/23/2025, (3.90% fixed rate until 01/23/2025; 5 year USD CMT + 4.784% thereafter)(3)(6)(8)	500,240
475,000	4.75%, 06/24/2030(6)	481,600
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
1,275,000	4.75%, 06/01/2027(5)	1,338,750
1,600,000	5.25%, 06/01/2026(5)	1,660,000
	L Brands, Inc.
225,000	5.25%, 02/01/2028	237,668
2,190,000	6.63%, 10/01/2030(5)	2,463,739
	LBM Acquisition LLC
665,000	6.25%, 01/15/2029(5)	673,113
	Lithia Motors, Inc.
510,000	4.38%, 01/15/2031(5)	539,962

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 735,000	4.63%, 12/15/2027(5)	$775,425
1,315,000	5.25%, 08/01/2025(5)	1,364,312
	Lowe’s Cos., Inc.
11,540,000	3.38%, 09/15/2025	12,853,880
7,370,000	3.70%, 04/15/2046	8,349,510
222,000	4.25%, 09/15/2044	261,476
	Macy’s Retail Holdings LLC
45,000	2.88%, 02/15/2023(7)	43,795
419,000	3.63%, 06/01/2024(7)	407,477
295,000	4.30%, 02/15/2043	218,300
65,000	4.50%, 12/15/2034	53,138
58,000	5.13%, 01/15/2042(7)	47,270
	McDonald’s Corp.
9,130,000	1.45%, 09/01/2025	9,404,679
5,262,000	3.38%, 05/26/2025	5,795,652
7,670,000	3.63%, 09/01/2049	8,619,909
550,000	4.20%, 04/01/2050	674,473
3,615,000	4.60%, 05/26/2045	4,544,304
5,000,000	6.30%, 10/15/2037	7,378,591
	O’Reilly Automotive, Inc.
7,340,000	3.90%, 06/01/2029	8,479,010
1,655,000	4.20%, 04/01/2030	1,957,113
	PetSmart, Inc.
375,000	4.75%, 02/15/2028	375,000
1,055,000	5.88%, 06/01/2025(5)	1,086,650
425,000	7.75%, 02/15/2029	425,000
	Specialty Building Products Holdings LLC / SBP Finance Corp.
3,693,000	6.38%, 09/30/2026(5)	3,886,882
	Staples, Inc.
6,605,000	7.50%, 04/15/2026(5)	6,737,694
	United Rentals North America, Inc.
4,915,000	4.88%, 01/15/2028	5,240,619
	Walmart, Inc.
2,600,000	3.95%, 06/28/2038	3,192,805
	Yum! Brands, Inc.
390,000	3.63%, 03/15/2031	382,649
690,000	4.75%, 01/15/2030(5)	740,646
220,000	7.75%, 04/01/2025(5)	241,474

		153,152,987

	Semiconductors - 1.1%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
5,970,000	3.13%, 01/15/2025	6,442,876
3,545,000	3.50%, 01/15/2028	3,865,475
6,705,000	3.88%, 01/15/2027	7,484,807
	Broadcom, Inc.
15,640,000	3.15%, 11/15/2025	16,973,454
5,255,000	3.50%, 02/15/2041(5)	5,298,996
13,370,000	4.11%, 09/15/2028	15,086,607
11,030,000	4.15%, 11/15/2030	12,478,274
1,500,000	4.25%, 04/15/2026	1,700,550
	Entegris, Inc.
2,960,000	4.63%, 02/10/2026(5)	3,065,450
	Intel Corp.
4,860,000	3.10%, 02/15/2060	5,034,930
5,035,000	3.25%, 11/15/2049	5,415,876
1,700,000	4.10%, 05/19/2046	2,077,683
4,930,000	4.60%, 03/25/2040	6,324,676
	Microchip Technology, Inc.
15,455,000	0.97%, 02/15/2024(5)	15,462,015
15,755,000	2.67%, 09/01/2023(5)	16,486,606
	Micron Technology, Inc.
5,930,000	4.98%, 02/06/2026	6,943,094
	NVIDIA Corp.

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 990,000	3.50%, 04/01/2040	$1,135,239
4,740,000	3.50%, 04/01/2050	5,428,501
1,180,000	3.70%, 04/01/2060	1,408,137
	NXP B.V. / NXP Funding LLC
9,163,000	4.88%, 03/01/2024(5)	10,291,557
455,000	5.35%, 03/01/2026(5)	543,721
	NXP B.V. / NXP Funding LLC / NXP USA, Inc.
2,000	4.30%, 06/18/2029(5)	2,332
	Qorvo, Inc.
2,460,000	4.38%, 10/15/2029	2,684,475
	QUALCOMM, Inc.
687,000	4.65%, 05/20/2035	894,261
3,676,000	4.80%, 05/20/2045	5,005,131
	Sensata Technologies B.V.
1,020,000	5.00%, 10/01/2025(5)	1,124,550
1,475,000	5.63%, 11/01/2024(5)	1,633,562

		160,292,835

	Software - 1.5%
	Black Knight InfoServ LLC
1,730,000	3.63%, 09/01/2028(5)	1,750,673
	BY Crown Parent LLC / BY Bond Finance, Inc.
995,000	4.25%, 01/31/2026(5)	1,019,875
	CDK Global, Inc.
1,215,000	5.25%, 05/15/2029(5)	1,316,829
	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
1,675,000	5.75%, 03/01/2025(5)	1,718,047
	Fidelity National Information Services, Inc.
9,065,000	3.00%, 08/15/2026	10,013,880
12,090,000	3.75%, 05/21/2029	13,904,026
	Fiserv, Inc.
13,810,000	2.25%, 06/01/2027	14,587,817
11,730,000	3.20%, 07/01/2026	12,992,593
3,695,000	3.50%, 07/01/2029	4,159,877
3,300,000	4.40%, 07/01/2049	4,137,981
	IQVIA, Inc.
EUR 820,000	2.25%, 01/15/2028(5)	1,003,493
$ 1,390,000	5.00%, 05/15/2027(5)	1,463,501
	Microsoft Corp.
13,045,000	2.53%, 06/01/2050	13,114,733
1,040,000	2.68%, 06/01/2060	1,051,886
6,395,000	3.45%, 08/08/2036	7,640,657
3,805,000	3.50%, 02/12/2035	4,549,755
4,915,000	3.95%, 08/08/2056	6,387,901
12,690,000	4.10%, 02/06/2037	15,993,481
	MSCI, Inc.
460,000	3.63%, 09/01/2030(5)	488,175
3,335,000	4.00%, 11/15/2029(5)	3,557,178
	Open Text Corp.
2,370,000	3.88%, 02/15/2028(5)	2,423,325
	Open Text Holdings, Inc.
1,625,000	4.13%, 02/15/2030(5)	1,705,779
	Oracle Corp.
6,000,000	2.65%, 07/15/2026	6,508,810
16,315,000	3.60%, 04/01/2040	18,318,072
8,785,000	3.60%, 04/01/2050	9,737,543
2,100,000	3.85%, 07/15/2036	2,482,964
12,610,000	3.85%, 04/01/2060	14,542,118
14,500,000	3.90%, 05/15/2035	17,244,787
8,745,000	4.00%, 11/15/2047	10,293,934
4,300,000	6.50%, 04/15/2038	6,593,845
	PTC, Inc.
400,000	3.63%, 02/15/2025(5)	410,000
440,000	4.00%, 02/15/2028(5)	457,600

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	SS&C Technologies, Inc.
$ 4,095,000	5.50%, 09/30/2027(5)	$4,341,560
	Western Digital Corp.
1,293,000	4.75%, 02/15/2026	1,433,614

		217,346,309

	Telecommunications - 2.7%
	Altice France Holding S.A.
EUR 1,330,000	8.00%, 05/15/2027(5)	1,768,967
	Altice France S.A.
$ 660,000	5.50%, 01/15/2028(5)	687,225
4,020,000	7.38%, 05/01/2026(5)	4,213,000
4,075,000	8.13%, 02/01/2027(5)	4,502,875
	AT&T, Inc.
49,013,000	2.55%, 12/01/2033(5)	48,871,667
4,450,000	3.30%, 02/01/2052	4,178,126
7,805,000	3.50%, 06/01/2041	8,029,112
17,619,000	3.50%, 09/15/2053(5)	16,923,570
9,502,000	3.55%, 09/15/2055(5)	9,040,699
5,295,000	3.65%, 06/01/2051	5,276,371
17,067,000	3.65%, 09/15/2059(5)	16,322,955
13,720,000	3.80%, 12/01/2057(5)	13,594,975
10,395,000	4.30%, 02/15/2030	12,180,627
870,000	4.35%, 03/01/2029	1,020,454
905,000	4.50%, 05/15/2035	1,072,136
	Bharti Airtel International Netherlands B.V.
1,085,000	5.35%, 05/20/2024(6)	1,199,392
	Bharti Airtel Ltd.
2,185,000	4.38%, 06/10/2025(6)	2,380,732
	Connect Finco SARL / Connect US Finco LLC
465,000	6.75%, 10/01/2026(5)	496,759
	Embarq Corp.
1,835,000	8.00%, 06/01/2036	2,255,123
	Frontier Communications Corp.
1,720,000	5.00%, 05/01/2028(5)	1,784,500
2,250,000	5.88%, 10/15/2027(5)	2,423,025
1,835,000	6.75%, 05/01/2029(5)	1,935,925
1,955,000	6.88%, 01/15/2025(13)	987,275
1,190,000	10.50%, 09/15/2022(13)	630,700
	Level 3 Financing, Inc.
485,000	3.75%, 07/15/2029(5)	487,670
	Ligado Networks LLC
500,000	15.50%, 11/01/2023(5)(11)	502,650
	Millicom International Cellular S.A.
295,000	4.50%, 04/27/2031(5)	312,700
670,000	6.25%, 03/25/2029(5)	744,792
	MTN Mauritius Investments Ltd.
465,000	5.37%, 02/13/2022(6)	478,020
	Nokia Oyj
435,000	4.38%, 06/12/2027	480,466
	Oztel Holdings SPC Ltd.
465,000	5.63%, 10/24/2023(6)	492,365
	Sprint Corp.
3,253,000	7.13%, 06/15/2024	3,793,128
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
12,555,000	5.15%, 09/20/2029(5)	14,614,648
	T-Mobile USA, Inc.
2,160,000	2.05%, 02/15/2028(5)	2,213,050
1,330,000	2.25%, 02/15/2026	1,343,300
4,495,000	2.25%, 11/15/2031(5)	4,484,392
3,050,000	3.30%, 02/15/2051(5)	2,981,512
15,175,000	3.88%, 04/15/2030(5)	17,168,388
13,135,000	4.38%, 04/15/2040(5)	15,381,479
3,215,000	4.50%, 04/15/2050(5)	3,788,556

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Telecom Argentina S.A.
$ 1,000,000	8.00%, 07/18/2026	$870,000
	Telecom Italia Capital S.A.
670,000	7.20%, 07/18/2036	885,117
	Telecom Italia S.p.A.
570,000	5.30%, 05/30/2024(5)	619,576
	Telefonica Celular del Paraguay S.A.
500,000	5.88%, 04/15/2027(5)	527,950
	Telefonica Emisiones S.A.
2,510,000	4.67%, 03/06/2038	2,981,701
12,290,000	5.21%, 03/08/2047	15,503,438
	Tower Bersama Infrastructure Tbk PT
945,000	4.25%, 01/21/2025(6)	999,339
	VEON Holdings B.V.
10,740,000	3.38%, 11/25/2027(5)	11,013,870
1,955,000	4.00%, 04/09/2025(6)	2,060,081
	Verizon Communications, Inc.
9,050,000	2.65%, 11/20/2040	8,793,029
10,683,000	2.99%, 10/30/2056(5)	10,201,603
9,585,000	4.13%, 08/15/2046	11,219,978
17,585,000	4.50%, 08/10/2033	21,648,749
11,923,000	4.52%, 09/15/2048	14,780,437
4,790,000	4.81%, 03/15/2039	6,065,855
	Vmed UK Financing plc
475,000	4.25%, 01/31/2031(5)	473,912
	Vodafone Group plc
20,015,000	3.75%, 01/16/2024	21,821,768
6,500,000	4.13%, 05/30/2025	7,378,621
5,785,000	4.25%, 09/17/2050	6,846,360
6,355,000	5.25%, 05/30/2048	8,501,971
	VTR Comunicaciones S.p.A.
2,005,000	5.13%, 01/15/2028(5)	2,138,914

		386,375,575

	Toys/Games/Hobbies - 0.0%
	Mattel, Inc.
1,040,000	5.88%, 12/15/2027(5)	1,146,839
2,570,000	6.75%, 12/31/2025(5)	2,699,271

		3,846,110

	Transportation - 0.5%
	Burlington Northern Santa Fe LLC
8,215,000	4.55%, 09/01/2044	10,696,400
	CSX Corp.
1,000,000	4.50%, 03/15/2049	1,284,016
565,000	6.00%, 10/01/2036	809,767
	FedEx Corp.
4,925,000	3.80%, 05/15/2025	5,523,768
10,865,000	4.05%, 02/15/2048	12,312,342
4,000,000	4.10%, 02/01/2045	4,537,548
	Norfolk Southern Corp.
3,734,000	4.65%, 01/15/2046	4,800,988
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
4,520,000	3.45%, 07/01/2024(5)	4,914,884
9,895,000	4.88%, 07/11/2022(5)	10,500,162
	Rumo Luxembourg S.a.r.l.
465,000	5.25%, 01/10/2028(5)	499,601
566,000	5.88%, 01/18/2025(5)	597,979
800,000	5.88%, 01/18/2025(6)	845,200
320,000	7.38%, 02/09/2024(6)	331,840
	Russian Railways Via RZD Capital plc
200,000	4.38%, 03/01/2024(6)	216,810
675,000	5.70%, 04/05/2022(6)	709,561
	Union Pacific Corp.
2,132,000	3.55%, 08/15/2039	2,400,547

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 3,385,000	3.84%, 03/20/2060	$3,963,127
7,475,000	4.38%, 11/15/2065	9,502,714

		74,447,254

	Trucking & Leasing - 0.0%
	Avolon Holdings Funding Ltd.
690,000	3.95%, 07/01/2024(5)	724,462
285,000	4.38%, 05/01/2026(5)	308,805
1,895,000	5.25%, 05/15/2024(5)	2,065,042

		3,098,309

	Water - 0.1%
	American Water Capital Corp.
3,760,000	2.80%, 05/01/2030	4,098,799
3,365,000	3.45%, 05/01/2050	3,860,099
1,195,000	3.75%, 09/01/2047	1,411,693

		9,370,591

	Total Corporate Bonds (cost $5,664,300,636)	$6,171,086,616

Foreign Government Obligations - 4.0%
	Angola - 0.0%
	Angolan Government International Bond
1,495,000	9.38%, 05/08/2048(6)	1,479,871

	Argentina - 0.3%
	Argentine Republic Government International Bond
22,960,922	0.13%, 07/09/2030(10)	8,788,522
58,482,751	0.13%, 07/09/2035(10)	19,987,065
4,797,161	0.13%, 01/09/2038(10)	1,878,089
32,080,000	0.13%, 07/09/2041(10)	11,621,301
3,299,015	1.00%, 07/09/2029	1,369,091
	Provincia de Cordoba
1,348,426	6.88%, 02/01/2029	862,993
432,603	7.13%, 12/10/2025(5)(10)	320,126
1,695,104	7.45%, 06/01/2027(6)(10)	1,093,342

		45,920,529

	Armenia - 0.0%
	Republic of Armenia International Bond
1,850,000	3.60%, 02/02/2031(5)	1,789,297
1,140,000	3.95%, 09/26/2029(6)	1,154,010

		2,943,307

	Azerbaijan - 0.1%
	Republic of Azerbaijan International Bond
2,015,000	3.50%, 09/01/2032(6)	2,115,750
1,315,000	4.75%, 03/18/2024(6)	1,436,638
565,000	5.13%, 09/01/2029(6)	633,417
	Southern Gas Corridor CJSC
1,394,000	6.88%, 03/24/2026(5)	1,678,097
3,210,000	6.88%, 03/24/2026(6)	3,864,198

		9,728,100

	Bermuda - 0.0%
	Bermuda Government International Bond
475,000	2.38%, 08/20/2030(5)	491,625
325,000	3.38%, 08/20/2050(5)	344,500
1,525,000	4.75%, 02/15/2029(5)	1,836,863

		2,672,988

	Brazil - 0.2%
	Brazil Notas do Tesouro Nacional
BRL 19,846,000	10.00%, 01/01/2027	4,156,264
	Brazilian Government International Bond
$ 2,610,000	3.88%, 06/12/2030	2,685,037

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 4,080,000	4.75%, 01/14/2050	$4,074,900
10,369,000	5.00%, 01/27/2045	10,744,876
1,520,000	5.63%, 02/21/2047	1,694,800

		23,355,877

	Bulgaria - 0.0%
	Bulgaria Government International Bond
EUR 1,815,000	1.38%, 09/23/2050(6)	2,235,631

	China - 0.0%
	China Government Bond
CNY 28,380,000	2.68%, 05/21/2030	4,191,242

	Colombia - 0.3%
	Colombia Government International Bond
$ 7,805,000	3.00%, 01/30/2030	8,047,033
8,005,000	3.13%, 04/15/2031	8,269,245
3,070,000	4.13%, 05/15/2051	3,220,430
1,260,000	4.50%, 03/15/2029	1,434,838
12,495,000	5.00%, 06/15/2045	14,512,942

		35,484,488

	Croatia - 0.1%
	Croatia Government International Bond
EUR 7,400,000	1.13%, 06/19/2029(6)	9,395,837
2,725,000	1.50%, 06/17/2031(6)	3,575,623
1,890,000	2.70%, 06/15/2028(6)	2,662,889
182,000	2.75%, 01/27/2030(6)	262,314
1,550,000	3.00%, 03/20/2027(6)	2,187,195

		18,083,858

	Dominican Republic - 0.1%
	Dominican Republic International Bond
$ 1,796,000	4.88%, 09/23/2032(5)	1,915,434
1,940,000	5.30%, 01/21/2041(5)	2,003,050
424,000	6.00%, 07/19/2028(6)	492,476
410,000	6.40%, 06/05/2049(5)	459,200
2,160,000	6.40%, 06/05/2049(6)	2,419,200

		7,289,360

	Egypt - 0.0%
	Egypt Government International Bond
EUR 250,000	5.63%, 04/16/2030(5)	313,290
240,000	5.63%, 04/16/2030(6)	300,758
145,000	6.38%, 04/11/2031(6)	188,113
$ 1,440,000	7.05%, 01/15/2032(6)	1,537,200
210,000	7.90%, 02/21/2048(6)	219,079
2,030,000	8.50%, 01/31/2047(6)	2,230,483

		4,788,923

	Ethiopia - 0.0%
	Ethiopia International Bond
1,543,000	6.63%, 12/11/2024(6)	1,450,420

	Gabon - 0.0%
	Gabon Government International Bond
1,323,480	6.38%, 12/12/2024(6)	1,383,037
515,000	6.63%, 02/06/2031(5)	508,562
750,000	6.63%, 02/06/2031(6)	740,625
1,955,000	6.95%, 06/16/2025(6)	2,086,728

		4,718,952

	Honduras - 0.0%
	Honduras Government International Bond
1,225,000	5.63%, 06/24/2030(5)	1,373,838

	Hungary - 0.1%
	Hungary Government International Bond

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
EUR 9,680,000	1.63%, 04/28/2032(6)	$12,775,976
$ 2,662,000	5.38%, 02/21/2023	2,924,132

		15,700,108

	Indonesia - 0.2%
	Indonesia Government International Bond
EUR 460,000	1.10%, 03/12/2033	560,326
$ 745,000	4.35%, 01/11/2048	881,082
735,000	4.45%, 04/15/2070	897,806
5,770,000	4.63%, 04/15/2043(6)	6,930,754
980,000	4.75%, 07/18/2047(6)	1,213,877
9,139,000	5.13%, 01/15/2045(6)	11,713,273
1,411,000	5.25%, 01/08/2047(6)	1,864,453
	Perusahaan Penerbit SBSN Indonesia III
1,910,000	4.15%, 03/29/2027(6)	2,173,542
1,380,000	4.45%, 02/20/2029(6)	1,614,959

		27,850,072

	Ivory Coast - 0.0%
	Ivory Coast Government International Bond
EUR 356,000	5.25%, 03/22/2030(5)	460,010
250,000	5.25%, 03/22/2030(6)	323,041
975,000	5.88%, 10/17/2031(6)	1,296,728
295,000	6.63%, 03/22/2048(6)	388,083
395,000	6.88%, 10/17/2040(6)	538,811

		3,006,673

	Jordan - 0.1%
	Jordan Government International Bond
$ 1,235,000	4.95%, 07/07/2025(5)	1,318,239
2,695,000	5.75%, 01/31/2027(6)	2,971,237
1,345,000	5.85%, 07/07/2030(6)	1,476,138
2,425,000	6.13%, 01/29/2026(6)	2,702,299
492,000	7.38%, 10/10/2047(6)	559,448

		9,027,361

	Macedonia - 0.1%
	Former Yugoslav Republic of Macedonia
EUR 3,465,000	3.98%, 07/24/2021(6)	4,268,023
	North Macedonia Government International Bond
200,000	2.75%, 01/18/2025(6)	256,666
2,045,000	3.68%, 06/03/2026(5)	2,773,310

		7,297,999

	Mexico - 0.5%
	Mexico Government International Bond
500,000	1.45%, 10/25/2033	587,613
955,000	2.13%, 10/25/2051	1,052,781
$ 200,000	4.35%, 01/15/2047	213,000
30,708,000	4.50%, 01/31/2050	33,663,952
2,502,000	4.60%, 01/23/2046	2,749,873
9,355,000	4.75%, 04/27/2032	10,898,575
72,000	4.75%, 03/08/2044	80,820
16,590,000	5.00%, 04/27/2051	19,368,991

		68,615,605

	Mongolia - 0.0%
	Mongolia Government International Bond
1,409,000	5.13%, 12/05/2022(6)	1,454,792
756,000	5.13%, 04/07/2026(5)	806,900

		2,261,692

	Morocco - 0.1%
	Morocco Government International Bond
EUR 420,000	1.38%, 03/30/2026(6)	516,699
3,265,000	1.50%, 11/27/2031(6)	3,904,787

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
910,000	2.00%, 09/30/2030(6)	$1,132,932

		5,554,418

	Oman - 0.0%
	Oman Government International Bond
$ 200,000	4.88%, 02/01/2025(5)	209,150
640,000	6.25%, 01/25/2031(5)(7)	678,420
400,000	7.00%, 01/25/2051(5)(7)	404,240

		1,291,810

	Panama - 0.2%
	Panama Government International Bond
2,950,000	3.16%, 01/23/2030	3,208,155
1,830,000	3.87%, 07/23/2060	2,034,063
2,243,000	4.30%, 04/29/2053	2,683,211
1,895,000	4.50%, 04/16/2050	2,326,131
6,150,000	4.50%, 04/01/2056	7,524,587
	Panama Notas del Tesoro
4,365,000	3.75%, 04/17/2026	4,772,691

		22,548,838

	Paraguay - 0.0%
	Paraguay Government International Bond
410,000	4.70%, 03/27/2027(6)	473,144
380,000	5.60%, 03/13/2048(5)	478,424
200,000	5.60%, 03/13/2048(6)	251,802
665,000	6.10%, 08/11/2044(6)	878,472

		2,081,842

	Philippines - 0.1%
	Philippine Government International Bond
1,820,000	3.70%, 03/01/2041	2,076,135
560,000	3.70%, 02/02/2042	638,512
7,100,000	3.95%, 01/20/2040	8,342,491

		11,057,138

	Qatar - 0.0%
	Qatar Government International Bond
750,000	4.82%, 03/14/2049(5)	1,005,749
750,000	5.10%, 04/23/2048(5)	1,034,017

		2,039,766

	Romania - 0.1%
	Romanian Government International Bond
EUR 1,165,000	1.38%, 12/02/2029(5)	1,435,374
1,470,000	1.38%, 12/02/2029(6)	1,811,158
445,000	2.00%, 01/28/2032(5)	561,776
350,000	2.00%, 01/28/2032(6)	441,847
2,235,000	2.12%, 07/16/2031(5)	2,871,928
2,393,000	2.12%, 07/16/2031(6)	3,074,955
855,000	2.63%, 12/02/2040(5)	1,081,454
450,000	2.88%, 03/11/2029(6)	614,895
1,400,000	3.38%, 02/08/2038(6)	1,945,456
160,000	3.38%, 01/28/2050(6)	218,487
591,000	3.62%, 05/26/2030(5)	853,362
3,072,000	3.88%, 10/29/2035(6)	4,561,357

		19,472,049

	Russia - 0.4%
	Russian Federal Bond - OFZ
RUB 29,740,000	6.90%, 05/23/2029	412,654
148,610,000	7.65%, 04/10/2030	2,163,642
65,100,000	7.70%, 03/23/2033	946,221
175,030,000	7.95%, 10/07/2026	2,558,112
10,380,000	8.50%, 09/17/2031	160,558
	Russian Foreign Bond - Eurobond

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,000,000	4.25%, 06/23/2027(5)	$1,136,416
5,400,000	4.25%, 06/23/2027(6)	6,136,647
3,400,000	4.38%, 03/21/2029(5)	3,919,030
5,200,000	4.38%, 03/21/2029(6)	5,993,811
800,000	4.75%, 05/27/2026(6)	919,840
9,400,000	5.10%, 03/28/2035(6)	11,687,960
7,400,000	5.25%, 06/23/2047(6)	9,919,360
3,800,000	5.63%, 04/04/2042(6)	5,134,484

		51,088,735

	Saudi Arabia - 0.1%
	Saudi Government International Bond
8,959,000	2.25%, 02/02/2033(5)	8,850,954
450,000	2.90%, 10/22/2025(5)	483,804

		9,334,758

	Senegal - 0.0%
	Senegal Government International Bond
965,000	6.25%, 05/23/2033(6)	1,058,123
218,000	6.75%, 03/13/2048(5)	232,464
2,465,000	6.75%, 03/13/2048(6)	2,628,553
1,460,000	8.75%, 05/13/2021(6)	1,482,192

		5,401,332

	Serbia - 0.1%
	Serbia International Bond
EUR 586,000	1.50%, 06/26/2029(5)	727,368
3,020,000	1.50%, 06/26/2029(6)	3,748,553
1,776,000	3.13%, 05/15/2027(5)	2,405,210
3,935,000	3.13%, 05/15/2027(6)	5,329,111

		12,210,242

	South Africa - 0.1%
	Republic of South Africa Government International Bond
$ 7,940,000	5.75%, 09/30/2049	7,652,572

	Supranational - 0.0%
	International Finance Corp.
MXN 154,000,000	0.00%, 02/22/2038(12)	2,364,203
IDR 25,000,000,000	8.00%, 10/09/2023	1,923,735

		4,287,938

	Tunisia - 0.0%
	Banque Centrale de Tunisie International Bond
EUR 100,000	5.63%, 02/17/2024(6)	111,258
$ 1,670,000	5.75%, 01/30/2025(6)	1,521,981
EUR 863,000	6.38%, 07/15/2026(6)	955,572

		2,588,811

	Turkey - 0.5%
	Turkey Government International Bond
$ 450,000	3.25%, 03/23/2023	448,313
2,970,000	4.75%, 01/26/2026	3,014,550
12,060,000	4.88%, 10/09/2026	12,210,750
9,000,000	4.88%, 04/16/2043	7,621,668
6,225,000	5.13%, 02/17/2028	6,288,470
26,525,000	5.75%, 05/11/2047	24,257,643
2,230,000	5.88%, 06/26/2031	2,271,389
3,175,000	5.95%, 01/15/2031	3,259,137
6,855,000	6.00%, 03/25/2027	7,274,869
9,855,000	6.00%, 01/14/2041	9,429,264

		76,076,053

	Ukraine - 0.2%
	Ukraine Government International Bond
6,430,000	7.25%, 03/15/2033(5)	6,831,361
4,330,000	7.38%, 09/25/2032(6)	4,642,972

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 4,500,000	7.75%, 09/01/2022(6)	$4,772,655
4,435,000	7.75%, 09/01/2026(6)	4,978,288
620,000	7.75%, 09/01/2026(5)	695,950
9,825,000	7.75%, 09/01/2027(6)	10,985,332

		32,906,558

	United Arab Emirates - 0.0%
	Abu Dhabi Government International Bond
225,000	3.13%, 09/30/2049(6)	235,773
800,000	4.13%, 10/11/2047(6)	984,000
	Emirate of Dubai Government International Bonds
4,215,000	3.90%, 09/09/2050(6)	4,045,346

		5,265,119

	Venezuela - 0.0%
	Venezuela Government International Bond
345,000	6.00%, 12/09/2020(13)	31,050
1,015,000	7.00%, 12/01/2018(13)	95,410
3,170,000	7.00%, 03/31/2038(13)	293,225
4,085,000	7.65%, 04/21/2025(13)	377,863
4,765,000	7.75%, 10/13/2019(13)	440,763
11,205,000	8.25%, 10/13/2024(13)	1,036,462
11,937,200	9.00%, 05/07/2023(13)	1,104,191
12,825,000	9.25%, 05/07/2028(13)	1,186,312

		4,565,276

	Total Foreign Government Obligations (cost $562,945,961)	$574,900,149

Municipal Bonds - 0.2%
	General Obligation - 0.0%
	State of Connecticut, GO
850,000	3.00%, 07/01/2021	859,979

	Higher Education - 0.1%
	Rutgers The State University of New Jersey
12,000,000	3.92%, 05/01/2119	14,008,920
	University of California
5,660,000	1.32%, 05/15/2027	5,761,823

		19,770,743

	Transportation - 0.1%
	New York State Thruway Auth Rev
5,015,000	2.90%, 01/01/2035	5,544,384
	Port Auth of New York & New Jersey Rev
1,510,000	4.46%, 10/01/2062	2,011,969

		7,556,353

	Total Municipal Bonds (cost $25,322,672)	$28,187,075

Senior Floating Rate Interests - 0.1%(14)
	Auto Parts & Equipment - 0.0%
	Clarios Global L.P.
1,546,580	3.62%, 04/30/2026, 3 mo. USD LIBOR + 3.500%	1,544,168

	Commercial Services - 0.0%
	Dun & Bradstreet Corp.
3,159,741	3.38%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	3,164,259

	Food - 0.0%
	Froneri U.S., Inc.
125,000	5.87%, 01/31/2028, 1 mo. USD LIBOR + 5.750%	126,563

	Household Products - 0.0%
	Diamond (BC) B.V.
834,200	3.12%, 09/06/2024, 3 mo. USD LIBOR + 3.000%	830,446

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Insurance - 0.1%
	Asurion LLC
$ 2,751,806	3.12%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	$2,740,991
	Hub International Ltd.
1,662,375	2.97%, 04/25/2025, 1 mo. USD LIBOR + 2.750%	1,646,865

		4,387,856

	Total Senior Floating Rate Interests (cost $9,985,060)	$10,053,292

U.S. Government Securities - 0.9%
	U.S. Treasury Bonds - 0.1%
$ 4,055,000	1.13%, 08/15/2040	$3,690,050
5,890,000	4.25%, 11/15/2040(15)	8,551,083
5,800,000	4.38%, 02/15/2038(16)	8,364,008

		20,605,141

	U.S. Treasury Notes - 0.8%
38,355,000	0.13%, 07/15/2023	38,332,526
64,395,000	0.25%, 09/30/2025	63,947,254
8,340,000	2.38%, 03/15/2022(17)	8,550,455

		110,830,235

	Total U.S. Government Securities (cost $128,780,345)	$131,435,376

Convertible Bonds - 0.1%
	Engineering & Construction - 0.0%
	Cellnex Telecom S.A.
EUR 900,000	1.50%, 01/16/2026(6)	1,784,002

	Healthcare-Products - 0.1%
	Integra LifeSciences Holdings Corp.
$ 1,880,000	0.50%, 08/15/2025(5)	2,108,631
	NuVasive, Inc.
2,350,000	0.38%, 03/15/2025(5)	2,265,795

		4,374,426

	Machinery-Diversified - 0.0%
	Middleby Corp.
1,451,000	1.00%, 09/01/2025(5)	1,825,539

	Media - 0.0%
	Scripps Escrow, Inc.
2,130,000	5.88%, 07/15/2027(5)	2,236,500

	Oil & Gas - 0.0%
	Pioneer Natural Resources Co.
2,675,000	0.25%, 05/15/2025(5)	3,689,128

	Real Estate Investment Trusts - 0.0%
	Pebblebrook Hotel Trust
1,575,000	1.75%, 12/15/2026	1,675,928

	Semiconductors - 0.0%
	Microchip Technology, Inc.
730,000	2.25%, 02/15/2037	1,477,003

	Software - 0.0%
	Western Digital Corp.
2,226,000	1.50%, 02/01/2024	2,234,347

	Total Convertible Bonds (cost $16,996,151)	$19,296,873

Escrows - 0.0%(18)
	Telecommunication Services - 0.0%
2,930,000	Nexstar Broadcasting, Inc.(5)	3,110,078

	Total Escrows (cost $2,982,281)	$3,110,078

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	Total Long-Term Investments (cost $11,755,864,612)		$13,497,223,310

Short-Term Investments - 4.0%
	Repurchase Agreements - 3.9%
554,892,356	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $554,893,281; collateralized by U.S. Treasury Bond at 3.000%, maturing 11/15/2044, with a market value of $197,131,495, U.S. Treasury Bond at 3.375%, maturing 05/15/2044, with a market value of $266,507,880 and U.S. Treasury Inflation Index Bond at 0.250%, maturing 07/15/2029, with a market value of $102,350,913		$554,892,356

	Securities Lending Collateral - 0.1%
11,225,413	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(19)		11,225,413
9,715,385	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(19)		9,715,385

			20,940,798

	Total Short-Term Investments (cost $575,833,154)		$575,833,154

	Total Investments (cost $12,331,697,766)	98.1%	$14,073,056,464
	Other Assets and Liabilities	1.9%	278,152,209

	Total Net Assets	100.0%	$14,351,208,673

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2021, the aggregate fair value of this security was $30,825, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)	Investment valued using significant unobservable inputs.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $1,356,124,149, representing 9.4% of net assets.

(6)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $292,054,056, representing 2.0% of net assets.

(7)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

(9)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2021. Base lending rates may be subject to a floor or cap.
(10)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(11)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(12)	Security is a zero-coupon bond.
(13)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(14)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2021.

(15)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2021, the market value of securities pledged was $6,083,029.
(16)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2021, the market value of securities pledged was $7,642,973.
(17)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of January 31, 2021, the market value of securities pledged was $60,000.
(18)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(19)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,494	03/31/2021	$330,138,984	$161,116
U.S. Treasury 5-Year Note Future	4,802	03/31/2021	604,451,750	(171,157)
U.S. Treasury Long Bond Future	680	03/22/2021	114,728,750	(2,078,065)
U.S. Treasury Ultra Bond Future	77	03/22/2021	15,763,344	(208,297)

Total				$(2,296,403)

Short position contracts:
Euro BUXL 30-Year Bond Future	31	03/08/2021	$8,325,314	$97,390
Euro-BOBL Future	59	03/08/2021	9,683,822	(12,175)
Euro-BUND Future	272	03/08/2021	58,507,650	(16,115)
U.S. Treasury 10-Year Note Future	2,993	03/22/2021	410,134,531	2,101,845
U.S. Treasury 10-Year Ultra Future	298	03/22/2021	45,840,781	912,330

Total				$3,083,275

Total futures contracts				$786,872

	OTC Credit Default Swap Contracts Outstanding at January 31, 2021

Reference Entity	Counter- party	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.34.V 1	GSC	USD 430,000	5.00%	06/20/2025	Quarterly	$31,745	$—	$49,076	$17,331

Credit default swaps on single-name issues:
Buy protection:
Deutsche Bank AG	MSC	EUR 5,400,000	(1.00%)	06/20/2024	Quarterly	$172,963	$—	$(53,991)	$(226,954)
Deutsche Bank AG	CBK	EUR 9,000,000	(1.00%)	06/20/2024	Quarterly	294,546	—	(89,985)	(384,531)

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Deutsche Bank AG	HSBC	EUR 5,600,000	(1.00%)	06/20/2024	Quarterly	$591,096	$—	$111,789	$(479,307)
Realogy Group LLC	JPM	USD 760,000	(5.00%)	12/20/2024	Quarterly	—	(31,205)	(56,496)	(25,291)

Total						$1,058,605	$(31,205)	$(88,683)	$(1,116,083)

Total OTC credit default swap contracts						$1,090,350	$(31,205)	$(39,607)	$(1,098,752)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2021

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid (Received)	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.34.V1		15,290,000	(1.00%)	12/20/2025	Quarterly	$788,873	$504,270	$(284,603)
CDX.NA.HY.33.V12	USD	65,116,850	(5.00%)	12/20/2024	Quarterly	1,450,580	5,959,703	4,509,123
CDX.NA.HY.35.V1	USD	1,360,000	(5.00%)	12/20/2025	Quarterly	109,944	118,245	8,301

Total						$2,349,397	$6,582,218	$4,232,821

Credit default swaps on single-name issues:
Buy protection:
United Mexican States	USD	12,955,000	(1.00%)	12/20/2025	Quarterly	$195,307	$(43,923)	$(239,230)

Total centrally cleared credit default swap contracts						$2,544,704	$6,538,295	$3,993,591

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at January 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
6,400,000	BRL	1,196,817	USD	JPM	03/02/2021	$—	$(28,098)
2,525,000	CAD	1,982,049	USD	GSC	03/17/2021	—	(7,233)
1,505,600,000	CLP	2,041,187	USD	HSBC	03/17/2021	8,923	—
328,600,000	CLP	443,305	USD	CBK	03/17/2021	4,135	—
1,396,100,000	COP	398,772	USD	UBS	03/17/2021	—	(8,260)
1,396,800,000	COP	405,988	USD	BNP	03/17/2021	—	(15,280)
7,232,929,000	COP	2,080,131	USD	HSBC	03/17/2021	—	(56,966)
43,900,000	CZK	2,033,867	USD	DEUT	03/17/2021	13,387	—
10,110,000	CZK	465,446	USD	BOA	03/17/2021	6,028	—
8,360,000	CZK	393,282	USD	BCLY	03/17/2021	—	(3,418)
14,900,000	EGP	906,326	USD	GSC	05/10/2021	17,114	—
722,000	EUR	874,006	USD	CBA	03/17/2021	3,112	—
601,000	EUR	729,892	USD	BNP	03/17/2021	229	—
77,000	EUR	93,558	USD	BCLY	03/17/2021	—	(15)
168,000	EUR	204,477	USD	SSG	03/17/2021	21	(404)
432,000	EUR	525,616	USD	GSC	03/17/2021	—	(803)
599,100,000	HUF	2,031,577	USD	BNP	03/17/2021	3,948	—
134,800,000	HUF	454,164	USD	BOA	03/17/2021	3,838	—
117,700,000	HUF	403,996	USD	BCLY	03/17/2021	—	(4,094)
7,041,000,000	IDR	493,863	USD	JPM	03/17/2021	5,890	—
462,000,000	IDR	32,477	USD	BNP	03/17/2021	315	—
5,030,000,000	IDR	359,671	USD	HSBC	03/17/2021	—	(2,654)
146,460,000	INR	1,971,861	USD	BNP	03/17/2021	23,405	—
36,350,000	INR	488,477	USD	UBS	03/17/2021	6,729	—
28,520,000	INR	387,342	USD	HSBC	03/17/2021	1,194	—

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

411,500,000	KRW	378,913	USD	HSBC	03/17/2021	—	(11,006)
475,780,000	KRW	438,022	USD	BCLY	03/17/2021	—	(12,644)
2,200,930,000	KRW	2,028,075	USD	BNP	03/17/2021	—	(60,300)
5,270,000	MXN	263,645	USD	UBS	03/17/2021	—	(7,863)
8,080,000	MXN	406,250	USD	SSG	03/17/2021	—	(14,083)
2,420,000	PEN	669,803	USD	HSBC	03/17/2021	—	(4,537)
7,035,000	PEN	1,947,714	USD	CBK	03/17/2021	—	(13,769)
118,940,000	PHP	2,461,122	USD	JPM	03/17/2021	11,639	—
19,250,000	PHP	399,378	USD	HSBC	03/17/2021	830	—
1,675,000	PLN	456,155	USD	BOA	03/17/2021	—	(6,235)
7,435,000	PLN	2,031,754	USD	MSC	03/17/2021	—	(34,648)
30,350,000	RUB	408,864	USD	CBK	03/17/2021	—	(9,891)
180,410,000	RUB	2,426,823	USD	BOA	03/17/2021	—	(55,201)
2,655,000	SGD	1,986,926	USD	MSC	03/17/2021	11,665	—
1,155,000	SGD	869,002	USD	JPM	03/17/2021	3,433	(2,992)
74,590,000	THB	2,484,546	USD	CBK	03/17/2021	7,258	—
12,210,000	THB	408,225	USD	HSBC	03/17/2021	—	(329)
19,445,000	TRY	2,448,666	USD	GSC	03/17/2021	159,455	—
2,014,179	USD	2,685,000	AUD	BOA	03/17/2021	—	(38,398)
3,167,780	USD	17,034,000	BRL	JPM	03/02/2021	57,159	—
1,986,703	USD	2,525,000	CAD	MSC	03/17/2021	11,887	—
1,988,146	USD	2,560,000	CAD	JPM	03/17/2021	—	(14,044)
518,483	USD	379,400,000	CLP	GSC	03/17/2021	1,871	—
1,982,746	USD	1,454,800,000	CLP	HSBC	03/17/2021	1,808	—
511,821	USD	1,770,900,000	COP	GSC	03/17/2021	16,472	—
518,200	USD	11,140,000	CZK	BNP	03/17/2021	—	(1,308)
13,778,317	USD	11,321,000	EUR	CBK	02/26/2021	32,448	—
76,867,782	USD	63,204,000	EUR	BNP	03/17/2021	84,740	—
9,462,406	USD	7,764,000	EUR	WEST	03/17/2021	30,352	—
1,343,854	USD	1,093,000	EUR	GSC	03/17/2021	16,029	—
2,534,475	USD	2,075,000	EUR	BCLY	03/17/2021	13,672	—
400,712	USD	327,000	EUR	CBK	03/17/2021	3,458	—
586,251	USD	481,000	EUR	HSBC	03/17/2021	1,910	—
21,901	USD	16,000	GBP	BCLY	02/26/2021	—	(24)
499,563	USD	148,000,000	HUF	BNP	03/17/2021	—	(3,287)
475,087	USD	6,827,000,000	IDR	HSBC	03/17/2021	—	(9,476)
473,734	USD	35,350,000	INR	JPM	03/17/2021	—	(7,849)
426,564	USD	472,590,000	KRW	CBK	03/17/2021	4,037	—
266,740	USD	5,334,000	MXN	BOA	03/17/2021	7,852	—
454,513	USD	9,330,000	MXN	MSC	03/17/2021	1,677	—
2,034,451	USD	2,875,000	NZD	SSG	03/17/2021	—	(31,537)
465,937	USD	22,570,000	PHP	JPM	03/17/2021	—	(3,293)
2,463,787	USD	9,110,000	PLN	GSC	03/17/2021	16,762	—
5,936,972	USD	439,758,000	RUB	BOA	03/17/2021	156,032	—
810,582	USD	60,081,000	RUB	BCLY	03/17/2021	20,774	—
478,781	USD	640,000	SGD	BCLY	03/17/2021	—	(2,988)
491,613	USD	14,800,000	THB	JPM	03/17/2021	—	(2,806)
519,273	USD	4,125,000	TRY	BCLY	03/17/2021	—	(34,005)
Total Foreign Currency Contracts						$771,488	$(509,738)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar

Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CMT	Constant Maturity Treasury Index

Other Abbreviations:
ADR	American Depositary Receipt
CJSC	Closed Joint Stock Company
EM	Emerging Markets
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PAC	Planned Amortization Class
PIK	Payment-in-kind
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Municipal Abbreviations:
Auth	Authority
GO	General Obligation
Rev	Revenue

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Banks	$573,227,465	$573,227,465	$—	$—
Capital Goods	972,702,615	972,702,615	—	—
Consumer Durables & Apparel	47,477,602	47,477,602	—	—
Consumer Services	72,180,056	72,180,056	—	—
Diversified Financials	352,171,425	352,171,425	—	—
Energy	232,629,267	232,598,442	—	30,825
Food, Beverage & Tobacco	599,757,743	586,045,452	13,712,291	—
Health Care Equipment & Services	311,652,509	311,652,509	—	—
Household & Personal Products	269,137,175	269,137,175	—	—
Insurance	446,777,984	446,777,984	—	—
Materials	110,683,958	103,767,322	6,916,636	—
Media & Entertainment	222,202,978	222,202,978	—	—
Pharmaceuticals, Biotechnology & Life Sciences	729,645,902	651,538,529	78,107,373	—
Real Estate	185,101,368	185,101,368	—	—
Retailing	129,103,685	129,103,685	—	—
Semiconductors & Semiconductor Equipment	90,343,935	90,343,935	—	—
Software & Services	79,915,273	79,915,273	—	—
Technology Hardware & Equipment	326,130,001	326,130,001	—	—
Telecommunication Services	115,337,502	115,337,502	—	—
Transportation	133,757,489	133,757,489	—	—
Utilities	539,185,579	539,185,579	—	—
Preferred Stocks	20,032,340	20,032,340	—	—
Corporate Bonds	6,171,086,616	—	6,171,086,616	—
Foreign Government Obligations	574,900,149	—	574,900,149	—
Municipal Bonds	28,187,075	—	28,187,075	—
Senior Floating Rate Interests	10,053,292	—	10,053,292	—
U.S. Government Securities	131,435,376	—	131,435,376	—
Convertible Bonds	19,296,873	—	19,296,873	—
Escrows	3,110,078	—	3,110,078	—
Short-Term Investments	575,833,154	20,940,798	554,892,356	—
Foreign Currency Contracts(2)	771,488	—	771,488	—
Futures Contracts(2)	3,272,681	3,272,681	—	—
Swaps - Credit Default(2)	4,534,755	—	4,534,755	—

Total	$14,081,635,388	$6,484,600,205	$7,597,004,358	$30,825

Liabilities
Foreign Currency Contracts(2)	$(509,738)	$—	$(509,738)	$—
Futures Contracts(2)	(2,485,809)	(2,485,809)	—	—
Swaps - Credit Default(2)	(1,639,916)	—	(1,639,916)	—

Total	$(4,635,463)	$(2,485,809)	$(2,149,654)	$—

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for year ended January 31, 2021 is not presented.

Hartford AARP Balanced Retirement Fund

Schedule of Investments
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 11.6%
	Commercial Mortgage-Backed Securities - 3.3%
	BAMLL Commercial Mortgage Securities Trust
$ 165,000	2.88%, 11/15/2030, 1 mo. USD LIBOR + 2.750%(1)(2)	$165,745
	Bank of America Commercial Mortgage Trust
1,748,198	1.79%, 03/15/2063(3)(4)	249,235
	Benchmark Mortgage Trust
942,507	0.52%, 07/15/2051(3)(4)	26,222
3,186,246	1.23%, 03/15/2062(3)(4)	256,039
99,957	1.79%, 07/15/2053(3)(4)	11,842
90,000	3.21%, 09/15/2053	95,060
	BFLD Trust
40,000	2.18%, 11/15/2028, 1 mo. USD LIBOR + 2.050%(1)(2)	40,500
	BX Commercial Mortgage Trust
170,874	1.58%, 10/15/2036, 1 mo. USD LIBOR + 1.450%(1)(2)	171,185
100,000	1.68%, 11/15/2032, 1 mo. USD LIBOR + 1.550%(1)(2)	100,376
142,395	2.13%, 10/15/2036, 1 mo. USD LIBOR + 2.000%(1)(2)	142,651
	CD Mortgage Trust
2,928,580	1.01%, 02/10/2050(3)(4)	139,924
	Commercial Mortgage Trust
100,000	1.03%, 10/15/2034, 1 mo. USD LIBOR + 0.900%(1)(2)	100,186
	CSMC Trust
200,000	3.65%, 11/13/2039(1)(3)	163,657
	DBGS Mortgage Trust
1,589,213	0.20%, 10/15/2051(3)(4)	21,833
	DBJPM Mortgage Trust
1,762,652	1.47%, 08/10/2049(3)(4)	115,846
1,851,950	1.71%, 09/15/2053(3)(4)	199,554
	Hudson Yards Mortgage Trust
210,000	3.44%, 07/10/2039(1)(3)	227,366
	JP Morgan Chase Commercial Mortgage Securities Trust
15,000	2.81%, 01/16/2037(1)	15,589
	JPMDB Commercial Mortgage Securities Trust
2,949,664	0.64%, 06/15/2051(3)(4)	97,235
	Morgan Stanley Capital Trust
986,154	0.83%, 07/15/2051(3)(4)	46,583
305,449	1.42%, 06/15/2050(3)(4)	18,149
136,000	1.53%, 11/15/2034, 1 mo. USD LIBOR + 1.400%(1)(2)	136,366
	One Market Plaza Trust
255,000	4.15%, 02/10/2032(1)	260,584
	SG Commercial Mortgage Securities Trust
60,000	2.63%, 03/15/2037(1)	62,682
	Wells Fargo Commercial Mortgage Trust
15,000	4.15%, 05/15/2048(3)	14,980
	Wells Fargo N.A.
950,289	0.51%, 08/15/2061(3)(4)	26,779
2,940,653	0.90%, 05/15/2062(3)(4)	188,810
2,747,403	0.96%, 08/15/2061(3)(4)	191,136
2,674,313	1.24%, 03/15/2063(3)(4)	242,251
65,000	2.34%, 03/15/2063	65,691

		3,594,056

	Other Asset-Backed Securities - 6.3%
	AMMC CLO Ltd.
250,000	1.83%, 05/26/2031, 3 mo. USD LIBOR + 1.600%(1)(2)	249,860
250,000	2.04%, 10/16/2028, 3 mo. USD LIBOR + 1.800%(1)(2)	250,146
	Bain Capital Credit CLO Ltd.
250,000	2.22%, 01/15/2029, 3 mo. USD LIBOR + 2.000%(1)(2)	250,027
250,000	2.79%, 01/15/2029, 3 mo. USD LIBOR + 2.550%(1)(2)	250,491
250,000	2.86%, 10/23/2032, 3 mo. USD LIBOR + 2.600%(1)(2)	251,116
	Carlyle Global Market Strategies CLO Ltd.
250,000	2.02%, 04/17/2031, 3 mo. USD LIBOR + 1.800%(1)(2)	245,321
	CIFC Funding Ltd.
250,000	2.67%, 04/23/2029, 3 mo. USD LIBOR + 2.450%(1)(2)	250,124

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Citigroup Mortgage Loan Trust
$ 92,709	3.23%, 11/25/2070(1)(5)	$93,199
	Domino’s Pizza Master Issuer LLC
48,500	3.08%, 07/25/2047(1)	48,758
146,625	4.12%, 07/25/2048(1)	154,060
	Dryden 80 CLO Ltd.
250,000	2.12%, 01/17/2033, 3 mo. USD LIBOR + 1.900%(1)(2)	251,119
	FirstKey Homes Trust
120,000	1.67%, 10/19/2037(1)	119,978
	LCM XXIII Ltd.
250,000	3.52%, 10/20/2029, 3 mo. USD LIBOR + 3.300%(1)(2)	243,101
	Madison Park Funding Ltd.
250,000	1.91%, 01/23/2031, 3 mo. USD LIBOR + 1.700%(1)(2)	250,081
250,000	1.92%, 10/22/2030, 3 mo. USD LIBOR + 1.700%(1)(2)	250,091
250,000	2.09%, 01/15/2033, 3 mo. USD LIBOR + 1.850%(1)(2)	251,095
280,000	2.74%, 04/15/2029, 3 mo. USD LIBOR + 2.500%(1)(2)	269,142
	Mill City Mortgage Loan Trust
41,928	2.75%, 01/25/2061(1)(3)	43,018
65,818	3.50%, 08/25/2058(1)(3)	69,844
	Niagara Park Clo Ltd.
250,000	2.02%, 07/17/2032, 3 mo. USD LIBOR + 1.800%(1)(2)	250,588
	Octagon Investment Partners Ltd.
250,000	1.97%, 07/25/2030, 3 mo. USD LIBOR + 1.750%(1)(2)	249,375
250,000	2.33%, 07/20/2030, 3 mo. USD LIBOR + 2.050%(1)(2)	250,027
250,000	2.62%, 07/20/2030, 3 mo. USD LIBOR + 2.400%(1)(2)	250,139
275,000	2.78%, 10/20/2031, 3 mo. USD LIBOR + 2.550%(1)(2)	276,225
250,000	4.23%, 10/20/2031, 3 mo. USD LIBOR + 4.000%(1)(2)	249,787
	OHA Loan Funding Ltd.
250,000	2.12%, 11/15/2032, 3 mo. USD LIBOR + 1.900%(1)(2)	250,637
	Race Point CLO Ltd.
250,000	2.27%, 02/20/2030, 3 mo. USD LIBOR + 2.050%(1)(2)	244,899
	RR 7 Ltd.
250,000	2.24%, 01/15/2033, 3 mo. USD LIBOR + 2.000%(1)(2)	250,996
	Shackleton CLO Ltd.
250,000	1.95%, 07/17/2028, 3 mo. USD LIBOR + 1.730%(1)(2)	250,227
	Stack Infrastructure Issuer LLC
30,000	1.89%, 08/25/2045(1)	30,338
	Stratus CLO Ltd.
250,000	3.92%, 10/15/2028, 3 mo. USD LIBOR + 3.650%(1)(2)	251,053
	Towd Point Mortgage Trust
33,502	2.75%, 10/25/2056(1)(3)	34,124
79,137	2.90%, 10/25/2059(1)(3)	83,398
884	3.00%, 11/25/2057(1)(3)	884
	Vantage Data Centers Issuer LLC
130,000	1.65%, 09/15/2045(1)	130,489
24,640	3.19%, 07/15/2044(1)	25,839

		6,869,596

	Whole Loan Collateral CMO - 2.0%
	Angel Oak Mortgage Trust
42,329	2.59%, 10/25/2049(1)(3)	42,888
	Angel Oak Mortgage Trust I LLC
17,827	3.65%, 09/25/2048(1)(3)	18,077
	Arroyo Mortgage Trust
61,953	2.96%, 10/25/2048(1)(3)	64,039
	Bunker Hill Loan Depositary Trust
30,316	2.88%, 07/25/2049(1)(5)	31,399
	Fannie Mae Connecticut Avenue Securities
83,604	2.33%, 01/25/2030, 1 mo. USD LIBOR + 2.200%(2)	84,096
117,868	3.13%, 10/25/2029, 1 mo. USD LIBOR + 3.000%(2)	120,192
27,313	5.13%, 11/25/2024, 1 mo. USD LIBOR + 5.000%(2)	27,870
32,632	5.68%, 04/25/2028, 1 mo. USD LIBOR + 5.550%(2)	34,311
	GCAT LLC
55,768	2.99%, 02/25/2059(1)(5)	56,335

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	GCAT Trust
$ 78,728	2.65%, 10/25/2068(1)(3)	$81,291
	GS Mortgage-Backed Securities Corp. Trust
100,000	2.80%, 06/25/2051(1)(3)	101,269
459,131	2.84%, 05/25/2051(1)(3)	449,380
	GS Mortgage-Backed Securities Trust
198,952	3.43%, 03/27/2051(3)	195,972
	JP Morgan Mortgage Trust
326,136	4.22%, 11/25/2050(1)(3)	350,745
	Mill City Mortgage Loan Trust
74,607	3.25%, 10/25/2069(1)(3)	78,960
	New Residential Mortgage Loan Trust
54,530	3.25%, 09/25/2056(1)(3)	57,723
61,275	3.50%, 12/25/2057(1)(3)	64,447
49,940	3.60%, 04/25/2049(1)(3)	50,448
45,203	3.75%, 11/25/2056(1)(3)	48,375
	Seasoned Credit Risk Transfer Trust
28,973	2.50%, 08/25/2059	30,462
9,462	3.50%, 10/25/2058	10,443
	Verus Securitization Trust
61,367	3.14%, 11/25/2059(1)(3)	63,395
	Wells Fargo Mortgage Backed Securities Trust
152,117	3.00%, 07/25/2050(1)(3)	154,974

		2,217,091

	Total Asset & Commercial Mortgage-Backed Securities (cost $12,510,906)	$12,680,743

Corporate Bonds - 20.6%
	Advertising - 0.1%
	Lamar Media Corp.
125,000	4.88%, 01/15/2029	132,500

	Aerospace/Defense - 0.6%
	Boeing Co.
10,000	3.25%, 02/01/2035	9,973
160,000	5.04%, 05/01/2027	186,252
	Moog, Inc.
130,000	4.25%, 12/15/2027(1)	134,875
	Northrop Grumman Corp.
100,000	4.75%, 06/01/2043	129,829
	TransDigm, Inc.
20,000	6.25%, 03/15/2026(1)	21,093
	United Technologies Corp.
25,000	4.45%, 11/16/2038	30,561
75,000	5.70%, 04/15/2040	106,008

		618,591

	Agriculture - 0.3%
	Altria Group, Inc.
10,000	3.40%, 05/06/2030	10,968
35,000	3.88%, 09/16/2046	36,387
90,000	4.80%, 02/14/2029	106,828
	BAT Capital Corp.
130,000	4.91%, 04/02/2030	153,650

		307,833

	Apparel - 0.2%
	Hanesbrands, Inc.
125,000	4.63%, 05/15/2024(1)	131,925
	William Carter Co.
125,000	5.50%, 05/15/2025(1)	132,969

		264,894

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Auto Manufacturers - 0.2%
	General Motors Co.
$ 5,000	6.13%, 10/01/2025	$6,027
120,000	6.75%, 04/01/2046	172,900

		178,927

	Auto Parts & Equipment - 0.4%
	Adient US LLC
115,000	9.00%, 04/15/2025(1)	128,656
	Clarios Global L.P. / Clarios US Finance Co.
125,000	6.25%, 05/15/2026(1)	133,124
	Dana, Inc.
125,000	5.63%, 06/15/2028	133,281

		395,061

	Beverages - 0.4%
	Anheuser-Busch InBev Worldwide, Inc.
93,000	3.75%, 07/15/2042	102,486
	Coca-Cola Femsa S.A.B. de C.V.
155,000	1.85%, 09/01/2032	154,178
	Constellation Brands, Inc.
100,000	2.88%, 05/01/2030	107,495
30,000	3.60%, 02/15/2028	33,986

		398,145

	Biotechnology - 0.2%
	Amgen, Inc.
51,000	2.77%, 09/01/2053(1)	48,896
38,000	5.15%, 11/15/2041	51,376
	Emergent BioSolutions, Inc.
100,000	3.88%, 08/15/2028(1)	102,654
	Royalty Pharma plc
5,000	1.75%, 09/02/2027(1)	5,098

		208,024

	Chemicals - 1.2%
	Dow Chemical Co.
5,000	4.80%, 05/15/2049	6,368
	DuPont de Nemours, Inc.
115,000	5.32%, 11/15/2038	152,604
	Huntsman International LLC
145,000	4.50%, 05/01/2029	166,777
	NOVA Chemicals Corp.
130,000	5.25%, 08/01/2023(1)	130,325
	Nutrien Ltd.
135,000	2.95%, 05/13/2030	147,152
10,000	3.95%, 05/13/2050	11,708
	Rohm and Haas Co.
105,000	7.85%, 07/15/2029	147,228
	Sherwin-Williams Co.
10,000	3.30%, 05/15/2050	10,846
85,000	4.50%, 06/01/2047	108,323
	Tronox, Inc.
125,000	6.50%, 05/01/2025(1)	134,063
	Westlake Chemical Corp.
145,000	3.60%, 08/15/2026	161,996
	Yara International ASA
145,000	3.15%, 06/04/2030(1)	155,351

		1,332,741

	Commercial Banks - 0.6%
	Bank of America Corp.
250,000	6.11%, 01/29/2037	352,330

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Citigroup, Inc.
$ 60,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(6)	$69,271

	Wells Fargo & Co.
20,000	4.75%, 12/07/2046	25,286
180,000	4.90%, 11/17/2045	229,355

		676,242

	Commercial Services - 0.4%
	Equifax, Inc.
5,000	3.10%, 05/15/2030	5,461
	ERAC USA Finance LLC
10,000	7.00%, 10/15/2037(1)	15,347
	Gartner, Inc.
15,000	3.75%, 10/01/2030(1)	15,469
	Global Payments, Inc.
15,000	2.90%, 05/15/2030	16,038
10,000	3.20%, 08/15/2029	10,922
	Jaguar Holding Co.
125,000	5.00%, 06/15/2028(1)	132,812
	Service Corp. International
125,000	4.63%, 12/15/2027	133,244
	United Rentals North America, Inc.
120,000	5.25%, 01/15/2030	132,900

		462,193

	Construction Materials - 0.6%
	Boise Cascade Co.
55,000	4.88%, 07/01/2030(1)	59,744
	Builders FirstSource, Inc.
120,000	6.75%, 06/01/2027(1)	129,150
	Carrier Global Corp.
10,000	2.70%, 02/15/2031	10,563
100,000	2.72%, 02/15/2030	105,681
	Jeld-Wen, Inc.
130,000	4.88%, 12/15/2027(1)	136,500
	Norbord, Inc.
125,000	5.75%, 07/15/2027(1)	134,453
	Standard Industries, Inc.
125,000	4.75%, 01/15/2028(1)	131,756

		707,847

	Distribution/Wholesale - 0.1%
	American Builders & Contractors Supply Co., Inc.
125,000	4.00%, 01/15/2028(1)	128,906

	Diversified Financial Services - 0.1%
	Brookfield Finance LLC
100,000	3.45%, 04/15/2050	103,162
	Genworth Mortgage Holdings, Inc.
40,000	6.50%, 08/15/2025(1)	42,650

		145,812

	Electric - 1.1%
	Ameren Corp.
135,000	3.50%, 01/15/2031	152,840
	CenterPoint Energy, Inc.
130,000	4.25%, 11/01/2028	152,814
	Clearway Energy Operating LLC
120,000	4.75%, 03/15/2028(1)	129,163
	Cleco Corporate Holdings LLC
10,000	3.74%, 05/01/2026	11,122
	Emera U.S. Finance L.P.
85,000	4.75%, 06/15/2046	104,943
	Exelon Corp.
115,000	5.10%, 06/15/2045	150,751

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	FirstEnergy Corp.
$ 5,000	1.60%, 01/15/2026	$4,864
5,000	2.25%, 09/01/2030	4,760
	ITC Holdings Corp.
20,000	2.95%, 05/14/2030(1)	21,711
	NextEra Energy Operating Partners L.P.
120,000	4.50%, 09/15/2027(1)	133,200
	Oglethorpe Power Corp.
30,000	5.05%, 10/01/2048	37,261
	Pacific Gas and Electric Co.
40,000	2.50%, 02/01/2031	39,744
	Puget Energy, Inc.
40,000	3.65%, 05/15/2025	44,096
15,000	4.10%, 06/15/2030	16,972
	Sempra Energy
5,000	4.00%, 02/01/2048	5,702
	Southern Co.
125,000	4.40%, 07/01/2046	150,384

		1,160,327

	Electrical Components & Equipment - 0.1%
	WESCO Distribution, Inc.
120,000	7.25%, 06/15/2028(1)	134,804

	Electronics - 0.3%
	Jabil, Inc.
150,000	3.60%, 01/15/2030	164,685
	Keysight Technologies, Inc.
135,000	4.60%, 04/06/2027	160,644

		325,329

	Entertainment - 0.1%
	WMG Acquisition Corp.
100,000	3.00%, 02/15/2031(1)	96,875

	Food - 0.6%
	Conagra Brands, Inc.
100,000	5.30%, 11/01/2038	131,217
	Kellogg Co.
75,000	4.50%, 04/01/2046	94,666
	Kraft Heinz Foods Co.
100,000	6.50%, 02/09/2040	135,356
	Post Holdings, Inc.
120,000	4.63%, 04/15/2030(1)	124,977
	Sysco Corp.
120,000	6.60%, 04/01/2040	171,814
	TreeHouse Foods, Inc.
25,000	4.00%, 09/01/2028	25,250

		683,280

	Food Service - 0.1%
	Arcos Dorados Holdings, Inc.
100,000	5.88%, 04/04/2027(1)	105,001

	Forest Products & Paper - 0.1%
	Schweitzer-Mauduit International, Inc.
125,000	6.88%, 10/01/2026(1)	132,547

	Gas - 0.1%
	NiSource, Inc.
85,000	5.65%, 02/01/2045	118,700

	Healthcare-Products - 0.4%
	Boston Scientific Corp.
75,000	4.70%, 03/01/2049	98,803
	Hologic, Inc.
125,000	4.63%, 02/01/2028(1)	132,500
	Teleflex, Inc.
125,000	4.25%, 06/01/2028(1)	131,381

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Zimmer Biomet Holdings, Inc.
$ 110,000	3.55%, 03/20/2030	$123,227

		485,911

	Healthcare-Services - 0.6%
	Charles River Laboratories International, Inc.
125,000	4.25%, 05/01/2028(1)	131,563
	CommonSpirit Health
95,000	1.55%, 10/01/2025	97,241
	HCA, Inc.
120,000	5.13%, 06/15/2039	149,216
115,000	5.88%, 02/01/2029	136,976
	Tenet Healthcare Corp.
125,000	4.63%, 09/01/2024(1)	128,281

		643,277

	Home Builders - 0.4%
	Lennar Corp.
20,000	4.75%, 11/29/2027	23,637
	M/I Homes, Inc.
130,000	4.95%, 02/01/2028	136,923
	Taylor Morrison Communities, Inc.
120,000	5.88%, 06/15/2027(1)	135,566
	Toll Brothers Finance Corp.
120,000	4.35%, 02/15/2028	133,200

		429,326

	Insurance - 0.7%
	American International Group, Inc.
110,000	6.25%, 05/01/2036	158,603
	AXA Equitable Holdings, Inc.
85,000	5.00%, 04/20/2048	109,086
	Globe Life, Inc.
135,000	4.55%, 09/15/2028	161,397
	Radian Group, Inc.
125,000	6.63%, 03/15/2025	140,959
	Unum Group
100,000	5.75%, 08/15/2042	124,262
	Willis North America, Inc.
20,000	2.95%, 09/15/2029	21,555

		715,862

	Internet - 0.1%
	Go Daddy Operating Co. LLC / GD Finance Co., Inc.
125,000	5.25%, 12/01/2027(1)	131,692

	Iron/Steel - 0.2%
	Steel Dynamics, Inc.
145,000	3.25%, 01/15/2031	159,364
	Vale Overseas Ltd.
25,000	3.75%, 07/08/2030	27,403

		186,767

	IT Services - 0.2%
	Leidos, Inc.
125,000	4.38%, 05/15/2030(1)	147,855
	Presidio Holdings, Inc.
49,000	4.88%, 02/01/2027(1)	51,562
20,000	8.25%, 02/01/2028(1)	22,150

		221,567

	Leisure Time - 0.0%
	Carnival Corp.
31,000	11.50%, 04/01/2023(1)	35,185

	Lodging - 0.2%
	Boyd Gaming Corp.
35,000	8.63%, 06/01/2025(1)	38,675

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Hilton Domestic Operating Co., Inc.
$ 125,000	5.38%, 05/01/2025(1)	$131,906

		170,581

	Machinery-Diversified - 0.3%
	Stevens Holding Co., Inc.
120,000	6.13%, 10/01/2026(1)	130,752
	Westinghouse Air Brake Technologies Corp.
155,000	3.20%, 06/15/2025	166,379

		297,131

	Media - 1.3%
	CCO Holdings LLC / CCO Holdings Capital Corp.
125,000	4.75%, 03/01/2030(1)	132,965
	Charter Communications Operating LLC / Charter Communications Operating Capital
110,000	6.48%, 10/23/2045	150,253
	Cox Communications, Inc.
6,000	4.50%, 06/30/2043(1)	7,261
65,000	4.60%, 08/15/2047(1)	81,284
	Discovery Communications LLC
152,000	4.00%, 09/15/2055(1)	163,224
15,000	5.30%, 05/15/2049	19,235
	Fox Corp.
140,000	3.50%, 04/08/2030	157,499
	Gray Television, Inc.
120,000	7.00%, 05/15/2027(1)	131,154
	Sirius XM Radio, Inc.
120,000	5.50%, 07/01/2029(1)	130,838
	TEGNA, Inc.
130,000	4.63%, 03/15/2028(1)	131,787
	ViacomCBS, Inc.
120,000	5.85%, 09/01/2043	162,792
	Ziggo B.V.
150,000	5.50%, 01/15/2027(1)	157,321

		1,425,613

	Office/Business Equipment - 0.1%
	Xerox Holdings Corp.
55,000	5.50%, 08/15/2028(1)	56,702

	Oil & Gas - 1.2%
	Apache Corp.
135,000	4.25%, 01/15/2030	133,313
	Callon Petroleum Co.
90,000	6.25%, 04/15/2023	66,825
5,000	6.38%, 07/01/2026	3,100
	Canadian Natural Resources Ltd.
10,000	6.50%, 02/15/2037	13,040
	Centennial Resource Production LLC
145,000	5.38%, 01/15/2026(1)	121,800
	Diamondback Energy, Inc.
160,000	3.50%, 12/01/2029	169,880
5,000	4.75%, 05/31/2025	5,654
	EQT Corp.
140,000	3.90%, 10/01/2027	145,425
	Hess Corp.
135,000	5.60%, 02/15/2041	159,565
5,000	7.30%, 08/15/2031	6,526
	Matador Resources Co.
80,000	5.88%, 09/15/2026	76,400
	Valero Energy Corp.
135,000	4.00%, 04/01/2029	149,191
	Viper Energy Partners L.P.
85,000	5.38%, 11/01/2027(1)	89,250

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	WPX Energy, Inc.
$ 140,000	4.50%, 01/15/2030	$148,330

		1,288,299

	Packaging & Containers - 0.5%
	Berry Global, Inc.
125,000	5.63%, 07/15/2027(1)	132,969
	Crown Cork & Seal Co., Inc.
110,000	7.38%, 12/15/2026	133,650
	Graphic Packaging International LLC
70,000	3.50%, 03/01/2029(1)	71,663
	Owens-Brockway Glass Container, Inc.
120,000	6.63%, 05/13/2027(1)	130,011
	Silgan Holdings, Inc.
125,000	4.13%, 02/01/2028	129,687

		597,980

	Pharmaceuticals - 0.8%
	AbbVie, Inc.
5,000	4.55%, 03/15/2035	6,154
115,000	4.75%, 03/15/2045	145,702
	Bausch Health Cos., Inc.
120,000	5.75%, 08/15/2027(1)	129,150
	Becton Dickinson and Co.
125,000	2.82%, 05/20/2030	134,925
	CVS Health Corp.
100,000	3.75%, 04/01/2030	114,439
35,000	5.13%, 07/20/2045	45,654
	Upjohn, Inc.
140,000	2.70%, 06/22/2030(1)	146,939
	Zoetis, Inc.
100,000	4.70%, 02/01/2043	132,425

		855,388

	Pipelines - 1.4%
	Cheniere Corpus Christi Holdings LLC
140,000	5.13%, 06/30/2027	165,901
	Cheniere Energy Partners L.P.
125,000	4.50%, 10/01/2029	134,002
	Energy Transfer Operating L.P.
125,000	5.25%, 04/15/2029	144,063
	EnLink Midstream LLC
40,000	5.38%, 06/01/2029	38,200
	EnLink Midstream Partners L.P.
60,000	4.85%, 07/15/2026	58,262
	MPLX L.P.
20,000	4.00%, 03/15/2028	22,747
15,000	4.13%, 03/01/2027	17,101
90,000	4.80%, 02/15/2029	106,601
5,000	5.20%, 03/01/2047	5,932
5,000	5.20%, 12/01/2047	5,807
5,000	5.50%, 02/15/2049	6,227
	ONEOK, Inc.
5,000	4.00%, 07/13/2027	5,547
110,000	4.35%, 03/15/2029	123,511
10,000	5.85%, 01/15/2026	11,932
	Rattler Midstream L.P.
125,000	5.63%, 07/15/2025(1)	130,938
	Sunoco Logistics Partners Operations L.P.
10,000	5.30%, 04/01/2044	10,549
10,000	5.35%, 05/15/2045	10,612
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
125,000	6.50%, 07/15/2027	134,375
	Tennessee Gas Pipeline Co. LLC
150,000	2.90%, 03/01/2030(1)	156,595

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	TransCanada PipeLines Ltd.
$ 25,000	4.75%, 05/15/2038	$30,510
	Williams Cos., Inc.
145,000	3.75%, 06/15/2027	164,456

		1,483,868

	Real Estate - 0.1%
	Crown Castle International Corp.
140,000	3.30%, 07/01/2030	153,367

	Real Estate Investment Trusts - 0.9%
	American Tower Corp.
135,000	3.80%, 08/15/2029	153,151
	Brixmor Operating Partnership L.P.
150,000	4.05%, 07/01/2030	169,566
	Equinix, Inc.
155,000	2.15%, 07/15/2030	154,573
	GLP Capital L.P. / GLP Financing II, Inc.
140,000	5.75%, 06/01/2028	166,434
	SBA Tower Trust
25,000	2.84%, 01/15/2050(1)	26,784
	VEREIT Operating Partnership L.P.
5,000	3.40%, 01/15/2028	5,496
140,000	3.95%, 08/15/2027	159,295
	VICI Properties L.P. / VICI Note Co., Inc.
125,000	4.63%, 12/01/2029(1)	132,813

		968,112

	Retail - 1.3%
	1011778 BC ULC / New Red Finance, Inc.
125,000	4.38%, 01/15/2028(1)	127,500
	Alimentation Couche-Tard, Inc.
140,000	2.95%, 01/25/2030(1)	150,113
5,000	3.80%, 01/25/2050(1)	5,590
	Dollar General Corp.
135,000	3.50%, 04/03/2030	153,062
	FirstCash, Inc.
35,000	4.63%, 09/01/2028(1)	36,279
	Group 1 Automotive, Inc.
90,000	4.00%, 08/15/2028(1)	92,138
	L Brands, Inc.
120,000	6.88%, 07/01/2025(1)	130,673
	Lowe’s Cos., Inc.
10,000	3.70%, 04/15/2046	11,329
100,000	4.38%, 09/15/2045	123,542
	McDonald’s Corp.
15,000	3.63%, 09/01/2049	16,858
7,000	3.70%, 02/15/2042	7,955
15,000	4.20%, 04/01/2050	18,395
65,000	4.45%, 09/01/2048	81,597
	O’Reilly Automotive, Inc.
130,000	4.20%, 04/01/2030	153,731
	Starbucks Corp.
100,000	4.45%, 08/15/2049	125,638
	Suburban Propane Partners L.P. / Suburban Energy Finance Corp.
125,000	5.88%, 03/01/2027	130,312
	Yum! Brands, Inc.
35,000	4.75%, 01/15/2030(1)	37,569
35,000	7.75%, 04/01/2025(1)	38,416

		1,440,697

	Semiconductors - 0.4%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
40,000	3.88%, 01/15/2027	44,652
	Broadcom, Inc.
25,000	4.30%, 11/15/2032	28,835

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$ 65,000	5.00%, 04/15/2030	$77,400
	Microchip Technology, Inc.
20,000	2.67%, 09/01/2023(1)	20,929
	Micron Technology, Inc.
124,000	5.33%, 02/06/2029	153,020
	NXP B.V. / NXP Funding LLC / NXP USA, Inc.
5,000	3.15%, 05/01/2027(1)	5,499
100,000	4.30%, 06/18/2029(1)	116,593

		446,928

	Software - 0.4%
	Black Knight InfoServ LLC
35,000	3.63%, 09/01/2028(1)	35,418
	Dun & Bradstreet Corp.
12,000	10.25%, 02/15/2027(1)	13,410
	Fair Isaac Corp.
115,000	5.25%, 05/15/2026(1)	129,950
	MSCI, Inc.
20,000	3.88%, 02/15/2031(1)	21,353
	PTC, Inc.
125,000	4.00%, 02/15/2028(1)	130,000
	SS&C Technologies, Inc.
120,000	5.50%, 09/30/2027(1)	127,225

		457,356

	Telecommunications - 1.0%
	AT&T, Inc.
40,000	3.50%, 02/01/2061	37,850
35,000	4.35%, 06/15/2045	39,299
10,000	4.50%, 03/09/2048	11,413
	Deutsche Telekom International Finance B.V.
100,000	8.75%, 06/15/2030	155,476
	Motorola Solutions, Inc.
160,000	2.30%, 11/15/2030	160,217
	Nokia Oyj
160,000	6.63%, 05/15/2039	209,643
	Sprint Capital Corp.
100,000	6.88%, 11/15/2028	128,643
	T-Mobile USA, Inc.
50,000	2.88%, 02/15/2031	50,463
105,000	4.38%, 04/15/2040(1)	122,958
3,000	4.50%, 04/15/2050(1)	3,535
	Verizon Communications, Inc.
5,000	4.00%, 03/22/2050	5,759
65,000	4.13%, 08/15/2046	76,088
	Vodafone Group plc
5,000	4.25%, 09/17/2050	5,917
6,000	4.38%, 02/19/2043	7,170
100,000	5.25%, 05/30/2048	133,784

		1,148,215

	Transportation - 0.2%
	FedEx Corp.
120,000	5.10%, 01/15/2044	155,078
	Union Pacific Corp.
120,000	2.97%, 09/16/2062(1)	118,743

		273,821

	Total Corporate Bonds (cost $22,447,553)	$22,628,224

Municipal Bonds - 0.4%
	Airport - 0.0%
	Chicago, IL, O’Hare International Airport
25,000	3.01%, 01/01/2038	$26,500

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Development - 0.0%
	New York City Industrial Dev Agency,(AGM Insured)
$ 15,000	3.19%, 03/01/2040	$15,732

	General - 0.1%
	Dist of Columbia Rev
80,000	3.43%, 04/01/2042	86,631
	Philadelphia, PA, Auth for Industrial Dev,(NATL Insured)
40,000	6.55%, 10/15/2028	51,279

		137,910

	Transportation - 0.3%
	Chicago, IL, Transit Auth
235,000	3.40%, 12/01/2032	256,488
	Metropolitan Transportation Auth, NY, Rev
30,000	5.18%, 11/15/2049	39,886

		296,374

	Total Municipal Bonds (cost $434,701)	$476,516

U.S. Government Agencies - 4.4%
	FHLMC - 0.7%
$ 4,277,893	0.07%, 10/25/2026(3)(4)	$21,986
1,386,715	0.26%, 11/25/2023(3)(4)	8,681
741,881	0.61%, 03/25/2027(3)(4)	25,316
2,128,732	1.12%, 06/25/2030(3)(4)	197,817
119,845	1.13%, 01/25/2030(3)(4)	10,598
550,523	1.33%, 06/25/2030(3)(4)	60,183
1,790,000	1.38%, 06/25/2030(3)(4)	198,306
1,054,506	1.43%, 07/25/2030(3)(4)	121,821
17,063	1.50%, 10/15/2042	17,123
22,500	1.70%, 10/15/2039	22,832
11,048	2.00%, 07/15/2031	11,386
19,803	2.00%, 09/15/2031	20,389
39,597	2.50%, 12/15/2042	41,325

		757,763

	FNMA - 1.8%
$ 368,227	1.21%, 06/25/2034(3)(4)	$36,985
26,775	1.50%, 08/25/2041	27,295
38,884	1.50%, 06/25/2042	39,640
10,683	1.50%, 11/25/2042	10,706
21,295	1.70%, 06/25/2043	21,633
22,854	1.75%, 01/25/2040	23,137
20,555	2.00%, 06/25/2043	21,045
36,259	2.50%, 09/25/2049	38,136
18,255	2.50%, 03/25/2053	18,903
450,000	3.50%, 08/25/2048	499,929
71,813	3.50%, 04/25/2053	74,127
425,000	4.00%, 01/25/2042	497,045
450,000	4.00%, 06/25/2042	520,157
130,669	4.00%, 08/01/2049	140,086

		1,968,824

	GNMA - 1.9%
$ 30,717	1.50%, 04/16/2040	$31,028
18,177	1.70%, 10/20/2045	18,400
500,000	3.00%, 09/20/2045	526,487
480,000	3.00%, 04/20/2046	505,666
500,000	3.00%, 08/20/2047	531,493
450,000	3.50%, 02/20/2049	507,668

		2,120,742

	Total U.S. Government Agencies (cost $4,880,487)	$4,847,329

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. Government Securities - 4.1%
	U.S. Treasury Securities - 4.1%
	U.S. Treasury Bonds - 3.0%
$ 140,000	3.13%, 08/15/2044(7)	$177,461
40,000	3.13%, 05/15/2048	51,403
640,000	3.63%, 08/15/2043	870,700
1,360,000	3.63%, 02/15/2044	1,853,956
260,000	3.75%, 11/15/2043	360,385

		3,313,905

	U.S. Treasury Notes - 1.1%
345,000	2.13%, 05/15/2025	371,104
780,000	2.88%, 11/15/2021	796,941

		1,168,045

	Total U.S. Government Securities (cost $4,525,797)	$4,481,950

Common Stocks - 33.4%
	Banks - 1.1%
9,896	Bank of Nova Scotia	527,358
4,654	PNC Financial Services Group, Inc.	667,942

		1,195,300

	Capital Goods - 2.8%
452	AGCO Corp.	50,127
14,544	Assa Abloy AB Class B	359,699
51,460	BAE Systems plc	324,698
640	Deere & Co.	184,832
4,849	Fortive Corp.	320,422
6,570	Kubota Corp.	144,350
1,417	Lockheed Martin Corp.	456,019
2,741	Otis Worldwide Corp.	177,206
5,482	Raytheon Technologies Corp.	365,814
7,166	Vinci S.A.	664,490

		3,047,657

	Commercial & Professional Services - 0.3%
8,104	Experian plc	283,256

	Consumer Durables & Apparel - 0.6%
179	Berkeley Group Holdings plc	10,237
21,851	Glenveagh Properties plc*(1)	22,328
995	Kaufman & Broad S.A.	45,584
4,733	NIKE, Inc. Class B	632,281

		710,430

	Consumer Services - 1.4%
509	Caesars Entertainment, Inc.*	35,829
33,831	Compass Group plc*	604,315
503	Hyatt Hotels Corp. Class A	33,027
4,015	McDonald’s Corp.	834,478
5,481	Melia Hotels International S.A.*	35,843
149	Oriental Land Co., Ltd.	23,320
90	Vail Resorts, Inc.	23,936

		1,590,748

	Diversified Financials - 0.0%
1,086	Brookfield Asset Management, Inc. Class A	42,180

	Energy - 1.9%
44,900	Ascent Resources - Marcellus LLC Class A*(8)(9)	23,797
37,074	BP plc	137,765
3,352	ConocoPhillips	134,164
2,764	Enbridge, Inc.(10)	92,858
1,141	EOG Resources, Inc.	58,145
5,087	Equinor ASA	91,165
4,385	Galp Energia SGPS S.A.	44,013
1,184	Hess Corp.	63,912

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
1,320	LUKOIL PJSC ADR	$93,422
2,950	Marathon Petroleum Corp.	127,322
15,050	Petroleo Brasileiro S.A.	75,176
940	Pioneer Natural Resources Co.	113,646
10,772	Royal Dutch Shell plc Class A	199,328
408	Royal Dutch Shell plc Class B	7,111
1,478	TC Energy Corp.	63,350
5,265	Tenaris S.A.	40,780
16,809	Total SE	708,472
2,461	Williams Cos., Inc.	52,247

		2,126,673

	Food, Beverage & Tobacco - 3.6%
2,858	Archer-Daniels-Midland Co.	142,929
23,926	Astra Agro Lestari Tbk PT	18,977
366	Beyond Meat, Inc.*	65,177
854	Bunge Ltd.	55,886
508	Cal-Maine Foods, Inc.*	19,477
10,115	Coca-Cola Co.	487,037
954	Darling Ingredients, Inc.*	59,158
18,810	Diageo plc	755,168
1,959	Glanbia plc	24,172
163,435	Golden Agri-Resources Ltd.	22,203
6,807	Heineken N.V.	709,919
431	Ingredion, Inc.	32,528
39,532	IOI Corp. Bhd	41,225
6,486	Kuala Lumpur Kepong Bhd	37,186
844	Lamb Weston Holdings, Inc.	63,047
4,934	Nestle S.A.	553,084
633	NH Foods Ltd.	27,126
3,663	PepsiCo., Inc.	500,256
1,534	Pilgrim’s Pride Corp.*	29,729
656	Prima Meat Packers Ltd.	20,484
144	Sanderson Farms, Inc.	19,611
3,105	Tate & Lyle plc	29,245
1,391	Tiger Brands Ltd.	18,325
1,264	Tyson Foods, Inc. Class A	81,288
28,878	Wilmar International Ltd.	114,297

		3,927,534

	Health Care Equipment & Services - 2.9%
7,461	Baxter International, Inc.	573,229
13,252	Koninklijke Philips N.V.*	722,355
6,359	Medtronic plc	707,947
2,809	Sysmex Corp.	327,704
2,701	UnitedHealth Group, Inc.	901,000

		3,232,235

	Household & Personal Products - 1.9%
8,469	Colgate-Palmolive Co.	660,582
5,508	Procter & Gamble Co.	706,181
8,262	Reckitt Benckiser Group plc	700,439

		2,067,202

	Insurance - 1.7%
68,822	AIA Group Ltd.	829,769
19,080	AXA S.A.	422,705
4,095	Chubb Ltd.	596,519

		1,848,993

	Materials -4.2%
2,421	Anglo American plc	79,635
9,358	Barrick Gold Corp.	209,004
10,472	BHP Group plc	286,989
2,355	BlueScope Steel Ltd.	29,567
67,978	Centamin plc	106,389

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
15,984	Centerra Gold, Inc.	$165,621
1,335	CF Industries Holdings, Inc.	55,242
3,863	Corteva, Inc.	153,979
16,149	Dundee Precious Metals, Inc.	102,672
7,023	Eldorado Gold Corp.*	78,811
9,882	Endeavour Mining Corp.	209,889
4,791	Evraz plc	32,758
732	FMC Corp.	79,268
4,236	Fortescue Metals Group Ltd.	69,774
9,977	Grupo Mexico S.A.B. de C.V. Class B	43,059
31,754	Hochschild Mining plc	99,775
25,547	IAMGOLD Corp.*	86,705
10,121	Israel Chemicals Ltd.	53,845
17,641	Kinross Gold Corp.	123,194
74	Korea Zinc Co., Ltd.	26,701
4,825	Koza Altin Isletmeleri A.S.*	75,715
670	Kumba Iron Ore Ltd.	26,943
2,706	Linde plc	664,052
1,681	MMC Norilsk Nickel PJSC ADR	53,971
2,232	Mosaic Co.	57,943
7,014	Newcrest Mining Ltd.	133,311
2,617	Newmont Corp.	155,973
996	Novolipetsk Steel PJSC GDR	27,703
853	Nucor Corp.	41,567
2,738	Nutrien Ltd.	134,850
138,311	Perseus Mining Ltd.*	122,784
2,387	PhosAgro PJSC GDR	37,352
209	POSCO	45,877
9,850	Pretium Resources, Inc.*	106,299
54,763	Ramelius Resources Ltd.	63,468
39,094	Regis Resources Ltd.	107,458
3,067	Rio Tinto plc	232,684
454	Royal Gold, Inc.	48,524
1,721	Severstal PAO GDR	28,739
14,400	Sibanye Stillwater Ltd.	54,665
18,319	South32 Ltd.	35,331
865	Steel Dynamics, Inc.	29,644
6,471	Torex Gold Resources, Inc.*	85,217
15,394	Vedanta Ltd.	33,828
1,712	Yara International ASA	79,608

		4,576,383

	Pharmaceuticals, Biotechnology & Life Sciences - 3.1%
7,915	AstraZeneca plc ADR	400,499
381	Genus plc	25,593
5,373	Johnson & Johnson	876,497
5,236	Merck & Co., Inc.	403,539
7,231	Novartis AG	654,732
11,227	Pfizer, Inc.	403,049
1,725	Roche Holding AG	595,318

		3,359,227

	Real Estate - 2.4%
451	Alexandria Real Estate Equities, Inc. REIT	75,367
1,489	American Homes 4 Rent Class A, REIT	45,012
1,308	American Tower Corp. REIT	297,387
603	Americold Realty Trust REIT	21,051
5,720	Brixmor Property Group, Inc. REIT	96,840
534	Camden Property Trust REIT	54,548
877	Catena AB	40,841
26,000	CIFI Holdings Group Co., Ltd.	21,312
11,600	Corp. Inmobiliaria Vesta S.A.B. de C.V.	21,871
720	Daiwa House Industry Co., Ltd.	20,413
1,567	Deutsche Wohnen SE	77,545
1,621	Douglas Emmett, Inc. REIT	44,918

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
124	Equinix, Inc. REIT	$91,755
1,267	Fastighets AB Balder Class B*	63,317
3,416	Goodman Group REIT	45,969
2,494	Healthpeak Properties, Inc. REIT	73,947
2,560	Independence Realty Trust, Inc. REIT	33,997
244	Jones Lang LaSalle, Inc. REIT*	35,675
1,085	Katitas Co., Ltd.	32,418
2,105	Kojamo Oyj	44,859
8,739	Link REIT	75,813
23,367	Mirvac Group REIT	42,167
3,500	Mitsui Fudosan Co., Ltd. REIT	71,042
8,800	New World Development Co., Ltd.	40,745
795	PotlatchDeltic Corp. REIT	37,969
1,109	Prologis, Inc. REIT	114,449
2,557	Public Storage REIT	582,024
1,099	Rexford Industrial Realty, Inc. REIT	53,785
305	Ryman Hospitality Properties, Inc. REIT	19,779
2,879	Safestore Holdings plc REIT	31,877
250	Simon Property Group, Inc. REIT	23,232
599	SL Green Realty Corp. REIT	40,420
478	Sun Communities, Inc. REIT	68,416
3,150	Tokyo Tatemono Co., Ltd.	42,527
3,343	UNITE Group plc*	43,845
6,500	UOL Group Ltd.	35,682
2,300	VICI Properties, Inc. REIT	58,144
2,794	Workspace Group plc REIT	27,391

		2,648,349

	Retailing - 0.4%
6,395	TJX Cos., Inc.	409,536
560	Tractor Supply Co.	79,374

		488,910

	Software & Services - 2.5%
2,383	Accenture plc Class A	576,495
2,327	Automatic Data Processing, Inc.	384,234
4,100	Capgemini SE	592,495
3,476	Microsoft Corp.	806,293
1,868	Visa, Inc. Class A	360,991

		2,720,508

	Telecommunication Services - 0.6%
1,369	Cellnex Telecom S.A.(1)	80,201
20,067	KDDI Corp.	589,824

		670,025

	Transportation - 1.1%
7,224	Canadian National Railway Co.	731,693
3,092	United Parcel Service, Inc. Class B	479,260

		1,210,953

	Utilities - 0.9%
162	American Electric Power Co., Inc.	13,107
175	Avangrid, Inc.	8,097
510	CenterPoint Energy, Inc.	10,756
600	China Gas Holdings Ltd.	2,112
311	China Yangtze Power Co., Ltd. GDR*(1)	9,361
289	Duke Energy Corp.	27,166
286	Edison International	16,634
2,550	Enel S.p.A.	25,291
1,292	Engie S.A.*	20,051
430	ENN Energy Holdings Ltd.	6,632
452	Exelon Corp.	18,785
569	FirstEnergy Corp.	17,502
1,818	Iberdrola S.A.	24,615
54,347	National Grid plc	631,278

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
332	NextEra Energy, Inc.	$26,849
129	Pinnacle West Capital Corp.	9,707
4,636	Power Grid Corp. of India Ltd.	11,700
296	RWE AG	12,715
118	Sempra Energy	14,604
341	Southern Co.	20,092
134	UGI Corp.	4,823

		931,877

	Total Common Stocks (cost $30,463,956)	$36,678,440

Preferred Stocks - 0.0%
	Materials - 0.0%
740	Sociedad Quimica y Minera de Chile S.A. Series B	37,478

	Total Preferred Stocks (cost $15,760)	$37,478

Convertible Preferred Stocks - 0.2%
	Consumer Services - 0.2%
1,310	Airbnb, Inc. Series E(8)(9)(11)	232,053

	Total Convertible Preferred Stocks (cost $60,977)	$232,053

Warrants - 0.0%
	Energy - 0.0%
11,625	Ascent Resources - Marcellus LLC Expires 03/30/2023*(8)(9)	116

	Total Warrants (cost $930)	$116

Affiliated Investment Companies - 22.5%
	Domestic Equity Funds - 5.2%
162,400	Hartford Multifactor US Equity ETF	5,708,360

	Total Domestic Equity Funds (cost $5,145,282)	$5,708,360

	International/Global Equity Funds - 9.3%
198,907	Hartford Multifactor Developed Markets (ex-US) ETF	5,609,177
199,454	Hartford Multifactor Emerging Markets ETF	4,601,404

	Total International/Global Equity Funds (cost $9,372,828)	$10,210,581

	Taxable Fixed Income Funds - 8.0%
824,775	The Hartford World Bond Fund, Class F	8,841,590

	Total Taxable Fixed Income Funds (cost $8,852,941)	$8,841,590

	Total Affiliated Investment Companies (cost $23,371,051)	$24,760,531

	Total Long-Term Investments (cost $98,712,118)	$106,823,380

Short-Term Investments - 1.8%
	Repurchase Agreements - 1.7%
1,939,723	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $1,939,726; collateralized by U.S. Treasury Bond at 3.000%, maturing 05/15/2047, with a market value of $1,978,641	1,939,723

	Securities Lending Collateral - 0.1%
49,811	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(12)	49,811
43,110	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(12)	43,110

		92,921

	Total Short-Term Investments (cost $2,032,644)	$2,032,644

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Total Investments Excluding Purchased Options (cost $100,744,762)	99.0%	$108,856,024
Total Purchased Options (cost $906,562)	0.5%	$545,188

Total Investments (cost $101,651,324)	99.5%	$109,401,212
Other Assets and Liabilities	0.5%	532,591

Total Net Assets	100.0%	$109,933,803

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $18,420,619, representing 16.8% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2021. Base lending rates may be subject to a floor or cap.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2021, the market value of securities pledged was $171,123.
(8)	Investment valued using significant unobservable inputs.
(9)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2021, the aggregate fair value of these securities was $255,966, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(10)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(11)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $232,053 or 0.2% of net assets.

Period Acquired	Security Name	Shares/Par Value	Total Cost	Market Value
06/2015	Airbnb, Inc. Series E Convertible Preferred	1,310	$60,977	$232,053
(12)	Current yield as of period end.

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

	Exchange-Traded Option Contracts Outstanding at January 31, 2021
Description	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
iShares MSCI EAFE ETF Option	56.00 USD	06/18/2021	243	USD	24,300	$20,655	$75,561	$(54,906)
iShares MSCI EAFE ETF Option	57.00 USD	09/17/2021	243	USD	24,300	37,786	78,484	(40,698)
iShares MSCI EAFE ETF Option	60.00 USD	12/17/2021	243	USD	24,300	57,591	58,913	(1,322)
iShares MSCI Emerging Markets Option	36.00 USD	06/18/2021	170	USD	17,000	7,480	37,328	(29,848)
iShares MSCI Emerging Markets Option	42.00 USD	12/17/2021	170	USD	17,000	35,190	36,185	(995)
iShares MSCI Emerging Markets Option	40.00 USD	09/17/2021	170	USD	17,000	20,825	50,780	(29,955)
S&P 500 Index Option	2,800.00 USD	06/18/2021	10	USD	1,000	53,400	177,544	(124,144)
S&P 500 Index Option	3,050.00 USD	09/17/2021	10	USD	1,000	125,561	224,804	(99,243)
S&P 500 Index Option	3,150.00 USD	12/17/2021	10	USD	1,000	186,700	166,963	19,737

Total purchased exchange-traded option contracts						$545,188	$906,562	$(361,374)

	Futures Contracts Outstanding at January 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 10-Year Note Future	54	03/22/2021	$7,399,688	$(48,204)

Total futures contracts				$(48,204)

		Foreign Currency Contracts Outstanding at January 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
6,224,036	USD	5,114,000	EUR	CBK	02/26/2021	$14,658	$—
3,969,597	USD	2,900,000	GBP	BCLY	02/26/2021	—	(4,314)
5,212,358	USD	541,000,000	JPY	JPM	02/26/2021	46,320	—
Total Foreign Currency Contracts						$60,978	$(4,314)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CBK	Citibank NA
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Index Abbreviations:
EAFE	Europe, Australasia and Far East
S&P	Standard & Poor’s

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets

Other Abbreviations:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corp.
CD	Certificate of Deposit
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CR	Custody Receipts
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
PAC	Planned Amortization Class
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Rev	Revenue

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage-Backed Securities	$12,680,743	$—	$12,680,743	$—
Corporate Bonds	22,628,224	—	22,628,224	—
Municipal Bonds	476,516	—	476,516	—
U.S. Government Agencies	4,847,329	—	4,847,329	—
U.S. Government Securities	4,481,950	—	4,481,950	—
Common Stocks
Banks	1,195,300	1,195,300	—	—
Capital Goods	3,047,657	1,554,420	1,493,237	—
Commercial & Professional Services	283,256	—	283,256	—
Consumer Durables & Apparel	710,430	654,609	55,821	—
Consumer Services	1,590,748	927,270	663,478	—
Diversified Financials	42,180	42,180	—	—
Energy	2,126,673	780,820	1,322,056	23,797
Food, Beverage & Tobacco	3,927,534	2,284,367	1,643,167	—
Health Care Equipment & Services	3,232,235	2,182,176	1,050,059	—
Household & Personal Products	2,067,202	1,366,763	700,439	—
Insurance	1,848,993	596,519	1,252,474	—
Materials	4,576,383	2,658,456	1,917,927	—
Pharmaceuticals, Biotechnology & Life Sciences	3,359,227	2,083,584	1,275,643	—
Real Estate	2,648,349	1,917,977	730,372	—
Retailing	488,910	488,910	—	—
Software & Services	2,720,508	2,128,013	592,495	—
Telecommunication Services	670,025	—	670,025	—
Transportation	1,210,953	1,210,953	—	—
Utilities	931,877	197,483	734,394	—
Preferred Stocks	37,478	—	37,478	—
Convertible Preferred Stocks	232,053	—	232,053	—
Warrants	116	—	—	116
Affiliated Investment Companies	24,760,531	24,760,531	—	—
Short-Term Investments	2,032,644	92,921	1,939,723	—
Purchased Options	545,188	545,188	—	—
Foreign Currency Contracts(2)	60,978	—	60,978	—

Total	$109,462,190	$47,668,440	$61,769,837	$23,913

Liabilities
Foreign Currency Contracts(2)	$(4,314)	$—	$(4,314)	$—
Futures Contracts(2)	(48,204)	(48,204)	—	—

Total	$(52,518)	$(48,204)	$(4,314)	$—

(1)	For the period ended January 31, 2021, investments valued at $ 258,914 were transferred out of Level 3 due to the expiration of trading restrictions and there were no transfers in to Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended January 31, 2021 is not presented.

The Hartford Capital Appreciation Fund

Schedule of Investments
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.6%
	Automobiles & Components - 0.4%
212,439	Thor Industries, Inc.	$25,707,243

	Banks - 2.0%
1,965,185	Bank of America Corp.	58,267,735
105,848	M&T Bank Corp.	14,021,685
531,877	Western Alliance Bancorp	36,263,374
700,885	Zions Bancorp NA	30,937,064

		139,489,858

	Capital Goods - 7.8%
153,225	3M Co.	26,915,504
208,738	Caterpillar, Inc.	38,165,656
659,519	Colfax Corp.*	24,481,345
363,201	Emerson Electric Co.	28,819,999
211,815	Fortive Corp.	13,996,735
192,703	General Dynamics Corp.	28,265,676
806,800	HF Global, Inc.(1)(2)(3)	15,998,844
1,119,011	Ingersoll Rand, Inc.*	46,819,420
810,422	JELD-WEN Holding, Inc.*	21,062,868
116,251	John Bean Technologies Corp.	13,471,166
407,426	Johnson Controls International plc	20,297,963
535,675	Kennametal, Inc.	20,291,369
208,080	Lockheed Martin Corp.	66,964,306
246,792	Middleby Corp.*	33,494,610
225,960	Northrop Grumman Corp.	64,762,396
305,124	Raytheon Technologies Corp.	20,360,925
464,432	SPX FLOW, Inc.*	24,600,963
586,300	Westinghouse Air Brake Technologies Corp.	43,509,323

		552,279,068

	Commercial & Professional Services - 1.4%
370,455	Clean Harbors, Inc.*	28,695,444
361,376	Copart, Inc.*	39,661,016
31,791	CoStar Group, Inc.*	28,602,681

		96,959,141

	Consumer Durables & Apparel - 4.0%
218,781	Carter’s, Inc.	19,261,479
177,463	Garmin Ltd.	20,383,400
464,386	Lennar Corp. Class A	38,613,696
117,792	Lululemon Athletica, Inc.*	38,715,875
468,827	NIKE, Inc. Class B	62,630,599
4,353	NVR, Inc.*	19,355,527
225,586	Polaris, Inc.	26,319,119
738,279	Steven Madden Ltd.	24,806,174
844,293	Under Armour, Inc. Class A*	14,775,127
1,259,610	Under Armour, Inc. Class C*	18,856,362

		283,717,358

	Consumer Services - 4.9%
625,732	Aramark	21,456,350
203,452	Chegg, Inc.*	19,380,838
767,671	DraftKings, Inc. Class A*	41,538,678
585,934	Las Vegas Sands Corp.	28,177,566
549,144	McDonald’s Corp.	114,134,089
476,963	Penn National Gaming, Inc.*	49,470,602
259,456	Starbucks Corp.	25,117,935
429,897	Wyndham Hotels & Resorts, Inc.	25,007,109
204,311	Yum! Brands, Inc.	20,735,523

		345,018,690

	Diversified Financials - 2.8%
934,930	American Express Co.	108,694,962
605,639	Bank of New York Mellon Corp.	24,122,601
222,199	Blackstone Group, Inc. Class A	14,929,551

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
465,240	Charles Schwab Corp.	$23,978,470
512,016	Voya Financial, Inc.	28,396,407

		200,121,991

	Energy - 0.4%
555,781	Diamondback Energy, Inc.	31,507,225

	Food & Staples Retailing - 0.7%
854,676	U.S. Foods Holding Corp.*	26,486,409
177,219	Walmart, Inc.	24,897,498

		51,383,907

	Food, Beverage & Tobacco - 6.7%
427,447	Altria Group, Inc.	17,559,523
218,250	Brown-Forman Corp. Class B	15,641,978
1,180,589	Coca-Cola Co.	56,845,360
246,465	Constellation Brands, Inc. Class A	51,986,863
1,875,795	Diageo plc	75,307,864
442,003	General Mills, Inc.	25,680,374
188,627	JM Smucker Co.	21,958,069
240,925	Kellogg Co.	14,200,120
242,251	Lamb Weston Holdings, Inc.	18,096,150
739,196	Mondelez International, Inc. Class A	40,981,026
315,814	Monster Beverage Corp.*	27,422,130
501,334	PepsiCo., Inc.	68,467,184
516,433	Philip Morris International, Inc.	41,133,888

		475,280,529

	Health Care Equipment & Services - 8.9%
69,172	ABIOMED, Inc.*	24,089,149
364,995	Acadia Healthcare Co., Inc.*	18,497,947
78,843	Align Technology, Inc.*	41,422,535
491,790	Baxter International, Inc.	37,784,226
32,493	Becton Dickinson and Co.	8,506,343
270,341	Centene Corp.*	16,301,562
320,345	Cerner Corp.	25,662,838
202,293	Danaher Corp.	48,113,367
103,813	DexCom, Inc.*	38,914,303
342,603	Encompass Health Corp.	27,545,281
291,832	Hologic, Inc.*	23,267,765
136,129	Insulet Corp.*	36,370,946
33,451	Intuitive Surgical, Inc.*	25,009,306
132,252	Laboratory Corp. of America Holdings*	30,273,805
673,072	Medtronic plc	74,933,106
53,047	Molina Healthcare, Inc.*	11,331,370
1,813,497	Multiplan Corp.*(4)	14,471,706
73,514	Teleflex, Inc.	27,761,092
224,421	UnitedHealth Group, Inc.	74,862,357
88,916	Veeva Systems, Inc. Class A*	24,579,939

		629,698,943

	Household & Personal Products - 2.3%
92,648	Clorox Co.	19,406,050
909,079	Colgate-Palmolive Co.	70,908,162
296,922	Kimberly-Clark Corp.	39,223,396
229,465	Procter & Gamble Co.	29,419,708

		158,957,316

	Insurance - 4.1%
1,007,799	Aflac, Inc.	45,532,359
159,104	Assurant, Inc.	21,553,819
431,184	Chubb Ltd.	62,810,573
1,164,495	CNO Financial Group, Inc.	24,698,939
219,256	Globe Life, Inc.	19,818,550
179,876	Hanover Insurance Group, Inc.	20,230,654
263,718	Kemper Corp.	18,552,561

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
703,982	Marsh & McLennan Cos., Inc.	$77,374,661

		290,572,116

	Materials - 3.1%
439,847	Barrick Gold Corp.	9,839,378
233,162	Celanese Corp.	28,480,738
214,347	Ecolab, Inc.	43,836,105
459,353	FMC Corp.	49,743,336
349,322	Linde plc	85,723,619

		217,623,176

	Media & Entertainment - 7.2%
464,513	Activision Blizzard, Inc.	42,270,683
79,722	Alphabet, Inc. Class A*	145,680,794
315,336	Facebook, Inc. Class A*	81,460,749
217,411	Match Group, Inc.*	30,407,102
409,685	Omnicom Group, Inc.	25,556,150
359,762	Pinterest, Inc. Class A*	24,647,295
65,164	Roku, Inc.*	25,350,751
753,449	Snap, Inc. Class A*	39,887,590
79,503	Spotify Technology S.A.*	25,043,445
504,328	Twitter, Inc.*	25,483,694
245,651	Walt Disney Co.*	41,311,129

		507,099,382

	Pharmaceuticals, Biotechnology & Life Sciences - 6.1%
194,725	Allakos, Inc.*	25,962,684
26,473	Alnylam Pharmaceuticals, Inc.*	3,983,657
224,712	AstraZeneca plc ADR	11,370,427
125,762	Biogen, Inc.*	35,541,599
520,826	ChemoCentryx, Inc.*	29,692,290
464,830	Elanco Animal Health, Inc.*	13,494,015
178,454	Exact Sciences Corp.*	24,476,751
116,709	Galapagos N.V.*	12,204,516
2,056	Galapagos N.V. ADR*	214,441
302,110	Heron Therapeutics, Inc.*	5,244,630
527,899	Johnson & Johnson	86,116,164
142,987	Kodiak Sciences, Inc.*	18,060,688
5,058	Mettler-Toledo International, Inc.*	5,908,250
1,807,794	Pfizer, Inc.	64,899,805
481,016	PTC Therapeutics, Inc.*	27,812,345
48,916	Reata Pharmaceuticals, Inc. Class A*	5,067,208
24,850	Seagen, Inc.*	4,082,109
60,161	Thermo Fisher Scientific, Inc.	30,664,062
123,631	Vertex Pharmaceuticals, Inc.*	28,321,389

		433,117,030

	Real Estate - 3.1%
142,963	Alexandria Real Estate Equities, Inc. REIT	23,890,547
92,066	American Tower Corp. REIT	20,932,126
481,980	Americold Realty Trust REIT	16,825,922
125,341	Crown Castle International Corp. REIT	19,961,807
724,623	Gaming and Leisure Properties, Inc. REIT	29,803,744
508,320	Highwoods Properties, Inc. REIT	19,056,917
123,582	Public Storage REIT	28,129,735
937,138	STORE Capital Corp. REIT	29,070,021
1,221,983	VICI Properties, Inc. REIT	30,891,730
8,145	We Co. Class A(1)(2)(3)	30,625

		218,593,174

	Retailing - 8.1%
102,614	Alibaba Group Holding Ltd. ADR*	26,046,512
51,953	Amazon.com, Inc.*	166,571,709
21,887	AutoZone, Inc.*	24,477,764
32,581	Booking Holdings, Inc.*	63,348,216
234,381	Chewy, Inc. Class A*	23,864,674

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
130,781	Dollar General Corp.	$25,451,290
10,615	JAND, Inc. Class A*(1)(2)(3)	245,100
149,067	Lowe’s Cos., Inc.	24,871,829
229,294	Ross Stores, Inc.	25,518,129
2,744,984	TJX Cos., Inc.	175,788,775
316,327	Tory Burch LLC*(1)(2)(3)	17,277,763

		573,461,761

	Semiconductors & Semiconductor Equipment - 3.6%
600,115	Advanced Micro Devices, Inc.*	51,393,849
185,359	First Solar, Inc.*	18,378,345
964,366	Marvell Technology Group Ltd.	49,626,274
423,753	Micron Technology, Inc.*	33,167,147
286,899	MKS Instruments, Inc.	45,350,125
91,169	Skyworks Solutions, Inc.	15,430,353
266,574	Texas Instruments, Inc.	44,168,646

		257,514,739

	Software & Services - 11.4%
153,418	Accenture plc Class A	37,114,882
281,932	Amdocs Ltd.	19,910,038
48,205	ANSYS, Inc.*	17,082,406
84,441	Citrix Systems, Inc.	11,256,830
68,250	Fair Isaac Corp.*	30,720,007
232,127	FleetCor Technologies, Inc.*	56,348,829
743,142	Genpact Ltd.	28,447,476
207,034	Global Payments, Inc.	36,545,642
518,590	GoDaddy, Inc. Class A*	40,750,802
158,069	Guidewire Software, Inc.*	18,136,837
356,638	International Business Machines Corp.	42,479,152
427,799	Leidos Holdings, Inc.	45,372,362
231,441	Medallia, Inc.*	9,604,801
221,000	Microsoft Corp.	51,263,160
810,913	Oracle Corp.	49,003,473
54,266	Paycom Software, Inc.*	20,606,971
61,727	RingCentral, Inc. Class A*	23,019,233
85,112	salesforce.com, Inc.*	19,197,863
191,750	Splunk, Inc.*	31,644,502
211,341	Square, Inc. Class A*	45,641,202
58,243	Varonis Systems, Inc.*	10,295,615
150,939	Visa, Inc. Class A	29,168,962
171,096	WEX, Inc.*	32,268,706
440,238	Workday, Inc. Class A*	100,167,352

		806,047,103

	Technology Hardware & Equipment - 3.6%
566,317	Apple, Inc.	74,731,191
199,328	CDW Corp.	26,243,524
1,186,963	Cisco Systems, Inc.	52,914,811
109,924	F5 Networks, Inc.*	21,539,608
1,751,268	Flex Ltd.*	30,892,368
405,238	Lumentum Holdings, Inc.*	38,011,324
50,275	Rogers Corp.*	7,846,419
73,433	Vontier Corp.*	2,381,432

		254,560,677

	Telecommunication Services - 0.3%
150,057	T-Mobile U.S., Inc.*	18,919,187

	Transportation - 3.7%
380,196	Canadian National Railway Co.	38,508,689
181,783	FedEx Corp.	42,780,811
353,793	J.B. Hunt Transport Services, Inc.	47,641,765
61,938	Southwest Airlines Co.	2,721,556
680,074	Uber Technologies, Inc.*	34,636,169
274,581	Union Pacific Corp.	54,221,510

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
249,762	United Parcel Service, Inc. Class B	$38,713,110

		259,223,610

	Total Common Stocks (cost $5,317,796,224)	$6,826,853,224

Convertible Preferred Stocks - 0.8%
	Commercial & Professional Services - 0.0%
33,739	Rubicon Global Holdings LLC Series C*(1)(2)(3)	504,398

	Consumer Services - 0.1%
20,148	Airbnb, Inc. Series E*(1)(2)(3)	3,569,017

	Diversified Financials - 0.2%
348,919	Social Finance, Inc. Series F(1)(2)(3)	15,553,064

	Real Estate - 0.1%
674,436	We Co. Series D1*(1)(2)(3)	4,255,691
599,094	We Co. Series D2*(1)(2)(3)	3,780,283

		8,035,974

	Retailing - 0.2%
269,407	Coupang LLC *(1)(2)(3)	2,777,586
28,025	Honest Co., Inc. Series C*(1)(2)(3)	998,251
278,194	Honest Co., Inc. Series E(1)(2)(3)	11,522,795
23,702	JAND, Inc. Series D*(1)(2)(3)	554,627

		15,853,259

	Software & Services - 0.2%
566,622	Essence Group Holdings Corp. Series 3*(1)(2)(3)	1,303,231
77,707	Lookout, Inc. Series F*(1)(2)(3)	732,000
47,064	Sharecare, Inc. Series B2(1)(2)(3)	11,853,539

		13,888,770

	Total Convertible Preferred Stocks (cost $56,463,187)	$57,404,482

Escrows - 0.0%(5)
	Consumer Durables & Apparel - 0.0%
83,332	One Kings Lane, Inc.*(1)(2)(3)	13,333

	Software & Services - 0.0%
95,031	Marklogic Corp.(1)(2)(3)	25,468
58,205	Veracode, Inc.*(1)(2)(3)	2,806

		28,274

	Total Escrows (cost $—)	$41,607

	Total Long-Term Investments (cost $5,374,259,411)	$6,884,299,313

Short-Term Investments - 2.0%
	Repurchase Agreements - 2.0%
139,808,013	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $139,808,246; collateralized by U.S. Treasury Bond at 2.500%, maturing 02/15/2045, with a market value of $58,698,041 and U.S. Treasury Bond at 2.875%, maturing 11/15/2046 with a market value of $83,906,155	139,808,013

	Securities Lending Collateral - 0.0%
1,329,009	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(6)	1,329,009
1,150,232	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(6)	1,150,232

		2,479,241

	Total Short-Term Investments (cost $142,287,254)	$142,287,254

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Total Investments (cost $5,516,546,665)	99.4%	$7,026,586,567
Other Assets and Liabilities	0.6%	44,858,497

Total Net Assets	100.0%	$7,071,445,064

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2021, the aggregate fair value of these securities was $90,998,421, which represented 1.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $90,998,421 or 1.3% of net assets.

Period Acquired	Security Name	Shares/Par Value	Total Cost	Market Value
06/2015	Airbnb, Inc. Series E Convertible Preferred	20,148	$937,833	$3,569,017
11/2014	Coupang LLC Convertible Preferred	269,407	838,696	2,777,586
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	566,622	895,999	1,303,231
06/2015	HF Global, Inc.	806,800	10,846,942	15,998,844
08/2014	Honest Co., Inc. Series C Convertible Preferred	28,025	758,281	998,251
08/2015	Honest Co., Inc. Series E Convertible Preferred	278,194	12,728,766	11,522,795
04/2015	JAND, Inc. Class A	10,615	121,917	245,100
04/2015	JAND, Inc. Series D Convertible Preferred	23,702	272,225	554,627
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	887,655	732,000
10/2020	Marklogic Corp.	95,031	—	25,468
01/2014	One Kings Lane, Inc.	83,332	—	13,333
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred	33,739	673,447	504,398
03/2015	Sharecare, Inc. Series B2 Convertible Preferred	47,064	11,759,882	11,853,539
09/2015	Social Finance, Inc. Series F Convertible Preferred	348,919	5,504,651	15,553,064
11/2013	Tory Burch LLC	316,327	24,792,580	17,277,763
04/2017	Veracode, Inc.	58,205	—	2,806
12/2014	We Co. Class A	8,145	135,624	30,625
12/2014	We Co. Series D1 Convertible Preferred	674,436	11,230,142	4,255,691

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

12/2014	We Co. Series D2 Convertible Preferred	599,094	9,975,610	$3,780,283

			$92,360,250	$90,998,421

(4)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(6)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
Nasdaq 100 E-Mini	537	03/19/2021	$138,666,825	$3,815,242

Total futures contracts				$3,815,242

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$25,707,243	$25,707,243	$—	$—
Banks	139,489,858	139,489,858	—	—
Capital Goods	552,279,068	536,280,224	—	15,998,844
Commercial & Professional Services	96,959,141	96,959,141	—	—
Consumer Durables & Apparel	283,717,358	283,717,358	—	—
Consumer Services	345,018,690	345,018,690	—	—
Diversified Financials	200,121,991	200,121,991	—	—
Energy	31,507,225	31,507,225	—	—
Food & Staples Retailing	51,383,907	51,383,907	—	—
Food, Beverage & Tobacco	475,280,529	399,972,665	75,307,864	—
Health Care Equipment & Services	629,698,943	629,698,943	—	—
Household & Personal Products	158,957,316	158,957,316	—	—
Insurance	290,572,116	290,572,116	—	—
Materials	217,623,176	217,623,176	—	—
Media & Entertainment	507,099,382	507,099,382	—	—
Pharmaceuticals, Biotechnology & Life Sciences	433,117,030	420,912,514	12,204,516	—
Real Estate	218,593,174	218,562,549	—	30,625
Retailing	573,461,761	555,938,898	—	17,522,863
Semiconductors & Semiconductor Equipment	257,514,739	257,514,739	—	—
Software & Services	806,047,103	806,047,103	—	—
Technology Hardware & Equipment	254,560,677	254,560,677	—	—
Telecommunication Services	18,919,187	18,919,187	—	—
Transportation	259,223,610	259,223,610	—	—
Convertible Preferred Stocks	57,404,482	—	19,122,081	38,282,401
Escrows	41,607	—	—	41,607
Short-Term Investments	142,287,254	2,479,241	139,808,013	—
Futures Contracts(2)	3,815,242	3,815,242	—	—

Total	$7,030,401,809	$6,712,082,995	$246,442,474	$71,876,340

(1)	For the period ended January 31, 2021, investments valued at $6,273,344 were transferred out of Level 3 due to the expiration of trading restrictions and there were no transfers in to Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended January 31, 2021:

	Common Stocks	Convertible Preferred Stocks	Escrows	Total
Beginning balance	$ 25,833,220	$ 44,925,780	$ 52,389	$ 70,811,389
Purchases	-	-	-	-
Sales	-	-	-	-
Total realized gain/(loss)	-	-	-	-
Net change in unrealized appreciation/(depreciation)	7,719,112	(370,035)	(10,782)	7,338,295
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	(6,273,344)	-	(6,273,344)
Ending balance	$33,552,332	$38,282,401	$41,607	$71,876,340

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at January 31, 2021 was $7,338,295.

The Hartford Checks and Balances Fund

Schedule of Investments
January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 99.8%
	Domestic Equity Funds - 65.6%
12,313,781	The Hartford Capital Appreciation Fund Class F		$519,395,291
19,254,982	The Hartford Dividend and Growth Fund Class F		519,114,320

	Total Domestic Equity Funds (cost $906,184,650)		$1,038,509,611

	Taxable Fixed Income Funds - 34.2%
13,064,735	Hartford Total Return Bond ETF		542,447,797

	Total Taxable Fixed Income Funds (cost $510,745,380)		$542,447,797

	Total Affiliated Investment Companies (cost $1,416,930,030)		$1,580,957,408

Short-Term Investments - 0.2%
	Other Investment Pools & Funds - 0.2%
3,221,801	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.03%(1)		3,221,801

	Total Short-Term Investments (cost $3,221,801)		$3,221,801

	Total Investments (cost $1,420,151,831)	100.0%	$1,584,179,209
	Other Assets and Liabilities	0.0%	249,822

	Total Net Assets	100.0%	$1,584,429,031

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange-Traded Fund

The Hartford Checks and Balances Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Affiliated Investment Companies	$1,580,957,408	$1,580,957,408	$—	$—
Short-Term Investments	3,221,801	3,221,801	—	—

Total	$1,584,179,209	$1,584,179,209	$—	$—

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.

Hartford Climate Opportunities Fund

Schedule of Investments
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 92.1%
	Austria - 0.6%
4,017	Lenzing AG*	$516,507

	Belgium - 0.8%
11,781	Umicore S.A.	667,270

	Brazil - 0.7%
152,540	Cia de Saneamento do Parana	607,774

	Chile - 0.6%
28,883	Antofagasta plc	563,287

	China - 2.0%
1,186,229	China Longyuan Power Group Corp. Ltd. Class H	1,736,437

	Denmark - 2.1%
2,107	Orsted A/S(1)	400,176
6,504	Vestas Wind Systems A/S	1,396,524

		1,796,700

	France - 5.6%
18,854	Alstom S.A.*	1,022,256
24,070	Cie de Saint-Gobain*	1,196,548
7,972	Legrand S.A.	732,522
5,594	Schneider Electric SE	818,742
41,004	Veolia Environnement S.A.	1,092,682

		4,862,750

	Germany - 5.5%
10,213	Bayerische Motoren Werke AG	864,723
19,624	Infineon Technologies AG	786,207
3,702	Knorr-Bremse AG	490,497
4,462	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,183,135
9,625	Siemens AG	1,491,299

		4,815,861

	Ireland - 1.1%
2,528	Kingspan Group plc*	171,800
5,285	Trane Technologies plc	757,605

		929,405

	Israel - 0.3%
934	SolarEdge Technologies, Inc.*	269,300

	Italy - 1.8%
102,956	Enel S.p.A.	1,021,116
17,792	Prysmian S.p.A.	573,153

		1,594,269

	Japan - 7.9%
3,300	Daifuku Co., Ltd.	376,621
7,160	Daikin Industries Ltd.	1,511,708
12,640	East Japan Railway Co.	833,761
900	Keyence Corp.	483,193
31,400	Kubota Corp.	689,894
16,700	Nabtesco Corp.	749,129
1,800	Nidec Corp.	239,541
57,945	Sekisui Chemical Co., Ltd.	1,045,106
2,500	Shimano, Inc.	586,182
21,400	Sumitomo Forestry Co., Ltd.	414,430

		6,929,565

	Netherlands - 2.3%
11,547	Aalberts N.V.	521,272
4,038	Alfen Beheer B.V.*(1)	395,513
30,758	Arcadis N.V.*	1,078,387

		1,995,172

	Norway - 1.8%
7,421	Borregaard ASA	135,819

Hartford Climate Opportunities Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
22,045	Marine Harvest ASA	$489,128
73,694	NEL ASA*	260,279
73,963	Norsk Hydro ASA	326,635
7,341	Tomra Systems ASA	335,972

		1,547,833

	South Korea - 1.8%
8,897	Samsung Electronics Co., Ltd.	650,433
1,361	Samsung SDI Co., Ltd.	889,142

		1,539,575

	Spain - 4.5%
6,568	Acciona S.A.	984,354
23,289	Atlantica Sustainable Infrastructure plc	963,000
71,812	Iberdrola S.A.	972,306
17,397	Siemens Gamesa Renewable Energy S.A.	713,690
23,287	Soltec Power Holdings S.A.*	297,294

		3,930,644

	Sweden - 1.7%
13,493	Hexagon AB Class B	1,175,863
10,367	Nibe Industrier AB Class B	346,044

		1,521,907

	Switzerland - 1.9%
34,216	ABB Ltd.	1,009,249
7,237	Swiss Re AG	638,026

		1,647,275

	Taiwan - 0.9%
91,000	Chroma ATE, Inc.	611,450
22,000	Giant Manufacturing Co., Ltd.	213,452

		824,902

	United Kingdom - 6.4%
7,679	Croda International plc	659,769
38,553	ITM Power plc*	288,621
21,015	Johnson Matthey plc	845,416
45,046	Kingfisher plc*	171,004
196,882	National Grid plc	2,286,921
45,409	Smart Metering Systems plc	424,943
12,295	Spectris plc	509,387
75,182	Trainline plc*(1)	418,675

		5,604,736

	United States - 41.8%
3,281	Acuity Brands, Inc.	394,507
737	Alphabet, Inc. Class A*	1,346,764
434	Amazon.com, Inc.*	1,391,491
7,609	Aptiv plc	1,016,562
3,456	Array Technologies, Inc.*	140,867
9,806	Aspen Technology, Inc.*	1,313,023
25,565	Avangrid, Inc.	1,182,893
5,245	Ball Corp.	461,665
2,911	Beyond Meat, Inc.*(2)	518,391
8,043	Cognex Corp.	660,572
11,420	Consolidated Edison, Inc.	808,308
4,048	Danaher Corp.	962,776
6,912	Darling Ingredients, Inc.*	428,613
6,746	Deere & Co.	1,948,245
5,155	Eaton Corp. plc	606,744
1,608	Ecolab, Inc.	328,852
14,678	Eversource Energy	1,284,325
15,689	First Solar, Inc.*	1,555,564
9,859	FMC Corp.	1,067,631
23,179	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,371,038
4,649	Hubbell, Inc.	723,384

Hartford Climate Opportunities Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
2,514	IPG Photonics Corp.*		$561,703
5,205	Itron, Inc.*		447,734
2,365	Kansas City Southern		479,315
18,784	Kroger Co.		648,048
3,360	Lindsay Corp.		469,829
5,417	Lowe’s Cos., Inc.		903,826
5,813	Microsoft Corp.		1,348,383
2,927	Moody’s Corp.		779,343
10,715	NextEra Energy, Inc.		866,522
8,964	Owens Corning		695,606
2,544	S&P Global, Inc.		806,448
16,114	Skyline Champion Corp.*		541,914
12,243	Sunnova Energy International, Inc.*		536,856
5,461	Texas Instruments, Inc.		904,833
9,548	TPI Composites, Inc.*		572,021
14,626	Trimble, Inc.*		964,000
3,567	Union Pacific Corp.		704,375
4,681	Verisk Analytics, Inc.		858,963
9,776	Waste Management, Inc.		1,088,264
11,974	Westinghouse Air Brake Technologies Corp.		888,591
38,167	Weyerhaeuser Co., REIT		1,190,429
7,188	Xylem, Inc.		694,289

			36,463,507

	Total Common Stocks (cost $61,936,562)		$80,364,676

Short-Term Investments - 6.3%
	Other Investment Pools & Funds - 3.3%
2,891,814	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(3)		2,891,814

	Repurchase Agreements - 3.0%
2,566,814	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $2,566,818; collateralized by U.S. Treasury Bond at 3.000%, maturing 05/15/2047, with a market value of $2,618,229		2,566,814

	Securities Lending Collateral - 0.0%
6,261	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)		6,261
5,419	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)		5,419

			11,680

	Total Short-Term Investments (cost $5,470,308)		$5,470,308

	Total Investments (cost $67,406,870)	98.4%	$85,834,984
	Other Assets and Liabilities	1.6%	1,399,442

	Total Net Assets	100.0%	$87,234,426

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Hartford Climate Opportunities Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $1,214,364, representing 1.4% of net assets.

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Climate Opportunities Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Austria	$516,507	$—	$516,507	$—
Belgium	667,270	—	667,270	—
Brazil	607,774	607,774	—	—
Chile	563,287	—	563,287	—
China	1,736,437	—	1,736,437	—
Denmark	1,796,700	—	1,796,700	—
France	4,862,750	—	4,862,750	—
Germany	4,815,861	490,497	4,325,364	—
Ireland	929,405	929,405	—	—
Israel	269,300	269,300	—	—
Italy	1,594,269	—	1,594,269	—
Japan	6,929,565	—	6,929,565	—
Netherlands	1,995,172	—	1,995,172	—
Norway	1,547,833	489,128	1,058,705	—
South Korea	1,539,575	—	1,539,575	—
Spain	3,930,644	1,260,294	2,670,350	—
Sweden	1,521,907	—	1,521,907	—
Switzerland	1,647,275	—	1,647,275	—
Taiwan	824,902	—	824,902	—
United Kingdom	5,604,736	424,943	5,179,793	—
United States	36,463,507	36,463,507	—	—
Short-Term Investments	5,470,308	2,903,494	2,566,814	—

Total	$85,834,984	$43,838,342	$41,996,642	$—

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.

The Hartford Conservative Allocation Fund

Schedule of Investments
January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 99.7%
	Domestic Equity Funds - 26.7%
291,510	Hartford Core Equity Fund, Class F		$11,832,400
166,463	Hartford Multifactor US Equity ETF		5,851,175
225,719	Hartford Small Cap Value Fund, Class F		2,469,367
323,059	The Hartford Equity Income Fund, Class F		6,273,811
63,065	The Hartford Growth Opportunities Fund, Class F		3,747,967
77,684	The Hartford MidCap Fund, Class F		2,752,357
97,167	The Hartford Small Company Fund, Class F		3,127,808

	Total Domestic Equity Funds (cost $28,823,132)		$36,054,885

	International/Global Equity Funds - 9.4%
164,918	Hartford Multifactor Developed Markets (ex-US) ETF		4,650,688
50,609	Hartford Schroders Emerging Markets Equity Fund, Class F		1,066,835
188,280	Hartford Schroders International Multi-Cap Value Fund, Class F		1,754,768
96,744	The Hartford International Growth Fund, Class F		1,748,167
180,469	The Hartford International Opportunities Fund, Class F		3,470,416

	Total International/Global Equity Funds (cost $11,494,408)		$12,690,874

	Taxable Fixed Income Funds - 63.6%
720,243	Hartford Core Bond ETF		30,015,407
310,376	Hartford Short Duration ETF		12,796,802
589,753	The Hartford Inflation Plus Fund, Class F		6,776,257
1,220,724	The Hartford Strategic Income Fund, Class F		11,401,559
2,327,095	The Hartford World Bond Fund, Class F		24,946,455

	Total Taxable Fixed Income Funds (cost $84,282,462)		$85,936,480

	Total Affiliated Investment Companies (cost $124,600,002)		$134,682,239

Short-Term Investments - 0.2%
	Other Investment Pools & Funds - 0.2%
241,322	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.03%(1)		241,322

	Total Short-Term Investments (cost $241,322)		$241,322

	Total Investments (cost $124,841,324)	99.9%	$134,923,561
	Other Assets and Liabilities	0.1%	70,900

	Total Net Assets	100.0%	$134,994,461

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange-Traded Fund

The Hartford Conservative Allocation Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Affiliated Investment Companies	$134,682,239	$134,682,239	$—	$—
Short-Term Investments	241,322	241,322	—	—

Total	$134,923,561	$134,923,561	$—	$—

(1) For the period ended January 31, 2021, there were no transfers in and out of Level 3.

Hartford Core Equity Fund

Schedule of Investments
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.9%
	Automobiles & Components - 0.5%
68,929	Tesla, Inc.*	$54,697,229

	Banks - 5.5%
6,347,111	Bank of America Corp.	188,191,841
1,815,483	JP Morgan Chase & Co.	233,598,198
937,658	PNC Financial Services Group, Inc.	134,572,676

		556,362,715

	Capital Goods - 5.3%
971,875	AMETEK, Inc.	110,074,562
1,416,773	Fortune Brands Home & Security, Inc.	122,196,671
470,088	IDEX Corp.	87,525,685
607,641	Illinois Tool Works, Inc.	118,009,959
1,491,978	Raytheon Technologies Corp.	99,559,692

		537,366,569

	Commercial & Professional Services - 1.3%
494,152	Equifax, Inc.	87,519,261
530,571	Republic Services, Inc.	48,027,287

		135,546,548

	Consumer Durables & Apparel - 2.3%
927,625	NIKE, Inc. Class B	123,921,424
1,379,026	VF Corp.	106,005,728

		229,927,152

	Consumer Services - 1.7%
254,858	Airbnb, Inc. Class A*	46,799,575
613,592	McDonald’s Corp.	127,528,961

		174,328,536

	Diversified Financials - 3.7%
938,764	American Express Co.	109,140,703
156,393	BlackRock, Inc.	109,672,155
2,277,050	Morgan Stanley	152,676,202

		371,489,060

	Energy - 0.9%
1,776,056	EOG Resources, Inc.	90,507,814

	Food & Staples Retailing - 2.4%
269,947	Costco Wholesale Corp.	95,137,421
1,069,937	Walmart, Inc.	150,315,449

		245,452,870

	Food, Beverage & Tobacco - 2.4%
643,025	Constellation Brands, Inc. Class A	135,633,263
1,214,525	Monster Beverage Corp.*	105,457,206

		241,090,469

	Health Care Equipment & Services - 8.4%
801,053	Abbott Laboratories	99,002,140
1,402,502	Baxter International, Inc.	107,754,229
376,211	Becton Dickinson and Co.	98,488,278
537,428	Danaher Corp.	127,821,875
1,645,948	Hologic, Inc.*	131,231,434
380,016	Laboratory Corp. of America Holdings*	86,989,463
607,290	UnitedHealth Group, Inc.	202,579,798

		853,867,217

	Household & Personal Products - 3.1%
1,357,906	Colgate-Palmolive Co.	105,916,668
1,653,427	Procter & Gamble Co.	211,985,876

		317,902,544

	Insurance - 1.6%
1,783,703	Athene Holding Ltd. Class A*	72,935,616

Hartford Core Equity Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
613,187	Chubb Ltd.	$89,322,950

		162,258,566

	Materials - 2.0%
910,647	PPG Industries, Inc.	122,673,257
510,463	Vulcan Materials Co.	76,130,452

		198,803,709

	Media & Entertainment - 10.2%
243,715	Alphabet, Inc. Class A*	445,355,042
947,961	Facebook, Inc. Class A*	244,886,765
206,294	Netflix, Inc.*	109,828,863
1,404,340	Walt Disney Co.*	236,167,858

		1,036,238,528

	Pharmaceuticals, Biotechnology & Life Sciences - 6.3%
1,095,192	Eli Lilly & Co.	227,767,080
2,235,541	Merck & Co., Inc.	172,293,145
134,751	Regeneron Pharmaceuticals, Inc.*	67,892,944
343,095	Thermo Fisher Scientific, Inc.	174,875,521

		642,828,690

	Real Estate - 1.7%
447,918	American Tower Corp. REIT	101,838,637
1,614,877	Gaming and Leisure Properties, Inc. REIT	66,419,891

		168,258,528

	Retailing - 5.8%
135,838	Amazon.com, Inc.*	435,523,795
2,406,292	TJX Cos., Inc.	154,098,940

		589,622,735

	Semiconductors & Semiconductor Equipment - 6.0%
887,028	Advanced Micro Devices, Inc.*	75,965,078
297,920	KLA Corp.	83,438,454
1,048,505	Micron Technology, Inc.*	82,066,486
785,477	QUALCOMM, Inc.	122,754,346
750,327	Teradyne, Inc.	85,147,108
967,530	Texas Instruments, Inc.	160,310,046

		609,681,518

	Software & Services - 12.2%
748,664	Fidelity National Information Services, Inc.	92,430,058
558,368	Global Payments, Inc.	98,563,119
898,230	GoDaddy, Inc. Class A*	70,582,913
1,177,535	Leidos Holdings, Inc.	124,889,362
507,532	Mastercard, Inc. Class A	160,527,296
1,713,944	Microsoft Corp.	397,566,450
691,607	salesforce.com, Inc.*	155,998,875
914,379	SS&C Technologies Holdings, Inc.	57,496,152
383,689	Workday, Inc. Class A*	87,300,758

		1,245,354,983

	Technology Hardware & Equipment - 8.5%
4,213,290	Apple, Inc.	555,985,748
552,610	CDW Corp.	72,756,633
3,294,893	Corning, Inc.	118,187,812
694,963	Motorola Solutions, Inc.	116,441,051

		863,371,244

	Telecommunication Services - 1.2%
2,311,746	Verizon Communications, Inc.	126,568,094

	Transportation - 1.3%
543,571	FedEx Corp.	127,923,999

	Utilities - 2.6%
1,490,093	American Electric Power Co., Inc.	120,563,424

Hartford Core Equity Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
1,803,241	NextEra Energy, Inc.		$145,828,100

			266,391,524

	Total Common Stocks (cost $6,811,774,327)		$9,845,840,841

Short-Term Investments - 1.9%
	Repurchase Agreements - 1.9%
199,544,956	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $199,545,289; collateralized by U.S. Treasury Note at 3.125%, maturing 11/15/2028, with a market value of $100,903,381 and U.S. Treasury Inflation Index Bond at 2.500%, maturing 01/15/2029, with a market value of $102,632,530		199,544,956

	Total Short-Term Investments (cost $199,544,956)		$199,544,956

	Total Investments (cost $7,011,319,283)	98.8%	$10,045,385,797
	Other Assets and Liabilities	1.2%	117,290,529

	Total Net Assets	100.0%	$10,162,676,326

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

Futures Contracts Outstanding at January 31, 2021

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 (E-Mini) Future	709	03/19/2021	$131,349,340	$(1,961,931)

Total futures contracts				$(1,961,931)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poor’s

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Core Equity Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$54,697,229	$54,697,229	$—	$—
Banks	556,362,715	556,362,715	—	—
Capital Goods	537,366,569	537,366,569	—	—
Commercial & Professional Services	135,546,548	135,546,548	—	—
Consumer Durables & Apparel	229,927,152	229,927,152	—	—
Consumer Services	174,328,536	174,328,536	—	—
Diversified Financials	371,489,060	371,489,060	—	—
Energy	90,507,814	90,507,814	—	—
Food & Staples Retailing	245,452,870	245,452,870	—	—
Food, Beverage & Tobacco	241,090,469	241,090,469	—	—
Health Care Equipment & Services	853,867,217	853,867,217	—	—
Household & Personal Products	317,902,544	317,902,544	—	—
Insurance	162,258,566	162,258,566	—	—
Materials	198,803,709	198,803,709	—	—
Media & Entertainment	1,036,238,528	1,036,238,528	—	—
Pharmaceuticals, Biotechnology & Life Sciences	642,828,690	642,828,690	—	—
Real Estate	168,258,528	168,258,528	—	—
Retailing	589,622,735	589,622,735	—	—
Semiconductors & Semiconductor Equipment	609,681,518	609,681,518	—	—
Software & Services	1,245,354,983	1,245,354,983	—	—
Technology Hardware & Equipment	863,371,244	863,371,244	—	—
Telecommunication Services	126,568,094	126,568,094	—	—
Transportation	127,923,999	127,923,999	—	—
Utilities	266,391,524	266,391,524	—	—
Short-Term Investments	199,544,956	—	199,544,956	—

Total	$10,045,385,797	$9,845,840,841	$199,544,956	$—

Liabilities
Futures Contracts(2)	$(1,961,931)	$(1,961,931)	$—	$—

Total	$(1,961,931)	$(1,961,931)	$—	$—

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The Hartford Dividend and Growth Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.6%
	Banks - 9.2%
11,752,805	Bank of America Corp.	$348,470,668
1,186,995	Bank of Nova Scotia	63,254,964
3,204,040	JP Morgan Chase & Co.	412,263,827
1,021,518	PNC Financial Services Group, Inc.	146,608,263

		970,597,722

	Capital Goods - 8.5%
364,911	Deere & Co.	105,386,297
485,230	Eaton Corp. plc	57,111,571
815,340	General Dynamics Corp.	119,594,071
2,148,991	Ingersoll Rand, Inc.*	89,913,784
3,800,438	Johnson Controls International plc	189,337,821
312,948	Lockheed Martin Corp.	100,712,925
1,243,439	Otis Worldwide Corp.	80,388,331
2,392,659	Raytheon Technologies Corp.	159,662,135

		902,106,935

	Commercial & Professional Services - 0.3%
239,987	Waste Management, Inc.	26,715,353

	Consumer Services - 2.1%
1,245,264	Hilton Worldwide Holdings, Inc.	126,257,317
473,545	McDonald’s Corp.	98,421,593

		224,678,910

	Diversified Financials - 4.7%
1,449,725	American Express Co.	168,545,029
169,544	BlackRock, Inc.	118,894,425
2,402,032	Charles Schwab Corp.	123,800,729
1,014,580	Northern Trust Corp.	90,490,390

		501,730,573

	Energy - 4.6%
1,827,063	Chevron Corp.	155,665,768
2,874,349	ConocoPhillips	115,060,191
1,033,932	Hess Corp.	55,811,649
1,766,120	Marathon Petroleum Corp.	76,225,739
2,029,255	Total S.A. ADR	85,391,050

		488,154,397

	Food & Staples Retailing - 2.3%
1,675,196	Sysco Corp.	119,793,266
917,338	Walmart, Inc.	128,876,816

		248,670,082

	Food, Beverage & Tobacco - 2.8%
3,291,341	Coca-Cola Co.	158,478,069
1,154,540	Mondelez International, Inc. Class A	64,007,698
580,140	PepsiCo., Inc.	79,229,720

		301,715,487

	Health Care Equipment & Services - 6.9%
326,973	Anthem, Inc.	97,104,442
438,196	Becton Dickinson and Co.	114,715,331
873,581	HCA Healthcare, Inc.	141,939,441
1,334,865	Medtronic plc	148,610,520
688,399	UnitedHealth Group, Inc.	229,636,138

		732,005,872

	Insurance - 4.6%
3,197,481	American International Group, Inc.	119,713,689
846,042	Chubb Ltd.	123,242,938
1,998,288	Principal Financial Group, Inc.	98,455,650
1,851,508	Prudential Financial, Inc.	144,936,046

		486,348,323

The Hartford Dividend and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Materials - 3.7%
1,563,417	Celanese Corp.	$190,971,387
775,700	FMC Corp.	84,000,553
874,575	PPG Industries, Inc.	117,813,998

		392,785,938

	Media & Entertainment - 6.0%
210,100	Alphabet, Inc. Class A*	383,928,336
5,182,990	Comcast Corp. Class A	256,920,814

		640,849,150

	Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
851,127	Agilent Technologies, Inc.	102,279,931
2,455,131	AstraZeneca plc ADR	124,229,629
1,003,693	Bristol-Myers Squibb Co.	61,656,861
426,947	Eli Lilly & Co.	88,792,168
1,685,858	Merck & Co., Inc.	129,929,076
1,209,020	Novartis AG ADR	109,380,039
6,687,469	Pfizer, Inc.	240,080,137

		856,347,841

	Real Estate - 2.3%
365,955	American Tower Corp. REIT	83,203,529
4,982,189	Host Hotels & Resorts, Inc. REIT	67,508,661
396,265	Public Storage REIT	90,197,839

		240,910,029

	Retailing - 4.2%
524,188	Home Depot, Inc	141,960,594
957,723	Lowe’s Cos., Inc.	159,796,083
2,265,704	TJX Cos., Inc.	145,095,684

		446,852,361

	Semiconductors & Semiconductor Equipment - 5.4%
483,680	Broadcom, Inc.	217,897,840
1,112,566	Intel Corp.	61,758,539
97,660	KLA Corp.	27,351,636
1,463,253	Micron Technology, Inc.*	114,528,812
885,550	Texas Instruments, Inc.	146,726,780

		568,263,607

	Software & Services - 6.1%
423,539	Accenture plc Class A	102,462,555
347,325	International Business Machines Corp.	41,369,880
2,146,931	Microsoft Corp.	498,002,115

		641,834,550

	Technology Hardware & Equipment - 7.9%
2,406,432	Apple, Inc.	317,552,766
4,376,988	Cisco Systems, Inc.	195,126,125
3,671,579	Corning, Inc.	131,699,539
5,411,109	HP, Inc.	131,706,393
338,176	Motorola Solutions, Inc.	56,661,389

		832,746,212

	Telecommunication Services - 2.8%
5,478,598	Verizon Communications, Inc.	299,953,241

	Transportation - 0.7%
367,337	Union Pacific Corp.	72,538,037

	Utilities - 3.4%
1,709,798	Dominion Energy, Inc.	124,627,176
2,700,956	Exelon Corp.	112,251,731
982,980	Sempra Energy	121,653,605

		358,532,512

	Total Common Stocks (cost $6,984,151,941)	$10,234,337,132

The Hartford Dividend and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
Short-Term Investments - 2.2%
	Repurchase Agreements - 2.2%
235,324,300	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $ 235,324,692; collateralized by U.S. Treasury Inflation Index Bond at 2.500%, maturing 01/15/2029, with a market value of $134,715,131; collateralized by U.S. Treasury Note at 2.625%, maturing 02/15/2029, with a market value of $105,315,697		$235,324,300

	Total Short-Term Investments (cost $235,324,300)		$235,324,300

	Total Investments (cost $7,219,476,241)	98.8%	$10,469,661,432
	Other Assets and Liabilities	1.2%	129,853,237

	Total Net Assets	100.0%	$10,599,514,669

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Dividend and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Banks	$970,597,722	$970,597,722	$—	$—
Capital Goods	902,106,935	902,106,935	—	—
Commercial & Professional Services	26,715,353	26,715,353	—	—
Consumer Services	224,678,910	224,678,910	—	—
Diversified Financials	501,730,573	501,730,573	—	—
Energy	488,154,397	488,154,397	—	—
Food & Staples Retailing	248,670,082	248,670,082	—	—
Food, Beverage & Tobacco	301,715,487	301,715,487	—	—
Health Care Equipment & Services	732,005,872	732,005,872	—	—
Insurance	486,348,323	486,348,323	—	—
Materials	392,785,938	392,785,938	—	—
Media & Entertainment	640,849,150	640,849,150	—	—
Pharmaceuticals, Biotechnology & Life Sciences	856,347,841	856,347,841	—	—
Real Estate	240,910,029	240,910,029	—	—
Retailing	446,852,361	446,852,361	—	—
Semiconductors & Semiconductor Equipment	568,263,607	568,263,607	—	—
Software & Services	641,834,550	641,834,550	—	—
Technology Hardware & Equipment	832,746,212	832,746,212	—	—
Telecommunication Services	299,953,241	299,953,241	—	—
Transportation	72,538,037	72,538,037	—	—
Utilities	358,532,512	358,532,512	—	—
Short-Term Investments	235,324,300	—	235,324,300	—

Total	$10,469,661,432	$10,234,337,132	$235,324,300	$—

(1) For the period ended January 31, 2021, there were no transfers in and out of Level 3.

Hartford Emerging Markets Equity Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.8%
	Brazil - 2.9%
235,400	Banco do Brasil S.A.	$1,456,783
51,000	Cia de Saneamento de Minas Gerais-COPASA	144,572
273,300	Cia Energetica de Minas Gerais	684,324
147,200	CPFL Energia S.A.	836,969
164,400	Even Construtora e Incorporadora S.A.	340,735
288,324	JBS S.A.	1,274,203
206,100	Marfrig Global Foods S.A.*	500,616
121,000	Sao Martinho S.A.	658,806
95,300	SLC Agricola S.A.	603,180
267,400	Vale S.A.	4,298,320
184,800	WEG S.A.	2,830,060

		13,628,568

	China - 39.1%
7,064,131	Agricultural Bank of China Ltd. Class H	2,547,191
94,535	Alibaba Group Holding Ltd. ADR*	23,995,819
440,821	Anhui Conch Cement Co., Ltd. Class H	2,604,293
345,000	BAIC Motor Corp. Ltd. Class H(1)	121,332
34,209	Baidu, Inc. ADR*	8,039,799
22,901,205	Bank of China Ltd. Class H	7,751,688
5,405,224	Bank of Communications Co., Ltd. Class H	2,922,770
2,376,413	Baoshan Iron & Steel Co., Ltd. Class A	2,407,862
57,500	BYD Co., Ltd. Class H(2)	1,736,707
36,412	Chacha Food Co., Ltd. Class A	350,248
2,066,345	China Cinda Asset Management Co., Ltd. Class H	390,625
7,273,137	China CITIC Bank Corp. Ltd. Class H	3,221,856
2,521,102	China Construction Bank Corp. Class H	1,909,529
1,081,000	China Everbright Bank Co., Ltd. Class H	444,028
748,000	China Feihe Ltd.(1)	2,230,361
64,000	China Lesso Group Holdings Ltd. Class L	106,174
1,204,000	China Life Insurance Co., Ltd. Class H	2,557,015
918,000	China Medical System Holdings Ltd.	1,315,261
280,000	China Meidong Auto Holdings Ltd.	941,629
492,000	China Mengniu Dairy Co., Ltd.*	2,925,900
4,729,500	China Minsheng Banking Corp. Ltd. Class H	2,704,198
2,087,112	China National Building Material Co., Ltd. Class H	2,487,448
2,119,500	China Railway Group Ltd. Class A	1,731,817
362,000	China Resources Pharmaceutical Group Ltd.(1)	190,098
1,476,500	China Shenhua Energy Co., Ltd. Class H	2,727,366
44,734	China Tourism Group Duty Free Corp. Ltd. Class A	2,026,539
775,500	COSCO Shipping Holdings Co., Ltd. Class H*	784,940
217,000	Country Garden Services Holdings Co., Ltd.	1,763,697
412,500	CSC Financial Co., Ltd. Class H(1)	602,775
769,677	Daqin Railway Co., Ltd. Class A	757,859
98,800	ENN Energy Holdings Ltd.	1,523,735
2,097,989	Focus Media Information Technology Co., Ltd. Class A	3,516,056
89,600	Fuyao Glass Industry Group Co., Ltd. Class H(1)	622,097
328,200	GF Securities Co., Ltd.	478,259
327,500	Great Wall Motor Co., Ltd. Class H	1,021,045
362,400	Guangzhou R&F Properties Co., Ltd. Class H	445,747
506,000	Guotai Junan Securities Co., Ltd. Class H(1)	733,808
142,400	Heilongjiang Agriculture Co., Ltd. Class A	359,798
2,220,500	Hunan Valin Steel Co., Ltd. Class A	1,729,250
33,089	JD.com, Inc. ADR*	2,934,663
129,429	Jiangsu Hengli Hydraulic Co., Ltd. Class A	2,340,132
13,000	JiuGui Liquor Co., Ltd. Class A	355,135
5,070	JOYY, Inc.	466,643
441,000	Kaisa Group Holdings Ltd.	203,079
518,500	KWG Group Holdings Ltd.	686,987
2,496,000	Lenovo Group Ltd.	2,905,201
90,802	LONGi Green Energy Technology Co., Ltd. Class A	1,502,712
30,500	Luzhou Laojiao Co., Ltd. Class A	1,213,297
207,300	Meituan Dianping Class B*	9,558,474

Hartford Emerging Markets Equity Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
2,298,600	Metallurgical Corp. of China Ltd. Class A	$1,000,438
434,529	New China Life Insurance Co., Ltd. Class H	1,615,353
88,338	NIO, Inc. ADR*	5,035,266
6,721,098	People’s Insurance Co., Group of China Ltd. Class H	2,065,843
25,849	Pinduoduo, Inc. ADR*	4,283,438
529,441	Sany Heavy Industry Co., Ltd. Class A	3,300,486
353,600	Shaanxi Coal Industry Co., Ltd. Class A	553,303
48,241	Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	2,788,237
532,800	Sinopharm Group Co., Ltd. Class H	1,305,707
587,249	Sinotruk Hong Kong Ltd.	1,829,664
39,000	Smoore International Holdings Ltd.*(1)	384,125
83,100	Sungrow Power Supply Co., Ltd. Class A	1,341,852
282,180	Tencent Holdings Ltd.	25,143,162
146,000	Tsingtao Brewery Co., Ltd. Class H	1,407,980
85,814	Vipshop Holdings Ltd. ADR*	2,353,020
1,332,800	Xiaomi Corp. Class B*(1)	4,977,588
272,000	Yadea Group Holdings Ltd.(1)	707,357
924,000	Yanzhou Coal Mining Co., Ltd. Class H	714,218
316,500	Zhongsheng Group Holdings Ltd.	1,853,548
775,200	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	1,059,337

		180,612,864

	Greece - 0.1%
30,205	Hellenic Telecommunications Organization S.A.	439,049

	Hong Kong - 0.2%
514,000	TCL Electronics Holdings Ltd.	439,412
172,000	Wharf Holdings Ltd.	378,450
1,168,302	Yuexiu Property Co., Ltd.	228,215

		1,046,077

	India - 7.3%
48,856	Aurobindo Pharma Ltd.	604,140
81,930	Balkrishna Industries Ltd.	1,777,509
577,973	Bharat Electronics Ltd.	1,026,373
52,531	Central Depository Services India Ltd.	346,824
242,583	Cipla Ltd.	2,741,617
3,960	Dixon Technologies India Ltd.	764,369
42,480	Escorts Ltd.	699,938
532,632	HCL Technologies Ltd.	6,654,038
274,283	Infosys Ltd.	4,647,640
27,256	Kotak Mahindra Bank Ltd.*	638,479
23,424	L&T Technology Services Ltd.(1)	779,832
250,497	Laurus Labs Ltd.(1)	1,181,452
771,267	Oil & Natural Gas Corp. Ltd.	929,644
423,760	Petronet LNG Ltd.	1,374,462
793,808	Power Finance Corp. Ltd.	1,192,339
575,754	Power Grid Corp. of India Ltd.	1,453,021
500,292	State Bank of India*	1,930,086
211,860	Sun TV Network Ltd.	1,382,868
29,145	Tata Elxsi Ltd.	1,070,932
99,812	Tata Steel Ltd.	815,722
168,359	Vedanta Ltd.	369,962
252,441	Wipro Ltd.	1,445,825

		33,827,072

	Indonesia - 0.2%
3,574,200	Adaro Energy Tbk PT	304,505
450,600	United Tractors Tbk PT	731,626

		1,036,131

	Malaysia - 1.4%
392,000	Hartalega Holdings Bhd	1,243,930
1,040,600	Kossan Rubber Industries	1,142,742
454,100	Malayan Banking Bhd	875,859
963,100	Public Bank Bhd	996,319
266,100	Supermax Corp. Bhd*	445,869

Hartford Emerging Markets Equity Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
1,167,900	Top Glove Corp. Bhd	$1,942,623

		6,647,342

	Mexico - 1.9%
690,612	Fibra Uno Administracion S.A. de C.V. REIT	774,534
92,780	Gruma S.A.B. de C.V. Class B	1,018,366
332,400	Grupo Bimbo S.A.B. de C.V. Class A	626,564
460,900	Grupo Financiero Banorte S.A.B. de C.V. Class O*	2,295,619
986,900	Grupo Mexico S.A.B. de C.V. Class B	4,259,283

		8,974,366

	Poland - 1.0%
13,271	Dino Polska S.A.*(1)	931,978
64,089	KGHM Polska Miedz S.A.*	3,225,771
313,293	Polskie Gornictwo Naftowe i Gazownictwo S.A.	474,198

		4,631,947

	Qatar - 0.7%
1,234,504	Barwa Real Estate Co.	1,119,030
243,334	Commercial Bank QSC	285,025
54,186	Qatar Electricity & Water Co. QSC	264,687
545,168	Qatar Gas Transport Co., Ltd.	493,949
2,014,899	United Development Co. QSC	866,433

		3,029,124

	Russia - 3.6%
19,100	LUKOIL PJSC ADR	1,351,793
146,312	MMC Norilsk Nickel PJSC ADR	4,697,542
468,200	Sberbank of Russia PJSC ADR	6,405,897
710,920	Surgutneftegas PJSC ADR	3,100,833
1,401,618	VTB Bank PJSC GDR	1,284,090

		16,840,155

	South Africa - 2.1%
86,711	African Rainbow Minerals Ltd.	1,572,436
15,268	Anglo American Platinum Ltd.	1,518,945
38,100	Clicks Group Ltd.	625,973
41,577	Impala Platinum Holdings Ltd.	561,479
113,531	Investec Ltd.	287,242
37,221	Kumba Iron Ore Ltd.	1,496,764
313,116	MTN Group Ltd.	1,291,777
3,093	Naspers Ltd. Class N	715,501
152,378	Shoprite Holdings Ltd.	1,408,323

		9,478,440

	South Korea - 13.0%
137,511	BNK Financial Group, Inc.	675,453
1,982	CJ CheilJedang Corp.	752,613
1,310	Daelim Industrial Co., Ltd.	71,209
197,663	DGB Financial Group, Inc.	1,123,053
1,643	DL E&C Co., Ltd.*	163,798
67,384	Doosan Infracore Co., Ltd.*	489,922
15,361	E-Mart, Inc.	2,250,289
33,057	Hana Financial Group, Inc.	963,757
5,108	Hanwha Chemical Corp.	227,255
9,754	Hyundai Mobis Co., Ltd.	2,764,177
3,721	Hyundai Motor Co.	758,679
47,101	Industrial Bank of Korea*	329,281
9,276	Kakao Corp.*	3,644,043
122,300	KB Financial Group, Inc.	4,415,672
100,504	Kia Motors Corp.	7,365,749
65,000	KT Corp.*	1,387,247
82,069	KT Corp. ADR*(2)	863,366
2,719	LG Chem Ltd.	2,217,760
23,201	LG Electronics, Inc.	3,167,480
43,097	Mirae Asset Daewoo Co., Ltd.	365,002
955	NAVER Corp.	291,400

Hartford Emerging Markets Equity Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
3,474	POSCO	$762,564
267,290	Samsung Electronics Co., Ltd.	19,540,761
7,516	Seegene, Inc.	1,096,522
76,150	Shinhan Financial Group Co., Ltd.	2,088,377
8,263	SK Telecom Co., Ltd.	1,802,068
48,977	Woori Financial Group, Inc.*	385,348

		59,962,845

	Taiwan - 15.3%
1,034,000	Acer, Inc.*	995,727
3,884,000	Cathay Financial Holding Co., Ltd.	5,524,643
456,000	E Ink Holdings, Inc.	795,248
456,000	Elan Microelectronics Corp.	2,586,085
661,000	Evergreen Marine Corp. Taiwan Ltd.*	734,673
71,000	Foxsemicon Integrated Technology, Inc.	545,242
4,087,000	Fubon Financial Holding Co., Ltd.	6,636,060
42,000	Giant Manufacturing Co., Ltd.	407,499
831,000	Grand Pacific Petrochemical*	619,004
752,000	Hon Hai Precision Industry Co., Ltd.	2,990,783
186,568	Kuoyang Construction Co., Ltd.	197,846
265,086	Lite-On Technology Corp.	519,182
149,000	Makalot Industrial Co., Ltd.	997,353
141,959	MediaTek, Inc.	4,433,898
98,000	Merida Industry Co., Ltd.	925,887
229,000	Micro-Star International Co., Ltd.	1,063,282
386,000	Nantex Industry Co., Ltd.	789,195
142,000	Novatek Microelectronics Corp.	1,991,205
36,000	Phison Electronics Corp.	483,857
1,054,000	Quanta Computer, Inc.	3,032,277
59,000	Realtek Semiconductor Corp.	949,111
533,000	Shin Kong Financial Holding Co., Ltd.	152,957
165,000	Sino-American Silicon Products, Inc.	889,049
117,000	Taiwan Paiho Ltd.	323,248
1,127,176	Taiwan Semiconductor Manufacturing Co., Ltd.	23,821,052
3,651,724	United Microelectronics Corp.	6,543,025
60,000	Universal Vision Biotechnology Co., Ltd.	487,152
610,000	USI Corp.	437,160
567,000	Wistron Corp.	631,787
636,000	Yuanta Financial Holding Co., Ltd.	450,816

		70,954,303

	Thailand - 2.9%
2,190,800	Charoen Pokphand Foods PCL	1,994,631
867,100	Com7 PCL	1,252,993
166,500	Hana Microelectronics PCL	299,010
697,400	Kasikornbank PCL	2,933,032
1,258,500	Polyplex Thailand PCL	988,130
497,000	PTT PCL	626,854
481,500	Sri Trang Agro-Industry PCL	482,626
415,100	Thai Beverage PCL	257,026
3,957,900	Thai Union Group PCL Class F	1,824,892
828,400	Thai Vegetable Oil PCL	906,452
858,500	Thanachart Capital PCL	925,046
357,700	Tisco Financial Group PCL	1,102,500

		13,593,192

	Turkey - 1.1%
90,173	Arcelik A.S.*	405,667
109,992	BIM Birlesik Magazalar A.S.	1,082,466
165,554	Migros Ticaret AS*(2)	998,675
474,134	Turkcell Iletisim Hizmetleri AS	1,038,278
1,774,819	Turkiye Is Bankasi AS Class C*(2)	1,480,715

		5,005,801

	United Arab Emirates - 1.2%
319,286	Abu Dhabi Islamic Bank PJSC	434,655

Hartford Emerging Markets Equity Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
2,095,589	Aldar Properties PJSC		$1,992,008
477,665	Dubai Islamic Bank PJSC		652,385
730,078	Emirates NBD Bank PJSC		2,341,124

			5,420,172

	United States - 0.8%
52,470	Southern Copper Corp.		3,484,533

	Total Common Stocks (cost $338,136,429)		$438,611,981

Preferred Stocks - 1.8%
	Brazil - 1.8%
166,700	Cia de Transmissao de Energia Eletrica Paulista		802,819
208,000	Cia Paranaense de Energia		2,481,675
995,100	Petroleo Brasileiro S.A.		4,854,191

			8,138,685

	Total Preferred Stocks (cost $8,150,556)		$8,138,685

Rights - 0.0%
	South Korea - 0.0%
1,526	Hanwha Solutions Corp.*		6,685

	Total Rights (cost $—)		$6,685

	Total Long-Term Investments (cost $346,286,985)		$446,757,351

Short-Term Investments - 2.2%
	Repurchase Agreements - 2.0%
9,406,281	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $9,406,297; collateralized by U.S. Treasury Bond at 2.875%, maturing 11/15/2046, with a market value of $9,594,490		9,406,281

	Securities Lending Collateral - 0.2%
472,469	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)		472,469
408,913	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)		408,913

			881,382

	Total Short-Term Investments (cost $10,287,663)		$10,287,663

	Total Investments (cost $356,574,648)	98.8%	$457,045,014
	Other Assets and Liabilities	1.2%	5,376,621

	Total Net Assets	100.0%	$462,421,635

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

Hartford Emerging Markets Equity Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $13,462,803, representing 2.9% of net assets.

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Market Index Future	156	03/19/2021	$10,343,580	$(265,668)

Total futures contracts				$(265,668)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

Hartford Emerging Markets Equity Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Brazil	$13,628,568	$13,628,568	$—	$—
China	180,612,864	47,108,648	133,504,216	—
Greece	439,049	—	439,049	—
Hong Kong	1,046,077	—	1,046,077	—
India	33,827,072	—	33,827,072	—
Indonesia	1,036,131	—	1,036,131	—
Malaysia	6,647,342	—	6,647,342	—
Mexico	8,974,366	8,974,366	—	—
Poland	4,631,947	—	4,631,947	—
Qatar	3,029,124	866,433	2,162,691	—
Russia	16,840,155	—	16,840,155	—
South Africa	9,478,440	3,695,173	5,783,267	—
South Korea	59,962,845	1,027,164	58,935,681	—
Taiwan	70,954,303	—	70,954,303	—
Thailand	13,593,192	10,403,134	3,190,058	—
Turkey	5,005,801	998,675	4,007,126	—
United Arab Emirates	5,420,172	—	5,420,172	—
United States	3,484,533	3,484,533	—	—
Preferred Stocks	8,138,685	8,138,685	—	—
Rights	6,685	—	6,685	—
Short-Term Investments	10,287,663	881,382	9,406,281	—

Total	$457,045,014	$99,206,761	$357,838,253	$—

Liabilities
Futures Contracts(2)	$(265,668)	$(265,668)	$—	$—

Total	$(265,668)	$(265,668)	$—	$—

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The Hartford Emerging Markets Local Debt Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 26.3%
	Argentina - 0.5%
	Telecom Argentina S.A.
$125,000	8.50%, 08/06/2025(1)	$111,094
	YPF S.A.
70,000	0.00%, 01/01/1900(2)	57,400
265,000	6.95%, 07/21/2027(2)	162,975

		331,469

	Azerbaijan - 0.2%
	International Bank of Azerbaijan OJSC
165,000	3.50%, 09/01/2024(2)	157,938

	Bermuda - 0.3%
	Ooredoo International Finance Ltd.
215,000	3.25%, 02/21/2023(2)	224,675

	Brazil - 1.2%
	Banco do Brasil S.A.
270,000	4.75%, 03/20/2024(1)	290,101
	BRF S.A.
305,000	4.88%, 01/24/2030(1)	323,968
	Centrais Eletricas Brasileiras S.A.
200,000	3.63%, 02/04/2025(1)	204,200

		818,269

	British Virgin Islands - 1.6%
	Central American Bottling Corp.
75,000	5.75%, 01/31/2027(1)	79,729
	Gold Fields Orogen Holdings BVI Ltd.
200,000	6.13%, 05/15/2029(2)	242,500
	Huarong Finance Co., Ltd.
270,000	4.50%, 01/01/1900, (4.50% fixed rate until 01/24/2022; 5 year USD CMT + 7.773% thereafter)(2)(3)(4)	274,725
	Sinopec Group Overseas Development Ltd.
250,000	2.70%, 05/13/2030(1)	258,460
	Yingde Gases Investment Ltd.
200,000	6.25%, 01/19/2023(2)	206,212

		1,061,626

	Cayman Islands - 2.9%
	ADCB Finance Cayman Ltd.
265,000	4.00%, 03/29/2023(1)	282,013
	Bioceanico Sovereign Certificate Ltd.
201,736	0.00%, 06/05/2034(1)(5)	155,740
	Country Garden Holdings Co., Ltd.
205,000	5.63%, 01/14/2030(2)	226,609
	Lamar Funding Ltd.
200,000	3.96%, 05/07/2025(2)	197,394
	Sparc EM SPC Panama Metro
134,426	0.00%, 12/05/2022(2)(5)	130,730
	Tencent Holdings Ltd.
200,000	2.39%, 06/03/2030(1)	201,804
	Vale Overseas Ltd.
135,000	3.75%, 07/08/2030	147,973
	Wynn Macau Ltd.
200,000	5.50%, 01/15/2026(2)	206,440
200,000	5.50%, 01/15/2026(1)	206,440
	Yuzhou Group Holdings Co., Ltd.
200,000	7.70%, 02/20/2025(2)	211,736

		1,966,879

	Chile - 1.1%
	Embotelladora Andina S.A.
200,000	5.00%, 10/01/2023(2)	219,840
	Empresa Nacional de Telecomunicaciones S.A.
250,000	4.75%, 08/01/2026(2)	278,668

The Hartford Emerging Markets Local Debt Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Engie Energia Chile S.A.
	$200,000	4.50%, 01/29/2025(2)	$220,672

			719,180

		China - 0.7%
		China Development Bank Financial Leasing Co., Ltd.
	200,000	2.88%, 09/28/2030, (2.88% fixed rate until 09/28/2025; 5 year USD CMT + 2.750% thereafter)(2)(4)	205,504
		Industrial & Commercial Bank of China Ltd.
	225,000	4.88%, 09/21/2025(1)	256,000

			461,504

		Colombia - 1.1%
		Bancolombia S.A.
	200,000	3.00%, 01/29/2025	206,002
		Ecopetrol S.A.
	250,000	6.88%, 04/29/2030	311,250
		Transportadora de Gas Internacional S.A. ESP
	225,000	5.55%, 11/01/2028(1)	261,280

			778,532

		Hong Kong - 0.8%
		CMB Wing Lung Bank Ltd.
	275,000	3.75%, 11/22/2027, (3.75% fixed rate until 11/22/2022; 5 year USD CMT + 1.750% thereafter)(2)(4)	282,150
		Nanyang Commercial Bank Ltd.
	250,000	3.80%, 11/20/2029, (3.80% fixed rate until 11/20/2024; 5 year USD CMT + 2.180% thereafter)(2)(4)	262,464

			544,614

		India - 0.5%
		Bharti Airtel Ltd.
	285,000	4.38%, 06/10/2025(2)	310,530

		Indonesia - 0.2%
		Wijaya Karya Persero Tbk PT
IDR	2,040,000,000	7.70%, 01/31/2021(1)	145,403

		Ireland - 0.6%
		Borets Finance DAC
	$200,000	6.00%, 09/17/2026(1)	208,680
		PJSC Koks via IMH Capital DAC
	200,000	5.90%, 09/23/2025(1)	213,000

			421,680

		Israel - 0.9%
		Delek & Avner Tamar Bond Ltd.
	165,000	5.08%, 12/30/2023(1)	172,207
		Israel Electric Corp. Ltd.
	200,000	4.25%, 08/14/2028(1)(2)	227,850
		Leviathan Bond Ltd.
	50,000	6.50%, 06/30/2027(1)(2)	56,254
	105,000	6.75%, 06/30/2030(1)(2)	119,362

			575,673

		Jersey - 0.3%
		Galaxy Pipeline Assets Bidco Ltd.
	200,000	2.63%, 03/31/2036(1)	201,923

		Luxembourg - 1.3%
		Kernel Holding S.A.
	200,000	6.50%, 10/17/2024(1)	212,374
		Millicom International Cellular S.A.
	200,000	5.13%, 01/15/2028(1)	210,940
		Rumo Luxembourg S.a.r.l.
	200,000	5.25%, 01/10/2028(1)	214,882

The Hartford Emerging Markets Local Debt Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	VTB Bank OJSC Via VTB Capital S.A.
$235,000	6.95%, 10/17/2022(2)	$251,121

		889,317

	Mexico - 2.1%
	Cemex S.A.B. de C.V.
200,000	3.88%, 07/11/2031(1)	200,300
	Infraestructura Energetica Nova S.A.B. de C.V.
205,000	3.75%, 01/14/2028(2)	221,400
	Mexico City Airport Trust
200,000	5.50%, 07/31/2047(2)	200,690
	Petroleos Mexicanos
80,000	6.35%, 02/12/2048	66,900
120,000	6.38%, 01/23/2045	103,320
195,000	7.69%, 01/23/2050	184,369
	Trust Fibra Uno
200,000	6.39%, 01/15/2050(2)	234,200
	Unifin Financiera S.A.B. de C.V.
200,000	9.88%, 01/28/2029(1)	201,580

		1,412,759

	Morocco - 0.4%
	OCP S.A.
275,000	4.50%, 10/22/2025(2)	297,821

	Netherlands - 4.2%
	Embraer Netherlands Finance B.V.
200,000	6.95%, 01/17/2028(1)	225,100
	Greenko Dutch B.V.
250,000	5.25%, 07/24/2024(2)	258,125
	ICTSI Treasury B.V.
240,000	5.88%, 09/17/2025(2)	275,492
	Lukoil Securities B.V.
200,000	3.88%, 05/06/2030(1)	213,200
	Metinvest B.V.
200,000	7.65%, 10/01/2027(1)	215,356
	Minejesa Capital B.V.
270,000	0.00%, 01/01/1900(2)	296,816
	Mong Duong Finance Holdings B.V.
250,000	5.13%, 05/07/2029(1)	253,573
	Petrobras Global Finance B.V.
75,000	6.75%, 06/03/2050	87,757
70,000	6.90%, 03/19/2049	83,635
	Prosus N.V.
330,000	5.50%, 07/21/2025(2)	378,708
	Teva Pharmaceutical Finance Netherlands B.V.
190,000	3.15%, 10/01/2026	181,250
	VEON Holdings B.V.
385,000	4.00%, 04/09/2025(1)	405,694

		2,874,706

	Peru - 1.2%
	Banco de Credito del Peru
225,000	2.70%, 01/11/2025(1)	234,788
	Kallpa Generacion S.A.
295,000	4.13%, 08/16/2027(1)	322,450
	SAN Miguel Industrias Pet S.A.
270,000	4.50%, 09/18/2022(1)	274,460

		831,698

	Saudi Arabia - 0.3%
	Saudi Arabian Oil Co.
200,000	4.25%, 04/16/2039(2)	229,250

	Singapore - 1.3%
	BOC Aviation Ltd.
205,000	3.88%, 04/27/2026(1)	224,010

The Hartford Emerging Markets Local Debt Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Jollibee Worldwide Pte Ltd.
	$200,000	4.75%, 06/24/2030(2)	$202,779
		United Overseas Bank Ltd.
	270,000	2.88%, 03/08/2027, (2.88% fixed rate until 03/08/2022; 5 year USD Swap + 1.654% thereafter)(2)(4)	274,452
		Vena Energy Capital Pte Ltd.
	200,000	3.13%, 02/26/2025(2)	201,984

			903,225

		South Korea - 0.6%
		Shinhan Bank Co., Ltd.
	365,000	3.75%, 09/20/2027(1)	407,939

		Thailand - 0.3%
		Bangkok Bank PCL
	200,000	3.73%, 09/25/2034, (3.73% fixed rate until 09/25/2029; 5 year USD CMT + 1.900% thereafter)(2)(4)	209,697

		United Arab Emirates - 1.1%
		Acwa Power Management And Investments One Ltd.
	200,000	5.95%, 12/15/2039(2)	237,760
		Emirates SembCorp Water and Power Co. PJSC
	220,000	4.45%, 08/01/2035(1)	257,400
		Tabreed Sukuk Spc Ltd.
	225,000	5.50%, 10/31/2025(2)	261,701

			756,861

		United Kingdom - 0.3%
		MARB BondCo plc
	200,000	3.95%, 01/29/2031(1)	199,000

		United States - 0.3%
		DAE Funding LLC
	200,000	3.38%, 03/20/2028(1)	205,750

		Total Corporate Bonds (cost $16,921,582)	$17,937,918

Foreign Government Obligations - 62.8%
		Argentina - 1.5%
		Argentina Treasury Bond
ARS	5,386,087	1.20%, 03/18/2022(6)	61,839
		Argentine Bonos del Tesoro
	5,840,763	15.50%, 10/17/2026(7)	23,411
	8,645,000	16.00%, 10/17/2023(7)	52,311
	127,125	18.20%, 10/03/2021(7)	1,278
		Argentine Republic Government International Bond
	$379,604	0.13%, 07/09/2030(8)	145,297
	1,311,855	0.13%, 07/09/2035(8)	448,340
	73,605	1.00%, 07/09/2029	30,546
		Autonomous City of Buenos Aires Argentina
	91,800	8.95%, 02/19/2021(2)	87,211
ARS	3,970,000	37.33%, 03/29/2024, BADLAR + 3.250%(9)	40,174
		Provincia de Cordoba
	$187,563	0.00%, 01/01/1900(2)	120,040

			1,010,447

		Brazil - 1.4%
		Brazil Notas do Tesouro Nacional
BRL	16,000	10.00%, 01/01/2025	3,296
	3,285,000	10.00%, 01/01/2027	687,963
	785,000	10.00%, 01/01/2029	165,837
	496,000	10.00%, 01/01/2031	105,242

			962,338

		Chile - 0.6%
		Bonos de la Tesoreria de la Republica en pesos
CLP	165,000,000	5.00%, 03/01/2035	269,489

The Hartford Emerging Markets Local Debt Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	70,000,000	6.00%, 01/01/2043	$127,751

			397,240

		China - 6.8%
		China Government Bond
CNY	1,770,000	1.99%, 04/09/2025	262,599
	12,600,000	2.68%, 05/21/2030	1,860,805
	2,910,000	2.85%, 06/04/2027	441,942
	3,790,000	3.13%, 11/21/2029	579,915
	2,330,000	3.25%, 11/22/2028	362,234
	3,830,000	3.27%, 11/19/2030	596,489
	1,500,000	3.28%, 12/03/2027	233,503
	2,160,000	3.29%, 05/23/2029	336,899

			4,674,386

		Colombia - 3.2%
		Colombian TES
COP	877,000,000	5.75%, 11/03/2027	259,635
	164,900,000	6.00%, 04/28/2028	49,263
	2,500,700,000	7.25%, 10/18/2034	769,730
	1,783,600,000	7.25%, 10/26/2050	528,977
	353,400,000	7.50%, 08/26/2026	114,807
	293,500,000	7.75%, 09/18/2030	95,556
	1,100,500,000	10.00%, 07/24/2024	376,614

			2,194,582

		Croatia - 0.7%
		Croatia Government International Bond
EUR	320,000	3.00%, 03/20/2027(2)	451,550

		Czech Republic - 2.1%
		Czech Republic Government Bond
CZK	5,140,000	0.95%, 05/15/2030(2)	232,144
	3,200,000	1.20%, 03/13/2031	146,333
	13,670,000	2.50%, 08/25/2028(2)	699,939
	7,150,000	2.75%, 07/23/2029	375,399

			1,453,815

		Hungary - 2.4%
		Hungary Government Bond
HUF	23,820,000	1.50%, 04/22/2026	80,977
	71,240,000	2.25%, 04/20/2033	244,213
	28,280,000	2.75%, 12/22/2026	102,689
	44,420,000	3.00%, 10/27/2027	164,360
	53,340,000	3.00%, 08/21/2030	196,752
	18,660,000	6.75%, 10/22/2028	86,127
		Hungary Government International Bond
EUR	595,000	1.63%, 04/28/2032(2)	785,300

			1,660,418

		Indonesia - 4.9%
		Indonesia Treasury Bond
IDR	1,930,000,000	5.50%, 04/15/2026	139,433
	6,867,000,000	6.50%, 06/15/2025	510,444
	5,145,000,000	6.50%, 02/15/2031	373,132
	432,000,000	6.63%, 05/15/2033	30,965
	2,597,000,000	7.00%, 05/15/2027	195,969
	1,116,000,000	7.00%, 09/15/2030	83,377
	3,465,000,000	7.50%, 08/15/2032	261,483
	2,327,000,000	7.50%, 06/15/2035	176,696
	4,915,000,000	7.50%, 05/15/2038	365,577
	5,615,000,000	7.50%, 04/15/2040	427,428
	510,000,000	8.25%, 05/15/2029	40,889
	3,748,000,000	8.25%, 06/15/2032	298,363
	130,000,000	8.25%, 05/15/2036	10,354
	2,251,000,000	8.38%, 04/15/2039	183,026

The Hartford Emerging Markets Local Debt Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	2,313,000,000	8.75%, 05/15/2031	$191,568
	984,000,000	9.00%, 03/15/2029	81,842

			3,370,546

		Macedonia - 0.2%
		North Macedonia Government International Bond
EUR	110,000	3.68%, 06/03/2026(1)	149,176

		Malaysia - 5.6%
		Malaysia Government Bond
MYR	1,725,000	3.48%, 06/14/2024	447,374
	155,000	3.76%, 04/20/2023	39,892
	875,000	3.83%, 07/05/2034	227,797
	1,050,000	3.89%, 08/15/2029	283,476
	255,000	3.90%, 11/16/2027	68,757
	480,000	3.91%, 07/15/2026	128,829
	810,000	3.96%, 09/15/2025	216,721
	7,650,000	4.05%, 09/30/2021	1,920,507
	55,000	4.64%, 11/07/2033	15,372
	320,000	4.76%, 04/07/2037	90,888
		Malaysia Government Investment Issue
	700,000	3.66%, 10/15/2024	183,195
	455,000	3.73%, 03/31/2026	120,825
	35,000	4.13%, 08/15/2025	9,387
	340,000	4.13%, 07/09/2029	92,853

			3,845,873

		Mexico - 5.0%
		Mexican Bonos
MXN	759,900	5.75%, 03/05/2026	38,925
	8,866,600	7.75%, 05/29/2031	505,927
	7,478,100	7.75%, 11/13/2042	414,427
	3,787,400	8.00%, 11/07/2047	215,151
	14,602,400	8.50%, 11/18/2038	870,132
		Mexico Cetes
	9,838,830	0.00%, 04/22/2021(5)	473,465
	9,411,880	0.00%, 11/18/2021(5)	442,226
	10,471,640	0.00%, 10/06/2022(5)	474,556

			3,434,809

		Oman - 0.3%
		Oman Government International Bond
	$200,000	7.00%, 01/25/2051(1)	202,120

		Peru - 1.3%
		Peru Government Bond
PEN	550,000	5.40%, 08/12/2034	165,507
	95,000	5.94%, 02/12/2029	31,952
	645,000	6.15%, 08/12/2032	212,962
	790,000	6.90%, 08/12/2037	263,751
	500,000	8.20%, 08/12/2026	185,167

			859,339

		Poland - 1.6%
		Republic of Poland Government Bond
PLN	475,000	1.25%, 10/25/2030	128,178
	2,545,000	2.50%, 07/25/2026	755,780
	795,000	3.25%, 07/25/2025	240,111

			1,124,069

		Romania - 3.2%
		Romania Government Bond
RON	950,000	3.65%, 07/28/2025	250,998
	620,000	3.65%, 09/24/2031	164,821
	1,350,000	4.15%, 01/26/2028	370,797
	1,450,000	4.75%, 02/24/2025	397,582
	1,155,000	4.85%, 04/22/2026	323,964

The Hartford Emerging Markets Local Debt Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	60,000	5.00%, 02/12/2029	$17,554
		Romanian Government International Bond
EUR	115,000	2.00%, 01/28/2032(2)	145,178
	140,000	2.63%, 12/02/2040(1)	177,080
	100,000	2.88%, 03/11/2029(2)	136,643
	115,000	3.62%, 05/26/2030(1)	166,052

			2,150,669

		Russia - 5.3%
		Russian Federal Bond - OFZ
RUB	15,930,000	6.00%, 10/06/2027	211,283
	23,995,000	6.90%, 05/23/2029	332,940
	11,460,000	7.00%, 08/16/2023	158,741
	28,480,000	7.05%, 01/19/2028	399,627
	2,860,000	7.15%, 11/12/2025	40,317
	12,370,000	7.25%, 05/10/2034	173,422
	10,230,000	7.40%, 07/17/2024	144,227
	49,950,000	7.65%, 04/10/2030	727,232
	6,245,000	7.70%, 03/23/2033	90,770
	3,975,000	7.75%, 09/16/2026	57,522
	20,950,000	7.95%, 10/07/2026	306,190
	24,755,000	8.15%, 02/03/2027	366,200
	40,465,000	8.50%, 09/17/2031	625,914

			3,634,385

		Saudi Arabia - 0.3%
		Saudi Government International Bond
	$200,000	2.25%, 02/02/2033(1)	197,588

		Serbia - 1.2%
		Serbia International Bond
EUR	585,000	3.13%, 05/15/2027(1)	792,257

		South Africa - 4.3%
		Republic of South Africa Government Bond
ZAR	8,101,770	6.50%, 02/28/2041	350,586
	1,825,000	7.00%, 02/28/2031	103,201
	4,245,000	8.00%, 01/31/2030	267,879
	15,570,000	8.25%, 03/31/2032	931,914
	3,955,000	8.50%, 01/31/2037	218,103
	2,805,000	8.75%, 01/31/2044	152,244
	3,210,000	8.88%, 02/28/2035	187,898
	7,944,000	9.00%, 01/31/2040	448,345
	3,325,000	10.50%, 12/21/2026	259,932

			2,920,102

		Supranational - 3.4%
		Asian Development Bank
	20,300,000	0.00%, 04/30/2040(5)	217,637
IDR	4,580,000,000	7.80%, 03/15/2034	370,983
		European Bank for Reconstruction & Development
MXN	28,000,000	0.00%, 01/29/2033(5)	577,265
IDR	1,607,600,000	4.60%, 12/09/2025	109,231
	5,800,000,000	5.60%, 01/30/2025	422,288
	962,700,000	6.45%, 12/13/2022	70,710
		European Investment Bank
	1,490,000,000	5.75%, 01/24/2025(2)	109,451
		International Finance Corp.
TRY	1,000,000	0.00%, 05/09/2027(5)	61,665
MXN	9,600,000	0.00%, 01/29/2036(5)	150,723
	15,500,000	0.00%, 02/22/2038(5)	237,956

			2,327,909

		Thailand - 5.4%
		Thailand Government Bond
THB	5,643,300	1.20%, 07/14/2021(2)(6)	188,519

The Hartford Emerging Markets Local Debt Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount				Market Value†
	9,235,533	1.25%, 03/12/2028(2)(6)		$310,243
	7,352,000	1.60%, 12/17/2029		253,837
	2,065,000	1.60%, 06/17/2035		69,672
	16,830,000	2.88%, 12/17/2028		637,407
	4,030,000	3.30%, 06/17/2038		165,277
	5,540,000	3.40%, 06/17/2036		230,708
	7,280,000	3.65%, 06/20/2031		297,566
	19,370,000	3.78%, 06/25/2032		806,668
	16,100,000	3.85%, 12/12/2025		618,297
	1,770,000	4.88%, 06/22/2029		76,522

				3,654,716

		Turkey - 1.4%
		Turkey Government Bond
TRY	6,210,000	11.70%, 11/13/2030		809,216
		Turkey Government International Bond
	$200,000	4.88%, 04/16/2043		169,370

				978,586

		Uruguay - 0.7%
		Uruguay Government International Bond
UYU	18,055,000	8.50%, 03/15/2028(2)		450,095

		Total Foreign Government Obligations (cost $42,246,947)		$42,897,015

		Total Long-Term Investments (cost $59,168,529)		$60,834,933

Short-Term Investments - 5.5%
		Repurchase Agreements - 5.5%
	3,770,127	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $3,770,133; collateralized by U.S. Treasury Bond at 3.000%, maturing 05/15/2047, with a market value of $3,845,536		3,770,127

		Total Short-Term Investments (cost $3,770,127)		$3,770,127

		Total Investments Excluding Purchased Options (cost $62,938,656)	94.6%	$64,605,060
		Total Purchased Options (cost $131,285)	0.1%	$71,082

		Total Investments (cost $63,069,941)	94.7%	$64,676,142
		Other Assets and Liabilities	5.3%	3,621,021

		Total Net Assets	100.0%	$68,297,163

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $10,138,577, representing 14.8% of net assets.

(2)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $12,230,937, representing 17.9% of net assets.

(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

The Hartford Emerging Markets Local Debt Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Security is a zero-coupon bond.
(6)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(7)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(8)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(9)	Variable rate security; the rate reported is the coupon rate in effect at January 31, 2021. Base lending rates may be subject to a floor or cap.

OTC Option Contracts Outstanding at January 31, 2021
Description	Counter -party	Exercise Price/FX Rate/Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
USD Call/CAD Put	BNP	1.27 USD	03/16/2021	1,329,000 USD	1,329,000	$16,034	$18,606	$(2,572)
USD Call/CNH Put	MSC	7.06 USD	02/09/2021	721,000 USD	721,000	2	12,827	(12,825)
USD Call/CNH Put	CBK	7.03 USD	02/08/2021	1,461,000 USD	1,461,000	3	25,538	(25,535)
USD Call/CNH Put	GSC	6.55 USD	07/15/2021	672,000 USD	672,000	9,058	10,945	(1,887)
USD Call/RUB Put	GSC	81.45 USD	02/10/2021	724,000 USD	724,000	442	13,184	(12,742)
USD Call/ZAR Put	CBK	15.31 USD	07/06/2021	675,000 USD	675,000	31,888	31,347	541

Total Calls						$57,427	$112,447	$(55,020)

Puts
USD Put/BRL Call	MSC	5.09 USD	04/26/2021	1,337,000 USD	1,337,000	$13,655	$18,838	$(5,183)

Total purchased OTC option contracts						$71,082	$131,285	$(60,203)

Description	Counter -party	Exercise Price/FX Rate/Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Calls
USD Call/CAD Put	BNP	1.31 USD	03/16/2021	(1,329,000) USD	(1,329,000)	$(4,388)	$(7,177)	$2,789
USD Call/CNH Put	CBK	7.27 USD	02/08/2021	(2,921,000) USD	(2,921,000)	(3)	(22,127)	22,124
USD Call/CNH Put	MSC	7.31 USD	02/09/2021	(721,000) USD	(721,000)	—	(5,562)	5,562
USD Call/CNH Put	GSC	6.76 USD	07/15/2021	(672,000) USD	(672,000)	(3,771)	(4,720)	949
USD Call/ZAR Put	CBK	16.74 USD	07/06/2021	(675,000) USD	(675,000)	(13,225)	(13,453)	228

Total Calls						$(21,387)	$(53,039)	$31,652

Written option contracts:
Puts
USD Put/BRL Call	MSC	5.43 USD	04/26/2021	(1,337,000) USD	(1,337,000)	$(43,703)	$(54,122)	$10,419
USD Put/BRL Call	JPM	5.54 USD	07/09/2021	(1,000,000) USD	(1,000,000)	(53,713)	(53,268)	(445)
USD Put/CLP Call	GSC	689.00 USD	07/19/2021	(1,340,000) USD	(1,340,000)	(14,899)	(16,498)	1,599
USD Put/MXN Call	CBK	19.81 USD	02/08/2021	(651,000) USD	(651,000)	(392)	(6,982)	6,590
USD Put/PLN Call	CBK	3.59 USD	07/15/2021	(672,000) USD	(672,000)	(6,180)	(6,209)	29
USD Put/RUB Call	GSC	70.53 USD	02/10/2021	(724,000) USD	(724,000)	(33)	(10,016)	9,983
USD Put/TRY Call	MSC	7.42 USD	02/19/2021	(667,000) USD	(667,000)	(13,077)	(7,527)	(5,550)

Total Puts						$(131,997)	$(154,622)	$22,625

Total written OTC option contracts						$(153,384)	$(207,661)	$54,277

The Hartford Emerging Markets Local Debt Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Futures Contracts Outstanding at January 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	7	03/31/2021	$1,546,836	$1,166
U.S. Treasury 5-Year Note Future	26	03/31/2021	3,272,750	(1,679)
U.S. Treasury Ultra Bond Future	2	03/22/2021	409,438	(18,965)

Total				$(19,478)

Short position contracts:
Euro-BOBL Future	2	03/08/2021	$328,265	$(124)
Euro-BUND Future	11	03/08/2021	2,366,118	(832)
U.S. Treasury 10-Year Note Future	36	03/22/2021	4,933,125	24,923
U.S. Treasury Long Bond Future	2	03/22/2021	337,438	3,903

Total				$27,870

Total futures contracts				$8,392

OTC Interest Rate Swap Contracts Outstanding at January 31, 2021

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
BNP	0.80% Fixed	6 Mo. THBFIX	THB	24,105,000	03/17/2026	Semi-Annual	$—	$—	$(2,365)	$(2,365)
BOA	6 Mo. THBFIX	1.21% Fixed	THB	3,750,000	03/17/2031	Semi-Annual	—	—	332	332
CBK	CLICP Camara Promedio A	0.89% Fixed	CLP	982,410,000	03/17/2023	Semi-Annual	—	—	2,282	2,282
GSC	BZDIOVRA	5.58% Fixed	BRL	5,185,732	01/02/2024	At Maturity	—	—	7,555	7,555
GSC	BZDIOVRA	6.50% Fixed	BRL	1,469,266	01/02/2025	At Maturity	—	—	4,988	4,988
GSC	BZDIOVRA	5.83% Fixed	BRL	744,120	01/02/2025	At Maturity	—	—	1,316	1,316
GSC	BZDIOVRA	7.07% Fixed	BRL	1,320,970	01/04/2027	At Maturity	—	—	2,938	2,938
GSC	1.73% Fixed	CLICP Camara Promedio A	CLP	799,250,000	03/17/2026	Semi-Annual	—	—	(4,354)	(4,354)
GSC	1.85% Fixed	CLICP Camara Promedio A	CLP	1,184,548,000	03/17/2026	Semi-Annual	—	—	(16,526)	(16,526)
GSC	1.86% Fixed	CLICP Camara Promedio A	CLP	400,275,000	03/17/2026	Semi-Annual	—	—	(5,785)	(5,785)
GSC	1.89% Fixed	CLICP Camara Promedio A	CLP	951,827,000	03/17/2026	Semi-Annual	—	—	(15,660)	(15,660)
GSC	CLICP Camara Promedio A	1.04% Fixed	CLP	1,459,477,000	03/17/2023	Semi-Annual	—	—	9,299	9,299
GSC	CLICP Camara Promedio A	1.05% Fixed	CLP	935,278,000	03/17/2023	Semi-Annual	—	—	6,343	6,343
GSC	CLICP Camara Promedio A	0.91% Fixed	CLP	1,572,795,000	03/17/2023	Semi-Annual	—	—	4,643	4,643
GSC	CLICP Camara Promedio A	2.83% Fixed	CLP	72,100,000	03/17/2031	Semi-Annual	—	—	1,673	1,673

The Hartford Emerging Markets Local Debt Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

GSC	CLICP Camara Promedio A	2.71% Fixed	CLP	148,255,000	03/17/2031	Semi-Annual	—	—	1,233	1,233
JPM	7 Day CNY Repo Rate	2.88% Fixed	CNY	1,585,000	03/17/2026	Quarterly	—	—	1,168	1,168
JPM	BZDIOVRA	5.89% Fixed	BRL	305,392	01/02/2025	At Maturity	—	—	(242)	(242)
JPM	CLICP Camara Promedio A	1.06% Fixed	CLP	542,430,000	03/17/2024	Semi-Annual	—	—	—	—
MSC	4.36% Fixed	3 Mo. Banco Central De La Republica	COP	1,969,515,000	03/17/2031	Quarterly	$—	$—	$(9,312)	$(9,312)
MSC	BZDIOVRA	7.04% Fixed	BRL	30,391	07/03/2023	At Maturity	—	—	439	439
MSC	BZDIOVRA	8.40% Fixed	BRL	643,408	01/02/2025	At Maturity	—	—	11,648	11,648
MSC	1.72% Fixed	CLICP Camara Promedio A	CLP	135,755,000	03/17/2026	Semi-Annual	—	—	(724)	(724)
MSC	1.72% Fixed	CLICP Camara Promedio A	CLP	805,705,000	03/17/2026	Semi-Annual	—	—	(3,960)	(3,960)
MSC	1.88% Fixed	CLICP Camara Promedio A	CLP	687,960,000	03/17/2026	Semi-Annual	—	—	(10,630)	(10,630)
MSC	CLICP Camara Promedio A	0.90% Fixed	CLP	1,051,420,000	03/17/2023	Semi-Annual	—	—	2,673	2,673
MSC	CLICP Camara Promedio A	2.81% Fixed	CLP	608,495,000	03/17/2031	Semi-Annual	—	—	12,880	12,880
MSC	CLICP Camara Promedio A	2.67% Fixed	CLP	513,505,000	03/17/2031	Semi-Annual	—	—	2,103	2,103

Total OTC interest rate swap contracts							$—	$—	$3,955	$3,955

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2021

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	4.49% Fixed	MXN	9,250,000	09/29/2022	Monthly	$—	$—	$2,096	$2,096
1 Mo. MXN TIIE	5.10% Fixed	MXN	23,010,000	08/19/2025	Monthly	—	—	(21,255)	(21,255)
1 Mo. MXN TIIE	5.81% Fixed	MXN	6,980,000	08/13/2030	Monthly	—	—	9,262	9,262
1 Mo. MXN TIIE	4.31% Fixed	MXN	9,035,000	12/09/2021	Monthly	—	—	(326)	(326)
1 Mo. MXN TIIE	7.24% Fixed	MXN	5,150,000	07/15/2022	Monthly	—	—	11,298	11,298
1 Mo. MXN TIIE	4.68% Fixed	MXN	7,220,000	01/15/2026	Monthly	—	—	(936)	(936)
1 Mo. MXN TIIE	5.56% Fixed	MXN	11,595,000	11/13/2030	Monthly	—	—	2,996	2,996
3 Mo. ZAR JIBAR	3.99% Fixed	ZAR	6,480,000	03/17/2023	Quarterly	—	—	884	884
3 Mo. ZAR JIBAR	5.21% Fixed	ZAR	110,145,000	03/17/2026	Quarterly	—	—	(60,230)	(60,230)
3 Mo. ZAR JIBAR	6.97% Fixed	ZAR	65,335,000	03/17/2031	Quarterly	—	—	59,614	59,614
6 Mo. CZK PRIBOR	0.73% Fixed	CZK	9,925,000	03/17/2023	Annual	—	—	(185)	(185)
6 Mo. CZK PRIBOR	0.74% Fixed	CZK	42,960,000	03/17/2023	Annual	—	—	(1,216)	(1,216)
6 Mo. CZK PRIBOR	0.74% Fixed	CZK	137,830,000	03/17/2023	Annual	—	—	(2,924)	(2,924)
6 Mo. CZK PRIBOR	1.08% Fixed	CZK	23,725,000	03/17/2026	Annual	—	—	(1,691)	(1,691)
6 Mo. CZK PRIBOR	0.95% Fixed	CZK	20,065,000	03/17/2026	Annual	—	—	(7,547)	(7,547)
6 Mo. CZK PRIBOR	1.06% Fixed	CZK	104,310,000	03/17/2026	Annual	—	—	(11,104)	(11,104)
6 Mo. CZK PRIBOR	1.20% Fixed	CZK	19,760,000	03/17/2031	Annual	—	—	10,274	10,274
6 Mo. CZK PRIBOR	1.22% Fixed	CZK	13,080,000	03/17/2031	Annual	—	—	5,292	5,292
6 Mo. CZK PRIBOR	1.18% Fixed	CZK	5,175,000	03/17/2031	Annual	—	—	3,109	3,109
6 Mo. CZK PRIBOR	1.19% Fixed	CZK	2,085,000	03/17/2031	Annual	—	—	1,180	1,180
6 Mo. HUF BUBOR	1.35% Fixed	HUF	383,685,000	03/17/2026	Annual	—	—	1,488	1,488
6 Mo. HUF BUBOR	1.84% Fixed	HUF	146,865,000	03/17/2031	Annual	—	—	(2,105)	(2,105)
6 Mo. PLN WIBOR	0.29% Fixed	PLN	4,185,000	03/17/2023	Annual	—	—	(127)	(127)

The Hartford Emerging Markets Local Debt Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

6 Mo. PLN WIBOR	0.79% Fixed	PLN	3,410,000	03/17/2026	Annual	—	—	(2,316)	(2,316)
6 Mo. PLN WIBOR	1.23% Fixed	PLN	830,000	03/17/2031	Annual	—	—	(189)	(189)
6 Mo. PLN WIBOR	1.22% Fixed	PLN	475,000	03/17/2031	Annual	—	—	(207)	(207)

Total centrally cleared interest rate swap contracts						$—	$—	$(4,865)	$(4,865)

Foreign Currency Contracts Outstanding at January 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,190,000	AUD	892,690	USD	BOA	03/17/2021	$17,018	$—
180,000	AUD	139,855	USD	BNP	03/17/2021	—	(2,252)
790,000	AUD	607,385	USD	GSC	03/17/2021	925	(4,386)
2,270,000	BRL	428,504	USD	JPM	02/08/2021	—	(13,695)
420,000	BRL	78,534	USD	DEUT	03/02/2021	—	(1,837)
1,000,000	BRL	189,268	USD	MSC	03/02/2021	—	(6,656)
1,360,000	BRL	258,870	USD	BNP	03/02/2021	—	(10,518)
1,960,000	BRL	374,622	USD	CBK	03/02/2021	—	(16,702)
24,494,000	BRL	4,525,325	USD	JPM	03/02/2021	—	(52,415)
2,050,000	BRL	395,112	USD	JPM	03/08/2021	—	(20,824)
2,140,000	BRL	394,434	USD	MSC	04/28/2021	—	(4,305)
3,319,000	BRL	598,849	USD	JPM	07/13/2021	3,677	—
50,000	CAD	39,210	USD	GSC	03/17/2021	—	(105)
1,729,000	CAD	1,358,270	USD	BNP	03/17/2021	—	(6,011)
192,373,000	CLP	255,509	USD	MSC	02/10/2021	6,346	—
223,080,000	CLP	286,183	USD	MSC	03/01/2021	17,532	—
1,151,335,000	CLP	1,563,649	USD	HSBC	03/17/2021	5,852	(1,778)
137,166,000	CLP	193,669	USD	BOA	03/17/2021	—	(6,896)
241,200,000	CLP	335,764	USD	CBK	03/17/2021	—	(7,332)
250,698,000	CLP	342,297	USD	GSC	07/21/2021	—	(653)
1,151,000	CNH	163,773	USD	CBK	02/10/2021	14,622	—
1,404,000	CNH	198,867	USD	MSC	02/18/2021	18,620	—
12,533,912	CNH	1,917,862	USD	BNP	03/17/2021	19,488	(1)
5,126,000	CNH	786,022	USD	GSC	03/17/2021	6,296	—
3,385,000	CNH	520,027	USD	MSC	03/17/2021	3,188	—
585,000	CNH	90,383	USD	BCLY	03/17/2021	40	—
724,100,000	COP	200,637	USD	CSFB	03/17/2021	1,905	—
1,171,500,000	COP	326,042	USD	HSBC	03/17/2021	1,646	—
261,100,000	COP	74,974	USD	CBK	03/17/2021	—	(1,940)
448,300,000	COP	129,400	USD	BNP	03/17/2021	—	(4,003)
6,185,800,000	COP	1,806,255	USD	RBS	03/17/2021	—	(75,988)
21,919,000	CZK	1,014,377	USD	GSC	03/17/2021	8,342	(536)
9,842,000	CZK	455,975	USD	DEUT	03/17/2021	3,001	—
3,920,000	CZK	181,905	USD	BNP	03/17/2021	902	—
7,200,000	CZK	338,505	USD	BOA	03/17/2021	—	(2,737)
5,020,000	EGP	305,818	USD	GSC	04/13/2021	7,330	—
99,000	EUR	119,845	USD	GSC	03/17/2021	425	—
277,000	EUR	339,598	USD	BNP	03/17/2021	—	(3,086)
438,000	EUR	537,562	USD	BCLY	03/17/2021	—	(5,460)
579,516,000	HUF	1,965,166	USD	BNP	03/17/2021	3,819	—
150,428,000	HUF	508,261	USD	GSC	03/17/2021	2,939	(100)
53,061,000	HUF	181,380	USD	RBS	03/17/2021	—	(1,098)
27,800,000	HUF	95,865	USD	CBK	03/17/2021	—	(1,410)
34,311,148,000	IDR	2,419,807	USD	BNP	03/17/2021	18,848	(3,335)
3,682,000,000	IDR	259,394	USD	GSC	03/17/2021	1,946	—
70,260,000	INR	947,140	USD	BNP	03/17/2021	10,032	—
10,990,000	INR	148,966	USD	GSC	03/17/2021	753	—
132,000,000	KZT	306,143	USD	GSC	03/17/2021	2,175	(516)
3,760,000	MXN	180,585	USD	CBK	02/10/2021	2,644	—
3,355,000	MXN	165,407	USD	UBS	03/17/2021	—	(2,571)
31,992,000	MXN	1,602,274	USD	GSC	03/17/2021	—	(49,524)
45,295,000	MXN	2,265,090	USD	BOA	03/17/2021	—	(66,673)
4,068,000	MYR	1,001,039	USD	BNP	03/17/2021	4,365	(723)
400,000	NZD	288,085	USD	GSC	03/17/2021	1,046	(1,689)
595,000	NZD	429,268	USD	BNP	03/17/2021	—	(1,698)
996,000	PEN	275,824	USD	CBK	03/17/2021	—	(2,020)

The Hartford Emerging Markets Local Debt Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

26,659,000	PHP	552,053	USD	JPM	03/17/2021	2,187	—
275,000	PLN	73,672	USD	CBK	03/17/2021	196	—
483,000	PLN	131,341	USD	DEUT	03/17/2021	—	(1,603)
1,005,000	PLN	273,117	USD	GSC	03/17/2021	—	(3,166)
16,636,000	PLN	4,546,100	USD	MSC	03/17/2021	—	(77,526)
620,000	PLN	165,219	USD	CBK	07/19/2021	1,531	—
1,740,000	RON	431,885	USD	BNP	03/17/2021	815	(168)
350,000	RON	88,463	USD	GSC	03/17/2021	—	(1,459)
23,366,000	RUB	311,318	USD	GSC	02/11/2021	—	(2,947)
892,000	RUB	12,031	USD	BCLY	03/17/2021	—	(305)
7,710,000	RUB	101,695	USD	CBK	03/17/2021	—	(341)
1,900,000	RUB	25,548	USD	BNP	03/17/2021	—	(571)
11,230,000	RUB	148,545	USD	GSC	03/17/2021	—	(918)
148,618,000	RUB	2,006,918	USD	BOA	03/17/2021	—	(53,226)
210,000	SGD	158,007	USD	BNP	03/17/2021	74	—
66,670,000	THB	2,220,853	USD	SCB	03/17/2021	6,371	—
6,160,000	THB	205,436	USD	GSC	03/17/2021	$349	$—
3,870,000	THB	129,146	USD	HSBC	03/17/2021	138	—
1,372,000	TRY	174,555	USD	MSC	02/22/2021	11,383	—
10,625,500	TRY	1,303,886	USD	BCLY	03/17/2021	121,292	—
2,870,000	TRY	368,206	USD	GSC	03/17/2021	16,742	—
310,000	TRY	40,246	USD	JPM	03/17/2021	1,334	—
431,643	USD	560,000	AUD	GSC	03/17/2021	3,545	—
124,317	USD	165,000	AUD	BNP	03/17/2021	—	(1,819)
1,303,028	USD	1,737,000	AUD	BOA	03/17/2021	—	(24,841)
192,433	USD	1,060,000	BRL	JPM	02/08/2021	—	(1,266)
291,173	USD	1,493,000	BRL	BNP	03/02/2021	18,533	—
688,291	USD	3,723,000	BRL	CBK	03/02/2021	8,424	—
156,309	USD	830,000	BRL	UBS	03/02/2021	4,740	—
152,021	USD	820,000	BRL	GSC	03/02/2021	2,279	—
182,482	USD	1,000,000	BRL	DEUT	03/02/2021	—	(131)
288,801	USD	1,564,000	BRL	MSC	03/08/2021	3,246	—
365,868	USD	465,000	CAD	MSC	03/17/2021	2,189	—
556,137	USD	710,000	CAD	BNP	03/17/2021	1,146	(304)
155,349	USD	200,000	CAD	GSC	03/17/2021	—	(1,072)
244,174	USD	182,178,000	CLP	JPM	02/10/2021	—	(3,804)
628,199	USD	460,470,000	CLP	GSC	03/01/2021	1,286	—
185,894	USD	135,851,000	CLP	GSC	03/17/2021	911	—
153,263	USD	113,300,000	CLP	CBK	03/17/2021	—	(1,012)
488,278	USD	362,200,000	CLP	HSBC	03/17/2021	—	(4,914)
206,616	USD	1,337,000	CNH	JPM	03/17/2021	107	(149)
384,809	USD	2,490,000	CNH	GSC	03/17/2021	444	(510)
625,538	USD	4,067,000	CNH	CBK	03/17/2021	—	(3,092)
823,406	USD	2,870,473,000	COP	HSBC	03/17/2021	20,489	—
157,050	USD	558,000,000	COP	UBS	03/17/2021	969	—
104,141	USD	374,700,000	COP	BNP	03/17/2021	—	(668)
193,131	USD	4,130,000	CZK	GSC	03/17/2021	531	—
3,866,437	USD	3,179,000	EUR	BNP	03/17/2021	4,446	—
806,981	USD	663,000	EUR	GSC	03/17/2021	1,685	(146)
236,847	USD	195,000	EUR	MSC	03/17/2021	—	(48)
164,904	USD	47,800,000	HUF	BOA	03/17/2021	2,497	—
218,873	USD	64,600,000	HUF	GSC	03/17/2021	—	(615)
238,873	USD	70,500,000	HUF	BCLY	03/17/2021	—	(660)
220,359	USD	65,300,000	HUF	BNP	03/17/2021	—	(1,507)
360,097	USD	5,058,000,000	IDR	BNP	03/17/2021	2,095	(1,003)
360,726	USD	5,108,000,000	IDR	GSC	03/17/2021	248	(2,076)
156,736	USD	11,480,000	INR	BNP	03/17/2021	341	—
148,856	USD	10,940,000	INR	GSC	03/17/2021	—	(183)
204,416	USD	15,090,000	INR	HSBC	03/17/2021	—	(1,159)
900,365	USD	18,102,000	MXN	GSC	03/17/2021	21,774	—
809,934	USD	16,280,000	MXN	CBK	03/17/2021	19,776	—
732,260	USD	14,860,000	MXN	UBS	03/17/2021	11,023	—
445,841	USD	9,000,000	MXN	BNP	03/17/2021	9,021	—
37,083	USD	150,000	MYR	BNP	03/17/2021	37	—
432,141	USD	600,000	NZD	GSC	03/17/2021	978	—
413,966	USD	585,000	NZD	SSG	03/17/2021	—	(6,417)

The Hartford Emerging Markets Local Debt Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

21,191	USD	76,000	PEN	CBK	03/17/2021	298	—
833	USD	3,000	PEN	HSBC	03/17/2021	8	—
154,916	USD	7,460,000	PHP	CBK	03/17/2021	—	(177)
77,154	USD	3,730,000	PHP	GSC	03/17/2021	—	(393)
459,067	USD	1,680,000	PLN	BNP	03/17/2021	7,804	—
164,410	USD	595,000	PLN	BOA	03/17/2021	4,588	—
481,038	USD	1,785,000	PLN	GSC	03/17/2021	3,355	(1,784)
103,294	USD	385,000	PLN	DEUT	03/17/2021	—	(121)
996	USD	4,000	RON	BNP	03/17/2021	1	—
473,015	USD	35,010,000	RUB	GSC	03/17/2021	12,784	—
274,679	USD	20,296,000	RUB	BCLY	03/17/2021	7,873	—
168,649	USD	12,620,000	RUB	DEUT	03/17/2021	2,750	—
94,712	USD	7,030,000	RUB	UBS	03/17/2021	2,298	—
167,010	USD	12,570,000	RUB	BOA	03/17/2021	1,769	—
138,991	USD	4,160,000	THB	JPM	03/17/2021	19	—
170,890	USD	5,130,000	THB	HSBC	03/17/2021	—	(486)
94,985	USD	2,860,000	THB	GSC	03/17/2021	—	(558)
62,076	USD	475,000	TRY	JPM	03/17/2021	—	(1,635)
471,379	USD	3,548,000	TRY	GSC	03/17/2021	677	(5,184)
611,704	USD	4,690,000	TRY	BCLY	03/17/2021	—	(17,357)
207,085	USD	8,915,000	UYU	CBK	03/17/2021	—	(2,237)
123,019	USD	1,840,000	ZAR	BOA	03/17/2021	2,190	—
606,464	USD	9,216,000	ZAR	GSC	03/17/2021	2,938	(1,669)
241,000	ZAR	15,815	USD	JPM	03/17/2021	11	—
4,800,000	ZAR	317,208	USD	GSC	03/17/2021	—	(2,003)
27,014,000	ZAR	1,784,657	USD	BNP	03/17/2021	—	(10,704)
2,421,000	ZAR	158,091	USD	CBK	07/08/2021	—	(1,374)
Total Foreign Currency Contracts						$540,257	$(626,781)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KZT	Kazakhstani Tenge

The Hartford Emerging Markets Local Debt Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
BADLAR	Buenos Aires Deposits of Large Amount Rate
CMT	Constant Maturity Treasury Index

Other Abbreviations:
BUBOR	Budapest Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CLICP	Sinacofi Chile Interbank Offered Rate
EM	Emerging Markets
JIBAR	Johannesburg Interbank Agreed Rate
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
PRIBOR	Prague Interbank Offered Rate
PT	Perseroan Terbatas
THBFIX	Thai Baht Interest Rate Fixing
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

The Hartford Emerging Markets Local Debt Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$17,937,918	$—	$17,937,918	$—
Foreign Government Obligations	42,897,015	—	42,897,015	—
Short-Term Investments	3,770,127	—	3,770,127	—
Purchased Options	71,082	—	71,082	—
Foreign Currency Contracts(2)	540,257	—	540,257	—
Futures Contracts(2)	29,992	29,992	—	—
Swaps - Interest Rate(2)	181,006	—	181,006	—

Total	$65,427,397	$29,992	$65,397,405	$—

Liabilities
Foreign Currency Contracts(2)	$(626,781)	$—	$(626,781)	$—
Futures Contracts(2)	(21,600)	(21,600)	—	—
Swaps - Interest Rate(2)	(181,916)	—	(181,916)	—
Written Options	(153,384)	—	(153,384)	—

Total	$(983,681)	$(21,600)	$(962,081)	$—

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The Hartford Equity Income Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.0%
	Banks - 8.2%
4,199,522	Bank of America Corp.	$124,515,827
838,969	JP Morgan Chase & Co.	107,950,141
306,902	PNC Financial Services Group, Inc.	44,046,575
1,294,431	Truist Financial Corp.	62,106,800

		338,619,343

	Capital Goods - 12.7%
341,505	Caterpillar, Inc.	62,440,774
227,533	Deere & Co.	65,711,530
760,652	Eaton Corp. plc	89,528,740
380,550	General Dynamics Corp.	55,819,074
384,096	Honeywell International, Inc.	75,040,836
835,300	Johnson Controls International plc	41,614,646
165,491	Lockheed Martin Corp.	53,258,314
917,545	Raytheon Technologies Corp.	61,227,778
150,844	Trane Technologies plc	21,623,487

		526,265,179

	Consumer Durables & Apparel - 0.7%
375,448	VF Corp.	28,860,688

	Consumer Services - 0.9%
177,843	McDonald’s Corp.	36,962,889

	Diversified Financials - 5.1%
126,934	BlackRock, Inc.	89,013,737
738,199	Blackstone Group, Inc. Class A	49,599,591
1,069,500	Morgan Stanley	71,709,975

		210,323,303

	Energy - 3.9%
728,361	ConocoPhillips	29,156,291
584,231	Kinder Morgan, Inc.	8,225,972
634,066	Phillips 66	42,989,675
288,772	Pioneer Natural Resources Co.	34,912,535
1,063,927	TC Energy Corp.	45,602,220

		160,886,693

	Food, Beverage & Tobacco - 8.2%
1,235,343	Archer-Daniels-Midland Co.	61,779,504
617,000	Kellogg Co.	36,365,980
1,361,196	Mondelez International, Inc. Class A	75,464,706
365,000	Nestle S.A. ADR	40,989,500
301,535	PepsiCo., Inc.	41,180,635
1,027,862	Philip Morris International, Inc.	81,869,208

		337,649,533

	Health Care Equipment & Services - 7.7%
320,800	Becton Dickinson and Co.	83,982,232
1,008,433	Medtronic plc	112,268,846
369,798	UnitedHealth Group, Inc.	123,357,217

		319,608,295

	Household & Personal Products - 2.1%
352,518	Procter & Gamble Co.	45,196,333
697,368	Unilever plc ADR	40,684,449

		85,880,782

	Insurance - 6.2%
584,053	Chubb Ltd.	85,079,000
1,746,885	MetLife, Inc.	84,112,513
784,293	Progressive Corp.	68,382,507
149,791	Travelers Cos., Inc.	20,416,513

		257,990,533

	Materials - 2.5%
400,790	Celanese Corp.	48,956,499

The Hartford Equity Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
403,638	PPG Industries, Inc.	$54,374,075

		103,330,574

	Media & Entertainment - 3.2%
2,664,661	Comcast Corp. Class A	132,087,246

	Pharmaceuticals, Biotechnology & Life Sciences - 11.1%
848,778	AstraZeneca plc ADR(1)	42,948,167
290,919	Eli Lilly & Co.	60,502,424
857,792	Johnson & Johnson	139,931,609
422,175	Merck & Co., Inc.	32,537,027
519,062	Novartis AG	46,998,521
2,563,045	Pfizer, Inc.	92,013,316
131,990	Roche Holding AG	45,551,303

		460,482,367

	Real Estate - 2.5%
640,023	Crown Castle International Corp. REIT	101,930,063

	Retailing - 3.4%
189,401	Home Depot, Inc	51,293,579
301,219	Lowe’s Cos., Inc.	50,258,390
623,772	TJX Cos., Inc.	39,946,359

		141,498,328

	Semiconductors & Semiconductor Equipment - 2.3%
387,990	Analog Devices, Inc.	57,162,567
140,263	KLA Corp.	39,283,458

		96,446,025

	Software & Services - 1.2%
289,987	Automatic Data Processing, Inc.	47,882,653

	Technology Hardware & Equipment - 6.6%
2,812,870	Cisco Systems, Inc.	125,397,745
2,036,130	Corning, Inc.	73,035,983
609,341	TE Connectivity Ltd.	73,364,656

		271,798,384

	Telecommunication Services - 1.4%
1,025,747	Verizon Communications, Inc.	56,159,648

	Transportation - 1.9%
405,064	Union Pacific Corp.	79,987,988

	Utilities - 6.2%
511,895	American Electric Power Co., Inc.	41,417,424
765,300	Dominion Energy, Inc.	55,782,717
419,431	Duke Energy Corp.	39,426,514
1,251,621	Exelon Corp.	52,017,369
398,646	Sempra Energy	49,336,429
490,529	UGI Corp.	17,654,139

		255,634,592

	Total Common Stocks (cost $3,074,714,853)	$4,050,285,106

Short-Term Investments - 1.2%
	Repurchase Agreements - 1.2%
48,341,534	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $48,341,615; collateralized by U.S. Treasury Bond at 3.000%, maturing 05/15/2047, with a market value of $49,308,389	48,341,534

	Securities Lending Collateral - 0.0%
180,875	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)	180,875

The Hartford Equity Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
156,544	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(2)		$156,544

			337,419

	Total Short-Term Investments (cost $48,678,953)		$48,678,953

	Total Investments (cost $3,123,393,806)	99.2%	$4,098,964,059
	Other Assets and Liabilities	0.8%	32,064,716

	Total Net Assets	100.0%	$4,131,028,775

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Equity Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$338,619,343	$338,619,343	$—	$—
Capital Goods	526,265,179	526,265,179	—	—
Consumer Durables & Apparel	28,860,688	28,860,688	—	—
Consumer Services	36,962,889	36,962,889	—	—
Diversified Financials	210,323,303	210,323,303	—	—
Energy	160,886,693	160,886,693	—	—
Food, Beverage & Tobacco	337,649,533	337,649,533	—	—
Health Care Equipment & Services	319,608,295	319,608,295	—	—
Household & Personal Products	85,880,782	85,880,782	—	—
Insurance	257,990,533	257,990,533	—	—
Materials	103,330,574	103,330,574	—	—
Media & Entertainment	132,087,246	132,087,246	—	—
Pharmaceuticals, Biotechnology & Life Sciences	460,482,367	367,932,543	92,549,824	—
Real Estate	101,930,063	101,930,063	—	—
Retailing	141,498,328	141,498,328	—	—
Semiconductors & Semiconductor Equipment	96,446,025	96,446,025	—	—
Software & Services	47,882,653	47,882,653	—	—
Technology Hardware & Equipment	271,798,384	271,798,384	—	—
Telecommunication Services	56,159,648	56,159,648	—	—
Transportation	79,987,988	79,987,988	—	—
Utilities	255,634,592	255,634,592	—	—
Short-Term Investments	48,678,953	337,419	48,341,534	—

Total	$4,098,964,059	$3,958,072,701	$140,891,358	$—

(1)  For the period ended January 31, 2021, there were no transfers in and out of Level 3.

The Hartford Floating Rate Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
Corporate Bonds - 5.5%
		Airlines - 0.0%
		Hawaiian Brand Intellect
	$750,000	5.75%, 01/20/2026	$777,656

		Apparel - 0.0%
		Goldstory
EUR	545,000	5.20%, 02/01/2026	661,384

		Auto Manufacturers - 0.2%
		Ford Motor Credit Co. LLC
	$2,650,000	3.09%, 01/09/2023	2,679,282

		Commercial Banks - 0.2%
		Banco Santander S.A.
EUR	1,595,000	1.00%, 12/15/2024(1)(2)	1,739,894
		Freedom Mortgage Corp.
	$2,500,000	7.63%, 05/01/2026(3)	2,649,250

			4,389,144

		Commercial Services - 0.9%
		APX Group, Inc.
	1,825,000	7.63%, 09/01/2023	1,895,719
		MPH Acquisition Holdings LLC
	1,775,000	5.75%, 11/01/2028(3)	1,759,469
		Q-Park Holding I B.V.
EUR	2,660,000	2.00%, 03/31/2026, 3 mo. EURIBOR + 2.000%(3)(4)	3,065,607
		Weight Watchers International, Inc.
	$9,155,000	8.63%, 12/01/2025(3)	9,531,911

			16,252,706

		Diversified Financial Services - 0.2%
		Home Point Capital, Inc.
	2,515,000	5.00%, 02/01/2026(3)	2,546,437
		Unifin Financiera S.A.B. de C.V.
	1,785,000	9.88%, 01/28/2029(3)	1,799,102

			4,345,539

		Entertainment - 0.4%
		Cinemark USA, Inc.
	3,645,000	4.88%, 06/01/2023	3,503,756
	1,805,000	5.13%, 12/15/2022	1,764,388
		Mohegan Gaming & Entertainment
	1,800,000	8.00%, 02/01/2026(3)	1,801,584

			7,069,728

		Insurance - 0.5%
		Genworth Holdings, Inc.
	3,175,000	4.80%, 02/15/2024	2,966,625
	1,500,000	4.90%, 08/15/2023	1,410,000
	2,325,000	6.50%, 06/15/2034	2,145,556
	2,600,000	7.63%, 09/24/2021	2,600,000

			9,122,181

		Internet - 0.3%
		MercadoLibre, Inc.
	1,150,000	3.13%, 01/14/2031	1,155,048
		Photo Holdings Merger Sub, Inc.
	1,650,000	8.50%, 10/01/2026(3)	1,740,750
		United Group B.V.
EUR	1,705,000	3.25%, 02/15/2026, 3 mo. EURIBOR + 3.250%(3)(4)	2,012,719
	635,000	4.00%, 11/15/2027(3)	763,390

			5,671,907

		Leisure Time - 0.2%
		Carnival Corp.
	$1,630,000	7.63%, 03/01/2026(3)	1,723,725

The Hartford Floating Rate Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Royal Caribbean Cruises Ltd.
	$855,000	9.13%, 06/15/2023(3)	$925,538

			2,649,263

		Media - 0.3%
		Banijay Group SAS
EUR	790,000	6.50%, 03/01/2026(3)	939,530
		DISH DBS Corp.
	$1,700,000	5.88%, 11/15/2024	1,761,659
		Houghton Mifflin Harcourt Publishers, Inc.
	1,000,000	9.00%, 02/15/2025(3)	1,052,500
		Virgin Media Vendor Financing Notes DAC
GBP	724,000	4.88%, 07/15/2028(3)	1,018,028

			4,771,717

		Oil & Gas - 0.2%
		Antero Resources Corp.
	$875,000	7.63%, 02/01/2029(3)	894,687
		Range Resources Corp.
	875,000	5.00%, 03/15/2023	877,472
	720,000	8.25%, 01/15/2029(3)	756,000
		Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp.
	2,005,000	8.75%, 04/15/2023(3)	1,864,650

			4,392,809

		Pharmaceuticals - 0.2%
		Bausch Health Cos., Inc.
	1,775,000	5.50%, 11/01/2025(3)	1,827,718
		Rossini S.a.r.l.
EUR	1,055,000	3.88%, 10/30/2025, 3 mo. EURIBOR + 3.875%(3)(4)	1,278,374

			3,106,092

		Pipelines - 0.1%
		Blue Racer Midstream LLC / Blue Racer Finance Corp.
	$400,000	7.63%, 12/15/2025(3)	423,252
		EnLink Midstream Partners L.P.
	905,000	5.05%, 04/01/2045	723,810
	750,000	5.45%, 06/01/2047	599,531

			1,746,593

		Retail - 1.2%
		1011778 BC ULC / New Red Finance, Inc.
	860,000	5.75%, 04/15/2025(3)	918,119
		BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK)
	720,000	7.75%, 04/01/2027(3)(5)	716,400
		LBM Acquisition LLC
	635,000	6.25%, 01/15/2029(3)	642,747
		PetSmart, Inc.
	665,000	4.50%, 02/15/2029	665,000
		Specialty Building Products Holdings LLC / SBP Finance Corp.
	2,340,000	6.38%, 09/30/2026(3)	2,462,850
		Staples, Inc.
	13,050,000	7.50%, 04/15/2026(3)	13,312,175
	2,825,000	10.75%, 04/15/2027(3)	2,739,826

			21,457,117

		Software - 0.2%
		SS&C Technologies, Inc.
	3,009,000	5.50%, 09/30/2027(3)	3,190,172

		Telecommunications - 0.2%
		Altice France S.A.
	850,000	5.13%, 01/15/2029(3)	876,563
		Vmed O2 UK Financing I plc
GBP	1,600,000	4.00%, 01/31/2029(3)	2,236,085

			3,112,648

The Hartford Floating Rate Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Trucking & Leasing - 0.2%
		DAE Funding LLC
	$3,640,000	5.25%, 11/15/2021(3)	$3,722,628

		Total Corporate Bonds (cost $95,404,371)	$99,118,566

Foreign Government Obligations - 0.1%
		Turkey - 0.1%
		Turkey Government International Bond
	1,800,000	5.88%, 06/26/2031	1,833,408

		Total Foreign Government Obligations (cost $1,789,740)	$1,833,408

Senior Floating Rate Interests - 89.1%(6)
		Advertising - 0.3%
		E2open, LLC
	4,510,000	0.00%, 10/29/2027(7)	4,528,311

		Aerospace/Defense - 0.6%
		Spirit Aerosystems, Inc.
	1,640,000	6.00%, 01/15/2025, 1 mo. USD LIBOR + 5.250%	$1,660,500
		TransDigm, Inc.
	10,000,675	2.37%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	9,833,664

			11,494,164

		Airlines - 1.7%
		American Airlines, Inc.
	975,000	0.00%, 04/28/2023, 1 mo. USD LIBOR + 2.000%(7)	902,958
	2,925,000	0.00%, 12/15/2023(7)	2,711,826
		JetBlue Airways Corp.
	9,935,250	6.25%, 06/17/2024, 1 mo. USD LIBOR + 5.250%	10,256,059
		Mileage Plus Holdings LLC
	6,190,000	6.25%, 06/25/2027, 1 mo. USD LIBOR + 5.250%	6,593,464
		SkyMiles IP Ltd.
	9,345,000	4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	9,774,870

			30,239,177

		Asset-Backed - Finance & Insurance - 0.3%
		By Crown Parent LLC
	1,984,353	4.00%, 02/02/2026, 1 mo. USD LIBOR + 3.000%	1,981,039
		PAI Holdco, Inc.
	2,695,000	5.00%, 10/28/2027, 1 mo. USD LIBOR + 4.000%	2,708,475

			4,689,514

		Auto Manufacturers - 0.1%
		Navistar International Corp.
	2,086,411	3.63%, 11/06/2024, 3 mo. USD LIBOR + 3.500%	2,081,717

		Auto Parts & Equipment - 1.6%
		Adient U.S. LLC
	2,819,546	4.39%, 05/06/2024, 3 mo. USD LIBOR + 4.250%	2,819,546
		Clarios Global L.P.
	14,005,565	3.62%, 04/30/2026, 3 mo. USD LIBOR + 3.500%	13,983,717
		Trico Group LLC
	8,840,523	8.50%, 02/02/2024, 1 mo. USD LIBOR + 7.500%	8,973,131
		Truck Hero, Inc.
	2,995,000	0.00%, 01/31/2028(7)	2,995,000

			28,771,394

		Beverages - 0.4%
		Jacobs Douwe Egberts International B.V.
	5,000,000	2.19%, 11/01/2025, 3 mo. USD LIBOR + 2.000%	5,000,000
		Sunshine Investments B.V.
EUR	2,310,000	3.25%, 03/28/2025, 3 mo. EURIBOR + 3.250%	2,792,507

			7,792,507

The Hartford Floating Rate Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Chemicals - 0.7%
		INEOS Styrolution U.S. Holding LLC
	$3,665,000	0.00%, 01/21/2026(7)	$3,646,675
		LTI Holdings, Inc.
	6,814,344	3.62%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	6,638,329
	1,525,117	6.87%, 09/06/2026, 3 mo. USD LIBOR + 6.750%	1,483,176
		UTEX Industries Inc.
	219,237	11.00%, 12/03/2025, 1 mo. USD LIBOR + 9.500%	214,853

			11,983,033

		Commercial Services - 9.1%
		AlixPartners LLP
	11,600,000	0.00%, 01/28/2028(7)	11,585,500
	5,886,827	2.62%, 04/04/2024, 1 mo. USD LIBOR + 2.500%	5,876,820
EUR	1,469,775	3.25%, 04/04/2024, 3 mo. EURIBOR + 3.250%	1,780,666
		APX Group, Inc.
	$32,199,371	5.12%, 12/31/2025, 1 mo. USD LIBOR + 4.999%	32,223,520
		Belron Finance U.S. LLC
	6,221,393	2.46%, 11/07/2024, 3 mo. USD LIBOR + 2.500%	6,201,982
		Biogroup-LCD
EUR	12,610,000	0.00%, 01/28/2028(7)	15,290,158
		Blackhawk Network Holdings, Inc.
	$28,919,128	3.12%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	28,473,195
		Dun & Bradstreet Corp.
	11,557,376	3.38%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	11,573,903
		Gainwell Acquisition Corp.
	7,060,000	4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	7,073,273
		Quikrete Holdings, Inc.
	4,227,970	2.62%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	4,216,893
		USS Ultimate Holdings, Inc.
	1,314,778	4.75%, 08/25/2024, 3 mo. USD LIBOR + 3.750%	1,317,447
		Verisure Holding AB
EUR	16,855,000	0.00%, 01/15/2028(7)	20,465,627
	538,162	2.75%, 10/20/2022, 3 mo. EURIBOR + 3.000%	652,812
	6,800,000	3.50%, 07/20/2026, 3 mo. EURIBOR + 3.500%	8,264,350
		Weight Watchers International, Inc.
	$7,646,626	5.50%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	7,637,068

			162,633,214

		Construction Materials - 0.9%
		Anvil International, LLC
	200,000	0.00%, 05/28/2026(7)	193,688
		Charter NEX US, Inc.
	5,875,000	5.00%, 12/01/2027	5,909,251
		Cornerstone Building Brands, Inc.
	1,820,332	3.88%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	1,820,332
		CP Atlas Buyer, Inc.
	8,215,000	5.25%, 11/23/2027, 1 mo. USD LIBOR + 4.500%	8,215,000
		MI Windows and Doors, Inc.
	345,000	4.50%, 12/18/2027, 1 mo. USD LIBOR + 3.750%	347,588

			16,485,859

		Distribution/Wholesale - 1.6%
		American Builders & Contractors Supply Co., Inc.
	16,549,575	2.12%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	16,478,246
		SRS Distribution, Inc.
	9,126,724	3.12%, 05/23/2025, 3 mo. USD LIBOR + 3.000%	9,066,853
	2,733,383	4.37%, 05/23/2025, 1 mo. USD LIBOR + 4.250%	2,729,966

			28,275,065

		Diversified Financial Services - 4.1%
		Blackhawk Network Holdings, Inc.
	3,010,000	7.19%, 06/15/2026, 3 mo. USD LIBOR + 7.000%	2,929,723
		Crown Finance U.S., Inc.
EUR	1,761,009	2.63%, 02/28/2025, 3 mo. EURIBOR + 2.625%	1,656,231
	$23,833,863	2.77%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	18,686,463

The Hartford Floating Rate Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Groupe Inovie
EUR	5,090,000	0.00%, 12/08/2027(7)	$6,173,137
		Minotaur Acquisition, Inc.
	$3,696,402	5.12%, 03/27/2026, 3 mo. USD LIBOR + 5.000%	3,671,747
		Nets Holding A/S
EUR	25,994,055	3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	31,506,904
		UFC Holdings LLC
	$8,923,837	3.75%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	8,905,989

			73,530,194

		Electrical Components & Equipment - 0.5%
		Energizer Holdings, Inc.
	9,075,000	0.00%, 12/22/2027, 1 mo. USD LIBOR + 2.250(7)	9,069,373

		Energy-Alternate Sources - 1.1%
		BCP Renaissance Parent LLC
	14,643,183	4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	14,300,679
		Medallion Midland Acquisition LLC
	5,780,587	4.25%, 10/30/2024, 3 mo. USD LIBOR + 3.250%	5,728,215

			20,028,894

		Engineering & Construction - 1.0%
		Brand Energy & Infrastructure Services, Inc.
	18,185,412	5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	17,947,911

		Entertainment - 1.1%
		Banijay Group U.S. Holding, Inc.
	1,995,000	3.88%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	1,974,432
		Cinemark USA, Inc.
	5,261,440	1.88%, 03/31/2025, 3 mo. USD LIBOR + 1.750%	5,019,203
		Crown Finance U.S., Inc.
	2,255,317	0.00%, 05/23/2024, 1 mo. USD LIBOR + 7.000%(7)	2,796,593
		Scientific Games International, Inc.
	9,157,372	2.87%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	8,991,440

			18,781,668

		Environmental Control - 0.4%
		Fluidra S.A.
EUR	5,819,805	2.00%, 07/02/2025, 3 mo. EURIBOR + 2.000%	7,080,278

		Food - 3.2%
		Atkins Nutritionals Holdings, Inc.
	$6,879,677	4.75%, 07/07/2024, 1 mo. USD LIBOR + 3.750%	6,896,877
		Froneri International Ltd.
EUR	145,000	5.75%, 01/31/2028, 3 mo. EURIBOR + 5.750%	176,845
		Froneri Lux FinCo S.a.r.l.
	13,670,000	2.63%, 01/29/2027, 3 mo. EURIBOR + 2.625%	16,454,517
		Froneri U.S., Inc.
	$14,124,025	2.37%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	14,043,659
	1,405,000	5.87%, 01/31/2028, 1 mo. USD LIBOR + 5.750%	1,422,563
		U.S. Foods, Inc.
	13,017,198	1.87%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	12,884,032
	6,220,138	2.12%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	6,119,060

			57,997,553

		Food Service - 0.4%
		Aramark Services, Inc.
	2,614,889	1.87%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	2,588,740
		CHG PPC Parent LLC
	4,489,875	2.87%, 03/31/2025, 3 mo. USD LIBOR + 2.750%	4,433,751

			7,022,491

		Hand/Machine Tools - 0.4%
		Applecaramel Buyer LLC
	7,885,000	0.00%, 10/19/2027, 1 mo. USD LIBOR + 4.000%(7)	7,910,153

		Healthcare-Products - 1.0%
		Equinox Holdings, Inc.
	200,000	0.00%, 03/08/2024(7)	176,938

The Hartford Floating Rate Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Grifols S.A.
EUR	5,053,699	2.25%, 11/15/2027, 3 mo. EURIBOR + 2.250%	$6,127,823
		Lifescan Global Corp.
	$3,740,837	6.24%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	3,588,884
	2,500,000	9.73%, 10/01/2025, 3 mo. USD LIBOR + 9.500%	2,175,000
		Surf Holdings LLC
	5,318,275	3.73%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	5,310,298

			17,378,943

		Healthcare-Services - 8.9%
		ADMI Corp.
	13,155,000	0.00%, 12/23/2027, 1 mo. USD LIBOR + 3.250%(7)	13,247,085
		Bio Lam LCD SELAS
EUR	6,958,695	3.75%, 04/25/2026, 3 mo. EURIBOR + 3.750%	8,436,108
	4,350,000	4.75%, 04/25/2026, 3 mo. EURIBOR + 4.750%	5,273,292
		Cano Health LLC
	$2,209,542	0.50%, 11/19/2027, 1 mo. USD LIBOR + 4.750%(8)	2,198,494
	6,060,458	5.50%, 11/19/2027, 1 mo. USD LIBOR + 4.750%	6,030,156
		CPI Holdco LLC
	2,972,538	4.12%, 11/04/2026, 1 mo. USD LIBOR + 4.250%	2,975,005
	500,000	4.12%, 11/04/2026, 1 mo. USD LIBOR + 4.000%	500,415
		DentalCorp Perfect Smile ULC
	9,343,708	4.75%, 06/06/2025, 3 mo. USD LIBOR + 3.750%	9,258,027
		DuPage Medical Group Ltd.
	4,678,004	3.50%, 08/15/2024, 3 mo. USD LIBOR + 2.750%	4,675,665
		Envision Healthcare Corp.
	4,949,495	3.87%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	4,194,697
		eResearchTechnology, Inc.
	4,095,000	5.50%, 02/04/2027	4,106,097
		EyeCare Partners LLC
	19,343,408	3.87%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	18,988,070
		Gentiva Health Services, Inc.
	13,009,085	3.38%, 07/02/2025, 1 mo. USD LIBOR + 3.250%	12,992,824
		IQVIA, Inc.
EUR	3,392,536	2.00%, 06/11/2025, 1 mo. EURIBOR + 2.000%	4,103,301
		Loire Finco Luxembourg S.a.r.l.
	$11,412,722	3.12%, 04/21/2027, 1 mo. USD LIBOR + 3.000%	11,355,658
		MED ParentCo L.P.
	16,469,627	4.37%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	16,181,409
	4,130,068	4.37%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	4,057,792
		MPH Acquisition Holdings LLC
	13,713,979	3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	13,689,157
		Packaging Coordinators Midco, Inc.
	5,630,000	4.50%, 11/30/2027, 1 mo. USD LIBOR + 3.750%	5,641,710
		Pathway Vet Alliance LLC
	510,954	3.87%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	510,637
	6,255,488	4.12%, 03/31/2027, 1 mo. USD LIBOR + 4.000%	6,251,610
		Zelis Payments Buyer, Inc.
	4,467,305	4.87%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	4,467,305

			159,134,514

		Household Products - 1.2%
		Diamond (BC) B.V.
EUR	11,040,184	3.25%, 09/06/2024, 3 mo. EURIBOR + 3.250%	13,290,091
		Revlon Consumer Products Corp.
	$7,027,678	4.25%, 09/07/2023, 1 mo. USD LIBOR + 3.500%	2,881,348
		Weber-Stephen Products LLC
	4,435,000	4.00%, 10/30/2027, 1 mo. USD LIBOR + 3.250%	4,444,979

			20,616,418

		Housewares - 0.7%
		Hayward Industries, Inc.
	12,262,233	3.62%, 08/05/2024, 3 mo. USD LIBOR + 3.500%	12,200,922

The Hartford Floating Rate Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Insurance - 5.9%
		Acrisure LLC
	$25,449,776	3.62%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	$25,281,553
		Asurion LLC
	1,578,188	0.00%, 12/23/2026, 1 mo. USD LIBOR + 3.250%(7)	1,568,987
	11,095,000	0.00%, 07/29/2027(7)	10,984,050
	6,355,000	0.00%, 01/29/2028(7)	6,402,662
	5,981,543	3.12%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	5,967,845
	8,977,063	3.12%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	8,941,784
	13,240,758	6.62%, 08/04/2025, 3 mo. USD LIBOR + 6.500%	13,240,758
		Camelot U.S. Acquisition 1 Co.
	4,000,000	4.00%, 10/30/2026	4,010,000
		Hub International Ltd.
	16,047,759	2.97%, 04/25/2025, 1 mo. USD LIBOR + 2.750%	15,898,033
		Hyperion Insurance Group Ltd.
	1,457,274	4.75%, 11/12/2027	1,460,917
	1,759,074	4.75%, 11/12/2027	1,763,472
		Ryan Specialty Group LLC
	2,618,438	4.00%, 09/01/2027, 1 mo. USD LIBOR + 3.250%	2,620,087
		Sedgwick Claims Management Services, Inc.
	7,714,164	3.37%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	7,658,468

			105,798,616

		Leisure Time - 3.1%
		Caesars Resort Collection LLC
	24,724,386	2.87%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	24,281,325
		Carnival Corp.
	8,676,400	8.50%, 06/30/2025, 1 mo. USD LIBOR + 7.500%	8,920,467
		Delta (LUX) S.a.r.l.
	1,403,529	3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	1,389,494
		IRB Holding Corp.
	8,580,000	0.00%, 12/15/2027(7)	8,601,450
		Penn National Gaming, Inc.
	11,917,236	3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	11,857,650

			55,050,386

		Lodging - 0.6%
		Boyd Gaming Corp.
	6,355,147	2.34%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	6,331,951
		CityCenter Holdings LLC
	3,596,372	3.00%, 04/18/2024, 3 mo. USD LIBOR + 2.250%	3,548,432

			9,880,383

		Machinery-Diversified - 0.2%
		Filtration Group Corporation
	4,109,700	4.50%, 03/29/2025, 1 mo. USD LIBOR + 3.750%	4,126,385

		Media - 11.0%
		Adevinta ASA
EUR	4,250,000	0.00%, 10/13/2027(7)	5,172,646
	$1,735,000	0.00%, 10/13/2027(7)	1,733,560
		Alliance Laundry Systems LLC
	3,845,000	4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	3,854,613
		Altice Financing S.A.
EUR	2,694,488	2.75%, 01/31/2026, 3 mo. EURIBOR + 2.750%	3,226,306
	$3,754,762	2.87%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	3,705,500
		Altice France S.A.
	1,484,134	2.87%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	1,464,351
		Banijay Entertainment S.A.S
EUR	4,185,000	3.75%, 03/04/2025, 3 mo. EURIBOR + 3.750%	5,057,222
		Charter Communications Operating LLC
	$5,111,181	1.88%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	5,101,265
		CSC Holdings LLC
	9,664,747	2.38%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	9,586,269
	3,536,156	2.63%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	3,516,283
		E.W. Scripps Co.

The Hartford Floating Rate Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	$4,535,000	0.00%, 01/07/2028(7)	$4,531,599
	3,785,873	2.12%, 10/02/2024	3,778,793
	11,586,997	3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.600%	11,514,579
		Entravision Communications Corp.
	5,790,531	2.87%, 11/29/2024, 3 mo. USD LIBOR + 2.750%	5,732,626
		Flexential Intermediate Corp.
	200,000	3.75%, 08/01/2024	180,072
		Gray Television, Inc.
	4,573,054	2.64%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	4,561,621
		Houghton Mifflin Harcourt Publishers, Inc.
	2,849,675	7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	2,781,483
		Maxar Technologies Ltd.
	2,938,977	2.88%, 10/04/2024, 3 mo. USD LIBOR + 2.750%	2,900,418
		MH Sub LLC
	8,007,431	4.75%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	8,014,077
		MTN Infrastructure TopCo, Inc.
	9,126,724	4.00%, 11/15/2024, 3 mo. USD LIBOR + 3.000%	9,115,316
		NEP/NCP Holdco, Inc.
	3,213,939	3.37%, 10/20/2025, 3 mo. USD LIBOR + 3.250%	3,060,377
		Newco Financing Partnership
	9,522,500	3.63%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	9,520,119
		Nexstar Broadcasting, Inc.
	4,448,001	2.89%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	4,447,378
		Numericable Group S.A.
EUR	7,903,459	3.00%, 07/31/2025, 3 mo. EURIBOR + 3.000%	9,484,201
		Radiate Holdco LLC
	$1,690,000	4.25%, 09/25/2026, 1 mo. USD LIBOR + 3.500%	1,688,597
		Shutterfly, Inc.
	11,376,708	7.00%, 09/25/2026, 1 mo. USD LIBOR + 6.000%	11,336,435
		Terrier Media Buyer, Inc.
	9,952,870	4.37%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	9,945,405
		UPC Broadband Holding B.V.
EUR	2,395,000	3.50%, 01/31/2029	2,914,444
		UPC Financing Partnership
	$9,522,500	3.63%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	9,520,119
		Vertical U.S. Newco, Inc.
	4,438,875	4.48%, 07/30/2027, 1 mo. USD LIBOR + 4.250%	4,473,409
		Virgin Media SFA Finance Ltd.
GBP	6,075,000	3.28%, 11/15/2027, 3 mo. GBP LIBOR + 3.250%	8,187,071
		William Morris Endeavor Entertainment LLC
	$12,501,794	2.88%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	11,614,916
		Ziggo B.V.
EUR	9,985,000	3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	12,073,791
		Ziggo Financing Partnership
	$2,750,000	2.63%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	2,731,658

			196,526,519

		Metal Fabricate/Hardware - 0.1%
		Ameriforge Group, Inc.
	1,321,249	14.00%, 06/08/2022, 3 mo. USD LIBOR + 8.000%	1,030,574

		Miscellaneous Manufacturing - 1.0%
		USI, Inc.
	13,965,421	3.25%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	13,860,680
		Wilsonart LLC
	4,372,143	4.25%, 12/19/2023, 3 mo. USD LIBOR + 3.250%	4,369,432

			18,230,112

		Oil & Gas - 2.2%
		BCP Raptor LLC
	2,981,487	4.87%, 11/03/2025, 3 mo. USD LIBOR + 4.750%	2,742,968
	3,250,563	5.25%, 06/24/2024, 3 mo. USD LIBOR + 4.250%	2,993,898
		Cheniere Corpus Christi Holdings LLC
	13,777,016	1.87%, 06/30/2024, 3 mo. USD LIBOR + 1.750%	13,639,245

The Hartford Floating Rate Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		KCA Deutag Alpha Ltd.
	$3,115,963	9.75%, 02/28/2023, 3 mo. USD LIBOR + 8.750%	$1,495,662
		NorthRiver Midstream Finance L.P.
	4,615,595	3.49%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	4,598,287
		PES Holdings LLC
	13,109,729	3.00%, 12/31/2022, 3 mo. USD LIBOR + 3.000%(9)	393,292
		PowerTeam Services LLC
	2,330,000	8.25%, 03/06/2026, 3 mo. USD LIBOR + 7.250%	2,230,975
		Traverse Midstream Partners LLC
	11,020,372	6.50%, 09/27/2024, 1 mo. USD LIBOR + 5.500%	10,841,291

			38,935,618

		Oil & Gas Services - 0.7%
		Lower Cadence Holdings LLC
	12,884,858	4.12%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	12,555,779

		Packaging & Containers - 3.1%
		BellRing Brands LLC
	10,692,272	6.00%, 10/21/2024, 1 mo. USD LIBOR + 5.000%	10,777,810
		Flex Acquisition Co., Inc.
	5,172,092	3.24%, 06/29/2025, 3 mo. USD LIBOR + 3.000%	5,135,267
	14,065,504	4.00%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	14,058,893
		NIC Acquisition Corp.
	2,240,000	0.00%, 12/29/2027(7)	2,244,211
	1,960,000	0.00%, 01/12/2029(7)	1,977,150
		Proampac PG Borrower LLC
	8,885,000	5.00%, 11/03/2025, 1 mo. USD LIBOR + 4.000%	8,907,213
		Reynolds Group Holdings, Inc.
	3,198,633	2.87%, 02/05/2023, 3 mo. USD LIBOR + 2.750%	3,196,649
		TricorBraun Holdings, Inc.
	8,195,000	0.00%, 02/03/2028(7)	8,174,512

			54,471,705

		Pharmaceuticals - 1.6%
		Bausch Health Americas, Inc.
	2,451,120	3.12%, 06/02/2025, 3 mo. USD LIBOR + 3.000%	2,451,512
		Catalent Pharma Solutions, Inc.
	4,818,789	3.25%, 05/18/2026, 3 mo. USD LIBOR + 2.250%	4,824,813
		Elanco Animal Health, Inc.
	4,554,102	1.89%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	4,540,803
		Endo International plc
	4,467,131	5.00%, 04/29/2024, 3 mo. USD LIBOR + 4.250%	4,428,044
		Sunshine Luxembourg S.a.r.l.
	12,445,793	5.00%, 10/01/2026, 1 mo. USD LIBOR + 4.000%	12,473,422

			28,718,594

		Real Estate - 1.3%
		Boels Topholding B.V.
EUR	3,980,000	4.00%, 02/06/2027, 3 mo. EURIBOR + 4.000%	4,834,178
		VICI Properties LLC
	$19,194,318	1.88%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	19,044,986

			23,879,164

		Retail - 7.2%
		B.C. Unlimited Liability Co.
	23,681,080	1.87%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	23,498,499
		Bass Pro Group LLC
	8,401,395	5.75%, 09/25/2024, 3 mo. USD LIBOR + 5.000%	8,407,360
		Beacon Roofing Supply, Inc.
	2,810,550	2.37%, 01/02/2025, 3 mo. USD LIBOR + 2.250%	2,800,404
		Coty, Inc.
	7,610,979	2.38%, 04/07/2025, 3 mo. USD LIBOR + 2.250%	7,153,255
		EG Group Ltd.
EUR	3,765,343	4.00%, 02/07/2025, 3 mo. Euribor + 4.000%	4,485,490
		Harbor Freight Tools USA, Inc.
	$4,492,328	4.00%, 10/19/2027, 1 mo. USD LIBOR + 3.250%	4,494,574
		LBM Acquisition LLC

The Hartford Floating Rate Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	$1,977,436	0.00%, 12/09/2027(7)(8)	$1,979,413
	8,898,462	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750(7)	8,907,360
		Michaels Stores, Inc.
	8,916,207	4.25%, 10/01/2027, 1 mo. USD LIBOR + 3.500%	8,893,917
		Peer Holding B.V.
EUR	7,825,000	3.25%, 03/08/2025, 3 mo. EURIBOR + 3.250%	9,435,725
		Petco Animal Supplies, Inc.
	$12,464,106	0.00%, 01/26/2023, 3 mo. USD LIBOR + 3.250%(7)	12,440,674
		PetSmart, Inc.
	17,721,173	4.50%, 03/11/2022, 1 mo. USD LIBOR +3.500%	17,701,857
		Rodan & Fields LLC
	7,712,780	4.13%, 06/16/2025, 3 mo. USD LIBOR + 4.000%	6,690,837
		Sports Authority, Inc.
	13,021,415	0.00%, 11/16/2021, 3 mo. USD LIBOR + 6.000%(9)	13,021
		Staples, Inc.
	12,022,509	5.21%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	11,752,003

			128,654,389

		Software - 7.5%
		Athenahealth, Inc.
	2,470,000	0.00%, 02/11/2026(7)	2,470,000
		CCC Information Services, Inc.
	4,524,781	4.00%, 04/29/2024, 1 mo. USD LIBOR + 3.000%	4,532,066
		Change Healthcare Holdings LLC
	6,148,704	3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.250%	6,148,704
		DCert Buyer, Inc.
	31,219,088	4.12%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	31,258,111
		EVO Payments International LLC
	13,561,607	3.38%, 12/22/2023, 3 mo. USD LIBOR + 3.250%	13,554,826
		Hyland Software, Inc.
	8,882,283	4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	8,910,085
	2,046,000	7.75%, 07/07/2025, 3 mo. USD LIBOR + 7.000%	2,069,017
		MA FinanceCo. LLC
	490,528	2.87%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	485,623
		Navicure, Inc.
	1,965,075	4.75%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	1,969,988
		Optiv Security, Inc.
	200,000	0.00%, 02/01/2024(7)	190,000
		Playtika Holding Corp.
	18,722,215	7.00%, 12/10/2024, 1 mo. USD LIBOR + 6.000%	18,815,826
		Quest Software U.S. Holdings, Inc.
	250,000	0.00%, 05/18/2026, 3 mo. USD LIBOR + 8.250%	249,532
		Seattle Spinco, Inc.
	3,387,205	2.87%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	3,353,333
		SS&C Technologies, Inc.
	19,233,724	1.87%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	19,120,053
		Ultimate Software Group, Inc.
	9,195,163	3.87%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	9,212,450
	195,000	7.50%, 05/03/2027, 1 mo. USD LIBOR + 6.750%	201,337
		Western Digital Corp.
	5,323,319	1.87%, 04/29/2023, 1 mo. USD LIBOR + 1.750%	5,323,319
		WEX, Inc.
	6,060,806	2.37%, 05/15/2026, 3 mo. USD LIBOR + 2.250%	6,051,352

			133,915,622

		Telecommunications - 2.2%
		CenturyLink, Inc.
	5,279,218	2.37%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	5,256,782
		Frontier Communications Corp.
	11,125,000	5.75%, 10/08/2021, 1 mo. USD LIBOR + 4.750%	11,114,542
		LogMeIn, Inc.
	4,550,000	4.88%, 08/31/2027, 1 mo. USD LIBOR + 4.750%	4,527,250
		Lorca Finco plc
EUR	7,228,511	4.25%, 09/17/2027, 3 mo. EURIBOR + 4.250%	8,813,823

The Hartford Floating Rate Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Telenet Financing USD LLC
$9,015,000	2.13%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	$8,936,119

		38,648,516

	Textiles - 0.1%
	International Textile Group, Inc.
3,500,000	9.26%, 05/01/2025, 3 mo. USD LIBOR + 9.000%	1,610,000

	Total Senior Floating Rate Interests (cost $1,584,758,820)	$1,589,705,629

Common Stocks - 0.6%
	Consumer Services - 0.1%
13,792	Caesars Entertainment, Inc.*	970,819

	Energy - 0.2%
2,037,975	Ascent Resources - Marcellus LLC Class A*(10)(11)	1,080,127
71,082	Foresight Energy LLC*(10)(11)	574,202
418,220,006	KCA Deutag*(10)(11)(12)	—
544,947	Philadelphia Energy Solutions Class A*(10)(11)	5,450
112,212	Texgen Power LLC*(10)(11)	3,207,602

		4,867,381

	Insurance - 0.2%
175,508	AFG Holdings, Inc.	3,510,160

	Materials - 0.1%
37,645	UTEX Industries Inc.	1,179,531
7,500	UTEX Industries Inc.*(10)(11)	43,575

		1,223,106

	Total Common Stocks (cost $28,727,117)	$10,571,466

Exchange-Traded Funds - 1.1%
	Other Investment Pools & Funds - 1.1%
863,400	Invesco Senior Loan ETF	19,184,748

	Total Exchange-Traded Funds (cost $18,558,915)	$19,184,748

Warrants - 0.0%
Energy - 0.0%
719,301	Ascent Resources - Marcellus LLC Expires 03/30/2023*(10)(11)	11,358
6,100	Sable Permian Resources LLC Expires 10/24/09*(10)(11)	—

		11,358

	Total Warrants (cost $71,756)	$11,358

	Total Long-Term Investments (cost $1,729,310,719)	$1,720,425,175

Short-Term Investments - 9.1%
	Other Investment Pools & Funds - 9.1%
	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class,
162,005,263	0.03%(13)	162,005,263

	Total Short-Term Investments (cost $162,005,263)	$162,005,263

The Hartford Floating Rate Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Total Investments (cost $1,891,315,982)	105.5%	$1,882,430,438
Other Assets and Liabilities	(5.5)%	(97,360,554)

Total Net Assets	100.0%	$1,785,069,884

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(2)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $71,191,786, representing 4.0% of net assets.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2021. Base lending rates may be subject to a floor or cap.
(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(6)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2021.

(7)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(8)

This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2021, the aggregate value of the unfunded commitment was $4,177,907, which rounds to 0.2% of total net assets.

(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	Investment valued using significant unobservable inputs.
(11)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2021, the aggregate fair value of these securities was $4,922,314, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(12)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/Par Value	Total Cost	Market Value
03/2011	KCA Deutag	418,220,006	$5,667,717	$—
(13)	Current yield as of period end.

OTC Total Return Swap Contracts Outstanding at January 31, 2021

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD	26,865,000	(1.00%)	03/20/2021	At Maturity	$—	$(2,661)	$1,162,975	$1,165,636

The Hartford Floating Rate Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Markit iBoxx USD Liquid Leveraged Loan Index	BCLY	USD	2,310,000	(1.00%)	03/20/2021	At Maturity	$—	$(47)	$664,304	$664,351
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	6,790,000	(1.00%)	03/20/2021	At Maturity	—	(673)	283,731	284,404
Markit iBoxx USD Liquid Leveraged Loan Index	JPM	USD	2,845,000	(1.00%)	03/20/2021	At Maturity	—	(282)	104,013	104,295
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD	11,235,000	(1.00%)	06/20/2021	At Maturity	—	(3,174)	199,496	202,670
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	9,665,000	(1.00%)	06/20/2021	At Maturity	—	(2,730)	171,619	174,349
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	12,390,000	(1.00%)	09/20/2021	At Maturity	—	(3,000)	74,620	77,620
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	8,260,000	(1.00%)	09/20/2021	At Maturity	—	(903)	4,016	4,919

Total OTC total return swap contracts							$—	$(13,470)	$2,664,774	$2,678,244

Foreign Currency Contracts Outstanding at January 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,815,092	EUR	2,209,073	USD	CBK	02/26/2021	$—	$(5,202)
210,278,047	USD	172,775,656	EUR	CBK	02/26/2021	495,211	—
20,478,486	USD	16,813,000	EUR	GSC	02/26/2021	64,274	—
773,462	USD	635,000	EUR	BCLY	02/26/2021	2,450	—
662,758	USD	545,000	EUR	MSC	02/26/2021	1,023	—
11,193,334	USD	8,177,321	GBP	BCLY	02/26/2021	—	(12,165)

Total Foreign Currency Contracts						$562,958	$(17,367)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CBK	Citibank NA
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Currency Abbreviations:
EUR	Euro
GBP	British Pound
USD	United States Dollar

Index Abbreviations:
CPI	Consumer Price Index
Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield
iBoxx	Bond Markets

Other Abbreviations:
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
PIK	Payment-in-kind

The Hartford Floating Rate Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$99,118,566	$—	$99,118,566	$—
Foreign Government Obligations	1,833,408	—	1,833,408	—
Senior Floating Rate Interests	1,589,705,629	—	1,589,705,629	—
Common Stocks
Consumer Services	970,819	970,819	—	—
Energy	4,867,381	—	—	4,867,381
Insurance	3,510,160	—	3,510,160	—
Materials	1,223,106	—	1,179,531	43,575
Exchange-Traded Funds	19,184,748	19,184,748	—	—
Warrants	11,358	—	—	11,358
Short-Term Investments	162,005,263	162,005,263	—	—
Foreign Currency Contracts(2)	562,958	—	562,958	—
Swaps - Total Return(2)	2,678,244	—	2,678,244	—

Total	$1,885,671,640	$182,160,830	$1,698,588,496	$4,922,314

Liabilities
Foreign Currency Contracts(2)	$(17,367)	$—	$(17,367)	$—

Total	$(17,367)	$—	$(17,367)	$—

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3     assets for period ended January 31, 2021 is not presented.

The Hartford Floating Rate High Income Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
Corporate Bonds - 8.5%
		Advertising - 0.1%
		Lamar Media Corp.
	$300,000	4.00%, 02/15/2030	$307,500

		Airlines - 0.1%
		Hawaiian Brand Intellect
	210,000	5.75%, 01/20/2026(1)	217,744

		Apparel - 0.1%
		Goldstory
EUR	155,000	5.20%, 02/01/2026(1)	188,100

		Auto Manufacturers - 0.1%
		Ford Motor Credit Co. LLC
	$350,000	3.09%, 01/09/2023	353,868

		Commercial Banks - 0.4%
		Banco Santander S.A.
EUR	635,000	1.00%, 12/15/2024(2)(3)	692,685
		Freedom Mortgage Corp.
	$645,000	7.63%, 05/01/2026(1)	683,507

			1,376,192

		Commercial Services - 1.4%
		APX Group, Inc.
	165,000	6.75%, 02/15/2027(1)	175,725
	500,000	7.63%, 09/01/2023	519,375
		MPH Acquisition Holdings LLC
	525,000	5.75%, 11/01/2028(1)	520,406
		Q-Park Holding I B.V.
EUR	200,000	2.00%, 03/31/2026, 3 mo. EURIBOR + 2.000%(1)(4)	230,497
		Weight Watchers International, Inc.
	$3,275,000	8.63%, 12/01/2025(1)	3,409,832

			4,855,835

		Diversified Financial Services - 0.4%
		Home Point Capital, Inc.
	695,000	5.00%, 02/01/2026(1)	703,687
		Unifin Financiera S.A.B. de C.V.
	710,000	9.88%, 01/28/2029(1)	715,609

			1,419,296

		Entertainment - 0.6%
		Caesars Resort Collection LLC / CRC Finco, Inc.
	315,000	5.75%, 07/01/2025(1)	330,606
		Cinemark USA, Inc.
	780,000	4.88%, 06/01/2023	749,775
	570,000	5.13%, 12/15/2022	557,175
		Mohegan Gaming & Entertainment
	525,000	8.00%, 02/01/2026(1)	525,462

			2,163,018

		Insurance - 0.7%
		Genworth Holdings, Inc.
	1,100,000	4.80%, 02/15/2024	1,027,807
	550,000	6.50%, 06/15/2034	507,551
	850,000	7.63%, 09/24/2021	850,000

			2,385,358

		Internet - 0.6%
		MercadoLibre, Inc.
	315,000	3.13%, 01/14/2031	316,383
		Photo Holdings Merger Sub, Inc.
	700,000	8.50%, 10/01/2026(1)	738,500
		United Group B.V.
EUR	670,000	3.25%, 02/15/2026, 3 mo. EURIBOR + 3.250%(1)(4)	790,922

The Hartford Floating Rate High Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	210,000	4.00%, 11/15/2027(1)	$252,459

			2,098,264

		Leisure Time - 0.1%
		Carnival Corp.
	$305,000	7.63%, 03/01/2026(1)	322,537
		Royal Caribbean Cruises Ltd.
	165,000	9.13%, 06/15/2023(1)	178,613

			501,150

		Media - 0.5%
		Banijay Group SAS
EUR	210,000	6.50%, 03/01/2026(1)	249,749
		CSC Holdings LLC
	$325,000	5.88%, 09/15/2022	342,469
		DISH DBS Corp.
	500,000	5.88%, 11/15/2024	518,135
		Houghton Mifflin Harcourt Publishers, Inc.
	350,000	9.00%, 02/15/2025(1)	368,375
		Virgin Media Vendor Financing Notes DAC
GBP	120,000	4.88%, 07/15/2028(1)	168,734
		Ziggo B.V.
EUR	140,000	2.88%, 01/15/2030(1)	171,450

			1,818,912

		Oil & Gas - 0.3%
		Antero Resources Corp.
	$350,000	7.63%, 02/01/2029(1)	357,875
		Range Resources Corp.
	175,000	5.00%, 03/15/2023	175,494
	200,000	8.25%, 01/15/2029(1)	210,000
		Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp.
	390,000	8.75%, 04/15/2023(1)	362,700

			1,106,069

		Pharmaceuticals - 0.3%
		Bausch Health Cos., Inc.
	500,000	5.50%, 11/01/2025(1)	514,850
		Rossini S.a.r.l.
EUR	290,000	3.88%, 10/30/2025, 3 mo. EURIBOR + 3.875%(1)(4)	351,401

			866,251

		Pipelines - 0.2%
		Blue Racer Midstream LLC / Blue Racer Finance Corp.
	$155,000	7.63%, 12/15/2025(1)	164,010
		EnLink Midstream Partners L.P.
	265,000	5.05%, 04/01/2045	211,944
	325,000	5.45%, 06/01/2047	259,797

			635,751

		Retail - 1.6%
		1011778 BC ULC / New Red Finance, Inc.
	480,000	5.75%, 04/15/2025(1)	512,438
		BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK)
	195,000	7.75%, 04/01/2027(1)(5)	194,025
		LBM Acquisition LLC
	245,000	6.25%, 01/15/2029(1)	247,989
		PetSmart, Inc.
	250,000	7.75%, 02/15/2029	250,000
		Specialty Building Products Holdings LLC / SBP Finance Corp.
	685,000	6.38%, 09/30/2026(1)	720,963
		Staples, Inc.
	2,200,000	7.50%, 04/15/2026(1)	2,244,198
	1,200,000	10.75%, 04/15/2027(1)	1,163,820

			5,333,433

The Hartford Floating Rate High Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Software - 0.1%
		SS&C Technologies, Inc.
	$356,000	5.50%, 09/30/2027(1)	$377,435

		Telecommunications - 0.6%
		Vmed O2 UK Financing I plc
GBP	1,375,000	4.00%, 01/31/2029(1)	1,921,636

		Trucking & Leasing - 0.3%
		DAE Funding LLC
	$910,000	5.25%, 11/15/2021(1)	930,657

		Total Corporate Bonds (cost $27,510,791)	$28,856,469

Foreign Government Obligations - 0.2%
		Turkey - 0.2%
		Turkey Government International Bond
	520,000	5.88%, 06/26/2031	529,651

		Total Foreign Government Obligations (cost $517,036)	$529,651

Senior Floating Rate Interests - 87.8%(6)
		Advertising - 0.2%
		E2open, LLC
	845,000	0.00%, 10/29/2027(7)	848,431

		Aerospace/Defense - 0.6%
		Spirit Aerosystems, Inc.
	305,000	6.00%, 01/15/2025, 1 mo. USD LIBOR + 5.250%	$308,813
		TransDigm, Inc.
	1,816,466	2.37%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	1,786,131

			2,094,944

		Airlines - 1.7%
		American Airlines, Inc.
	200,000	0.00%, 04/28/2023, 1 mo. USD LIBOR + 2.000%(7)	185,222
	750,000	0.00%, 12/15/2023(7)	695,340
		JetBlue Airways Corp.
	1,667,250	6.25%, 06/17/2024, 1 mo. USD LIBOR + 5.250%	1,721,086
		Mileage Plus Holdings LLC
	1,040,000	6.25%, 06/25/2027, 1 mo. USD LIBOR + 5.250%	1,107,787
		SkyMiles IP Ltd.
	1,960,000	4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	2,050,160

			5,759,595

		Asset-Backed - Finance & Insurance - 0.1%
		PAI Holdco, Inc.
	510,000	5.00%, 10/28/2027, 1 mo. USD LIBOR + 4.000%	512,550

		Auto Parts & Equipment - 1.1%
		Adient U.S. LLC
	485,456	4.39%, 05/06/2024, 3 mo. USD LIBOR + 4.250%	485,456
		Clarios Global L.P.
	861,675	3.62%, 04/30/2026, 3 mo. USD LIBOR + 3.500%	860,330
		Trico Group LLC
	1,608,009	8.50%, 02/02/2024, 1 mo. USD LIBOR + 7.500%	1,632,129
		Truck Hero, Inc.
	735,000	0.00%, 01/31/2028(7)	735,000

			3,712,915

		Beverages - 0.1%
		Sunshine Investments B.V.
EUR	425,000	3.25%, 03/28/2025, 3 mo. EURIBOR + 3.250%	513,773

		Chemicals - 0.7%
		INEOS Styrolution U.S. Holding LLC
	$665,000	0.00%, 01/21/2026(7)	661,675
		LTI Holdings, Inc.
	1,260,643	3.62%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	1,228,081
	408,580	6.87%, 09/06/2026, 3 mo. USD LIBOR + 6.750%	397,344

The Hartford Floating Rate High Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		UTEX Industries Inc.
	$14,739	11.00%, 12/03/2025, 1 mo. USD LIBOR + 9.500%	$14,444

			2,301,544

		Commercial Services - 10.4%
		AlixPartners LLP
	2,265,000	0.00%, 01/28/2028(7)	2,262,169
	271,074	2.62%, 04/04/2024, 1 mo. USD LIBOR + 2.500%	270,613
		APX Group, Inc.
	8,657,667	5.12%, 12/31/2025, 1 mo. USD LIBOR + 4.999%	8,664,160
		Belron Finance U.S. LLC
	1,159,210	2.46%, 11/07/2024, 3 mo. USD LIBOR + 2.500%	1,155,594
		Biogroup-LCD
EUR	3,260,000	0.00%, 01/28/2028(7)	3,952,888
		Blackhawk Network Holdings, Inc.
	$5,822,429	3.12%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	5,732,647
		Dun & Bradstreet Corp.
	2,287,652	3.38%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	2,290,924
		Gainwell Acquisition Corp.
	1,315,000	4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	1,317,472
		Quikrete Holdings, Inc.
	870,603	2.62%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	868,322
		Verisure Holding AB
EUR	4,940,000	0.00%, 01/15/2028(7)	5,998,232
	215,125	2.75%, 10/20/2022, 3 mo. EURIBOR + 3.000%	260,955
	1,210,000	3.50%, 07/20/2026, 3 mo. EURIBOR + 3.500%	1,470,568
		Weight Watchers International, Inc.
	$1,092,924	5.50%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	1,091,558

			35,336,102

		Construction Materials - 1.5%
		Charter NEX US, Inc.
	1,125,000	5.00%, 12/01/2027	1,131,559
		Cornerstone Building Brands, Inc.
	872,762	3.88%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	872,762
		CP Atlas Buyer, Inc.
	3,170,000	5.25%, 11/23/2027, 1 mo. USD LIBOR + 4.500%	3,170,000
		MI Windows and Doors, Inc.
	100,000	4.50%, 12/18/2027, 1 mo. USD LIBOR + 3.750%	100,750

			5,275,071

		Distribution/Wholesale - 1.4%
		American Builders & Contractors Supply Co., Inc.
	2,182,659	2.12%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	2,173,252
		SRS Distribution, Inc.
	2,660,593	3.12%, 05/23/2025, 3 mo. USD LIBOR + 3.000%	2,643,139

			4,816,391

		Diversified Financial Services - 5.2%
		Blackhawk Network Holdings, Inc.
	560,000	7.19%, 06/15/2026, 3 mo. USD LIBOR + 7.000%	545,065
		Crown Finance U.S., Inc.
EUR	204,676	2.63%, 02/28/2025, 3 mo. EURIBOR + 2.625%	192,498
	$4,647,396	3.50%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	3,643,698
		Groupe Inovie
EUR	1,010,000	0.00%, 12/08/2027(7)	1,224,925
		Minotaur Acquisition, Inc.
	$793,103	5.12%, 03/27/2026, 3 mo. USD LIBOR + 5.000%	787,813
		Nets Holding A/S
EUR	6,510,241	3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	7,890,941
		UFC Holdings LLC
	$3,515,163	3.75%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	3,508,132

			17,793,072

The Hartford Floating Rate High Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Electrical Components & Equipment - 0.3%
		Energizer Holdings, Inc.
	$885,000	0.00%, 12/22/2027, 1 mo. USD LIBOR + 2.250%(7)	$884,451

		Energy-Alternate Sources - 1.0%
		BCP Renaissance Parent LLC
	2,519,240	4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	2,460,315
		Medallion Midland Acquisition LLC
	1,068,366	4.25%, 10/30/2024, 3 mo. USD LIBOR + 3.250%	1,058,686

			3,519,001

		Engineering & Construction - 1.5%
		Brand Energy & Infrastructure Services, Inc.
	5,349,020	5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	5,279,162

		Entertainment - 1.2%
		Banijay Group U.S. Holding, Inc.
	952,613	3.88%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	942,791
		Cinemark USA, Inc.
	947,558	1.88%, 03/31/2025, 3 mo. USD LIBOR + 1.750%	903,932
		Crown Finance U.S., Inc.
	437,391	0.00%, 05/23/2024, 1 mo. USD LIBOR + 7.00%(7)	542,365
		Scientific Games International, Inc.
	1,796,795	2.87%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	1,764,237

			4,153,325

		Environmental Control - 0.4%
		Fluidra S.A.
EUR	1,092,100	2.00%, 07/02/2025, 3 mo. EURIBOR + 2.000%	1,328,631

		Food - 2.0%
		Atkins Nutritionals Holdings, Inc.
	$1,064,531	4.75%, 07/07/2024, 1 mo. USD LIBOR + 3.750%	1,067,192
		Froneri International Ltd.
EUR	140,000	5.75%, 01/31/2028, 3 mo. EURIBOR + 5.750%	170,746
		Froneri Lux FinCo S.a.r.l.
	3,140,000	2.63%, 01/29/2027, 3 mo. EURIBOR + 2.625%	3,779,604
		Froneri U.S., Inc.
	$621,002	2.37%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	617,469
	200,000	5.87%, 01/31/2028, 1 mo. USD LIBOR + 5.750%	202,500
		U.S. Foods, Inc.
	930,527	2.12%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	915,406

			6,752,917

		Food Service - 0.2%
		Aramark Services, Inc.
	263,013	1.87%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	260,382
		CHG PPC Parent LLC
	555,750	2.87%, 03/31/2025, 3 mo. USD LIBOR + 2.750%	548,803

			809,185

		Hand/Machine Tools - 0.4%
		Applecaramel Buyer LLC
	1,381,538	4.50%, 10/19/2027, 1 mo. USD LIBOR + 4.000%	1,385,944

		Healthcare-Products - 0.5%
		Grifols S.A.
EUR	297,000	2.25%, 11/15/2027, 3 mo. EURIBOR + 2.250%	360,125
		Lifescan Global Corp.
	$780,111	6.24%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	748,423
	500,000	9.73%, 10/01/2025, 3 mo. USD LIBOR + 9.500%	435,000

			1,543,548

		Healthcare-Services - 10.1%
		ADMI Corp.
	4,720,000	3.25%, 12/23/2027, 1 mo. USD LIBOR +3.250%	4,753,040
		Bio Lam LCD SELAS
EUR	1,291,948	3.75%, 04/25/2026, 3 mo. EURIBOR + 3.750%	1,566,244
	1,510,000	4.75%, 04/25/2026, 3 mo. EURIBOR + 4.750%	1,830,499

The Hartford Floating Rate High Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Cano Health LLC
	$551,718	0.50%, 11/19/2027, 1 mo. USD LIBOR + 4.750%(8)	$548,959
	1,513,282	5.50%, 11/19/2027, 1 mo. USD LIBOR + 4.750%	1,505,716
		CPI Holdco LLC
	545,875	4.12%, 11/04/2026, 1 mo. USD LIBOR + 4.250%	546,328
	100,000	4.12%, 11/04/2026, 1 mo. USD LIBOR + 4.000%	100,083
		DentalCorp Perfect Smile ULC
	1,705,188	4.75%, 06/06/2025, 3 mo. USD LIBOR + 3.750%(8)	1,689,552
		Envision Healthcare Corp.
	742,424	3.87%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	629,205
		eResearchTechnology, Inc.
	955,000	5.50%, 02/04/2027	957,588
		EyeCare Partners LLC
	4,171,377	3.87%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	4,094,749
	980,676	3.87%, 02/18/2027, 1 mo. USD LIBOR + 3.750%(8)	962,661
		Gentiva Health Services, Inc.
	1,703,975	3.38%, 07/02/2025, 1 mo. USD LIBOR + 3.250%	1,701,845
		Loire Finco Luxembourg S.a.r.l.
	3,472,572	3.12%, 04/21/2027, 1 mo. USD LIBOR + 3.000%	3,455,209
		MED ParentCo L.P.
	2,989,488	4.37%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	2,937,172
	749,670	4.37%, 08/31/2026, 1 mo. USD LIBOR + 4.250%(8)	736,551
		MPH Acquisition Holdings LLC
	3,547,519	3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	3,541,098
		Packaging Coordinators Midco, Inc.
	1,065,000	4.50%, 11/30/2027, 1 mo. USD LIBOR + 3.750%	1,067,215
		Pathway Vet Alliance LLC
	1,046,406	3.87%, 03/31/2027, 1 mo. USD LIBOR + 4.000%	1,045,757
	85,471	3.87%, 03/31/2027, 1 mo. USD LIBOR + 3.750%(8)	85,418
		Zelis Payments Buyer, Inc.
	833,899	4.87%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	833,899

			34,588,788

		Household Products - 1.1%
		Diamond (BC) B.V.
	616,977	3.12%, 09/06/2024, 3 mo. USD LIBOR + 3.000%	614,200
EUR	1,442,750	3.25%, 09/06/2024, 3 mo. EURIBOR + 3.250%	1,736,772
		Revlon Consumer Products Corp.
	$1,377,689	4.25%, 09/07/2023, 1 mo. USD LIBOR + 3.500%	564,853
		Weber-Stephen Products LLC
	865,000	4.00%, 10/30/2027, 1 mo. USD LIBOR + 3.250%	866,946

			3,782,771

		Housewares - 0.8%
		Hayward Industries, Inc.
	2,592,265	3.62%, 08/05/2024, 3 mo. USD LIBOR + 3.500%	2,579,303

		Insurance - 6.4%
		Acrisure LLC
	5,200,290	3.62%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	5,165,916
		Asurion LLC
	179,670	0.00%, 12/23/2026, 1 mo. USD LIBOR + 3.250%(7)	178,623
	2,230,000	0.00%, 01/29/2028(7)	2,246,725
	186,311	3.12%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	185,884
	5,778,337	3.12%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	5,755,628
	4,645,303	6.62%, 08/04/2025, 3 mo. USD LIBOR + 6.500%	4,645,303
		Camelot U.S. Acquisition 1 Co.
	735,000	4.00%, 10/30/2026	736,838
		Hub International Ltd.
	897,698	2.97%, 04/25/2025, 1 mo. USD LIBOR + 2.750%	889,323
		Hyperion Insurance Group Ltd.
	574,347	4.75%, 11/12/2027	575,784
		Sedgwick Claims Management Services, Inc.
	1,384,707	3.37%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	1,374,709

			21,754,733

The Hartford Floating Rate High Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Leisure Time - 3.6%
		Caesars Resort Collection LLC
	$3,760,202	2.87%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	$3,692,819
		Carnival Corp.
	1,975,075	8.50%, 06/30/2025, 1 mo. USD LIBOR + 7.500%	2,030,634
		IRB Holding Corp.
	3,335,000	0.00%, 12/15/2027(7)	3,343,338
		Penn National Gaming, Inc.
	3,311,084	3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	3,294,528

			12,361,319

		Machinery-Diversified - 0.2%
		Filtration Group Corporation
	733,163	4.50%, 03/29/2025, 1 mo. USD LIBOR + 3.750%	736,139

		Media - 9.7%
		Adevinta ASA
EUR	1,005,000	0.00%, 10/13/2027(7)	1,223,179
		Alliance Laundry Systems LLC
	$715,000	4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	716,788
		Altice France S.A.
	830,809	2.87%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	819,734
		Banijay Entertainment S.A.S
EUR	1,355,000	3.75%, 03/04/2025, 3 mo. EURIBOR + 3.750%	1,637,404
		Charter Communications Operating LLC
	$1,637,563	1.88%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	1,634,386
		CSC Holdings LLC
	522,287	2.38%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	518,046
		E.W. Scripps Co.
	1,135,000	0.00%, 01/07/2028(7)	1,134,149
	697,401	2.12%, 10/02/2024	696,097
	2,383,664	3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.600%	2,368,766
		Houghton Mifflin Harcourt Publishers, Inc.
	890,584	7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	869,273
		Maxar Technologies Ltd.
	417,327	2.88%, 10/04/2024, 3 mo. USD LIBOR + 2.750%	411,851
		MH Sub LLC
	1,460,032	4.75%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	1,461,243
		MTN Infrastructure TopCo, Inc.
	1,689,936	4.00%, 11/15/2024, 3 mo. USD LIBOR + 3.000%	1,687,824
		NEP/NCP Holdco, Inc.
	598,431	3.37%, 10/20/2025, 3 mo. USD LIBOR + 3.250%	569,838
		Newco Financing Partnership
	1,300,000	3.63%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	1,299,675
		Nexstar Broadcasting, Inc.
	863,327	2.89%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	863,206
		Numericable Group S.A.
EUR	1,434,024	3.00%, 07/31/2025, 3 mo. EURIBOR + 3.000%	1,720,838
		Radiate Holdco LLC
	$310,000	4.25%, 09/25/2026, 1 mo. USD LIBOR + 3.500%	309,743
		Shutterfly, Inc.
	2,038,018	7.00%, 09/25/2026, 1 mo. USD LIBOR + 6.000%	2,030,803
		Terrier Media Buyer, Inc.
	1,743,992	4.37%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	1,742,684
		UPC Broadband Holding B.V.
EUR	2,015,000	3.50%, 01/31/2029	2,452,026
		UPC Financing Partnership
	$1,300,000	3.63%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	1,299,675
		Vertical U.S. Newco, Inc.
	867,825	4.48%, 07/30/2027, 1 mo. USD LIBOR + 4.250%	874,577
		William Morris Endeavor Entertainment LLC
	2,498,810	2.88%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	2,321,544
		Ziggo B.V.
EUR	995,000	3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	1,203,147

The Hartford Floating Rate High Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Ziggo Financing Partnership
	$1,300,000	2.63%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	$1,291,329

			33,157,825

		Metal Fabricate/Hardware - 0.1%
		Ameriforge Group, Inc.
	262,084	9.00%, 06/08/2022, 3 mo. USD LIBOR + 8.000%	204,425

		Miscellaneous Manufacturing - 1.3%
		USI, Inc.
	3,244,009	3.25%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	3,219,679
		Wilsonart LLC
	1,134,886	4.25%, 12/19/2023, 3 mo. USD LIBOR + 3.250%	1,134,182

			4,353,861

		Oil & Gas - 1.6%
		BCP Raptor LLC
	591,362	4.87%, 11/03/2025, 3 mo. USD LIBOR + 4.750%	544,053
	609,311	5.25%, 06/24/2024, 3 mo. USD LIBOR + 4.250%	561,199
		Cheniere Corpus Christi Holdings LLC
	1,589,306	1.87%, 06/30/2024, 3 mo. USD LIBOR + 1.750%	1,573,413
		KCA Deutag Alpha Ltd.
	576,377	9.75%, 02/28/2023, 3 mo. USD LIBOR + 8.750%	276,661
		PowerTeam Services LLC
	585,000	8.25%, 03/06/2026, 3 mo. USD LIBOR + 7.250%	560,138
		Traverse Midstream Partners LLC
	1,984,269	6.50%, 09/27/2024, 1 mo. USD LIBOR + 5.500%	1,952,024

			5,467,488

		Oil & Gas Services - 0.7%
		Lower Cadence Holdings LLC
	2,381,975	4.12%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	2,321,140

		Packaging & Containers - 3.2%
		BellRing Brands LLC
	1,875,974	6.00%, 10/21/2024, 1 mo. USD LIBOR + 5.000%	1,890,982
		Flex Acquisition Co., Inc.
	2,459,267	3.24%, 06/29/2025, 3 mo. USD LIBOR + 3.000%	2,441,757
	2,276,388	4.00%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	2,275,318
		NIC Acquisition Corp.
	550,000	0.00%, 12/29/2027(7)	551,034
	540,000	0.00%, 01/12/2029(7)	544,725
		Proampac PG Borrower LLC
	1,585,000	5.00%, 11/03/2025, 1 mo. USD LIBOR + 4.000%	1,588,962
		TricorBraun Holdings, Inc.
	1,605,000	0.00%, 02/03/2028(7)	1,600,988

			10,893,766

		Pharmaceuticals - 1.5%
		Catalent Pharma Solutions, Inc.
	1,016,514	3.25%, 05/18/2026, 3 mo. USD LIBOR + 2.250%	1,017,785
		Elanco Animal Health, Inc.
	841,116	1.89%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	838,660
		Endo International plc
	856,330	5.00%, 04/29/2024, 3 mo. USD LIBOR + 4.250%	848,837
		Sunshine Luxembourg S.a.r.l.
	2,389,374	5.00%, 10/01/2026, 1 mo. USD LIBOR + 4.000%	2,394,678

			5,099,960

		Real Estate - 0.3%
		Boels Topholding B.V.
EUR	735,000	4.00%, 02/06/2027, 3 mo. EURIBOR + 4.000%	892,744

		Retail - 7.1%
		B.C. Unlimited Liability Co.
	$3,661,230	1.87%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	3,633,002
		Bass Pro Group LLC
	1,679,389	5.75%, 09/25/2024, 3 mo. USD LIBOR + 5.000%	1,680,581

The Hartford Floating Rate High Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Beacon Roofing Supply, Inc.
	$522,315	2.37%, 01/02/2025, 3 mo. USD LIBOR + 2.250%	$520,429
		Coty, Inc.
	1,467,054	2.38%, 04/07/2025, 3 mo. USD LIBOR + 2.250%	1,378,825
		EG Group Ltd.
EUR	723,145	4.00%, 02/07/2025, 3 mo. Euribor + 4.000%	861,452
		LBM Acquisition LLC
	$670,085	0.00%, 12/09/2027(7)	670,755
	3,015,385	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(7)	3,018,400
		Michaels Stores, Inc.
	1,734,681	4.25%, 10/01/2027, 1 mo. USD LIBOR + 3.500%	1,730,344
		Petco Animal Supplies, Inc.
	2,437,605	0.00%, 01/26/2023, 3 mo. USD LIBOR + 3.250%(7)	2,433,022
		PetSmart, Inc.
	3,472,778	4.50%, 03/11/2022, 1 mo. USD LIBOR +3.500%	3,468,993
		Rodan & Fields LLC
	1,425,014	4.13%, 06/16/2025, 3 mo. USD LIBOR + 4.000%	1,236,200
		Sports Authority, Inc.
	2,009,604	0.00%, 11/16/2021, 3 mo. USD LIBOR + 6.000%(7)	2,010
		Staples, Inc.
	3,578,797	5.21%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	3,498,274

			24,132,287

		Software - 7.6%
		Athenahealth, Inc.
	480,000	0.00%, 02/11/2026(7)	480,000
		Change Healthcare Holdings LLC
	786,208	3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.250%	786,208
		DCert Buyer, Inc.
	6,137,017	4.12%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	6,144,688
		EVO Payments International LLC
	3,700,331	3.38%, 12/22/2023, 3 mo. USD LIBOR + 3.250%	3,698,480
		Hyland Software, Inc.
	1,665,740	4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	1,670,954
	712,800	7.75%, 07/07/2025, 3 mo. USD LIBOR + 7.000%	720,819
		Navicure, Inc.
	369,075	4.75%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	369,998
		Playtika Holding Corp.
	7,212,845	7.00%, 12/10/2024, 1 mo. USD LIBOR + 6.000%	7,248,909
		SS&C Technologies, Inc.
	1,822,575	1.87%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	1,811,804
		Ultimate Software Group, Inc.
	1,837,497	3.87%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	1,840,951
	105,000	7.50%, 05/03/2027, 1 mo. USD LIBOR + 6.750%	108,412
		WEX, Inc.
	895,443	2.37%, 05/15/2026, 3 mo. USD LIBOR + 2.250%	894,046

			25,775,269

		Telecommunications - 1.9%
		CenturyLink, Inc.
	518,758	2.37%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	516,553
		Frontier Communications Corp.
	2,980,000	5.75%, 10/08/2021, 1 mo. USD LIBOR + 4.750%	2,977,199
		LogMeIn, Inc.
	900,000	4.88%, 08/31/2027, 1 mo. USD LIBOR + 4.750%	895,500
		Lorca Finco plc
EUR	702,660	4.25%, 09/17/2027, 3 mo. EURIBOR + 4.250%	856,763
		Telenet Financing USD LLC
	$1,250,000	2.13%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	1,239,062

			6,485,077

		Textiles - 0.1%
		International Textile Group, Inc.
	750,000	9.26%, 05/01/2025, 3 mo. USD LIBOR + 9.000%	345,000

The Hartford Floating Rate High Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	Total Senior Floating Rate Interests (cost $295,978,698)		$299,552,447

Common Stocks - 0.4%
	Energy - 0.2%
190,736	Ascent Resources - Marcellus LLC Class A*(9)(10)		$101,090
13,823	Foresight Energy LLC*(9)(10)		111,660
13,865	Texgen Power LLC*(9)(10)		396,334

			609,084

	Insurance - 0.2%
34,814	AFG Holdings, Inc.		696,280

	Materials - 0.0%
4,954	UTEX Industries Inc.*(9)(10)		107,368

			107,368

	Total Common Stocks (cost $2,459,871)		$1,412,732

Exchange-Traded Funds - 3.0%
	Other Investment Pools & Funds - 3.0%
468,100	Invesco Senior Loan ETF		10,401,182

	Total Exchange-Traded Funds (cost $9,746,148)		$10,401,182

Warrants - 0.0%
Energy - 0.0%
94,294	Ascent Resources - Marcellus LLC Expires 03/30/2023*(9)(10)		1,919
600	Sable Permian Resources LLC Expires 10/24/09*(9)(10)		—

			1,919

	Total Warrants (cost $10,874)		$1,919

	Total Long-Term Investments (cost $336,223,418)		$340,754,400

Short-Term Investments - 5.9%
	Other Investment Pools & Funds - 5.9%
20,239,483	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.03%(11)		20,239,483

	Total Short-Term Investments (cost $20,239,483)		$20,239,483

	Total Investments (cost $356,462,901)	105.8%	$360,993,883
	Other Assets and Liabilities	(5.8)%	(19,895,939)

	Total Net Assets	100.0%	$341,097,944

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $21,216,511, representing 6.2% of net assets.

(2)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

The Hartford Floating Rate High Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2021. Base lending rates may be subject to a floor or cap.
(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(6)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2021.

(7)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(8)

This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2021, the aggregate value of the unfunded commitment was $4,023,141, which rounds to 1.2% of total net assets.

(9)	Investment valued using significant unobservable inputs.
(10)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2021, the aggregate fair value of these securities was $621,897, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(11)	Current yield as of period end.

OTC Total Return Swap Contracts Outstanding at January 31, 2021

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Markit iBoxx USD Liquid Leveraged Loan Index	BCLY	USD	1,400,000	(1.00%)	03/20/2021	At Maturity	$—	$(29)	$402,608	$402,637
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD	7,155,000	(1.00%)	03/20/2021	At Maturity	—	(709)	309,737	310,446
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	1,810,000	(1.00%)	03/20/2021	At Maturity	—	(179)	75,634	75,813
Markit iBoxx USD Liquid Leveraged Loan Index	JPM	USD	755,000	(1.00%)	03/20/2021	At Maturity	—	(75)	27,602	27,677
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD	380,000	(1.00%)	06/20/2021	At Maturity	—	(107)	6,748	6,855
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	325,000	(1.00%)	06/20/2021	At Maturity	—	(92)	5,771	5,863
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	2,610,000	(1.00%)	09/20/2021	At Maturity	—	(632)	15,719	16,351
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	1,740,000	(1.00%)	09/20/2021	At Maturity	—	(190)	846	1,036

Total OTC total return swap contracts							$—	$(2,013)	$844,665	$846,678

Foreign Currency Contracts Outstanding at January 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
45,645,334	USD	37,504,641	EUR	CBK	02/26/2021	$107,496	$—
6,002,378	USD	4,928,000	EUR	GSC	02/26/2021	18,839	—
255,790	USD	210,000	EUR	BCLY	02/26/2021	810	—
188,491	USD	155,000	EUR	MSC	02/26/2021	291	—
2,021,757	USD	1,477,000	GBP	BCLY	02/26/2021	—	(2,197)
Total Foreign Currency Contracts						$127,436	$(2,197)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford Floating Rate High Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CBK	Citibank NA
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Currency Abbreviations:
EUR	Euro
GBP	British Pound
USD	United States Dollar

Index Abbreviations:
CPI	Consumer Price Index
Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield
iBoxx	Bond Markets

Other Abbreviations:
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
PIK	Payment-in-kind

The Hartford Floating Rate High Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Corporate Bonds	$28,856,469	$—	$28,856,469	$—
Foreign Government Obligations	529,651	—	529,651	—
Senior Floating Rate Interests	299,552,447	—	299,552,447	—
Common Stocks
Energy	609,084	—	—	609,084
Insurance	696,280	—	696,280	—
Materials	107,368	—	96,474	10,894
Exchange-Traded Funds	10,401,182	10,401,182	—	—
Warrants	1,919	—	—	1,919
Short-Term Investments	20,239,483	20,239,483	—	—
Foreign Currency Contracts(2)	127,436	—	127,436	—
Swaps - Total Return(2)	846,678	—	846,678	—

Total	$361,967,997	$30,640,665	$330,705,435	$621,897

Liabilities
Foreign Currency Contracts(2)	$(2,197)	$—	$(2,197)	$—

Total	$(2,197)	$—	$(2,197)	$—

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3   assets for period ended January 31, 2021 is not presented.

Hartford Global Impact Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.4%
	Australia - 1.7%
80,188	SEEK Ltd.	$1,708,560

	Bangladesh - 1.0%
221,119	GrameenPhone Ltd.	984,201

	Brazil - 4.8%
301,100	Hapvida Participacoes e Investimentos S.A.(1)	944,893
14,400	Pagseguro Digital Ltd. Class A*	704,880
26,618	StoneCo Ltd. Class A*	1,913,834
225,400	YDUQS Participacoes S.A.	1,382,127

		4,945,734

	Canada - 1.8%
41,017	Brookfield Renewable Partners L.P.	1,862,003

	China - 1.9%
34,700	Hangzhou Tigermed Consulting Co., Ltd. Class H*(1)	763,013
26,379	Niu Technologies ADR*	1,153,554

		1,916,567

	Denmark - 1.0%
4,931	Vestas Wind Systems A/S	1,058,773

	France - 4.4%
31,706	Nexity S.A.	1,428,268
17,112	Schneider Electric SE	2,504,523
28,642	Suez	587,836

		4,520,627

	Germany - 3.1%
9,943	LEG Immobilien AG	1,425,344
25,875	Vonovia SE	1,727,673

		3,153,017

	India - 1.1%
61,705	Shriram Transport Finance Co., Ltd.	1,088,438

	Indonesia - 1.3%
4,364,200	Bank Rakyat Indonesia Persero Tbk PT	1,293,841

	Ireland - 2.0%
14,350	Trane Technologies plc	2,057,072

	Israel - 0.7%
4,685	CyberArk Software Ltd.*	765,691

	Japan - 2.0%
5,300	Eisai Co., Ltd.	386,812
55,848	Katitas Co., Ltd.	1,668,632

		2,055,444

	Kenya - 1.4%
4,331,700	Safaricom plc	1,407,136

	Netherlands - 6.6%
12,081	Koninklijke DSM N.V.	2,111,918
44,104	Koninklijke Philips N.V.*	2,404,071
46,568	Signify N.V.*(1)	2,222,041

		6,738,030

	South Africa - 2.7%
1,504,313	Old Mutual Ltd.	1,284,912
188,246	Vodacom Group Ltd.	1,535,554

		2,820,466

	South Korea - 1.8%
2,842	Samsung SDI Co., Ltd.	1,856,681

	Spain - 1.9%
12,927	Acciona S.A.	1,937,385

Hartford Global Impact Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Sweden - 0.5%
8,387	MIPS AB	$495,955

	Switzerland - 1.3%
17,465	Landis+Gyr Group AG*	1,286,692

	Taiwan - 3.0%
149,000	Chroma ATE, Inc.	1,001,166
66,933	MediaTek, Inc.	2,090,562

		3,091,728

	United Kingdom - 4.6%
19,575	Genus plc	1,314,908
47,007	Hikma Pharmaceuticals plc	1,543,678
75,374	Nomad Foods Ltd.*	1,891,887

		4,750,473

	United States - 44.8%
10,817	Advanced Drainage Systems, Inc.	892,186
23,368	Agilent Technologies, Inc.	2,808,133
12,024	Alexandria Real Estate Equities, Inc. REIT	2,009,331
5,251	Amedisys, Inc.*	1,508,665
20,725	Ball Corp.	1,824,214
27,079	Baxter International, Inc.	2,080,480
18,457	Boston Properties, Inc. REIT	1,684,570
61,362	Covanta Holding Corp.	868,272
11,291	Danaher Corp.	2,685,451
8,355	Etsy, Inc.*	1,663,397
47,440	Evoqua Water Technologies Corp.*	1,292,740
15,993	First Solar, Inc.*	1,585,706
21,767	GoDaddy, Inc. Class A*	1,710,451
2,375	Illumina, Inc.*	1,012,795
12,198	Invitae Corp.*	604,045
18,077	Itron, Inc.*	1,554,984
99,655	Laureate Education, Inc. Class A*	1,296,512
42,837	Mimecast Ltd.*	1,844,561
60,208	Nuance Communications, Inc.*	2,741,872
24,799	Rapid7, Inc.*	2,153,049
9,673	Square, Inc. Class A*	2,088,981
12,997	Sun Communities, Inc. REIT	1,860,261
13,711	Tetra Tech, Inc.	1,666,846
37,416	Upwork, Inc.*	1,550,893
11,340	Watts Water Technologies, Inc. Class A	1,361,594
17,338	Xylem, Inc.	1,674,677
12,231	Zoetis, Inc.	1,886,632

		45,911,298

	Total Common Stocks (cost $68,486,190)	$97,705,812

Short-Term Investments - 3.2%
	Repurchase Agreements - 3.2%
3,244,423	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $3,244,428; collateralized by U.S. Treasury Bond at 3.000%, maturing 05/15/2047, with a market value of $3,309,431	3,244,423

	Total Short-Term Investments (cost $3,244,423)	$3,244,423

Hartford Global Impact Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Total Investments (cost $71,730,613)	98.6%	$100,950,235
Other Assets and Liabilities	1.4%	1,406,698

Total Net Assets	100.0%	$102,356,933

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $3,929,947, representing 3.8% of net assets.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

Hartford Global Impact Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Australia	$1,708,560	$—	$1,708,560	$—
Bangladesh	984,201	984,201	—	—
Brazil	4,945,734	4,945,734	—	—
Canada	1,862,003	1,862,003	—	—
China	1,916,567	1,153,554	763,013	—
Denmark	1,058,773	—	1,058,773	—
France	4,520,627	—	4,520,627	—
Germany	3,153,017	—	3,153,017	—
India	1,088,438	—	1,088,438	—
Indonesia	1,293,841	—	1,293,841	—
Ireland	2,057,072	2,057,072	—	—
Israel	765,691	765,691	—	—
Japan	2,055,444	—	2,055,444	—
Kenya	1,407,136	—	1,407,136	—
Netherlands	6,738,030	—	6,738,030	—
South Africa	2,820,466	—	2,820,466	—
South Korea	1,856,681	—	1,856,681	—
Spain	1,937,385	—	1,937,385	—
Sweden	495,955	—	495,955	—
Switzerland	1,286,692	—	1,286,692	—
Taiwan	3,091,728	—	3,091,728	—
United Kingdom	4,750,473	1,891,887	2,858,586	—
United States	45,911,298	45,911,298	—	—
Short-Term Investments	3,244,423	—	3,244,423	—

Total	$100,950,235	$59,571,440	$41,378,795	$—

(1) For the period ended January 31, 2021, there were no transfers in and out of Level 3.

The Hartford Global Real Asset Fund (consolidated)

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 50.5%
	Automobiles & Components - 0.1%
585	Aptiv plc	$78,156
3,780	NOK Corp.	49,325

		127,481

	Banks - 0.5%
5,752	ABN Amro Bank N.V.*(1)	60,074
25,233	AIB Group plc*	45,014
17,965	Bank of Ireland Group plc*	66,738
17,205	BPER Banca*(2)	31,608
27,499	CaixaBank S.A.	69,394
2,030	KB Financial Group, Inc.	73,294
16,576	Mitsubishi UFJ Financial Group, Inc.	74,853
15,547	Resona Holdings, Inc.	53,969
2,272	Shinhan Financial Group Co., Ltd.	62,308
2,497	Societe Generale S.A.*	46,552
10,577	Standard Chartered plc*	63,998
2,327	Sumitomo Mitsui Financial Group, Inc.	72,296
1,866	Sumitomo Mitsui Trust Holdings, Inc.	55,826
36,277	Unicaja Banco S.A.*(1)	24,997
6,300	UniCredit S.p.A.*	57,411

		858,332

	Capital Goods - 2.2%
2,682	ABB Ltd.	79,109
253	Acuity Brands, Inc.	30,421
357	Altra Industrial Motion Corp.	18,353
783	American Woodmark Corp.*	67,737
2,411	Arcadis N.V.*	84,531
5,330	Builders FirstSource, Inc.*	203,873
3,929	Chiyoda Corp.*	12,408
4,505	Cie de Saint-Gobain*	223,949
390	Daikin Industries Ltd.	82,342
338	Deere & Co.	97,614
396	Eaton Corp. plc	46,609
2,663	Fluor Corp.	46,043
2,970	Fortune Brands Home & Security, Inc.	256,162
641	Helios Technologies, Inc.	34,967
357	Hubbell, Inc.	55,549
1,239	Ingersoll Rand, Inc.*	51,840
13,178	JELD-WEN Holding, Inc.*	342,496
6,258	JGC Holdings Corp.	70,902
3,255	Kennametal, Inc.	123,299
2,819	Middleby Corp.*	382,595
9,010	PGT Innovations, Inc.*	186,597
754	Siemens AG	116,825
1,200	Triton International Ltd.	55,608
173	Vestas Wind Systems A/S	37,146
7,075	Vinci S.A.	656,052
992	Welbilt, Inc.*	12,807
920	Westinghouse Air Brake Technologies Corp.	68,273
552	Xylem, Inc.	53,318

		3,497,425

	Commercial & Professional Services - 0.5%
1,715	Adecco Group AG	107,128
4,861	Clean Harbors, Inc.*	376,533
24,902	Hays plc*	47,657
6,851	Pagegroup plc*	42,084
4,650	Smart Metering Systems plc	43,515
360	Verisk Analytics, Inc.	66,060
751	Waste Management, Inc.	83,601

		766,578

The Hartford Global Real Asset Fund (consolidated)

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Consumer Durables & Apparel - 1.2%
1,143	Berkeley Group Holdings plc	$65,367
1,018	Cavco Industries, Inc.*	192,056
4,551	Century Communities, Inc.*	213,624
2,309	D.R. Horton, Inc.	177,331
134,718	Glenveagh Properties plc*(1)	137,656
4,707	Kaufman & Broad S.A.	215,644
3,935	Lennar Corp. Class A	327,195
3,200	Sekisui Chemical Co., Ltd.	57,716
9,785	Skyline Champion Corp.*	329,069
3,007	Smith & Wesson Brands, Inc.	49,796
841	Sturm Ruger & Co., Inc.	53,286
631	Toll Brothers, Inc.	32,244
1,824	TRI Pointe Group, Inc.*	36,845

		1,887,829

	Consumer Services - 0.6%
1,948	Caesars Entertainment, Inc.*	137,120
2,299	Hyatt Hotels Corp. Class A	150,952
31,095	Melia Hotels International S.A.*	203,346
910	Oriental Land Co., Ltd.	142,425
18,386	Playa Hotels & Resorts N.V.*	97,814
494	Vail Resorts, Inc.	131,384

		863,041

	Diversified Financials - 0.7%
2,345	Berkshire Hathaway, Inc. Class B*	534,355
5,611	Brookfield Asset Management, Inc. Class A	217,931
1,399	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	82,751
480	Julius Baer Group Ltd.	29,043
225	Moody’s Corp.	59,908
196	S&P Global, Inc.	62,132
7,696	UBS Group AG	110,929
5,563	Uranium Participation Corp.*	19,142

		1,116,191

	Energy - 13.3%
9,137	Advantage Oil & Gas Ltd.*(2)	13,647
10,990	Ampol Ltd.	218,812
18,280	ARC Resources Ltd.	84,485
240,328	BP plc	893,048
46,212	BP plc ADR	1,026,831
4,560	Brigham Minerals, Inc. Class A	61,058
1,825	Cabot Oil & Gas Corp.	33,452
8,406	Cameco Corp.	104,586
17,896	Canadian Natural Resources Ltd.	404,287
5,231	Chevron Corp.	445,681
269,283	China Oilfield Services Ltd. Class H	296,472
420,000	China Petroleum & Chemical Corp. Class H	198,904
23,553	China Shenhua Energy Co., Ltd. Class H	43,507
3,092	Cimarex Energy Co.	130,421
5,448	ConocoPhillips	218,070
1,037	Devon Energy Corp.	17,069
2,308	Diamondback Energy, Inc.	130,840
131	Drilling Co.*	3,586
29,086	Enbridge, Inc.(2)	977,153
421	Enbridge, Inc.	14,146
67,840	Eni S.p.A.	685,236
7,181	EOG Resources, Inc.	365,944
2,540	EQT Corp.	41,427
21,790	Equinor ASA ADR	386,337
12,170	Exxon Mobil Corp.	545,703
55,000	Formosa Petrochemical Corp.	174,533
2,316	Fugro N.V.*(2)	24,258
17,763	Galp Energia SGPS S.A.	178,290
23,656	Gazprom PJSC ADR	131,502

The Hartford Global Real Asset Fund (consolidated)

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
11,563	Headwater Exploration, Inc.*	$25,409
42,448	Inpex Corp.	245,712
904	Japan Petroleum Exploration Co., Ltd.	17,191
63,930	JXTG Holdings, Inc.	259,092
8,137	LUKOIL PJSC ADR	575,892
9,151	Lundin Energy AB	248,569
3,424	Magnolia Oil & Gas Corp. Class A*	29,001
5,412	Marathon Petroleum Corp.	233,582
2,990	Neste Oyj	210,617
432	Oasis Petroleum, Inc.*	16,187
34,873	Oil & Natural Gas Corp. Ltd.	42,034
10,526	OMV AG	441,690
1,897	Ovintiv, Inc.	29,833
5,242	Parex Resources, Inc.*	79,322
3,201	PDC Energy, Inc.*	69,494
610,000	PetroChina Co., Ltd. Class H	183,964
77,962	Petroleo Brasileiro S.A.	389,425
1,873	Phillips 66	126,989
1,559	Pioneer Natural Resources Co.	188,492
11,717	Polski Koncern Naftowy ORLEN S.A.	175,606
50,300	PTT Exploration & Production PCL	173,941
176,000	PTT PCL	221,985
2,784	QEP Resources, Inc.	7,934
21,843	Repsol S.A.	214,579
68,261	Rosneft Oil Co. PJSC GDR	421,235
19,604	Royal Dutch Shell plc Class A	362,758
49,675	Royal Dutch Shell plc Class A ADR(2)	1,832,511
33,912	Royal Dutch Shell plc Class B	591,035
11,010	Saipem S.p.A.	28,849
38,070	Santos Ltd.	187,640
428	Schlumberger Ltd.	9,506
10,180	Southwestern Energy Co.*	38,379
7,335	Suncor Energy, Inc.	122,715
53,637	Surgutneftegas PJSC ADR	233,949
5,109	Tatneft PJSC ADR	198,021
22,663	TC Energy Corp.	971,722
22,393	Tenaris S.A.	172,909
610	Tenaris S.A. ADR	9,431
31,785	Total S.A. ADR	1,337,513
36,714	Total SE	1,547,435
5,176	Tourmaline Oil Corp.	73,749
12,427	Trican Well Service Ltd.*(2)	16,618
19,530	Tupras Turkiye Petrol Rafinerileri A.S.*(2)	264,020
3,551	Viper Energy Partners L.P.	48,791
1,104	Whiting Petroleum Corp.*	22,455
11,794	Woodside Petroleum Ltd.	218,915
3,309	YPF S.A. ADR*	12,078

		20,778,059

	Food & Staples Retailing - 0.1%
28,125	J Sainsbury plc	93,929

	Food, Beverage & Tobacco - 0.0%
531	Darling Ingredients, Inc.*	32,927
135,360	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	12,818

		45,745

	Insurance - 0.2%
3,648	Assicurazioni Generali S.p.A.	62,260
3,251	Dai-ichi Life Holdings, Inc.	49,535
350	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	92,805
35,661	Old Mutual Ltd.	30,460
72,746	Shin Kong Financial Holding Co., Ltd.	20,876
7,717	T&D Holdings, Inc.	89,933

The Hartford Global Real Asset Fund (consolidated)

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
4,295	Tongyang Life Insurance Co., Ltd.	$14,048

		359,917

	Materials - 11.6%
2,537	Alcoa Corp.*	45,666
26,351	Alrosa PJSC*	34,890
31,477	Anglo American plc	1,035,387
31,695	ArcelorMittal S.A.*	684,295
1,795	Arconic Corp.*	45,234
21,025	Barrick Gold Corp.	470,056
9,485	BHP Group Ltd. ADR(2)	633,408
38,852	BHP Group plc	1,064,752
7,370	BHP Group plc ADR	402,549
34,158	BlueScope Steel Ltd.	428,852
1,010	Canfor Corp.*	18,648
88,168	Centamin plc	137,987
18,602	Centerra Gold, Inc.	192,748
98,201	China BlueChemical Ltd. Class H	19,703
20,190	Dundee Precious Metals, Inc.	128,363
11,178	Eldorado Gold Corp.*	125,409
17,178	Endeavour Mining Corp.	364,852
182,188	Eregli Demir ve Celik Fabrikalari T.A.S.	356,003
16,051	Evolution Mining Ltd.	57,325
53,967	Evraz plc	368,995
3,175	First Quantum Minerals Ltd.	52,886
758	FMC Corp.	82,084
43,066	Fortescue Metals Group Ltd.	709,371
490	Franco-Nevada Corp.	58,371
9,785	Freeport-McMoRan, Inc.	263,314
19,340	Gerdau S.A. ADR	82,002
5,690	Gold Fields Ltd.	53,352
113,100	Grupo Mexico S.A.B. de C.V. Class B	488,119
6,767	Harmony Gold Mining Co., Ltd.*	30,016
41,163	Hochschild Mining plc	129,339
35,627	IAMGOLD Corp.*	120,863
826	Imerys S.A.	39,003
3,304	Impala Platinum Holdings Ltd.	44,619
1,647	Johnson Matthey plc	66,257
30,197	Kinross Gold Corp.	210,847
1,025	Korea Zinc Co., Ltd.	369,846
6,348	Koza Altin Isletmeleri A.S.*	99,614
8,935	Kumba Iron Ore Ltd.	359,302
2,383	Kyoei Steel Ltd.	30,684
1,841	LafargeHolcim Ltd.*	99,553
11,075	Lundin Mining Corp.	98,733
1,660	Maruichi Steel Tube Ltd.	35,839
18,376	MMC Norilsk Nickel PJSC ADR	589,986
4,109	Newmont Corp.	244,896
23,704	Norsk Hydro ASA	104,681
13,269	Novolipetsk Steel PJSC GDR	369,067
3,150	Nucor Corp.	153,500
13,848	OceanaGold Corp.*	24,366
988	Pacific Metals Co., Ltd.	20,363
2,615	POSCO	574,008
12,270	Pretium Resources, Inc.*	132,415
72,421	Ramelius Resources Ltd.	83,933
79,817	Regis Resources Ltd.	219,395
23,744	Resolute Mining Ltd.*	12,361
29,127	Rio Tinto plc	2,209,782
10,365	Rio Tinto plc ADR	792,093
2,157	Salzgitter AG*	56,080
22,426	Severstal PAO GDR	374,491
62,085	Silver Lake Resources Ltd.*	75,185
229,604	South32 Ltd.	442,827
5,317	Southern Copper Corp.	353,102

The Hartford Global Real Asset Fund (consolidated)

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
2,440	Steel Dynamics, Inc.	$83,619
4,968	Teck Resources Ltd. Class B	90,755
14,248	Torex Gold Resources, Inc.*	187,633
20,670	Vale S.A. ADR	333,821
171,802	Vedanta Ltd.	377,528
692	Vicat S.A.	29,770
345	West Fraser Timber Co., Ltd.	22,107
16,424	Western Areas Ltd.	29,243
1,824	Yamato Kogyo Co., Ltd.	46,096

		18,172,239

	Media & Entertainment - 0.9%
1,136	Charter Communications, Inc. Class A*	690,188
15,392	Comcast Corp. Class A	762,982

		1,453,170

	Real Estate - 8.8%
1,152	Aedifica S.A. REIT	139,023
2,053	Alexandria Real Estate Equities, Inc. REIT	343,077
2,919	American Tower Corp. REIT	663,664
3,187	Americold Realty Trust REIT	111,258
4,264	British Land Co. plc REIT	26,075
27,841	Brixmor Property Group, Inc. REIT	471,348
2,535	Camden Property Trust REIT	258,950
122,590	CapitaLand Mall Trust REIT	195,856
4,159	Catena AB	193,678
42,595	Charter Hall Education Trust REIT	100,418
8,916	CK Asset Holdings Ltd.	44,487
44	Comforia Residential REIT, Inc. REIT	125,159
70,300	Corp. Inmobiliaria Vesta S.A.B. de C.V.	132,548
1,381	Crown Castle International Corp. REIT	219,938
3,600	Daiwa House Industry Co., Ltd.	102,063
8,340	Deutsche Wohnen SE	412,718
2,824	Digital Realty Trust, Inc. REIT	406,515
6,451	Douglas Emmett, Inc. REIT	178,757
621	Equinix, Inc. REIT	459,515
5,665	Fastighets AB Balder Class B*	283,105
9,999	Five Point Holdings LLC Class A*	62,994
18,698	Goodman Group REIT	251,618
12,383	Healthpeak Properties, Inc. REIT	367,156
3,800	Heiwa Real Estate Co., Ltd.	130,033
146	Heiwa Real Estate REIT, Inc. REIT	190,877
18,220	Independence Realty Trust, Inc. REIT	241,962
8,314	Invitation Homes, Inc. REIT	245,097
1,410	Jones Lang LaSalle, Inc. REIT*	206,156
5,442	Katitas Co., Ltd.	162,597
9,992	Kojamo Oyj	212,938
2,806	Land Securities Group plc REIT	23,494
2,637	Life Storage, Inc. REIT	215,126
52,497	Link REIT	455,424
23,101	Longfor Properties Co., Ltd.(1)	130,093
45,444	Medical Properties Trust, Inc. REIT	959,323
143,489	Mirvac Group REIT	258,932
3,552	Mitsubishi Estate Co., Ltd.	56,193
20,400	Mitsui Fudosan Co., Ltd. REIT	414,072
44,781	New World Development Co., Ltd.	207,340
4,678	Nexity S.A.	210,731
4,924	PotlatchDeltic Corp. REIT	235,170
6,217	Prologis, Inc. REIT	641,594
17,628	Retail Opportunity Investments Corp. REIT	248,378
5,253	Rexford Industrial Realty, Inc. REIT	257,082
2,378	Ryman Hospitality Properties, Inc. REIT	154,213
14,481	Safestore Holdings plc REIT	160,336
39,304	Shimao Group Holdings Ltd.	113,641
1,607	Simon Property Group, Inc. REIT	149,338

The Hartford Global Real Asset Fund (consolidated)

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
3,967	SL Green Realty Corp. REIT	$267,693
2,002	Sun Communities, Inc. REIT	286,546
20,200	Tokyo Tatemono Co., Ltd.	272,710
6,955	UDR, Inc. REIT	267,420
21,352	UNITE Group plc*	280,043
15,122	VICI Properties, Inc. REIT	382,284
1,703	Weyerhaeuser Co., REIT	53,117
20,007	Workspace Group plc REIT	196,137

		13,836,010

	Retailing - 0.1%
33,124	Petrobras Distribuidora S.A.	140,817
2,876	Xebio Holdings Co., Ltd.	24,022

		164,839

	Semiconductors & Semiconductor Equipment - 0.1%
842	First Solar, Inc.*	83,484

	Software & Services - 0.1%
754	Aspen Technology, Inc.*	100,961

	Technology Hardware & Equipment - 0.1%
1,058	Hexagon AB Class B	92,201
417	Itron, Inc.*	35,870
1,124	Trimble, Inc.*	74,083

		202,154

	Telecommunication Services - 1.1%
24,852	BT Group plc	42,613
15,943	Cellnex Telecom S.A.(1)	934,001
21,100	KDDI Corp.	620,187
1,742	KT Corp.*	37,178
2,656	KT Corp. ADR*	27,941
4,937	MTN Group Ltd.	20,368

		1,682,288

	Transportation - 0.9%
25	AP Moller - Maersk A/S Class B	51,354
5,918	Canadian National Railway Co.	599,413
2,348	D/S Norden A/S	41,921
1,020	East Japan Railway Co.	67,281
8,450	Japan Airport Terminal Co., Ltd.	444,547
3,515	JetBlue Airways Corp.*	50,405
222,619	Pacific Basin Shipping Ltd.	38,632
17,741	PostNL N.V.*	73,138

		1,366,691

	Utilities - 7.4%
531	Acciona S.A.	79,582
2,871	American Electric Power Co., Inc.	232,293
1,790	Atlantica Sustainable Infrastructure plc	74,016
12,117	Avangrid, Inc.	560,654
87,777	Beijing Enterprises Holdings Ltd.	286,927
23,864	CenterPoint Energy, Inc.	503,292
34,556	Centrica plc*	24,419
1,004,543	China Longyuan Power Group Corp. Ltd. Class H	1,470,479
12,700	Cia de Saneamento Basico do Estado de Sao Paulo	94,866
24,200	Cia de Saneamento do Parana	96,421
878	Consolidated Edison, Inc.	62,145
6,349	Duke Energy Corp.	596,806
54,089	E.ON SE	572,182
10,300	Edison International	599,048
68,408	Enel S.p.A.	678,470
58,176	Engie S.A.*	902,848
36,499	ENN Energy Holdings Ltd.	562,903
1,128	Eversource Energy	98,700
15,529	Exelon Corp.	645,385
15,546	FirstEnergy Corp.	478,195

The Hartford Global Real Asset Fund (consolidated)

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
119,816	Guangdong Investment Ltd.	$209,854
52,095	Iberdrola S.A.	705,351
61,795	National Grid plc	717,792
5,009	Pinnacle West Capital Corp.	376,927
4,084	Sempra Energy	505,436
985	Sunnova Energy International, Inc.*	43,192
10,098	UGI Corp.	363,427
3,214	Veolia Environnement S.A.	85,647

		11,627,257

	Total Common Stocks (cost $63,470,115)	$79,083,620

Asset & Commercial Mortgage-Backed Securities - 0.2%
	Whole Loan Collateral CMO - 0.2%
	Connecticut Avenue Securities Trust
$42,654	2.23%, 10/25/2039, 1 mo. USD LIBOR + 2.100%(1)(3)	42,681
36,389	2.28%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(3)	36,474
37,487	2.43%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(3)	37,576
	Fannie Mae Connecticut Avenue Securities
79,969	2.33%, 01/25/2030, 1 mo. USD LIBOR + 2.200%(3)	80,440
99,735	3.13%, 10/25/2029, 1 mo. USD LIBOR + 3.000%(3)	101,701

		298,872

	Total Asset & Commercial Mortgage-Backed Securities (cost $275,016)	$298,872

Corporate Bonds - 0.3%
	Airlines - 0.0%
	British Airways Trust
15,000	4.25%, 05/15/2034(1)	16,135
	JetBlue Airways Corp.
20,000	4.00%, 05/15/2034	21,803

		37,938

	Construction Materials - 0.1%
	Eagle Materials, Inc.
57,000	4.50%, 08/01/2026	59,063

	Diversified Financial Services - 0.0%
	Home Point Capital, Inc.
30,000	5.00%, 02/01/2026(1)	30,375

	Machinery-Diversified - 0.0%
	Westinghouse Air Brake Technologies Corp.
10,000	3.20%, 06/15/2025	10,734

	Oil & Gas - 0.1%
	Callon Petroleum Co.
65,000	6.25%, 04/15/2023	48,263
	Centennial Resource Production LLC
115,000	5.38%, 01/15/2026(1)	96,600
	Diamondback Energy, Inc.
5,000	4.75%, 05/31/2025	5,654
	Occidental Petroleum Corp.
50,000	4.40%, 04/15/2046	43,950

		194,467

	Pipelines - 0.1%
	Antero Midstream Partners L.P. / Antero Midstream Finance Corp.
50,000	5.38%, 09/15/2024	50,090
	EnLink Midstream Partners L.P.
45,000	4.85%, 07/15/2026	43,697
	Gray Oak Pipeline LLC
30,000	3.45%, 10/15/2027(1)	31,441

		125,228

	Total Corporate Bonds (cost $479,749)	$457,805

The Hartford Global Real Asset Fund (consolidated)

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
Foreign Government Obligations - 2.3%
		Argentina - 0.1%
		Argentina Treasury Bond
ARS	5,941,987	1.20%, 03/18/2022(4)	$68,221
		Argentine Republic Government International Bond
	$123,741	0.13%, 07/09/2035	42,290

			110,511

		Canada - 0.2%
		Canadian Government Real Return Bond
CAD	250,848	4.25%, 12/01/2026(4)	261,141

		Germany - 0.4%
		Deutsche Bundesrepublik Inflation Linked Bond
EUR	314,916	0.10%, 04/15/2026(4)(5)	419,254
	121,039	0.50%, 04/15/2030(4)(5)	177,983

			597,237

		Greece - 0.1%
		Hellenic Republic Government Bond
	41,225,000	0.00%, 10/15/2042(6)	142,582

		Hungary - 0.0%
		Hungary Government International Bond
	30,000	1.63%, 04/28/2032(5)	39,595

		Indonesia - 0.3%
		Indonesia Treasury Bond
IDR	4,542,000,000	8.38%, 03/15/2034	366,617

		Japan - 0.7%
		Japanese Government CPI Linked Bond
JPY	83,845,060	0.10%, 03/10/2026(4)	805,671
	35,586,912	0.10%, 03/10/2028(4)	342,704

			1,148,375

		Mexico - 0.2%
		Mexican Bonos
MXN	2,643,900	8.00%, 11/07/2047	150,193
		Mexican Udibonos
	2,485,806	4.00%, 11/08/2046(4)	152,642

			302,835

		Russia - 0.1%
		Russian Federal Inflation Linked Bond - OFZ
RUB	13,239,156	2.50%, 02/02/2028(4)	177,669

		South Korea - 0.2%
		Inflation Linked Korea Treasury Bond
KRW	341,040,244	1.75%, 06/10/2028(4)	331,519

		Thailand - 0.0%
		Thailand Government Bond
THB	1,509,755	1.25%, 03/12/2028(4)(5)	50,716

		Total Foreign Government Obligations (cost $3,557,878)	$3,528,797

U.S. Government Agencies - 0.1%
		FHLMC - 0.1%
	$49,514	2.18%, 04/25/2049, 1 mo. USD LIBOR + 2.050%(1)(3)	$49,514
	44,243	2.20%, 07/25/2049, 1 mo. USD LIBOR + 2.050%(1)(3)	44,243
	48,503	2.48%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(3)	48,721
	50,542	2.78%, 01/25/2049, 1 mo. USD LIBOR + 2.650%(1)(3)	50,983

			193,461

		Total U.S. Government Agencies (cost $189,165)	$193,461

U.S. Government Securities - 29.9%
		United States - 29.9%
		U.S. Treasury Bonds - 6.1%

The Hartford Global Real Asset Fund (consolidated)

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$2,690,511	0.13%, 01/15/2030(4)	$3,010,920
303,663	0.25%, 02/15/2050(4)	352,435
83,988	0.75%, 02/15/2045(4)	107,019
204,830	0.88%, 02/15/2047(4)	270,948
98,846	1.00%, 02/15/2046(4)	132,862
304,337	1.75%, 01/15/2028(4)	375,927
3,120,537	2.00%, 01/15/2026(4)	3,737,575
554,993	2.38%, 01/15/2025(4)	652,926
335,512	2.38%, 01/15/2027(4)	419,696
411,253	3.63%, 04/15/2028(4)	568,958

		9,629,266

	U.S. Treasury Notes - 23.8%
3,991,325	0.13%, 04/15/2022(4)	4,094,382
287,492	0.13%, 01/15/2023(4)	300,077
2,476,893	0.13%, 07/15/2024(4)	2,672,077
1,471,070	0.13%, 07/15/2026(4)	1,630,493
2,516,046	0.25%, 01/15/2025(4)	2,738,198
1,429,391	0.25%, 07/15/2029(4)	1,623,643
4,320,545	0.38%, 07/15/2023(4)(7)	4,602,730
2,694,044	0.38%, 07/15/2025(4)(7)	2,982,566
2,095,368	0.38%, 01/15/2027(4)	2,356,526
1,367,035	0.38%, 07/15/2027(4)	1,550,018
796,533	0.50%, 01/15/2028(4)	909,779
1,645,068	0.63%, 04/15/2023(4)	1,742,315
2,638,689	0.63%, 01/15/2024(4)	2,852,120
1,270,444	0.63%, 01/15/2026(4)	1,428,406
1,109,498	0.75%, 07/15/2028(4)	1,300,179
3,794,537	0.88%, 01/15/2029(4)(7)	4,481,210

		37,264,719

	Total U.S. Government Securities (cost $44,505,252)	$46,893,985

Convertible Bonds - 0.0%
	Oil & Gas - 0.0%
	PDC Energy, Inc.
55,000	1.13%, 09/15/2021	53,643

Exchange-Traded Funds - 2.2%
	Other Investment Pools & Funds - 2.2%
14,545	Energy Select Sector SPDR Fund	571,910
3,414	iShares Silver Trust*	85,316
1,548	SPDR Gold Shares*	267,200
9,330	VanEck Vectors Agribusiness ETF	735,297
52,835	VanEck Vectors Gold Miners ETF	1,823,336

		3,483,059

	Total Exchange-Traded Funds (cost $3,329,060)	$3,483,059

	Total Long-Term Investments (cost $115,857,624)	$133,993,242

Short-Term Investments - 14.5%
	Other Investment Pools & Funds - 8.6%
13,509,311	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.03%(8)	13,509,311

	Repurchase Agreements - 3.5%
5,499,474	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $5,499,483; collateralized by U.S. Treasury Inflation Index Bond at 1.000%, maturing 02/15/2048, with a market value of $5,609,468	5,499,474

	Securities Lending Collateral - 2.4%
1,983,287	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(8)	1,983,287

The Hartford Global Real Asset Fund (consolidated)

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
1,716,497	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(8)		$1,716,497

			3,699,784

	Total Short-Term Investments (cost $22,708,569)		$22,708,569

	Total Investments Excluding Purchased Options (cost $138,566,193)	100.0%	$156,701,811
	Total Purchased Options (cost $21,467)	0.0%	$15,632

	Total Investments (cost $138,587,660)	100.0%	$156,717,443
	Other Assets and Liabilities	0.0%	33,009

	Total Net Assets	100.0%	$156,750,452

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global Real-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of January 31, 2021, the Fund invested 19.4% of its total assets in the Subsidiary.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $1,771,564, representing 1.1% of net assets.
(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2021. Base lending rates may be subject to a floor or cap.
(4)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(5)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $687,548, representing 0.4% of net assets.
(6)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(7)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2021, the market value of securities pledged was $2,452,153.
(8)	Current yield as of period end.

The Hartford Global Real Asset Fund (consolidated)

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

OTC Option Contracts Outstanding at January 31, 2021

Description	Counter -party	Exercise Price/FX Rate/Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
Bloomberg Commodity
Index Option		70.00 USD	05/11/2021	4,081	USD	4,081	$738	$4,436	$(3,698)
Bloomberg Commodity
Index Option		73.00 USD	06/21/2021	4,260	USD	4,260	3,104	7,021	(3,917)

Total Puts							$3,842	$11,457	$(7,615)

Total purchased OTC option contracts							$3,842	$11,457	$(7,615)

Written option contracts:
Puts
Bloomberg Commodity
Index Option		63.00 USD	05/11/2021	(4,081)	USD	(4,081)	$(111)	$(597)	$486
Bloomberg Commodity
Index Option		65.00 USD	06/21/2021	(4,260)	USD	(4,260)	(482)	(897)	415

Total Puts							$(593)	$(1,494)	$901

Total written OTC option contracts							$(593)	$(1,494)	$901

Exchange-Traded Option Contracts Outstanding at January 31, 2021
Description		Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
Silver Option		25.50 USD	02/23/2021	1	USD	5,000	$11,785	$7,556	$4,229

Puts
HG Copper Future Option		335.00 USD	02/23/2021	1	USD	250	$5	$2,454	$(2,449)

Total purchased exchange-traded option contracts							$11,790	$10,010	$1,780

Written option contracts:
Puts
HG Copper Future Option		290.00 USD	02/23/2021	(1)	USD	(250)	$—	$(296)	$296

Total written exchange-traded option contracts							$—	$(296)	$296

Futures Contracts Outstanding at January 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	31	05/28/2021	$1,680,510	$147,457

The Hartford Global Real Asset Fund (consolidated)

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Brent Crude Oil Future	5	02/26/2021	$275,200	$5,219
Brent Crude Oil Future	2	03/26/2021	3,940	(1,465)
Brent Crude Oil Future	4	04/30/2021	218,200	18,422
Brent Crude Oil Future	8	10/29/2021	422,320	105,309
Brent Crude Oil Future	7	10/31/2022	357,280	66,561
Copper Future	13	07/28/2021	1,155,700	(40,252)
Corn Future	52	03/12/2021	1,422,200	300,879
Cotton No. 2 Future	4	03/09/2021	161,280	12,427
Cotton No. 2 Future	12	07/08/2021	496,680	9,068
Gasoline RBOB Future	3	02/26/2021	195,640	2,028
Gasoline RBOB Future	1	03/31/2021	69,476	5,288
Gasoline RBOB Future	3	05/28/2021	208,265	31,777
Gasoline RBOB Future	9	06/30/2021	619,807	9,588
Gold 100oz Future	2	04/28/2021	370,060	1,309
Gold 100oz Future	13	06/28/2021	2,408,510	14,862
Ice ECX Emission	20	12/20/2021	799,729	43,006
LME Copper Future	2	03/15/2021	392,988	12,772
LME Nickel Future	19	03/15/2021	2,014,779	278,088
LME Nickel Future	15	05/17/2021	1,592,865	169,664
LME Nickel Future	8	07/19/2021	850,632	4,127
LME Zinc Future	22	03/15/2021	1,413,500	62,402
LME Zinc Future	22	05/17/2021	1,421,062	(41,044)
LME Zinc Future	11	07/19/2021	713,213	(53,953)
Live Cattle Future	10	06/30/2021	470,400	8,925
NY Harbor ULSD Future	9	06/30/2021	602,192	7,814
Natural Gas Future	3	02/24/2021	76,920	(5,882)
Natural Gas Future	2	04/28/2021	52,500	(487)
Natural Gas Future	2	05/26/2021	53,660	153
Natural Gas Future	4	07/28/2021	111,000	(1,966)
Platinum Future	21	04/28/2021	1,133,160	8,837
Silver Future	11	03/29/2021	1,480,270	57,480
Soyabean Meal Future	9	03/12/2021	387,900	33,120
Soyabean Meal Future	10	07/14/2021	424,100	(7,632)
Soybean Future	18	03/12/2021	1,233,000	184,216
Soybean Future	13	07/14/2021	876,687	2,720
WTI Crude Future	71	11/19/2021	3,530,830	633,549

Total				$2,084,386

Short position contracts:
10-Year Mini JGB Future	1	03/12/2021	$144,885	$302
Brent Crude Oil Future	2	03/26/2021	980	515
Euro-OAT Future	1	03/08/2021	202,748	484
LME Nickel Future	16	03/15/2021	1,696,656	(183,483)
LME Nickel Future	15	05/17/2021	1,592,865	(63,335)
LME Nickel Future	2	07/19/2021	212,658	3,859
LME Zinc Future	22	03/15/2021	1,413,500	43,931
LME Zinc Future	22	05/17/2021	1,421,062	117,352
Natural Gas Future	2	03/29/2021	51,840	1,822
Natural Gas Future	1	03/29/2023	23,750	(403)
Natural Gas Future	1	04/26/2023	23,440	(93)
U.S. Treasury 10-Year Note Future	75	03/22/2021	10,277,344	66,173
U.S. Treasury Ultra Bond Future	4	03/22/2021	818,875	47,215

Total				$34,339

Total futures contracts				$2,118,725

OTC Credit Default Swap Contracts Outstanding at January 31, 2021

Reference Entity	Counter- party		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.AAA.10	GSC	USD	320,000	(0.50%)	11/17/2059	Monthly	$—	$(3,711)	$(3,822)	$(111)
CMBX.NA.AAA.10	MSC	USD	125,000	(0.50%)	11/17/2059	Monthly	—	(6)	(1,545)	(1,539)
CMBX.NA.AAA.11	MSC	USD	320,000	(0.50%)	11/18/2054	Monthly	—	(2,683)	(3,291)	(608)
CMBX.NA.AAA.11	MSC	USD	125,000	(0.50%)	11/18/2054	Monthly	619	—	(1,338)	(1,957)
CMBX.NA.AAA.12	MSC	USD	320,000	(0.50%)	08/17/2061	Monthly	—	(245)	(2,673)	(2,428)
CMBX.NA.AAA.12	MSC	USD	130,000	(0.50%)	08/17/2061	Monthly	1,892	—	(1,140)	(3,032)
CMBX.NA.AAA.13	MSC	USD	330,000	(0.50%)	12/16/2072	Monthly	2,324	—	(687)	(3,011)
CMBX.NA.AAA.13	MSC	USD	125,000	(0.50%)	12/16/2072	Monthly	3,043	—	(312)	(3,355)

Total OTC credit default swap contracts							$7,878	$(6,645)	$(14,808)	$(16,041)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford Global Real Asset Fund (consolidated)

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

OTC Total Return Swap Contracts Outstanding at January 31, 2021

Reference Entity	Counter- party	Notional Amount	Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Markit iBoxx USD Liquid	JPM	USD 1,130,000	(1.00%)	03/20/2021	At Maturity	$—	$(226)	$41,385	$41,611

Bond Forward Contracts Outstanding at January 31, 2021
Counterparty	Reference Obligation	Notional Amount	Expiration Date	Unrealized Appreciation/ (Depreciation)
BOA	U.S. Treasury Bonds, 0.75%, 07/15/2028	USD 6,822,023	02/26/2021	$(8,430)

Foreign Currency Contracts Outstanding at January 31, 2021
Amount and Description of Currency to be Purchased	Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
70,000 AUD	53,714	USD	BNP	02/26/2021	$—	$(210)
565,000 BRL	110,493	USD	MSC	02/02/2021	—	(7,233)
565,000 BRL	105,562	USD	MSC	03/02/2021	—	(2,386)
45,000 CAD	35,463	USD	MSC	02/26/2021	—	(270)
600,000 CHF	674,883	USD	BNP	02/26/2021	—	(827)
74,700,000 CLP	102,189	USD	BCLY	02/26/2021	—	(492)
9,515,000 CNH	1,463,492	USD	MSC	02/26/2021	9,612	—
3,510,000 EUR	4,266,514	USD	BNP	02/26/2021	—	(4,700)
61,395,000 JPY	591,521	USD	JPM	02/26/2021	—	(5,257)
1,738,000 MXN	86,730	USD	CBK	02/26/2021	—	(2,170)
13,610,000 NOK	1,605,213	USD	JPM	02/26/2021	—	(16,260)
26,000 NZD	18,819	USD	MSC	02/26/2021	—	(136)
118,520,000 RUB	1,571,869	USD	BCLY	02/26/2021	—	(10,196)
10,900,000 SEK	1,317,373	USD	JPM	02/26/2021	—	(12,640)
235,028 USD	305,000	AUD	JPM	02/26/2021	1,900	—
105,641 USD	565,000	BRL	MSC	02/02/2021	2,381	—
254,550 USD	323,000	CAD	MSC	02/26/2021	1,941	—
1,879,960 USD	1,665,000	CHF	JPM	02/26/2021	9,455	—
1,146,615 USD	840,400,000	CLP	BNP	02/26/2021	2,496	—
151,830 USD	980,000	CNH	UBS	02/26/2021	107	—
10,212,336 USD	8,391,000	EUR	CBK	02/26/2021	24,050	—
125,251 USD	1,772,296,000	IDR	UBS	02/26/2021	—	(800)
59,751 USD	195,000	ILS	BCLY	02/25/2021	342	—
1,243,547 USD	129,070,000	JPY	JPM	02/26/2021	11,051	—
40,125 USD	4,200,000	JPY	BNP	02/26/2021	19	—
328,135 USD	361,756,000	KRW	HSBC	02/26/2021	4,734	—
117,570 USD	2,356,000	MXN	CBK	02/26/2021	2,941	—
142,628 USD	1,220,000	NOK	UBS	02/26/2021	194	—
1,248 USD	5,000	RON	UBS	02/26/2021	4	—
177,264 USD	13,410,000	RUB	BOA	02/26/2021	568	—
69,800 USD	5,263,000	RUB	BCLY	02/26/2021	453	—
408,282 USD	3,400,000	SEK	UBS	02/26/2021	1,301	—
50,504 USD	1,517,000	THB	SCB	03/01/2021	$—	$(175)
Total Foreign Currency Contracts					$73,549	$(63,752)

The Hartford Global Real Asset Fund (consolidated)

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
EUR	Euro
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
USD	United States Dollar

Index Abbreviations:
CMBX.NA	Markit Commercial Mortgage-Backed North American
CPI	Consumer Price Index
Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield
iBoxx	Bond Markets

Other Abbreviations:
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

The Hartford Global Real Asset Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$127,481	$78,156	$49,325	$—
Banks	858,332	45,014	813,318	—
Capital Goods	3,497,425	2,134,161	1,363,264	—
Commercial & Professional Services	766,578	569,709	196,869	—
Consumer Durables & Apparel	1,887,829	1,549,102	338,727	—
Consumer Services	863,041	517,270	345,771	—
Diversified Financials	1,116,191	976,219	139,972	—
Energy	20,778,059	11,088,199	9,689,860	—
Food & Staples Retailing	93,929	—	93,929	—
Food, Beverage & Tobacco	45,745	32,927	12,818	—
Insurance	359,917	—	359,917	—
Materials	18,172,239	7,375,826	10,796,413	—
Media & Entertainment	1,453,170	1,453,170	—	—
Real Estate	13,836,010	8,682,356	5,153,654	—
Retailing	164,839	140,817	24,022	—
Semiconductors & Semiconductor Equipment	83,484	83,484	—	—
Software & Services	100,961	100,961	—	—
Technology Hardware & Equipment	202,154	109,953	92,201	—
Telecommunication Services	1,682,288	27,941	1,654,347	—
Transportation	1,366,691	649,818	716,873	—
Utilities	11,627,257	5,330,803	6,296,454	—
Asset & Commercial Mortgage-Backed Securities	298,872	—	298,872	—
Corporate Bonds	457,805	—	457,805	—
Foreign Government Obligations	3,528,797	—	3,528,797	—
U.S. Government Agencies	193,461	—	193,461	—
U.S. Government Securities	46,893,985	—	46,893,985	—
Convertible Bonds	53,643	—	53,643	—
Exchange-Traded Funds	3,483,059	3,483,059	—	—
Short-Term Investments	22,708,569	17,209,095	5,499,474	—
Purchased Options	15,632	11,790	3,842	—
Foreign Currency Contracts(2)	73,549	—	73,549	—
Futures Contracts(2)	2,518,720	2,518,720	—	—
Swaps - Total Return(2)	41,611	—	41,611	—

Total	$159,351,323	$64,168,550	$95,182,773	$—

Liabilities
Bond Forward Contracts(2)	$(8,430)	$—	$(8,430)	$—
Foreign Currency Contracts(2)	(63,752)	—	(63,752)	—
Futures Contracts(2)	(399,995)	(399,995)	—	—
Swaps - Credit Default(2)	(16,041)	—	(16,041)	—
Written Options	(593)	—	(593)	—

Total	$(488,811)	$(399,995)	$(88,816)	$—

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The Hartford Growth Allocation Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 99.8%
	Domestic Equity Funds - 59.8%
2,855,251	Hartford Core Equity Fund, Class F		$115,894,649
1,625,275	Hartford Multifactor US Equity ETF		57,128,416
2,467,661	Hartford Small Cap Value Fund, Class F		26,996,217
3,358,183	The Hartford Equity Income Fund, Class F		65,215,907
601,804	The Hartford Growth Opportunities Fund, Class F		35,765,213
850,365	The Hartford MidCap Fund, Class F		30,128,429
1,059,439	The Hartford Small Company Fund, Class F		34,103,341

	Total Domestic Equity Funds (cost $289,682,678)		$365,232,172

	International/Global Equity Funds - 23.6%
1,908,588	Hartford Multifactor Developed Markets (ex-US) ETF		53,822,182
627,103	Hartford Schroders Emerging Markets Equity Fund, Class F		13,219,335
2,019,340	Hartford Schroders International Multi-Cap Value Fund, Class F		18,820,245
1,072,338	The Hartford International Growth Fund, Class F		19,377,150
2,018,215	The Hartford International Opportunities Fund, Class F		38,810,273

	Total International/Global Equity Funds (cost $133,566,148)		$144,049,185

	Taxable Fixed Income Funds - 16.4%
962,258	Hartford Core Bond ETF		40,101,140
439,354	Hartford Short Duration ETF		18,114,565
626,987	The Hartford Inflation Plus Fund, Class F		7,204,079
1,144,404	The Hartford Strategic Income Fund, Class F		10,688,731
2,288,314	The Hartford World Bond Fund, Class F		24,530,725

	Total Taxable Fixed Income Funds (cost $98,820,666)		$100,639,240

	Total Affiliated Investment Companies (cost $522,069,492)		$609,920,597

Short-Term Investments - 0.2%
	Other Investment Pools & Funds - 0.2%
1,163,387	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.03%(1)		1,163,387

	Total Short-Term Investments (cost $1,163,387)		$1,163,387

	Total Investments (cost $523,232,879)	100.0%	$611,083,984
	Other Assets and Liabilities	0.0%	(139,031)

	Total Net Assets	100.0%	$610,944,953

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange-Traded Fund

The Hartford Growth Allocation Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$609,920,597	$609,920,597	$—	$—
Short-Term Investments	1,163,387	1,163,387	—	—

Total	$611,083,984	$611,083,984	$—	$—

(1) For the period ended January 31, 2021, there were no transfers in and out of Level 3.

The Hartford Healthcare Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.0%
	Biotechnology - 22.1%
208,305	89bio, Inc.*	$4,228,591
148,987	Akero Therapeutics, Inc.*	4,383,198
665,385	Alkermes plc*	13,966,431
93,467	Alnylam Pharmaceuticals, Inc.*	14,064,914
291,814	Apellis Pharmaceuticals, Inc.*	12,918,606
158,615	Arena Pharmaceuticals, Inc.*	11,775,578
13,146	Argenx SE ADR*	3,852,041
28,217	Ascendis Pharma A/S ADR*	4,236,783
80,354	Avidity Biosciences, Inc.*	1,838,499
81,051	BioAtla, Inc.*	3,563,812
68,738	Biogen, Inc.*	19,426,046
94,426	Biohaven Pharmaceutical Holding Co., Ltd.*	8,046,984
41,807	Black Diamond Therapeutics, Inc.*	1,035,559
243,366	Coherus Biosciences, Inc.*	4,575,281
182,034	Constellation Pharmaceuticals, Inc.*	6,001,661
315,800	Dyne Therapeutics, Inc.*	6,104,414
278,600	Everest Medicines Ltd.*(1)	3,024,717
71,132	Exact Sciences Corp.*	9,756,465
289,605	Freeline Therapeutics Holdings plc ADR*	5,209,994
602,371	Gamida Cell Ltd.*	4,861,134
53,194	Generation Bio Co.*	1,400,598
19,535	Genmab A/S*	7,777,751
145,838	Genus plc	9,796,347
83,047	Gracell Biotechnologies, Inc. ADR*	1,720,734
908,922	ImmunoGen, Inc.*	6,480,614
3,486,000	InnoCare Pharma Ltd.*(1)	6,060,895
835,876	Ironwood Pharmaceuticals, Inc.*	8,542,653
119,244	Kodiak Sciences, Inc.*	15,061,710
98,557	Kymera Therapeutics, Inc.*	6,105,606
82,151	Madrigal Pharmaceuticals, Inc.*(2)	9,756,253
276,829	Merus N.V.*	7,618,334
49,877	Mirati Therapeutics, Inc.*	10,241,244
210,846	Myovant Sciences Ltd.*	4,910,603
60,425	Novavax, Inc.*	13,350,299
325,033	Nurix Therapeutics, Inc.*(2)	11,824,700
200,610	Oyster Point Pharma, Inc.*(2)	3,765,450
528,075	PhaseBio Pharmaceuticals, Inc.*(2)	2,033,089
130,487	Radius Health, Inc.*	2,440,107
115,407	Revolution Medicines, Inc.*	4,863,251
1,353,898	Rigel Pharmaceuticals, Inc.*	4,928,189
120,086	Seagen, Inc.*	19,726,527
50,651	Sigilon Therapeutics, Inc.*	1,550,427
522,350	Syndax Pharmaceuticals, Inc.*	10,467,894
212,786	UroGen Pharma Ltd.*(2)	4,696,187
79,533	Vertex Pharmaceuticals, Inc.*	18,219,420
197,616	Zai Lab Ltd. ADR*	31,632,393
62,032	Zealand Pharma A/S ADR*(2)	1,972,618

		369,814,601

	Electronic Equipment & Instruments - 0.0%
3,000	908 Devices, Inc.*	165,330

	Health Care Distributors - 1.0%
210,300	AdaptHealth Corp.*	8,048,181
288,154	Owens & Minor, Inc.	8,379,518

		16,427,699

	Health Care Equipment - 22.2%
448,773	Abbott Laboratories	55,463,855
290,527	Baxter International, Inc.	22,321,189
160,193	Becton Dickinson and Co.	41,936,926
1,280,032	Boston Scientific Corp.*	45,364,334
238,326	Danaher Corp.	56,683,456
471,635	Edwards Lifesciences Corp.*	38,947,618

The Hartford Healthcare Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
215,539	Hologic, Inc.*	$17,184,924
45,387	Inari Medical, Inc.*	4,330,828
120,237	Integra LifeSciences Holdings Corp.*	7,940,452
36,130	Intuitive Surgical, Inc.*	27,012,233
18,704	Masimo Corp.*	4,786,728
121,964	NuVasive, Inc.*	6,554,345
26,322	Penumbra, Inc.*(2)	6,872,411
690,527	Smith & Nephew plc	14,538,206
58,424	Teleflex, Inc.	22,062,655

		372,000,160

	Health Care Facilities - 3.1%
165,343	Acadia Healthcare Co., Inc.*	8,379,583
179,654	Encompass Health Corp.	14,444,182
178,591	HCA Healthcare, Inc.	29,017,466

		51,841,231

	Health Care Services - 2.6%
33,763	Amedisys, Inc.*	9,700,448
76,754	Laboratory Corp. of America Holdings*	17,569,758
43,927	LHC Group, Inc.*	8,751,137
46,000	Microport Cardioflow Medtech Corp.	73,112
335,079	R1 RCM, Inc.*	8,454,043

		44,548,498

	Health Care Supplies - 1.2%
2,901,378	ConvaTec Group plc(1)	7,958,598
47,379	Quidel Corp.*	11,890,707

		19,849,305

	Integrated Telecommunication Services - 0.3%
377,045	MedTech Acquisition Corp.*	3,996,677
76,796	Therapeutics Acquisition Corp. Class A*(2)	1,073,608

		5,070,285

	Life Sciences Tools & Services - 11.3%
24,014	Bio-Techne Corp.	7,802,389
75,377	ICON plc*	15,362,586
153,525	NanoString Technologies, Inc.*	10,751,356
267,879	NeoGenomics, Inc.*	14,202,945
463,915	PPD, Inc.*	14,919,506
126,204	PRA Health Sciences, Inc.*	15,553,381
111,245	Syneos Health, Inc.*	8,271,066
16,882	Tecan Group AG	8,168,130
144,216	Thermo Fisher Scientific, Inc.	73,506,895
389,863	WuXi AppTec Co., Ltd. Class H(1)	9,273,817
801,000	Wuxi Biologics Cayman, Inc.*(1)	11,215,538

		189,027,609

	Managed Health Care - 10.8%
237,779	Centene Corp.*	14,338,073
60,226	Humana, Inc.	23,073,183
40,921	Molina Healthcare, Inc.*	8,741,135
480,000	Notre Dame Intermedica Participacoes S.A.	8,290,383
376,892	UnitedHealth Group, Inc.	125,723,633

		180,166,407

	Pharmaceuticals - 23.4%
507,088	Amneal Pharmaceuticals, Inc.*	2,439,093
800,500	Astellas Pharma, Inc.	12,993,745
816,638	AstraZeneca plc ADR	41,321,883
881,642	Bristol-Myers Squibb Co.	54,159,268
682,225	Daiichi Sankyo Co., Ltd.	21,961,515
212,295	Eisai Co., Ltd.	15,494,020
192,636	Elanco Animal Health, Inc.*	5,592,223
399,839	Eli Lilly & Co.	83,154,517
79,701	Hikma Pharmaceuticals plc	2,617,328

The Hartford Healthcare Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
97,801	Hutchison China MediTech Ltd. ADR*		$3,120,830
116,843	Laboratorios Farmaceuticos Rovi S.A.		5,756,868
51,100	Nippon Shinyaku Co., Ltd.		3,761,910
103,491	Novartis AG		9,370,603
330,145	Ono Pharmaceutical Co., Ltd.		9,854,530
2,328,046	Pfizer, Inc.		83,576,851
260,703	Revance Therapeutics, Inc.*		6,632,284
179,158	Theravance Biopharma, Inc.*		3,339,505
111,579	UCB S.A.		11,554,257
852,150	Viatris, Inc.*		14,478,029

			391,179,259

	Total Common Stocks (cost $1,137,622,541)		$1,640,090,384

Short-Term Investments - 1.8%

	Repurchase Agreements - 1.1%
17,651,236	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $17,651,265; collateralized by U.S. Treasury Bond at 2.875%, maturing 11/15/2046, with a market value of $18,004,263		17,651,236

	Securities Lending Collateral - 0.7%
6,357,058	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)		6,357,058
5,501,915	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)		5,501,915

			11,858,973

	Total Short-Term Investments (cost $29,510,209)		$29,510,209

	Total Investments (cost $1,167,132,750)	99.8%	$1,669,600,593
	Other Assets and Liabilities	0.2%	3,607,516

	Total Net Assets	100.0%	$1,673,208,109

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $37,533,565, representing 2.2% of net assets.

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

The Hartford Healthcare Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Other Abbreviations:
ADR	American Depositary Receipt

The Hartford Healthcare Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$369,814,601	$343,154,891	$26,659,710	$—
Electronic Equipment & Instruments	165,330	165,330	—	—
Health Care Distributors	16,427,699	16,427,699	—	—
Health Care Equipment	372,000,160	357,461,954	14,538,206	—
Health Care Facilities	51,841,231	51,841,231	—	—
Health Care Services	44,548,498	44,548,498	—	—
Health Care Supplies	19,849,305	19,849,305	—	—
Integrated Telecommunication Services	5,070,285	5,070,285	—	—
Life Sciences Tools & Services	189,027,609	160,370,124	28,657,485	—
Managed Health Care	180,166,407	180,166,407	—	—
Pharmaceuticals	391,179,259	303,571,351	87,607,908	—
Short-Term Investments	29,510,209	11,858,973	17,651,236	—

Total	$1,669,600,593	$1,494,486,048	$175,114,545	$—

(1) For the period ended January 31, 2021, there were no transfers in and out of Level 3.

The Hartford High Yield Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
Corporate Bonds - 88.7%
		Advertising - 0.3%
		Lamar Media Corp.
	$280,000	3.75%, 02/15/2028	$284,627
	965,000	5.75%, 02/01/2026	992,888

			1,277,515

		Aerospace/Defense - 1.8%
		Bombardier, Inc.
	885,000	7.88%, 04/15/2027(1)	829,192
		DAE Funding LLC
	430,000	4.50%, 08/01/2022(1)	432,924
	865,000	5.00%, 08/01/2024(1)	897,351
		TransDigm, Inc.
	2,150,000	5.50%, 11/15/2027	2,218,284
	2,780,000	6.25%, 03/15/2026(1)	2,931,899

			7,309,650

		Apparel - 0.7%
		G-III Apparel Group Ltd.
	1,250,000	7.88%, 08/15/2025(1)	1,368,750
		PVH Corp.
	1,200,000	4.63%, 07/10/2025	1,350,204

			2,718,954

		Auto Manufacturers - 2.2%
		Ford Motor Co.
	1,560,000	4.75%, 01/15/2043	1,574,514
	975,000	8.50%, 04/21/2023	1,091,708
		Ford Motor Credit Co. LLC
	1,265,000	3.09%, 01/09/2023	1,278,978
	3,530,000	4.54%, 08/01/2026	3,777,100
	850,000	5.13%, 06/16/2025	923,313

			8,645,613

		Auto Parts & Equipment - 1.6%
		Adient Global Holdings Ltd.
EUR	1,225,000	3.50%, 08/15/2024(2)	1,488,284
	$2,035,000	4.88%, 08/15/2026(1)	2,059,827
		Clarios Global L.P. / Clarios U.S. Finance Co.
	1,200,000	8.50%, 05/15/2027(1)	1,270,800
		Meritor, Inc.
	1,690,000	4.50%, 12/15/2028(1)	1,715,350

			6,534,261

		Commercial Banks - 1.1%
		Banca Monte dei Paschi di Siena S.p.A.
EUR	1,675,000	5.38%, 01/18/2028, (5.38% fixed rate until 01/18/2023; 5 year EUR Swap + 5.005% thereafter)(2)(3)	1,760,314
		Credit Suisse Group AG
	$2,515,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(2)(3)(4)	2,750,756

			4,511,070

		Commercial Services - 3.2%
		APX Group, Inc.
	1,012,000	7.88%, 12/01/2022	1,014,540
		Ashtead Capital, Inc.
	1,710,000	4.00%, 05/01/2028(1)	1,823,715
		Cardtronics, Inc. / Cardtronics USA, Inc.
	120,000	5.50%, 05/01/2025(1)	124,350
		Herc Holdings, Inc.
	1,650,000	5.50%, 07/15/2027(1)	1,739,430
		La Financiere Atalian SASU
EUR	2,100,000	4.00%, 05/15/2024(2)	2,395,547
		Loxam SAS
	1,550,000	3.25%, 01/14/2025(2)	1,859,818

The Hartford High Yield Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Service Corp. International
	$460,000	4.63%, 12/15/2027	$490,337
	355,000	5.13%, 06/01/2029	390,717
		United Rentals North America, Inc.
	1,025,000	5.88%, 09/15/2026	1,080,042
		Verisure Holding AB
EUR	983,000	3.25%, 02/15/2027(1)	1,198,571
		Verisure Midholding AB
	630,000	5.25%, 02/15/2029(1)	781,653

			12,898,720

		Construction Materials - 1.0%
		Builders FirstSource, Inc.
	$1,635,000	5.00%, 03/01/2030(1)	1,747,406
		CP Atlas Buyer, Inc.
	605,000	7.00%, 12/01/2028(1)	619,750
		Norbord, Inc.
	820,000	5.75%, 07/15/2027(1)	882,013
		Standard Industries, Inc.
	520,000	4.75%, 01/15/2028(1)	548,106

			3,797,275

		Distribution/Wholesale - 1.7%
		American Builders & Contractors Supply Co., Inc.
	1,000,000	4.00%, 01/15/2028(1)	1,031,250
		Core & Main Holdings L.P. (8.63% Cash, 9.38% PIK)
	1,010,000	8.63%, 09/15/2024(1)(5)	1,027,675
		IAA, Inc.
	600,000	5.50%, 06/15/2027(1)	630,060
		Parts Europe S.A.
EUR	2,655,000	6.50%, 07/16/2025(2)	3,349,551
		Performance Food Group, Inc.
	$550,000	5.50%, 10/15/2027(1)	580,784

			6,619,320

		Diversified Financial Services - 5.6%
		Credit Acceptance Corp.
	730,000	5.13%, 12/31/2024(1)	750,075
	1,445,000	6.63%, 03/15/2026	1,531,700
		Fly Leasing Ltd.
	1,205,000	5.25%, 10/15/2024	1,171,863
		Genworth Mortgage Holdings, Inc.
	2,000,000	6.50%, 08/15/2025(1)	2,132,500
		goeasy Ltd.
	1,745,000	5.38%, 12/01/2024(1)	1,819,162
		Home Point Capital, Inc.
	2,110,000	5.00%, 02/01/2026(1)	2,136,375
		LD Holdings Group LLC
	1,795,000	6.50%, 11/01/2025(1)	1,907,187
		Nationstar Mortgage Holdings, Inc.
	1,130,000	5.13%, 12/15/2030(1)	1,172,375
		OneMain Finance Corp.
	1,245,000	4.00%, 09/15/2030	1,255,894
		PennyMac Financial Services, Inc.
	1,070,000	5.38%, 10/15/2025(1)	1,120,825
		Springleaf Finance Corp.
	2,610,000	5.38%, 11/15/2029	2,871,000
	430,000	6.13%, 03/15/2024	469,904
	1,100,000	6.88%, 03/15/2025	1,262,250
		Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
	2,860,000	6.75%, 06/01/2025(1)	2,942,225

			22,543,335

		Engineering & Construction - 0.1%
		United Rentals North America, Inc.
	330,000	3.88%, 02/15/2031	344,949

The Hartford High Yield Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Entertainment - 3.7%
		Caesars Entertainment, Inc.
	$1,340,000	6.25%, 07/01/2025(1)	$1,417,760
	955,000	8.13%, 07/01/2027(1)	1,048,112
		Caesars Resort Collection LLC / CRC Finco, Inc.
	1,370,000	5.25%, 10/15/2025(1)	1,367,301
	440,000	5.75%, 07/01/2025(1)	461,799
		Cinemark USA, Inc.
	970,000	5.13%, 12/15/2022	948,175
		Cirsa Finance International S.a.r.l.
EUR	1,495,000	6.25%, 12/20/2023(2)	1,772,710
		Jacobs Entertainment, Inc.
	$1,920,000	7.88%, 02/01/2024(1)	1,982,400
		Penn National Gaming, Inc.
	3,210,000	5.63%, 01/15/2027(1)	3,376,920
		Scientific Games International, Inc.
EUR	1,650,000	5.50%, 02/15/2026(2)	1,966,515
		Speedway Motorsports LLC / Speedway Funding II, Inc.
	$425,000	4.88%, 11/01/2027(1)	420,750

			14,762,442

		Environmental Control - 0.7%
		Clean Harbors, Inc.
	1,307,000	4.88%, 07/15/2027(1)	1,376,101
		Stericycle, Inc.
	340,000	3.88%, 01/15/2029(1)	349,690
	975,000	5.38%, 07/15/2024(1)	1,010,344

			2,736,135

		Food - 2.2%
		B&G Foods, Inc.
	740,000	5.25%, 09/15/2027	778,850
		Kraft Heinz Foods Co.
	1,215,000	4.25%, 03/01/2031	1,365,057
		Post Holdings, Inc.
	2,520,000	5.00%, 08/15/2026(1)	2,599,456
	1,395,000	5.63%, 01/15/2028(1)	1,480,444
	990,000	5.75%, 03/01/2027(1)	1,038,262
		TreeHouse Foods, Inc.
	1,443,000	4.00%, 09/01/2028	1,457,430

			8,719,499

		Gas - 0.7%
		AmeriGas Partners L.P. / AmeriGas Finance Corp.
	924,000	5.50%, 05/20/2025	1,016,400
	338,000	5.75%, 05/20/2027	384,362
	1,128,000	5.88%, 08/20/2026	1,294,352

			2,695,114

		Healthcare-Products - 0.7%
		Avantor Funding, Inc.
	1,740,000	4.63%, 07/15/2028(1)	1,831,698
		Hill-Rom Holdings, Inc.
	1,030,000	4.38%, 09/15/2027(1)	1,069,912

			2,901,610

		Healthcare-Services - 3.0%
		Acadia Healthcare Co., Inc.
	420,000	5.00%, 04/15/2029(1)	442,050
		Catalent Pharma Solutions, Inc.
	265,000	5.00%, 07/15/2027(1)	279,244
		CHS/Community Health Systems, Inc.
	935,000	4.75%, 02/15/2031(1)	935,000
	580,000	5.63%, 03/15/2027(1)	609,000
	2,195,000	6.63%, 02/15/2025(1)	2,310,676
		HCA, Inc.

The Hartford High Yield Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

	$2,460,000	3.50%, 09/01/2030	$2,550,222
	2,215,000	5.38%, 02/01/2025	2,486,869
	1,070,000	5.38%, 09/01/2026	1,214,194
	100,000	5.63%, 09/01/2028	117,117
	80,000	5.88%, 02/01/2029	95,287
	836,000	7.50%, 11/15/2095	1,095,160

			12,134,819

		Home Builders - 2.1%
		Adams Homes, Inc.
	305,000	7.50%, 02/15/2025(1)	322,538
		Ashton Woods USA LLC / Ashton Woods Finance Co.
	1,295,000	6.63%, 01/15/2028(1)	1,369,462
		Empire Communities Corp.
	560,000	7.00%, 12/15/2025(1)	591,192
		KB Home
	420,000	4.80%, 11/15/2029	462,613
		M/I Homes, Inc.
	790,000	4.95%, 02/01/2028	832,068
	1,020,000	5.63%, 08/01/2025	1,059,525
		STL Holding Co. LLC
	1,285,000	7.50%, 02/15/2026(1)	1,336,400
		Taylor Morrison Communities, Inc.
	500,000	5.13%, 08/01/2030(1)	550,000
	1,790,000	5.75%, 01/15/2028(1)	2,018,225

			8,542,023

		Household Products/Wares - 0.9%
		Diamond (BC) B.V.
EUR	1,855,000	5.63%, 08/15/2025(2)	2,277,338
		Prestige Brands, Inc.
	$1,400,000	5.13%, 01/15/2028(1)	1,488,795

			3,766,133

		Insurance - 3.1%
		Acrisure LLC / Acrisure Finance, Inc.
	2,335,000	7.00%, 11/15/2025(1)	2,402,131
	943,000	8.13%, 02/15/2024(1)	984,492
	875,000	10.13%, 08/01/2026(1)	1,004,062
		AssuredPartners, Inc.
	725,000	5.63%, 01/15/2029(1)	735,875
		Genworth Holdings, Inc.
	135,000	4.80%, 02/15/2024	126,140
	1,260,000	4.90%, 08/15/2023	1,184,400
	750,000	6.50%, 06/15/2034	692,115
	505,000	7.20%, 02/15/2021	505,606
	280,000	7.63%, 09/24/2021	280,000
		MGIC Investment Corp.
	1,620,000	5.25%, 08/15/2028	1,733,400
		NMI Holdings, Inc.
	675,000	7.38%, 06/01/2025(1)	759,375
		Radian Group, Inc.
	1,675,000	6.63%, 03/15/2025	1,888,856

			12,296,452

		Internet - 0.3%
		Arches Buyer, Inc.
	625,000	4.25%, 06/01/2028(1)	624,219
	340,000	6.13%, 12/01/2028(1)	348,500
		MercadoLibre, Inc.
	335,000	2.38%, 01/14/2026	337,512

			1,310,231

		IT Services - 0.6%
		Presidio Holdings, Inc.

The Hartford High Yield Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

	$1,320,000	4.88%, 02/01/2027(1)	$1,389,010
	890,000	8.25%, 02/01/2028(1)	985,675

			2,374,685

		Leisure Time - 1.1%
		Carnival Corp.
	340,000	7.63%, 03/01/2026(1)	359,550
EUR	260,000	7.63%, 03/01/2026(1)	331,346
	$1,045,000	9.88%, 08/01/2027(1)	1,199,138
	2,305,000	11.50%, 04/01/2023(1)	2,616,175

			4,506,209

		Lodging - 2.1%
		Boyd Gaming Corp.
	270,000	4.75%, 12/01/2027	277,763
	1,365,000	6.00%, 08/15/2026	1,411,069
	625,000	6.38%, 04/01/2026	646,700
		FelCor Lodging L.P.
	1,790,000	6.00%, 06/01/2025	1,836,987
		Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp.
	1,590,000	5.88%, 05/15/2025(1)	1,558,200
		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
	960,000	5.25%, 05/15/2027(1)	974,640
	1,690,000	5.50%, 03/01/2025(1)	1,744,925

			8,450,284

		Media - 8.7%
		Altice Financing S.A.
	2,700,000	5.00%, 01/15/2028(1)	2,767,500
	1,350,000	7.50%, 05/15/2026(1)	1,415,812
		Cable One, Inc.
	895,000	4.00%, 11/15/2030(1)	921,850
		CCO Holdings LLC / CCO Holdings Capital Corp.
	1,570,000	4.25%, 02/01/2031(1)	1,613,175
	790,000	4.50%, 08/15/2030(1)	831,965
	925,000	4.50%, 05/01/2032(1)	962,000
	4,535,000	5.75%, 02/15/2026(1)	4,679,213
		CSC Holdings LLC
	1,305,000	4.13%, 12/01/2030(1)	1,335,015
	1,800,000	5.25%, 06/01/2024	1,937,250
	770,000	5.50%, 04/15/2027(1)	812,119
	1,970,000	6.50%, 02/01/2029(1)	2,191,625
		DISH DBS Corp.
	965,000	5.00%, 03/15/2023	993,998
	570,000	5.88%, 11/15/2024	590,674
	1,250,000	7.38%, 07/01/2028	1,301,562
	530,000	7.75%, 07/01/2026	579,025
		Gray Television, Inc.
	865,000	4.75%, 10/15/2030(1)	862,838
	400,000	5.88%, 07/15/2026(1)	415,000
		Quebecor Media, Inc.
	925,000	5.75%, 01/15/2023	993,728
		Sirius XM Radio, Inc.
	1,470,000	5.50%, 07/01/2029(1)	1,602,770
		Vertical U.S Newco, Inc.
	830,000	5.25%, 07/15/2027(1)	871,500
		Videotron Ltd.
	990,000	5.00%, 07/15/2022	1,038,263
		Virgin Media Secured Finance plc
	2,255,000	4.50%, 08/15/2030(1)	2,335,052
		WMG Acquisition Corp.
	959,000	5.50%, 04/15/2026(1)	985,373
		Ziggo B.V.
	365,000	4.88%, 01/15/2030(1)	382,558

The Hartford High Yield Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

$2,093,000	5.50%, 01/15/2027(1)	$2,195,159

		34,615,024

	Metal Fabricate/Hardware - 0.7%
	Advanced Drainage Systems, Inc.
300,000	5.00%, 09/30/2027(1)	315,750
	Novelis Corp.
1,310,000	4.75%, 01/30/2030(1)	1,377,760
1,190,000	5.88%, 09/30/2026(1)	1,246,525

		2,940,035

	Mining - 0.7%
	Constellium SE
755,000	5.63%, 06/15/2028(1)	808,794
1,740,000	5.88%, 02/15/2026(1)	1,788,894

		2,597,688

	Office/Business Equipment - 1.7%
	CDW LLC / CDW Finance Corp.
2,950,000	4.13%, 05/01/2025	3,056,937
	Xerox Corp.
2,000,000	4.38%, 03/15/2023	2,100,000
95,000	4.80%, 03/01/2035	95,803
755,000	6.75%, 12/15/2039	824,015
	Xerox Holdings Corp.
790,000	5.00%, 08/15/2025(1)	828,536

		6,905,291

	Oil & Gas - 5.6%
	Apache Corp.
1,125,000	4.38%, 10/15/2028	1,125,000
1,390,000	4.63%, 11/15/2025	1,418,669
581,000	4.75%, 04/15/2043	551,950
689,000	5.10%, 09/01/2040	697,654
	Continental Resources, Inc.
2,080,000	4.38%, 01/15/2028	2,132,000
520,000	4.90%, 06/01/2044	502,450
455,000	5.75%, 01/15/2031(1)	492,447
	EQT Corp.
1,020,000	3.90%, 10/01/2027	1,059,525
	Matador Resources Co.
1,385,000	5.88%, 09/15/2026	1,322,675
	Occidental Petroleum Corp.
260,000	2.90%, 08/15/2024	250,900
1,155,000	3.00%, 02/15/2027	1,065,487
400,000	3.40%, 04/15/2026	386,372
3,836,000	4.20%, 03/15/2048	3,212,650
679,000	4.40%, 04/15/2046	596,841
715,000	5.50%, 12/01/2025	747,175
395,000	6.13%, 01/01/2031	433,137
	Ovintiv Exploration, Inc.
775,000	5.38%, 01/01/2026	846,261
	Range Resources Corp.
550,000	8.25%, 01/15/2029(1)	577,500
	SM Energy Co.
405,000	5.00%, 01/15/2024	376,650
200,000	5.63%, 06/01/2025	181,000
	Sunoco L.P. / Sunoco Finance Corp.
1,410,000	6.00%, 04/15/2027	1,492,837
	Transocean, Inc.
3,335,000	6.80%, 03/15/2038	1,233,950
	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp.
1,705,000	8.75%, 04/15/2023(1)	1,585,650

		22,288,780

The Hartford High Yield Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Packaging & Containers - 4.0%
		ARD Finance S.A. (6.50% Cash, 7.25% PIK)
	$2,920,000	6.50%, 06/30/2027(1)(5)	$3,051,400
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
	680,000	4.13%, 08/15/2026(1)	701,250
	2,980,000	5.25%, 08/15/2027(1)	3,096,965
		Berry Global, Inc.
	340,000	5.63%, 07/15/2027(1)	361,675
		Crown Americas LLC / Crown Americas Capital Corp.
	1,200,000	4.75%, 02/01/2026	1,244,220
		Flex Acquisition Co., Inc.
	2,170,000	6.88%, 01/15/2025(1)	2,205,263
	775,000	7.88%, 07/15/2026(1)	809,875
		Owens-Brockway Glass Container, Inc.
	3,085,000	5.88%, 08/15/2023(1)	3,300,950
		Silgan Holdings, Inc.
EUR	795,000	2.25%, 06/01/2028	976,777
		Trivium Packaging Finance B.V.
	$270,000	5.50%, 08/15/2026(1)	284,668

			16,033,043

		Pharmaceuticals - 3.9%
		Bausch Health Cos., Inc.
	2,150,000	5.00%, 01/30/2028(1)	2,215,145
	450,000	5.00%, 02/15/2029(1)	460,645
	2,690,000	5.25%, 01/30/2030(1)	2,777,586
	1,000,000	6.13%, 04/15/2025(1)	1,024,700
	1,875,000	7.00%, 01/15/2028(1)	2,029,125
		Catalent Pharma Solutions, Inc.
	335,000	4.88%, 01/15/2026(1)	342,119
		Endo Dac / Endo Finance LLC / Endo Finco, Inc.
	1,090,000	6.00%, 06/30/2028(1)	923,775
	2,080,000	9.50%, 07/31/2027(1)	2,376,400
		Par Pharmaceutical, Inc.
	873,000	7.50%, 04/01/2027(1)	938,973
		Teva Pharmaceutical Finance Netherlands B.V.
	1,260,000	3.15%, 10/01/2026	1,201,977
	1,270,000	6.75%, 03/01/2028	1,420,939

			15,711,384

		Pipelines - 5.1%
		Antero Midstream Partners L.P. / Antero Midstream Finance Corp.
	1,890,000	5.75%, 01/15/2028(1)	1,890,000
		Buckeye Partners L.P.
	640,000	4.13%, 03/01/2025(1)	648,272
	655,000	4.50%, 03/01/2028(1)	676,563
		Cheniere Energy Partners L.P.
	738,000	4.50%, 10/01/2029	791,151
		DCP Midstream Operating L.P.
	1,920,000	5.38%, 07/15/2025	2,053,824
		EnLink Midstream LLC
	1,793,000	5.63%, 01/15/2028(1)	1,789,638
		EQM Midstream Partners L.P.
	955,000	4.50%, 01/15/2029(1)	924,440
	730,000	4.75%, 01/15/2031(1)	704,727
	435,000	6.00%, 07/01/2025(1)	455,040
	440,000	6.50%, 07/01/2027(1)	475,244
	950,000	6.50%, 07/15/2048	914,375
		Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp.
	1,310,000	6.00%, 03/01/2027(1)	1,323,100
		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
	700,000	4.88%, 02/01/2031(1)	733,250
	2,375,000	6.50%, 07/15/2027	2,553,125
		Western Midstream Operating L.P.
	2,950,000	5.05%, 02/01/2030	3,245,000

The Hartford High Yield Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

	$925,000	6.25%, 02/01/2050	$1,040,625

			20,218,374

		Real Estate - 0.7%
		CIFI Holdings Group Co., Ltd.
	875,000	5.95%, 10/20/2025(2)	938,875
		KWG Group Holdings Ltd.
	900,000	7.40%, 01/13/2027(2)	940,863
		Yuzhou Group Holdings Co., Ltd.
	900,000	7.38%, 01/13/2026(2)	941,224

			2,820,962

		Real Estate Investment Trusts - 1.4%
		Iron Mountain, Inc.
	1,860,000	4.88%, 09/15/2029(1)	1,938,120
		Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
	1,625,000	4.25%, 02/01/2027(1)	1,572,724
	220,000	5.25%, 10/01/2025(1)	219,450
		VICI Properties L.P. / VICI Note Co., Inc.
	195,000	3.50%, 02/15/2025(1)	198,456
	130,000	3.75%, 02/15/2027(1)	131,950
	780,000	4.25%, 12/01/2026(1)	806,793
	655,000	4.63%, 12/01/2029(1)	695,938

			5,563,431

		Retail - 6.7%
		1011778 BC ULC / New Red Finance, Inc.
	2,055,000	3.50%, 02/15/2029(1)	2,051,147
	1,100,000	3.88%, 01/15/2028(1)	1,116,280
	1,190,000	4.00%, 10/15/2030(1)	1,185,537
	1,210,000	4.38%, 01/15/2028(1)	1,234,200
		Asbury Automotive Group, Inc.
	104,000	4.50%, 03/01/2028	106,860
	107,000	4.75%, 03/01/2030	112,532
		BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK)
	410,000	7.75%, 04/01/2027(1)(5)	407,950
		eG Global Finance plc
EUR	1,516,000	6.25%, 10/30/2025(2)	1,884,447
		FirstCash, Inc.
	$1,662,000	4.63%, 09/01/2028(1)	1,722,746
		Group 1 Automotive, Inc.
	680,000	4.00%, 08/15/2028(1)	696,150
		KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
	820,000	4.75%, 06/01/2027(1)	861,000
	1,000,000	5.25%, 06/01/2026(1)	1,037,500
		L Brands, Inc.
	135,000	5.25%, 02/01/2028	142,601
	1,275,000	6.63%, 10/01/2030(1)	1,434,369
		LBM Acquisition LLC
	405,000	6.25%, 01/15/2029(1)	409,941
		Lithia Motors, Inc.
	1,735,000	4.63%, 12/15/2027(1)	1,830,425
		Macy’s Retail Holdings LLC
	28,000	2.88%, 02/15/2023	27,250
	250,000	3.63%, 06/01/2024	243,125
	180,000	4.30%, 02/15/2043	133,200
	40,000	4.50%, 12/15/2034	32,700
	34,000	5.13%, 01/15/2042	27,710
		PetSmart, Inc.
	250,000	4.75%, 02/15/2028(1)	250,000
	610,000	5.88%, 06/01/2025(1)	628,300
	265,000	7.75%, 02/15/2029	265,000
		Specialty Building Products Holdings LLC / SBP Finance Corp.
	2,198,000	6.38%, 09/30/2026(1)	2,313,395

The Hartford High Yield Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Staples, Inc.
	$3,600,000	7.50%, 04/15/2026(1)	$3,672,324
		United Rentals North America, Inc.
	2,360,000	4.88%, 01/15/2028	2,516,350
		Yum! Brands, Inc.
	435,000	4.75%, 01/15/2030(1)	466,929

			26,809,968

		Semiconductors - 1.3%
		Entegris, Inc.
	1,775,000	4.63%, 02/10/2026(1)	1,838,234
		Qorvo, Inc.
	1,355,000	4.38%, 10/15/2029	1,478,644
		Sensata Technologies B.V.
	1,005,000	5.00%, 10/01/2025(1)	1,108,013
	770,000	5.63%, 11/01/2024(1)	852,775

			5,277,666

		Software - 3.0%
		Black Knight InfoServ LLC
	1,000,000	3.63%, 09/01/2028(1)	1,011,950
		BY Crown Parent LLC / BY Bond Finance, Inc.
	575,000	4.25%, 01/31/2026(1)	589,375
		CDK Global, Inc.
	775,000	5.25%, 05/15/2029(1)	839,953
		Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
	1,150,000	5.75%, 03/01/2025(1)	1,179,555
		IQVIA, Inc.
	885,000	5.00%, 05/15/2027(1)	931,797
		MSCI, Inc.
	2,175,000	4.00%, 11/15/2029(1)	2,319,899
		Open Text Corp.
	1,210,000	3.88%, 02/15/2028(1)	1,237,225
		Open Text Holdings, Inc.
	1,030,000	4.13%, 02/15/2030(1)	1,081,201
		PTC, Inc.
	240,000	3.63%, 02/15/2025(1)	246,000
	265,000	4.00%, 02/15/2028(1)	275,600
		SS&C Technologies, Inc.
	2,290,000	5.50%, 09/30/2027(1)	2,427,881

			12,140,436

		Telecommunications - 3.9%
		Altice France Holding S.A.
EUR	835,000	8.00%, 05/15/2027(1)	1,110,592
		Altice France S.A.
	$640,000	5.50%, 01/15/2028(1)	666,400
	2,330,000	7.38%, 05/01/2026(1)	2,441,863
	2,215,000	8.13%, 02/01/2027(1)	2,447,575
		Embarq Corp.
	1,250,000	8.00%, 06/01/2036	1,536,187
		Frontier Communications Corp.
	1,055,000	5.00%, 05/01/2028(1)	1,094,563
	1,085,000	5.88%, 10/15/2027(1)	1,168,436
	1,105,000	6.75%, 05/01/2029(1)	1,165,775
	1,275,000	6.88%, 01/15/2025(6)	643,875
	775,000	10.50%, 09/15/2022(6)	410,750
		Sprint Corp.
	1,174,000	7.13%, 06/15/2024	1,368,931
	10,000	7.63%, 02/15/2025	11,950
		T-Mobile USA, Inc.
	825,000	2.25%, 02/15/2026	833,250
		Telecom Italia Capital S.A.
	550,000	7.20%, 07/18/2036	726,589

			15,626,736

The Hartford High Yield Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Toys/Games/Hobbies - 0.6%
		Mattel, Inc.
	$695,000	5.88%, 12/15/2027(1)	$766,397
	1,640,000	6.75%, 12/31/2025(1)	1,722,492

			2,488,889

		Trucking & Leasing - 0.2%
		Avolon Holdings Funding Ltd.
	440,000	3.95%, 07/01/2024(1)	461,976
	180,000	4.38%, 05/01/2026(1)	195,034

			657,010

		Total Corporate Bonds (cost $334,235,062)	$355,091,015

Convertible Bonds - 3.2%
		Commercial Services - 0.3%
		Nexi S.p.A.
EUR	900,000	1.75%, 04/24/2027(2)	1,253,239

		Engineering & Construction - 0.3%
		Cellnex Telecom S.A.
	600,000	1.50%, 01/16/2026(2)	1,189,334

		Healthcare-Products - 0.6%
		Integra LifeSciences Holdings Corp.
	$1,112,000	0.50%, 08/15/2025(1)	1,247,232
		NuVasive, Inc.
	1,325,000	0.38%, 03/15/2025(1)	1,277,523

			2,524,755

		Machinery-Diversified - 0.3%
		Middleby Corp.
	866,000	1.00%, 09/01/2025(1)	1,089,536

		Media - 0.4%
		Scripps Escrow, Inc.
	1,360,000	5.88%, 07/15/2027(1)	1,428,000

		Oil & Gas - 0.5%
		Pioneer Natural Resources Co.
	1,600,000	0.25%, 05/15/2025(1)	2,206,582

		Real Estate Investment Trusts - 0.3%
		Pebblebrook Hotel Trust
	975,000	1.75%, 12/15/2026	1,037,479

		Semiconductors - 0.2%
		Microchip Technology, Inc.
	450,000	2.25%, 02/15/2037	910,481

		Software - 0.3%
		Western Digital Corp.
	1,258,000	1.50%, 02/01/2024	1,262,718

		Total Convertible Bonds (cost $11,442,473)	$12,902,124

Common Stocks - 0.3%
		Consumer Services - 0.3%
	16,558	Caesars Entertainment, Inc.*	1,165,517

		Energy - 0.0%
	2,140	Foresight Energy LLC*(7)(8)	17,287
	104,555,002	KCA Deutag*(7)(8)(9)	—

			17,287

		Total Common Stocks (cost $2,162,850)	$1,182,804

Escrows - 0.7%(10)
		Media - 0.7%
	2,560,000	Nexstar Broadcasting, Inc.(1)	2,717,338

The Hartford High Yield Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	Total Escrows (cost $2,620,567)		$2,717,338

	Total Long-Term Investments (cost $350,460,952)		$371,893,281

Short-Term Investments - 4.2%
	Repurchase Agreements - 4.2%
16,885,415	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $16,885,443; collateralized by U.S. Treasury Inflation Index Bond at 1.000%, maturing 02/15/2048, with a market value of $17,223,194		$16,885,415

	Total Short-Term Investments (cost $16,885,415)		$16,885,415

	Total Investments (cost $367,346,367)	97.1%	$388,778,696
	Other Assets and Liabilities	2.9%	11,806,210

	Total Net Assets	100.0%	$400,584,906

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $228,073,988, representing 56.9% of net assets.

(2)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $26,768,815, representing 6.7% of net assets.

(3)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	Investment valued using significant unobservable inputs.
(8)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2021, the aggregate fair value of these securities was $17,287, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(9)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/Par Value	Total Cost	Market Value
03/2011	KCA Deutag	104,555,002	$1,416,929	$—
(10)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

The Hartford High Yield Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2021
Amount and Description of Currency to be Purchased	Amount and Description of Currency to be Sold	Counterparty	Settlement Date	Appreciation	Depreciation
26,105,901 USD	21,450,000 EUR	CBK	02/26/2021	$61,480	$—

† For	information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Other Abbreviations:
MSCI	Morgan Stanley Capital International
PIK	Payment-in-kind

The Hartford High Yield Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Corporate Bonds	$355,091,015	$—	$355,091,015	$—
Convertible Bonds	12,902,124	—	12,902,124	—
Common Stocks
Consumer Services	1,165,517	1,165,517	—	—
Energy	17,287	—	—	17,287
Escrows	2,717,338	—	2,717,338	—
Short-Term Investments	16,885,415	—	16,885,415	—
Foreign Currency Contracts(2)	61,480	—	61,480	—

Total	$388,840,176	$1,165,517	$387,657,372	$17,287

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended January 31, 2021 is not presented.

The Hartford Inflation Plus Fund

Schedule of Investments
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 3.6%
	Asset-Backed - Automobile - 0.1%
	Traingle Re Ltd.
$570,000	3.13%, 10/25/2030, 1 mo. USD LIBOR + 3.000%(1)(2)	$575,024

	Asset-Backed - Finance & Insurance - 0.4%
	Aaset Trust
236,105	3.35%, 01/16/2040(1)	235,347
	HSI Asset Securitization Corp. Trust
1,360,000	0.40%, 02/25/2036, 1 mo. USD LIBOR + 0.270%(2)	1,326,919
	Pretium Mortgage Credit Partners LLC
227,023	3.72%, 02/27/2060(1)(3)	229,215
	Tesla Auto Lease Trust
505,000	5.48%, 05/22/2023(1)	535,877

		2,327,358

	Asset-Backed - Home Equity - 0.1%
	GSAA Home Equity Trust
622,516	5.99%, 06/25/2036(4)	246,718
	Renaissance Home Equity Loan Trust
704,012	6.12%, 11/25/2036(3)	400,397

		647,115

	Commercial Mortgage-Backed Securities - 0.5%
	Benchmark Mortgage Trust
2,379,789	1.52%, 01/15/2054(4)(5)	296,645
	Chase Mortgage Finance Trust
319,715	3.06%, 12/25/2035(4)	316,024
	DBJPM Mortgage TrustDBJPM Mortgage Trust
1,753,006	1.71%, 09/15/2053(4)(5)	188,893
	Stanwich Mortgage Loan Trust
1,279,532	3.48%, 11/16/2024(1)(3)	1,285,830
	Wells Fargo N.A.
5,851,502	0.90%, 05/15/2062(4)(5)	375,706

		2,463,098

	Other Asset-Backed Securities - 0.5%
	CF Hippolyta LLC
268,731	1.99%, 07/15/2060(1)	271,384
	Legacy Mortgage Asset Trust
1,167,119	4.00%, 01/25/2059(1)(3)	1,185,072
	VOLT LXXXIV LLC
257,558	3.23%, 01/25/2050(1)(3)	258,432
703,316	3.43%, 12/27/2049(1)(3)	705,359

		2,420,247

	Whole Loan Collateral CMO - 2.0%
	Adjustable Rate Mortgage Trust
328,991	0.67%, 11/25/2035, 1 mo. USD LIBOR + 0.540%(2)	329,259
	Bank of America Funding Trust
654,792	6.05%, 10/25/2036(3)	642,925
	Bear Stearns Adjustable Rate Mortgage Trust
122,418	2.41%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	123,813
	Benchmark Mortgage Trust
6,387,427	1.23%, 03/15/2062(4)(5)	513,278
	Connecticut Avenue Securities Trust
971,142	2.23%, 10/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	971,750
826,777	2.28%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	828,723
853,861	2.43%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	855,893
	Deutsche Alt-A Securities Mortgage Loan Trust
315,691	0.28%, 12/25/2036, 1 mo. USD LIBOR + 0.150%(2)	302,388
	Fannie Mae Connecticut Avenue Securities
746,434	3.13%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(2)	736,120
170,977	5.03%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	176,092
94,842	5.83%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(2)	100,713
64,071	6.13%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(2)	67,410

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	GreenPoint Mortgage Funding Trust
$160,623	1.90%, 10/25/2045, 12 mo. USD MTA + 1.400%(2)	$134,716
	GSR Mortgage Loan Trust
329,124	2.99%, 10/25/2035(4)	243,889
	HarborView Mortgage Loan Trust
408,218	0.32%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(2)	386,151
	IndyMac Index Mortgage Loan Trust
1,773,934	0.71%, 01/25/2036, 1 mo. USD LIBOR + 0.580%(2)	1,439,253
	JP Morgan Mortgage Trust
511,392	3.09%, 01/25/2037(4)	478,752
	MASTR Adjustable Rate Mortgages Trust
893,040	0.61%, 05/25/2037, 1 mo. USD LIBOR + 0.480%(2)	524,185
5,166	3.17%, 11/21/2034(4)	5,338
	Preston Ridge Partners Mortgage Trust LLC
244,917	2.36%, 11/25/2025(1)(3)	245,783
	Residential Funding Mortgage Securities, Inc.
112,950	4.07%, 02/25/2036(4)	104,034
252,606	6.00%, 07/25/2037	237,964
	Structured Adjustable Rate Mortgage Loan Trust
366,786	3.26%, 06/25/2035(4)	320,548
	WaMu Mortgage Pass-Through Certificates Trust
334,959	0.55%, 06/25/2044, 1 mo. USD LIBOR + 0.420%(2)	328,170
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
526,220	1.33%, 11/25/2046, 12 mo. USD MTA + 0.830%(2)	474,183

		10,571,330

	Total Asset & Commercial Mortgage-Backed Securities (cost $18,823,658)	$19,004,172

Corporate Bonds - 1.7%
	Airlines - 0.3%
	British Airways Trust
585,000	4.25%, 05/15/2034(1)	629,276
	JetBlue Airways Corp.
745,000	4.00%, 05/15/2034	812,147

		1,441,423

	Construction Materials - 0.1%
	Standard Industries, Inc.
355,000	4.38%, 07/15/2030(1)	376,744

	Diversified Financial Services - 0.2%
	Home Point Capital, Inc.
1,315,000	5.00%, 02/01/2026(1)	1,331,438

	IT Services - 0.1%
	Booz Allen Hamilton, Inc.
510,000	3.88%, 09/01/2028(1)	524,025

	Machinery-Diversified - 0.0%
	Westinghouse Air Brake Technologies Corp.
220,000	3.20%, 06/15/2025	236,150

	Office/Business Equipment - 0.1%
	CDW LLC / CDW Finance Corp.
290,000	3.25%, 02/15/2029	291,865

	Oil & Gas - 0.2%
	Diamondback Energy, Inc.
90,000	4.75%, 05/31/2025	101,777
	PDC Energy, Inc.
930,000	6.13%, 09/15/2024	948,786

		1,050,563

	Pipelines - 0.5%
	Antero Midstream Partners L.P. / Antero Midstream Finance Corp.
1,670,000	5.38%, 09/15/2024	1,673,006

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Gray Oak Pipeline LLC
	$785,000	3.45%, 10/15/2027(1)	$822,704

			2,495,710

		Retail - 0.1%
		FirstCash, Inc.
	238,000	4.63%, 09/01/2028(1)	246,699
		William Carter Co.
	104,000	5.63%, 03/15/2027(1)	109,850

			356,549

		Software - 0.1%
		Black Knight InfoServ LLC
	220,000	3.63%, 09/01/2028(1)	222,629
		MSCI, Inc.
	531,000	3.88%, 02/15/2031(1)	566,906

			789,535

		Total Corporate Bonds (cost $8,066,865)	$8,894,002

Foreign Government Obligations - 9.7%
		Argentina - 0.1%
		Argentina Treasury Bond
ARS	27,327,343	1.20%, 03/18/2022(6)	313,751

		Chile - 0.3%
		Chile Government International Bond
EUR	1,180,000	1.25%, 01/22/2051	1,389,029

		Colombia - 0.5%
		Colombia Government International Bond
	1,860,000	3.88%, 03/22/2026	2,574,384

		Hungary - 0.4%
		Hungary Government International Bond
	1,420,000	1.63%, 04/28/2032(7)	1,874,162

		Indonesia - 2.0%
		Indonesia Government International Bond
	990,000	1.10%, 03/12/2033	1,205,919
	1,050,000	1.40%, 10/30/2031	1,326,789
	100,000	2.15%, 07/18/2024(7)	129,243
	195,000	2.63%, 06/14/2023(7)	250,485
		Indonesia Treasury Bond
IDR	103,364,000,000	7.00%, 09/15/2030	7,722,389

			10,634,825

		Japan - 1.2%
		Japanese Government CPI Linked Bond
JPY	667,022,902	0.20%, 03/10/2030(6)	6,522,172

		Macedonia - 0.3%
		North Macedonia Government International Bond
EUR	1,085,000	3.68%, 06/03/2026(1)	1,471,414

		Mexico - 0.9%
		Mexican Bonos
MXN	50,709,100	8.00%, 11/07/2047	2,880,640
		Mexico Government International Bond
EUR	370,000	3.63%, 04/09/2029	527,748
	$1,360,000	4.50%, 04/22/2029	1,568,093

			4,976,481

		Panama - 0.3%
		Panama Government International Bond
	1,520,000	4.50%, 04/01/2056	1,859,735

		Philippines - 0.2%
		Philippine Government International Bond
	930,000	3.70%, 02/02/2042	1,060,386

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Romania - 0.4%
		Romanian Government International Bond
EUR	1,417,000	2.12%, 07/16/2031(7)	$1,820,815
	332,000	3.62%, 05/26/2030(1)	479,385

			2,300,200

		Russia - 1.4%
		Russian Federal Inflation Linked Bond - OFZ
RUB	248,373,510	2.50%, 08/16/2023(6)	3,385,697
	294,629,580	2.50%, 02/02/2028(6)	3,953,927

			7,339,624

		Saudi Arabia - 0.4%
		Saudi Government International Bond
EUR	800,000	2.00%, 07/09/2039(7)	1,047,808
	$1,092,000	2.25%, 02/02/2033(1)	1,078,830

			2,126,638

		South Africa - 0.2%
		South Africa Government Bond - CPI Linked
ZAR	22,971,889	1.88%, 02/28/2033(6)	1,140,089

		South Korea - 1.1%
		Inflation Linked Korea Treasury Bond
KRW	6,383,188,364	1.13%, 06/10/2030(6)	5,789,075

		Total Foreign Government Obligations (cost $51,315,651)	$51,371,965

Senior Floating Rate Interests - 7.8%(8)
		Advertising - 0.1%
		Clear Channel Outdoor Holdings, Inc.
	$222,188	3.71%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	216,424
		E2open, LLC
	205,000	0.00%, 10/29/2027(9)	205,832

			422,256

		Aerospace/Defense - 0.1%
		Spirit Aerosystems, Inc.
	100,000	6.00%, 01/15/2025, 1 mo. USD LIBOR + 5.250%	$101,250
		TransDigm, Inc.
	579,069	2.37%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	568,634

			669,884

		Airlines - 0.1%
		JetBlue Airways Corp.
	97,500	6.25%, 06/17/2024, 1 mo. USD LIBOR + 5.250%	100,648
		Mileage Plus Holdings LLC
	180,000	6.25%, 06/25/2027, 1 mo. USD LIBOR + 5.250%	191,732
		SkyMiles IP Ltd.
	245,000	4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	256,270
		WestJet Airlines Ltd.
	99,000	4.00%, 12/11/2026, 3 mo. USD LIBOR + 3.000%	94,892

			643,542

		Asset-Backed - Finance & Insurance - 0.0%
		PAI Holdco, Inc.
	115,000	5.00%, 10/28/2027, 1 mo. USD LIBOR + 4.000%	115,575

		Auto Manufacturers - 0.0%
		Navistar International Corp.
	101,850	3.63%, 11/06/2024, 3 mo. USD LIBOR + 3.500%	101,621

		Auto Parts & Equipment - 0.2%
		Adient U.S. LLC
	207,594	4.39%, 05/06/2024, 3 mo. USD LIBOR + 4.250%	207,594
		Altra Industrial Motion Corp.
	166,888	2.12%, 10/01/2025, 3 mo. USD LIBOR + 2.000%	166,628
		Clarios Global L.P.
	194,294	3.62%, 04/30/2026, 3 mo. USD LIBOR + 3.500%	193,991

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		GT Polaris, Inc.
	$99,750	5.00%, 09/24/2027, 1 mo. USD LIBOR + 4.000%	$100,049
		Trico Group LLC
	227,741	8.50%, 02/02/2024, 1 mo. USD LIBOR + 7.500%	231,158

			899,420

		Chemicals - 0.3%
		Axalta Coating Systems U.S. Holdings, Inc.
	196,764	2.00%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	195,944
		CeramTec AcquiCo GmbH
EUR	197,643	2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	233,229
		CMC Materials, Inc.
	$113,973	2.13%, 11/17/2025, 1 mo. USD LIBOR + 2.000%	113,973
		Element Solutions, Inc.
	98,009	2.12%, 01/31/2026, 1 mo. USD LIBOR + 2.000%	97,704
		INEOS Styrolution U.S. Holding LLC
	100,000	0.00%, 01/21/2026(9)	99,500
		Minerals Technologies, Inc.
	251,167	3.00%, 02/14/2024, 3 mo. USD LIBOR + 2.250%	250,539
		Tronox Finance LLC
	272,101	3.18%, 09/23/2024, 3 mo. USD LIBOR + 3.000%	271,858
		Univar, Inc.
	99,000	2.12%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	98,489
	65,933	2.37%, 07/01/2024, 3 mo. USD LIBOR + 2.250%	65,863
		WR Grace & Co.
	136,850	2.00%, 04/03/2025, 3 mo. USD LIBOR + 1.750%	136,507

			1,563,606

		Commercial Services - 1.0%
		AlixPartners LLP
	275,000	0.00%, 01/28/2028(9)	274,656
	192,500	2.62%, 04/04/2024, 1 mo. USD LIBOR + 2.500%	192,173
		Amentum Government Services Holdings LLC
	199,000	3.62%, 01/29/2027, 1 mo. USD LIBOR + 3.500%	197,259
	200,000	5.50%, 01/29/2027, 1 mo. USD LIBOR + 4.750%	200,500
		Belron Finance U.S. LLC
	198,248	2.46%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	197,505
		Biogroup-LCD
EUR	300,000	0.00%, 01/28/2028(9)	363,763
		Blackhawk Network Holdings, Inc.
	$320,170	3.12%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	315,233
		BrightView Landscapes LLC
	198,473	2.63%, 08/15/2025, 3 mo. USD LIBOR + 2.500%	198,039
		Deerfield Dakota Holding LLC
	199,249	4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	199,996
		Dun & Bradstreet Corp.
	623,313	3.88%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	624,204
		Gainwell Acquisition Corp.
	190,000	4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	190,357
		KAR Auction Services, Inc.
	98,750	2.44%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	98,133
		Quikrete Holdings, Inc.
	138,029	2.62%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	137,667
		Trans Union LLC
	337,288	1.87%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	336,604
		United Rentals, Inc.
	474,088	1.87%, 10/31/2025, 3 mo. USD LIBOR + 1.750%	473,495
		Verisure Holding AB
EUR	205,000	0.00%, 01/15/2028(9)	248,914
	430,000	3.50%, 07/20/2026, 3 mo. EURIBOR + 3.500%	522,599
		Vertical Midco GmbH
	100,000	4.25%, 07/30/2027, 3 mo. EURIBOR + 4.250%	121,936
		Weight Watchers International, Inc.
	$286,323	5.50%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	285,965

			5,178,998

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Construction Materials - 0.0%
		CP Atlas Buyer, Inc.
	$100,000	5.25%, 11/23/2027, 1 mo. USD LIBOR + 4.500%	$100,000
		Hamilton Holdco LLC
	97,500	2.26%, 01/02/2027, 1 mo. USD LIBOR + 2.000%	96,769

			196,769

		Distribution/Wholesale - 0.1%
		American Builders & Contractors Supply Co., Inc.
	481,900	2.12%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	479,823

		Diversified Financial Services - 0.2%
		Crown Finance U.S., Inc.
	105,184	2.77%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	82,468
		Delos Finance S.a.r.l.
	350,000	2.00%, 10/06/2023, 3 mo. USD LIBOR + 1.750%	349,223
		Nets Holding A/S
EUR	97,014	3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	117,589
		Russell Investments US Inst’l Holdco, Inc.
	$193,776	4.00%, 05/30/2025, 3 mo. USD LIBOR + 3.000%	193,231
		Victory Capital Holdings, Inc.
	73,359	2.74%, 07/01/2026, 1 mo. USD LIBOR + 2.500%	73,206

			815,717

		Electric - 0.0%
		ExGen Renewables LLC
	125,000	3.75%, 12/15/2027, 1 mo. USD LIBOR + 2.750%	125,687

		Electrical Components & Equipment - 0.1%
		Energizer Holdings, Inc.
	100,000	0.00%, 12/22/2027, 1 mo. USD LIBOR + 2.25%(9)	99,938
		Virgin Media Bristol LLC
	670,000	2.63%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	666,369

			766,307

		Energy-Alternate Sources - 0.0%
		BCP Renaissance Parent LLC
	180,311	4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	176,094

		Engineering & Construction - 0.0%
		Brand Energy & Infrastructure Services, Inc.
	217,125	5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	214,289

		Entertainment - 0.1%
		Scientific Games International, Inc.
	249,359	2.87%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	244,840
		Wyndham Hotels & Resorts, Inc.
	141,738	1.87%, 05/30/2025, 3 mo. USD LIBOR + 1.750%	140,754

			385,594

		Environmental Control - 0.0%
		Clean Harbors, Inc.
	144,750	1.87%, 06/28/2024, 3 mo. USD LIBOR + 1.750%	144,517

		Food - 0.1%
		B&G Foods, Inc.
	207,583	2.62%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	207,731
		Froneri U.S., Inc.
	159,200	2.37%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	158,294
		U.S. Foods, Inc.
	212,809	2.12%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	209,350

			575,375

		Food Service - 0.1%
		Aramark Services, Inc.
	218,266	1.87%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	216,084
	99,250	1.87%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	98,257

			314,341

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Gas - 0.0%
		Messer Industries USA, Inc.
	$98,250	2.75%, 03/01/2026, 3 mo. USD LIBOR + 2.500%	$97,977

		Hand/Machine Tools - 0.1%
		Applecaramel Buyer LLC
	269,325	4.50%, 10/19/2027, 1 mo. USD LIBOR + 4.000%	270,184

		Healthcare-Products - 0.1%
		Avantor Funding, Inc.
	385,000	3.50%, 11/08/2027, 1 mo. USD LIBOR + 2.500%	386,124

		Healthcare-Services - 0.5%
		ADMI Corp.
	205,000	0.00%, 12/23/2027, 1 mo. USD LIBOR + 3.250%(9)	206,435
		Bio Lam LCD SELAS
EUR	510,000	4.75%, 04/25/2026, 3 mo. EURIBOR + 4.750%	618,248
		Gentiva Health Services, Inc.
	$118,020	3.38%, 07/02/2025, 1 mo. USD LIBOR + 3.250%	117,873
		IQVIA, Inc.
EUR	160,875	2.00%, 06/11/2025, 1 mo. EURIBOR + 2.000%	194,580
		MPH Acquisition Holdings LLC
	$239,497	3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	239,064
		Pathway Vet Alliance LLC
	248,219	4.12%, 03/31/2027, 1 mo. USD LIBOR + 4.000%	248,065
		PPD, Inc.
	300,000	0.00%, 01/13/2028(9)	301,125
		Universal Health Services, Inc.
	244,668	1.87%, 10/31/2025, 3 mo. USD LIBOR + 1.750%	244,668
		Zelis Payments Buyer, Inc.
	397,500	4.87%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	397,500

			2,567,558

		Household Products - 0.1%
		Reynolds Consumer Products LLC
	182,338	1.87%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	182,389
		Weber-Stephen Products LLC
	150,000	4.00%, 10/30/2027, 1 mo. USD LIBOR + 3.250%	150,338

			332,727

		Insurance - 0.4%
		Acrisure LLC
	124,063	3.62%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	123,243
		Alliant Holdings Intermediate LLC
	99,237	3.37%, 05/09/2025, 1 mo. USD LIBOR + 3.000%	98,672
		Asurion LLC
	208,107	0.00%, 12/23/2026, 1 mo. USD LIBOR + 3.250%(9)	206,894
	446,974	3.12%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	445,950
		Camelot U.S. Acquisition 1 Co.
	100,000	4.00%, 10/30/2026	100,250
		Hub International Ltd.
	308,862	2.97%, 04/25/2025, 1 mo. USD LIBOR + 2.750%	305,980
		Hyperion Insurance Group Ltd.
	99,887	4.75%, 11/12/2027	100,136
		Ryan Specialty Group LLC
	99,750	4.00%, 09/01/2027, 1 mo. USD LIBOR + 3.250%	99,813
		Sedgwick Claims Management Services, Inc.
	176,400	3.37%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	175,126
	147,750	4.12%, 09/03/2026, 3 mo. USD LIBOR + 4.000%	147,935
	99,500	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	100,091

			1,904,090

		Investment Company Security - 0.0%
		FinCo LLC
	107,339	2.62%, 06/27/2025, 1 mo. USD LIBOR + 2.500%	107,093

		IT Services - 0.1%
		Science Applications International Corp.

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

	$244,375	2.00%, 10/31/2025, 1 mo. USD LIBOR + 1.875%	$244,069
	77,067	2.37%, 03/12/2027, 1 mo. USD LIBOR + 2.250%	77,091
		Tempo Acquisition LLC
	246,393	3.75%, 11/02/2026, 1 mo. USD LIBOR + 3.250%	245,777

			566,937

		Leisure Time - 0.4%
		Caesars Resort Collection LLC
	431,806	2.87%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	424,068
	244,388	4.62%, 07/21/2025, 1 mo. USD LIBOR + 4.500%	244,082
		Carnival Corp.
	223,875	8.50%, 06/30/2025, 1 mo. USD LIBOR + 7.500%	230,173
		Delta (LUX) S.a.r.l.
	200,000	3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	198,000
		Golden Entertainment, Inc.
	246,075	3.75%, 10/21/2024, 3 mo. USD LIBOR + 3.000%	243,718
		IRB Holding Corp.
	165,000	0.00%, 12/15/2027(9)	165,412
		Penn National Gaming, Inc.
	354,582	3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	352,809

			1,858,262

		Lodging - 0.1%
		Boyd Gaming Corp.
	458,346	2.34%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	456,673
		Four Seasons Hotels Ltd.
	124,675	2.12%, 11/30/2023, 3 mo. USD LIBOR + 2.000%	124,145
		Station Casinos LLC
	148,531	2.50%, 02/08/2027, 1 mo. USD LIBOR + 2.250%	146,083

			726,901

		Machinery-Construction & Mining - 0.0%
		Pro Mach Group, Inc.
	26,008	3.50%, 03/07/2025, 1 mo. USD LIBOR + 3.500%(10)	27,048
	78,597	4.50%, 03/07/2025, 1 mo. USD LIBOR + 3.500%	77,615

			104,663

		Machinery-Diversified - 0.0%
		Filtration Group Corporation
	$119,700	4.50%, 03/29/2025, 1 mo. USD LIBOR + 3.750%	120,186
		Gardner Denver, Inc.
	99,500	2.87%, 03/01/2027, 1 mo. USD LIBOR + 2.750%	99,450

			219,636

		Media - 0.9%
		Adevinta ASA
EUR	130,000	0.00%, 10/13/2027(9)	158,222
	$100,000	0.00%, 10/13/2027(9)	99,917
		Alliance Laundry Systems LLC
	175,000	4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	175,437
		Altice Financing S.A.
	116,100	2.87%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	114,577
		Charter Communications Operating LLC
	385,946	1.88%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	385,197
		CSC Holdings LLC
	290,555	2.38%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	288,195
	186,200	2.38%, 01/15/2026, 3 mo. USD LIBOR + 2.250%	184,979
		E.W. Scripps Co.
	125,000	0.00%, 01/07/2028(9)	124,906
		Go Daddy Operating Co. LLC
	238,800	2.62%, 08/10/2027, 1 mo. USD LIBOR + 2.500%	238,602
		Gray Television, Inc.
	311,432	2.64%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	310,654
		MH Sub LLC
	234,162	4.75%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	234,356

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		MTN Infrastructure TopCo, Inc.
	$222,912	4.00%, 11/15/2024, 3 mo. USD LIBOR + 3.000%	$222,633
		NASCAR Holdings LLC
	186,009	2.87%, 10/19/2026, 3 mo. USD LIBOR + 2.750%	185,864
		Newco Financing Partnership
	232,500	3.63%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	232,442
		Nexstar Broadcasting, Inc.
	142,353	2.89%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	142,333
		Nielsen Finance LLC
EUR	198,747	3.75%, 06/04/2025, 3 mo. EURIBOR + 3.750%	241,592
	$99,250	4.75%, 06/04/2025, 1 mo. USD LIBOR + 3.750%	99,809
		Terrier Media Buyer, Inc.
	118,800	4.37%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	118,711
		UPC Broadband Holding B.V.
EUR	210,000	3.50%, 01/31/2029	255,546
		UPC Financing Partnership
	$232,500	3.63%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	232,442
		Vertical U.S. Newco, Inc.
	438,900	4.48%, 07/30/2027, 1 mo. USD LIBOR + 4.250%	442,315
		Virgin Media Bristol LLC
EUR	170,000	0.00%, 01/31/2029(9)	206,660

			4,695,389

		Metal Fabricate/Hardware - 0.1%
		Cardtronics USA, Inc.
	$243,775	5.00%, 06/29/2027, 1 mo. USD LIBOR + 4.000%	244,004
		Circor International, Inc.
	153,575	4.25%, 12/11/2024, 1 mo. USD LIBOR + 3.250%	151,617

			395,621

		Miscellaneous Manufacturing - 0.2%
		Core & Main L.P.
	323,329	3.75%, 08/01/2024, 3 mo. USD LIBOR + 2.750%	322,359
		H.B. Fuller Co.
	97,388	2.13%, 10/20/2024, 3 mo. USD LIBOR + 2.000%	97,280
		Ingersoll-Rand Services Co.
	277,900	1.87%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	276,338
		USI, Inc.
	241,875	3.25%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	240,061

			936,038

		Oil & Gas - 0.0%
		NorthRiver Midstream Finance L.P.
	102,638	3.49%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	102,253

		Oil & Gas Services - 0.1%
		Buckeye Partners L.P.
	99,250	2.90%, 11/01/2026, 1 mo. USD LIBOR + 2.750%	99,194
		Lower Cadence Holdings LLC
	98,499	4.12%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	95,984
		UGI Energy Services LLC
	374,300	3.87%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	375,393

			570,571

		Packaging & Containers - 0.2%
		Berlin Packaging LLC
	199,488	3.15%, 11/07/2025, 3 mo. USD LIBOR + 3.000%	197,921
		Berry Global, Inc.
	197,000	2.13%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	196,527
		Flex Acquisition Co., Inc.
	138,657	4.00%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	138,592
		Proampac PG Borrower LLC
	155,000	5.00%, 11/03/2025, 1 mo. USD LIBOR + 4.000%	155,387
		Reynolds Group Holdings, Inc.
	260,704	2.87%, 02/05/2023, 3 mo. USD LIBOR + 2.750%	260,542

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		TricorBraun Holdings, Inc.
	$190,000	0.00%, 02/03/2028(9)	$189,525

			1,138,494

		Pharmaceuticals - 0.3%
		Bausch Health Americas, Inc.
	150,000	2.87%, 11/27/2025, 3 mo. USD LIBOR + 2.750%	149,696
	167,034	3.12%, 06/02/2025, 3 mo. USD LIBOR + 3.000%	167,060
		Catalent Pharma Solutions, Inc.
	98,250	3.25%, 05/18/2026, 3 mo. USD LIBOR + 2.250%	98,373
		Elanco Animal Health, Inc.
	428,608	1.89%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	427,356
		Endo International plc
	357,050	5.00%, 04/29/2024, 3 mo. USD LIBOR + 4.250%	353,926
		IQVIA, Inc.
	266,679	1.87%, 03/07/2024, 1 mo. USD LIBOR + 1.750%	266,212
		Sunshine Luxembourg S.a.r.l.
	163,350	5.00%, 10/01/2026, 1 mo. USD LIBOR + 4.000%	163,713

			1,626,336

		Real Estate - 0.2%
		Boels Topholding B.V.
EUR	290,000	4.00%, 02/06/2027, 3 mo. EURIBOR + 4.000%	352,239
		KFC Holding Co.
	$425,310	1.88%, 04/03/2025, 3 mo. USD LIBOR + 1.750%	424,378
		VICI Properties LLC
	419,545	1.88%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	416,281

			1,192,898

		Retail - 0.4%
		B.C. Unlimited Liability Co.
	458,003	1.87%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	454,472
		Bass Pro Group LLC
	193,500	5.75%, 09/25/2024, 3 mo. USD LIBOR + 5.000%	193,637
		Beacon Roofing Supply, Inc.
	198,469	2.37%, 01/02/2025, 3 mo. USD LIBOR + 2.250%	197,753
		Coty, Inc.
	170,894	2.38%, 04/07/2025, 3 mo. USD LIBOR + 2.250%	160,616
		Harbor Freight Tools USA, Inc.
	375,859	4.00%, 10/19/2027, 1 mo. USD LIBOR + 3.250%	376,047
		LBM Acquisition LLC
	28,718	0.00%, 12/09/2027(9)(10)	28,747
	129,231	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(9)	129,360
		Les Schwab Tire Centers
	245,000	4.25%, 11/02/2027, 1 mo. USD LIBOR + 3.500%	245,461
		Michaels Stores, Inc.
	305,771	4.25%, 10/01/2027, 1 mo. USD LIBOR + 3.500%	305,006
		PetSmart, Inc.
	123,100	4.50%, 03/11/2022, 1 mo. USD LIBOR +3.500%	122,966
		Staples, Inc.
	126,449	5.21%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	123,604

			2,337,669

		Semiconductors - 0.0%
		Entegris, Inc.
	56,188	2.12%, 11/06/2025, 3 mo. USD LIBOR + 2.000%	56,047
		ON Semiconductor Corp.
	100,976	2.12%, 09/19/2026, 1 mo. USD LIBOR + 2.000%	101,130

			157,177

		Software - 0.7%
		Change Healthcare Holdings LLC
	452,813	3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.250%	452,813
		Epicor Software Corp.
	135,737	4.25%, 07/30/2027, 1 mo. USD LIBOR + 3.250%	136,043

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	EVO Payments International LLC
$458,651	3.38%, 12/22/2023, 3 mo. USD LIBOR + 3.250%	$458,421
	Finastra USA, Inc.
151,560	4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	148,671
	Go Daddy Operating Co. LLC
215,935	1.87%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	215,395
	Hyland Software, Inc.
299,235	4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	300,171
	MA FinanceCo. LLC
17,882	2.87%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	17,703
	Playtika Holding Corp.
192,405	7.00%, 12/10/2024, 1 mo. USD LIBOR + 6.000%	193,367
	Seattle Spinco, Inc.
120,758	2.87%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	119,551
	SS&C Technologies, Inc.
382,966	1.87%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	380,667
	Ultimate Software Group, Inc.
269,325	0.00%, 05/04/2026, 1 mo. USD LIBOR + 4.000%(9)	270,287
396,489	3.87%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	397,234
	Verint Systems, Inc.
202,650	2.14%, 06/28/2024, 3 mo. USD LIBOR + 2.000%	202,650
	WEX, Inc.
472,963	2.37%, 05/15/2026, 3 mo. USD LIBOR + 2.250%	472,225

		3,765,198

	Telecommunications - 0.3%
	Altice France S.A.
490,534	3.81%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	487,591
	Ciena Corp.
147,140	1.89%, 09/26/2025, 1 mo. USD LIBOR + 1.750%	146,919
	Consolidated Communications, Inc.
99,750	5.75%, 10/02/2027, 1 mo. USD LIBOR + 4.750%	100,419
	Frontier Communications Corp.
100,000	5.75%, 10/08/2021, 1 mo. USD LIBOR + 4.750%	99,906
	LCPR Loan Financing LLC
100,000	5.13%, 10/15/2026, 1 mo. USD LIBOR + 5.000%	100,781
	Level 3 Financing, Inc.
252,996	1.87%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	251,258
	Telenet Financing USD LLC
225,000	2.13%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	223,031

		1,409,905

	Transportation - 0.1%
	Genesee & Wyoming, Inc.
496,250	2.25%, 12/30/2026, 1 mo. USD LIBOR + 2.000%	495,630

	Total Senior Floating Rate Interests (cost $41,212,188)	$41,754,746

U.S. Government Agencies - 1.3%
	Mortgage-Backed Agencies - 1.3%
	FHLMC - 1.2%
$6,414,589	0.85%, 11/25/2030(4)(5)	$460,328
964,886	0.88%, 11/25/2030(4)(5)	72,321
1,757,739	1.03%, 10/25/2030(4)(5)	150,603
5,231,883	1.12%, 06/25/2030(4)(5)	486,184
63,000	2.09%, 01/25/2051, 3 mo. USD SOFR + 2.000%(1)(2)	63,805
1,127,401	2.18%, 04/25/2049, 1 mo. USD LIBOR + 2.050%(1)(2)	1,127,400
1,011,736	2.20%, 07/25/2049, 1 mo. USD LIBOR + 2.050%(1)(2)	1,011,736
1,111,217	2.48%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(2)	1,116,220
1,148,269	2.78%, 01/25/2049, 1 mo. USD LIBOR + 2.650%(1)(2)	1,158,293
784,189	4.38%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(2)	789,080

		6,435,970

	FNMA - 0.1%
$698,986	2.53%, 04/25/2031, 1 mo. USD LIBOR + 2.400%(1)(2)	$701,210

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	Total U.S. Government Agencies (cost $7,072,405)		$7,137,180

U.S. Government Securities - 73.6%
	U.S. Treasury Securities - 73.6%
	U.S. Treasury Bonds - 1.6%
$2,641,868	0.25%, 02/15/2050(6)		$3,066,184
923,388	1.00%, 02/15/2048(6)		1,263,550
3,330,000	2.88%, 08/15/2045		4,064,941

			8,394,675

	U.S. Treasury Notes - 72.0%
57,786,738	0.13%, 04/15/2021(6)(11)(12)(13)		58,193,052
59,776,440	0.13%, 07/15/2026(6)(13)		66,254,556
23,735,412	0.13%, 07/15/2030(6)		26,671,124
29,895,124	0.25%, 07/15/2029(6)		33,957,824
17,145,389	0.38%, 01/15/2027(6)		19,282,311
5,253,950	0.50%, 01/15/2028(6)		6,000,927
83,265,531	0.63%, 01/15/2026(6)		93,618,429
19,708,047	0.75%, 07/15/2028(6)		23,095,111
47,712,553	0.88%, 01/15/2029(6)		56,346,785
500,000	1.13%, 02/28/2022(11)		505,469

			383,925,588

	Total U.S. Government Securities (cost $368,918,293)		$392,320,263

	Total Long-Term Investments (cost $495,409,060)		$520,482,328

Short-Term Investments - 2.1%
	Repurchase Agreements - 0.6%
3,173,731	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $3,173,736; collateralized by U.S. Treasury Bond at 1.000%, maturing 02/15/2048, with a market value of $3,237,224		3,173,731

	U.S. Treasury Securities - 1.5%
	U.S. Treasury Bills
2,700,000	0.07%, 04/15/2021(14)		2,699,644
5,350,000	0.08%, 04/15/2021(14)		5,349,295

			8,048,939

	Total Short-Term Investments (cost $11,222,439)		$11,222,670

	Total Investments (cost $506,631,499)	99.8%	$531,704,998
	Other Assets and Liabilities	0.2%	1,149,295

	Total Net Assets	100.0%	$532,854,293

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $21,222,253, representing 4.0% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2021. Base lending rates may be subject to a floor or cap.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Securities disclosed are interest-only strips.
(6)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(7)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $5,122,513, representing 1.0% of net assets.

(8)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2021.

(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(10)

This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2021, the aggregate value of the unfunded commitment was $55,795, which rounds to 0.0% of total net assets.

(11)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2021, the market value of securities pledged was $1,109,688.
(12)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2021, the market value of securities pledged was $2,618,281.
(13)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of January 31, 2021, the market value of securities pledged was $521,935.
(14)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at January 31, 2021

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	39	03/31/2021	$8,618,086	$7,740
U.S. Treasury 10-Year Note Future	420	03/22/2021	57,553,125	(374,867)

Total				$(367,127)

Short position contracts:
Euro-BUND Future	58	03/08/2021	$12,475,896	$(777)
U.S. Treasury 5-Year Note Future	177	03/31/2021	22,279,875	(105)
U.S. Treasury 10-Year Ultra Future	172	03/22/2021	26,458,437	518,373
U.S. Treasury Ultra Bond Future	40	03/22/2021	8,188,750	214,680

Total				$732,171

Total futures contracts				$365,044

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2021

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid (Received)	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.IG.34.V1	USD	41,620,000	1.00%	06/20/2025	Quarterly	$214,505	$607,333	$392,828

Total centrally cleared credit default swap contracts						$214,505	$607,333	$392,828

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2021

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
BCLY	2.00% Fixed	CPURNSA	USD	7,810,000	01/15/2022	At Maturity	$—	$—	$(90,657)	$(90,657)
BCLY	2.29% Fixed	CPURNSA	USD	25,572,000	01/15/2022	At Maturity	—	—	(456,553)	(456,553)
BOA	1.24% Fixed	CPURNSA	USD	6,050,000	01/15/2029	At Maturity	—	—	557,551	557,551
BOA	2.12% Fixed	CPURNSA	USD	8,580,000	01/15/2024	At Maturity	—	—	(75,306)	(75,306)
CBK	0.00% Fixed	CPURNSA	USD	46,000,000	04/15/2021	Annual	—	—	1,024,141	1,024,141

Total OTC interest rate swap contracts							$—	$—	$959,176	$959,176

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2021

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
0.94% Fixed	12 Mo. Federal Funds Rate	USD	13,439,000	08/22/2024	Annual	$—	$—	$(468,754)	$(468,754)
1.00% Fixed	12 Mo. Federal Funds Rate	USD	3,322,000	09/29/2026	Annual	56,992	—	(113,507)	(170,499)
1.03% Fixed	12 Mo. Federal Funds Rate	USD	9,012,000	09/06/2026	Annual	—	—	(367,606)	(367,606)

Total centrally cleared interest rate swap contracts						$56,992	$—	$(949,867)	$(1,006,859)

Bond Forward Contracts Outstanding at January 31, 2021

Counterparty	Reference Obligation		Notional Amount	Expiration Date	Unrealized Appreciation/ (Depreciation)
BOA	U.S. Treasury Bonds, 0.13%, 07/15/2026(6)	USD	9,208,511	02/26/2021	$4,763
BOA	U.S. Treasury Bonds, 0.13%, 07/15/2030(6)	USD	11,163,862	02/26/2021	(15,789)
BOA	U.S. Treasury Bonds, 0.50%, 01/15/2028(6)	USD	791,903	02/26/2021	(765)
BOA	U.S. Treasury Bonds, 0.75%, 07/15/2028(6)	USD	2,925,947	02/26/2021	(3,844)
MSC	U.S. Treasury Bonds, 0.63%, 01/15/2026(6)	USD	12,516,480	02/26/2021	2,584

Total bond forward contracts					$(13,051)

Foreign Currency Contracts Outstanding at January 31, 2021

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
15,162,000	BRL	2,890,918	USD	MSC	03/17/2021	$—	$(123,386)
4,954,100,000	COP	1,373,525	USD	BCLY	02/26/2021	13,271	—
6,213,595,000	COP	1,715,989	USD	BNP	03/17/2021	22,053	—
754,800,000	JPY	7,272,251	USD	JPM	02/26/2021	—	(64,626)
56,320,000	MXN	2,810,506	USD	CBK	02/26/2021	—	(70,315)
175,410,000	RUB	2,326,371	USD	BCLY	02/26/2021	—	(15,090)
2,739,852	USD	14,019,000	BRL	CBK	03/17/2021	180,952	—
1,618,318	USD	5,620,240,000	COP	GSC	03/17/2021	46,247	—
16,862,343	USD	13,855,000	EUR	CBK	02/26/2021	39,711	—
248,475	USD	204,000	EUR	GSC	02/26/2021	780	—
4,211,631	USD	59,594,583,000	IDR	UBS	02/26/2021	—	(26,898)
6,522,866	USD	677,020,000	JPY	JPM	02/26/2021	57,966	—
6,066,233	USD	6,583,264,000	KRW	BNP	03/17/2021	180,366	—
4,498,715	USD	332,653,000	RUB	BOA	03/17/2021	125,748	—
1,239,444	USD	19,012,000	ZAR	MSC	03/17/2021	—	(9,035)
Total Foreign Currency Contracts						$667,094	$(309,350)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
MTA	Monthly Treasury Average Index

Other Abbreviations:
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$19,004,172	$—	$19,004,172	$—
Corporate Bonds	8,894,002	—	8,894,002	—
Foreign Government Obligations	51,371,965	—	51,371,965	—
Senior Floating Rate Interests	41,754,746	—	41,754,746	—
U.S. Government Agencies	7,137,180	—	7,137,180	—
U.S. Government Securities	392,320,263	—	392,320,263	—
Short-Term Investments	11,222,670	—	11,222,670	—
Bond Forward Contracts(2)	7,347	—	7,347	—
Foreign Currency Contracts(2)	667,094	—	667,094	—
Futures Contracts(2)	740,793	740,793	—	—
Swaps - Credit Default(2)	392,828	—	392,828	—
Swaps - Interest Rate(2)	1,581,692	—	1,581,692	—

Total	$535,094,752	$740,793	$534,353,959	$—

Liabilities
Bond Forward Contracts(2)	$(20,398)	$—	$(20,398)	$—
Foreign Currency Contracts(2)	(309,350)	—	(309,350)	—
Futures Contracts(2)	(375,749)	(375,749)	—	—
Swaps - Interest Rate(2)	(1,629,375)	—	(1,629,375)	—

Total	$(2,334,872)	$(375,749)	$(1,959,123)	$—

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford International Equity Fund

Schedule of Investments
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.7%
	Argentina - 0.0%
44,018	YPF S.A. ADR*	$160,666

	Australia - 1.3%
78,810	BHP Group Ltd.	2,628,235
41,087	Commonwealth Bank of Australia	2,608,688
9,376	CSL Ltd.	1,943,846
231,327	OceanaGold Corp.*	407,027
378,986	Resolute Mining Ltd.*(1)	197,299
75,970	Wesfarmers Ltd.	3,153,464
288,840	Western Areas Ltd.	514,281

		11,452,840

	Austria - 0.1%
22,725	Erste Group Bank AG*	694,003
47,083	Zumtobel Group AG*	387,964

		1,081,967

	Belgium - 0.7%
21,994	Ageas S.A.	1,126,026
80,705	AGFA-Gevaert N.V.*	373,773
72,553	Anheuser-Busch InBev S.A.	4,554,345
29,444	bpost S.A.*	348,347

		6,402,491

	Brazil - 2.0%
157,600	B3 S.A. - Brasil Bolsa Balcao	1,722,499
252,800	Localiza Rent a Car S.A.*	2,951,505
595,288	Magazine Luiza S.A.	2,749,375
81,653	Pagseguro Digital Ltd. Class A*	3,996,914
176,209	Petroleo Brasileiro S.A. ADR	1,770,900
272,013	Vale S.A. ADR	4,393,010
261,700	Via Varejo S.A.*	702,631

		18,286,834

	Canada - 5.1%
151,231	Advantage Oil & Gas Ltd.*(1)	225,885
77,118	ARC Resources Ltd.	356,416
46,331	Bank of Nova Scotia	2,470,987
51,157	Barrick Gold Corp.	1,142,556
48,058	Cameco Corp.	597,930
81,001	Canadian National Railway Co.	8,204,301
45,778	Centerra Gold, Inc.	474,337
39,877	Eldorado Gold Corp.*	447,021
71,512	Enbridge, Inc.(1)	2,402,468
78,561	Fortis, Inc.	3,177,458
62,992	IAMGOLD Corp.*	212,913
33,020	Intact Financial Corp.	3,640,915
90,629	Kinross Gold Corp.	632,590
13,347	Lululemon Athletica, Inc.*	4,386,892
37,549	Royal Bank of Canada	3,039,156
5,276	Shopify, Inc. Class A*	5,783,066
54,596	Sun Life Financial, Inc.	2,523,264
47,741	Toronto-Dominion Bank	2,705,230
23,705	Tourmaline Oil Corp.	337,756
216,259	Trican Well Service Ltd.*(1)	289,191
96,044	Uranium Participation Corp.*	330,474
47,713	Wheaton Precious Metals Corp.	1,959,638

		45,340,444

	Cayman Islands - 0.0%
17,200	Kuaishou Technology Co., Ltd.*	257,690

	China - 10.1%
1,282,590	361 Degrees International Ltd.	211,666
64,959	Alibaba Group Holding Ltd. ADR*	16,488,543
389,176	Anhui Conch Cement Co., Ltd. Class H	2,299,183

Hartford International Equity Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
53,600	ANTA Sports Products Ltd.	$882,713
6,223	Baidu, Inc. ADR*	1,462,529
1,866,736	China BlueChemical Ltd. Class H	374,548
6,535,885	China Construction Bank Corp. Class H	4,950,400
1,011,884	China Machinery Engineering Corp. Class H	458,254
579,415	China Merchants Bank Co., Ltd. Class H	4,437,084
4,742,180	China Reinsurance Group Corp. Class H	493,753
892,584	China Vanke Co., Ltd. Class H	3,193,535
3,865,545	CSPC Pharmaceutical Group Ltd.	3,929,704
2,826,725	Dongfeng Motor Group Co., Ltd. Class H	2,784,435
61,230	ENN Energy Holdings Ltd.	944,315
270,500	Haier Smart Home Co., Ltd. Class A	1,327,972
174,501	Jiangsu Hengrui Medicine Co., Ltd. Class A	2,792,480
426,900	Jinyu Bio-Technology Co., Ltd. Class A	1,500,613
21,146	JOYY, Inc.	1,946,278
192,500	Livzon Pharmaceutical Group, Inc. Class A	1,055,998
15,026	New Oriental Education & Technology Group, Inc. ADR*	2,516,855
371,447	Ping An Insurance Group Co., of China Ltd. Class H	4,374,821
733,974	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,268,669
130,651	Shenzhou International Group Holdings Ltd.	2,547,891
3,856,500	Sinopec Engineering Group Co., Ltd. Class H	1,779,039
502,000	Sunac China Holdings Ltd.	1,865,115
161,182	Tencent Holdings Ltd.	14,361,844
34,390	Trip.com Group Ltd. ADR*	1,094,634
1,633,300	Vatti Corp. Ltd. Class A	1,988,139
65,989	Vipshop Holdings Ltd. ADR*	1,809,418
180,109	Yatsen Holding Ltd. ADR*	3,456,292
17,700	Yum China Holdings, Inc.	1,004,683

		89,601,403

	Denmark - 1.1%
533	AP Moller - Maersk A/S Class B	1,094,870
24,604	Carlsberg A/S Class B	3,594,449
43,243	D/S Norden A/S	772,066
2,362	Drilling Co.*	64,667
29,111	DSV Panalpina A/S	4,542,051

		10,068,103

	Finland - 0.2%
286,043	Nokia Oyj*	1,374,605

	France - 8.6%
50,295	Airbus SE*	5,057,544
197,495	AXA S.A.	4,375,372
39,312	BNP Paribas S.A.*	1,885,233
92,148	Bureau Veritas S.A.*	2,417,939
16,097	Capgemini SE	2,326,192
50,973	Cie de Saint-Gobain*	2,533,928
31,761	Criteo S.A. ADR*	590,755
74,962	Danone S.A.	4,984,868
592	Dassault Aviation S.A.*	617,240
34,802	Eiffage S.A.*	3,158,894
120,027	Engie S.A.*	1,862,730
160,149	Groupe Eurotunnel SE*	2,468,002
14,741	Imerys S.A.	696,051
12,554	L’Oreal S.A.	4,416,498
2,540	LVMH Moet Hennessy Louis Vuitton SE	1,535,671
40,448	Metropole Television S.A.*	688,181
36,226	Orange S.A.	425,164
31,232	Quadient S.A.	681,802
24,470	Renault S.A.*	1,040,673
87,084	Rexel S.A.*	1,325,143
58,172	Schneider Electric SE	8,514,091
24,966	SCOR SE*	759,181
53,440	Societe Generale S.A.*	996,282
31,809	Sodexo S.A.*	2,830,232

Hartford International Equity Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
1,510	Sopra Steria Group*	$250,499
106,169	Television Francaise 1 S.A.*	922,504
125,702	Total SE	5,298,135
39,788	UBISOFT Entertainment S.A.*	3,978,167
13,134	Vicat S.A.	565,029
49,695	Vinci S.A.	4,608,125
54,037	Worldline S.A.*(2)	4,567,745

		76,377,870

	Germany - 4.0%
41,059	Brenntag AG	3,216,276
107,455	CECONOMY AG*	691,783
33,682	Daimler AG	2,365,624
23,137	Deutsche Boerse AG	3,714,715
38,938	Fresenius Medical Care AG & Co. KGaA	3,150,039
11,461	Hamburger Hafen und Logistik AG	247,571
144,591	Infineon Technologies AG	5,792,830
12,106	Merck KGaA	2,017,692
22,115	Metro AG	258,554
38,211	Salzgitter AG*	993,457
20,737	Scout24 AG(2)	1,601,137
25,221	Volkswagen AG	4,768,043
56,313	Zalando SE*(2)	6,456,903

		35,274,624

	Greece - 0.2%
131,643	Hellenic Telecommunications Organization S.A.	1,913,515

	Hong Kong - 3.9%
535,236	AIA Group Ltd.	6,453,205
930,000	Ausnutria Dairy Corp. Ltd.*(1)	1,511,118
1,674,000	China Merchants Port Holdings Co., Ltd.	2,330,288
1,795,000	China Overseas Land & Investment Ltd.	4,077,471
559,071	China Resources Gas Group Ltd.	2,784,796
188,332	CK Asset Holdings Ltd.	939,686
126,523	Dah Sing Financial Holdings Ltd.	358,023
13,131,290	G-Resources Group Ltd.*	72,740
800,433	Henderson Land Development Co., Ltd.	3,273,753
110,000	iClick Interactive Asia Group Ltd. ADR*	1,558,700
4,170,516	Pacific Basin Shipping Ltd.	723,721
687,715	PAX Global Technology Ltd.	675,481
1,577,369	Sands China Ltd.	6,264,276
1,961,577	Sino Biopharmaceutical Ltd.	1,821,049
307,000	Swire Pacific Ltd. Class A	1,918,621

		34,762,928

	Hungary - 0.1%
387,655	Magyar Telekom Telecommunications plc	516,919

	India - 2.1%
166,225	Bharti Airtel Ltd.	1,258,832
183,930	Canara Bank*	331,959
403,538	Dabur India Ltd.	2,841,217
84,740	Hindustan Unilever Ltd.	2,623,559
127,447	ICICI Bank Ltd. ADR*	1,924,450
168,211	Infosys Ltd.	2,850,283
67,660	NTPC Ltd.	82,276
471,228	Oil & Natural Gas Corp. Ltd.	567,993
66,530	Reliance Industries Ltd. GDR(2)	3,373,071
65,247	Tata Consultancy Services Ltd.	2,776,044
143,134	Zee Entertainment Enterprises Ltd.	429,913

		19,059,597

	Indonesia - 0.4%
1,318,182	Bank Central Asia Tbk PT	3,170,398
717,801	Bank Mandiri Persero Tbk PT	335,824

Hartford International Equity Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
2,368,557	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	$224,284

		3,730,506

	Ireland - 1.6%
469,941	AIB Group plc*	838,336
328,477	Bank of Ireland Group plc*	1,220,250
68,175	Experian plc	2,382,894
24,702	Flutter Entertainment plc*	4,594,325
20,639	Linde plc*	5,039,600

		14,075,405

	Italy - 2.0%
75,305	Assicurazioni Generali S.p.A.	1,285,217
309,965	BPER Banca*(1)	569,446
367,204	Davide Campari-Milano N.V.(1)	3,946,833
160,613	Eni S.p.A.	1,622,315
21,419	Ferrari N.V.	4,457,055
73,599	Moncler S.p.A.*	4,147,463
178,729	Saipem S.p.A.	468,317
135,128	UniCredit S.p.A.*	1,231,403

		17,728,049

	Japan - 14.1%
23,360	Aeon Delight Co., Ltd.	611,734
19,840	Aisan Industry Co., Ltd.	95,739
69,401	Asahi Group Holdings Ltd.	2,801,879
319,200	Astellas Pharma, Inc.	5,181,266
43,890	Avex, Inc.	536,202
4,360	Benesse Holdings, Inc.	84,161
89,627	Bridgestone Corp.	3,339,275
26,760	Canon, Inc.	591,971
69,580	Chiyoda Corp.*(1)	219,740
15,990	Chubu Steel Plate Co., Ltd.	110,400
45,680	Chugai Pharmaceutical Co., Ltd.	2,390,395
178,260	Citizen Watch Co., Ltd.	542,031
15,330	CMIC Holdings Co., Ltd.	215,212
34,520	Cosel Co., Ltd.	372,862
68,080	Dai-ichi Life Holdings, Inc.	1,037,321
50,060	DeNA Co., Ltd.	934,566
50,408	East Japan Railway Co.	3,325,019
40,358	Eisai Co., Ltd.	2,945,466
7,740	Enplas Corp.	341,044
28,410	EPS Holdings, Inc.	276,546
48,690	Exedy Corp.	728,955
33,515	Fuji Media Holdings, Inc.	389,041
3,895	Fujitsu Ltd.	594,376
68,650	Funai Electric Co., Ltd.*	281,560
9,775	Gendai Agency, Inc.	27,042
15,180	GMO Payment Gateway, Inc.	2,162,681
189,100	Gree, Inc.	1,039,986
127,320	Hino Motors Ltd.	1,097,392
31,990	Hisaka Works Ltd.	247,661
92,710	Honda Motor Co., Ltd.	2,448,164
45,850	Ichiyoshi Securities Co., Ltd.	220,082
143,420	Inpex Corp.	830,193
127,672	Isuzu Motors Ltd.	1,220,907
53,220	Japan Airlines Co., Ltd.*	949,967
13,800	Japan Petroleum Exploration Co., Ltd.	262,424
20,940	Japan Steel Works Ltd.	581,780
166,176	Japan Tobacco, Inc.	3,300,968
113,910	JGC Holdings Corp.	1,290,588
37,700	Kamigumi Co., Ltd.	665,066
59,665	Kao Corp.	4,329,098
179,180	KDDI Corp.	5,266,589
33,485	Keio Corp.	2,450,601
139,530	Kirin Holdings Co., Ltd.	2,999,060

Hartford International Equity Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
44,590	Kyoei Steel Ltd.	$574,153
29,060	Maruichi Steel Tube Ltd.	627,405
37,170	Maxell Holdings Ltd.*	488,362
3,810	Melco Holdings, Inc.	136,264
22,900	Miraial Co., Ltd.	238,726
74,840	Mitsubishi Estate Co., Ltd.	1,183,967
17,601	Mitsubishi Heavy Industries Ltd.	505,559
147,510	Mitsubishi Motors Corp.*	335,371
431,310	Mitsubishi UFJ Financial Group, Inc.	1,947,700
61,800	Nakayama Steel Works Ltd.	213,151
23,450	Neturen Co., Ltd.	107,836
37,425	Nichicon Corp.	508,614
67,880	Nikon Corp.	540,965
36,970	Nippon Chemi-Con Corp.*	681,540
63,174	Nippon Television Holdings, Inc.	726,155
179,670	Nissan Motor Co., Ltd.*	926,326
14,436	Nitori Holdings Co., Ltd.	2,865,012
4,980	Nitto Denko Corp.	451,400
68,510	NOK Corp.	893,977
167,445	Nomura Holdings, Inc.	885,960
11,673	Obic Co., Ltd.	2,184,063
10,070	OKUMA Corp.	604,593
17,300	Pacific Metals Co., Ltd.	356,561
343,580	Resona Holdings, Inc.	1,192,694
23,050	Sanyo Shokai Ltd.	136,884
32,177	Secom Co., Ltd.	2,915,528
89,533	Seven & i Holdings Co., Ltd.	3,419,088
48,189	SG Holdings Co., Ltd.	1,235,213
11,010	Shimamura Co., Ltd.	1,222,757
24,427	Shin-Etsu Chemical Co., Ltd.	4,252,219
65,150	Shiseido Co., Ltd.	4,229,504
266,189	Softbank Corp.	3,496,781
62,620	SoftBank Group Corp.	4,851,358
30,510	Sumitomo Heavy Industries Ltd.	849,018
55,908	Sumitomo Mitsui Financial Group, Inc.	1,736,968
37,880	Sumitomo Mitsui Trust Holdings, Inc.	1,133,285
35,560	Sumitomo Riko Co., Ltd.	198,848
15,320	Sysmex Corp.	1,787,266
144,864	T&D Holdings, Inc.	1,688,219
33,770	Tachi-S Co., Ltd.	344,479
55,700	Takeda Pharmaceutical Co., Ltd.	1,958,947
8,440	Tamron Co., Ltd.	164,451
31,390	THK Co., Ltd.	997,442
107,540	Tochigi Bank Ltd.	174,676
50,710	Tokai Rika Co., Ltd.	830,933
8,540	Tokyo Seimitsu Co., Ltd.	394,860
124,920	Tokyo Steel Manufacturing Co., Ltd.(1)	881,167
46,130	Toppan Forms Co., Ltd.	475,612
35,940	Toppan Printing Co., Ltd.	511,140
9,536	Toshiba Machine Co., Ltd.	229,041
52,290	Toyo Engineering Corp.*	217,930
51,550	Toyota Boshoku Corp.	833,473
15,971	Tsuruha Holdings, Inc.	2,120,799
40,340	TV Asahi Holdings Corp.	777,793
53,430	Unipres Corp.	490,246
62,080	Ushio, Inc.	802,869
54,440	Xebio Holdings Co., Ltd.	454,711
33,760	Yamato Kogyo Co., Ltd.	853,189
8,160	Yodogawa Steel Works Ltd.	158,720
61,441	Z Holdings Corp.	381,692

		125,720,470

	Luxembourg - 0.1%
19,695	RTL Group S.A.*	1,126,550

Hartford International Equity Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Malaysia - 0.4%
679,705	CIMB Group Holdings Bhd	$644,179
92,859	Nestle Malaysia Bhd	3,139,947

		3,784,126

	Mexico - 0.4%
1,816,773	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	3,191,473

	Monaco - 0.1%
22,695	Endeavour Mining Corp.	482,030

	Netherlands - 4.0%
104,457	ABN Amro Bank N.V.*(2)	1,090,952
1,847	Adyen N.V.*(2)	3,858,429
12,787	ASML Holding N.V.	6,826,388
41,332	Fugro N.V.*(1)	432,921
96,096	Heineken N.V.	10,022,087
208,346	ING Groep N.V.*	1,852,479
78,293	Koninklijke Philips N.V.*	4,267,683
292,438	PostNL N.V.*	1,205,585
41,979	QIAGEN N.V.*	2,275,651
203,463	Royal Dutch Shell plc Class B	3,546,052

		35,378,227

	Norway - 0.2%
342,452	Norsk Hydro ASA	1,512,334

	Philippines - 0.4%
524,337	BDO Unibank, Inc.	1,094,872
3,441,363	SM Prime Holdings, Inc.	2,518,148

		3,613,020

	Portugal - 0.3%
158,922	Jeronimo Martins SGPS S.A.	2,598,785

	Russia - 1.0%
142,216	Gazprom PJSC ADR	790,567
3,625	LUKOIL PJSC ADR	256,558
37,722	Sberbank of Russia PJSC ADR	516,111
154,353	Surgutneftegas PJSC ADR	673,244
349,239	VEON Ltd.	562,275
101,095	Yandex N.V. Class A*	6,332,591

		9,131,346

	South Africa - 0.3%
58,487	Gold Fields Ltd.	548,396
110,855	Harmony Gold Mining Co., Ltd. ADR*	493,305
22,161	Impala Platinum Holdings Ltd.	299,274
84,766	MTN Group Ltd.	349,707
598,443	Nampak Ltd.*	79,836
589,645	Old Mutual Ltd.	503,646
190,980	Raubex Group Ltd.	319,458

		2,593,622

	South Korea - 4.5%
9,512	AfreecaTV Co., Ltd.	523,838
10,488	CJ CheilJedang Corp.	3,982,547
19,859	CJ ENM Co., Ltd.	2,707,596
8,584	CJ Logistics Corp.	1,287,011
90,195	DGB Financial Group, Inc.	512,457
13,597	E-Mart, Inc.	1,991,874
45,512	Fila Holdings Corp.	1,736,073
34,221	Hankook Tire & Technology Co., Ltd.	1,254,524
96,663	KB Financial Group, Inc.	3,490,042
63,967	Kginicis Co., Ltd.	1,019,869
52,498	KT Corp.*	1,120,426
1,717	LG Household & Health Care Ltd.	2,390,170
147,543	Samsung Electronics Co., Ltd.	10,786,421
41,886	Shinhan Financial Group Co., Ltd.	1,148,703

Hartford International Equity Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
28,330	SK Telecom Co., Ltd.	$6,178,456
81,286	Tongyang Life Insurance Co., Ltd.	265,876

		40,395,883

	Spain - 2.5%
525,188	CaixaBank S.A.	1,325,309
144,007	Cellnex Telecom S.A.(2)	8,436,474
281,318	Iberdrola S.A.	3,808,951
263,338	Industria de Diseno Textil S.A.	7,810,128
168,592	Prosegur Cia de Seguridad S.A.	468,113
683,901	Unicaja Banco S.A.*(2)	471,246

		22,320,221

	Sweden - 2.5%
331,655	Assa Abloy AB Class B	8,202,417
56,742	Atlas Copco AB Class A	3,078,442
60,778	Atlas Copco AB Class B	2,845,627
204,491	Sandvik AB*	5,092,869
39,607	Swedish Match AB	3,054,205

		22,273,560

	Switzerland - 6.4%
33,153	Adecco Group AG	2,070,913
42,452	GAM Holding AG*	100,671
9,545	Implenia AG	266,991
102,054	Julius Baer Group Ltd.	6,174,806
20,734	Kuehne + Nagel International AG	4,718,144
38,012	LafargeHolcim Ltd.*	2,055,525
7,107	Lonza Group AG	4,539,237
40,003	Nestle S.A.	4,484,199
60,471	Novartis AG	5,475,353
4,162	Partners Group Holding AG	4,914,454
15,267	Roche Holding AG	5,268,821
19,000	Schindler Holding AG	5,014,565
1,490	SGS S.A.	4,519,161
18,238	Temenos AG	2,302,947
180,014	UBS Group AG	2,594,691
19,220	Vifor Pharma AG	2,610,041

		57,110,519

	Taiwan - 5.4%
570,307	Acer, Inc.*	549,197
224,739	Advantech Co., Ltd.	2,771,291
711,223	ASE Technology Holding, Co., Ltd.	2,341,994
116,342	Catcher Technology Co., Ltd.	820,396
524,429	Chailease Holding Co., Ltd.	2,898,606
1,018,250	Compal Electronics, Inc.	778,838
4,529,140	CTBC Financial Holding Co., Ltd.	3,068,301
351,198	Foxconn Technology Co., Ltd.	935,679
39,435	Globalwafers Co., Ltd.	866,292
77,762	Hiwin Technologies Corp.	1,096,891
1,058,457	Hon Hai Precision Industry Co., Ltd.	4,209,594
319,099	MediaTek, Inc.	9,966,626
375,000	Nanya Technology Corp.	1,066,522
1,294,133	Shin Kong Financial Holding Co., Ltd.	371,383
491,564	Taiwan Semiconductor Manufacturing Co., Ltd.	10,388,415
1,293,122	Uni-President Enterprises Corp.	3,138,972
160,000	Yageo Corp.	3,266,382

		48,535,379

	Thailand - 1.0%
1,558,258	CP ALL PCL*	2,980,630
168,906	Kasikornbank PCL NVDR	713,141
622,693	Kasikornbank PCL	2,618,839
2,234,506	Thai Beverage PCL	1,383,584

Hartford International Equity Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
7,862,400	WHA Corp. PCL	$793,333

		8,489,527

	Turkey - 0.3%
169,543	Anadolu Efes Biracilik Ve Malt Sanayii AS	573,612
71,228	Coca-Cola Icecek AS*	718,875
396,182	KOC Holding AS	1,084,908
508,814	Turk Telekomunikasyon AS	548,243

		2,925,638

	United Kingdom - 9.0%
153,154	Anglo American plc	5,037,762
88,894	AstraZeneca plc	9,068,178
426,451	Auto Trader Group plc(2)	3,287,755
148,431	Babcock International Group plc*	471,944
695,085	BAE Systems plc	4,385,792
615,863	BP plc	2,288,519
87,024	British Land Co. plc REIT	532,173
532,171	BT Group plc	912,499
701,359	Centrica plc*	495,623
166,039	Compass Group plc*	2,965,916
39,165	Croda International plc	3,365,002
124,875	Diageo plc	5,013,378
23,470	Go-Ahead Group plc*	316,590
127,350	Halfords Group plc	475,481
452,017	Hays plc*	865,054
509,042	J Sainsbury plc	1,700,052
308,881	Kingfisher plc*	1,172,573
58,826	Land Securities Group plc REIT	492,538
262,844	Marks & Spencer Group plc*	507,660
364,493	National Grid plc	4,233,839
124,453	Pagegroup plc*	764,481
138,319	Provident Financial plc*	462,749
132,685	Prudential plc	2,122,883
59,456	Reckitt Benckiser Group plc	5,040,584
390,718	Sage Group plc	3,146,073
231,920	SIG plc*	91,556
473,835	Smith & Nephew plc	9,976,020
171,996	Smiths Group plc	3,321,939
226,858	Standard Chartered plc*	1,372,648
81,665	SThree plc*	360,296
77,169	Unilever plc	4,485,758
147,198	WPP plc	1,538,163

		80,271,478

	United States - 0.3%
727,000	Allstar Co.(3)(4)	901,480
5,907	JAND, Inc. Class A*(3)(4)(5)	136,393
28,600	Ovintiv, Inc.	449,772
16,188	Tory Burch LLC*(3)(4)(5)	884,181

		2,371,826

	Total Common Stocks (cost $730,263,449)	$861,292,470

Exchange-Traded Funds - 0.0%
	Other Investment Pools & Funds - 0.0%
4,966	iShares Core MSCI EAFE ETF	340,568

	Total Exchange-Traded Funds (cost $233,680)	$340,568

Preferred Stocks - 0.5%
	Brazil - 0.5%
1,599,820	Itau S.A.	3,102,331

Hartford International Equity Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
220,600	Itau Unibanco Holding S.A.	$1,142,633

		4,244,964

	Total Preferred Stocks (cost $3,555,613)	$4,244,964

Escrows - 0.0%(6)
	United States - 0.0%
51,890	Marklogic Corp.(3)(4)(5)	13,906
46,766	One Kings Lane, Inc.*(3)(4)(5)	7,483
28,813	Veracode, Inc.*(3)(4)(5)	1,389

		22,778

	Total Escrows (cost $—)	$22,778

Convertible Preferred Stocks - 0.6%
	United States - 0.6%
11,296	Airbnb, Inc. Series E*(3)(4)	2,000,973
135,133	Coupang LLC *(3)(4)(5)	1,393,221
243,469	Essence Group Holdings Corp. Series 3*(3)(4)(5)	559,979
13,926	Honest Co., Inc. Series C*(3)(4)(5)	496,044
13,190	JAND, Inc. Series D*(3)(4)(5)	308,646
38,688	Lookout, Inc. Series F*(3)(4)(5)	364,441
15,711	Rubicon Global Holdings LLC Series C*(3)(4)(5)	234,879
18,160	We Co. Series D1*(3)(4)(5)	114,590
15,935	We Co. Series D2*(3)(4)(5)	100,550

		5,573,323

	Total Convertible Preferred Stocks (cost $3,183,029)	$5,573,323

	Total Long-Term Investments (cost $737,235,771)	$871,474,103

Short-Term Investments - 1.6%
	Repurchase Agreements - 1.3%
11,460,152	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $11,460,171; collateralized by U.S. Treasury Note at 3.125%, maturing 11/15/2028, with a market value of $11,689,428	11,460,152

	Securities Lending Collateral - 0.3%
1,706,964	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(7)	1,706,964
1,477,345	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(7)	1,477,345

		3,184,309

	Total Short-Term Investments (cost $14,644,461)	$14,644,461

Hartford International Equity Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Total Investments (cost $751,880,232)	99.4%	$886,118,564
Other Assets and Liabilities	0.6%	5,074,182

Total Net Assets	100.0%	$891,192,746

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $33,143,712, representing 3.7% of net assets.

(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2021, the aggregate fair value of these securities was $7,518,155, which represented 0.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $7,518,155 or 0.8% of net assets.

Period Acquired	Security Name	Shares/Par Value	Total Cost	Market Value
06/2015	Airbnb, Inc. Series E Convertible Preferred	11,296	$525,797	$2,000,973
08/2011	Allstar Co.	727,000	316,259	901,480
11/2014	Coupang LLC Convertible Preferred	135,133	420,686	1,393,221
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	243,469	384,998	559,979
08/2014	Honest Co., Inc. Series C Convertible Preferred	13,926	376,800	496,044
04/2015	JAND, Inc. Class A	5,907	67,844	136,393
04/2015	JAND, Inc. Series D Convertible Preferred	13,190	151,491	308,646
07/2014	Lookout, Inc. Series F Convertible Preferred	38,688	441,937	364,441
10/2020	Marklogic Corp.	51,890	—	13,906
08/2014	One Kings Lane, Inc.	46,766	—	7,483
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred	15,711	313,599	234,879
11/2013	Tory Burch LLC	16,188	1,268,749	884,181
04/2017	Veracode, Inc.	28,813	—	1,389
12/2014	We Co. Series D1 Convertible Preferred	18,160	302,385	114,590
12/2014	We Co. Series D2 Convertible Preferred	15,935	265,336	100,550

			$4,835,881	$7,518,155

(5)	Investment valued using significant unobservable inputs.
(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

Hartford International Equity Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

(7)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2021

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
SPI 200 Future	101	03/18/2021	$12,622,376	$(216,229)

Total futures contracts				$(216,229)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
SPI	Share Price Index

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

Hartford International Equity Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$160,666	$160,666	$—	$—
Australia	11,452,840	407,027	11,045,813	—
Austria	1,081,967	387,964	694,003	—
Belgium	6,402,491	—	6,402,491	—
Brazil	18,286,834	18,286,834	—	—
Canada	45,340,444	45,340,444	—	—
Cayman Islands	257,690	257,690	—	—
China	89,601,403	28,774,549	60,826,854	—
Denmark	10,068,103	—	10,068,103	—
Finland	1,374,605	—	1,374,605	—
France	76,377,870	2,766,469	73,611,401	—
Germany	35,274,624	1,197,908	34,076,716	—
Greece	1,913,515	—	1,913,515	—
Hong Kong	34,762,928	1,558,700	33,204,228	—
Hungary	516,919	—	516,919	—
India	19,059,597	5,297,521	13,762,076	—
Indonesia	3,730,506	—	3,730,506	—
Ireland	14,075,405	838,336	13,237,069	—
Italy	17,728,049	—	17,728,049	—
Japan	125,720,470	—	125,720,470	—
Luxembourg	1,126,550	—	1,126,550	—
Malaysia	3,784,126	—	3,784,126	—
Mexico	3,191,473	3,191,473	—	—
Monaco	482,030	482,030	—	—
Netherlands	35,378,227	12,297,738	23,080,489	—
Norway	1,512,334	—	1,512,334	—
Philippines	3,613,020	—	3,613,020	—
Portugal	2,598,785	2,598,785	—	—
Russia	9,131,346	6,894,866	2,236,480	—
South Africa	2,593,622	812,763	1,780,859	—
South Korea	40,395,883	—	40,395,883	—
Spain	22,320,221	468,113	21,852,108	—
Sweden	22,273,560	—	22,273,560	—
Switzerland	57,110,519	—	57,110,519	—
Taiwan	48,535,379	—	48,535,379	—
Thailand	8,489,527	3,773,963	4,715,564	—
Turkey	2,925,638	718,875	2,206,763	—
United Kingdom	80,271,478	5,638,125	74,633,353	—
United States	2,371,826	449,772	901,480	1,020,574
Exchange-Traded Funds	340,568	340,568	—	—
Preferred Stocks	4,244,964	4,244,964	—	—
Escrows	22,778	—	—	22,778
Convertible Preferred Stocks	5,573,323	—	2,000,973	3,572,350
Short-Term Investments	14,644,461	3,184,309	11,460,152	—

Total	$886,118,564	$150,370,452	$731,132,410	$4,615,702

Liabilities
Futures Contracts(2)	$(216,229)	$(216,229)	$—	$—

Total	$(216,229)	$(216,229)	$—	$—

(1)	For the period ended January 31, 2021, investments valued at $471,325 were transferred out of Level 3 due to the expiration of trading restrictions and there were no transfers in to Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3     assets for period ended January 31, 2021 is not presented.

The Hartford International Growth Fund

Schedule of Investments
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.4%
	Brazil - 1.8%
227,784	Pagseguro Digital Ltd. Class A*	$11,150,027

	Canada - 5.6%
110,742	Canadian National Railway Co.	11,216,660
37,133	Lululemon Athletica, Inc.*	12,204,874
10,352	Shopify, Inc. Class A*	11,372,604

		34,794,138

	Cayman Islands - 0.1%
30,600	Kuaishou Technology Co., Ltd.*	458,448

	China - 12.9%
111,653	Alibaba Group Holding Ltd. ADR*	28,340,881
1,036,217	Ping An Insurance Group Co., of China Ltd. Class H	12,204,335
329,345	Tencent Holdings Ltd.	29,345,718
505,895	Yatsen Holding Ltd. ADR*	9,708,125

		79,599,059

	Denmark - 2.1%
81,208	DSV Panalpina A/S	12,670,500

	France - 10.6%
140,306	Airbus SE*	14,108,834
35,024	L’Oreal S.A.	12,321,445
103,831	Schneider Electric SE	15,196,772
110,996	UBISOFT Entertainment S.A.*	11,097,833
150,330	Worldline S.A.*(1)	12,707,386

		65,432,270

	Germany - 7.6%
402,253	Infineon Technologies AG	16,115,687
70,245	Volkswagen AG	13,279,853
156,535	Zalando SE*(1)	17,948,454

		47,343,994

	Hong Kong - 1.7%
2,643,976	Sands China Ltd.	10,500,140

	India - 1.5%
186,607	Reliance Industries Ltd. GDR(1)	9,460,975

	Ireland - 2.1%
68,734	Flutter Entertainment plc*	12,783,836

	Italy - 5.6%
1,024,381	Davide Campari-Milano N.V.(2)	11,010,394
59,749	Ferrari N.V.	12,433,892
203,402	Moncler S.p.A.*	11,462,143

		34,906,429

	Japan - 6.1%
88,855	Eisai Co., Ltd.	6,484,944
41,989	GMO Payment Gateway, Inc.	5,982,136
67,522	Shin-Etsu Chemical Co., Ltd.	11,754,139
174,705	SoftBank Group Corp.	13,534,918

		37,756,137

	Netherlands - 6.8%
5,108	Adyen N.V.*(1)	10,670,740
35,563	ASML Holding N.V.	18,985,441
118,937	Heineken N.V.	12,404,231

		42,060,412

	Russia - 1.3%
129,069	Yandex N.V. Class A*	8,084,882

	South Korea - 3.1%
262,806	Samsung Electronics Co., Ltd.	19,212,949

The Hartford International Growth Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	Spain - 5.6%
400,703	Cellnex Telecom S.A.(1)		$23,474,696
381,732	Industria de Diseno Textil S.A.		11,321,480

			34,796,176

	Sweden - 4.3%
509,250	Assa Abloy AB Class B		12,594,656
570,463	Sandvik AB*		14,207,440

			26,802,096

	Switzerland - 6.7%
254,272	Julius Baer Group Ltd.		15,384,798
19,859	Lonza Group AG		12,683,933
11,611	Partners Group Holding AG		13,710,169

			41,778,900

	Taiwan - 7.7%
607,290	MediaTek, Inc.		18,967,883
1,371,303	Taiwan Semiconductor Manufacturing Co., Ltd.		28,980,283

			47,948,166

	United Kingdom - 6.2%
295,212	Anglo American plc		9,710,539
155,006	AstraZeneca plc		15,812,339
614,236	Smith & Nephew plc		12,931,992

			38,454,870

	Total Common Stocks (cost $481,054,126)		$615,994,404

Short-Term Investments - 0.0%
	Repurchase Agreements - 0.0%
56,765	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $56,765; collateralized by U.S. Treasury Bond at 3.000%, maturing 05/15/2047, with a market value of $57,971		56,765

	Securities Lending Collateral - 0.0%
84,904	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)		84,904
73,483	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)		73,483

			158,387

	Total Short-Term Investments (cost $215,152)		$215,152

	Total Investments (cost $481,269,278)	99.4%	$616,209,556
	Other Assets and Liabilities	0.6%	3,532,506

	Total Net Assets	100.0%	$619,742,062

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

The Hartford International Growth Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $74,262,251, representing 12.0% of net assets.

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The Hartford International Growth Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$11,150,027	$11,150,027	$—	$—
Canada	34,794,138	34,794,138	—	—
Cayman Islands	458,448	458,448	—	—
China	79,599,059	38,049,006	41,550,053	—
Denmark	12,670,500	—	12,670,500	—
France	65,432,270	—	65,432,270	—
Germany	47,343,994	—	47,343,994	—
Hong Kong	10,500,140	—	10,500,140	—
India	9,460,975	9,460,975	—	—
Ireland	12,783,836	—	12,783,836	—
Italy	34,906,429	1,805,545	33,100,884	—
Japan	37,756,137	—	37,756,137	—
Netherlands	42,060,412	12,404,231	29,656,181	—
Russia	8,084,882	8,084,882	—	—
South Korea	19,212,949	—	19,212,949	—
Spain	34,796,176	—	34,796,176	—
Sweden	26,802,096	—	26,802,096	—
Switzerland	41,778,900	—	41,778,900	—
Taiwan	47,948,166	—	47,948,166	—
United Kingdom	38,454,870	—	38,454,870	—
Short-Term Investments	215,152	158,387	56,765	—

Total	$616,209,556	$116,365,639	$499,843,917	$—

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.

The Hartford International Opportunities Fund

Schedule of Investments
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.0%
	Argentina - 0.5%
12,369	MercadoLibre, Inc.*	$22,010,759
	Australia - 1.7%
2,953,614	Goodman Group REIT	39,746,714
7,940,472	Sydney Airport*	34,503,725

		74,250,439

	Austria - 0.1%
73,559	OMV AG	3,086,670

	Belgium - 1.7%
678,088	KBC Group N.V.*	47,286,136
226,611	UCB S.A.	23,466,080

		70,752,216

	Brazil - 3.4%
2,573,624	Localiza Rent a Car S.A.*	30,047,721
4,323,674	Petroleo Brasileiro S.A. ADR	43,452,924
376,634	StoneCo Ltd. Class A*	27,079,985
1,022,277	XP, Inc. Class A*	44,612,168

		145,192,798

	Canada - 6.3%
435,616	Alimentation Couche-Tard, Inc. Class B	13,285,649
1,433,001	Brookfield Asset Management, Inc. Class A	55,527,038
771,763	Canadian National Railway Co.	78,169,106
33,406	Constellation Software, Inc.	40,695,365
23,259	Shopify, Inc. Class A*	25,552,105
3,207,287	Suncor Energy, Inc.	53,649,164
62,129	Topicus.com, Inc.*(1)(3)	2,307,822

		269,186,249

	Cayman Islands - 0.5%
211,800	Kuaishou Technology Co., Ltd.*	3,173,178
1,198,065	Wuxi Biologics Cayman, Inc.*(2)	16,775,211

		19,948,389

	China - 13.7%
283,400	Alibaba Group Holding Ltd.*	8,993,558
454,952	Alibaba Group Holding Ltd. ADR*	115,480,466
8,423,000	China Longyuan Power Group Corp. Ltd. Class H	12,329,835
382,000	China Tourism Group Duty Free Corp. Ltd. Class A	17,305,354
4,203,284	ENN Energy Holdings Ltd.	64,824,811
510,891	Hangzhou Tigermed Consulting Co., Ltd. Class A	13,205,515
257,100	Hangzhou Tigermed Consulting Co., Ltd. Class H*(2)	5,653,332
2,454,200	Hualan Biological Engineering, Inc. Class A	17,428,239
569,248	Huazhu Group Ltd. ADR	27,608,528
2,754,800	Longfor Properties Co., Ltd.(2)	15,513,572
301,166	Meituan Dianping Class B*	13,886,576
118,000	Microport Cardioflow Medtech Corp.	187,548
196,923	New Oriental Education & Technology Group, Inc. ADR*	32,984,603
2,020,746	Shanghai International Airport Co., Ltd. Class A	24,649,054
264,678	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	18,308,942
195,050	TAL Education Group ADR*	14,995,444
1,769,992	Tencent Holdings Ltd.	157,712,082
687,354	WuXi AppTec Co., Ltd. Class H(2)	16,350,347
633,023	Yifeng Pharmacy Chain Co., Ltd. Class A	9,925,182

		587,342,988

	Denmark - 2.0%
127,258	Ascendis Pharma A/S ADR*	19,107,789
274,790	DSV Panalpina A/S	42,874,183
64,240	Genmab A/S*	25,576,795

		87,558,767

The Hartford International Opportunities Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	France - 9.5%
1,080,249	AXA S.A.	$23,932,209
977,894	BNP Paribas S.A.*	46,895,553
828,542	Edenred	44,876,997
43,792	Hermes International	44,682,568
165,592	L’Oreal S.A.	58,255,275
340,937	Safran S.A.*	42,858,361
531,696	Schneider Electric SE	77,819,368
795,078	Worldline S.A.*(2)	67,207,897

		406,528,228

	Germany - 4.3%
172,460	adidas AG*	54,683,408
258,733	Allianz SE	58,475,990
734,958	Infineon Technologies AG	29,445,033
367,018	Zalando SE*(2)	42,082,637

		184,687,068

	Hong Kong - 1.8%
3,135,232	AIA Group Ltd.	37,800,697
1,404,000	Alibaba Health Information Technology Ltd.*	4,377,074
2,426,161	Techtronic Industries Co., Ltd.	36,242,911

		78,420,682

	India - 1.5%
1,978,871	HDFC Bank Ltd.*	37,763,950
1,137,493	Reliance Industries Ltd.	28,626,028

		66,389,978

	Ireland - 2.5%
736,429	CRH plc	30,394,744
777,365	Experian plc	27,170,933
320,786	Ryanair Holdings plc ADR*	30,497,125
378,479	Smurfit Kappa Group plc	18,225,143

		106,287,945

	Italy - 1.6%
336,890	Ferrari N.V.	70,103,057

	Japan - 14.2%
677,500	Daiichi Sankyo Co., Ltd.	21,809,412
222,720	Daikin Industries Ltd.	47,023,397
366,600	East Japan Railway Co.	24,181,714
83,084	Eisai Co., Ltd.	6,063,757
20,900	Fast Retailing Co., Ltd.	17,964,009
327,900	Hoya Corp.	41,956,074
981,200	Japan Airlines Co., Ltd.*	17,514,238
132,694	Keyence Corp.	71,240,895
3,640	LaSalle Logiport REIT*	5,711,311
500,735	Nexon Co., Ltd.	15,193,995
657,700	Nippon Steel Corp.*	7,597,490
50,900	Nitori Holdings Co., Ltd.	10,101,765
248,300	Oriental Land Co., Ltd.	38,861,778
1,397,470	Recruit Holdings Co., Ltd.	60,786,305
730,000	Sony Corp.	69,870,208
100,525	Sysmex Corp.	11,727,477
400,740	Terumo Corp.	15,575,025
1,267,244	Tokio Marine Holdings, Inc.	62,248,124
102,200	Tokyo Electron Ltd.	38,861,843
590,800	Unicharm Corp.	26,497,042

		610,785,859

	Luxembourg - 1.0%
1,919,956	ArcelorMittal S.A.*	41,823,633

	Netherlands - 2.2%
90,183	Argenx SE ADR*	26,425,423

The Hartford International Opportunities Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
129,011	ASML Holding N.V.	$68,873,008

		95,298,431

	Norway - 0.4%
1,035,445	Equinor ASA	18,556,403

	Peru - 0.3%
71,162	Credicorp Ltd.	10,697,783

	Russia - 0.9%
2,193,800	Sberbank of Russia PJSC ADR	30,015,499
139,916	Yandex N.V. Class A*	8,764,338

		38,779,837

	South Korea - 2.7%
1,572,274	Samsung Electronics Co., Ltd.	114,944,182

	Spain - 3.0%
930,675	Cellnex Telecom S.A.(2)	54,522,459
5,534,197	Iberdrola S.A.	74,931,181

		129,453,640

	Sweden - 2.3%
592,705	EQT AB	18,475,146
3,136,217	Sandvik AB*	78,107,806
12,411	Spotify Technology S.A.*	3,909,465

		100,492,417

	Switzerland - 5.7%
74,702	Lonza Group AG	47,712,129
709,325	Nestle S.A.	79,512,903
30,018	Partners Group Holding AG	35,444,996
22,465	Roche Holding AG	7,752,936
614,316	TE Connectivity Ltd.	73,963,646

		244,386,610

	Taiwan - 3.3%
1,519,348	MediaTek, Inc.	47,454,782
4,475,440	Taiwan Semiconductor Manufacturing Co., Ltd.	94,581,227

		142,036,009

	United Kingdom - 9.6%
2,413,648	Anglo American plc	79,393,194
703,715	AstraZeneca plc	71,786,769
198,297	Berkeley Group Holdings plc	11,340,457
446,044	Diageo plc	17,907,405
1,695,530	Intermediate Capital Group plc	39,326,521
541,010	London Stock Exchange Group plc	64,226,016
992,667	Rio Tinto plc	75,310,795
4,201,560	Segro plc REIT	54,681,089

		413,972,246

	United States - 0.3%
225,208	Royalty Pharma plc Class A	10,587,028

	Total Common Stocks (cost $3,100,240,409)	$4,163,560,311

Exchange-Traded Funds - 0.0%
	Other Investment Pools & Funds - 0.0%
20,416	iShares MSCI ACWI ex U.S. ETF	1,085,927

	Total Exchange-Traded Funds (cost $936,772)	$1,085,927

The Hartford International Opportunities Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	Total Long-Term Investments (cost $3,101,177,181)		$4,164,646,238

Short-Term Investments - 1.8%
	Repurchase Agreements - 1.8%
79,266,689	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $79,266,821; collateralized by U.S. Treasury Bond at 1.000%, maturing 02/15/2048, with a market value of $80,852,147		79,266,689

	Total Short-Term Investments (cost $79,266,689)		$79,266,689

	Total Investments (cost $3,180,443,870)	98.8%	$4,243,912,927
	Other Assets and Liabilities	1.2%	49,832,144

	Total Net Assets	100.0%	$4,293,745,071

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2021, the aggregate fair value of this security was $2,307,822, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $218,105,455, representing 5.1% of net assets.

(3)	Investment valued using significant unobservable inputs

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The Hartford International Opportunities Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$22,010,759	$22,010,759	$—	$—
Australia	74,250,439	—	74,250,439	—
Austria	3,086,670	—	3,086,670	—
Belgium	70,752,216	—	70,752,216	—
Brazil	145,192,798	145,192,798	—	—
Canada	269,186,249	266,878,427	—	2,307,822
Cayman Islands	19,948,389	3,173,178	16,775,211	—
China	587,342,988	191,256,589	396,086,399	—
Denmark	87,558,767	19,107,789	68,450,978	—
France	406,528,228	—	406,528,228	—
Germany	184,687,068	—	184,687,068	—
Hong Kong	78,420,682	—	78,420,682	—
India	66,389,978	—	66,389,978	—
Ireland	106,287,945	48,722,268	57,565,677	—
Italy	70,103,057	—	70,103,057	—
Japan	610,785,859	—	610,785,859	—
Luxembourg	41,823,633	15,502,592	26,321,041	—
Netherlands	95,298,431	26,425,423	68,873,008	—
Norway	18,556,403	—	18,556,403	—
Peru	10,697,783	10,697,783	—	—
Russia	38,779,837	8,764,338	30,015,499	—
South Korea	114,944,182	—	114,944,182	—
Spain	129,453,640	—	129,453,640	—
Sweden	100,492,417	3,909,465	96,582,952	—
Switzerland	244,386,610	73,963,646	170,422,964	—
Taiwan	142,036,009	—	142,036,009	—
United Kingdom	413,972,246	—	413,972,246	—
United States	10,587,028	10,587,028	—	—
Exchange-Traded Funds	1,085,927	1,085,927	—	—
Short-Term Investments	79,266,689	—	79,266,689	—

Total	$4,243,912,927	$847,278,010	$3,394,327,095	$2,307,822

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of the Level 3 assets for the period ended January 31, 2021 is not presented.

The Hartford International Value Fund

Schedule of Investments
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.2%
	Argentina - 0.1%
358,374	YPF S.A. ADR*	$1,308,065

	Australia - 0.7%
1,888,848	OceanaGold Corp.*	3,323,486
3,085,334	Resolute Mining Ltd.*(1)	1,606,219
2,354,111	Western Areas Ltd.	4,191,510

		9,121,215

	Austria - 0.6%
185,117	Erste Group Bank AG*	5,653,319
370,506	Zumtobel Group AG*	3,052,970

		8,706,289

	Belgium - 1.1%
179,096	Ageas S.A.	9,169,172
657,193	AGFA-Gevaert N.V.*	3,043,690
235,477	bpost S.A.*	2,785,892

		14,998,754

	Canada - 2.9%
1,227,989	Advantage Oil & Gas Ltd.*(1)	1,834,181
621,675	ARC Resources Ltd.	2,873,196
420,053	Barrick Gold Corp.	9,381,594
391,240	Cameco Corp.	4,867,745
370,634	Centerra Gold, Inc.	3,840,391
329,959	Eldorado Gold Corp.*	3,698,840
512,887	IAMGOLD Corp.*	1,733,558
737,189	Kinross Gold Corp.	5,145,579
190,872	Tourmaline Oil Corp.	2,719,600
1,760,620	Trican Well Service Ltd.*(1)	2,354,378
781,885	Uranium Participation Corp.*	2,690,357

		41,139,419

	China - 1.6%
10,755,454	361 Degrees International Ltd.	1,774,971
15,465,891	China BlueChemical Ltd. Class H	3,103,124
8,375,506	China Machinery Engineering Corp. Class H	3,793,030
38,587,345	China Reinsurance Group Corp. Class H	4,017,693
9,913,493	Dongfeng Motor Group Co., Ltd. Class H	9,765,180

		22,453,998

	Denmark - 1.1%
4,452	AP Moller - Maersk A/S Class B	9,145,147
352,130	D/S Norden A/S	6,286,970
19,300	Drilling Co.*	528,394

		15,960,511

	Finland - 0.8%
2,373,866	Nokia Oyj*	11,407,822

	France - 12.0%
653,548	AXA S.A.	14,478,928
319,665	BNP Paribas S.A.*	15,329,746
425,733	Cie de Saint-Gobain*	21,163,691
258,572	Criteo S.A. ADR*	4,809,439
4,738	Dassault Aviation S.A.*	4,940,008
975,026	Engie S.A.*	15,131,683
121,223	Imerys S.A.	5,723,997
329,307	Metropole Television S.A.*	5,602,818
302,232	Orange S.A.	3,547,122
252,318	Quadient S.A.	5,508,162
199,219	Renault S.A.*	8,472,489
719,378	Rexel S.A.*	10,946,659
201,736	SCOR SE*	6,134,506
434,290	Societe Generale S.A.*	8,096,466
12,417	Sopra Steria Group*	2,059,898

The Hartford International Value Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
864,303	Television Francaise 1 S.A.*	$7,509,941
564,245	Total SE	23,782,009
107,029	Vicat S.A.	4,604,423

		167,841,985

	Germany - 2.7%
874,897	CECONOMY AG*	5,632,482
281,024	Daimler AG	19,737,458
93,366	Hamburger Hafen und Logistik AG	2,016,816
180,149	Metro AG	2,106,183
311,198	Salzgitter AG*	8,090,914

		37,583,853

	Greece - 0.4%
385,058	Hellenic Telecommunications Organization S.A.	5,597,064

	Hong Kong - 1.6%
1,532,522	CK Asset Holdings Ltd.	7,646,547
1,017,915	Dah Sing Financial Holdings Ltd.	2,880,399
105,647,178	G-Resources Group Ltd.*	585,231
33,640,142	Pacific Basin Shipping Ltd.	5,837,667
5,258,751	PAX Global Technology Ltd.	5,165,199

		22,115,043

	Hungary - 0.3%
3,155,956	Magyar Telekom Telecommunications plc	4,208,314

	India - 0.8%
1,497,357	Canara Bank*	2,702,451
550,895	NTPC Ltd.	669,900
3,799,160	Oil & Natural Gas Corp. Ltd.	4,579,306
1,165,361	Zee Entertainment Enterprises Ltd.	3,500,243

		11,451,900

	Indonesia - 0.3%
5,837,625	Bank Mandiri Persero Tbk PT	2,731,138
19,280,428	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,825,710

		4,556,848

	Ireland - 1.2%
3,769,413	AIB Group plc*	6,724,323
2,682,678	Bank of Ireland Group plc*	9,965,805

		16,690,128

	Italy - 3.0%
629,554	Assicurazioni Generali S.p.A.	10,744,484
2,578,755	BPER Banca*(1)	4,737,507
1,307,874	Eni S.p.A.	13,210,534
1,455,086	Saipem S.p.A.(1)	3,812,714
1,091,104	UniCredit S.p.A.*	9,943,079

		42,448,318

	Japan - 30.8%
195,810	Aeon Delight Co., Ltd.	5,127,727
162,859	Aisan Industry Co., Ltd.	785,885
357,831	Avex, Inc.	4,371,606
33,093	Benesse Holdings, Inc.	638,797
216,747	Canon, Inc.	4,794,769
565,060	Chiyoda Corp.*(1)	1,784,513
119,832	Chubu Steel Plate Co., Ltd.	827,360
1,451,567	Citizen Watch Co., Ltd.	4,413,749
125,138	CMIC Holdings Co., Ltd.	1,756,766
281,684	Cosel Co., Ltd.	3,042,566
556,073	Dai-ichi Life Holdings, Inc.	8,472,767
408,083	DeNA Co., Ltd.	7,618,465
66,780	Eisai Co., Ltd.	4,873,834
62,336	Enplas Corp.	2,746,681
233,520	EPS Holdings, Inc.	2,273,105

The Hartford International Value Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
408,759	Exedy Corp.	$6,119,676
272,484	Fuji Media Holdings, Inc.	3,162,981
31,742	Fujitsu Ltd.	4,843,823
534,206	Funai Electric Co., Ltd.*	2,190,985
78,674	Gendai Agency, Inc.	217,649
1,539,800	Gree, Inc.	8,468,378
1,027,936	Hino Motors Ltd.	8,859,952
264,962	Hisaka Works Ltd.	2,051,289
755,894	Honda Motor Co., Ltd.	19,960,653
374,286	Ichiyoshi Securities Co., Ltd.	1,796,591
1,169,337	Inpex Corp.	6,768,762
1,068,798	Isuzu Motors Ltd.	10,220,748
446,020	Japan Airlines Co., Ltd.*	7,961,374
127,319	Japan Petroleum Exploration Co., Ltd.	2,421,129
172,188	Japan Steel Works Ltd.	4,783,934
956,107	JGC Holdings Corp.	10,832,590
316,160	Kamigumi Co., Ltd.	5,577,383
363,561	Kyoei Steel Ltd.	4,681,311
241,600	Maruichi Steel Tube Ltd.	5,216,136
294,413	Maxell Holdings Ltd.*	3,868,174
31,907	Melco Holdings, Inc.	1,141,151
181,433	Miraial Co., Ltd.	1,891,390
615,531	Mitsubishi Estate Co., Ltd.	9,737,686
143,199	Mitsubishi Heavy Industries Ltd.	4,113,148
1,201,623	Mitsubishi Motors Corp.*	2,731,951
3,486,947	Mitsubishi UFJ Financial Group, Inc.	15,746,277
502,257	Nakayama Steel Works Ltd.	1,732,310
182,453	Neturen Co., Ltd.	839,023
297,948	Nichicon Corp.	4,049,182
551,110	Nikon Corp.	4,392,029
300,415	Nippon Chemi-Con Corp.*	5,538,136
516,095	Nippon Television Holdings, Inc.	5,932,267
1,463,774	Nissan Motor Co., Ltd.*	7,546,792
40,236	Nitto Denko Corp.	3,647,091
556,776	NOK Corp.	7,265,287
1,361,820	Nomura Holdings, Inc.	7,205,454
84,519	OKUMA Corp.	5,074,436
141,722	Pacific Metals Co., Ltd.	2,920,956
2,805,583	Resona Holdings, Inc.	9,739,219
185,391	Sanyo Shokai Ltd.	1,100,954
92,325	Shimamura Co., Ltd.	10,253,501
256,250	Sumitomo Heavy Industries Ltd.	7,130,805
451,936	Sumitomo Mitsui Financial Group, Inc.	14,040,894
303,121	Sumitomo Mitsui Trust Holdings, Inc.	9,068,699
329,339	Sumitomo Riko Co., Ltd.	1,841,630
1,159,435	T&D Holdings, Inc.	13,511,848
275,303	Tachi-S Co., Ltd.	2,808,294
456,146	Takeda Pharmaceutical Co., Ltd.	16,042,475
67,900	Tamron Co., Ltd.	1,323,010
255,366	THK Co., Ltd.	8,114,460
877,641	Tochigi Bank Ltd.	1,425,538
408,101	Tokai Rika Co., Ltd.	6,687,138
71,489	Tokyo Seimitsu Co., Ltd.	3,305,407
1,022,292	Tokyo Steel Manufacturing Co., Ltd.(1)	7,211,097
375,198	Toppan Forms Co., Ltd.	3,868,385
299,890	Toppan Printing Co., Ltd.	4,265,047
75,610	Toshiba Machine Co., Ltd.	1,816,040
427,290	Toyo Engineering Corp.*	1,780,821
420,983	Toyota Boshoku Corp.	6,806,559
328,309	TV Asahi Holdings Corp.	6,330,108
435,466	Unipres Corp.	3,995,610
521,094	Ushio, Inc.	6,739,207
444,256	Xebio Holdings Co., Ltd.	3,710,654
275,391	Yamato Kogyo Co., Ltd.	6,959,733
69,570	Yodogawa Steel Works Ltd.	1,353,205

The Hartford International Value Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
513,149	Z Holdings Corp.	$3,187,850

		429,454,862

	Luxembourg - 0.7%
159,870	RTL Group S.A.*	9,144,532

	Malaysia - 0.4%
5,539,076	CIMB Group Holdings Bhd	5,249,564

	Monaco - 0.3%
183,860	Endeavour Mining Corp.	3,905,093

	Netherlands - 4.7%
839,990	ABN Amro Bank N.V.*(2)	8,772,882
337,357	Fugro N.V.*(1)	3,533,550
1,675,289	ING Groep N.V.*	14,895,597
2,443,541	PostNL N.V.*	10,073,576
1,638,345	Royal Dutch Shell plc Class B	28,553,875

		65,829,480

	Norway - 0.9%
2,787,987	Norsk Hydro ASA	12,312,289

	Russia - 1.6%
1,157,868	Gazprom PJSC ADR	6,436,490
29,774	LUKOIL PJSC ADR	2,107,241
309,892	Sberbank of Russia PJSC ADR	4,239,932
1,272,740	Surgutneftegas PJSC ADR	5,551,334
2,843,196	VEON Ltd.	4,577,545

		22,912,542

	South Africa - 1.5%
472,194	Gold Fields Ltd.	4,427,470
894,142	Harmony Gold Mining Co., Ltd. ADR*	3,978,932
179,447	Impala Platinum Holdings Ltd.	2,423,350
690,150	MTN Group Ltd.	2,847,251
4,814,749	Nampak Ltd.*	642,321
4,904,458	Old Mutual Ltd.	4,189,151
1,536,526	Raubex Group Ltd.	2,570,189

		21,078,664

	South Korea - 3.3%
734,328	DGB Financial Group, Inc.	4,172,200
278,769	Hankook Tire & Technology Co., Ltd.	10,219,526
293,794	KB Financial Group, Inc.	10,607,505
427,444	KT Corp.*	9,122,623
338,538	Shinhan Financial Group Co., Ltd.	9,284,241
649,985	Tongyang Life Insurance Co., Ltd.	2,126,014

		45,532,109

	Spain - 1.3%
4,275,686	CaixaBank S.A.	10,789,667
1,365,819	Prosegur Cia de Seguridad S.A.	3,792,335
5,567,793	Unicaja Banco S.A.*(1)(2)	3,836,520

		18,418,522

	Switzerland - 4.5%
266,166	Adecco Group AG	16,626,145
345,626	GAM Holding AG*	819,624
73,411	Implenia AG	2,053,435
90,740	Julius Baer Group Ltd.	5,490,249
306,437	LafargeHolcim Ltd.*	16,570,794
1,467,371	UBS Group AG	21,150,433

		62,710,680

	Taiwan - 2.8%
4,800,418	Acer, Inc.*	4,622,734
964,646	Catcher Technology Co., Ltd.	6,802,284
8,501,432	Compal Electronics, Inc.	6,502,563
2,867,280	Foxconn Technology Co., Ltd.	7,639,152

The Hartford International Value Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
2,501,165	Hon Hai Precision Industry Co., Ltd.	$9,947,395
10,509,306	Shin Kong Financial Holding Co., Ltd.	3,015,899

		38,530,027

	Thailand - 0.7%
1,369,244	Kasikornbank PCL NVDR	5,781,112
1,030,358	Kasikornbank PCL	4,333,342

		10,114,454

	Turkey - 1.1%
1,422,948	Anadolu Efes Biracilik Ve Malt Sanayii AS	4,814,238
579,874	Coca-Cola Icecek AS*	5,852,430
4,264,620	Turk Telekomunikasyon AS	4,595,094

		15,261,762

	United Kingdom - 10.1%
381,571	Anglo American plc	12,551,184
1,202,546	Babcock International Group plc*	3,823,557
1,346,309	BAE Systems plc	8,494,834
4,959,055	BP plc	18,427,621
708,599	British Land Co. plc REIT	4,333,254
4,332,421	BT Group plc	7,428,680
5,709,861	Centrica plc*	4,034,933
181,421	Go-Ahead Group plc*	2,447,211
1,021,842	Halfords Group plc	3,815,210
3,670,834	Hays plc*	7,025,110
4,150,196	J Sainsbury plc	13,860,444
2,516,163	Kingfisher plc*	9,551,851
478,950	Land Securities Group plc REIT	4,010,147
2,139,776	Marks & Spencer Group plc*	4,132,785
1,023,304	Pagegroup plc*	6,285,883
1,126,437	Provident Financial plc*	3,768,515
1,786,628	SIG plc*	705,313
1,824,165	Standard Chartered plc*	11,037,465
664,873	SThree plc*	2,933,342
1,205,549	WPP plc	12,597,531

		141,264,870

	United States - 0.3%
231,722	Ovintiv, Inc.	3,644,129

	Total Common Stocks (cost $1,315,007,401)	$1,342,953,105

Short-Term Investments - 3.0%
	Repurchase Agreements - 2.5%
35,047,232	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $35,047,290; collateralized by U.S. Treasury Bond at 3.000%, maturing 05/15/2047, with a market value of $35,748,264	35,047,232

	Securities Lending Collateral - 0.5%
3,224,798	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)	3,224,798
2,791,003	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)	2,791,003

		6,015,801

	Total Short-Term Investments (cost $41,063,033)	$41,063,033

The Hartford International Value Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Total Investments (cost $1,356,070,434)	99.2%	$1,384,016,138
Other Assets and Liabilities	0.8%	11,417,054

Total Net Assets	100.0%	$1,395,433,192

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $12,609,402, representing 0.9% of net assets.

(3)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2021

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI EAFE Index Future	262	03/19/2021	$27,713,050	$(863,827)

Total futures contracts				$(863,827)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:

EAFE	Europe, Australasia and Far East

Other Abbreviations:
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

The Hartford International Value Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Argentina	$1,308,065	$1,308,065	$—	$—
Australia	9,121,215	3,323,486	5,797,729	—
Austria	8,706,289	3,052,970	5,653,319	—
Belgium	14,998,754	—	14,998,754	—
Canada	41,139,419	41,139,419	—	—
China	22,453,998	—	22,453,998	—
Denmark	15,960,511	—	15,960,511	—
Finland	11,407,822	—	11,407,822	—
France	167,841,985	22,526,621	145,315,364	—
Germany	37,583,853	9,755,481	27,828,372	—
Greece	5,597,064	—	5,597,064	—
Hong Kong	22,115,043	—	22,115,043	—
Hungary	4,208,314	—	4,208,314	—
India	11,451,900	—	11,451,900	—
Indonesia	4,556,848	—	4,556,848	—
Ireland	16,690,128	6,724,323	9,965,805	—
Italy	42,448,318	—	42,448,318	—
Japan	429,454,862	—	429,454,862	—
Luxembourg	9,144,532	—	9,144,532	—
Malaysia	5,249,564	—	5,249,564	—
Monaco	3,905,093	3,905,093	—	—
Netherlands	65,829,480	—	65,829,480	—
Norway	12,312,289	—	12,312,289	—
Russia	22,912,542	4,577,545	18,334,997	—
South Africa	21,078,664	6,549,121	14,529,543	—
South Korea	45,532,109	—	45,532,109	—
Spain	18,418,522	3,792,335	14,626,187	—
Switzerland	62,710,680	—	62,710,680	—
Taiwan	38,530,027	—	38,530,027	—
Thailand	10,114,454	—	10,114,454	—
Turkey	15,261,762	5,852,430	9,409,332	—
United Kingdom	141,264,870	9,195,763	132,069,107	—
United States	3,644,129	3,644,129	—	—
Short-Term Investments	41,063,033	6,015,801	35,047,232	—

Total	$1,384,016,138	$131,362,582	$1,252,653,556	$—

Liabilities
Futures Contracts(2)	$(863,827)	$(863,827)	$—	$—

Total	$(863,827)	$(863,827)	$—	$—

(1) For the period ended January 31, 2021, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation)         on the investments.

The Hartford MidCap Fund

Schedule of Investments
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.9%
	Banks - 4.8%
1,235,131	Cullen/Frost Bankers, Inc.	$113,928,483
226,105	First Citizens BancShares, Inc. Class A	134,756,319
988,668	First Republic Bank	143,346,973
1,008,540	M&T Bank Corp.	133,601,294
1,734,437	Prosperity Bancshares, Inc.	116,970,431
1,153,352	South State Corp.	80,434,769

		723,038,269

	Capital Goods - 8.4%
448,386	Axon Enterprise, Inc.*	73,607,046
569,341	Fastenal Co.	25,956,256
1,080,282	Graco, Inc.	74,474,641
528,742	HEICO Corp. Class A	56,210,562
1,176,365	IDEX Corp.	219,027,399
7,257,266	Ingersoll Rand, Inc.*	303,644,009
728,177	Lennox International, Inc.	200,605,482
1,386,473	Lincoln Electric Holdings, Inc.	158,751,158
352,180	Middleby Corp.*	47,797,870
433,648	Watsco, Inc.	103,420,712

		1,263,495,135

	Commercial & Professional Services - 3.7%
6,103,812	GFL Environmental, Inc.(1)	172,676,842
3,190,544	IAA, Inc.*	182,307,684
10,795,051	KAR Auction Services, Inc.(2)	199,276,641

		554,261,167

	Consumer Durables & Apparel - 5.7%
1,353,451	Carter’s, Inc.	119,157,826
56,524	NVR, Inc.*	251,332,835
2,141,124	PVH Corp.	182,552,232
7,003,182	Under Armour, Inc. Class C*	104,837,635
3,045,358	YETI Holdings, Inc.*	200,445,464

		858,325,992

	Consumer Services - 1.7%
1,883,119	Choice Hotels International, Inc.	189,517,096
989,340	Hyatt Hotels Corp. Class A	64,960,065

		254,477,161

	Diversified Financials - 1.7%
483,357	Credit Acceptance Corp.*(1)	186,464,630
854,152	Hamilton Lane, Inc. Class A	64,377,436

		250,842,066

	Energy - 0.2%
1,255,183	Cabot Oil & Gas Corp.	23,007,504

	Food & Staples Retailing - 0.9%
2,869,651	Performance Food Group Co.*	134,529,239

	Food, Beverage & Tobacco - 1.2%
2,410,168	Lamb Weston Holdings, Inc.	180,039,550

	Health Care Equipment & Services - 10.0%
725,277	Amedisys, Inc.*	208,379,335
2,955,859	Encompass Health Corp.	237,651,064
2,425,792	Hill-Rom Holdings, Inc.	232,973,064
3,466,905	Integra LifeSciences Holdings Corp.*	228,954,406
808,815	LHC Group, Inc.*	161,132,124
689,822	Molina Healthcare, Inc.*	147,352,877
2,222,844	NuVasive, Inc.*	119,455,636
446,017	Teleflex, Inc.	168,429,400

		1,504,327,906

	Insurance - 4.1%
118,525	Alleghany Corp.	67,185,896

The Hartford MidCap Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
301,255	Erie Indemnity Co. Class A	$73,235,090
2,611,410	Fidelity National Financial, Inc.	94,794,183
462,033	Globe Life, Inc.	41,763,163
169,789	Markel Corp.*	164,607,040
104,139	White Mountains Insurance Group Ltd.	106,221,780
1,173,090	WR Berkley Corp.	72,895,813

		620,702,965

	Materials - 1.9%
7,535,563	Element Solutions, Inc.	128,330,638
513,922	Packaging Corp. of America	69,101,952
2,370,814	Silgan Holdings, Inc.	86,368,754

		283,801,344

	Media & Entertainment - 3.1%
96,448	Cable One, Inc.	192,896,000
3,749,219	Cargurus, Inc.*	109,664,656
16,110,438	Zynga, Inc. Class A*	159,654,440

		462,215,096

	Pharmaceuticals, Biotechnology & Life Sciences - 9.3%
787,764	Allakos, Inc.*	105,032,574
2,494,015	Apellis Pharmaceuticals, Inc.*	110,410,044
1,355,932	Arena Pharmaceuticals, Inc.*	100,664,392
2,659,400	ChemoCentryx, Inc.*	151,612,394
3,252,763	Iovance Biotherapeutics, Inc.*	142,601,130
664,824	Kodiak Sciences, Inc.*	83,973,920
1,518,376	PRA Health Sciences, Inc.*	187,124,658
3,397,378	PTC Therapeutics, Inc.*	196,436,396
1,283,571	Reata Pharmaceuticals, Inc. Class A*	132,965,120
2,006,134	Sage Therapeutics, Inc.*	161,794,707
411,969	Syneos Health, Inc.*	30,629,895

		1,403,245,230

	Real Estate - 5.9%
2,260,825	Douglas Emmett, Inc. REIT	62,647,461
2,542,257	Equity Commonwealth REIT	72,479,747
2,176,629	Life Storage, Inc. REIT	177,569,394
370,586	PS Business Parks, Inc. REIT	50,444,166
2,237,875	Redfin Corp.*	159,359,079
3,261,640	Rexford Industrial Realty, Inc. REIT	159,624,662
6,366,121	STORE Capital Corp. REIT	197,477,073

		879,601,582

	Retailing - 2.9%
1,150,733	CarMax, Inc.*	135,533,333
1,504,905	Etsy, Inc.*	299,611,536

		435,144,869

	Semiconductors & Semiconductor Equipment - 4.6%
2,590,539	First Solar, Inc.*	256,851,942
1,585,543	MKS Instruments, Inc.	250,626,782
1,398,167	Silicon Laboratories, Inc.*	183,397,565

		690,876,289

	Software & Services - 11.6%
871,018	Aspen Technology, Inc.*	116,629,310
818,002	Black Knight, Inc.*	66,822,583
620,590	Blackbaud, Inc.	41,263,029
7,396,083	Genpact Ltd.	283,122,057
1,436,802	Guidewire Software, Inc.*	164,858,662
1,557,025	LiveRamp Holdings, Inc.*	117,882,363
1,399,383	Q2 Holdings, Inc.*	179,107,030
1,603,649	Science Applications International Corp.	153,998,414
1,487,597	Shift4 Payments, Inc. Class A*	96,708,681
7,567,796	Teradata Corp.*(2)	203,573,712

The Hartford MidCap Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
1,694,599	WEX, Inc.*		$319,601,372

			1,743,567,213

	Technology Hardware & Equipment - 13.3%
1,290,510	CDW Corp.		169,908,547
1,518,001	Coherent, Inc.*(2)		304,875,321
16,371,160	CommScope Holding Co., Inc.*(2)		240,492,340
1,612,093	F5 Networks, Inc.*		315,889,623
13,704,310	Flex Ltd.*		241,744,028
4,319,854	II-VI, Inc.*(1)		363,170,126
2,614,283	Lumentum Holdings, Inc.*		245,219,746
2,768,345	National Instruments Corp.		114,609,483

			1,995,909,214

	Transportation - 2.2%
303,376	AMERCO		140,293,197
4,716,232	Knight-Swift Transportation Holdings, Inc.		188,649,280

			328,942,477

	Utilities - 2.7%
1,553,272	Black Hills Corp.		91,829,441
2,503,344	NiSource, Inc.		55,449,070
788,922	Pinnacle West Capital Corp.		59,366,380
5,695,569	UGI Corp.		204,983,528

			411,628,419

	Total Common Stocks (cost $10,932,985,517)		$15,001,978,687

Short-Term Investments - 1.2%
	Repurchase Agreements - 0.2%
22,691,338	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $22,691,376; collateralized by U.S. Treasury Bond at 2.500%, maturing 01/15/2029, with a market value of $23,145,262		22,691,338

	Securities Lending Collateral - 1.0%
81,760,750	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)		81,760,750
70,762,393	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)		70,762,393

			152,523,143

	Total Short-Term Investments (cost $175,214,481)		$175,214,481

	Total Investments (cost $11,108,199,998)	101.1%	$15,177,193,168
	Other Assets and Liabilities	(1.1)%	(160,348,803)

	Total Net Assets	100.0%	$15,016,844,365

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

The Hartford MidCap Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer.
(3)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

The Hartford MidCap Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Banks	$723,038,269	$723,038,269	$—	$—
Capital Goods	1,263,495,135	1,263,495,135	—	—
Commercial & Professional Services	554,261,167	554,261,167	—	—
Consumer Durables & Apparel	858,325,992	858,325,992	—	—
Consumer Services	254,477,161	254,477,161	—	—
Diversified Financials	250,842,066	250,842,066	—	—
Energy	23,007,504	23,007,504	—	—
Food & Staples Retailing	134,529,239	134,529,239	—	—
Food, Beverage & Tobacco	180,039,550	180,039,550	—	—
Health Care Equipment & Services	1,504,327,906	1,504,327,906	—	—
Insurance	620,702,965	620,702,965	—	—
Materials	283,801,344	283,801,344	—	—
Media & Entertainment	462,215,096	462,215,096	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,403,245,230	1,403,245,230	—	—
Real Estate	879,601,582	879,601,582	—	—
Retailing	435,144,869	435,144,869	—	—
Semiconductors & Semiconductor Equipment	690,876,289	690,876,289	—	—
Software & Services	1,743,567,213	1,743,567,213	—	—
Technology Hardware & Equipment	1,995,909,214	1,995,909,214	—	—
Transportation	328,942,477	328,942,477	—	—
Utilities	411,628,419	411,628,419	—	—
Short-Term Investments	175,214,481	152,523,143	22,691,338	—

Total	$15,177,193,168	$15,154,501,830	$22,691,338	$—

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.

The Hartford MidCap Value Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.4%
	Automobiles & Components - 2.1%
235,197	Gentex Corp.	$7,773,261
103,833	Magna International, Inc.	7,294,268

		15,067,529

	Banks - 8.5%
66,515	M&T Bank Corp.	8,811,242
507,636	MGIC Investment Corp.	5,949,494
127,369	South State Corp.	8,882,714
402,164	Sterling Bancorp	7,423,947
279,636	Synovus Financial Corp.	10,402,459
139,847	Western Alliance Bancorp	9,534,769
239,235	Zions Bancorp NA	10,559,833

		61,564,458

	Capital Goods - 14.2%
273,428	Colfax Corp.*	10,149,647
65,778	Fortune Brands Home & Security, Inc.	5,673,353
258,550	Ingersoll Rand, Inc.*	10,817,732
242,540	JELD-WEN Holding, Inc.*	6,303,615
60,808	John Bean Technologies Corp.	7,046,431
261,742	Johnson Controls International plc	13,039,987
54,557	L3Harris Technologies, Inc.	9,357,071
61,245	Middleby Corp.*	8,312,171
246,937	Rexnord Corp.	9,349,035
140,363	SPX FLOW, Inc.*	7,435,028
194,725	Westinghouse Air Brake Technologies Corp.	14,450,542

		101,934,612

	Commercial & Professional Services - 1.9%
176,213	Clean Harbors, Inc.*	13,649,459

	Consumer Durables & Apparel - 6.1%
98,380	Carter’s, Inc.	8,661,375
95,281	Columbia Sportswear Co.	8,333,276
121,582	Leggett & Platt, Inc.	4,984,862
145,998	Lennar Corp. Class A	12,139,734
293,321	Steven Madden Ltd.	9,855,586

		43,974,833

	Consumer Services - 1.5%
185,565	Wyndham Hotels & Resorts, Inc.	10,794,316

	Diversified Financials - 2.9%
517,194	SLM Corp.	7,178,653
243,627	Voya Financial, Inc.	13,511,553

		20,690,206

	Energy - 2.1%
240,307	Delek U.S. Holdings, Inc.	4,508,159
187,855	Diamondback Energy, Inc.	10,649,500

		15,157,659

	Food & Staples Retailing - 1.6%
383,690	U.S. Foods Holding Corp.*	11,890,553

	Food, Beverage & Tobacco - 1.9%
258,273	Keurig Dr Pepper, Inc.	8,213,081
60,476	Post Holdings, Inc.*	5,736,149

		13,949,230

	Health Care Equipment & Services - 10.6%
106,101	Acadia Healthcare Co., Inc.*	5,377,199
235,263	Centene Corp.*	14,186,359
190,782	Dentsply Sirona, Inc.	10,204,929
162,953	Encompass Health Corp.	13,101,421
75,093	Hill-Rom Holdings, Inc.	7,211,932
68,834	Hologic, Inc.*	5,488,135

The Hartford MidCap Value Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
152,883	Integra LifeSciences Holdings Corp.*	$10,096,393
70,090	Zimmer Biomet Holdings, Inc.	10,770,730

		76,437,098

	Insurance - 8.4%
13,165	Alleghany Corp.	7,462,580
91,126	Arthur J Gallagher & Co.	10,516,852
72,465	Assurant, Inc.	9,816,833
385,965	CNO Financial Group, Inc.	8,186,318
92,932	Hanover Insurance Group, Inc.	10,452,062
132,485	Kemper Corp.	9,320,320
471,566	Lancashire Holdings Ltd.	4,388,064

		60,143,029

	Materials - 7.0%
163,400	Buzzi Unicem S.p.A.	4,020,198
119,707	Celanese Corp.	14,622,210
135,318	Crown Holdings, Inc.*	12,198,918
73,686	FMC Corp.	7,979,457
97,014	Reliance Steel & Aluminum Co.	11,261,385

		50,082,168

	Media & Entertainment - 2.1%
55,615	Electronic Arts, Inc.	7,964,068
436,151	TEGNA, Inc.	6,991,501

		14,955,569

	Pharmaceuticals, Biotechnology & Life Sciences - 1.3%
127,077	Syneos Health, Inc.*	9,448,175

	Real Estate - 7.5%
176,337	American Campus Communities, Inc. REIT	7,258,031
226,640	Americold Realty Trust REIT	7,912,002
143,636	First Industrial Realty Trust, Inc. REIT	5,837,367
326,298	Gaming and Leisure Properties, Inc. REIT	13,420,637
205,922	Highwoods Properties, Inc. REIT	7,720,016
327,520	Host Hotels & Resorts, Inc. REIT	4,437,896
86,904	Life Storage, Inc. REIT	7,089,628

		53,675,577

	Retailing - 3.3%
87,575	CarMax, Inc.*	10,314,584
94,334	Dollar Tree, Inc.*	9,589,994
32,580	Ross Stores, Inc.	3,625,828

		23,530,406

	Semiconductors & Semiconductor Equipment - 1.4%
64,330	MKS Instruments, Inc.	10,168,643

	Software & Services - 2.9%
128,474	Amdocs Ltd.	9,072,834
113,159	Leidos Holdings, Inc.	12,001,643

		21,074,477

	Technology Hardware & Equipment - 7.4%
140,389	Ciena Corp.*	7,495,369
25,096	Coherent, Inc.*	5,040,281
62,174	F5 Networks, Inc.*	12,182,995
173,310	Lumentum Holdings, Inc.*	16,256,478
36,478	Rogers Corp.*	5,693,121
116,444	Western Digital Corp.	6,570,935

		53,239,179

	Utilities - 4.7%
173,822	Alliant Energy Corp.	8,456,441
153,630	Evergy, Inc.	8,254,540
135,083	Portland General Electric Co.	5,712,660

The Hartford MidCap Value Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
92,703	Sempra Energy		$11,472,923

			33,896,564

	Total Common Stocks (cost $577,203,208)		$715,323,740

Short-Term Investments - 0.5%
	Repurchase Agreements - 0.5%
3,752,318	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $3,752,324; collateralized by U.S. Treasury Note at 2.625%, maturing 02/15/2029, with a market value of $3,827,454		3,752,318

	Total Short-Term Investments (cost $3,752,318)		$3,752,318

	Total Investments (cost $580,955,526)	99.9%	$719,076,058
	Other Assets and Liabilities	0.1%	960,854

	Total Net Assets	100.0%	$720,036,912

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

The Hartford MidCap Value Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$15,067,529	$15,067,529	$—	$—
Banks	61,564,458	61,564,458	—	—
Capital Goods	101,934,612	101,934,612	—	—
Commercial & Professional Services	13,649,459	13,649,459	—	—
Consumer Durables & Apparel	43,974,833	43,974,833	—	—
Consumer Services	10,794,316	10,794,316	—	—
Diversified Financials	20,690,206	20,690,206	—	—
Energy	15,157,659	15,157,659	—	—
Food & Staples Retailing	11,890,553	11,890,553	—	—
Food, Beverage & Tobacco	13,949,230	13,949,230	—	—
Health Care Equipment & Services	76,437,098	76,437,098	—	—
Insurance	60,143,029	55,754,965	4,388,064	—
Materials	50,082,168	46,061,970	4,020,198	—
Media & Entertainment	14,955,569	14,955,569	—	—
Pharmaceuticals, Biotechnology & Life Sciences	9,448,175	9,448,175	—	—
Real Estate	53,675,577	53,675,577	—	—
Retailing	23,530,406	23,530,406	—	—
Semiconductors & Semiconductor Equipment	10,168,643	10,168,643	—	—
Software & Services	21,074,477	21,074,477	—	—
Technology Hardware & Equipment	53,239,179	53,239,179	—	—
Utilities	33,896,564	33,896,564	—	—
Short-Term Investments	3,752,318	—	3,752,318	—

Total	$719,076,058	$706,915,478	$12,160,580	$—

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.

Hartford Moderate Allocation Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 99.8%
	Domestic Equity Funds - 43.0%
1,392,380	Hartford Core Equity Fund, Class F		$56,516,706
732,046	Hartford Multifactor US Equity ETF		25,731,417
1,094,071	Hartford Small Cap Value Fund, Class F		11,969,133
1,671,923	The Hartford Equity Income Fund, Class F		32,468,748
297,968	The Hartford Growth Opportunities Fund, Class F		17,708,265
400,076	The Hartford MidCap Fund, Class F		14,174,706
470,821	The Hartford Small Company Fund, Class F		15,155,713

	Total Domestic Equity Funds (cost $136,474,785)		$173,724,688

	International/Global Equity Funds - 19.3%
996,329	Hartford Multifactor Developed Markets (ex-US) ETF		28,096,478
369,524	Hartford Schroders Emerging Markets Equity Fund, Class F		7,789,557
1,065,979	Hartford Schroders International Multi-Cap Value Fund, Class F		9,934,922
592,346	The Hartford International Growth Fund, Class F		10,703,693
1,104,812	The Hartford International Opportunities Fund, Class F		21,245,537

	Total International/Global Equity Funds (cost $71,905,824)		$77,770,187

	Taxable Fixed Income Funds - 37.5%
1,472,033	Hartford Core Bond ETF		61,345,503
496,261	Hartford Short Duration ETF		20,460,841
1,000,026	The Hartford Inflation Plus Fund, Class F		11,490,299
2,033,518	The Hartford Strategic Income Fund, Class F		18,993,056
3,659,355	The Hartford World Bond Fund, Class F		39,228,289

	Total Taxable Fixed Income Funds (cost $148,747,765)		$151,517,988

	Total Affiliated Investment Companies (cost $357,128,374)		$403,012,863

Short-Term Investments - 0.2%
	Other Investment Pools & Funds - 0.2%
778,694	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.03%(1)		778,694

	Total Short-Term Investments (cost $778,694)		$778,694

	Total Investments (cost $357,907,068)	100.0%	$403,791,557
	Other Assets and Liabilities	0.0%	(90,739)

	Total Net Assets	100.0%	$403,700,818

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange-Traded Fund

Hartford Moderate Allocation Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Affiliated Investment Companies	$403,012,863	$403,012,863	$—	$—
Short-Term Investments	778,694	778,694	—	—

Total	$403,791,557	$403,791,557	$—	$—

(1) For the period ended January 31, 2021, there were no transfers in and out of Level 3.

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 35.2%
	Automobiles & Components - 0.6%
624,700	SAIC Motor Corp. Ltd. Class A	$2,113,363
355	Tesla, Inc.*	281,703
15,761	Tofas Turk Otomobil Fabrikasi AS	77,620
14,811	Volkswagen AG	2,800,027

		5,272,713

	Banks - 0.6%
558,000	Agricultural Bank of China Ltd. Class H	201,204
672,000	Bank of China Ltd. Class H	227,461
460,822	Bank of Communications Co., Ltd. Class H	249,181
32,028	Bank of Nova Scotia	1,706,772
574,000	China CITIC Bank Corp. Ltd. Class H	254,271
735,739	China Minsheng Banking Corp. Ltd. Class H	420,675
15,064	PNC Financial Services Group, Inc.	2,161,985
264,900	Thanachart Capital PCL	285,434

		5,506,983

	Capital Goods - 5.5%
61,419	Alstom S.A.*	3,330,112
29,230	American Woodmark Corp.*	2,528,687
47,072	Assa Abloy AB Class B	1,164,174
166,494	BAE Systems plc	1,050,531
66,294	Builders FirstSource, Inc.*	2,535,746
59,919	Cie de Saint-Gobain*	2,978,644
46,000	CK Hutchison Holdings Ltd.	317,447
15,706	Fortive Corp.	1,037,852
30,114	Fortune Brands Home & Security, Inc.	2,597,333
12,400	ITOCHU Corp.	355,123
95,330	JELD-WEN Holding, Inc.*	2,477,627
8,990	Lennox International, Inc.	2,476,655
4,588	Lockheed Martin Corp.	1,476,510
58,769	Marubeni Corp.	390,479
25,480	Masonite International Corp.*	2,535,260
55,965	Mitsui & Co., Ltd.	1,038,407
46,849	Nexans S.A.*	3,484,387
27,984	OC Oerlikon Corp. AG	287,613
8,871	Otis Worldwide Corp.	573,510
32,750	Owens Corning	2,541,400
17,744	Raytheon Technologies Corp.	1,184,057
5,804	Rockwool International A/S Class B	2,189,569
18,621	Schneider Electric SE	2,725,382
62,920	Signify N.V.*(1)	3,002,294
13,118	Vestas Wind Systems A/S	2,816,667
23,192	Vinci S.A.	2,150,551
242,000	Xinyi Glass Holdings Ltd.	585,392

		49,831,409

	Commercial & Professional Services - 0.4%
100,600	Bureau Veritas S.A.*	2,639,717
26,230	Experian plc	916,807

		3,556,524

	Consumer Durables & Apparel - 4.6%
161,000	ANTA Sports Products Ltd.	2,651,434
14,280	Cavco Industries, Inc.*	2,694,065
51,770	Century Communities, Inc.*	2,430,084
33,317	D.R. Horton, Inc.	2,558,746
224,200	Gree Electric Appliances, Inc. of Zhuhai Class A	1,945,378
771,200	Haier Smart Home Co., Ltd. Class H*	3,192,922
24,230	Installed Building Products, Inc.*	2,542,454
59,663	KB Home	2,484,367
29,843	Lennar Corp. Class A	2,481,445
357,000	Li Ning Co., Ltd.	2,224,040
15,326	NIKE, Inc. Class B	2,047,400

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
565	NVR, Inc.*	$2,512,261
1,169	Pandora A/S	112,489
53,568	PulteGroup, Inc.	2,330,208
102,100	Shenzhou International Group Holdings Ltd.	1,991,103
47,537	Toll Brothers, Inc.	2,429,141
12,935	TopBuild Corp.*	2,586,353
120,973	TRI Pointe Group, Inc.*	2,443,655

		41,657,545

	Consumer Services - 0.6%
109,497	Compass Group plc*	1,955,920
12,993	McDonald’s Corp.	2,700,465
8,800	McDonald’s Holdings Co. Japan Ltd.	429,129
1,956	Service Corp. International	98,641

		5,184,155

	Diversified Financials - 0.5%
11,132	AGNC Investment Corp. REIT	173,659
32,635	Annaly Capital Management, Inc. REIT	264,996
51,920	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	3,071,068
13,119	Invesco Ltd.	270,121
17,918	OneMain Holdings, Inc.	834,262

		4,614,106

	Energy - 0.3%
954,000	China Petroleum & Chemical Corp. Class H	451,797
433,301	China Shenhua Energy Co., Ltd. Class H	800,386
39,495	Total SE	1,664,650

		2,916,833

	Food & Staples Retailing - 0.3%
39,444	Koninklijke Ahold Delhaize N.V.	1,132,221
13,302	Kroger Co.	458,919
33,400	Seven & i Holdings Co., Ltd.	1,275,480

		2,866,620

	Food, Beverage & Tobacco - 2.4%
30,116	Altria Group, Inc.	1,237,165
1,255	British American Tobacco plc	45,604
369,000	China Mengniu Dairy Co., Ltd.*	2,194,425
32,737	Coca-Cola Co.	1,576,287
60,881	Diageo plc	2,444,200
22,031	Heineken N.V.	2,297,667
33,095	Imperial Brands plc	664,270
310,340	Inner Mongolia Yili Industrial Group Co., Ltd. Class A	2,117,753
3,206	JM Smucker Co.	373,210
10,789	Kraft Heinz Co.	361,539
1,571	KT&G Corp.	112,400
7,182	Kweichow Moutai Co., Ltd. Class A	2,347,167
15,970	Nestle S.A.	1,790,182
11,855	PepsiCo., Inc.	1,619,037
2,794	Philip Morris International, Inc.	222,542
99,500	Thai Union Group PCL Class F	45,877
111,500	WH Group Ltd.(1)	90,354
54,175	Wuliangye Yibin Co., Ltd. Class A	2,433,453

		21,973,132

	Health Care Equipment & Services - 1.6%
24,143	Baxter International, Inc.	1,854,907
6,062	CVS Health Corp.	434,342
73,100	Hartalega Holdings Bhd	231,968
42,890	Koninklijke Philips N.V.*	2,337,896
166,600	Kossan Rubber Industries	182,953
20,583	Medtronic plc	2,291,505
34,230	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	2,367,840
9,080	Sysmex Corp.	1,059,294
11,153	Telefonica Celular del Paraguay S.A.	599,251

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
157,400	Top Glove Corp. Bhd	$261,811
8,742	UnitedHealth Group, Inc.	2,916,156

		14,537,923

	Household & Personal Products - 0.8%
27,421	Colgate-Palmolive Co.	2,138,838
1,991	Nu Skin Enterprises, Inc. Class A	115,219
17,828	Procter & Gamble Co.	2,285,728
26,740	Reckitt Benckiser Group plc	2,266,974
1,795	Spectrum Brands Holdings, Inc.	135,648

		6,942,407

	Insurance - 1.0%
222,751	AIA Group Ltd.	2,685,652
61,756	AXA S.A.	1,368,164
13,252	Chubb Ltd.	1,930,419
8,389	Fidelity National Financial, Inc.	304,521
106,116	Japan Post Holdings Co., Ltd.*	843,894
171,500	Ping An Insurance Group Co., of China Ltd. Class H	2,019,889

		9,152,539

	Materials - 1.3%
217,760	Anhui Conch Cement Co., Ltd. Class A	1,694,115
47,000	Asia Cement Corp.	67,081
4,671	Dow, Inc.	242,425
1,116,495	Elkem ASA(1)	3,391,918
37,872	Evraz plc	258,946
47,749	Fortescue Metals Group Ltd.	786,508
285,600	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	259,133
7,433	LafargeHolcim Ltd.*	401,945
8,759	Linde plc	2,149,459
65,260	Louisiana-Pacific Corp.	2,480,533
1,662	Rio Tinto Ltd.	139,108

		11,871,171

	Media & Entertainment - 0.7%
3,400	Capcom Co., Ltd.	213,314
54,723	Eutelsat Communications S.A.	651,690
16,662	Interpublic Group of Cos., Inc.	401,054
28,845	Lions Gate Entertainment Corp. Class B*	356,524
39,459	News Corp. Class A	765,505
14,100	Nexon Co., Ltd.	427,842
1,000	Nintendo Co., Ltd.	575,635
25,700	Tencent Holdings Ltd.	2,289,954
2,449	Zillow Group, Inc. Class C*	319,497

		6,001,015

	Pharmaceuticals, Biotechnology & Life Sciences - 2.2%
6,890	AbbVie, Inc.	706,087
25,617	AstraZeneca plc ADR	1,296,220
1,789	Avantor, Inc.*	52,758
13,753	Bristol-Myers Squibb Co.	844,847
1,403,520	CSPC Pharmaceutical Group Ltd.	1,426,815
19,869	Gilead Sciences, Inc.	1,303,406
22,583	Johnson & Johnson	3,683,965
25,639	Merck & Co., Inc.	1,975,998
3,969	Moderna, Inc.*	687,272
35,862	Novartis AG	3,247,128
12,333	Orion Oyj Class B	565,857
1,004	Perrigo Co. plc	42,871
52,672	Pfizer, Inc.	1,890,925
6,374	Roche Holding AG	2,199,742
1,712	Sanofi	161,011
268	Seegene, Inc.	39,099

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
1,388	Viatris, Inc.*	$23,582

		20,147,583

	Real Estate - 2.5%
78,586	Aldar Properties PJSC	74,702
27,047	American Tower Corp. REIT	6,149,406
297,088	Barwa Real Estate Co.	269,299
115,784	Douglas Emmett, Inc. REIT	3,208,374
80,781	Equity LifeStyle Properties, Inc. REIT	4,914,716
102,148	Henderson Land Development Co., Ltd.	417,783
32,800	Hongkong Land Holdings Ltd.	151,218
117,500	Kerry Properties Ltd.	304,106
29,061	Public Storage REIT	6,614,865
1,633	STORE Capital Corp. REIT	50,656

		22,155,125

	Retailing - 1.6%
46,600	Alibaba Group Holding Ltd.*	1,478,828
2,006,600	Allstar Co.(2)(3)	2,488,184
9,205	Home Depot, Inc	2,492,898
13,270	K’s Holdings Corp.	179,435
1,076	L Brands, Inc.	43,858
14,970	Lowe’s Cos., Inc.	2,497,744
51,600	Meituan Dianping Class B*	2,379,244
17,427	Qurate Retail, Inc.	219,580
700	Shimamura Co., Ltd.	77,741
20,698	TJX Cos., Inc.	1,325,500
13,296	Tory Burch LLC*(2)(3)(4)	726,227

		13,909,239

	Semiconductors & Semiconductor Equipment - 0.7%
23,980	First Solar, Inc.*	2,377,617
1,895	Intel Corp.	105,191
62,650	Radiant Opto-Electronics Corp.	256,653
73,249	STMicroelectronics N.V.	2,935,132
151,468	United Microelectronics Corp.	271,395

		5,945,988

	Software & Services - 1.7%
8,134	Accenture plc Class A	1,967,777
401	Alliance Data Systems Corp.	27,128
10,342	Amdocs Ltd.	730,352
7,530	Automatic Data Processing, Inc.	1,243,354
6,558	Booz Allen Hamilton Holding Corp.	558,545
13,277	Capgemini SE	1,918,671
852	CGI, Inc.*	68,293
4,505	Cognizant Technology Solutions Corp. Class A	351,165
259	Constellation Software, Inc.	315,515
6,780	Dropbox, Inc. Class A*	153,431
2,400	Fujitsu Ltd.	366,240
301	Gartner, Inc.*	45,725
9,747	International Business Machines Corp.	1,160,965
13,307	Microsoft Corp.	3,086,692
14,299	Nortonlifelock, Inc.	301,280
16,964	Oracle Corp.	1,025,134
909	Science Applications International Corp.	87,291
4,717	SS&C Technologies Holdings, Inc.	296,605
481	Topicus.com, Inc.*(2)(4)	17,867
6,047	Visa, Inc. Class A	1,168,583
17,453	Western Union Co.	388,678
1,500	Zscaler, Inc.*	299,550

		15,578,841

	Technology Hardware & Equipment - 0.3%
78,000	Asustek Computer, Inc.	797,051
4,881	Dell Technologies, Inc.*	355,776

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
2,601	Logitech International S.A.	$270,136
126,000	Pegatron Corp.	352,579
55,500	VTech Holdings Ltd.	443,684

		2,219,226

	Telecommunication Services - 0.7%
40,999	AT&T, Inc.	1,173,801
64,900	KDDI Corp.	1,907,588
2,183	KT Corp.*	46,590
11,403	Liberty Global plc Class A*	275,269
61,002	Lumen Technologies, Inc.	755,205
49,507	Mobile TeleSystems PJSC ADR	445,563
20,535	Proximus S.A.	432,738
2,983	Telephone & Data Systems, Inc.	55,931
1,452	United States Cellular Corp.*	45,273
19,629	Verizon Communications, Inc.	1,074,688

		6,212,646

	Transportation - 0.8%
23,382	Canadian National Railway Co.	2,368,279
527,200	Daqin Railway Co., Ltd. Class A	519,105
1,690	Ryder System, Inc.	105,777
3,600	SG Holdings Co., Ltd.	92,278
173,655	Shanghai International Airport Co., Ltd. Class A	2,118,243
64,000	SITC International Holdings Co., Ltd.	146,713
10,008	United Parcel Service, Inc. Class B	1,551,240
7,400	Yamato Holdings Co., Ltd.	183,600

		7,085,235

	Utilities - 3.5%
2,537,000	China Longyuan Power Group Corp. Ltd. Class H	3,713,735
39,510	Edison International	2,297,902
120,709	EDP Renovaveis S.A.	3,305,735
196,139	Electricite de France S.A.*	2,438,901
16,678	Enagas S.A.	367,426
115,875	Encavis AG(5)	3,154,025
274,527	Enel S.p.A.	2,722,755
187,493	Engie S.A.*	2,909,753
165,100	ENN Energy Holdings Ltd.	2,546,241
2,298	Exelon Corp.	95,505
189,519	Iberdrola S.A.	2,566,024
171,400	National Grid plc	1,990,930
1,697	OGE Energy Corp.	51,792
61,147	RWE AG	2,626,770
8,600	Toho Gas Co., Ltd.	505,560

		31,293,054

	Total Common Stocks (cost $275,597,151)	$316,432,012

Asset & Commercial Mortgage-Backed Securities - 16.1%
	Asset-Backed - Automobile - 0.5%
	ARI Fleet Lease Trust
$1,410	2.55%, 10/15/2026(1)	1,411
92,590	3.22%, 08/16/2027(1)	93,336
	Broad River BSL Funding CLO
965,000	2.60%, 04/20/2029, 3 mo. USD LIBOR + 2.380%(1)(6)	963,879
	Canadian Pacer Auto Receivables Trust
24,710	3.27%, 12/19/2022(1)	25,006
	Chesapeake Funding LLC
5,197	0.58%, 05/15/2029, 1 mo. USD LIBOR + 0.450%(1)(6)	5,197
246,210	0.87%, 08/16/2032(1)	247,652
30,551	1.91%, 08/15/2029(1)	30,590
	Enterprise Fleet Financing LLC
247,389	2.06%, 05/20/2025(1)	251,433
91,606	2.98%, 10/20/2024(1)	92,936
169,102	3.38%, 05/20/2024(1)	170,943

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Magnetite Ltd.
$400,000	2.57%, 10/25/2031, 3 mo. USD LIBOR + 2.350%(1)(6)	$401,822
350,000	3.72%, 10/25/2031, 3 mo. USD LIBOR + 3.500%(1)(6)	351,622
870,000	6.61%, 01/25/2032, 3 mo. USD LIBOR + 6.350%(1)(6)	872,359
	Santander Retail Auto Lease Trust
17,544	2.72%, 01/20/2022(1)	17,574
	Symphony CLO Ltd.
540,000	2.67%, 01/15/2034, 3 mo. USD LIBOR + 2.500%(1)(6)	542,450
645,000	7.22%, 01/23/2032, 3 mo. USD LIBOR + 7.000%(1)(6)	645,000

		4,713,210

	Asset-Backed - Finance & Insurance - 6.6%
	Ajax Mortgage Loan Trust
637,741	3.16%, 09/25/2056(1)(7)	640,504
	Apidos CLO
520,000	2.54%, 01/20/2033, 3 mo. USD LIBOR + 2.300%(1)(6)	523,486
	Apidos CLO XXXIII
270,000	2.92%, 07/24/2031, 3 mo. USD LIBOR + 2.700%(1)(6)	270,451
	Babson CLO Ltd.
1,250,000	0.00%, 10/15/2033, 3 mo. USD LIBOR + 2.600%(1)(6)	1,254,676
	Bain Capital Credit CLO Ltd.
925,000	2.86%, 10/23/2032, 3 mo. USD LIBOR + 2.600%(1)(6)	929,131
970,000	4.01%, 10/23/2032, 3 mo. USD LIBOR + 3.750%(1)(6)	968,572
	Ballyrock CLO Ltd.
260,000	2.76%, 10/20/2031, 3 mo. USD LIBOR + 2.550%(1)(6)	259,803
	Barings CLO Ltd.
1,000,000	2.12%, 07/20/2029, 3 mo. USD LIBOR + 1.900%(1)(6)	988,333
1,250,000	2.79%, 10/15/2032, 3 mo. USD LIBOR + 2.550%(1)(6)	1,258,050
1,110,000	3.99%, 10/15/2032, 3 mo. USD LIBOR + 3.750%(1)(6)	1,109,804
	Bayview Koitere Fund Trust
262,521	3.50%, 07/28/2057(1)(7)	270,059
	Benefit Street Partners Clo XXII Ltd.
605,000	0.00%, 01/20/2032, 3 mo. USD LIBOR + 7.000%(1)(6)	607,052
	BFLD Trust
330,000	2.18%, 11/15/2028, 1 mo. USD LIBOR + 2.050%(1)(6)	334,125
	BlueMountain CLO Ltd.
1,400,000	1.74%, 07/15/2031, 3 mo. USD LIBOR + 1.500%(1)(6)	1,397,642
2,000,000	1.91%, 07/30/2030, 3 mo. USD LIBOR + 1.700%(1)(6)	2,011,688
1,200,000	1.92%, 08/15/2031, 3 mo. USD LIBOR + 1.700%(1)(6)	1,197,230
490,000	2.07%, 04/20/2027, 3 mo. USD LIBOR + 1.850%(1)(6)	486,203
	Carlyle Global Market Strategies CLO Ltd.
1,000,000	2.02%, 04/17/2031, 3 mo. USD LIBOR + 1.800%(1)(6)	981,285
560,000	2.02%, 07/20/2032, 3 mo. USD LIBOR + 1.800%(1)(6)	560,211
	Cayuga Park CLO Ltd.
1,255,000	4.22%, 07/17/2031, 3 mo. USD LIBOR + 4.000%(1)(6)	1,261,890
	CF Hippolyta LLC
489,596	1.69%, 07/15/2060(1)	498,971
	CIFC Funding Ltd.
1,200,000	2.02%, 10/22/2031, 3 mo. USD LIBOR + 1.800%(1)(6)	1,196,279
785,000	2.12%, 01/16/2033, 3 mo. USD LIBOR + 1.900%(1)(6)	786,663
835,000	2.61%, 10/20/2031, 3 mo. USD LIBOR + 2.400%(1)(6)	838,672
1,250,000	4.11%, 10/20/2031, 3 mo. USD LIBOR + 3.900%(1)(6)	1,258,569
	Credit Acceptance Auto Loan Trust
530,000	1.24%, 10/15/2029(1)	536,340
	CSMC Trust
1,000,000	3.65%, 11/13/2039(1)(7)	818,285
	DB Master Finance LLC
138,250	3.79%, 05/20/2049(1)	141,918
123,438	4.02%, 05/20/2049(1)	129,967
	Dryden CLO Ltd.
1,215,000	2.71%, 10/15/2032, 3 mo. USD LIBOR + 2.500%(1)(6)	1,220,676
1,300,000	4.11%, 10/15/2032, 3 mo. USD LIBOR + 3.900%(1)(6)	1,308,662
	Dryden Senior Loan Fund
1,200,000	1.69%, 04/15/2029, 3 mo. USD LIBOR + 1.450%(1)(6)	1,199,996
500,000	2.09%, 10/15/2027, 3 mo. USD LIBOR + 1.850%(1)(6)	498,414

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Ford Credit Auto Lease Trust 2021-A
$160,000	0.78%, 09/15/2025	$160,102
	GreatAmerica Leasing Receivables Funding LLC
139,752	2.83%, 06/17/2024(1)	141,317
	GS Mortgage-Backed Securities Corp. Trust
325,000	2.80%, 06/25/2051(1)(7)	329,126
898,301	2.84%, 05/25/2051(1)(7)	876,961
	Horizon Aircraft Finance Ltd.
241,144	3.43%, 11/15/2039(1)	242,298
	Hudson Yards Mortgage Trust
1,240,000	3.44%, 07/10/2039(1)(7)	1,342,543
	LCM L.P.
250,000	2.17%, 10/20/2027, 3 mo. USD LIBOR + 1.950%(1)(6)	250,055
	LCM XIV L.P.
1,200,000	1.80%, 07/20/2031, 3 mo. USD LIBOR + 1.580%(1)(6)	1,194,050
	LCM XXV Ltd.
1,473,000	1.87%, 07/20/2030, 3 mo. USD LIBOR + 1.650%(1)(6)	1,473,096
931,334	2.52%, 07/20/2030, 3 mo. USD LIBOR + 2.300%(1)(6)	925,367
	Madison Park Funding Ltd.
355,000	0.99%, 04/15/2029, 3 mo. USD LIBOR + 0.750%(1)(6)	352,767
1,200,000	1.72%, 04/19/2030, 3 mo. USD LIBOR + 1.500%(1)(6)	1,196,167
850,000	2.74%, 04/15/2029, 3 mo. USD LIBOR + 2.500%(1)(6)	817,038
	Magnetite VII Ltd.
1,090,000	1.04%, 01/15/2028, 3 mo. USD LIBOR + 0.800%(1)(6)	1,084,728
	Magnetite XVIII Ltd.
715,000	1.72%, 11/15/2028, 3 mo. USD LIBOR + 1.500%(1)(6)	715,048
	MKT Mortgage Trust
305,000	2.94%, 02/12/2040(1)(7)	315,740
	MMAF Equipment Finance LLC
39,925	2.21%, 10/17/2022(1)	40,061
295,000	2.21%, 12/15/2032(1)	301,992
	Neuberger Berman Loan Advisers CLO Ltd.
990,000	2.57%, 10/20/2032, 3 mo. USD LIBOR + 2.350%(1)(6)	994,456
1,250,000	3.97%, 10/20/2032, 3 mo. USD LIBOR + 3.750%(1)(6)	1,257,666
	Oaktree CLO Ltd.
1,250,000	2.83%, 07/15/2029, 3 mo. USD LIBOR + 2.590%(1)(6)	1,253,229
	Octagon Investment Partners Ltd.
750,000	0.00%, 07/20/2030, 3 mo. USD LIBOR + 2.050%(1)(6)	750,080
	Octagon Investment Partners Ltd.
750,000	2.62%, 07/20/2030, 3 mo. USD LIBOR + 2.400%(1)(6)	750,417
690,000	4.23%, 10/20/2031, 3 mo. USD LIBOR + 4.000%(1)(6)	689,411
	OHA Credit Funding Ltd.
1,215,000	2.63%, 10/19/2032, 3 mo. USD LIBOR + 2.400%(1)(6)	1,219,005
250,000	3.88%, 10/19/2032, 3 mo. USD LIBOR + 3.650%(1)(6)	251,334
	OneMain Financial Issuance Trust
20,433	2.37%, 09/14/2032(1)	20,462
	Race Point CLO Ltd.
1,250,000	2.27%, 02/20/2030, 3 mo. USD LIBOR + 2.050%(1)(6)	1,224,495
	Sound Point CLO Ltd.
1,200,000	2.02%, 10/20/2031, 3 mo. USD LIBOR + 1.800%(1)(6)	1,207,253
2,340,000	2.62%, 07/20/2030, 3 mo. USD LIBOR + 2.400%(1)(6)	2,345,614
	Springleaf Funding Trust
59,834	3.48%, 05/15/2028(1)	59,951
	Stratus CLO Ltd.
535,000	3.92%, 10/15/2028, 3 mo. USD LIBOR + 3.650%(1)(6)	537,254
	Treman Park CLO Ltd.
1,094,194	1.29%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(1)(6)	1,093,363
	Voya CLO Ltd.
1,200,000	1.47%, 01/18/2029, 3 mo. USD LIBOR + 1.250%(1)(6)	1,201,697
1,200,000	1.52%, 01/20/2031, 3 mo. USD LIBOR + 1.300%(1)(6)	1,198,826
990,000	2.14%, 10/15/2030, 3 mo. USD LIBOR + 1.900%(1)(6)	977,231
1,200,000	2.32%, 07/14/2031, 3 mo. USD LIBOR + 2.090%(1)(6)	1,189,304
800,000	2.42%, 10/18/2031, 3 mo. USD LIBOR + 2.200%(1)(6)	799,454

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$1,000,000	2.99%, 10/15/2030, 3 mo. USD LIBOR + 2.750%(1)(6)	$1,000,412

		59,522,977

	Asset-Backed - Home Equity - 0.1%
	Progress Residential Trust
205,000	1.50%, 10/17/2027(1)	204,411
	Tricon American Homes Trust
305,000	2.03%, 11/17/2039(1)	308,462

		512,873

	Collateralized - Mortgage Obligations - 0.1%
	Benchmark Mortgage Trust
470,000	3.21%, 09/15/2053	496,425

	Commercial Mortgage-Backed Securities - 4.8%
	1211 Avenue of the Americas Trust
1,125,000	4.14%, 08/10/2035(1)(7)	1,207,864
	280 Park Avenue Mortgage Trust
1,250,000	1.66%, 09/15/2034, 1 mo. USD LIBOR + 1.537%(1)(6)	1,243,718
	BAMLL Commercial Mortgage Securities Trust
905,000	2.88%, 11/15/2030, 1 mo. USD LIBOR + 2.750%(1)(6)	909,089
365,000	4.09%, 08/10/2038(1)(7)	425,516
	Bank of America Commercial Mortgage Trust
30,125,876	0.74%, 11/15/2050(7)(8)	1,246,497
8,865,862	1.79%, 03/15/2063(7)(8)	1,263,975
	Benchmark Mortgage Trust
30,262,699	0.49%, 07/15/2051(7)(8)	861,649
22,942,877	0.66%, 01/15/2052(7)(8)	959,214
	BF NYT Mortgage Trust
1,210,000	1.83%, 12/15/2035, 1 mo. USD LIBOR + 1.700%(1)(6)	1,209,972
	BX Commercial Mortgage Trust
1,044,044	1.38%, 12/15/2036, 1 mo. USD LIBOR + 1.250%(1)(6)	1,044,697
835,382	1.58%, 10/15/2036, 1 mo. USD LIBOR + 1.450%(1)(6)	836,904
240,000	1.68%, 11/15/2032, 1 mo. USD LIBOR + 1.550%(1)(6)	240,902
1,072,707	2.13%, 10/15/2036, 1 mo. USD LIBOR + 2.000%(1)(6)	1,074,640
	BX Trust
860,000	1.58%, 11/15/2032, 1 mo. USD LIBOR + 1.450%(1)(6)	860,640
	CAMB Commercial Mortgage Trust
1,190,000	1.88%, 12/15/2037, 1 mo. USD LIBOR + 1.750%(1)(6)	1,192,178
	CD Mortgage Trust
19,523,868	1.01%, 02/10/2050(7)(8)	932,827
	Commercial Mortgage Trust
944,000	4.32%, 12/10/2045(1)(7)	941,340
	CSAIL Commercial Mortgage Trust
20,360,304	0.61%, 08/15/2051(7)(8)	739,951
24,403,234	0.72%, 11/15/2050(7)(8)	926,969
	CSMC Trust
785,000	2.76%, 04/05/2033(1)	785,025
	CX Commercial Mortgage Trust
175,000	2.68%, 11/10/2046(1)(7)	175,247
	DBJPM Mortgage Trust
9,223,935	1.47%, 08/10/2049(7)(8)	606,223
3,372,088	1.71%, 09/15/2053(7)(8)	363,355
	DC Office Trust
335,000	3.07%, 09/15/2045(1)(7)	335,084
	ExteNet LLC
350,000	3.20%, 07/26/2049(1)	362,856
	FREMF Mortgage Trust
75,000	3.51%, 11/25/2045(1)(7)	78,418
370,000	3.54%, 02/25/2052(1)(7)	406,776
390,000	3.65%, 10/25/2052(1)(7)	437,515
135,000	3.68%, 01/25/2048(1)(7)	147,632
75,000	3.69%, 04/25/2048(1)(7)	81,880
95,000	3.78%, 10/25/2048(1)(7)	104,473
80,000	3.88%, 02/25/2050(1)(7)	86,709

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$460,000	4.08%, 09/25/2025(1)(7)	$509,400
120,000	4.16%, 04/25/2049(1)(7)	134,957
	GS Mortgage Securities Corp. Trust
100,000	1.43%, 07/15/2032, 1 mo. USD LIBOR + 1.300%(1)(6)	100,000
1,190,000	1.73%, 06/15/2036, 1 mo. USD LIBOR + 1.600%(1)(6)	1,184,008
497,382	3.43%, 03/27/2051(7)	505,900
	GS Mortgage Securities Trust
35,372,505	0.44%, 03/10/2051(7)(8)	940,056
15,237,223	1.09%, 07/10/2052(7)(8)	1,070,999
5,818,112	1.14%, 05/10/2052(7)(8)	403,450
469,000	3.97%, 05/10/2052	521,481
	Hudson Yards Mortgage Trust
500,000	2.98%, 08/10/2038(1)(7)	511,616
	JP Morgan Chase Commercial Mortgage Securities Trust
1,195,000	3.62%, 01/16/2037(1)	1,205,464
1,190,000	3.75%, 06/05/2039(1)(7)	1,304,368
	JP Morgan Mortgage Trust
2,348,576	4.22%, 11/25/2050(1)(7)	2,569,428
	KNDL Mortgage Trust
920,000	1.48%, 05/15/2036, 1 mo. USD LIBOR + 1.350%(1)(6)	922,235
	Morgan Stanley Bank of America Merrill Lynch Trust
1,314,000	4.11%, 11/15/2052(7)	1,481,011
	Morgan Stanley Capital Trust
660,000	1.53%, 11/15/2034, 1 mo. USD LIBOR + 1.400%(1)(6)	661,777
1,250,000	1.78%, 10/15/2037, 1 mo. USD LIBOR + 1.650%(1)(6)	1,246,851
275,000	3.30%, 12/15/2036, 1 mo. USD LIBOR + 1.800%(1)(6)	277,083
	One Market Plaza Trust
1,250,000	4.15%, 02/10/2032(1)	1,277,371
	SFAVE Commercial Mortgage Securities Trust
400,000	4.14%, 01/05/2043(1)(7)	400,560
	Wells Fargo Commercial Mortgage Trust
1,000,000	4.14%, 10/15/2045	1,039,429
	Wells Fargo N.A.
12,488,295	0.70%, 12/15/2052(7)(8)	661,801
12,237,488	0.90%, 05/15/2062(7)(8)	785,729
	WF-RBS Commercial Mortgage Trust
915,000	5.19%, 06/15/2044(1)(7)	908,004
665,000	5.66%, 11/15/2044(1)(7)	674,830

		43,387,543

	Other Asset-Backed Securities - 1.4%
	Aaset Trust
219,306	3.84%, 05/15/2039(1)	218,640
	Affirm Asset Securitization Trust
176,767	3.46%, 10/15/2024(1)	179,727
	Atlas Senior Loan Fund Ltd.
650,000	1.74%, 01/15/2031, 3 mo. USD LIBOR + 1.500%(1)(6)	646,396
	Bayview Koitere Fund Trust
124,194	4.00%, 11/28/2053(1)(7)	129,290
	Bayview Opportunity Master Fund Trust
127,187	3.50%, 01/28/2055(1)(7)	130,240
177,543	3.50%, 06/28/2057(1)(7)	182,074
157,951	4.00%, 10/28/2064(1)(7)	164,251
	BlueMountain CLO Ltd.
545,000	1.67%, 11/20/2028, 3 mo. USD LIBOR + 1.450%(1)(6)	544,701
	Carlyle U.S. CLO Ltd.
1,200,000	1.67%, 10/20/2027, 3 mo. USD LIBOR + 1.450%(1)(6)	1,200,428
	Castlelake Aircraft Securitization Trust
220,862	3.97%, 04/15/2039(1)	221,501
	Cloud Pass-Through Trust
98,885	3.55%, 12/05/2022(1)(7)	100,039
	Dewolf Park CLO Ltd.
400,000	2.39%, 10/15/2030, 3 mo. USD LIBOR + 2.150%(1)(6)	402,185

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Hertz Fleet Lease Funding L.P.
$380,689	2.70%, 01/10/2033(1)	$386,301
	LCM XXIII Ltd.
750,000	3.52%, 10/20/2029, 3 mo. USD LIBOR + 3.300%(1)(6)	729,303
	Long Point Park CLO Ltd.
1,750,000	1.92%, 01/17/2030, 3 mo. USD LIBOR + 1.700%(1)(6)	1,750,033
	Mill City Mortgage Loan Trust
33,610	2.50%, 04/25/2057(1)(7)	33,824
182,387	2.75%, 01/25/2061(1)(7)	187,128
	Neuberger Berman CLO Ltd.
700,000	1.84%, 01/15/2028, 3 mo. USD LIBOR + 1.600%(1)(6)	698,001
	Neuberger Berman Loan Advisers CLO Ltd.
1,250,000	2.17%, 04/20/2031, 3 mo. USD LIBOR + 1.950%(1)(6)	1,248,604
	Sapphire Aviation Finance Ltd.
308,943	3.23%, 03/15/2040(1)	310,340
	SoFi Consumer Loan Program Trust
30,444	3.54%, 11/26/2027(1)	30,531
	Stack Infrastructure Issuer LLC
100,000	1.89%, 08/25/2045(1)	101,126
340,000	3.08%, 10/25/2044(1)	356,595
	START Ltd.
53,045	3.54%, 11/15/2044(1)	53,017
156,361	4.09%, 03/15/2044(1)	157,648
	Towd Point Mortgage Trust
83,289	2.25%, 04/25/2056(1)(7)	83,759
175,885	2.75%, 10/25/2056(1)(7)	179,150
62,588	2.75%, 04/25/2057(1)(7)	63,780
251,045	2.75%, 06/25/2057(1)(7)	259,339
95,172	3.00%, 01/25/2058(1)(7)	98,275
	Vantage Data Centers Issuer LLC
1,185,000	1.65%, 09/15/2045(1)	1,189,458
418,873	3.19%, 07/15/2044(1)	439,261

		12,474,945

	Whole Loan Collateral CMO - 2.6%
	Angel Oak Mortgage Trust LLC
791,885	2.04%, 05/25/2065(1)(7)	799,246
177,172	2.62%, 11/25/2059(1)(7)	179,779
	Benchmark Mortgage Trust
2,949,929	1.05%, 05/15/2052(7)(8)	195,931
14,925,570	1.23%, 03/15/2062(7)(8)	1,199,382
325,000	3.72%, 12/15/2072(7)	352,365
	BRAVO Residential Funding Trust
81,140	2.41%, 05/25/2060(1)(7)	82,141
	Chase Mortgage Reference Notes
886,305	2.63%, 10/25/2057, 1 mo. USD LIBOR + 2.500%(1)(6)	902,259
	Deephaven Residential Mortgage Trust
36,904	2.45%, 06/25/2047(1)(7)	36,989
22,264	2.58%, 10/25/2047(1)(7)	22,505
9,544	2.73%, 12/26/2046(1)(7)	9,554
59,033	2.98%, 12/25/2057(1)(7)	59,224
615,989	3.05%, 10/25/2059(1)(7)	621,173
59,958	3.56%, 04/25/2059(1)(7)	60,337
	Fannie Mae Connecticut Avenue Securities
368,690	2.28%, 10/25/2030, 1 mo. USD LIBOR + 2.150%(6)	369,038
325,548	2.33%, 08/25/2030, 1 mo. USD LIBOR + 2.200%(6)	326,565
363,460	2.38%, 07/25/2030, 1 mo. USD LIBOR + 2.250%(6)	365,314
365,544	2.68%, 12/25/2030, 1 mo. USD LIBOR + 2.550%(6)	368,286
816,409	2.78%, 02/25/2030, 1 mo. USD LIBOR + 2.650%(6)	824,745
767,359	3.68%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(6)	791,889
985,844	4.38%, 01/25/2029, 1 mo. USD LIBOR + 4.250%(6)	1,026,054
806,895	4.43%, 02/25/2025, 1 mo. USD LIBOR + 4.300%(6)	824,942
610,850	4.48%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(6)	636,277
664,140	4.58%, 01/25/2029, 1 mo. USD LIBOR + 4.450%(6)	687,830
1,230,102	5.13%, 07/25/2025, 1 mo. USD LIBOR + 5.000%(6)	1,257,657

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$1,021,288	5.43%, 10/25/2028, 1 mo. USD LIBOR + 5.300%(6)	$1,075,667
644,556	5.83%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(6)	684,458
695,751	6.03%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(6)	732,451
1,021,417	6.13%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(6)	1,074,647
598,785	6.88%, 08/25/2028, 1 mo. USD LIBOR + 6.750%(6)	635,652
	FirstKey Homes Trust
650,000	1.67%, 10/19/2037(1)	649,882
	GS Mortgage-Backed Securities Trust
110,861	2.35%, 09/27/2060(1)(7)	112,978
706,282	3.43%, 03/27/2051(7)	694,927
	JP Morgan Mortgage Trust
1,292,612	4.22%, 11/25/2050(1)(7)	1,379,605
	MetLife Securitization Trust
180,597	3.00%, 04/25/2055(1)(7)	188,069
	New Residential Mortgage Loan Trust
232,943	4.00%, 04/25/2057(1)(7)	248,409
	Seasoned Credit Risk Transfer Trust
6,552	3.50%, 03/25/2058	7,033
270,935	3.50%, 07/25/2058	293,721
394,726	3.50%, 10/25/2058	428,493
	Verus Securitization Trust
182,473	3.21%, 05/25/2059(1)(7)	184,016
	Wells Fargo N.A.
31,736,729	0.96%, 08/15/2061(7)(8)	2,207,912
14,213,200	1.24%, 03/15/2063(7)(8)	1,287,494

		23,884,896

	Total Asset & Commercial Mortgage-Backed Securities (cost $144,138,949)	$144,992,869

Corporate Bonds - 14.7%
	Aerospace/Defense - 0.3%
	Boeing Co.
603,000	3.25%, 03/01/2028	629,682
170,000	3.45%, 11/01/2028	182,606
685,000	5.15%, 05/01/2030	812,483
	Lockheed Martin Corp.
135,000	4.85%, 09/15/2041	177,565
	United Technologies Corp.
900,000	4.13%, 11/16/2028	1,057,812

		2,860,148

	Agriculture - 0.3%
	Altria Group, Inc.
140,000	4.50%, 05/02/2043	157,384
180,000	5.80%, 02/14/2039	233,429
	BAT Capital Corp.
990,000	3.56%, 08/15/2027	1,099,411
	Imperial Brands Finance plc
1,250,000	3.75%, 07/21/2022(1)	1,299,947
	Philip Morris International, Inc.
80,000	4.88%, 11/15/2043	103,277

		2,893,448

	Airlines - 0.1%
	Continental Airlines, Inc.
391,676	5.98%, 04/19/2022	401,483
	Southwest Airlines Co.
195,629	6.15%, 08/01/2022	203,582
	United Airlines Class B Pass-Through Trust
57,643	4.60%, 03/01/2026	57,548

		662,613

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Apparel - 0.1%
	G-III Apparel Group Ltd.
$640,000	7.88%, 08/15/2025(1)	$700,800

	Auto Manufacturers - 0.1%
	Volkswagen Group of America Finance LLC
485,000	3.35%, 05/13/2025(1)	531,100

	Auto Parts & Equipment - 0.1%
	Clarios Global L.P. / Clarios US Finance Co.
675,000	6.25%, 05/15/2026(1)	718,868

	Beverages - 0.3%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
105,000	4.70%, 02/01/2036	129,476
	Anheuser-Busch InBev Worldwide, Inc.
115,000	3.75%, 07/15/2042	126,730
240,000	4.00%, 04/13/2028	277,864
105,000	4.38%, 04/15/2038	124,802
15,000	4.50%, 06/01/2050	18,109
380,000	4.60%, 04/15/2048	460,337
575,000	5.55%, 01/23/2049	783,372
	Pernod Ricard International Finance LLC
410,000	1.63%, 04/01/2031(1)	399,214

		2,319,904

	Biotechnology - 0.2%
	Amgen, Inc.
315,000	2.30%, 02/25/2031	327,509
305,000	2.77%, 09/01/2053(1)	292,415
	Emergent BioSolutions, Inc.
510,000	3.88%, 08/15/2028(1)	523,536
	Gilead Sciences, Inc.
450,000	2.80%, 10/01/2050	433,620
	Royalty Pharma plc
430,000	3.55%, 09/02/2050(1)	449,033

		2,026,113

	Chemicals - 0.1%
	DuPont de Nemours, Inc.
575,000	5.42%, 11/15/2048	808,483

	Commercial Banks - 3.1%
	Bank of America Corp.
1,381,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD LIBOR + 1.040% thereafter)(9)	1,546,785
450,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD LIBOR + 1.370% thereafter)(9)	507,821
	Bank of New York Mellon Corp.
200,000	3.00%, 02/24/2025	217,469
	Barclays plc
815,000	3.20%, 08/10/2021	827,051
720,000	3.93%, 05/07/2025, (3.93% fixed rate until 05/07/2024; 3 mo. USD LIBOR + 1.610% thereafter)(9)	786,701
390,000	4.34%, 01/10/2028	446,330
	BNP Paribas S.A.
390,000	2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD LIBOR + 1.111% thereafter)(1)(9)	415,732
	BPCE S.A.
300,000	3.50%, 10/23/2027(1)	334,800
425,000	5.15%, 07/21/2024(1)	482,049
1,200,000	5.70%, 10/22/2023(1)	1,354,431
	Citigroup, Inc.
500,000	4.45%, 09/29/2027	582,434
1,400,000	5.30%, 05/06/2044	1,899,899
	Credit Agricole S.A.
360,000	3.25%, 10/04/2024(1)	390,546

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Credit Suisse Group AG
$850,000	3.57%, 01/09/2023(1)	$873,917
	Danske Bank A/S
805,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(1)(9)	809,163
200,000	5.00%, 01/12/2022(1)	208,241
250,000	5.38%, 01/12/2024(1)	281,421
	Deutsche Bank AG
670,000	4.25%, 10/14/2021	686,613
	Fifth Third Bancorp
440,000	2.55%, 05/05/2027	476,501
	Goldman Sachs Group, Inc.
530,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD LIBOR + 1.201% thereafter)(9)	576,793
1,000,000	4.25%, 10/21/2025	1,137,915
	HSBC Holdings plc
650,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(9)	657,741
	ING Groep N.V.
720,000	3.95%, 03/29/2027	825,425
	JP Morgan Chase & Co.
535,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 3 mo. USD SOFR + 2.040% thereafter)(9)	560,453
105,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(9)	113,227
180,000	3.38%, 05/01/2023	191,693
555,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(9)	633,584
230,000	5.40%, 01/06/2042	328,112
	Macquarie Group Ltd.
920,000	4.15%, 03/27/2024, (4.15% fixed rate until 03/27/2023; 3 mo. USD LIBOR + 1.330% thereafter)(1)(9)	989,215
	Morgan Stanley
575,000	4.10%, 05/22/2023	620,143
	National Australia Bank Ltd.
300,000	2.33%, 08/21/2030(1)	298,856
	NBK SPC Ltd.
1,795,000	2.75%, 05/30/2022(1)	1,839,265
	Santander Holdings USA, Inc.
205,000	3.40%, 01/18/2023	215,035
1,095,000	3.70%, 03/28/2022	1,130,618
	Standard Chartered plc
330,000	0.99%, 01/12/2025, (0.99% fixed rate until 01/12/2024; 12 mo. USD CMT + 0.780% thereafter)(1)(9)	330,149
	Synchrony Bank
410,000	3.65%, 05/24/2021	413,041
	U.S. Bancorp
165,000	3.70%, 01/30/2024	180,579
	Wells Fargo & Co.
1,794,000	4.48%, 01/16/2024	1,990,985
1,420,000	5.38%, 11/02/2043	1,891,682

		28,052,415

	Commercial Services - 0.2%
	Ashtead Capital, Inc.
260,000	4.25%, 11/01/2029(1)	286,055
	ERAC USA Finance LLC
255,000	3.30%, 12/01/2026(1)	282,711
510,000	4.50%, 08/16/2021(1)	520,995
205,000	5.63%, 03/15/2042(1)	287,135
	Gartner, Inc.
85,000	3.75%, 10/01/2030(1)	87,656

		1,464,552

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Construction Materials - 0.3%
	Jeld-Wen, Inc.
$956,000	4.88%, 12/15/2027(1)	$1,003,800
	Johnson Controls International plc
273,000	4.95%, 07/02/2064(10)	359,964
	Norbord, Inc.
290,000	5.75%, 07/15/2027(1)	311,931
	Standard Industries, Inc.
1,045,000	3.38%, 01/15/2031(1)	1,031,938

		2,707,633

	Diversified Financial Services - 0.3%
	Brookfield Finance LLC
775,000	3.45%, 04/15/2050	799,507
	Charles Schwab Corp.
300,000	4.63%, 03/22/2030	370,460
	Genworth Mortgage Holdings, Inc.
195,000	6.50%, 08/15/2025(1)	207,919
	Intercontinental Exchange, Inc.
500,000	1.85%, 09/15/2032	490,999
	Societe Generale S.A.
415,000	3.25%, 01/12/2022(1)	426,136

		2,295,021

	Electric - 1.0%
	Cleco Corporate Holdings LLC
275,000	3.38%, 09/15/2029	286,932
473,000	3.74%, 05/01/2026	526,085
205,000	4.97%, 05/01/2046	238,859
	Dominion Energy South Carolina, Inc.
105,000	4.60%, 06/15/2043	136,966
156,000	6.63%, 02/01/2032	223,995
	Dominion Energy, Inc.
135,000	2.72%, 08/15/2021(10)	136,640
	Duke Energy Corp.
105,000	2.65%, 09/01/2026	113,411
120,000	3.40%, 06/15/2029	134,533
	Emera U.S. Finance L.P.
600,000	4.75%, 06/15/2046	740,778
	Exelon Corp.
575,000	5.10%, 06/15/2045	753,753
	Fortis, Inc.
735,000	3.06%, 10/04/2026	805,102
	Georgia Power Co.
165,000	3.70%, 01/30/2050	185,689
	Indianapolis Power and Light Co. (AMBAC Insured)
425,000	6.60%, 06/01/2037(1)	606,259
	Infraestructura Energetica Nova S.A.B. de C.V.
205,000	4.88%, 01/14/2048(1)	220,119
	ITC Holdings Corp.
645,000	2.95%, 05/14/2030(1)	700,176
	Metropolitan Edison Co.
885,000	4.30%, 01/15/2029(1)	991,516
	Niagara Mohawk Power Corp.
160,000	3.03%, 06/27/2050(1)	163,893
	Oglethorpe Power Corp.
185,000	3.75%, 08/01/2050(1)	194,178
215,000	5.25%, 09/01/2050	263,936
	PacifiCorp
85,000	4.13%, 01/15/2049	104,452
	San Diego Gas & Electric Co.
480,000	1.70%, 10/01/2030	476,068
40,000	3.75%, 06/01/2047	46,543
158,000	4.10%, 06/15/2049	192,457
10,000	4.15%, 05/15/2048	12,357

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Southern Co.
$245,000	4.40%, 07/01/2046	$294,753
	Tucson Electric Power Co.
90,000	4.00%, 06/15/2050	106,307
	Union Electric Co.
106,000	4.00%, 04/01/2048	128,777

		8,784,534

	Electrical Components & Equipment - 0.1%
	WESCO Distribution, Inc.
955,000	7.25%, 06/15/2028(1)	1,072,814

	Electronics - 0.1%
	Fortive Corp.
375,000	4.30%, 06/15/2046	453,118

	Engineering & Construction - 0.0%
	United Rentals North America, Inc.
155,000	3.88%, 02/15/2031	162,021

	Entertainment - 0.1%
	WMG Acquisition Corp.
530,000	3.00%, 02/15/2031(1)	513,437

	Environmental Control - 0.1%
	Republic Services, Inc.
445,000	2.30%, 03/01/2030	462,054
	Stericycle, Inc.
180,000	3.88%, 01/15/2029(1)	185,130

		647,184

	Food - 0.3%
	Conagra Brands, Inc.
200,000	4.60%, 11/01/2025	232,468
	Danone S.A.
325,000	2.95%, 11/02/2026(1)	355,449
	Kroger Co.
200,000	4.45%, 02/01/2047	245,837
100,000	5.40%, 01/15/2049	140,478
	McCormick & Co., Inc.
150,000	2.50%, 04/15/2030	158,959
	Sigma Alimentos S.A. de C.V.
510,000	4.13%, 05/02/2026(1)	558,577
	Sysco Corp.
550,000	6.60%, 04/01/2050	825,186
	TreeHouse Foods, Inc.
153,000	4.00%, 09/01/2028	154,530

		2,671,484

	Gas - 0.1%
	Boston Gas Co.
125,000	3.15%, 08/01/2027(1)	139,137
	Sempra Energy
1,075,000	3.25%, 06/15/2027	1,192,649

		1,331,786

	Healthcare-Products - 0.2%
	Alcon Finance Corp.
805,000	3.00%, 09/23/2029(1)	872,794
	Boston Scientific Corp.
660,000	2.65%, 06/01/2030	697,977
60,000	4.00%, 03/01/2029	69,478

		1,640,249

	Healthcare-Services - 0.6%
	Centene Corp.
245,000	4.25%, 12/15/2027	259,182
	Children’s Hospital
105,000	2.93%, 07/15/2050	105,551

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	CommonSpirit Health
$120,000	1.55%, 10/01/2025	$122,831
80,000	2.78%, 10/01/2030	84,229
305,000	4.20%, 08/01/2023	330,846
	Cottage Health Obligated Group
125,000	3.30%, 11/01/2049	137,593
	Dignity Health
214,000	3.81%, 11/01/2024	233,278
352,000	4.50%, 11/01/2042	413,548
	HCA, Inc.
1,000,000	5.50%, 06/15/2047	1,293,244
	Memorial Sloan-Kettering Cancer Center
80,000	2.96%, 01/01/2050	83,754
	Mercy Health
565,000	3.56%, 08/01/2027	629,197
245,000	4.30%, 07/01/2028	282,595
	Sutter Health
260,000	2.29%, 08/15/2030	268,202
	Toledo Hospital (AGM Insured)
400,000	5.33%, 11/15/2028	473,991
150,000	5.75%, 11/15/2038	181,519
	UnitedHealth Group, Inc.
55,000	2.90%, 05/15/2050	57,058
340,000	3.75%, 07/15/2025	385,025
5,000	3.85%, 06/15/2028	5,846

		5,347,489

	Insurance - 0.7%
	American International Group, Inc.
99,000	4.50%, 07/16/2044	121,222
	AXA Equitable Holdings, Inc.
1,100,000	5.00%, 04/20/2048	1,411,700
	Chubb INA Holdings, Inc.
185,000	3.35%, 05/15/2024	201,778
	Equitable Financial Life Global Funding
350,000	1.40%, 08/27/2027(1)	351,218
	Five Corners Funding Trust
115,000	4.42%, 11/15/2023(1)	127,373
	Jackson National Life Global Funding
515,000	3.25%, 01/30/2024(1)	555,869
	Liberty Mutual Group, Inc.
77,000	4.57%, 02/01/2029(1)	92,828
	Massachusetts Mutual Life Insurance Co.
875,000	3.38%, 04/15/2050(1)	933,642
	MetLife, Inc.
485,000	3.60%, 04/10/2024	532,755
	Nationwide Mutual Insurance Co.
635,000	4.35%, 04/30/2050(1)	718,239
	Teachers Insurance & Annuity Association of America
100,000	4.90%, 09/15/2044(1)	130,407
	Unum Group
675,000	5.75%, 08/15/2042	838,772

		6,015,803

	Internet - 0.1%
	Alibaba Group Holding Ltd.
480,000	3.60%, 11/28/2024	524,314

	IT Services - 0.1%
	Apple, Inc.
225,000	3.00%, 02/09/2024	241,793
170,000	3.25%, 02/23/2026	189,586
270,000	3.45%, 05/06/2024	296,338
35,000	4.45%, 05/06/2044	46,140

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	International Business Machines Corp.
$495,000	1.95%, 05/15/2030	$502,609

		1,276,466

	Lodging - 0.0%
	Genting New York LLC
400,000	3.30%, 02/15/2026(1)	402,555

	Machinery-Diversified - 0.0%
	Otis Worldwide Corp.
70,000	2.57%, 02/15/2030	73,901
130,000	3.11%, 02/15/2040	136,510

		210,411

	Media - 0.9%
	Charter Communications Operating LLC / Charter Communications Operating Capital
25,000	3.70%, 04/01/2051	24,560
85,000	4.80%, 03/01/2050	96,461
63,000	5.13%, 07/01/2049	74,371
75,000	5.38%, 05/01/2047	90,931
950,000	6.48%, 10/23/2045	1,297,639
	Comcast Corp.
100,000	4.05%, 11/01/2052	121,403
575,000	4.40%, 08/15/2035	709,160
34,000	6.40%, 05/15/2038	51,189
	Cox Communications, Inc.
505,000	4.80%, 02/01/2035(1)	626,701
	Discovery Communications LLC
260,000	4.65%, 05/15/2050	311,790
1,000,000	5.20%, 09/20/2047	1,266,298
	Sky Ltd.
920,000	3.75%, 09/16/2024(1)	1,022,197
	TEGNA, Inc.
245,000	4.75%, 03/15/2026(1)	259,700
	Time Warner Cable LLC
80,000	6.55%, 05/01/2037	109,415
60,000	7.30%, 07/01/2038	86,881
	Time Warner Entertainment Co., L.P.
30,000	8.38%, 03/15/2023	34,901
	ViacomCBS, Inc.
1,000,000	5.85%, 09/01/2043	1,356,596
	Walt Disney Co.
180,000	4.00%, 10/01/2023	196,433

		7,736,626

	Mining - 0.1%
	Glencore Finance Canada Ltd.
725,000	4.25%, 10/25/2022(1)	770,301

	Office/Business Equipment - 0.0%
	Xerox Holdings Corp.
275,000	5.50%, 08/15/2028(1)	283,511

	Oil & Gas - 0.7%
	Aker BP ASA
1,760,000	3.75%, 01/15/2030(1)	1,864,771
665,000	4.00%, 01/15/2031(1)	713,402
	BG Energy Capital plc
450,000	4.00%, 10/15/2021(1)	461,300
	ConocoPhillips Co.
40,000	4.95%, 03/15/2026	47,685
	Diamondback Energy, Inc.
750,000	3.50%, 12/01/2029	796,312
	Equinor ASA
30,000	2.65%, 01/15/2024	31,869
35,000	2.88%, 04/06/2025	37,900
560,000	3.00%, 04/06/2027	616,626
5,000	3.70%, 03/01/2024	5,495

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Hess Corp.
$725,000	7.30%, 08/15/2031	$946,269
	Saudi Arabian Oil Co.
355,000	3.50%, 04/16/2029(1)	390,322
	WPX Energy, Inc.
625,000	5.88%, 06/15/2028	676,725

		6,588,676

	Packaging & Containers - 0.0%
	Graphic Packaging International LLC
340,000	3.50%, 03/01/2029(1)	348,075

	Pharmaceuticals - 0.4%
	AbbVie, Inc.
450,000	3.45%, 03/15/2022	463,048
525,000	3.80%, 03/15/2025	583,869
270,000	4.45%, 05/14/2046	330,220
600,000	4.75%, 03/15/2045	760,187
275,000	4.85%, 06/15/2044	350,897
225,000	5.00%, 12/15/2021	231,513
	EMD Finance LLC
705,000	2.95%, 03/19/2022(1)	722,491
	Takeda Pharmaceutical Co., Ltd.
200,000	3.18%, 07/09/2050	204,333

		3,646,558

	Pipelines - 0.8%
	Enable Midstream Partners L.P.
1,200,000	4.40%, 03/15/2027	1,251,580
	Energy Transfer Operating L.P.
1,125,000	4.75%, 01/15/2026	1,267,403
155,000	4.95%, 06/15/2028	176,757
1,100,000	5.25%, 04/15/2029	1,267,753
214,000	7.60%, 02/01/2024	243,740
	Enterprise Products Operating LLC
65,000	3.95%, 01/31/2060	69,256
	Gray Oak Pipeline LLC
258,000	2.60%, 10/15/2025(1)	266,422
40,000	3.45%, 10/15/2027(1)	41,921
	ONEOK, Inc.
1,175,000	4.00%, 07/13/2027	1,303,649
	Sunoco Logistics Partners Operations L.P.
230,000	5.35%, 05/15/2045	244,067
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
675,000	5.88%, 04/15/2026	707,069
	Western Midstream Operating L.P.
780,000	4.00%, 07/01/2022	799,671

		7,639,288

	Real Estate Investment Trusts - 0.7%
	American Tower Corp.
150,000	4.40%, 02/15/2026	172,163
85,000	5.00%, 02/15/2024	95,750
	Brandywine Operating Partnership L.P.
785,000	3.95%, 11/15/2027	845,240
	Brixmor Operating Partnership L.P.
285,000	4.05%, 07/01/2030	322,175
440,000	4.13%, 05/15/2029	503,114
	Equinix, Inc.
240,000	3.00%, 07/15/2050	228,274
	GLP Capital L.P. / GLP Financing II, Inc.
750,000	4.00%, 01/15/2030	814,087
	SBA Tower Trust
100,000	1.88%, 01/15/2026(1)	104,105
215,000	2.84%, 01/15/2025(1)	230,339

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$300,000	3.45%, 03/15/2023(1)	$318,704
	Scentre Group Trust 1 / Scentre Group Trust 2
504,000	3.63%, 01/28/2026(1)	554,143
	VEREIT Operating Partnership L.P.
170,000	2.20%, 06/15/2028	173,747
70,000	2.85%, 12/15/2032	72,017
500,000	3.10%, 12/15/2029	532,061
335,000	3.40%, 01/15/2028	368,234
1,150,000	4.63%, 11/01/2025	1,327,110

		6,661,263

	Retail - 0.2%
	AutoZone, Inc.
825,000	3.13%, 04/21/2026	907,349
	CVS Health Corp.
160,000	4.88%, 07/20/2035	201,603
	Lowe’s Cos., Inc.
575,000	1.30%, 04/15/2028	570,730

		1,679,682

	Semiconductors - 0.1%
	Broadcom, Inc.
330,000	3.50%, 02/15/2041(1)	332,763
160,000	3.75%, 02/15/2051(1)	163,414
	Microchip Technology, Inc.
675,000	0.97%, 02/15/2024(1)	675,306

		1,171,483

	Software - 0.3%
	Black Knight InfoServ LLC
170,000	3.63%, 09/01/2028(1)	172,031
	Microsoft Corp.
475,000	2.40%, 08/08/2026	514,593
200,000	3.70%, 08/08/2046	245,244
	Oracle Corp.
580,000	3.60%, 04/01/2050	642,888
	Western Digital Corp.
825,000	4.75%, 02/15/2026	914,719

		2,489,475

	Telecommunications - 1.0%
	AT&T, Inc.
578,000	2.55%, 12/01/2033(1)	576,333
300,000	3.10%, 02/01/2043	290,385
531,000	3.50%, 09/15/2053(1)	510,041
460,000	4.45%, 04/01/2024	511,457
575,000	5.65%, 02/15/2047	764,115
	British Telecommunications plc
200,000	3.25%, 11/08/2029(1)	219,278
	Deutsche Telekom International Finance B.V.
320,000	4.38%, 06/21/2028(1)	380,011
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
835,000	4.74%, 03/20/2025(1)	906,309
	T-Mobile USA, Inc.
600,000	2.05%, 02/15/2028(1)	614,736
625,000	2.25%, 02/15/2026	631,250
290,000	2.88%, 02/15/2031	292,685
395,000	3.30%, 02/15/2051(1)	386,130
775,000	4.50%, 04/15/2050(1)	913,260
	Telefonica Emisiones S.A.
370,000	5.21%, 03/08/2047	466,743
	Verizon Communications, Inc.
230,000	2.99%, 10/30/2056(1)	219,636
406,000	4.52%, 09/15/2048	503,301

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$130,000	4.75%, 11/01/2041	$164,180
93,000	4.81%, 03/15/2039	117,771
	Vodafone Group plc
575,000	5.25%, 05/30/2048	769,258

		9,236,879

	Toys/Games/Hobbies - 0.1%
	Mattel, Inc.
581,000	6.75%, 12/31/2025(1)	610,224

	Transportation - 0.2%
	FedEx Corp.
600,000	5.25%, 05/15/2050	805,898
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
90,000	2.70%, 11/01/2024(1)	96,092
745,000	3.95%, 03/10/2025(1)	830,498
	Union Pacific Corp.
140,000	3.75%, 02/05/2070	159,190

		1,891,678

	Trucking & Leasing - 0.2%
	Aviation Capital Group LLC
1,250,000	3.50%, 11/01/2027(1)	1,321,260
	DAE Funding LLC
790,000	3.38%, 03/20/2028(1)	812,713

		2,133,973

	Total Corporate Bonds (cost $124,708,527)	$131,982,455

Equity Linked Securities - 12.4%
	Banks - 12.4%
	Ally Financial, Inc. (Bank of Montreal)
128,318	12.00%, 05/26/2021	4,898,010
	Alphabet, Inc. (Bank of Montreal)
2,861	12.00%, 02/24/2021(1)	5,167,970
	Amazon.com, Inc. (HSBC Bank plc)
1,507	0.00%, 04/21/2021(11)	4,871,538
	Amdocs Ltd. (Bank of America Securities Inc)
87,328	12.00%, 03/24/2021	5,997,033
	Anthem ,Inc. (Canadian Imperial Bank of Commerce)
16,481	12.00%, 03/24/2021	4,921,540
	Apple Inc. (HSBC Bank plc)
36,990	0.00%, 04/21/2021(11)	4,908,795
	Capital One Financial Corp. (Societe Generale S.A.)
49,316	12.00%, 02/24/2021	5,028,089
	Deere & Co. (Canadian Imperial Bank of Commerce)
18,833	12.00%, 03/24/2021	5,257,129
	Extra Space Storage, Inc. (Bank of America Securities Inc)
45,285	0.12%, 02/24/2021	5,146,756
	Ford Motor Co. (Bank of America Securities Inc)
415,601	12.00%, 04/21/2021	4,412,860
	Goldman Sachs Group Inc. (HSBC Bank plc)
17,257	0.00%, 04/21/2021(11)	4,739,303
	Johnson & Johnson (Societe Generale S.A.)
34,318	12.00%, 04/21/2021	5,641,190
	KLA Corp. (Bank of Montreal)
20,375	12.00%, 02/24/2021(1)	5,482,807
	Micron Technology ,Inc. (Canadian Imperial Bank of Commerce)
71,685	12.00%, 03/24/2021	5,487,077
	Microsoft Corp. (HSBC Bank plc)
22,435	0.00%, 04/21/2021(11)	5,134,169
	Morgan Stanley (Societe Generale S.A.)
74,683	11.07%, 03/24/2021	5,022,318
	Oracle Corp. (HSBC Bank plc)
82,293	0.00%, 04/21/2021(11)	4,978,575

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Paccar ,Inc. (Barclays Bank plc)
	$58,485	0.00%, 02/24/2021(1)(7)	$5,245,502
		Paypal Holdings, Inc. (Bank of Montreal)
	20,442	12.00%, 04/21/2021	4,817,019
		Pfizer, Inc. (Canadian Imperial Bank of Commerce)
	138,825	0.00%, 02/24/2021(7)	5,044,886
		T-Mobile USA, Inc. (Bank of America Securities Inc)
	39,226	12.00%, 02/24/2021	4,957,532
		United Parcel Service (Bank of Montreal)
	31,075	12.00%, 05/26/2021	4,698,229

			111,858,327

		Total Equity Linked Securities (cost $113,053,735)	$111,858,327

Foreign Government Obligations - 1.4%
		Indonesia - 0.6%
		Indonesia Treasury Bond
IDR	75,000,000,000	7.00%, 09/15/2030	5,603,296

		Mexico - 0.4%
		Mexican Bonos
MXN	57,500,000	8.50%, 05/31/2029	3,424,026

		Panama - 0.0%
		Panama Government International Bond
	$395,000	2.25%, 09/29/2032	398,357

		Qatar - 0.3%
		Qatar Government International Bond
	2,320,000	2.38%, 06/02/2021(1)	2,332,760
	250,000	3.38%, 03/14/2024(1)	270,210
	315,000	3.88%, 04/23/2023(1)	337,837

			2,940,807

		Saudi Arabia - 0.1%
		Saudi Government International Bond
	460,000	2.88%, 03/04/2023(1)	480,195

		Total Foreign Government Obligations (cost $12,493,144)	$12,846,681

Municipal Bonds - 0.8%
		Airport - 0.0%
		Broward County, FL, Airport System Rev
	90,000	3.48%, 10/01/2043	93,080
		Dallas-Fort Worth, TX, International Airport Rev
	55,000	3.09%, 11/01/2040	57,035

			150,115

		Education - 0.0%
		Massachusetts School Building Auth
	150,000	3.40%, 10/15/2040	158,464

		General - 0.4%
		Chicago, IL, Transit Auth
	130,000	6.30%, 12/01/2021	135,954
	320,000	6.90%, 12/01/2040	468,410
		City of Sacramento, CA, (AGM Insured)
	140,000	6.42%, 08/01/2023	160,418
		Florida State Board of Administration Finance Co.
	290,000	1.71%, 07/01/2027	299,503
		Kansas, Dev Finance Auth, (AGM Insured)
	220,000	5.37%, 05/01/2026	248,602
		Metropolitan Transportation Auth, NY, Rev
	65,000	6.67%, 11/15/2039	91,765
		New York State Urban Dev Corp. Rev
	520,000	2.10%, 03/15/2022	525,538
		Philadelphia, PA, Auth for Industrial Dev, (NATL Insured)
	575,000	6.55%, 10/15/2028	737,127

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Sales Tax Securitization Corp., IL
$350,000	4.79%, 01/01/2048	$447,884

		3,115,201

	General Obligation - 0.1%
	Chicago, IL, Metropolitan Water Reclamation Dist, GO
130,000	5.72%, 12/01/2038	183,989
	State of Illinois, GO
550,000	5.10%, 06/01/2033	615,516

		799,505

	Higher Education - 0.0%
	University of California
65,000	1.61%, 05/15/2030	65,449

	Power - 0.0%
	New York Utility Debt Securitization Auth
100,000	3.44%, 12/15/2025	104,591

	Transportation - 0.2%
	Foothill-Eastern Transportation Corridor Agency, CA, (AGM Insured)
335,000	3.92%, 01/15/2053	358,222
45,000	4.09%, 01/15/2049	48,789
	Illinois State Toll Highway Auth, Taxable Rev
150,000	6.18%, 01/01/2034	214,938
	Metropolitan Transportation Auth, NY, Rev
350,000	5.18%, 11/15/2049	465,335
20,000	6.20%, 11/15/2026	23,102
	New York and New Jersey Port Auth, Taxable Rev
40,000	5.86%, 12/01/2024	48,265
	Port Auth. of New York & New Jersey
275,000	3.18%, 07/15/2060(12)	278,944

		1,437,595

	Utility - Electric - 0.1%
	Illinois Municipal Electric Agency
375,000	6.83%, 02/01/2035	508,601
	Municipal Electric Auth, GA
232,000	6.64%, 04/01/2057	346,617
63,000	6.66%, 04/01/2057	95,656

		950,874

	Total Municipal Bonds (cost $5,962,797)	$6,781,794

Senior Floating Rate Interests - 8.8%(13)
	Advertising - 0.1%
	Clear Channel Outdoor Holdings, Inc.
413,385	3.71%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	402,662
	E2open, LLC
315,000	0.00%, 10/29/2027(14)	316,279

		718,941

	Aerospace/Defense - 0.1%
	Spirit Aerosystems, Inc.
100,000	6.00%, 01/15/2025, 1 mo. USD LIBOR + 5.250%	$101,250
	TransDigm, Inc.
884,250	2.37%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	868,316

		969,566

	Airlines - 0.1%
	JetBlue Airways Corp.
97,500	6.25%, 06/17/2024, 1 mo. USD LIBOR + 5.250%	100,648
	Mileage Plus Holdings LLC
230,000	6.25%, 06/25/2027, 1 mo. USD LIBOR + 5.250%	244,992
	SkyMiles IP Ltd.
295,000	4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	308,570

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		WestJet Airlines Ltd.
	$371,250	4.00%, 12/11/2026, 3 mo. USD LIBOR + 3.000%	$355,843

			1,010,053

		Asset-Backed - Finance & Insurance - 0.0%
		PAI Holdco, Inc.
	195,000	5.00%, 10/28/2027, 1 mo. USD LIBOR + 4.000%	195,975

		Auto Manufacturers - 0.1%
		Navistar International Corp.
	492,386	3.63%, 11/06/2024, 3 mo. USD LIBOR + 3.500%	491,278

		Auto Parts & Equipment - 0.2%
		Adient U.S. LLC
	322,544	4.39%, 05/06/2024, 3 mo. USD LIBOR + 4.250%	322,544
		Altra Industrial Motion Corp.
	394,990	2.12%, 10/01/2025, 3 mo. USD LIBOR + 2.000%	394,374
		Clarios Global L.P.
	729,681	3.62%, 04/30/2026, 3 mo. USD LIBOR + 3.500%	728,543
		GT Polaris, Inc.
	149,625	5.00%, 09/24/2027, 1 mo. USD LIBOR + 4.000%	150,074
		IAA, Inc.
	169,313	2.38%, 06/28/2026, 3 mo. USD LIBOR + 2.250%	168,889
		Trico Group LLC
	321,552	8.50%, 02/02/2024, 1 mo. USD LIBOR + 7.500%	326,375

			2,090,799

		Beverages - 0.0%
		Refresco Holding B.V.
	123,750	3.47%, 03/28/2025, 3 mo. USD LIBOR + 3.250%	122,410

		Chemicals - 0.2%
		Axalta Coating Systems U.S. Holdings, Inc.
	428,810	2.00%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	427,022
		Hexion, Inc.
	236,400	3.74%, 07/01/2026, 3 mo. USD LIBOR + 3.500%	236,596
		INEOS Styrolution U.S. Holding LLC
	110,000	0.00%, 01/21/2026(14)	109,450
		Nouryon USA LLC
	653,121	3.13%, 10/01/2025, 1 mo. USD LIBOR + 3.000%	649,856
		Tronox Finance LLC
	444,840	3.18%, 09/23/2024, 3 mo. USD LIBOR + 3.000%	444,444
		Univar, Inc.
	99,000	2.12%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	98,489

			1,965,857

		Commercial Services - 1.1%
		AlixPartners LLP
	640,000	0.00%, 01/28/2028(14)	639,200
	638,393	2.62%, 04/04/2024, 1 mo. USD LIBOR + 2.500%	637,308
EUR	147,375	3.25%, 04/04/2024, 3 mo. EURIBOR + 3.250%	178,548
		Allied Universal Holdco LLC
	$375,000	4.37%, 07/10/2026, 1 mo. USD LIBOR + 4.250%	374,824
		Amentum Government Services Holdings LLC
	154,225	3.62%, 01/29/2027, 1 mo. USD LIBOR + 3.500%	152,875
	400,000	5.50%, 01/29/2027, 1 mo. USD LIBOR + 4.750%	401,000
		APX Group, Inc.
	498,744	5.12%, 12/31/2025, 1 mo. USD LIBOR + 4.999%	499,118
		AVSC Holding Corp.
	475,209	6.50%, 10/15/2026, 3 mo. USD LIBOR + 5.500%	417,471
		Belron Finance U.S. LLC
	99,000	2.46%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	98,629
		Biogroup-LCD
EUR	465,000	0.00%, 01/28/2028(14)	563,832
		Blackhawk Network Holdings, Inc.
	$982,368	3.12%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	967,220
		BrightView Landscapes LLC
	248,092	2.63%, 08/15/2025, 3 mo. USD LIBOR + 2.500%	247,548

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Deerfield Dakota Holding LLC
	$656,999	4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	$659,463
		Dun & Bradstreet Corp.
	924,713	3.88%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	926,035
		Gainwell Acquisition Corp.
	250,000	4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	250,470
		KAR Auction Services, Inc.
	187,625	2.44%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	186,452
		Quikrete Holdings, Inc.
	644,622	2.62%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	642,933
		Trans Union LLC
	449,455	1.87%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	448,543
		U.S. Ecology Holdings, Inc.
	158,400	2.62%, 11/01/2026, 3 mo. USD LIBOR + 2.500%	158,202
		Verisure Holding AB
EUR	430,000	0.00%, 01/15/2028	522,113
	575,000	3.50%, 07/20/2026, 3 mo. EURIBOR + 3.500%	698,824
		Vertical Midco GmbH
	100,000	4.25%, 07/30/2027, 3 mo. EURIBOR + 4.250%	121,936

			9,792,544

		Construction Materials - 0.1%
		Advanced Drainage Systems, Inc.
	$63,036	2.44%, 07/31/2026, 1 mo. USD LIBOR + 2.250%	62,957
		Cornerstone Building Brands, Inc.
	491,184	3.88%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	491,184
		CP Atlas Buyer, Inc.
	265,000	5.25%, 11/23/2027, 1 mo. USD LIBOR + 4.500%	265,000
		Hamilton Holdco LLC
	98,734	2.26%, 01/02/2027, 1 mo. USD LIBOR + 2.000%	97,993

			917,134

		Distribution/Wholesale - 0.1%
		American Builders & Contractors Supply Co., Inc.
	740,625	2.12%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	737,433
		SRS Distribution, Inc.
	246,212	3.12%, 05/23/2025, 3 mo. USD LIBOR + 3.000%	244,597

			982,030

		Diversified Financial Services - 0.3%
		Aretec Group, Inc.
	672,982	4.37%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	672,424
		Crown Finance U.S., Inc.
	770,673	2.77%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	604,231
		Nets Holding A/S
EUR	500,000	3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	606,040
		UFC Holdings LLC
	$113,226	4.25%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	113,000
		Victory Capital Holdings, Inc.
	396,138	2.74%, 07/01/2026, 1 mo. USD LIBOR + 2.500%	395,314

			2,391,009

		Electric - 0.0%
		ExGen Renewables LLC
	245,000	3.75%, 12/15/2027, 1 mo. USD LIBOR + 2.750%	246,348

		Energy-Alternate Sources - 0.1%
		Medallion Midland Acquisition LLC
	589,367	4.25%, 10/30/2024, 3 mo. USD LIBOR + 3.250%	584,027

		Engineering & Construction - 0.1%
		Brand Energy & Infrastructure Services, Inc.
	491,094	5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	484,680

		Entertainment - 0.1%
		Banijay Group U.S. Holding, Inc.
	134,663	3.88%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	133,274

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Crown Finance U.S., Inc.
	$143,363	0.00%, 05/23/2024, 1 mo. USD LIBOR + 2.500%(14)	$177,770
		Scientific Games International, Inc.
	494,309	2.87%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	485,352
		SeaWorld Parks & Entertainment, Inc.
	491,071	3.75%, 03/31/2024, 3 mo. USD LIBOR + 3.000%	479,914

			1,276,310

		Food - 0.3%
		Atkins Nutritionals Holdings, Inc.
	133,066	4.75%, 07/07/2024, 1 mo. USD LIBOR + 3.750%	133,399
		B&G Foods, Inc.
	315,617	2.62%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	315,841
		Froneri U.S., Inc.
	498,248	2.37%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	495,413
		Hostess Brands LLC
	736,875	3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	736,138
		U.S. Foods, Inc.
	638,303	1.87%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	631,773
	291,313	2.12%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	286,579

			2,599,143

		Food Service - 0.0%
		Aramark Services, Inc.
	188,575	1.87%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	186,689

		Gas - 0.1%
		Messer Industries USA, Inc.
	589,500	2.75%, 03/01/2026, 3 mo. USD LIBOR + 2.500%	587,861

		Hand/Machine Tools - 0.0%
		Applecaramel Buyer LLC
	269,325	4.50%, 10/19/2027, 1 mo. USD LIBOR + 4.000%	270,184

		Healthcare-Products - 0.1%
		Avantor Funding, Inc.
	685,000	3.50%, 11/08/2027, 1 mo. USD LIBOR + 2.500%	687,000
		Grifols S.A.
EUR	148,500	2.25%, 11/15/2027, 3 mo. EURIBOR + 2.250%	180,063
		Parexel International Corp.
	$486,253	2.81%, 09/27/2024, 3 mo. USD LIBOR + 2.750%(14)	485,431

			1,352,494

		Healthcare-Services - 0.5%
		ADMI Corp.
	345,000	0.00%, 12/23/2027, 1 mo. USD LIBOR + 3.250%(14)	347,415
		Bio Lam LCD SELAS
EUR	545,000	4.75%, 04/25/2026, 3 mo. EURIBOR + 4.750%	660,677
		CPI Holdco LLC
	$99,250	4.37%, 11/04/2026, 1 mo. USD LIBOR + 4.250%	99,332
		Emerald TopCo, Inc.
	158,000	3.71%, 07/24/2026, 1 mo. USD LIBOR + 3.500%	157,724
		Ensemble RCM LLC
	98,750	3.96%, 08/03/2026, 3 mo. USD LIBOR + 3.750%	98,853
		eResearchTechnology, Inc.
	100,000	0.00%, 02/04/2027(14)	100,271
		Gentiva Health Services, Inc.
	149,992	3.38%, 07/02/2025, 1 mo. USD LIBOR + 3.250%	149,804
		MPH Acquisition Holdings LLC
	431,919	3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	431,137
		Pathway Vet Alliance LLC
	37,487	0.00%, 03/31/2027, 1 mo. USD LIBOR + 3.750%(14)	37,464
	458,950	4.12%, 03/31/2027, 1 mo. USD LIBOR + 4.000%	458,666
		PPD, Inc.
	475,000	0.00%, 01/13/2028(14)	476,781
		Surgery Center Holdings, Inc.
	498,711	4.25%, 09/03/2024, 3 mo. USD LIBOR + 3.250%	494,971

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Zelis Payments Buyer, Inc.
$767,250	4.87%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	$767,250

		4,280,345

	Household Products - 0.1%
	Diamond (BC) B.V.
673,265	3.12%, 09/06/2024, 3 mo. USD LIBOR + 3.000%	670,235
	Reynolds Consumer Products LLC
104,845	1.87%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	104,874
	Weber-Stephen Products LLC
265,000	4.00%, 10/30/2027, 1 mo. USD LIBOR + 3.250%	265,596

		1,040,705

	Housewares - 0.1%
	Hayward Industries, Inc.
500,000	0.00%, 08/05/2024, 3 mo. USD LIBOR + 3.500%(14)	497,500

	Insurance - 0.5%
	Acrisure LLC
689,460	3.62%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	684,903
	Asurion LLC
145,000	0.00%, 01/29/2028(14)	146,087
331,141	3.12%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	330,383
601,424	3.37%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	597,918
93,939	6.62%, 08/04/2025, 3 mo. USD LIBOR + 6.500%	93,939
	Hub International Ltd.
884,131	2.97%, 04/25/2025, 1 mo. USD LIBOR + 2.750%	875,882
	Hyperion Insurance Group Ltd.
149,829	4.75%, 11/12/2027	150,204
	NFP Corp.
492,442	3.37%, 02/15/2027, 1 mo. USD LIBOR + 3.250%	488,380
	Ryan Specialty Group LLC
124,688	4.00%, 09/01/2027, 1 mo. USD LIBOR + 3.250%	124,766
	Sedgwick Claims Management Services, Inc.
884,211	3.37%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	877,827
99,500	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	100,091

		4,470,380

	IT Services - 0.1%
	Science Applications International Corp.
156,400	2.37%, 03/12/2027, 1 mo. USD LIBOR + 2.250%	156,449
	Tempo Acquisition LLC
648,573	3.75%, 11/02/2026, 1 mo. USD LIBOR + 3.250%	646,951

		803,400

	Leisure Time - 0.4%
	Caesars Resort Collection LLC
736,709	2.87%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	723,507
374,063	4.62%, 07/21/2025, 1 mo. USD LIBOR + 4.500%	373,595
	Carnival Corp.
278,600	8.50%, 06/30/2025, 1 mo. USD LIBOR + 7.500%	286,437
	Delta (LUX) S.a.r.l.
900,000	3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	891,000
	Golden Entertainment, Inc.
850,000	3.75%, 10/21/2024, 3 mo. USD LIBOR + 3.000%	841,857
	IRB Holding Corp.
240,000	0.00%, 12/15/2027(14)	240,600
	SRAM LLC
138,176	3.75%, 03/15/2024, 3 mo. USD LIBOR + 2.750%	138,090

		3,495,086

	Lodging - 0.1%
	Boyd Gaming Corp.
334,062	2.34%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	332,843

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		CityCenter Holdings LLC
	$491,094	3.00%, 04/18/2024, 3 mo. USD LIBOR + 2.250%	$484,548

			817,391

		Machinery-Construction & Mining - 0.0%
		Pro Mach Group, Inc.
	50,777	3.50%, 03/07/2025, 1 mo. USD LIBOR + 3.500%(14)(15)	52,808
	153,452	4.50%, 03/07/2025, 1 mo. USD LIBOR + 3.500%	151,534

			204,342

		Machinery-Diversified - 0.0%
		Filtration Group Corporation
	$254,363	4.50%, 03/29/2025, 1 mo. USD LIBOR + 3.750%	255,395
		Gardner Denver, Inc.
	179,100	2.87%, 03/01/2027, 1 mo. USD LIBOR + 2.750%	179,011

			434,406

		Media - 0.9%
		Adevinta ASA
EUR	200,000	0.00%, 10/13/2027(14)	243,419
	$100,000	0.00%, 10/13/2027(14)	99,917
		Alliance Laundry Systems LLC
	205,000	4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	205,513
		CSC Holdings LLC
	491,071	2.38%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	487,084
	361,350	2.63%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	359,319
		E.W. Scripps Co.
	498,737	0.00%, 05/01/2026, 1 mo. USD LIBOR + 2.600%(14)	495,620
	100,000	0.00%, 01/07/2028(14)	99,925
		Go Daddy Operating Co. LLC
	388,050	2.62%, 08/10/2027, 1 mo. USD LIBOR + 2.500%	387,728
		Gray Television, Inc.
	425,886	2.64%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	424,822
		Houghton Mifflin Harcourt Publishers, Inc.
	166,250	7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	162,272
		MH Sub LLC
	493,759	4.75%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	494,169
		MTN Infrastructure TopCo, Inc.
	739,009	4.00%, 11/15/2024, 3 mo. USD LIBOR + 3.000%	738,086
		NASCAR Holdings LLC
	96,537	2.87%, 10/19/2026, 3 mo. USD LIBOR + 2.750%	96,461
		Newco Financing Partnership
	320,000	3.63%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	319,920
		Nexstar Broadcasting, Inc.
	595,295	2.89%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	595,211
		Sinclair Television Group, Inc.
	282,143	2.63%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	280,557
		Terrier Media Buyer, Inc.
	301,950	4.37%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	301,724
		UPC Broadband Holding B.V.
EUR	165,000	3.50%, 01/31/2029	200,786
		UPC Financing Partnership
	$320,000	3.63%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	319,920
		Vertical U.S. Newco, Inc.
	528,675	4.48%, 07/30/2027, 1 mo. USD LIBOR + 4.250%	532,788
		Virgin Media Bristol LLC
	410,000	0.00%, 01/31/2029(14)	410,057
		Ziggo Financing Partnership
	500,000	2.63%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	496,665

			7,751,963

		Metal Fabricate/Hardware - 0.1%
		Cardtronics USA, Inc.
	323,375	5.00%, 06/29/2027, 1 mo. USD LIBOR + 4.000%	323,679

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Circor International, Inc.
	$428,056	4.25%, 12/11/2024, 1 mo. USD LIBOR + 3.250%	$422,598

			746,277

		Miscellaneous Manufacturing - 0.2%
		Core & Main L.P.
	690,076	3.75%, 08/01/2024, 3 mo. USD LIBOR + 2.750%	688,006
		Ingersoll-Rand Services Co.
	178,650	1.87%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	177,646
		Tamko Building Products LLC
	281,438	3.37%, 06/01/2026, 3 mo. USD LIBOR + 3.250%	280,734
		USI, Inc.
	491,117	3.25%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	487,433
		Wilsonart LLC
	233,088	4.25%, 12/19/2023, 3 mo. USD LIBOR + 3.250%	232,943

			1,866,762

		Oil & Gas - 0.1%
		NorthRiver Midstream Finance L.P.
	491,206	3.49%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	489,364
		Traverse Midstream Partners LLC
	472,466	6.50%, 09/27/2024, 1 mo. USD LIBOR + 5.500%	464,788

			954,152

		Oil & Gas Services - 0.2%
		Buckeye Partners L.P.
	183,613	2.90%, 11/01/2026, 1 mo. USD LIBOR + 2.750%	183,510
		Lower Cadence Holdings LLC
	477,721	4.12%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	465,520
		UGI Energy Services LLC
	822,475	3.87%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	824,876

			1,473,906

		Packaging & Containers - 0.3%
		Berlin Packaging LLC
	616,637	3.15%, 11/07/2025, 3 mo. USD LIBOR + 3.000%	611,790
		Berry Global, Inc.
	433,400	2.13%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	432,360
		Flex Acquisition Co., Inc.
	495,371	3.24%, 06/29/2025, 3 mo. USD LIBOR + 3.000%	491,844
	321,260	4.00%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	321,109
		Pregis TopCo LLC
	138,600	3.87%, 07/31/2026, 1 mo. USD LIBOR + 3.750%	138,947
		Proampac PG Borrower LLC
	475,000	5.00%, 11/03/2025, 1 mo. USD LIBOR + 4.000%	476,188
		Reynolds Group Holdings, Inc.
	261,650	2.87%, 02/05/2023, 3 mo. USD LIBOR + 2.750%	261,488

			2,733,726

		Pharmaceuticals - 0.3%
		Bausch Health Americas, Inc.
	390,501	3.12%, 06/02/2025, 3 mo. USD LIBOR + 3.000%	390,563
		Catalent Pharma Solutions, Inc.
	314,400	3.25%, 05/18/2026, 3 mo. USD LIBOR + 2.250%	314,793
		Elanco Animal Health, Inc.
	448,090	1.89%, 08/01/2027, 1 mo. USD LIBOR + 1.750%(14)	446,781
		Endo International plc
	491,094	5.00%, 04/29/2024, 3 mo. USD LIBOR + 4.250%	486,797
		Sunshine Luxembourg S.a.r.l.
	653,400	5.00%, 10/01/2026, 1 mo. USD LIBOR + 4.000%	654,851

			2,293,785

		Real Estate - 0.1%
		Belron Finance U.S. LLC
	245,614	2.46%, 11/13/2025, 3 mo. USD LIBOR + 2.500%	244,848
		Boels Topholding B.V.
EUR	260,000	4.00%, 02/06/2027, 3 mo. EURIBOR + 4.000%	315,800

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	VICI Properties LLC
$650,000	1.88%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	$644,943

		1,205,591

	Retail - 0.5%
	B.C. Unlimited Liability Co.
451,569	1.87%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	448,087
	Bass Pro Group LLC
491,117	5.75%, 09/25/2024, 3 mo. USD LIBOR + 5.000%	491,465
	Beacon Roofing Supply, Inc.
785,859	2.37%, 01/02/2025, 3 mo. USD LIBOR + 2.250%	783,022
	Harbor Freight Tools USA, Inc.
714,763	4.00%, 10/19/2027, 1 mo. USD LIBOR + 3.250%	715,120
	IRB Holding Corp.
246,827	3.75%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	246,349
	LBM Acquisition LLC
54,701	0.00%, 12/09/2027(14)(15)	54,756
246,154	0.00%, 12/17/2027, 1 mo. USD LIBOR 3.750%(14)	246,400
	Les Schwab Tire Centers
430,000	4.25%, 11/02/2027, 1 mo. USD LIBOR + 3.500%	430,808
	Michaels Stores, Inc.
523,903	4.25%, 10/01/2027, 1 mo. USD LIBOR + 3.500%	522,594
	Staples, Inc.
492,500	5.21%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	481,419

		4,420,020

	Software - 0.6%
	Athenahealth, Inc.
120,000	0.00%, 02/11/2026(14)	120,000
	CCC Information Services, Inc.
491,094	4.00%, 04/29/2024, 1 mo. USD LIBOR + 3.000%	491,885
	CDW LLC
370,155	1.88%, 10/13/2026, 1 mo. USD LIBOR + 1.750%	371,314
	Change Healthcare Holdings LLC
597,550	3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.250%	597,550
	DCert Buyer, Inc.
322,563	4.12%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	322,966
	Epicor Software Corp.
407,212	4.25%, 07/30/2027, 1 mo. USD LIBOR + 3.250%	408,128
	Hyland Software, Inc.
359,082	4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	360,206
	McAfee LLC
223,340	3.87%, 09/30/2024, 3 mo. USD LIBOR + 3.750%	223,816
	Navicure, Inc.
387,075	4.12%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	386,591
99,750	4.75%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	99,999
	Playtika Holding Corp.
437,000	7.00%, 12/10/2024, 1 mo. USD LIBOR + 6.000%	439,185
	SS&C Technologies, Inc.
558,352	1.87%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	554,796
	Ultimate Software Group, Inc.
513,963	4.00%, 05/04/2026, 1 mo. USD LIBOR + 3.250%	515,797
	Western Digital Corp.
192,777	1.87%, 04/29/2023, 1 mo. USD LIBOR + 1.750%	192,777
	WEX, Inc.
738,371	2.37%, 05/15/2026, 3 mo. USD LIBOR + 2.250%	737,219

		5,822,229

	Telecommunications - 0.4%
	Altice France S.A.
491,117	3.81%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	488,170
	CenturyLink, Inc.
415,800	2.37%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	414,033
	Consolidated Communications, Inc.
129,675	5.75%, 10/02/2027, 1 mo. USD LIBOR + 4.750%	130,544

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Frontier Communications Corp.
	$285,000	5.75%, 10/08/2021, 1 mo. USD LIBOR + 4.750%	$284,732
		LCPR Loan Financing LLC
	160,000	5.13%, 10/15/2026, 1 mo. USD LIBOR + 5.000%	161,250
		Lorca Finco plc
EUR	1,048,617	4.25%, 09/17/2027, 3 mo. EURIBOR + 4.250%	1,278,593
		Telenet Financing USD LLC
	$750,000	2.13%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	743,437
		Zayo Group Holdings, Inc.
	298,414	3.12%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	296,388

			3,797,147

		Textiles - 0.0%
		ASP Unifrax Holdings, Inc.
	245,614	4.00%, 12/12/2025, 3 mo. USD LIBOR + 3.750%	235,175

		Transportation - 0.1%
		Genesee & Wyoming, Inc.
	1,042,125	2.25%, 12/30/2026, 1 mo. USD LIBOR + 2.000%	1,040,822

		Total Senior Floating Rate Interests (cost $79,051,844)	$79,620,442

U.S. Government Agencies - 1.6%
		Mortgage-Backed Agencies - 1.6%
		FHLMC - 1.3%
	$195,000	0.73%, 01/25/2051, SOFR30A + 0.650%(1)(6)	$195,006
	2,970,766	1.33%, 06/25/2030(7)(8)	324,765
	5,587,384	1.43%, 07/25/2030(7)(8)	645,479
	430,448	2.16%, 05/25/2029	456,701
	1,740,000	2.63%, 03/25/2030, 1 mo. USD LIBOR + 2.500%(6)	1,771,057
	323,740	2.78%, 12/25/2029, 1 mo. USD LIBOR + 2.650%(6)	327,343
	1,100,000	3.58%, 10/25/2029, 1 mo. USD LIBOR + 3.450%(6)	1,135,490
	424,581	3.68%, 08/25/2029, 1 mo. USD LIBOR + 3.550%(6)	436,554
	610,000	3.73%, 07/25/2050, 1 mo. USD LIBOR + 3.600%(1)(6)	618,579
	17,103	4.00%, 03/01/2041	18,840
	319,559	4.68%, 10/25/2024, 1 mo. USD LIBOR + 4.550%(6)	327,708
	801,481	4.83%, 03/25/2028, 1 mo. USD LIBOR + 4.700%(6)	829,220
	1,394,116	4.83%, 04/25/2028, 1 mo. USD LIBOR + 4.700%(6)	1,451,847
	234,567	4.88%, 10/25/2024, 1 mo. USD LIBOR + 4.750%(6)	237,960
	198,872	5.13%, 12/25/2028, 1 mo. USD LIBOR + 5.000%(6)	208,817
	1,019,511	5.28%, 11/25/2028, 1 mo. USD LIBOR + 5.150%(6)	1,058,616
	990,425	5.68%, 07/25/2028, 1 mo. USD LIBOR + 5.550%(6)	1,038,666
	896,011	6.48%, 09/25/2028, 1 mo. USD LIBOR + 6.350%(6)	951,580

			12,034,228

		FNMA - 0.2%
	$91,273	0.55%, 10/25/2024, 1 mo. USD LIBOR + 0.400%(6)	$91,094
	300,000	2.78%, 06/01/2026	325,532
	1,126,878	3.00%, 03/25/2053	1,178,448
	150,000	3.07%, 02/01/2025	162,691
	7,428	4.50%, 04/01/2041	8,325

			1,766,090

		GNMA - 0.1%
	$262	6.00%, 11/20/2023	$291
	427	6.00%, 12/20/2023	478
	32	6.00%, 01/20/2024	36
	268	6.00%, 02/20/2024	298
	90	6.00%, 02/20/2026	100
	494	6.00%, 02/20/2027	550
	138	6.00%, 01/20/2028	153
	3,019	6.00%, 02/20/2028	3,364
	5,105	6.00%, 04/20/2028	5,803
	1,834	6.00%, 06/15/2028	2,076
	12,526	6.00%, 07/20/2028	14,239
	11,862	6.00%, 08/20/2028	13,477

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$4,275	6.00%, 10/15/2028	$4,801
14,799	6.00%, 11/15/2028	16,661
12,190	6.00%, 03/20/2029	13,860
12,424	6.00%, 09/20/2029	13,991
18,871	6.00%, 04/20/2030	20,993
2,491	6.00%, 06/20/2030	2,770
1,697	6.00%, 08/15/2034	1,956
20,927	6.50%, 03/15/2028	23,330
2,673	6.50%, 05/15/2028	2,980
3,800	6.50%, 07/15/2028	4,236
6,290	6.50%, 10/15/2028	7,019
559	6.50%, 12/15/2028	624
10,464	6.50%, 01/15/2029	11,665
8,311	6.50%, 02/15/2029	9,302
38,441	6.50%, 03/15/2029	42,914
8,703	6.50%, 04/15/2029	9,701
5,962	6.50%, 05/15/2029	6,734
5,701	6.50%, 06/15/2029	6,356
8,722	6.50%, 02/15/2035	10,158
15,743	7.00%, 11/15/2031	17,615
10,381	7.00%, 03/15/2032	11,646
109,841	7.00%, 11/15/2032	132,327
2,759	7.00%, 01/15/2033	3,242
10,105	7.00%, 05/15/2033	11,843
16,239	7.00%, 07/15/2033	18,744
26,892	7.00%, 11/15/2033	31,666
1,536	8.00%, 12/15/2029	1,554
1,391	8.00%, 04/15/2030	1,450
6,191	8.00%, 05/15/2030	6,281
185	8.00%, 07/15/2030	191
5,407	8.00%, 08/15/2030	5,680
6,643	8.00%, 11/15/2030	6,833
65,791	8.00%, 02/15/2031	72,107

		572,095

	UMBS - 0.0%
$125,000	1.50%, 02/18/2036(16)	$128,100
60,000	1.50%, 03/16/2036(16)	61,378

		189,478

	Total U.S. Government Agencies (cost $14,851,988)	$14,561,891

U.S. Government Securities - 6.9%
	U.S. Treasury Securities - 6.9%
	U.S. Treasury Bonds - 2.5%
$350,000	1.38%, 08/15/2050	$311,554
765,000	1.63%, 11/15/2050	724,240
86,000	2.00%, 02/15/2050	89,101
4,105,000	2.88%, 05/15/2043	4,993,989
12,880,000	3.00%, 08/15/2048(17)	16,212,197

		22,331,081

	U.S. Treasury Notes - 4.4%
1,205,000	0.13%, 05/31/2022	1,205,282
1,450,000	0.13%, 06/30/2022	1,450,340
405,000	0.13%, 05/15/2023	404,842
1,415,000	0.13%, 10/15/2023	1,413,508
2,345,000	0.25%, 05/31/2025	2,334,649
1,300,000	0.25%, 06/30/2025	1,293,449
1,070,000	0.25%, 07/31/2025	1,063,939
4,780,000	0.25%, 08/31/2025	4,750,125
9,620,000	0.25%, 09/30/2025	9,553,111
610,000	0.38%, 11/30/2025	608,666
1,950,000	0.38%, 12/31/2025	1,944,516

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$2,910,000	0.38%, 01/31/2026	$2,900,224
3,065,000	0.63%, 05/15/2030	2,949,584
4,638,000	0.63%, 08/15/2030	4,449,581
1,065,000	0.88%, 11/15/2030	1,043,534
335,000	1.50%, 02/15/2030	349,067
1,880,000	2.13%, 03/31/2024	1,993,241

		39,707,658

	Total U.S. Government Securities (cost $56,609,420)	$62,038,739

Convertible Bonds - 0.7%
	Energy-Alternate Sources - 0.5%
	Atlantica Sustainable Infrastructure Jersey Ltd.
3,259,000	4.00%, 07/15/2025(1)	4,186,602

	Internet - 0.2%
	Booking Holdings, Inc.
2,164,000	0.90%, 09/15/2021	2,358,226

	Total Convertible Bonds (cost $5,493,469)	$6,544,828

Convertible Preferred Stocks - 0.4%
	Diversified Financials - 0.4%
18,485	KKR & Co., Inc. Series C, 6.00%	1,075,273
1,297	Mandatory Exchangeable Trust , 6.50%(1)	2,934,706

	Total Convertible Preferred Stocks (cost $2,221,250)	$4,009,979

	Total Long-Term Investments (cost $834,182,274)	$891,670,017

Short-Term Investments - 2.9%
	Repurchase Agreements - 2.5%
22,571,686	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $22,571,724; collateralized by U.S. Treasury Note at 2.625%, maturing 02/15/2029, U.S. Treasury Inflation Index at 0.250%, maturing 07/15/2029 with a market value of $23,023,223	22,571,686

	Securities Lending Collateral - 0.4%
1,683,195	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(18)	1,683,195
1,456,773	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(18)	1,456,773

		3,139,968

	Total Short-Term Investments (cost $25,711,654)	$25,711,654

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Total Investments Excluding Purchased Options (cost $859,893,928)	101.9%	$917,381,671
Total Purchased Options (cost $7,398,405)	0.8%	$6,919,290

Total Investments (cost $867,292,333)	102.7%	$924,300,961
Other Assets and Liabilities	(2.7)%	(24,006,954)

Total Net Assets	100.0%	$900,294,007

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $190,986,860, representing 21.2% of net assets.

(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2021, the aggregate fair value of these securities was $3,232,278, which represented 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $3,214,411 or 0.4% of net assets.

Period Acquired	Security Name	Shares/Par Value	Total Cost	Market Value
08/2011	Allstar Co.	2,006,600	$872,908	$2,488,184
11/2013	Tory Burch LLC	13,296	1,042,090	726,227

			$1,914,998	$3,214,411

(4)	Investment valued using significant unobservable inputs.
(5)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(6)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2021. Base lending rates may be subject to a floor or cap.
(7)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(8)	Securities disclosed are interest-only strips.
(9)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(10)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(11)	Security is a zero-coupon bond.
(12)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $275,000 at January 31, 2021.

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

(13)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2021.

(14)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(15)

This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2021, the aggregate value of the unfunded commitment was $107,564, which rounds to 0.0% of total net assets.

(16)	Represents or includes a TBA transaction.
(17)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2021, the market value of securities pledged was $553,833.
(18)	Current yield as of period end.

	OTC Option Contracts Outstanding at January 31, 2021
Description	Counter -party	Exercise Price/FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
S&P 500 Index Option		4,000.00	USD	02/19/2021	475 USD	47,500	$85,500	$647,580	$(562,080)

Puts
iShares Russell 2000 ETF		180.00	USD	02/19/2021	2,023 USD	202,300	$258,944	$316,247	$(57,303)
S&P 500 Index Option		3,500.00	USD	02/19/2021	100 USD	10,000	429,600	289,332	140,268
S&P 500 Index Option		3,650.00	USD	03/19/2021	598 USD	59,800	6,145,246	6,145,246	—

Total Puts							$6,833,790	$6,750,825	82,965

Total purchased OTC option contracts							$6,919,290	$7,398,405	$(479,115)

Written option contracts:
Puts
S&P 500 Index Option		3,250.00	USD	03/19/2021	(598)USD	(59,800)	$(2,159,943)	$(2,159,943)	$—

Total written OTC option contracts							$(2,159,943)	$(2,159,943)	$—

Futures Contracts Outstanding at January 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 5-Year Note Future	136	03/31/2021	$17,119,000	$9,855
U.S. Treasury 10-Year Ultra Future	75	03/22/2021	11,537,109	(203,254)

Total				$(193,399)

Short position contracts:
U.S. Treasury 10-Year Note Future	36	03/22/2021	$4,933,125	$24,803
U.S. Treasury Long Bond Future	6	03/22/2021	1,012,312	32,981

Total				$57,784

Total futures contracts				$(135,615)

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

		Foreign Currency Contracts Outstanding at January 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
41,237,586	USD	33,883,000	EUR	CBK	02/26/2021	$97,116	$—
522,528	USD	429,000	EUR	GSC	02/26/2021	1,640	—
Total Foreign Currency Contracts						$98,756	$—

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
GSC	Goldman Sachs & Co.

Currency Abbreviations:
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	United States Dollar

Index Abbreviations:
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
S&P	Standard & Poor’s

Other Abbreviations:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CD	Certificate of Deposit
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CR	Custody Receipts
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
GO	General Obligation
Rev	Revenue

Hartford Multi-Asset Income and Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$5,272,713	$281,703	$4,991,010	$—
Banks	5,506,983	4,154,191	1,352,792	—
Capital Goods	49,831,409	21,964,637	27,866,772	—
Commercial & Professional Services	3,556,524	—	3,556,524	—
Consumer Durables & Apparel	41,657,545	32,733,101	8,924,444	—
Consumer Services	5,184,155	2,799,106	2,385,049	—
Diversified Financials	4,614,106	4,614,106	—	—
Energy	2,916,833	—	2,916,833	—
Food & Staples Retailing	2,866,620	458,919	2,407,701	—
Food, Beverage & Tobacco	21,973,132	7,733,324	14,239,808	—
Health Care Equipment & Services	14,537,923	8,096,161	6,441,762	—
Household & Personal Products	6,942,407	4,675,433	2,266,974	—
Insurance	9,152,539	2,234,940	6,917,599	—
Materials	11,871,171	4,872,417	6,998,754	—
Media & Entertainment	6,001,015	1,842,580	4,158,435	—
Pharmaceuticals, Biotechnology & Life Sciences	20,147,583	12,507,931	7,639,652	—
Real Estate	22,155,125	20,938,017	1,217,108	—
Retailing	13,909,239	6,579,580	6,603,432	726,227
Semiconductors & Semiconductor Equipment	5,945,988	2,482,808	3,463,180	—
Software & Services	15,578,841	13,276,063	2,284,911	17,867
Technology Hardware & Equipment	2,219,226	355,776	1,863,450	—
Telecommunication Services	6,212,646	3,825,730	2,386,916	—
Transportation	7,085,235	4,025,296	3,059,939	—
Utilities	31,293,054	2,445,199	28,847,855	—
Asset & Commercial Mortgage-Backed Securities	144,992,869	—	144,992,869	—
Corporate Bonds	131,982,455	—	131,982,455	—
Equity Linked Securities	111,858,327	—	111,858,327	—
Foreign Government Obligations	12,846,681	—	12,846,681	—
Municipal Bonds	6,781,794	—	6,781,794	—
Senior Floating Rate Interests	79,620,442	—	79,620,442	—
U.S. Government Agencies	14,561,891	—	14,561,891	—
U.S. Government Securities	62,038,739	—	62,038,739	—
Convertible Bonds	6,544,828	—	6,544,828	—
Convertible Preferred Stocks	4,009,979	4,009,979	—	—
Short-Term Investments	25,711,654	3,139,968	22,571,686	—
Purchased Options	6,919,290	6,919,290	—	—
Foreign Currency Contracts(2)	98,756	—	98,756	—
Futures Contracts(2)	67,639	67,639	—	—

Total	$924,467,356	$177,033,894	$746,689,368	$744,094

Liabilities
Futures Contracts(2)	$(203,254)	$(203,254)	$—	$—
Written Options	(2,159,943)	(2,159,943)	—	—

Total	$(2,363,197)	$(2,363,197)	$—	$—

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of the Level 3 assets for the period ended January 31, 2021 is not presented.

Hartford Municipal Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 94.9%
	Alabama - 2.0%
	Birmingham, AL, Airport Auth, (BAM Insured)
$ 500,000	5.00%, 07/01/2030	$661,800
300,000	5.00%, 07/01/2032	392,706
	Jefferson County, AL, Board of Education Special Tax
150,000	5.00%, 02/01/2046	183,230
	State of Alabama, Docks Department, (AGM Insured)
300,000	5.00%, 10/01/2024	344,661
	State of Alabama, Troy University, (BAM Insured)
335,000	5.00%, 11/01/2023	376,225

		1,958,622

	Arizona - 1.0%
	City of Phoenix, AZ, Civic Improvement Corp.
325,000	5.00%, 07/01/2031	404,797
	Maricopa County, AZ, Industrial Dev Auth
100,000	5.00%, 09/01/2042	121,916
	Salt Verde Financial Corp., AZ, Rev
200,000	5.00%, 12/01/2037	291,506
	Tempe, AZ, Industrial Dev Auth
110,000	4.00%, 10/01/2023(1)	110,023

		928,242

	California - 5.4%
	Alameda County, Oakland, CA, Unified School Dist, GO, (AGM Insured)
50,000	4.00%, 08/01/2034	58,546
	California County, CA, Tobacco Securitization Agency
50,000	5.00%, 06/01/2030	68,713
	California Enterprise Dev Auth
195,000	5.00%, 08/01/2045	237,830
	Cathedral City Redev. Agcy. Successor Agency (BAM Insured)
340,000	4.00%, 08/01/2032	411,009
	Cathedral City, CA, Redev Agency Successor Agency
145,000	4.00%, 08/01/2022	152,047
	City of Los Angeles, CA, Department of Airports Rev
1,000,000	4.00%, 05/15/2040	1,220,980
100,000	5.00%, 05/15/2026	118,763
	Elk Grove, CA, Finance Auth Special Tax, (BAM Insured)
45,000	5.00%, 09/01/2032	53,279
	Foothill-Eastern Transportation Corridor Agency.
150,000	5.00%, 01/15/2029(2)	194,593
	Los Angeles County, CA, Metropolitan Transportation Auth
90,000	4.00%, 06/01/2034	104,807
	Orange County, CA, Community Facs Dist Special Tax
100,000	5.00%, 08/15/2023	110,656
150,000	5.00%, 08/15/2033	175,841
	Romoland, CA, School Dist Special Tax
100,000	5.00%, 09/01/2043	115,195
	San Bernardino City, CA, Unified School Dist, GO, (NATL Insured)
100,000	0.00%, 08/01/2027(3)	92,953
	San Francisco, CA, City & County Airport Comm-San Francisco International Airport
350,000	5.00%, 05/01/2043	429,037
	San Joaquin Hills, CA, Transportation Corridor Agency, (NATL Insured)
255,000	0.00%, 01/15/2025(3)	238,468
	State of California, GO
1,000,000	4.00%, 03/01/2036	1,240,540
140,000	4.00%, 11/01/2041	161,112

		5,184,369

	Colorado - 3.6%
	City & County of Denver, CO, Airport System Rev
300,000	5.00%, 12/01/2029	383,217

Hartford Municipal Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	City & County of Denver, CO, Airport System Rev
$ 175,000	5.00%, 12/01/2036	$251,499
	Colorado Health Facs Auth Rev
200,000	4.00%, 12/01/2040	227,634
	Denver, CO, Convention Center Hotel Auth
150,000	5.00%, 12/01/2040	172,349
	Denver, CO, Urban Renewal Auth
100,000	5.25%, 12/01/2039(1)	107,028
	E-470 Public Highway, CO, Auth Rev
45,000	1.13%, 09/01/2039, 1 mo. USD LIBOR + 1.050%(4)	45,025
	Park Creek, CO, Metropolitan Dist Rev
100,000	5.00%, 12/01/2023	112,369
120,000	5.00%, 12/01/2029	153,698
	Regional Transportation Dist.
500,000	4.00%, 07/15/2039	636,490
	State of Colorado
1,000,000	5.00%, 12/15/2033	1,368,140
	Vauxmont, CO, Metropolitan Dist, GO, (AGM Insured)
25,000	5.00%, 12/15/2030	29,183

		3,486,632

	Connecticut - 2.7%
	City of Bridgeport, CT, GO, (BAM Insured)
200,000	5.00%, 07/15/2048	242,144
	Connecticut State Health & Educational Facs Auth
190,000	5.00%, 07/01/2024	211,880
750,000	5.00%, 07/01/2040	949,350
60,000	5.00%, 07/01/2042	70,993
	Hamden, CT, GO, (AGM Insured)
250,000	5.00%, 08/15/2025	298,033
	Hartford, CT, GO, (AGM ST GTD Insured)
50,000	5.00%, 07/01/2027	59,765
	State of Connecticut, GO
160,000	3.00%, 01/15/2023	168,662
170,000	5.00%, 06/15/2026	203,602
	State of Connecticut, Special Tax Rev
250,000	5.00%, 05/01/2033	332,425
	Waterbury, CT, GO
100,000	5.00%, 11/15/2047	120,575

		2,657,429

	District of Columbia - 0.6%
	Dist of Columbia Rev
150,000	5.00%, 07/01/2042	153,294
	Dist of Columbia, GO
150,000	5.00%, 06/01/2032	172,310
	Metropolitan Washington, DC, Airports Auth System Rev
175,000	5.00%, 10/01/2026	217,668

		543,272

	Florida - 4.3%
	Broward County, FL, Airport System Rev
55,000	4.00%, 10/01/2044	63,293
	Broward County, FL, Port Facs Rev
300,000	5.00%, 09/01/2028	381,318
	Capital Projects, FL, Finance Auth
135,000	5.00%, 10/01/2027	157,125
	City of Atlantic Beach, FL, Health Care Facs Auth
70,000	5.00%, 11/15/2048	78,655
	City of Tampa, FL, Rev
45,000	0.00%, 09/01/2036(3)	29,631
50,000	0.00%, 09/01/2038(3)	29,980
	Jacksonville, FL, Sales Tax Rev
200,000	5.00%, 10/01/2030	214,956
	JEA, FL, Electric System Rev
150,000	5.00%, 10/01/2028	191,020

Hartford Municipal Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	JEA, FL, Water & Sewer System Rev
$ 150,000	5.00%, 10/01/2028	$192,592
	Lee County, FL, Airport Rev
125,000	5.00%, 10/01/2032	147,513
100,000	5.00%, 10/01/2033	117,660
	Miami-Dade County, FL, Aviation Rev
15,000	5.00%, 10/01/2029	17,792
15,000	5.00%, 10/01/2031	17,687
20,000	5.00%, 10/01/2032	23,502
20,000	5.00%, 10/01/2033	23,443
	Miami-Dade County, FL, Seaport Department Rev
65,000	5.00%, 10/01/2023	71,594
	Orange County, FL, Convention Center/Orlando
500,000	5.00%, 10/01/2023	561,830
285,000	5.00%, 10/01/2024	333,051
125,000	5.00%, 10/01/2027	160,625
	Orange County, FL, Health Facs Auth
100,000	5.00%, 08/01/2031	110,966
	Palm Beach County, FL, Health Facs Auth
355,000	2.63%, 06/01/2025	361,784
	Polk County, FL, Industrial Dev Auth
240,000	5.00%, 01/01/2029	270,312
	Port St. Lucie, FL, Special Assessment
200,000	4.00%, 07/01/2027	236,184
	Putnam County, FL, Dev Auth
60,000	5.00%, 03/15/2042	72,961
	Seminole County, FL, Industrial Dev Auth
200,000	3.75%, 11/15/2025	194,350
	Volusia County, FL, Educational Facs Auth
70,000	4.00%, 10/15/2035	81,987

		4,141,811

	Georgia - 2.1%
	Appling County, GA, Dev Auth Rev
100,000	1.50%, 01/01/2038(5)	102,974
	Burke County, GA, Dev Auth Rev
280,000	1.50%, 01/01/2040(5)	288,327
165,000	2.25%, 10/01/2032(5)	171,537
125,000	3.00%, 11/01/2045(5)	131,178
	Georgia Housing & Finance Auth Rev
25,000	3.50%, 06/01/2039	26,430
	Main Street Natural Gas, Inc., GA
170,000	5.00%, 05/15/2032	215,997
315,000	5.50%, 09/15/2028	415,324
	Municipal Electric Auth, GA
135,000	5.00%, 01/01/2024	152,892
100,000	5.00%, 01/01/2028	122,362
235,000	5.00%, 01/01/2033	309,241
85,000	5.00%, 01/01/2056	102,718

		2,038,980

	Hawaii - 0.8%
	State of Hawaii Airports System Rev
500,000	4.00%, 07/01/2035	607,085
150,000	5.00%, 07/01/2031	189,303

		796,388

	Illinois - 14.0%
	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO
65,000	0.00%, 01/01/2025(3)	63,292
	Chicago, IL, Board of Education Rev
100,000	5.75%, 04/01/2035	122,584
	Chicago, IL, Board of Education, GO
500,000	0.00%, 12/01/2041	623,360
150,000	5.00%, 12/01/2027	186,771

Hartford Municipal Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Chicago, IL, Board of Education, GO
$ 200,000	5.00%, 12/01/2046	$237,542
200,000	5.25%, 12/01/2023	213,682
140,000	5.25%, 12/01/2039	155,817
	Chicago, IL, Metropolitan Water Reclamation Dist, GO
235,000	5.00%, 12/01/2025	286,044
270,000	5.25%, 12/01/2032	387,193
	Chicago, IL, Midway International Airport Rev
100,000	5.00%, 01/01/2023	107,941
250,000	5.00%, 01/01/2041	272,987
	Chicago, IL, O’Hare International Airport
185,000	5.00%, 01/01/2031	244,966
420,000	5.00%, 01/01/2032	535,938
	Chicago, IL, Transit Auth,(AGM-CR Insured)
100,000	5.00%, 12/01/2044	115,203
175,000	5.00%, 12/01/2045	217,101
250,000	5.00%, 12/01/2046	292,722
160,000	5.25%, 12/01/2024	166,838
	City of Chicago, IL, GO
85,000	5.00%, 01/01/2022	87,453
250,000	5.00%, 01/01/2026	285,595
	City of Decatur, IL, GO, (AGM Insured)
110,000	5.00%, 03/01/2034	131,776
150,000	5.00%, 03/01/2035	179,364
	Cnty. of Cook IL Sales Tax Rev.
225,000	5.00%, 11/15/2029	301,574
	Cook County, IL, Community High School Dist No. 212 Leyden, (BAM Insured)
105,000	5.00%, 12/01/2027	122,866
170,000	5.00%, 12/01/2030	198,574
	Cook County, IL, GO
105,000	5.00%, 11/15/2028	105,200
185,000	5.00%, 11/15/2031	248,757
	Illinois State Finance Auth Rev
45,000	5.00%, 09/01/2021	45,725
150,000	5.00%, 11/15/2030	176,049
115,000	5.00%, 08/15/2033	154,585
245,000	5.00%, 08/15/2035	279,783
150,000	5.00%, 10/01/2041	174,543
230,000	5.00%, 05/15/2050(5)	263,198
	Illinois State Toll Highway Auth, Taxable Rev
300,000	5.00%, 01/01/2030	405,228
100,000	5.00%, 01/01/2031	129,467
	Kane Cook & DuPage Counties, IL, GO
150,000	5.00%, 01/01/2035	168,669
	Kane County, IL, School Dist No. 131 Aurora East Side, GO, (AGM Insured)
75,000	5.00%, 12/01/2025	90,096
130,000	5.00%, 12/01/2026	160,599
	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist, GO
100,000	5.00%, 01/01/2023	109,084
	Kendall Kane & Will Counties, IL, Unified School Dist, GO, (AGM Insured)
935,000	5.00%, 02/01/2025	1,086,412
	Metropolitan Pier & Exposition Auth, IL
105,000	0.00%, 12/15/2042(6)	86,200
200,000	5.00%, 12/15/2045	239,800
	Railsplitter, IL, Tobacco Settlement Auth
200,000	5.00%, 06/01/2023	220,848
70,000	5.00%, 06/01/2027	85,110
	Regional Transportation, IL, Auth Rev
80,000	5.00%, 06/01/2026	91,583
125,000	6.25%, 07/01/2022	135,523
	Sales Tax Securitization Corp., IL Rev
150,000	5.00%, 01/01/2029	187,533
1,000,000	5.00%, 01/01/2037	1,276,130
	State of Illinois, GO

Hartford Municipal Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	State of Illinois, GO
$ 225,000	5.00%, 11/01/2021	$231,250
400,000	5.00%, 11/01/2026	471,732
50,000	5.00%, 02/01/2027	60,003
150,000	5.00%, 11/01/2028	179,025
250,000	5.00%, 05/01/2029	276,277
330,000	5.00%, 10/01/2031	414,978
315,000	5.00%, 12/01/2034	370,175
	University of Illinois, IL, Auxiliary Facs Rev
90,000	5.00%, 04/01/2024	98,436

		13,559,181

	Indiana - 0.8%
	City of Evansville, IN, (FNMA Insured)
83,334	3.00%, 06/01/2034	89,633
	Indiana Housing & Community Dev Auth, (GNMA/FNMA/FHLMC Insured)
230,000	3.00%, 07/01/2051	256,436
	Indiana Housing & Community Dev Auth Rev, (GNMA Insured)
265,000	3.25%, 07/01/2049	290,456
	Indiana Municipal Power Agency
115,000	5.00%, 01/01/2033	143,739

		780,264

	Iowa - 0.0%
	State of Iowa, Finance Auth Rev
45,000	2.88%, 05/15/2049	45,765

	Kentucky - 0.4%
	Kentucky Bond Dev Corp.
225,000	5.00%, 09/01/2035	269,564
	Kentucky Economic Dev Finance Auth, (AGM Insured)
90,000	5.00%, 12/01/2047	95,029

		364,593

	Louisiana - 2.1%
	Louisiana State Local Gov’t Environmental Facs & Community Dev Auth Rev
100,000	5.75%, 11/15/2030	110,900
100,000	6.00%, 11/15/2030	111,999
	Louisiana State Public Facs Auth Rev
100,000	5.00%, 05/15/2035	115,371
100,000	5.00%, 05/15/2047	116,255
40,000	6.38%, 05/15/2031	40,716
	New Orleans, LA, Aviation Board, (AGM Insured)
655,000	5.00%, 01/01/2029	840,915
200,000	5.00%, 01/01/2038	237,326
	Parish of St. John the Baptist, LA
210,000	2.38%, 06/01/2037(5)	219,967
	Regional Transportation Auth, LA, Sales Tax Rev, (AGM Insured)
185,000	5.00%, 01/01/2026	223,541

		2,016,990

	Maryland - 1.2%
	Maryland Health & Higher Educational Facs Auth
50,000	2.88%, 07/01/2023	51,962
	Maryland Stadium Auth, (ST INTERCEPT Insured)
750,000	5.00%, 05/01/2050	1,139,078

		1,191,040

	Massachusetts - 2.9%
	Massachusetts Dev Finance Agency, Rev, (AGM Insured)
250,000	5.00%, 10/01/2021	257,462
115,000	5.00%, 07/15/2022(1)	120,609
100,000	5.00%, 07/01/2034	116,322
150,000	5.00%, 07/01/2048	178,271
	Massachusetts Educational Financing Auth Rev
175,000	5.00%, 07/01/2024	201,141

Hartford Municipal Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Massachusetts Educational Financing Auth Rev
$ 500,000	5.00%, 01/01/2025	$583,670
	Massachusetts Housing Finance Agency
330,000	3.15%, 06/01/2023	348,140
300,000	3.30%, 06/01/2024	322,524
	Massachusetts State Dev Finance Agency
145,000	5.00%, 07/01/2037	178,353
150,000	5.00%, 07/01/2044	179,295
100,000	5.00%, 10/01/2047(1)	109,808
	Massachusetts State, Port Auth Rev
200,000	4.00%, 07/01/2046	224,870

		2,820,465

	Michigan - 2.7%
	City of Detroit, MI, GO
45,000	5.00%, 04/01/2021	45,277
85,000	5.00%, 04/01/2022	88,295
	Ecorse, MI, Public School Dist, GO, (Q-SBLF Insured)
450,000	5.00%, 05/01/2027	569,007
	Great Lakes, MI, Water Auth Water Supply System Rev
150,000	5.00%, 07/01/2046	178,629
	Lansing, MI, School Dist, GO, (Q-SBLF Insured)
250,000	5.00%, 05/01/2037	321,482
	Michigan Finance Auth Rev
165,000	5.00%, 11/01/2034	211,530
100,000	5.00%, 07/01/2035	116,490
100,000	5.00%, 05/15/2038	116,120
	Michigan State Hospital Finance Auth
90,000	5.00%, 11/15/2047	115,156
	New Haven, MI, Community Schools, GO, (Q-SBLF Insured)
300,000	5.00%, 05/01/2032	395,877
	Richmond, MI, Community Schools, GO, (Q-SBLF Insured)
255,000	5.00%, 05/01/2030	336,944
	State of Michigan Rev
50,000	5.00%, 03/15/2027	63,246
	Wayne County, MI, Airport Auth Rev
35,000	5.00%, 12/01/2030	42,082

		2,600,135

	Minnesota - 0.8%
	Duluth, MN, Independent School Dist No. 709 , (SD CRED PROG Insured)
20,000	4.00%, 02/01/2027	22,989
250,000	5.00%, 02/01/2024	281,662
	Freddie Mac Multifamily, MN, Certificates
79,091	2.54%, 06/25/2037	86,572
	Minneapolis-St. Paul, MN, Metropolitan Airports Commission
100,000	5.00%, 01/01/2031	120,165
	St. Francis, MN, Independent School Dist No. 15, GO, (SD CRED PROG Insured)
200,000	4.00%, 02/01/2029	213,216

		724,604

	Mississippi - 1.0%
	Mississippi Home Corp., (GNMA/FNMA/FHLMC Insured)
80,000	3.00%, 12/01/2050(2)	89,190
	State of Mississippi
200,000	5.00%, 10/15/2022	214,848
170,000	5.00%, 10/15/2026	207,832
400,000	5.00%, 10/15/2037	493,788

		1,005,658

	Missouri - 1.2%
	Bi-State Dev Agency of the Missouri-Illinois Metropolitan Dist
250,000	4.00%, 10/01/2036	299,170
	City of St. Louis, MO, Airport Rev
165,000	5.00%, 07/01/2031	208,055

Hartford Municipal Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Kansas City, MO, Industrial Dev Auth
$ 200,000	5.00%, 03/01/2039	$247,192
	Kirkwood, MO, Industrial Dev Auth Retirement Community
100,000	5.25%, 05/15/2032	111,887
100,000	5.25%, 05/15/2050	108,325
	St. Louis County, MO, Industrial Dev Auth
200,000	5.00%, 09/01/2023	217,386

		1,192,015

	Montana - 0.3%
	Montana Board of Housing Rev, (FHA INS HUD VA Insured)
110,000	4.25%, 12/01/2045	123,074
	Montana Facs Finance Auth Rev
150,000	5.00%, 02/15/2033	181,651

		304,725

	Nebraska - 1.7%
	Central Plains, NE, Energy Project
300,000	5.00%, 09/01/2025	357,576
295,000	5.00%, 09/01/2042	445,893
	Nebraska Investment Finance Auth (GNMA/FNMA/FHLMC Insured)
495,000	3.00%, 09/01/2045(2)	551,806
	Washington County, NE, Rev
300,000	0.90%, 09/01/2030(5)	305,823

		1,661,098

	Nevada - 1.5%
	City of North Las Vegas, NV
100,000	3.50%, 06/01/2023	102,878
	City of Reno, NV, Sales Tax Rev, (AGM Insured)
150,000	5.00%, 06/01/2033	182,910
	City of Sparks, NV
40,000	2.50%, 06/15/2024(1)	40,362
	Clark County, NV, Airport Rev
140,000	5.00%, 07/01/2026	152,023
	Clark County, NV, School Dist, GO, (AGM Insured)
250,000	4.00%, 06/15/2036	303,463
225,000	5.00%, 06/15/2028	277,846
100,000	5.00%, 06/15/2029	125,915
	Las Vegas, NV, New Convention Center Auth Rev
250,000	5.00%, 07/01/2043	299,485

		1,484,882

	New Hampshire - 1.3%
	New Hampshire Business Finance Auth.
1,000,000	4.00%, 01/01/2051(2)	1,098,400
	New Hampshire Health and Education Facs Auth Act Rev
70,000	5.00%, 08/01/2059	113,213

		1,211,613

	New Jersey - 1.3%
	New Jersey Economic Dev Auth
175,000	5.00%, 06/15/2023	193,758
	New Jersey Educational Facs Auth Rev, (AGM Insured)
40,000	4.00%, 07/01/2050	46,185
	New Jersey Health Care Facs Financing Auth Rev
50,000	5.25%, 07/01/2026	51,061
	New Jersey Transportation Trust Fund Auth
65,000	5.00%, 12/15/2023	73,403
70,000	5.00%, 12/15/2024	81,799
	New Jersey Turnpike Auth Rev, (AGM Insured)
350,000	5.25%, 01/01/2026	431,672
	State of New Jersey, GO
230,000	5.00%, 06/01/2026	282,958

Hartford Municipal Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Tobacco Settlement Financing Corp., NJ
$ 90,000	5.00%, 06/01/2029	$117,155

		1,277,991

	New Mexico - 0.2%
	City of Santa Fe, NM, Rev
205,000	5.00%, 05/15/2039	226,412

	New York - 17.1%
	Brookhaven, NY, Local Dev Corp.
405,000	1.63%, 11/01/2025	414,048
	City of New York, NY, GO
1,800,000	0.01%, 08/01/2040(5)	1,800,000
650,000	0.04%, 04/01/2042(5)	650,000
750,000	5.00%, 08/01/2030	1,019,040
125,000	5.00%, 03/01/2039	161,967
	City of New York, NY, Rev
140,000	4.00%, 11/01/2035	172,032
	Long Island, NY, Power Auth Rev
500,000	0.85%, 09/01/2050(5)	504,085
	Metropolitan Transportation Auth, NY, Rev
1,240,000	5.00%, 03/01/2022	1,300,016
650,000	5.00%, 11/15/2023	702,975
200,000	5.00%, 11/15/2033	255,534
500,000	5.00%, 11/15/2034(5)	559,070
300,000	5.00%, 11/15/2036	363,909
500,000	5.00%, 11/15/2045	624,490
400,000	5.00%, 11/15/2052	482,264
100,000	5.25%, 11/15/2027	125,950
100,000	5.25%, 11/15/2036	122,697
	New York City Industrial Dev Agency, (AGM Insured)
100,000	5.00%, 03/01/2030	133,097
	New York City Transitional Finance Auth, Future Tax Secured Rev
125,000	4.00%, 05/01/2035	153,888
215,000	4.00%, 05/01/2040	259,101
265,000	5.00%, 11/01/2032	360,058
	New York Liberty Dev Corp.
250,000	5.00%, 11/15/2044(1)	271,302
	New York State Dormitory Auth Rev
1,870,000	0.04%, 07/01/2031(5)	1,870,000
450,000	4.00%, 02/15/2037	540,922
150,000	5.00%, 03/15/2031	180,762
	New York State Liberty Dev Corp. Rev
100,000	5.25%, 10/01/2035	145,939
	New York State Urban Dev Corp. Rev
500,000	5.00%, 03/15/2032	679,125
	New York Transportation Dev Corp.
100,000	5.00%, 12/01/2025	119,132
	New York Transportation Dev Corp. Rev
110,000	5.00%, 12/01/2022	118,956
100,000	5.00%, 07/01/2046	112,517
	Port Auth of New York & New Jersey Rev
300,000	5.00%, 11/01/2038	380,358
	State of New York Mortgage Agency
300,000	3.25%, 10/01/2024	325,314
300,000	3.25%, 04/01/2025	317,865
750,000	3.25%, 10/01/2050	839,295
205,000	3.50%, 10/01/2032	223,803
	Syracuse, NY, Industrial Dev Agency
110,000	5.00%, 01/01/2031	114,959
50,000	5.00%, 01/01/2033	52,005
	TSASC, Inc., NY
100,000	5.00%, 06/01/2023	110,692

		16,567,167

Hartford Municipal Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	North Carolina - 0.6%
	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge
$ 100,000	2.88%, 10/01/2026	$100,597
250,000	5.00%, 01/01/2031	277,690
30,000	5.00%, 01/01/2039	32,460
120,000	5.00%, 01/01/2044	135,179

		545,926

	Ohio - 2.4%
	Allen County, OH, Hospital Facs Rev
50,000	5.00%, 12/01/2035	65,973
	American Municipal Power, Inc., OH Rev
200,000	4.00%, 02/15/2036	223,910
	Buckeye, OH, Tobacco Settlement Finance Auth
750,000	0.00%, 06/01/2057(3)	119,677
730,000	5.00%, 06/01/2055	850,611
	Cleveland, OH, Airport System Rev, (AGM Insured)
60,000	5.00%, 01/01/2022	62,261
55,000	5.00%, 01/01/2023	59,532
	Cleveland, OH, Department of Public Utilities, (AGM Insured)
150,000	5.00%, 11/15/2030	192,862
	Southern Ohio Port Auth Rev
500,000	6.50%, 12/01/2030(1)	539,505
	State of Ohio, GO
140,000	5.00%, 06/15/2036	184,194

		2,298,525

	Oklahoma - 0.4%
	Oklahoma Dev Finance Auth
340,000	1.63%, 07/06/2023	340,741
35,000	5.25%, 08/15/2048	41,574
35,000	5.50%, 08/15/2057	41,785

		424,100

	Oregon - 1.4%
	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis, GO, (School Bond Guaranty Insured)
55,000	5.00%, 06/15/2038(6)	69,837
	Columbia County, OR, School Dist No. 502, GO, (SCH BD GTY Insured)
480,000	0.00%, 06/15/2050(3)	225,917
	Marion County, OR, School Dist No. 15 North Marion, GO, (School Bond Guaranty Insured)
40,000	0.00%, 06/15/2037(3)	24,572
	Multnomah & Clackamas Counties, OR, School Dist No. 10JT Gresham-Barlow, GO, (School Bond Guaranty Insured)
35,000	0.00%, 06/15/2038(3)	22,126
	Salem Hospital Facs Auth, OR
55,000	5.00%, 05/15/2025	62,446
	Salem-Keizer, OR, School Dist No. 24J, GO, (SCH BD GTY Insured)
150,000	0.00%, 06/15/2022(6)	156,838
	State of Oregon Housing & Community Services Department
500,000	3.00%, 01/01/2052	556,215
105,000	4.50%, 01/01/2049	116,293
	Umatilla County, OR, School Dist No. 8R Hermiston, GO, (SCH BD GTY Insured)
210,000	0.00%, 06/15/2038(3)	137,237

		1,371,481

	Pennsylvania - 2.5%
	Allegheny County, PA, Port Auth Rev
150,000	5.25%, 03/01/2021	150,612
	City of Philadelphia, PA, GO
300,000	5.00%, 02/01/2039	377,178

Hartford Municipal Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	City of Philadelphia, PA, Redev Auth
$ 160,000	5.00%, 04/15/2025	$185,626
	Commonwealth Finance Auth, PA
150,000	5.00%, 06/01/2027	189,769
	Erie, PA, City School Dist, GO, (AGM ST AID WITHHLDG Insured)
195,000	5.00%, 04/01/2029	255,951
	Harrisburg, PA, School Dist, GO, (AGM ST AID WITHHLDG Insured)
90,000	5.00%, 11/15/2026	112,497
	Lancaster County, PA, Hospital Auth
100,000	5.13%, 07/01/2037	108,423
	Montgomery County, PA, Industrial Dev Auth Rev
100,000	5.00%, 12/01/2025	114,440
	Pennsylvania Housing Finance Agency
175,000	4.75%, 04/01/2033	192,829
	Pennsylvania Turnpike Commission Rev
90,000	5.00%, 12/01/2031	109,895
145,000	5.00%, 12/01/2037	157,963
	Philadelphia, PA, School Dist, GO, (ST AID WITHHLDG Insured)
250,000	4.00%, 09/01/2036	294,640
	Pittsburgh, PA, Water & Sewer Auth, (AGM Insured)
50,000	5.00%, 09/01/2033	65,323
	Wilkes-Barre Area, PA, School Dist, GO, (BAM State Aid Withholding Insured)
75,000	5.00%, 04/15/2059	92,802

		2,407,948

	Puerto Rico - 0.7%
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
400,000	4.33%, 07/01/2040	442,116
175,000	5.00%, 07/01/2058	199,099

		641,215

	Rhode Island - 1.8%
	Rhode Island Commerce Corp. Rev
340,000	5.00%, 05/15/2030	453,791
	Rhode Island Health & Educational Building Corp., (AGM MUN GOVT GTD Insured)
80,000	5.00%, 05/15/2028	100,210
	Rhode Island Housing & Mortgage Finance Corp.
35,000	4.00%, 10/01/2032	35,731
935,000	4.00%, 10/01/2048	1,038,682
	Rhode Island Student Loan Auth
130,000	3.00%, 12/01/2024	134,983

		1,763,397

	South Carolina - 0.7%
	South Carolina Jobs-Economic Dev Auth
150,000	5.00%, 05/01/2028	192,706
	South Carolina State Public Service Auth
200,000	4.00%, 12/01/2035	245,024
50,000	5.00%, 12/01/2031	58,400
50,000	5.00%, 12/01/2034	58,169
100,000	5.00%, 12/01/2050	116,760

		671,059

	South Dakota - 0.5%
	South Dakota Housing Dev Auth
285,000	4.00%, 11/01/2049	321,973
	South Dakota Housing Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
100,000	3.00%, 11/01/2051(2)	111,498

		433,471

	Tennessee - 1.0%
	Chattanooga, TN, Health Educational & Housing Facs Board Rev
300,000	5.00%, 08/01/2039	376,827

Hartford Municipal Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Shelby County, TN, Health Educational & Housing Facs Board Rev
$ 150,000	5.00%, 09/01/2025(1)	$154,066
	Tennessee Energy Acquisition Corp.
200,000	5.25%, 09/01/2026	247,082
	Tennessee Housing Dev Agency
130,000	3.50%, 01/01/2047	140,004

		917,979

	Texas - 5.8%
	Arlington, TX, Higher Education Finance Corp. Rev, (PSF-GTD Insured)
150,000	4.00%, 08/15/2030	171,149
250,000	5.00%, 02/15/2027	315,492
	Austin, TX, Airport System Rev
200,000	5.00%, 11/15/2031	229,106
	Austin, TX, Independent School Dist, GO, (PSF-GTD Insured)
100,000	4.00%, 08/01/2033	121,281
	Central Texas Turnpike System Rev
250,000	5.00%, 08/15/2042	281,108
	City of San Antonio, TX, Airport System Rev
210,000	5.00%, 07/01/2026	257,716
	City of San Antonio, TX, Electric & Gas Systems Rev
165,000	1.75%, 02/01/2049(5)	173,623
	Conroe, TX, Independent School Dist, GO, (PSF-GTD Insured)
250,000	3.00%, 02/15/2036	288,317
	Dallas-Fort Worth, TX, International Airport Rev
750,000	5.00%, 11/01/2033	1,002,067
	El Paso, TX, Independent School Dist, GO, (PSF-GTD Insured)
150,000	5.00%, 08/15/2027	187,571
	Harris County - Houston, TX, Sports Auth Rev
400,000	5.00%, 11/15/2033	435,188
	Harris County, TX, Toll Road Auth
110,000	5.00%, 08/15/2031	141,187
	Keller, TX, Independent School Dist, GO, (PSF-GTD Insured)
290,000	4.00%, 02/15/2037	353,501
	Kerrville, TX, Health Facs Dev Corp.
75,000	5.00%, 08/15/2023	82,912
	Lower Colorado River, TX, Auth Rev
150,000	5.00%, 05/15/2040	174,198
	New Hope, TX, Cultural Education Facs Finance Corp.
100,000	5.00%, 11/01/2031	109,509
	North Texas Tollway Auth Rev
130,000	5.00%, 01/01/2031	168,080
	Northside, TX, Independent School Dist, GO, (PSF-GTD Insured)
250,000	4.00%, 08/15/2034	303,830
	SA Energy Acquisition, TX, Public Facs Corp. Rev
245,000	5.50%, 08/01/2022	263,676
	Texas Municipal Gas Acquisition & Supply Corp. Rev
250,000	5.25%, 12/15/2025	305,295
	Texas Transportation Commission
60,000	0.00%, 08/01/2038(3)	31,929
	Wylie, TX, Independent School Dist, GO, (PSF-GTD Insured)
200,000	4.00%, 08/15/2036	246,076

		5,642,811

	Utah - 0.7%
	Salt Lake City, UT, Corp. Airport Rev
275,000	5.00%, 07/01/2029	342,963
	Salt Lake County, UT, (AMBAC Insured)
175,000	5.13%, 02/15/2033	202,419
	State of Utah, GO
110,000	3.00%, 07/01/2034	126,157

		671,539

	Virginia - 0.7%
	Arlington County, VA, Industrial Dev Auth Rev
65,000	5.00%, 07/01/2030	87,948

Hartford Municipal Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	Virginia State Small Business Financing Auth Rev
$ 500,000	4.00%, 01/01/2039		$568,595

			656,543

	Washington - 1.3%
	Port of Seattle, WA
140,000	5.00%, 05/01/2028		176,170
	Washington State Health Care Facs Auth Rev
115,000	5.00%, 01/01/2026		137,442
500,000	5.00%, 09/01/2040		654,130
145,000	5.38%, 01/01/2040		159,268
	Washington State Housing Finance Commission
150,000	5.00%, 01/01/2039(1)		165,206

			1,292,216

	Wisconsin - 1.4%
	Public Finance Auth, WI , (AGM Insured)
500,000	4.00%, 07/01/2059		550,620
200,000	5.00%, 10/01/2043(1)		217,084
95,000	5.00%, 10/01/2044		115,821
150,000	5.00%, 07/01/2048		175,921
	Wisconsin Center Dist, WI
100,000	0.00%, 12/15/2029(3)		87,494
	Wisconsin Health & Educational Facs Auth
155,000	5.00%, 11/01/2024		166,644
45,000	5.00%, 11/01/2025		49,057

			1,362,641

	Total Municipal Bonds (cost $86,948,138)		$91,871,194

Short-Term Investments - 4.7%
	Repurchase Agreements - 4.7%
4,573,931	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $4,573,939; collateralized by U.S. Treasury Bond at 3.000%, maturing 05/15/2047, with a market value of $4,665,520		4,573,931

	Total Short-Term Investments (cost $4,573,931)		$4,573,931

	Total Investments (cost $91,522,069)	99.6%	$96,445,125
	Other Assets and Liabilities	0.4%	396,725

	Total Net Assets	100.0%	$96,841,850

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $1,834,993, representing 1.9% of net assets.

(2)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $2,026,434 at January 31, 2021.
(3)	Security is a zero-coupon bond.
(4)	Variable rate security; the rate reported is the coupon rate in effect at January 31, 2021. Base lending rates may be subject to a floor or cap.
(5)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

Hartford Municipal Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Currency Abbreviations:
USD	United States Dollar
Other Abbreviations:
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Corp.
CR	Custody Receipts
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
LIBOR	London Interbank Offered Rate
MBIA	Municipal Bond Insurance Associaton
ST GTD	State Guaranteed
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Redev	Redevelopment
Rev	Revenue
VA	Veterans Administration

Hartford Municipal Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$91,871,194	$—	$91,871,194	$—
Short-Term Investments	4,573,931	—	4,573,931	—

Total	$96,445,125	$—	$96,445,125	$—

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.

The Hartford Municipal Opportunities Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 94.4%
	Alabama - 2.2%
	Alabama Federal Aid Highway Finance Auth
$ 1,615,000	5.00%, 09/01/2026	$1,739,678
1,250,000	5.00%, 09/01/2034	1,570,813
	Birmingham, AL, Water Works Board Water Rev
1,415,000	5.00%, 01/01/2029	1,773,816
	Jefferson County, AL, Board of Education Special Tax
3,000,000	5.00%, 02/01/2042	3,694,710
	Jefferson County, AL, GO
2,660,000	5.00%, 04/01/2024	3,040,087
	Lower Alabama Gas Dist
9,855,000	4.00%, 12/01/2050(1)	11,420,762
4,000,000	5.00%, 09/01/2031	5,404,800
	State of Alabama, Docks Department, (AGM Insured)
230,000	5.00%, 10/01/2024	264,240
1,000,000	5.00%, 10/01/2032	1,216,110
	State of Alabama, Troy University, (BAM Insured)
1,000,000	5.00%, 11/01/2025	1,204,750
1,250,000	5.00%, 11/01/2026	1,548,825
1,620,000	5.00%, 11/01/2027	2,059,231

		34,937,822

	Alaska - 0.2%
	CIVICVentures, AK, Rev
2,000,000	5.00%, 09/01/2025	2,243,480
1,000,000	5.00%, 09/01/2026	1,117,570

		3,361,050

	Arizona - 0.3%
	City of Phoenix, AZ, Civic Improvement Corp.
2,000,000	4.00%, 07/01/2038	2,308,280
	Sundance, AZ, Community Facs Dist
66,000	7.13%, 07/01/2027(2)	66,071
	Tempe, AZ, Industrial Dev Auth
2,200,000	4.00%, 10/01/2023(2)	2,200,462

		4,574,813

	California - 7.0%
	Alameda County, Oakland, CA, Unified School Dist, GO, (AGM Insured)
475,000	4.00%, 08/01/2034	556,187
1,000,000	4.00%, 08/01/2036	1,165,270
	Bay Area, CA, Toll Auth
11,700,000	2.25%, 04/01/2045(1)	11,863,800
	California County, CA, Tobacco Securitization Agency
1,050,000	5.00%, 06/01/2022	1,097,218
150,000	5.00%, 06/01/2030	206,137
300,000	5.00%, 06/01/2032	407,070
500,000	5.00%, 06/01/2033	673,850
	California Enterprise Dev Auth
1,250,000	5.00%, 08/01/2035	1,566,762
1,075,000	5.00%, 08/01/2055	1,295,902
	California State Communities Dev Auth Rev
365,000	5.00%, 10/01/2022	384,440
1,000,000	5.63%, 10/01/2032	1,090,420
	California State Health Facs Finance Auth Rev
1,000,000	5.00%, 02/01/2029	1,241,220
	California State Public Works Board
2,000,000	5.25%, 10/01/2023	2,068,880
	California State, GO Taxable
18,840,000	0.02%, 05/01/2033(1)	18,840,000
3,000,000	5.00%, 08/01/2029	3,747,060
	Cathedral City, CA, Redevelopment Agency (BAM Insured)
1,000,000	4.00%, 08/01/2034	1,198,740
	City of Los Angeles, CA, Department of Airports
4,000,000	4.00%, 05/15/2035	4,957,280

The Hartford Municipal Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	City of Los Angeles, CA, Department of Airports
$ 1,000,000	5.00%, 05/15/2029	$1,268,810
	Elk Grove, CA, Finance Auth Special Tax (BAM Insured)
315,000	5.00%, 09/01/2031	373,266
910,000	5.00%, 09/01/2032	1,077,422
	Fresno, CA, Unified School Dist, GO
2,600,000	0.00%, 08/01/2031(3)	2,004,782
	Hemet, CA, Unified School Dist Financing Auth Special Tax
1,440,000	5.00%, 09/01/2030	1,642,363
1,535,000	5.00%, 09/01/2031	1,746,584
	Inglewood, CA, Redevelopment Agency (BAM Insured)
1,000,000	5.00%, 05/01/2028	1,247,930
1,000,000	5.00%, 05/01/2029	1,237,400
	Long Beach, CA, Finance Auth Natural Gas
5,225,000	1.60%, 11/15/2027, 3 mo. USD LIBOR + 1.450%(4)	5,322,342
	Oakland, CA, Airport Rev
500,000	5.00%, 05/01/2023	529,490
2,000,000	5.00%, 05/01/2026	2,023,400
	Orange County, CA, Community Facs Dist Special Tax
980,000	5.00%, 08/15/2034	1,120,424
1,000,000	5.00%, 08/15/2036	1,164,010
2,500,000	5.00%, 08/15/2041	2,881,325
	Rancho Cucamonga, CA, Redevelopment Agency Successor Agency(AGM)
1,000,000	5.00%, 09/01/2029	1,155,650
	Romoland, CA, School Dist Special Tax
2,000,000	5.00%, 09/01/2048	2,287,420
	San Diego, CA, Redevelopment Agency Successor Agency
60,000	5.25%, 09/01/2026	60,243
	San Diego, CA, United School Dist, GO
805,000	4.00%, 07/01/2034	922,522
865,000	4.00%, 07/01/2035	989,803
	San Francisco, CA, City & County Airport Comm-San Francisco International Airport
1,400,000	5.00%, 05/01/2042	1,697,556
8,650,000	5.00%, 05/01/2043	10,603,343
	Santa Margarita, CA, Water Dist Special Tax
475,000	4.25%, 09/01/2021	483,911
485,000	5.00%, 09/01/2022	516,210
475,000	5.00%, 09/01/2023	524,547
480,000	5.00%, 09/01/2024	529,690
480,000	5.00%, 09/01/2025	529,027
2,065,000	5.00%, 09/01/2028	2,346,046
	Southern California Public Power Auth
10,000,000	0.01%, 07/01/2036(1)	10,000,000
	State of California, GO
2,315,000	4.00%, 11/01/2041	2,664,102
	Stockton, CA, Redevelopment Agency, (AGM Insured)
1,500,000	5.00%, 09/01/2029	1,822,185

		113,132,039

	Colorado - 2.4%
	Arapahoe County, CO, School Dist No. 6 Littleton, GO (ST AID WITHHLDG Insured)
1,230,000	5.50%, 12/01/2032	1,653,157
1,655,000	5.50%, 12/01/2034	2,211,229
	City & County of Denver, CO, Airport System Rev
7,985,000	5.00%, 12/01/2029	10,199,959
1,000,000	5.00%, 12/01/2034	1,401,770
1,575,000	5.00%, 12/01/2036	2,263,495
	Colorado Health Facs Auth Rev
1,320,000	4.00%, 12/01/2040	1,502,384
6,665,000	5.00%, 08/01/2044	8,243,139
	Denver, CO, Convention Center Hotel Auth
1,470,000	5.00%, 12/01/2031	1,727,397
	Denver, CO, Urban Renewal Auth
1,440,000	5.25%, 12/01/2039(2)	1,541,203

The Hartford Municipal Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	E-470 Public Highway, CO, Auth Rev
$ 1,930,000	1.13%, 09/01/2039, 1 mo. USD LIBOR + 1.050%(4)	$1,931,062
	Park Creek, CO, Metropolitan Dist Rev
2,000,000	5.00%, 12/01/2029	2,376,400
1,195,000	5.00%, 12/01/2033	1,503,991
	Regional, CO, Transportation Dist
1,035,000	5.00%, 07/15/2031	1,377,078
	Vauxmont, CO, Metropolitan Dist, GO (AGM Insured)
230,000	5.00%, 12/15/2023	257,375
125,000	5.00%, 12/15/2025	148,556
50,000	5.00%, 12/15/2026	59,193
225,000	5.00%, 12/15/2030	262,643
160,000	5.00%, 12/15/2032	185,846

		38,845,877

	Connecticut - 2.7%
	City of Bridgeport, CT, GO, (AGM Insured)
6,500,000	5.00%, 08/15/2025	7,754,154
	Connecticut Housing Finance Auth Rev
5,000,000	3.00%, 11/15/2050	5,498,150
240,000	4.00%, 11/15/2044	249,110
825,000	4.00%, 11/15/2045	875,300
1,395,000	4.00%, 05/15/2047	1,535,825
	Connecticut State Health & Educational Facs Auth
440,000	5.00%, 07/01/2027	525,254
430,000	5.00%, 07/01/2028	521,594
1,125,000	5.00%, 07/01/2029	1,425,623
720,000	5.00%, 07/01/2030	877,702
545,000	5.00%, 07/01/2031	673,795
	Hartford, CT, GO, (AGM ST GTD Insured)
950,000	5.00%, 07/01/2027	1,135,535
	New Britain, CT, GO, (AGM Insured)
1,500,000	5.00%, 03/01/2031	1,835,055
	New Haven, CT, GO, (AGM Insured)
2,600,000	5.00%, 08/01/2024	2,989,714
	State of Connecticut, GO
3,090,000	3.00%, 01/15/2023	3,257,293
470,000	5.00%, 04/15/2022	497,439
250,000	5.00%, 03/15/2024	286,413
1,450,000	5.00%, 03/15/2025	1,723,687
750,000	5.00%, 05/15/2025	897,060
2,425,000	5.00%, 06/15/2026	3,009,837
2,500,000	5.00%, 04/15/2029	3,134,575
	State of Connecticut, Special Tax Rev
1,000,000	5.00%, 05/01/2032	1,338,880
750,000	5.00%, 05/01/2033	997,275
	Waterbury, CT, GO
405,000	5.00%, 11/15/2031	505,967
1,000,000	5.00%, 11/15/2032	1,243,940

		42,789,177

	District of Columbia - 0.1%
	Dist of Columbia Rev
735,000	5.00%, 07/01/2032	770,258
270,000	5.00%, 07/01/2037	279,110
	Metropolitan Washington, DC, Airports Auth System Rev
755,000	5.00%, 10/01/2028	981,756

		2,031,124

	Florida - 5.2%
	Broward County, FL, Airport System Rev
2,175,000	4.00%, 10/01/2044	2,502,947
285,000	5.00%, 10/01/2021	293,604
1,250,000	5.00%, 10/01/2024	1,453,300
	Broward County, FL, Port Facs Rev
2,830,000	5.00%, 09/01/2028	3,597,100

The Hartford Municipal Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Capital Projects, FL, Finance Auth
$ 1,315,000	5.00%, 10/01/2027	$1,530,515
1,000,000	5.00%, 10/01/2028	1,177,160
	Capital Trust Agency, FL, MF Rev (FNMA Insured)
1,953,481	2.77%, 09/01/2027	2,026,092
	City of Atlantic Beach, FL, Health Care Facs Auth
1,430,000	5.00%, 11/15/2048	1,606,805
	City of Tampa, FL, Rev
1,000,000	0.00%, 09/01/2036(3)	658,470
1,000,000	0.00%, 09/01/2038(3)	599,600
	Escambia County, FL, Health Facs Auth Rev
2,065,000	4.00%, 08/15/2050	2,372,293
	Florida Dev Finance Corp.
350,000	5.00%, 04/01/2023	380,825
500,000	5.00%, 04/01/2024	563,690
200,000	5.00%, 04/01/2025	232,996
	Gainesville, FL, Utilities System Rev
3,380,000	5.00%, 10/01/2047	4,328,901
	Greater Orlando, FL, Aviation Auth
2,040,000	5.00%, 10/01/2024	2,100,486
5,000,000	5.00%, 10/01/2033	6,501,400
5,000,000	5.00%, 10/01/2034	6,483,750
	Magnolia Creek, FL, Community Dev Dist Capital Improvement
500,000	5.90%, 05/01/2039*	90,000
	Manatee County, FL, School Dist (AGM Insured)
1,000,000	5.00%, 10/01/2030	1,237,420
	Miami Beach, FL, Redevelopment Agency
1,000,000	5.00%, 02/01/2026	1,133,350
	Miami-Dade County, FL, Aviation Rev
1,000,000	5.00%, 10/01/2024	1,075,130
2,500,000	5.00%, 10/01/2026	2,693,125
530,000	5.00%, 10/01/2027	613,687
	Orange County, FL, Convention Center/Orlando
1,000,000	5.00%, 10/01/2024	1,168,600
1,520,000	5.00%, 10/01/2025	1,843,198
	Orange County, FL, Health Facs Auth
1,190,000	5.00%, 08/01/2024	1,341,689
1,280,000	5.00%, 08/01/2025	1,438,656
1,350,000	5.00%, 08/01/2026	1,513,215
	Osceola County, FL, Transportation Rev
1,330,000	0.00%, 10/01/2031(3)	1,055,501
1,000,000	0.00%, 10/01/2032(3)	761,840
	Palm Beach County, FL, Health Facs Auth
6,265,000	2.63%, 06/01/2025	6,384,724
825,000	6.75%, 06/01/2024	896,841
1,000,000	6.80%, 06/01/2025	1,087,180
	Polk County, FL, Industrial Dev Auth
1,750,000	5.00%, 01/01/2039	1,933,978
4,850,000	5.00%, 01/01/2055	5,300,904
	Port St. Lucie, FL, Special Assessment
3,000,000	4.00%, 07/01/2028	3,524,100
3,000,000	4.00%, 07/01/2029	3,510,990
	Putnam County, FL, Dev Auth
1,150,000	5.00%, 03/15/2042	1,398,423
	Seminole County, FL, Industrial Dev Auth
3,330,000	3.75%, 11/15/2025	3,235,927
	Volusia County, FL, Educational Facs Auth
60,000	4.00%, 10/15/2035	70,274
55,000	4.00%, 10/15/2036	64,197
750,000	4.00%, 10/15/2037	872,858
750,000	4.00%, 10/15/2038	870,503

		83,526,244

	Georgia - 2.4%
	Burke County, GA, Dev Auth Rev

The Hartford Municipal Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Burke County, GA, Dev Auth Rev
$ 4,995,000	1.50%, 01/01/2040(1)	$5,143,551
1,740,000	2.05%, 10/01/2032(1)	1,763,525
2,665,000	2.25%, 10/01/2032(1)	2,770,587
4,450,000	3.00%, 11/01/2045(1)	4,669,919
	Main Street Natural Gas, Inc., GA
2,150,000	4.00%, 08/01/2049(1)	2,434,187
	Main Street Natural Gas, Inc., GA
4,165,000	5.00%, 05/15/2032	5,291,924
	Municipal Electric Auth, GA
1,170,000	5.00%, 01/01/2022	1,220,251
1,000,000	5.00%, 11/01/2022	1,081,660
1,075,000	5.00%, 01/01/2024	1,170,503
6,420,000	5.00%, 01/01/2028	7,866,536
740,000	5.00%, 01/01/2031	987,286
1,100,000	5.00%, 01/01/2032	1,459,865
515,000	5.00%, 01/01/2033	677,699
1,700,000	5.00%, 01/01/2056	2,054,365

		38,591,858

	Hawaii - 0.1%
	State of Hawaii Airports System Rev
2,000,000	5.00%, 08/01/2022	2,116,740

	Illinois - 16.1%
	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO
530,000	0.00%, 01/01/2025(3)	516,072
765,000	0.00%, 01/01/2027(3)	724,463
	Chicago, IL, Board of Education Rev
1,000,000	5.00%, 04/01/2046	1,177,420
715,000	6.00%, 04/01/2046	874,023
	Chicago, IL, Board of Education, GO
2,500,000	0.00%, 12/01/2025(3)	2,337,150
1,030,000	5.00%, 12/01/2022	1,109,784
600,000	5.00%, 12/01/2023	668,772
1,000,000	5.00%, 12/01/2024	1,164,760
1,600,000	5.00%, 12/01/2032	2,028,688
2,470,000	5.00%, 12/01/2033	3,119,215
6,460,000	5.00%, 12/01/2034	7,913,468
1,510,000	5.00%, 12/01/2042	1,591,616
3,760,000	5.00%, 12/01/2046	4,465,790
	Chicago, IL, Metropolitan Water Reclamation Dist, GO
3,500,000	5.00%, 12/01/2027	4,364,465
2,530,000	5.00%, 12/01/2031	2,626,823
1,700,000	5.25%, 12/01/2032	2,437,885
	Chicago, IL, O’Hare International Airport
3,705,000	5.00%, 01/01/2031	4,905,939
6,295,000	5.00%, 01/01/2032	8,276,666
	Chicago, IL, Transit Auth
1,000,000	4.00%, 12/01/2050	1,153,920
1,250,000	4.00%, 12/01/2055	1,436,813
415,000	5.00%, 06/01/2025	490,318
8,250,000	5.00%, 12/01/2046	9,659,842
1,000,000	5.00%, 12/01/2055	1,241,360
800,000	5.25%, 12/01/2027	834,192
5,000,000	5.25%, 12/01/2028	5,213,700
	City of Chicago, IL, GO, (NATL Insured)
325,000	0.00%, 01/01/2026(3)	298,743
215,000	5.00%, 01/01/2022	221,205
65,000	5.00%, 01/01/2023	69,981
2,000,000	5.00%, 01/01/2024	2,220,360
	City of Chicago, IL, Wastewater Transmission Rev
1,000,000	5.00%, 01/01/2028	1,162,290
2,500,000	5.00%, 01/01/2029	2,903,625
	City of Chicago, IL, Waterworks Rev
135,000	5.00%, 11/01/2023	145,862

The Hartford Municipal Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	City of Chicago, IL, Waterworks Rev
$ 1,000,000	5.00%, 11/01/2027	$1,237,620
1,020,000	5.00%, 11/01/2028	1,167,696
1,205,000	5.00%, 11/01/2029	1,291,350
	Cook County, IL, Community Consolidated School Dist No. 15, GO
3,465,000	5.00%, 12/01/2024	4,064,688
	Cook County, IL, Community High School Dist No. 212 Leyden (BAM Insured)
1,775,000	5.00%, 12/01/2026	2,083,673
310,000	5.00%, 12/01/2027	362,747
1,000,000	5.00%, 12/01/2034	1,165,180
	Cook County, IL, GO
1,000,000	5.00%, 11/15/2026	1,250,620
4,300,000	5.00%, 11/15/2027	5,338,278
2,940,000	5.00%, 11/15/2031	3,953,212
	County of Cook, IL, Sales Tax Rev
1,000,000	5.00%, 11/15/2030	1,367,110
1,690,000	5.00%, 11/15/2031	2,292,823
	Illinois State Finance Auth Rev
240,000	5.00%, 09/01/2022	255,917
1,000,000	5.00%, 10/01/2023	1,108,980
1,000,000	5.00%, 11/15/2023	1,127,430
5,000,000	5.00%, 02/15/2027	6,330,250
700,000	5.00%, 10/01/2028	843,073
1,000,000	5.00%, 11/15/2028	1,184,250
2,650,000	5.00%, 11/15/2031	3,107,257
1,420,000	5.00%, 08/15/2033	1,908,792
2,500,000	5.00%, 11/15/2033	2,920,000
2,135,000	5.00%, 11/15/2034	2,484,030
1,045,000	5.00%, 08/15/2035	1,396,026
3,035,000	5.00%, 05/15/2050(1)	3,473,072
	Illinois State Toll Highway Auth, Taxable Rev
1,000,000	5.00%, 01/01/2027	1,086,480
2,500,000	5.00%, 01/01/2031	3,163,275
10,000,000	5.00%, 01/01/2044	12,543,400
	Kane Cook & DuPage Counties, IL, GO
4,200,000	5.00%, 01/01/2031	4,735,752
1,700,000	5.00%, 01/01/2034	1,913,690
1,700,000	5.00%, 01/01/2035	1,911,582
	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist No. 300, GO
1,875,000	5.00%, 01/01/2027	2,209,481
2,000,000	5.00%, 01/01/2029	2,547,740
	Kendall Kane & Will Counties, IL, Unified School Dist, GO, (AGM Insured)
1,150,000	5.00%, 02/01/2025	1,338,439
4,000,000	5.00%, 02/01/2026	4,796,440
1,665,000	5.00%, 02/01/2034	1,989,325
	Metropolitan Pier & Exposition Auth, IL, (NATL Insured)
4,000,000	0.00%, 12/15/2024(3)	3,805,840
2,000,000	0.00%, 06/15/2027(3)	1,831,780
3,895,000	0.00%, 12/15/2042(5)	3,197,600
1,000,000	5.00%, 12/15/2035	1,138,390
	Railsplitter, IL, Tobacco Settlement Auth
1,000,000	5.00%, 06/01/2026	1,223,190
1,940,000	5.00%, 06/01/2027	2,358,749
1,000,000	5.50%, 06/01/2023	1,017,940
	Regional Transportation, IL, Auth Rev
600,000	5.00%, 06/01/2035	723,096
8,775,000	6.00%, 07/01/2024	9,791,145
3,525,000	6.00%, 07/01/2031	4,823,821
	Sales Tax Securitization Corp., IL Rev
2,560,000	5.00%, 01/01/2029	3,276,786
5,545,000	5.00%, 01/01/2030	7,186,023
	State of Illinois, GO
7,100,000	5.00%, 11/01/2021	7,297,238
3,500,000	5.00%, 11/01/2024	3,942,820
1,500,000	5.00%, 08/01/2025	1,587,510

The Hartford Municipal Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	State of Illinois, GO
$ 3,500,000	5.00%, 11/01/2025	$4,042,745
1,985,000	5.00%, 02/01/2026	2,201,365
2,000,000	5.00%, 10/01/2026	2,385,700
6,540,000	5.00%, 11/01/2026	7,712,818
1,200,000	5.00%, 02/01/2027	1,440,060
2,715,000	5.00%, 11/01/2028	3,240,352
5,480,000	5.00%, 10/01/2031	6,891,155
950,000	5.00%, 05/01/2033	1,038,265
5,240,000	5.00%, 12/01/2034	6,157,838
835,000	5.38%, 05/01/2023	918,216
	State of Illinois, Sales Tax Rev
1,185,000	5.00%, 06/15/2024	1,304,815
545,000	6.50%, 06/15/2022	560,636

		258,400,781

	Indiana - 1.1%
	City of Evansville, IN, (FNMA Insured)
1,990,214	3.00%, 06/01/2034	2,140,654
	Indiana Housing & Community Dev Auth, (GNMA/FNMA/FHLMC Insured)
2,275,000	3.00%, 07/01/2051	2,536,488
	Indiana Housing & Community Dev Auth Rev, (GNMA Insured)
1,860,000	3.25%, 07/01/2049	2,038,672
	Indiana Municipal Power Agency
1,050,000	5.00%, 01/01/2032	1,318,244
870,000	5.00%, 01/01/2033	1,087,413
180,000	5.00%, 01/01/2034	224,258
	Indiana State Finance Auth Hospital Rev
1,000,000	5.00%, 12/01/2029	1,156,590
	Indiana State Finance Auth Rev
1,625,000	5.00%, 03/01/2023	1,737,938
	Indianapolis, IN, Local Public Improvement Bond Bank
1,000,000	5.00%, 01/01/2029	1,113,090
1,000,000	5.00%, 01/01/2031	1,190,420
	Richmond, IN, Hospital Auth Rev
775,000	5.00%, 01/01/2035	868,147
	Whiting, IN, Environmental Facs Rev
2,000,000	5.00%, 03/01/2046(1)	2,196,140

		17,608,054

	Iowa - 0.1%
	Iowa Student Loan Liquidity Corp.
180,000	5.00%, 12/01/2022	195,243
650,000	5.00%, 12/01/2024	756,561
	State of Iowa, Finance Auth Rev
990,000	2.88%, 05/15/2049	1,006,820

		1,958,624

	Kansas - 0.2%
	Wyandotte County-Kansas City, KS, System Rev
1,000,000	5.00%, 09/01/2025	1,161,750
1,390,000	5.00%, 09/01/2028	1,658,131

		2,819,881

	Kentucky - 1.3%
	County of Trimble, KY
4,750,000	1.30%, 09/01/2044(1)	4,814,790
	Kentucky Bond Dev Corp.
1,000,000	5.00%, 09/01/2032	1,224,610
1,100,000	5.00%, 09/01/2033	1,333,090
1,200,000	5.00%, 09/01/2034	1,441,272
1,025,000	5.00%, 09/01/2035	1,228,011
	Kentucky Economic Dev Finance Auth, (AGM Insured)
2,910,000	5.00%, 12/01/2047	3,072,611

The Hartford Municipal Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Kentucky Public Energy Auth
$ 4,000,000	4.00%, 01/01/2049(1)	$4,502,120
	Louisville & Jefferson County, KY, Metropolitan Gov’t Rev Catholic Health Initiatives
2,600,000	5.00%, 12/01/2023	2,765,386

		20,381,890

	Louisiana - 1.4%
	Louisiana State Local Gov’t Environmental Facs & Community Dev Auth Rev
975,000	5.75%, 11/15/2030	1,081,275
1,155,000	6.00%, 11/15/2030	1,293,588
1,750,000	6.00%, 11/15/2035	1,927,380
	Louisiana State, GO
4,000,000	5.00%, 12/01/2031	4,682,000
	New Orleans, LA, Aviation Board
750,000	5.00%, 01/01/2026	903,420
500,000	5.00%, 01/01/2027	617,390
1,250,000	5.00%, 01/01/2034	1,420,713
710,000	5.00%, 01/01/2035	848,116
	Parish of St. John the Baptist, LA
3,740,000	2.38%, 06/01/2037(1)	3,917,500
	Regional Transportation Auth, LA, Sales Tax Rev , (AGM Insured)
1,815,000	5.00%, 01/01/2026	2,193,119
1,220,000	5.00%, 01/01/2027	1,508,018
	Shreveport, LA, Water & Sewer Rev(AGM Insured)
2,000,000	5.00%, 12/01/2027	2,404,080

		22,796,599

	Maine - 0.2%
	Finance Auth of Maine Rev, (AGM Insured)
225,000	5.00%, 12/01/2021	233,573
1,000,000	5.00%, 12/01/2023	1,122,190
	Maine State Housing Auth Rev
1,970,000	4.00%, 11/15/2050	2,248,991

		3,604,754

	Maryland - 0.3%
	Howard County, MD, Special Obligation
500,000	4.00%, 02/15/2028(2)	532,210
	Maryland Health & Higher Educational Facs Auth
1,620,000	2.88%, 07/01/2023	1,683,569
	State of Maryland, GO
1,840,000	5.00%, 03/15/2028	2,342,743

		4,558,522

	Massachusetts - 1.4%
	Massachusetts Dev Finance Agency, Rev
1,000,000	4.00%, 10/01/2024(2)	1,097,120
1,000,000	4.00%, 10/01/2025(2)	1,096,950
635,000	4.00%, 10/01/2026(2)	696,106
165,000	4.00%, 07/15/2036	192,982
1,720,000	5.00%, 07/01/2028	2,043,188
1,850,000	5.00%, 07/01/2029	2,250,132
3,350,000	5.00%, 07/01/2030	4,037,505
955,000	5.00%, 07/01/2031	1,184,744
855,000	5.00%, 07/01/2035	1,018,510
2,180,000	5.00%, 07/01/2043	2,634,792
	Massachusetts Educational Financing Auth Rev
500,000	5.00%, 01/01/2025	583,670
1,030,000	5.00%, 07/01/2026	1,255,467
1,050,000	5.00%, 07/01/2027	1,305,213
	Massachusetts Housing Finance Agency
400,000	2.90%, 06/01/2022	411,600
500,000	3.10%, 06/01/2023	526,910
900,000	3.15%, 06/01/2023	949,473

The Hartford Municipal Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Massachusetts Housing Finance Agency
$ 400,000	3.25%, 06/01/2024	$430,196
	Massachusetts School Building Auth
200,000	5.00%, 11/15/2030	250,048

		21,964,606

	Michigan - 2.4%
	City of Detroit, MI, GO
1,260,000	5.00%, 04/01/2021	1,267,749
	Great Lakes, MI, Water Auth Water Supply System Rev
5,000,000	5.00%, 07/01/2029	6,160,000
	Lincoln Park, MI, School Dist, GO (Q-SBLF Insured)
1,200,000	5.00%, 05/01/2030	1,596,828
	Michigan Finance Auth Rev
1,000,000	5.00%, 07/01/2027	1,195,390
1,000,000	5.00%, 07/01/2028	1,190,090
1,000,000	5.00%, 07/01/2029	1,145,720
2,700,000	5.00%, 10/01/2030	3,134,538
2,555,000	5.00%, 06/01/2033	2,945,276
1,000,000	5.00%, 06/01/2034	1,152,750
915,000	5.00%, 11/01/2034	1,173,030
1,000,000	5.00%, 11/01/2035	1,275,930
1,000,000	5.00%, 11/01/2036	1,272,050
1,000,000	5.00%, 11/01/2038	1,263,230
	Michigan State Building Auth Rev
1,000,000	5.00%, 04/15/2027	1,255,370
	Michigan State Hospital Finance Auth
1,505,000	4.00%, 11/15/2031	1,812,366
345,000	4.00%, 11/15/2032	412,982
2,075,000	5.00%, 11/15/2047	2,654,983
	Michigan State Housing Dev Auth
2,885,000	4.25%, 12/01/2049	3,253,848
	Richmond, MI, Community Schools, GO, (Q-SBLF Insured)
1,375,000	5.00%, 05/01/2030	1,816,856
	State of Michigan Rev
370,000	5.00%, 03/15/2027	468,021
	Wayne County, MI, Airport Auth Rev
2,465,000	5.00%, 12/01/2030	2,899,988

		39,346,995

	Minnesota - 0.5%
	Duluth, MN, Independent School Dist No. 709, (SD CRED PROG Insured)
2,935,000	3.00%, 02/01/2021	2,935,000
1,180,000	4.00%, 02/01/2027	1,356,327
	Freddie Mac Multifamily, MN, Certificates
1,992,096	2.54%, 06/25/2037	2,180,528
	Minnesota Housing Finance Agency Rev, (GNMA/FNMA/FHLMC Insured)
410,000	1.45%, 07/01/2024	420,988
475,000	1.55%, 07/01/2025	490,908
	St. Francis, MN, Independent School Dist No. 15, GO, (SD CRED PROG Insured)
315,000	4.00%, 02/01/2029	335,815
365,000	4.00%, 02/01/2030	388,878
750,000	4.00%, 02/01/2031	798,743

		8,907,187

	Mississippi - 0.7%
	Mississippi Dev Bank, Special Obligation (BAM Insured)
1,970,000	5.00%, 10/01/2033	2,490,100
	Mississippi Home Corp., (GNMA/FNMA/FHLMC Insured)
780,000	3.00%, 12/01/2050(6)	869,599
	State of Mississippi
1,000,000	5.00%, 10/15/2025	1,194,200
2,450,000	5.00%, 10/15/2029	2,870,346
1,000,000	5.00%, 10/15/2036	1,237,660

The Hartford Municipal Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	State of Mississippi
$ 1,600,000	5.00%, 10/15/2037	$1,975,152

		10,637,057

	Missouri - 0.9%
	City of St. Louis, MO, Airport Rev
540,000	5.00%, 07/01/2030	684,903
1,000,000	5.00%, 07/01/2032	1,237,910
1,000,000	5.00%, 07/01/2047	1,199,980
	Kansas City, MO, Industrial Dev Auth
1,065,000	5.00%, 03/01/2030	1,356,874
1,000,000	5.00%, 03/01/2031	1,268,720
490,000	5.00%, 03/01/2032	618,875
	Kirkwood, MO, Industrial Dev Auth Retirement Community
5,400,000	5.25%, 05/15/2042	5,893,776
	St. Louis County, MO, Industrial Dev Auth
1,255,000	5.00%, 09/01/2026	1,463,054
	Stone Canyon, MO, Community Improvement Dist Rev
1,000,000	5.75%, 04/01/2027*	260,000

		13,984,092

	Montana - 0.3%
	Montana Board of Housing
2,300,000	4.00%, 12/01/2043	2,521,536
	Montana Facs Finance Auth Rev
2,500,000	5.00%, 02/15/2028	3,094,625

		5,616,161

	Nebraska - 1.4%
	Central Plains, NE, Energy Project
1,000,000	5.00%, 09/01/2022	1,072,390
210,000	5.00%, 09/01/2025	250,303
3,325,000	5.00%, 09/01/2028	4,259,491
4,595,000	5.00%, 09/01/2042	6,945,343
	Nebraska Investment Finance Auth (GNMA/FNMA/FHLMC Insured)
4,930,000	3.00%, 09/01/2045(6)	5,495,767
	Washington County, NE, Rev
4,300,000	0.90%, 09/01/2030(1)	4,383,463

		22,406,757

	Nevada - 1.5%
	City of North Las Vegas, NV
475,000	4.50%, 06/01/2039	515,708
740,000	4.63%, 06/01/2043	802,893
990,000	4.63%, 06/01/2049	1,067,071
	City of Reno, NV, Sales Tax Rev
250,000	5.00%, 06/01/2024	277,010
250,000	5.00%, 06/01/2026	291,258
	City of Sparks, NV
695,000	2.50%, 06/15/2024(2)	701,297
	Clark County, NV, School Dist, GO
1,500,000	5.00%, 06/15/2021	1,526,340
830,000	5.00%, 06/15/2026	1,002,316
1,000,000	5.00%, 06/15/2028	1,267,100
6,460,000	5.00%, 06/15/2029	8,402,100
1,500,000	5.00%, 06/15/2031	1,998,855
	Las Vegas, NV, New Convention Center Auth Rev
1,900,000	5.00%, 07/01/2029	2,219,675
400,000	5.00%, 07/01/2031	443,124
365,000	5.00%, 07/01/2032	403,467
300,000	5.00%, 07/01/2033	330,936
475,000	5.00%, 07/01/2034	523,274
750,000	5.00%, 07/01/2043	898,455
	Las Vegas, NV, Special Improvement Dist
300,000	5.00%, 06/01/2027	328,599
330,000	5.00%, 06/01/2028	360,683

The Hartford Municipal Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Las Vegas, NV, Special Improvement Dist
$ 570,000	5.00%, 06/01/2029	$621,380
	Nevada State, GO
10,000	5.00%, 03/01/2026	10,985

		23,992,526

	New Hampshire - 0.2%
	New Hampshire Business Finance Auth
920,000	4.00%, 01/01/2041(6)	1,021,467
	New Hampshire Health and Education Facs Auth Act Rev
1,715,000	5.00%, 08/01/2059	2,773,721

		3,795,188

	New Jersey - 1.8%
	City of Atlantic City, NJ, GO, (BAM ST AID WITHHLDG Insured)
250,000	5.00%, 03/01/2021	250,885
400,000	5.00%, 03/01/2022	418,836
	City of Bayonne, NJ, GO, (AGM School Bond Reserve Fund Insured)
705,000	0.00%, 07/01/2023(3)	696,427
	New Jersey Economic Dev Auth
1,000,000	5.00%, 09/01/2021	1,003,760
565,000	5.00%, 03/01/2023	592,855
1,200,000	5.00%, 06/15/2023	1,328,628
	New Jersey Educational Facs Auth Rev, (AGM Insured)
830,000	4.00%, 07/01/2050	958,335
	New Jersey Higher Education Student Assistance Auth
1,420,000	5.00%, 12/01/2025	1,708,814
1,000,000	5.00%, 12/01/2026	1,234,100
	New Jersey Transportation Trust Fund Auth, (AGM Insured)
5,000,000	0.00%, 12/15/2032(3)	4,169,300
1,500,000	5.00%, 06/15/2021	1,526,685
1,000,000	5.00%, 12/15/2023	1,129,280
1,610,000	5.00%, 12/15/2024	1,881,382
	New Jersey Turnpike Auth Rev
3,365,000	4.00%, 01/01/2042(6)	4,045,066
	State of New Jersey, GO
3,440,000	5.00%, 06/01/2026	4,232,060
	Tobacco Settlement Financing Corp., NJ
2,870,000	5.00%, 06/01/2029	3,735,936

		28,912,349

	New Mexico - 0.1%
	City of Santa Fe, NM, Rev
1,045,000	5.00%, 05/15/2049	1,140,231

	New York - 12.5%
	Brookhaven, NY, Local Dev Corp.
6,470,000	1.63%, 11/01/2025	6,614,540
	City of New York, NY, GO
4,900,000	5.00%, 08/01/2026	6,105,106
2,190,000	5.00%, 08/01/2032	2,838,503
1,250,000	5.00%, 08/01/2033	1,612,075
2,445,000	5.00%, 08/01/2034	3,142,314
2,250,000	5.00%, 03/01/2038	2,927,677
	Long Island, NY, Power Auth Rev
7,500,000	0.85%, 09/01/2050(1)	7,561,275
	Metropolitan Transportation Auth, NY, Rev
370,000	0.00%, 11/15/2027(3)	331,398
16,355,000	5.00%, 03/01/2022	17,146,582
1,000,000	5.00%, 11/15/2030	1,304,720
1,025,000	5.00%, 11/15/2032	1,318,201
4,000,000	5.00%, 11/15/2034(1)	4,472,560
845,000	5.00%, 11/15/2036	1,025,010
8,005,000	5.00%, 11/15/2045(1)	10,053,960
1,000,000	5.00%, 11/15/2045	1,248,980
5,755,000	5.00%, 11/15/2052	6,938,573

The Hartford Municipal Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	New York and New Jersey Port Auth, Taxable Rev
$ 2,750,000	5.00%, 10/15/2025	$3,187,525
	New York City Industrial Dev Agency, (AGM Insured)
1,180,000	5.00%, 03/01/2030	1,570,545
	New York City Transitional Finance Auth, Future Tax Secured Rev
1,875,000	4.00%, 05/01/2035	2,308,313
5,250,000	5.00%, 11/01/2031	7,175,122
2,345,000	5.00%, 11/01/2032	3,186,175
2,995,000	5.00%, 05/01/2036	3,863,161
	New York City, NY, Housing Dev Corp.
1,335,000	4.50%, 02/15/2048	1,404,794
	New York City, NY, Transitional Finance Auth Building Aid Rev, (ST AID WITHHLDG Insured)
1,000,000	5.00%, 07/15/2026	1,220,790
	New York City, NY, Transitional Finance Auth Future Tax Secured Rev
2,000,000	4.00%, 11/01/2036	2,378,380
1,525,000	4.00%, 11/01/2037	1,805,905
3,460,000	4.00%, 05/01/2038	4,191,271
	New York Liberty Dev Corp.
3,375,000	5.00%, 11/15/2044(2)	3,662,584
	New York Mortgage Agency
355,000	3.50%, 10/01/2034	369,921
	New York State Dormitory Auth Rev
11,030,000	0.04%, 07/01/2031(1)	11,030,000
1,670,000	5.00%, 03/15/2022	1,679,770
2,500,000	5.00%, 03/15/2030	2,953,450
2,500,000	5.00%, 03/15/2031	3,086,925
2,500,000	5.00%, 03/15/2033	3,071,450
3,800,000	5.00%, 03/15/2035	4,869,662
4,000,000	5.00%, 03/15/2043	4,859,000
	New York State Liberty Dev Corp. Rev
2,300,000	5.15%, 11/15/2034(2)	2,549,527
	New York State Thruway Auth Rev
1,000,000	4.00%, 01/01/2037	1,118,240
	New York State Urban Dev Corp. Rev
2,235,000	5.00%, 03/15/2022	2,357,500
3,315,000	5.00%, 03/15/2023	3,656,611
1,000,000	5.00%, 03/15/2026	1,099,880
	New York Transportation Dev Corp. Rev
1,350,000	5.00%, 12/01/2023	1,507,680
265,000	5.00%, 12/01/2025	315,700
1,000,000	5.00%, 12/01/2029	1,307,960
1,000,000	5.00%, 12/01/2030	1,329,920
1,000,000	5.00%, 12/01/2031	1,330,560
	Port Auth of New York & New Jersey Rev
1,190,000	4.00%, 07/15/2040(6)	1,454,204
1,000,000	5.00%, 10/15/2028	1,194,710
4,500,000	5.00%, 11/01/2038	5,705,370
2,250,000	5.00%, 11/01/2044	2,805,142
	Sales Tax Asset Receivable Corp., NY
2,500,000	5.00%, 10/15/2029	2,925,825
	State of New York Mortgage Agency
1,000,000	3.15%, 04/01/2024	1,060,540
1,330,000	3.25%, 10/01/2024	1,442,225
4,645,000	3.50%, 10/01/2032	5,071,039
	Syracuse, NY, Industrial Dev Agency
320,000	5.00%, 01/01/2029	337,347
2,635,000	5.00%, 01/01/2031	2,753,786
	Town of Oyster Bay, NY, GO, (AGM Insured)
265,000	3.00%, 03/01/2021	265,596
2,340,000	5.00%, 08/15/2024	2,723,058
	Triborough, NY, Bridge & Tunnel Auth
1,325,000	0.00%, 11/15/2031(3)	1,100,598
9,695,000	0.01%, 11/01/2032(1)	9,695,000

The Hartford Municipal Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	TSASC, Inc., NY
$ 2,000,000	5.00%, 06/01/2026	$2,451,640
	Yonkers, NY, GO (AGM ST AID WITHHLDG Insured)
1,000,000	5.00%, 03/15/2021	1,005,830

		201,081,705

	North Carolina - 0.8%
	North Carolina Housing Finance Agency
2,020,000	4.00%, 07/01/2047	2,208,466
	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge
1,050,000	5.00%, 01/01/2039	1,136,089
3,670,000	5.00%, 01/01/2044	4,134,218
	North Carolina Medical Care Commission Rev
245,000	4.00%, 01/01/2026	256,569
565,000	5.00%, 01/01/2027	624,834
795,000	5.00%, 01/01/2028	888,333
275,000	5.00%, 01/01/2029	308,468
	North Carolina Raleigh Durham Airport Auth Rev
1,500,000	5.00%, 05/01/2027	1,864,500
1,000,000	5.00%, 05/01/2030	1,228,650

		12,650,127

	North Dakota - 0.5%
	North Dakota Housing Finance Agency
3,500,000	3.00%, 07/01/2051	3,890,215
3,620,000	4.25%, 07/01/2049	4,060,988

		7,951,203

	Ohio - 3.4%
	Allen County, OH, Hospital Facs Rev
2,000,000	5.00%, 05/01/2023	2,120,560
2,750,000	5.00%, 12/01/2029	3,716,817
380,000	5.00%, 12/01/2030	513,217
	American Municipal Power, Inc., OH
5,000,000	2.30%, 02/15/2038(1)	5,040,000
	Buckeye, OH, Tobacco Settlement Finance Auth
18,895,000	0.00%, 06/01/2057(3)	3,015,075
18,605,000	5.00%, 06/01/2055	21,678,918
	Cleveland, OH, Airport System Rev, (AGM Insured)
1,165,000	5.00%, 01/01/2022	1,208,909
1,385,000	5.00%, 01/01/2023	1,499,124
	Hamilton County, OH, Sales Tax Rev
430,000	5.00%, 12/01/2027	549,321
	Ohio Housing Finance Agency Rev (GNMA/FNMA/FHLMC Insured)
1,915,000	3.75%, 09/01/2050	2,181,415
	Southern Ohio Port Auth Rev
7,500,000	6.50%, 12/01/2030(2)	8,092,575
	State of Ohio
2,000,000	4.00%, 12/15/2021	2,068,480
2,210,000	5.00%, 12/15/2022	2,411,331

		54,095,742

	Oklahoma - 0.5%
	Oklahoma Dev Finance Auth
5,305,000	1.63%, 07/06/2023	5,316,565
935,000	5.25%, 08/15/2048	1,110,612
935,000	5.50%, 08/15/2057	1,116,268
	Oklahoma Housing Finance Agency (GNMA Insured)
285,000	5.00%, 09/01/2043	291,900

		7,835,345

	Oregon - 3.1%
	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis, GO, (School Bond Guaranty Insured)
1,665,000	5.00%, 06/15/2038(5)	2,114,150

The Hartford Municipal Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Clackamas & Washington Counties, OR, School Dist No. 3, GO, (SCH BD GTY Insured)
$ 2,500,000	0.00%, 06/15/2036(3)	$1,798,150
405,000	0.00%, 06/15/2037(3)	281,536
	Clackamas County, OR, School Dist No. 12, GO, (SCH BD GTY Insured)
8,200,000	0.00%, 06/15/2040(3)	4,139,852
	Columbia County, OR, School Dist No. 502, GO, (SCH BD GTY Insured)
10,420,000	0.00%, 06/15/2050(3)	4,904,277
	Jackson County, OR, School Dist No. 4, GO, (SCH BD GTY Insured)
625,000	0.00%, 06/15/2034(3)	441,763
	Marion County, OR, School Dist No. 15 North Marion, GO, (School Bond Guaranty Insured)
1,105,000	0.00%, 06/15/2037(3)	678,790
	Multnomah & Clackamas Counties, OR, School Dist No. 10JT Gresham-Barlow, GO, (School Bond Guaranty Insured)
850,000	0.00%, 06/15/2038(3)	537,344
	Oregon Health & Science University
2,500,000	4.00%, 07/01/2046	2,845,800
	Port of Portland, OR, Airport Rev
4,880,000	5.00%, 07/01/2031	6,272,733
3,920,000	5.00%, 07/01/2032	5,020,801
1,045,000	5.00%, 07/01/2033	1,390,080
	Salem Hospital Facs Auth, OR
910,000	5.00%, 05/15/2038	1,034,033
720,000	5.00%, 05/15/2048	807,458
	State of Oregon Housing & Community Services Department
3,120,000	3.00%, 01/01/2052	3,470,782
2,140,000	4.50%, 01/01/2049	2,370,157
7,730,000	4.50%, 07/01/2049	8,619,105
	Umatilla County, OR, School Dist No. 8R Hermiston, GO, (SCH BD GTY Insured)
1,500,000	0.00%, 06/15/2036(3)	1,061,205
1,600,000	0.00%, 06/15/2037(3)	1,088,736
1,790,000	0.00%, 06/15/2038(3)	1,169,783

		50,046,535

	Pennsylvania - 4.4%
	Allegheny County, PA, Industrial Dev Auth, Charter School
875,000	6.75%, 08/15/2035	877,958
	City of Philadelphia, PA, GO
965,000	5.00%, 08/01/2021	986,780
1,550,000	5.00%, 02/01/2033	2,000,446
2,000,000	5.00%, 02/01/2034	2,567,980
1,555,000	5.00%, 02/01/2035	1,988,005
	City of Philadelphia, PA, Redev Auth
225,000	5.00%, 04/15/2025	261,036
	City of Philadelphia, PA, Water & Wastewater Rev
930,000	5.00%, 11/01/2029	1,181,984
	Commonwealth Finance Auth, PA
4,230,000	5.00%, 06/01/2026	5,075,365
125,000	5.00%, 06/01/2028	161,821
1,070,000	5.00%, 06/01/2029	1,374,276
145,000	5.00%, 06/01/2031	184,273
	County of Beaver, PA, GO, (BAM Insured)
1,285,000	5.00%, 11/15/2021	1,332,432
1,345,000	5.00%, 11/15/2022	1,456,882
	Delaware River, PA, Joint Toll Bridge Commission
1,000,000	5.00%, 07/01/2031	1,256,130
	Erie, PA, City School Dist, GO, (AGM ST AID WITHHLDG Insured)
2,440,000	5.00%, 04/01/2028	3,132,496
1,105,000	5.00%, 04/01/2029	1,450,390
	Harrisburg, PA, School Dist, GO, (AGM ST AID WITHHLDG Insured)
2,410,000	5.00%, 11/15/2026	3,012,428
	Lancaster County, PA, Hospital Auth
635,000	5.00%, 07/01/2024	682,739

The Hartford Municipal Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Lancaster County, PA, Hospital Auth
$ 515,000	5.00%, 07/01/2025	$563,065
	Montgomery County, PA, Industrial Dev Auth Rev
1,760,000	5.00%, 12/01/2044	1,983,749
2,455,000	5.00%, 12/01/2046	2,696,376
	Pennsylvania Higher Educational Facs Auth
920,000	5.00%, 05/01/2032	1,123,228
	Pennsylvania Housing Finance Agency
1,000,000	3.10%, 04/01/2023	1,014,710
1,025,000	3.10%, 10/01/2023	1,039,996
	Pennsylvania State, Industrial Dev Auth
2,250,000	5.00%, 07/01/2021	2,294,752
	Pennsylvania Turnpike Commission Rev
2,000,000	0.94%, 12/01/2021, MUNIPSA + 0.900%(4)	2,003,960
925,000	1.02%, 12/01/2021, MUNIPSA + 0.980%(4)	927,081
1,000,000	5.00%, 12/01/2021	1,040,070
500,000	5.00%, 12/01/2027	620,735
1,000,000	5.00%, 12/01/2029	1,245,400
1,590,000	5.00%, 12/01/2030	1,978,230
2,000,000	5.00%, 12/01/2033	2,453,360
2,615,000	5.00%, 12/01/2037	2,848,781
755,000	5.00%, 12/01/2042	940,722
	Philadelphia, PA, School Dist, GO, (ST AID WITHHLDG Insured)
1,560,000	5.00%, 09/01/2022	1,672,944
2,000,000	5.00%, 09/01/2023	2,226,020
1,100,000	5.00%, 09/01/2031	1,425,886
1,060,000	5.00%, 09/01/2032	1,369,001
	Pittsburgh, PA, School Dist, GO, (ST AID WITHHLDG Insured)
3,145,000	5.00%, 09/01/2021	3,233,091
1,500,000	5.00%, 09/01/2023	1,542,195
	Pittsburgh, PA, Water & Sewer Auth, (AGM Insured)
195,000	5.00%, 09/01/2032	255,895
950,000	5.00%, 09/01/2033	1,241,137
735,000	5.00%, 09/01/2034	957,543
	Reading, PA, School Dist, GO (AGM ST AID WITHHLDG Insured)
500,000	5.00%, 03/01/2038	605,920
	Wilkes-Barre Area, PA, School Dist, GO, (BAM State Aid Withholding Insured)
1,500,000	5.00%, 04/15/2059	1,856,040

		70,143,308

	Puerto Rico - 1.1%
	Puerto Rico Highway & Transportation Auth, (AGM Insured)
1,085,000	4.95%, 07/01/2026	1,105,951
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
10,000,000	4.33%, 07/01/2040	11,052,900
4,750,000	5.00%, 07/01/2058	5,404,123

		17,562,974

	Rhode Island - 0.9%
	Rhode Island Health & Educational Building Corp. (AGM ST APPROP Insured)
2,700,000	5.00%, 05/15/2027	3,185,217
2,020,000	5.00%, 05/15/2028	2,530,293
	Rhode Island Housing & Mortgage Finance Corp., (GNMA/FNMA/FHLMC Insured)
1,015,000	2.75%, 04/01/2040	1,060,259
6,135,000	4.00%, 10/01/2048	6,815,310
	Rhode Island Student Loan Auth
115,000	4.50%, 12/01/2026	118,414
125,000	5.00%, 12/01/2027	156,200
1,000,000	5.00%, 12/01/2028	1,264,640

		15,130,333

	South Carolina - 1.8%
	Lancaster County, SC, Sun City Assessment
1,987,000	7.70%, 11/01/2017*	417,270
	South Carolina Jobs-Economic Dev Auth

The Hartford Municipal Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	South Carolina Jobs-Economic Dev Auth
$ 4,355,000	5.00%, 05/01/2029	$5,558,591
1,375,000	5.00%, 05/01/2048	1,641,241
1,000,000	5.25%, 08/01/2024	1,125,730
	South Carolina Port Auth
1,420,000	4.00%, 07/01/2034	1,568,490
1,240,000	5.00%, 07/01/2029	1,635,684
1,100,000	5.00%, 07/01/2030	1,441,671
5,090,000	5.00%, 07/01/2031	6,583,209
1,000,000	5.00%, 07/01/2033	1,263,310
	South Carolina Public Service Auth
1,460,000	5.00%, 12/01/2031	1,985,819
1,400,000	5.00%, 12/01/2032	1,891,344
	South Carolina State Public Service Auth
1,665,000	5.00%, 12/01/2031	1,944,720
2,350,000	5.00%, 12/01/2034	2,733,920

		29,790,999

	South Dakota - 0.6%
	South Dakota Housing Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
1,125,000	2.45%, 11/01/2023	1,182,409
1,020,000	3.00%, 11/01/2051(6)	1,137,280
1,570,000	3.50%, 11/01/2046	1,671,924
2,665,000	3.75%, 11/01/2050	3,000,443
665,000	4.00%, 11/01/2047	725,761
	South Dakota State Educational Enhancement Funding Corp.
1,395,000	5.00%, 06/01/2024	1,535,044
1,000,000	5.00%, 06/01/2026	1,096,920

		10,349,781

	Tennessee - 0.7%
	Chattanooga, TN, Health Educational & Housing Facs Board Rev
890,000	5.00%, 08/01/2044	1,100,734
	Tennessee Energy Acquisition Corp.
500,000	5.25%, 09/01/2026	617,705
	Tennessee Housing Dev Agency
1,230,000	3.50%, 07/01/2045	1,322,718
3,395,000	3.50%, 01/01/2047	3,653,920
3,710,000	4.00%, 01/01/2049	4,101,813

		10,796,890

	Texas - 5.6%
	Arlington, TX, Higher Education Finance Corp., (PSF-GTD Insured)
1,000,000	5.00%, 08/15/2027	1,144,670
	Austin, TX, Airport System Rev
595,000	5.00%, 11/15/2026	737,235
1,125,000	5.00%, 11/15/2028	1,380,690
560,000	5.00%, 11/15/2030	680,210
	Austin, TX, Independent School Dist, GO, (PSF-GTD Insured)
1,620,000	4.00%, 08/01/2033	1,964,752
	City of Arlington, TX, Special Tax Rev (AGM Insured)
1,000,000	5.00%, 02/15/2034	1,157,600
	City of Austin, TX, Airport System Rev
2,100,000	5.00%, 11/15/2022	2,270,562
	City of Houston, TX, Airport System Rev
1,300,000	5.00%, 07/01/2030	1,719,328
1,000,000	5.00%, 07/01/2031	1,315,070
1,200,000	5.00%, 07/01/2033	1,554,312
	City of Houston, TX, Hotel Occupancy Tax & Special Rev, (AGM-CR AMBAC Insured)
1,060,000	0.00%, 09/01/2025(3)	1,007,975
	City of San Antonio, TX, Electric & Gas Systems Rev
3,685,000	1.75%, 02/01/2049(1)	3,877,578
	Clifton, TX, Higher Education Finance Corp., (PSF-GTD Insured)
1,000,000	4.00%, 08/15/2029	1,203,770
1,050,000	4.00%, 08/15/2030	1,218,714

The Hartford Municipal Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Clifton, TX, Higher Education Finance Corp., (PSF-GTD Insured)
$ 500,000	4.00%, 08/15/2031	$577,715
	Dallas, TX, Area Rapid Transit Sales Tax Rev
1,000,000	5.00%, 12/01/2030	1,216,140
	Dallas-Fort Worth, TX, International Airport Rev
1,570,000	5.00%, 11/01/2021	1,624,793
1,000,000	5.00%, 11/01/2023	1,129,220
1,000,000	5.00%, 11/01/2024	1,173,930
	Grapevine-Colleyville, TX, Independent School Dist, GO (PSF-GTD Insured)
1,500,000	5.00%, 08/15/2027	1,809,075
	Harris County - Houston, TX, Sports Auth
2,500,000	5.00%, 11/15/2030	2,806,700
500,000	5.00%, 11/15/2032	545,050
2,950,000	5.00%, 11/15/2034	3,205,677
	Harris County, TX, Toll Road Auth
1,605,000	5.00%, 08/15/2032	2,056,230
	Harris County-Houston, TX, Sports Auth
140,000	5.00%, 11/15/2030	153,339
	Kerrville, TX, Health Facs Dev Corp.
1,300,000	5.00%, 08/15/2024	1,489,059
1,500,000	5.00%, 08/15/2035	1,705,920
	La Joya, TX, Independent School Dist, GO (PSF-GTD Insured)
1,580,000	5.00%, 02/15/2025	1,808,405
	New Hope, TX, Cultural Education Facs Finance Corp.
3,375,000	5.00%, 11/01/2031	3,695,929
1,000,000	5.00%, 11/01/2046	1,077,470
	North Texas Tollway Auth Rev (AGC Insured)
5,000,000	0.00%, 01/01/2032(3)	4,258,650
1,000,000	5.00%, 01/01/2030	1,129,730
1,200,000	5.00%, 01/01/2035	1,428,000
	San Antonio, TX, Water Rev
1,440,000	5.00%, 05/15/2031	1,775,174
	Spring Branch, TX, Independent School Dist, GO, (PSF-GTD Insured)
1,000,000	5.00%, 02/01/2026	1,185,100
	State of Texas, GO
23,030,000	0.07%, 06/01/2043(1)	23,030,000
	Tarrant County, TX, Cultural Education Facs
2,575,000	5.00%, 10/01/2034	2,851,349
	Texas Municipal Gas Acquisition & Supply Corp. Rev
2,605,000	5.00%, 12/15/2031(6)	3,535,141
1,540,000	6.25%, 12/15/2026	1,842,317
	Texas Transportation Commission
1,755,000	0.00%, 08/01/2038(3)	933,923

		89,276,502

	Utah - 0.2%
	Salt Lake County, UT, (AMBAC Insured)
490,000	5.13%, 02/15/2033	566,773
	State of Utah, GO
1,125,000	3.00%, 07/01/2034	1,290,240
	Utah Housing Corp., (FHA INS Insured)
1,330,000	4.00%, 01/01/2045	1,440,403

		3,297,416

	Vermont - 0.3%
	Vermont Housing Finance Agency
1,175,000	4.00%, 11/01/2045	1,226,829
1,210,000	4.00%, 11/01/2046	1,303,267
1,715,000	4.00%, 05/01/2048	1,836,473

		4,366,569

	Virginia - 0.2%
	Arlington County, VA, Industrial Dev Auth Rev
880,000	5.00%, 07/01/2030	1,190,684

The Hartford Municipal Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Virginia Small Business Financing Auth
$ 1,470,000	5.00%, 01/01/2027	$1,808,467

		2,999,151

	Washington - 0.7%
	Chelan County, WA, Public Utility Dist No. 1 (NATL Insured)
2,060,000	0.00%, 06/01/2028(3)	1,892,975
	County of King, WA, GO
1,400,000	5.00%, 01/01/2031	1,856,148
	Port of Seattle, WA
3,000,000	5.00%, 05/01/2033	3,602,280
	Washington State Health Care Facs Auth Rev
780,000	5.00%, 07/01/2028	903,209
2,000,000	5.00%, 03/01/2029	2,346,820
	Washington State Housing Finance Commission
1,400,000	5.00%, 01/01/2049(2)	1,522,948

		12,124,380

	West Virginia - 0.2%
	West Virginia Housing Dev Fund
1,000,000	2.80%, 11/01/2022	1,034,740
	West Virginia State Economic Dev Auth
1,555,000	2.55%, 03/01/2040(1)	1,658,454

		2,693,194

	Wisconsin - 2.2%
	Milwaukee County, WI, Airport Rev
1,790,000	5.00%, 12/01/2025	1,993,720
	Public Finance Auth, WI, (AGM Insured)
1,530,000	4.00%, 07/01/2050	1,691,537
1,600,000	5.00%, 09/01/2025(2)	1,688,528
2,940,000	5.00%, 07/01/2035	3,541,171
1,050,000	5.00%, 07/01/2036	1,261,061
2,875,000	5.00%, 10/01/2043(2)	3,120,582
2,340,000	5.00%, 10/01/2044	2,852,858
2,015,000	5.00%, 10/01/2053(2)	2,173,500
	Wisconsin Center Dist, WI
1,350,000	0.00%, 12/15/2031(3)	1,105,853
	Wisconsin Health & Educational Facs Auth Rev
3,000,000	5.00%, 11/15/2027	3,467,700
1,700,000	5.00%, 12/01/2028	1,964,605
7,275,000	5.00%, 11/01/2039	7,850,016
1,000,000	5.00%, 11/01/2054	1,052,760
	Wisconsin Housing & Economic Dev Auth
1,700,000	1.55%, 11/01/2038(1)	1,703,961

		35,467,852

	Wyoming - 0.2%
	Wyoming Community Dev Auth
1,225,000	3.25%, 12/01/2023	1,303,951
1,100,000	4.00%, 12/01/2046	1,198,186

		2,502,137

	Total Municipal Bonds (cost $1,426,472,101)	$1,516,901,141

Short-Term Investments - 4.4%
	Repurchase Agreements - 4.4%
71,140,557	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $71,140,676; collateralized by U.S. Treasury Bond at 3.000%, maturing 05/15/2047, with a market value of $72,563,397	71,140,557

	Total Short-Term Investments (cost $71,140,557)	$71,140,557

The Hartford Municipal Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Total Investments (cost $1,497,612,658)	98.8%	$1,588,041,698
Other Assets and Liabilities	1.2%	18,908,085

Total Net Assets	100.0%	$1,606,949,783

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $30,741,663, representing 1.9% of net assets.

(3)	Security is a zero-coupon bond.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2021. Base lending rates may be subject to a floor or cap.
(5)

Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate. (6) This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $17,417,164 at January 31, 2021.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Corp.
CR	Custody Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MUNIPSA	Municipal Swap Index Yield
SCP	State Credit Enhancement Program
ST GTD	State Guaranteed

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Redev	Redevelopment
Rev	Revenue
VA	Veterans Administration

The Hartford Municipal Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Municipal Bonds	$1,516,901,141	$—	$1,516,901,141	$—
Short-Term Investments	71,140,557	—	71,140,557	—

Total	$1,588,041,698	$—	$1,588,041,698	$—

(1) For the period ended January 31, 2021, there were no transfers in and out of Level 3.

Hartford Municipal Short Duration Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 96.3%
	Alabama - 2.5%
	State of Alabama, Docks Department, (AGM Insured)
$ 250,000	5.00%, 10/01/2024	$287,217
	State of Alabama, Troy University, (BAM Insured)
350,000	5.00%, 11/01/2024	407,456

		694,673

	Arizona - 0.8%
	Maricopa County, AZ, Industrial Dev Auth
100,000	5.00%, 09/01/2022	106,894
	Tempe, AZ, Industrial Dev Auth
105,000	4.00%, 10/01/2023(1)	105,022

		211,916

	California - 3.2%
	California County, CA, Tobacco Securitization Agency
100,000	4.00%, 06/01/2022	105,061
	California Enterprise Dev Auth
200,000	5.00%, 08/01/2025	234,614
	Cathedral City, CA, Redev Agency Successor Agency
10,000	4.00%, 08/01/2021	10,167
55,000	4.00%, 08/01/2022	57,673
10,000	4.00%, 08/01/2023	10,777
	Foothill-Eastern Transportation Corridor Agency, CA
100,000	5.00%, 01/15/2027(2)	124,700
	Orange County, CA, Community Facs Dist, Special Tax
245,000	4.00%, 08/15/2021	249,217
	Roseville, CA, Natural Gas Financing Auth
75,000	5.00%, 02/15/2023	82,184

		874,393

	Colorado - 3.3%
	Denver, CO, Convention Center Hotel Auth
150,000	5.00%, 12/01/2022	160,528
	E-470 Public Highway, CO, Auth Rev
40,000	1.13%, 09/01/2039, 1 mo. USD LIBOR + 1.050%(3)	40,022
	Park Creek, CO, Metropolitan Dist Rev
150,000	5.00%, 12/01/2021	155,535
	Regional, CO, Transportation Dist
325,000	5.00%, 01/15/2025	380,874
60,000	5.00%, 07/15/2025	71,443
	Vauxmont, CO, Metropolitan Dist, GO, (AGM Insured)
105,000	5.00%, 12/15/2022	113,169

		921,571

	Connecticut - 0.7%
	Connecticut State Health & Educational Facs Auth
185,000	5.00%, 07/01/2024	206,305

	Florida - 6.8%
	Alachua County, FL, Health Facs Auth
250,000	4.00%, 12/01/2023	274,137
	Capital Projects, FL, Finance Auth
175,000	5.00%, 10/01/2024	193,389
	City of Atlantic Beach, FL
200,000	3.00%, 11/15/2023	200,102
	JEA, FL, Electric System Rev
100,000	5.00%, 10/01/2021	103,162
100,000	5.00%, 10/01/2022	107,952
	Miami-Dade County, FL, Aviation Rev
50,000	5.00%, 10/01/2024	58,053
	Miami-Dade County, FL, Seaport Department Rev
65,000	5.00%, 10/01/2021	66,812
145,000	5.00%, 10/01/2022	154,296
	Orange County, FL, Convention Center/Orlando
250,000	5.00%, 10/01/2023	280,915

Hartford Municipal Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Osceola County, FL, Transportation Rev
$ 100,000	5.00%, 10/01/2025	$119,534
	Palm Beach County, FL, Health Facs Auth
115,000	2.63%, 06/01/2025	117,198
	Seminole County, FL, Industrial Dev Auth
135,000	3.75%, 11/15/2025	131,186
	Tampa-Hillsborough County, FL, Expressway Auth
75,000	5.00%, 07/01/2021	76,441

		1,883,177

	Georgia - 1.9%
	Burke County, GA, Dev Auth Rev
100,000	3.00%, 11/01/2045(4)	104,942
	Main Street Natural Gas, Inc., GA
50,000	4.00%, 08/01/2049(4)	56,609
	Municipal Electric Auth, GA
100,000	5.00%, 11/01/2021	103,566
100,000	5.00%, 11/01/2022	108,166
140,000	5.00%, 01/01/2024	158,554

		531,837

	Illinois - 20.1%
	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO
40,000	0.00%, 01/01/2025(5)	38,949
	Chicago, IL, Board of Education, GO, (NATL Insured)
45,000	0.00%, 12/01/2021(5)	44,691
55,000	0.00%, 12/01/2022(5)	54,079
150,000	0.00%, 12/01/2024(5)	143,616
200,000	5.00%, 12/01/2021	207,312
200,000	5.00%, 12/01/2022	215,282
	Chicago, IL, Midway International Airport Rev
225,000	5.00%, 01/01/2023	242,867
	Chicago, IL, O’Hare International Airport
280,000	5.00%, 01/01/2023	303,184
	Chicago, IL, Transit Auth
100,000	5.00%, 12/01/2022	104,067
	City of Chicago, IL, GO
135,000	5.00%, 01/01/2022	140,241
50,000	5.00%, 01/01/2023	53,832
	City of Chicago, IL, Wastewater Transmission Rev, (NATL Insured)
160,000	0.00%, 01/01/2022(5)	158,952
110,000	0.00%, 01/01/2024(5)	106,976
	City of Decatur, IL, GO, (AGM Insured)
65,000	3.00%, 03/01/2022	66,613
150,000	5.00%, 03/01/2023	163,365
	Cook County, IL, GO
200,000	5.00%, 11/15/2022	217,144
	Illinois Housing Dev Auth
125,000	3.05%, 08/01/2022	129,446
	Illinois State Finance Auth Rev
45,000	5.00%, 09/01/2021	45,725
100,000	5.00%, 11/15/2021	103,372
75,000	5.00%, 05/15/2050(4)	85,826
	Kane County, IL, School Dist No. 131 Aurora East Side, GO, (AGM Insured)
100,000	5.00%, 12/01/2026	123,538
	Kendall Kane & Will Counties, IL, Unified School Dist, GO, (AGM Insured)
50,000	0.00%, 02/01/2021(5)	50,000
225,000	0.00%, 02/01/2025(5)	217,982
205,000	5.00%, 02/01/2027	252,179
	Metropolitan Pier & Exposition Auth, IL, (NATL Insured)
200,000	0.00%, 06/15/2021(5)	199,764
310,000	0.00%, 12/15/2022(5)	304,073
65,000	5.50%, 12/15/2023	69,862

Hartford Municipal Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Railsplitter, IL, Tobacco Settlement Auth
$ 150,000	5.00%, 06/01/2022	$159,072
50,000	5.25%, 06/01/2021	50,810
	Sales Tax Securitization Corp., IL
150,000	5.00%, 01/01/2024	168,112
500,000	5.00%, 01/01/2026	598,805
	State of Illinois, GO
75,000	5.00%, 04/01/2021	75,549
120,000	5.00%, 02/01/2022	125,143
200,000	5.00%, 11/01/2022	212,522
100,000	5.00%, 10/01/2023	110,643
	State of Illinois, Sales Tax Rev
70,000	5.00%, 06/15/2026	82,047
	Village of Bolingbrook, IL, GO, (AGM Insured)
150,000	5.00%, 01/01/2023	163,534

		5,589,174

	Indiana - 0.2%
	Indiana Housing & Community Dev Auth, (GNMA/FNMA/FHLMC Insured)
55,000	3.00%, 07/01/2051	61,322

	Iowa - 0.2%
	Iowa Student Loan Liquidity Corp.
30,000	5.00%, 12/01/2022	32,540
	State of Iowa, Finance Auth Rev
25,000	2.88%, 05/15/2049	25,425

		57,965

	Kentucky - 1.0%
	Kentucky Bond Dev Corp.
40,000	5.00%, 09/01/2023	44,422
	Kentucky Public Energy Auth
200,000	4.00%, 01/01/2049(4)	225,106

		269,528

	Louisiana - 1.8%
	City of New Orleans, LA, Sewerage Service Rev
110,000	5.00%, 06/01/2021	111,628
	New Orleans, LA, Aviation Board
200,000	5.00%, 01/01/2023	216,680
	Parish of St. John the Baptist, LA
170,000	2.13%, 06/01/2037(4)	175,013

		503,321

	Maine - 0.3%
	Finance Auth of Maine Rev, (AGM Insured)
70,000	5.00%, 12/01/2021	72,667

	Maryland - 0.1%
	Maryland Health & Higher Educational Facs Auth
40,000	2.88%, 07/01/2023	41,570

	Massachusetts - 3.4%
	Massachusetts Dev Finance Agency, Rev
100,000	3.50%, 10/01/2022(1)	104,063
150,000	5.00%, 07/01/2022	158,927
150,000	5.00%, 07/01/2024	173,511
270,000	5.00%, 07/01/2025	317,261
	Massachusetts Educational Financing Auth
80,000	5.00%, 07/01/2023	88,673
80,000	5.00%, 07/01/2024	91,950

		934,385

	Michigan - 0.3%
	City of Detroit, MI, GO
15,000	5.00%, 04/01/2021	15,092

Hartford Municipal Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	City of Detroit, MI, GO
$ 70,000	5.00%, 04/01/2022	$72,713

		87,805

	Minnesota - 0.8%
	Duluth, MN, Independent School Dist No. 709, (SCP Insured)
200,000	5.00%, 02/01/2022	208,572

	Mississippi - 0.1%
	Mississippi Home Corp., (GNMA/FNMA/FHLMC Insured)
20,000	3.00%, 12/01/2050(2)	22,297

	Missouri - 1.2%
	City of St. Louis, MO, Airport Rev, (AGM Insured)
50,000	5.00%, 07/01/2023	55,242
	Kirkwood, MO, Industrial Dev Auth Retirement Community
100,000	5.00%, 05/15/2022	103,451
	St. Louis County, MO, Industrial Dev Auth
150,000	5.00%, 09/01/2023	163,040

		321,733

	Nebraska - 1.4%
	Central Plains, NE, Energy Project
120,000	5.25%, 12/01/2021	124,902
	Nebraska Investment Finance Auth Rev
145,000	4.00%, 09/01/2048	160,132
	Washington County, NE, Rev
100,000	0.90%, 09/01/2030(4)	101,941

		386,975

	Nevada - 1.5%
	City of North Las Vegas, NV
100,000	3.50%, 06/01/2022	101,911
	City of Reno, NV, Sales Tax Rev, (AGM Insured)
150,000	5.00%, 06/01/2024	168,281
	City of Sparks, NV
35,000	2.50%, 06/15/2024(1)	35,317
	Clark County, NV, School Dist, GO
100,000	5.00%, 06/15/2025	118,778

		424,287

	New Hampshire - 0.9%
	New Hampshire Business Finance Auth
220,000	4.00%, 01/01/2024(2)	240,416

	New Jersey - 4.2%
	City of Bayonne, NJ, GO, (AGM School Bond Reserve Fund Insured)
200,000	0.00%, 07/01/2023(5)	197,568
	New Jersey Economic Dev Auth
290,000	5.00%, 06/15/2022	308,157
75,000	5.00%, 06/15/2023	83,039
	New Jersey Educational Facs Auth
140,000	5.00%, 07/01/2024	157,517
	New Jersey Transportation Trust Fund Auth
60,000	5.00%, 12/15/2023	67,757
40,000	5.00%, 12/15/2024	46,742
	State of New Jersey, GO
70,000	5.00%, 06/01/2026	86,118
	Tobacco Settlement Financing Corp., NJ
125,000	5.00%, 06/01/2023	138,682
70,000	5.00%, 06/01/2025	83,928

		1,169,508

	New Mexico - 2.8%
	City of Santa Fe, NM, Rev
250,000	2.63%, 05/15/2025	250,470
	New Mexico Mortgage Finance Auth, (GNMA/FNMA/FHLMC Insured)
65,000	3.75%, 03/01/2048	71,522

Hartford Municipal Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	New Mexico Mortgage Finance Auth, (GNMA/FNMA/FHLMC Insured)
$ 280,000	3.75%, 01/01/2050	$313,228
120,000	4.00%, 01/01/2049	133,038

		768,258

	New York - 9.9%
	Brookhaven, NY, Local Dev Corp.
135,000	1.63%, 11/01/2025	138,016
	Metropolitan Transportation Auth, NY, Rev
340,000	5.00%, 03/01/2022	356,456
265,000	5.00%, 11/15/2024	310,320
500,000	5.00%, 11/15/2034(4)	559,070
	New York City Water & Sewer System
1,000,000	0.01%, 06/15/2049(4)	1,000,000
	New York Transportation Dev Corp.
310,000	5.00%, 12/01/2025	372,064

		2,735,926

	North Dakota - 0.3%
	North Dakota Housing Finance Agency
70,000	3.50%, 07/01/2046	75,747

	Ohio - 2.0%
	Cleveland, OH, Airport System Rev, (AGM Insured)
60,000	5.00%, 01/01/2022	62,261
60,000	5.00%, 01/01/2023	64,944
150,000	5.00%, 01/01/2024	167,652
	County of Lucas, OH
90,000	5.00%, 11/15/2021	92,494
	Southern Ohio Port Auth
150,000	6.25%, 12/01/2025(1)	157,205

		544,556

	Oklahoma - 0.8%
	Oklahoma Dev Finance Auth
225,000	1.63%, 07/06/2023	225,491

	Oregon - 1.4%
	Salem Hospital Facs Auth, OR
60,000	5.00%, 05/15/2025	68,123
	State of Oregon Housing & Community Services Department
190,000	3.00%, 01/01/2052	211,362
110,000	3.50%, 07/01/2048	118,859

		398,344

	Pennsylvania - 2.9%
	City of Philadelphia, PA, GO
35,000	5.00%, 08/01/2021	35,790
	City of Philadelphia, PA, Redev Auth
105,000	5.00%, 04/15/2021	105,840
100,000	5.00%, 04/15/2025	116,016
	Lehigh County, PA, Industrial Dev Auth
65,000	1.80%, 02/15/2027(4)	66,413
55,000	1.80%, 09/01/2029(4)	56,229
	Reading, PA, School Dist, GO, (AGM State Aid Withholding Insured)
150,000	5.00%, 03/01/2023	163,725
	State Public School Building Auth, PA, (State Aid Withholding Insured)
50,000	5.00%, 04/01/2021	50,378
	Wilkes-Barre Area, PA, School Dist, GO, (BAM, State Aid Withholding Insured)
200,000	5.00%, 04/15/2023	219,236

		813,627

	Puerto Rico - 1.4%
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
177,000	0.00%, 07/01/2024(5)	168,401

Hartford Municipal Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
$ 244,000	0.00%, 07/01/2029(5)	$208,113

		376,514

	Rhode Island - 1.3%
	Rhode Island Health & Educational Building Corp., (Municipal Government Guaranteed Insured)
150,000	5.00%, 05/15/2022	158,721
	Rhode Island Housing & Mortgage Finance Corp.
15,000	4.00%, 10/01/2032	15,313
	Rhode Island Student Loan Auth
25,000	3.00%, 12/01/2024	25,958
100,000	5.00%, 12/01/2023	112,701
	Rhode Island Tobacco Settlement Financing Corp.
60,000	5.00%, 06/01/2021	60,972

		373,665

	South Carolina - 0.6%
	South Carolina Jobs-Economic Dev Auth
150,000	5.00%, 05/01/2024	171,092

	South Dakota - 0.1%
	South Dakota Housing Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
25,000	3.00%, 11/01/2051(2)	27,875

	Tennessee - 3.0%
	Chattanooga, TN, Health Educational & Housing Facs Board
250,000	5.00%, 08/01/2025	295,813
	Shelby County, TN, Health Educational & Housing Facs Board
150,000	4.00%, 09/01/2022(1)	149,700
	Tennessee Housing Dev Agency
85,000	3.50%, 07/01/2045	91,407
135,000	3.50%, 01/01/2047	145,388
130,000	3.50%, 01/01/2048	140,490

		822,798

	Texas - 8.1%
	Arlington, TX, Higher Education Finance Corp., (PSF-GTD Insured)
100,000	4.00%, 12/01/2022	106,825
	Big Sandy, TX, Independent School Dist Upshur County, GO, (PSF-GTD Insured)
70,000	5.00%, 02/15/2024	79,611
	Central Texas Turnpike System Rev
100,000	5.00%, 08/15/2024	116,639
	City of San Antonio, TX, Airport System
105,000	5.00%, 07/01/2022	111,633
	City of San Antonio, TX, Electric & Gas Systems Rev
95,000	1.75%, 02/01/2049(4)	99,965
	Harris County, TX, Metropolitan Transportation Auth
50,000	5.00%, 11/01/2022	54,165
	State of Texas
1,000,000	4.00%, 08/26/2021	1,022,370
	Texas Municipal Gas Acquisition & Supply Corp. Rev
350,000	5.00%, 12/15/2027(2)	442,949
205,000	5.00%, 12/15/2032	223,766

		2,257,923

	Utah - 0.5%
	Salt Lake County, UT, (AMBAC Insured)
130,000	5.13%, 02/15/2033	150,368

	Washington - 2.0%
	Chelan County, WA, Public Utility Dist No. 1, (NATL Insured)
100,000	0.00%, 06/01/2021(5)	99,904
	Tobacco Settlement Auth, WA
195,000	5.00%, 06/01/2024	216,801

Hartford Municipal Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	Washington State Housing Finance Commission
$ 250,000	2.38%, 01/01/2026(1)		$247,875

			564,580

	West Virginia - 0.2%
	West Virginia State Economic Dev Auth
55,000	2.55%, 03/01/2040(4)		58,659

	Wisconsin - 2.3%
	Public Finance Auth, WI, (AGM Insured)
150,000	4.00%, 07/01/2025		168,919
225,000	4.00%, 07/01/2026		262,762
	Wisconsin Health & Educational Facs Auth
200,000	5.00%, 11/01/2025		218,030

			649,711

	Total Municipal Bonds (cost $26,059,754)		$26,730,531

Short-Term Investments - 4.2%
	Repurchase Agreements - 4.2%
1,149,722	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $1,149,724; collateralized by U.S. Treasury Bond at 3.000%, maturing 05/15/2047, with a market value of $1,172,768		1,149,722

	Total Short-Term Investments (cost $1,149,722)		$1,149,722

	Total Investments (cost $27,209,476)	100.5%	$27,880,253
	Other Assets and Liabilities	(0.5)%	(130,872)

	Total Net Assets	100.0%	$27,749,381

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $799,182, representing 2.9% of net assets.

(2)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $852,820 at January 31, 2021.
(3)	Variable rate security; the rate reported is the coupon rate in effect at January 31, 2021. Base lending rates may be subject to a floor or cap.
(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a zero-coupon bond.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Corp.
FHLMC	Federal Home Loan Mortgage Corp.

Hartford Municipal Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SCP	State Credit Enhancement Program

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Redev	Redevelopment
Rev	Revenue

Hartford Municipal Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Municipal Bonds	$26,730,531	$—	$26,730,531	$—
Short-Term Investments	1,149,722	—	1,149,722	—

Total	$27,880,253	$—	$27,880,253	$—

(1) For the period ended January 31, 2021, there were no transfers in and out of Level 3.

The Hartford Short Duration Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 20.2%
	Asset-Backed - Automobile - 0.7%
	American Credit Acceptance Receivables Trust
$764,287	0.62%, 10/13/2023(1)	$765,207
	CPS Auto Trust
4,195,000	0.61%, 02/18/2025(1)	4,194,411
	Credit Acceptance Auto Loan Trust
4,960,000	2.38%, 11/15/2028(1)	5,090,276
597,692	3.55%, 08/15/2027(1)	602,882
	OneMain Direct Auto Receivables Trust
2,003,425	3.43%, 12/16/2024(1)	2,021,269

		12,674,045

	Asset-Backed - Finance & Insurance - 2.9%
	Ajax Mortgage Loan Trust
1,855,246	3.16%, 09/25/2056(1)(2)	1,863,285
	Apidos CLO
2,250,000	1.32%, 04/15/2031, 3 mo. USD LIBOR + 1.080%(1)(3)	2,253,614
	Conn’s Receivables Funding LLC
4,175,411	1.71%, 06/16/2025(1)	4,181,781
	Credit Acceptance Auto Loan Trust
4,860,000	1.24%, 10/15/2029(1)	4,918,140
	DB Master Finance LLC
6,321,250	3.63%, 11/20/2047(1)	6,482,948
2,616,875	3.79%, 05/20/2049(1)	2,686,301
	Ellington Financial Mortgage Trust
644,082	2.74%, 11/25/2059(1)(2)	661,360
	Neuberger Berman Loan Advisers CLO Ltd.
3,825,000	1.24%, 04/19/2030, 3 mo. USD LIBOR + 1.020%(1)(3)	3,818,654
	Octagon Investment Partners Ltd.
1,250,000	1.24%, 07/17/2030, 3 mo. USD LIBOR + 1.020%(1)(3)	1,248,580
	OneMain Financial Issuance Trust
4,000,000	3.48%, 02/14/2031(1)	4,036,722
	Planet Fitness Master Issuer LLC
2,834,750	4.26%, 09/05/2048(1)	2,831,717
	Regional Management Issuance Trust
1,450,000	3.05%, 11/15/2028(1)	1,472,983
2,228,930	4.56%, 01/18/2028(1)	2,248,334
	Residential Mortgage Loan Trust
1,585,247	2.38%, 02/25/2024(1)(2)	1,612,990
	Towd Point Mortgage Trust
104,557	2.75%, 05/25/2055(1)(2)	104,914
	Tryon Park CLO Ltd.
4,915,000	1.13%, 04/15/2029, 3 mo. USD LIBOR + 0.890%(1)(3)	4,903,209
	Verizon Owner Trust
3,890,000	0.47%, 02/20/2025	3,910,049
	Z Capital Credit Partners CLO Ltd.
2,755,000	1.67%, 07/16/2027, 3 mo. USD LIBOR + 1.450%(1)(3)	2,741,539

		51,977,120

	Asset-Backed - Home Equity - 0.1%
	Accredited Mortgage Loan Trust
242,975	0.81%, 01/25/2035, 1 mo. USD LIBOR + 0.680%(3)	242,779
	Morgan Stanley ABS Capital, Inc. Trust
656,475	0.89%, 01/25/2035, 1 mo. USD LIBOR + 0.760%(3)	654,595
	Residential Asset Securitization Trust
38,309	4.95%, 07/25/2034(2)	39,260

		936,634

	Collateralized - Mortgage Obligations - 0.1%
	Natixis Commercial Mortgage Securities Trust
2,235,000	2.51%, 10/15/2036(1)	2,299,081

	Commercial Banks - 0.3%
	JP Morgan Chase & Co.
4,450,000	1.04%, 02/04/2027	4,445,024

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Commercial Mortgage-Backed Securities - 1.9%
	BBCMS Mortgage Trust
$1,390,000	2.04%, 04/15/2053	$1,442,716
	CF Hippolyta LLC
1,213,970	2.28%, 07/15/2060(1)	1,233,467
	Citigroup Mortgage Loan Trust
1,265,210	2.40%, 02/25/2058(1)(2)	1,334,930
1,644,266	3.25%, 03/25/2061(1)(2)	1,753,794
	CityLine Commercial Mortgage Trust
2,360,000	2.78%, 11/10/2031(1)(2)	2,468,196
	CSMC Trust
1,635,000	2.26%, 08/15/2037(1)	1,693,782
	DBUBS Mortgage Trust
47,335	0.53%, 11/10/2046(1)(2)(4)	2
	FREMF Mortgage Trust
900,000	4.02%, 05/25/2045(1)(2)	932,159
	GS Mortgage Securities Corp. Trust
4,235,000	2.75%, 02/10/2037(1)	4,323,712
	GS Mortgage Securities Trust
6,830,000	3.12%, 11/10/2045	7,063,339
	JP Morgan Chase Commercial Mortgage Securities Trust
1,537,528	3.91%, 05/05/2030(1)	1,283,629
895,283	4.39%, 07/15/2046(1)	900,213
	SG Commercial Mortgage Securities Trust
9,500,000	2.63%, 03/15/2037(1)	9,924,697

		34,354,636

	Other Asset-Backed Securities - 4.9%
	Affirm Asset Securitization Trust
4,215,170	1.90%, 01/15/2025(1)	4,246,664
1,469,595	3.46%, 10/15/2024(1)	1,494,203
	Avant Loans Funding Trust
419,205	2.72%, 10/15/2026(1)	420,563
	Bayview Koitere Fund Trust
218,410	4.00%, 11/28/2053(1)(2)	227,372
	Bayview Mortgage Fund Trust
685,416	3.50%, 01/28/2058(1)(2)	693,842
	Bayview Opportunity Master Fund Trust
302,827	3.50%, 01/28/2055(1)(2)	310,096
549,743	3.50%, 06/28/2057(1)(2)	563,771
702,002	4.00%, 10/28/2064(1)(2)	730,005
	Carlyle Global Market Strategies CLO Ltd.
249,672	1.11%, 01/18/2029, 3 mo. USD LIBOR + 0.890%(1)(3)	249,694
1,495,453	1.19%, 04/17/2031, 3 mo. USD LIBOR + 0.970%(1)(3)	1,494,857
1,000,000	1.62%, 04/17/2031, 3 mo. USD LIBOR + 1.400%(1)(3)	991,639
	Chase Auto Credit Linked Notes
6,348,191	0.99%, 01/25/2028(1)	6,369,848
	Crossroads Asset Trust
3,765,000	0.82%, 03/20/2024(1)	3,764,245
	Dryden Senior Loan Fund
1,080,000	1.21%, 04/15/2031, 3 mo. USD LIBOR + 0.970%(1)(3)	1,082,554
	Falcon Aerospace Ltd.
2,510,782	3.60%, 09/15/2039(1)	2,516,691
	KKR CLO Ltd.
1,190,000	1.24%, 04/15/2031, 3 mo. USD LIBOR + 1.000%(1)(3)	1,186,375
	Marlette Funding Trust
1,562,613	2.39%, 12/17/2029(1)	1,575,198
403,015	2.69%, 09/17/2029(1)	405,912
534,816	3.13%, 07/16/2029(1)	539,496
264,300	3.44%, 04/16/2029(1)	266,353
	Mill City Mortgage Loan Trust
7,915,000	1.13%, 11/25/2060	7,974,397
308,850	2.50%, 04/25/2057(1)(2)	310,812
3,601,212	2.75%, 07/25/2059(1)(2)	3,741,846
1,385,722	2.75%, 01/25/2061(1)(2)	1,421,741

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Mill City Mortgage Loan Trust
$800,656	3.25%, 05/25/2062(1)(2)	$828,526
1,456,922	3.50%, 05/25/2058(1)(2)	1,508,141
1,605,950	3.50%, 08/25/2058(1)(2)	1,704,204
	Nationstar HECM Loan Trust
405,877	2.65%, 06/25/2029(1)(2)	406,573
	New Residential Mortgage LLC
2,298,837	3.79%, 07/25/2054(1)	2,306,438
	Sapphire Aviation Finance Ltd.
1,817,837	3.23%, 03/15/2040(1)	1,826,060
	SoFi Consumer Loan Program Trust
750,241	2.02%, 01/25/2029(1)	758,373
	Stack Infrastructure Issuer LLC
3,285,000	1.89%, 08/25/2045(1)	3,321,979
3,560,000	3.08%, 10/25/2044(1)	3,733,755
	Towd Point Mortgage Trust
4,144,817	1.75%, 10/25/2060(1)	4,254,916
433,777	2.25%, 04/25/2056(1)(2)	436,223
919,438	2.25%, 07/25/2056(1)(2)	930,135
125,997	2.75%, 02/25/2055(1)(2)	127,019
289,449	2.75%, 04/25/2055(1)(2)	291,298
1,507,854	2.75%, 10/25/2056(1)(2)	1,535,848
949,302	2.75%, 04/25/2057(1)(2)	967,392
642,842	2.75%, 07/25/2057(1)(2)	656,761
1,025,096	2.75%, 10/25/2057(1)(2)	1,055,429
1,796,405	2.90%, 10/25/2059(1)(2)	1,893,137
1,809,735	3.25%, 03/25/2058(1)(2)	1,891,148
	Vantage Data Centers Issuer LLC
7,080,000	1.65%, 09/15/2045(1)	7,106,635
2,537,875	3.19%, 07/15/2044(1)	2,661,405
1,276,725	4.20%, 11/16/2043(1)	1,369,714
	Verus Securitization Trust
1,736,367	2.42%, 01/25/2060(1)	1,771,571
1,826,270	2.64%, 11/25/2059(1)	1,873,466

		87,794,320

	Whole Loan Collateral CMO - 9.3%
	Angel Oak Mortgage Trust
3,777,447	0.99%, 04/25/2053(1)(2)	3,794,093
3,711,280	1.47%, 06/25/2065(1)(2)	3,731,757
5,859,076	1.69%, 04/25/2065(1)(2)	5,924,743
1,085,152	2.47%, 12/25/2059(1)(2)	1,098,781
	Angel Oak Mortgage Trust LLC
2,428,205	2.99%, 07/26/2049(1)(2)	2,455,212
878,993	3.92%, 11/25/2048(1)(2)	898,597
	Arroyo Mortgage Trust
3,432,182	2.96%, 10/25/2048(1)(2)	3,547,737
902,621	3.81%, 01/25/2049(1)(2)	933,069
	Bravo Residential Funding Trust
3,800,615	1.45%, 05/25/2060(1)(2)	3,823,171
	Bunker Hill Loan Depositary Trust
2,400,774	1.72%, 02/25/2055(1)(2)	2,436,941
2,851,623	2.72%, 11/25/2059(1)	2,934,340
850,302	3.61%, 10/26/2048(1)	862,066
2,628,321	3.82%, 10/26/2048(1)	2,670,355
	CIM Trust
1,661,122	3.00%, 04/25/2057(1)(2)	1,694,584
	Colombia Cent CLO Ltd.
1,264,572	1.37%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(3)	1,264,060
	COLT Mortgage Loan Trust
7,469,000	0.86%, 05/25/2065(1)(2)	7,473,626
4,692,070	1.26%, 09/25/2065(1)(2)	4,717,000
4,181,715	1.33%, 10/26/2065(1)(2)	4,191,564
7,652,699	1.39%, 01/25/2065(1)(2)	7,708,049
225,353	1.85%, 03/25/2065(1)(2)	228,193

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	COLT Mortgage Loan Trust
$3,091,129	2.49%, 02/25/2050(1)(2)	$3,129,634
1,821,798	2.58%, 11/25/2049(1)(2)	1,842,842
405,970	2.76%, 08/25/2049(1)(2)	409,219
317,923	3.71%, 03/25/2049(1)(2)	320,875
	CSMC Trust
6,434,756	0.81%, 05/25/2065(1)	6,440,304
6,744,087	1.21%, 05/25/2065(1)	6,784,823
7,152,170	2.00%, 01/25/2060(1)(2)	7,350,658
2,056,538	2.24%, 02/25/2050(1)(2)	2,102,475
	Deephaven Residential Mortgage Trust
2,452,128	1.69%, 05/25/2065(1)	2,472,338
3,652,614	2.34%, 01/25/2060(1)(2)	3,699,310
162,669	2.45%, 06/25/2047(1)(2)	163,045
66,037	2.73%, 12/26/2046(1)(2)	66,104
2,764,513	2.79%, 10/25/2059(1)(2)	2,816,252
73,071	2.81%, 10/25/2047(1)(2)	73,803
484,669	3.48%, 04/25/2058(1)(2)	495,042
1,044,227	3.79%, 08/25/2058(1)(2)	1,050,508
	Ellington Financial Mortgage Trust
2,337,883	1.18%, 10/25/2065(1)(2)	2,338,376
	FirstKey Homes Trust
4,585,000	1.27%, 10/19/2037(1)	4,605,575
	Galton Funding Mortgage Trust
1,509,273	2.66%, 10/25/2059(1)(2)	1,539,658
	GCAT Trust
2,294,840	1.56%, 04/25/2065(1)	2,312,554
2,674,159	2.25%, 01/25/2060(1)	2,733,732
1,795,002	2.65%, 10/25/2068(1)(2)	1,853,434
	Home Re Ltd.
298,894	1.73%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(3)	299,321
	MetLife Securitization Trust
704,830	3.00%, 04/25/2055(1)(2)	733,991
	MFA Trust
2,716,301	1.01%, 01/26/2065(1)(2)	2,715,684
1,899,611	1.48%, 03/25/2065(1)(2)	1,917,483
339,294	2.59%, 02/25/2057(1)(2)	343,349
	MFRA Trust
3,840,000	0.85%, 01/25/2056(1)(2)	3,839,917
	New Residential Mortgage Loan Trust
2,212,839	0.88%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(3)	2,220,645
2,463,024	1.65%, 05/24/2060(1)(2)	2,480,990
2,917,052	2.46%, 01/26/2060(1)(2)	2,977,391
440,076	3.25%, 09/25/2056(1)(2)	465,846
733,463	3.50%, 12/25/2057(1)(2)	771,436
438,959	3.75%, 11/26/2035(1)(2)	466,877
305,231	3.75%, 03/25/2056(1)(2)	323,985
494,744	3.75%, 11/25/2056(1)(2)	529,463
888,448	4.00%, 02/25/2057(1)(2)	957,921
887,308	4.00%, 03/25/2057(1)(2)	953,576
613,647	4.00%, 04/25/2057(1)(2)	654,391
842,943	4.00%, 05/25/2057(1)(2)	903,187
1,504,908	4.00%, 09/25/2057(1)(2)	1,600,844
712,558	4.00%, 12/25/2057(1)(2)	763,733
	NRZ Excess Spread-Collateralized Notes
2,110,179	3.61%, 05/25/2023(1)	2,118,267
	OBX Trust
2,554,352	3.50%, 12/25/2049(1)(2)	2,633,087
154,353	4.00%, 11/25/2048(1)(2)	154,385
	PSMC Trust
1,023,386	3.50%, 10/25/2049(1)(2)	1,024,863
	Radnor RE Ltd.
286,265	1.33%, 06/25/2029, 1 mo. USD LIBOR + 1.200%(1)(3)	286,190
	Sequoia Mortgage Trust
1,725,140	3.50%, 11/25/2049(1)(2)	1,747,313

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Sequoia Mortgage Trust
$870,605	4.50%, 08/25/2048(1)(2)	$901,140
	Spruce Hill Mortgage Loan Trust
520,342	3.40%, 04/29/2049(1)(2)	528,482
	Starwood Mortgage Residential Trust
1,450,547	1.49%, 04/25/2065(1)(2)	1,468,500
2,788,539	2.28%, 02/25/2050(1)(2)	2,849,123
	Verus Securitization Trust
7,082,000	0.82%, 10/25/2063(1)(2)	7,070,968
2,619,101	1.50%, 05/25/2065(1)	2,650,298

		166,341,145

	Total Asset & Commercial Mortgage-Backed Securities (cost $357,529,142)	$360,822,005

Corporate Bonds - 54.9%
	Aerospace/Defense - 0.6%
	Boeing Co.
5,900,000	4.51%, 05/01/2023	6,348,951
	L3Harris Technologies, Inc.
1,475,000	3.83%, 04/27/2025	1,647,710
2,275,000	3.85%, 06/15/2023	2,450,324
	United Technologies Corp.
164,000	3.65%, 08/16/2023	176,304

		10,623,289

	Agriculture - 0.3%
	BAT Capital Corp.
5,000,000	2.79%, 09/06/2024	5,331,263

	Apparel - 0.4%
	PVH Corp.
2,520,000	4.63%, 07/10/2025	2,835,429
	VF Corp.
4,000,000	2.40%, 04/23/2025	4,259,916

		7,095,345

	Auto Manufacturers - 2.2%
	Ford Motor Credit Co. LLC
3,125,000	3.35%, 11/01/2022	3,174,844
2,800,000	4.06%, 11/01/2024	2,926,784
	General Motors Financial Co., Inc.
2,500,000	1.25%, 01/08/2026	2,491,165
1,500,000	1.70%, 08/18/2023	1,533,992
2,850,000	2.90%, 02/26/2025	3,040,994
2,500,000	3.15%, 06/30/2022	2,583,237
2,500,000	3.20%, 07/06/2021	2,522,643
2,500,000	4.20%, 11/06/2021	2,570,391
	Hyundai Capital America
2,500,000	2.38%, 02/10/2023(1)	2,577,086
1,825,000	4.13%, 06/08/2023(1)	1,956,677
	Nissan Motor Acceptance Corp.
1,250,000	2.55%, 03/08/2021(1)	1,252,493
	Nissan Motor Co., Ltd.
2,500,000	3.04%, 09/15/2023(1)	2,625,395
	Volkswagen Group of America Finance LLC
3,500,000	0.88%, 11/22/2023(1)	3,516,775
1,800,000	2.85%, 09/26/2024(1)	1,924,658
2,000,000	3.13%, 05/12/2023(1)	2,111,116
3,025,000	4.25%, 11/13/2023(1)	3,319,919

		40,128,169

	Beverages - 0.3%
	Anheuser-Busch InBev Worldwide, Inc.
1,700,000	4.15%, 01/23/2025	1,921,368
	Constellation Brands, Inc.
2,435,000	2.65%, 11/07/2022	2,523,960

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Constellation Brands, Inc.
$340,000	2.70%, 05/09/2022	$348,944
	Molson Coors Brewing Co.
625,000	2.10%, 07/15/2021	628,453

		5,422,725

	Biotechnology - 0.5%
	Gilead Sciences, Inc.
3,150,000	0.75%, 09/29/2023	3,156,365
	Royalty Pharma plc
6,200,000	1.20%, 09/02/2025(1)	6,245,403

		9,401,768

	Chemicals - 1.1%
	Celanese U.S. Holdings LLC
915,000	3.50%, 05/08/2024	990,315
3,225,000	4.63%, 11/15/2022	3,452,825
	DuPont de Nemours, Inc.
3,600,000	4.21%, 11/15/2023	3,958,927
	Eastman Chemical Co.
2,500,000	3.50%, 12/01/2021	2,566,775
	LYB International Finance LLC
1,825,000	1.25%, 10/01/2025	1,840,392
1,500,000	2.88%, 05/01/2025	1,613,067
	Nutrition & Biosciences, Inc.
2,110,000	0.70%, 09/15/2022(1)	2,115,302
2,350,000	1.23%, 10/01/2025(1)	2,364,275
	Sherwin-Williams Co.
48,000	2.75%, 06/01/2022	49,389

		18,951,267

	Commercial Banks - 16.1%
	Banco Santander S.A.
1,600,000	3.13%, 02/23/2023	1,684,003
1,200,000	3.50%, 04/11/2022	1,243,992
600,000	3.85%, 04/12/2023	643,253
	Bank of America Corp.
4,700,000	0.98%, 09/25/2025, (0.98% fixed rate until 09/25/2024; 3 mo. USD SOFR + 0.910% thereafter)(5)	4,736,746
6,000,000	1.20%, 10/24/2026, (1.20% fixed rate until 10/24/2025; 3 mo. USD SOFR + 1.010% thereafter)(5)	6,053,433
2,500,000	1.32%, 06/19/2026, (1.32% fixed rate until 06/19/2025; 3 mo. USD SOFR + 1.150% thereafter)(5)	2,529,033
2,000,000	1.49%, 05/19/2024, (1.49% fixed rate until 05/19/2023; 3 mo. USD SOFR + 1.460% thereafter)(5)	2,044,157
5,125,000	2.02%, 02/13/2026, (2.02% fixed rate until 02/13/2025; 3 mo. USD LIBOR + 0.640% thereafter)(5)	5,337,627
3,750,000	3.88%, 08/01/2025	4,245,114
	Banque Federative du Credit Mutuel S.A.
4,225,000	0.65%, 02/27/2024(1)	4,224,569
	Barclays plc
4,425,000	1.01%, 12/10/2024, (1.01% fixed rate until 12/10/2023; 12 mo. USD CMT + 0.800% thereafter)(5)	4,437,642
1,775,000	4.61%, 02/15/2023, (4.61% fixed rate until 02/15/2022; 3 mo. USD LIBOR + 1.400% thereafter)(5)	1,848,448
	BNP Paribas S.A.
2,915,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(5)	2,921,105
580,000	2.95%, 05/23/2022(1)	599,846
750,000	3.50%, 03/01/2023(1)	795,692
	BPCE S.A.
2,000,000	1.00%, 01/20/2026(1)	2,000,761
4,860,000	1.65%, 10/06/2026, (1.65% fixed rate until 10/06/2025; 3 mo. USD SOFR + 1.520% thereafter)(1)(5)	4,948,715
3,000,000	2.38%, 01/14/2025(1)	3,156,496
1,750,000	2.75%, 01/11/2023(1)	1,827,097

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	BPCE S.A.
$300,000	3.00%, 05/22/2022(1)	$310,252
1,500,000	4.00%, 09/12/2023(1)	1,629,084
	Canadian Imperial Bank of Commerce
1,250,000	2.61%, 07/22/2023, (2.61% fixed rate until 07/22/2022; 3 mo. USD LIBOR + 0.785% thereafter)(5)	1,291,359
4,500,000	3.10%, 04/02/2024	4,856,124
	Capital One Financial Corp.
1,250,000	3.05%, 03/09/2022	1,284,436
1,750,000	3.45%, 04/30/2021	1,758,908
1,755,000	3.90%, 01/29/2024	1,915,191
	CIT Group, Inc.
2,500,000	4.13%, 03/09/2021	2,501,250
1,620,000	5.00%, 08/15/2022	1,713,150
3,980,000	5.00%, 08/01/2023	4,348,568
	Citigroup, Inc.
5,000,000	0.78%, 10/30/2024, (0.78% fixed rate until 10/30/2023; 3 mo. USD SOFR + 0.686% thereafter)(5)	5,015,191
3,550,000	1.12%, 01/28/2027, (1.12% fixed rate until 01/28/2026; 3 mo. USD SOFR + 0.765% thereafter)(5)	3,547,789
3,000,000	2.31%, 11/04/2022, (2.31% fixed rate until 11/04/2021; 3 mo. USD SOFR + 0.867% thereafter)(5)	3,041,562
4,500,000	2.90%, 12/08/2021	4,590,478
	Citizens Bank NA
770,000	2.55%, 05/13/2021	773,504
4,500,000	2.65%, 05/26/2022	4,625,905
	Citizens Financial Group, Inc.
665,000	2.38%, 07/28/2021	669,908
	Comerica, Inc.
3,550,000	3.70%, 07/31/2023	3,824,211
	Cooperatieve Rabobank UA
4,000,000	1.00%, 09/24/2026, (1.00% fixed rate until 09/24/2025; 12 mo. USD CMT + 0.730% thereafter)(1)(5)	4,013,094
	Credit Agricole S.A.
3,525,000	1.25%, 01/26/2027, (1.25% fixed rate until 01/26/2026; 3 mo. USD SOFR + 0.892% thereafter)(1)(5)(6)	3,523,985
2,794,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 3 mo. USD SOFR + 1.676% thereafter)(1)(5)	2,881,489
735,000	3.75%, 04/24/2023(1)	787,852
	Credit Suisse Group AG
2,280,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 3 mo. USD SOFR + 0.980% thereafter)(1)(5)	2,277,456
3,420,000	2.59%, 09/11/2025, (2.59% fixed rate until 09/11/2024; 3 mo. USD SOFR + 1.560% thereafter)(1)(5)	3,607,423
2,001,000	3.57%, 01/09/2023(1)	2,057,303
	Danske Bank A/S
3,000,000	1.17%, 12/08/2023, (1.17% fixed rate until 12/08/2022; 12 mo. USD CMT + 1.030% thereafter)(1)(5)	3,013,630
1,250,000	2.70%, 03/02/2022(1)	1,279,623
5,510,000	5.00%, 01/12/2022(1)	5,737,038
	Deutsche Bank AG
3,000,000	2.22%, 09/18/2024, (2.22% fixed rate until 09/18/2023; 3 mo. USD SOFR + 2.159% thereafter)(5)	3,084,463
	Discover Bank
2,425,000	2.45%, 09/12/2024	2,561,804
	Fifth Third Bancorp
2,430,000	2.38%, 01/28/2025	2,572,028
1,750,000	2.60%, 06/15/2022	1,800,226
2,000,000	3.65%, 01/25/2024	2,173,005
	Goldman Sachs Group, Inc.
4,465,000	0.63%, 11/17/2023, (0.63% fixed rate until 11/17/2022; 3 mo. USD SOFR + 0.538% thereafter)(5)	4,469,966
2,360,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 3 mo. USD SOFR + 0.789% thereafter)(5)	2,364,270
660,000	2.63%, 04/25/2021	662,323

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Goldman Sachs Group, Inc.
$4,000,000	3.00%, 04/26/2022	$4,025,121
1,500,000	3.20%, 02/23/2023	1,580,445
2,500,000	3.63%, 02/20/2024	2,717,012
	HSBC Holdings plc
7,455,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(5)	7,543,783
3,500,000	2.63%, 11/07/2025, (2.63% fixed rate until 11/07/2024; 3 mo. USD LIBOR + 1.140% thereafter)(5)	3,706,660
2,135,000	3.26%, 03/13/2023, (3.26% fixed rate until 03/13/2022; 3 mo. USD LIBOR + 1.055% thereafter)(5)	2,202,929
	Huntington Bancshares, Inc.
914,000	2.30%, 01/14/2022	929,893
1,059,000	3.15%, 03/14/2021	1,060,044
	ING Groep N.V.
2,000,000	4.10%, 10/02/2023	2,189,026
	Intesa Sanpaolo S.p.A.
1,955,000	3.13%, 07/14/2022(1)	2,017,554
2,000,000	3.25%, 09/23/2024(1)	2,133,955
1,675,000	3.38%, 01/12/2023(1)	1,749,312
750,000	6.50%, 02/24/2021(1)	752,742
	JP Morgan Chase & Co.
4,200,000	1.05%, 11/19/2026, (1.05% fixed rate until 11/19/2025; 3 mo. USD SOFR + 0.800% thereafter)(5)	4,203,056
3,000,000	1.51%, 06/01/2024, (1.51% fixed rate until 06/01/2023; 3 mo. USD SOFR + 1.455% thereafter)(5)	3,069,940
4,600,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(5)	4,858,522
3,750,000	3.90%, 07/15/2025	4,221,126
	Macquarie Group Ltd.
2,340,000	1.34%, 01/12/2027, (1.34% fixed rate until 01/12/2026; 3 mo. USD SOFR + 1.069% thereafter)(1)(5)	2,352,726
3,000,000	3.19%, 11/28/2023, (3.19% fixed rate until 11/28/2022; 3 mo. USD LIBOR + 1.023% thereafter)(1)(5)	3,135,233
	Mizuho Financial Group, Inc.
2,000,000	2.72%, 07/16/2023, (2.72% fixed rate until 07/16/2022; 3 mo. USD LIBOR + 0.840% thereafter)(5)	2,064,738
	Morgan Stanley
2,000,000	0.73%, 01/20/2023, 3 mo. USD SOFR + 0.700%(3)	2,008,101
8,615,000	0.86%, 10/21/2025, (0.86% fixed rate until 10/21/2024; 3 mo. USD SOFR + 0.745% thereafter)(5)	8,648,197
3,425,000	0.99%, 12/10/2026, (0.99% fixed rate until 12/10/2025; 3 mo. USD SOFR + 0.720% thereafter)(5)	3,415,244
2,675,000	4.00%, 07/23/2025	3,031,844
	National Bank of Canada
3,425,000	0.55%, 11/15/2024, (0.55% fixed rate until 11/15/2023; 12 mo. USD CMT + 0.400% thereafter)(5)	3,426,078
	NatWest Markets plc
4,125,000	3.63%, 09/29/2022(1)	4,339,042
	Regions Financial Corp.
1,500,000	2.25%, 05/18/2025	1,579,548
1,500,000	3.80%, 08/14/2023	1,620,162
	Royal Bank of Canada
3,900,000	2.25%, 11/01/2024	4,144,266
	Santander Holdings USA, Inc.
3,035,000	3.45%, 06/02/2025	3,301,612
3,530,000	3.70%, 03/28/2022	3,644,824
	Standard Chartered plc
2,070,000	1.46%, 01/14/2027, (1.46% fixed rate until 01/14/2026; 12 mo. USD CMT + 1.000% thereafter)(1)(5)	2,068,685
3,655,000	2.74%, 09/10/2022, (2.74% fixed rate until 09/10/2021; 3 mo. USD LIBOR + 1.200% thereafter)(1)(5)	3,701,672
3,400,000	4.25%, 01/20/2023, (4.25% fixed rate until 01/20/2022; 3 mo. USD LIBOR + 1.150% thereafter)(1)(5)	3,518,387

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Swedbank AB
$1,800,000	0.60%, 09/25/2023(1)	$1,803,060
	Truist Financial Corp.
2,000,000	1.20%, 08/05/2025(6)	2,042,065
895,000	2.90%, 03/03/2021	895,068
	UBS Group AG
4,230,000	1.01%, 07/30/2024, (1.01% fixed rate until 07/30/2023; 12 mo. USD CMT + 0.830% thereafter)(1)(5)	4,266,033
2,100,000	4.13%, 04/15/2026(1)	2,408,546
	UniCredit S.p.A.
3,250,000	3.75%, 04/12/2022(1)	3,356,793
3,035,000	6.57%, 01/14/2022(1)	3,193,099
	Wells Fargo & Co.
7,500,000	2.16%, 02/11/2026, (2.16% fixed rate until 02/11/2025; 3 mo. USD LIBOR + 0.750% thereafter)(5)	7,827,304
4,650,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 0.825% thereafter)(5)	4,911,247

		287,506,271

	Commercial Services - 0.9%
	Equifax, Inc.
3,365,000	2.60%, 12/01/2024	3,587,726
1,035,000	3.30%, 12/15/2022	1,081,299
2,555,000	3.95%, 06/15/2023	2,755,602
	Global Payments, Inc.
2,345,000	2.65%, 02/15/2025	2,500,590
1,500,000	3.80%, 04/01/2021	1,504,141
1,500,000	4.00%, 06/01/2023	1,614,638
	Howard University, (Assured Guaranty Municipal Cor Insured)
500,000	1.99%, 10/01/2025	508,596
	IHS Markit Ltd.
2,750,000	4.13%, 08/01/2023	2,975,225

		16,527,817

	Construction Materials - 0.5%
	Carrier Global Corp.
6,100,000	2.24%, 02/15/2025	6,409,983
	Lennox International, Inc.
2,380,000	1.35%, 08/01/2025	2,429,861

		8,839,844

	Diversified Financial Services - 2.9%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1,000,000	1.75%, 01/30/2026	984,869
2,000,000	3.15%, 02/15/2024	2,095,559
910,000	3.30%, 01/23/2023	948,388
1,880,000	4.50%, 09/15/2023	2,035,135
	Air Lease Corp.
2,500,000	2.25%, 01/15/2023	2,567,811
2,700,000	2.63%, 07/01/2022	2,769,225
	Aircastle Ltd.
1,200,000	4.13%, 05/01/2024	1,272,448
1,400,000	4.40%, 09/25/2023	1,501,211
3,075,000	5.13%, 03/15/2021	3,091,194
3,050,000	5.25%, 08/11/2025(1)	3,396,266
	Ally Financial, Inc.
2,690,000	3.88%, 05/21/2024	2,934,402
	Avolon Holdings Funding Ltd.
4,250,000	2.88%, 02/15/2025(1)	4,320,398
2,000,000	4.25%, 04/15/2026(1)	2,165,912
	BOC Aviation Ltd.
1,880,000	1.26%, 05/02/2021, 3 mo. USD LIBOR + 1.050%(3)(7)	1,878,590
	CNA Financial Corp.
2,500,000	7.25%, 11/15/2023(6)	2,952,122
	LeasePlan Corp. N.V.
4,125,000	2.88%, 10/24/2024(1)	4,352,071

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Marlette Funding Trust
	$1,395,490	1.02%, 09/16/2030(1)	$1,398,171
		Societe Generale S.A.
	1,800,000	3.25%, 01/12/2022(1)	1,848,303
		Synchrony Financial
	2,135,000	2.85%, 07/25/2022	2,203,202
	1,245,000	4.38%, 03/19/2024	1,366,036
		Western Union Co.
	4,925,000	2.85%, 01/10/2025	5,274,807

			51,356,120

		Electric - 2.8%
		AEP Texas, Inc.
	2,500,000	2.40%, 10/01/2022	2,574,768
		AES Corp.
	4,000,000	1.38%, 01/15/2026(1)	4,011,471
		Ameren Corp.
	2,500,000	2.50%, 09/15/2024	2,662,685
		CenterPoint Energy, Inc.
	1,700,000	3.85%, 02/01/2024	1,855,654
		Cleco Corporate Holdings LLC
	2,280,000	3.74%, 05/01/2026	2,535,885
		Dominion Energy, Inc.
	2,475,000	3.07%, 08/15/2024(8)	2,687,766
		Edison International
	2,000,000	2.40%, 09/15/2022	2,048,109
	2,750,000	2.95%, 03/15/2023	2,860,575
	1,840,000	3.55%, 11/15/2024	1,986,093
		Emera U.S. Finance L.P.
	395,000	2.70%, 06/15/2021	397,721
		Enel Finance International N.V.
	3,150,000	2.88%, 05/25/2022(1)	3,247,194
	1,500,000	4.25%, 09/14/2023(1)	1,636,411
		Evergy, Inc.
	3,760,000	2.45%, 09/15/2024	3,976,411
		Eversource Energy
	1,055,000	2.50%, 03/15/2021	1,055,867
	890,000	3.80%, 12/01/2023	971,418
		FirstEnergy Corp.
	970,000	3.35%, 07/15/2022	988,236
		Israel Electric Corp. Ltd.
	1,300,000	6.88%, 06/21/2023(1)	1,469,000
	410,000	6.88%, 06/21/2023(7)	463,300
		ITC Holdings Corp.
	1,850,000	2.70%, 11/15/2022	1,918,302
		Public Service Enterprise Group, Inc.
	3,500,000	0.80%, 08/15/2025	3,497,474
	3,410,000	2.88%, 06/15/2024	3,656,424
		Southern Co.
	3,000,000	2.35%, 07/01/2021	3,021,481

			49,522,245

		Electronics - 0.6%
		Flex Ltd.
	4,850,000	3.75%, 02/01/2026	5,361,934
		Keysight Technologies Inc
	870,000	4.55%, 10/30/2024	985,059
		Roper Technologies, Inc.
	5,325,000	1.00%, 09/15/2025	5,358,010

			11,705,003

		Engineering & Construction - 0.1%
		Heathrow Funding Ltd.
CAD	1,186,000	3.00%, 06/17/2023(7)	934,600

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Environmental Control - 0.1%
	Republic Services, Inc.
$1,140,000	0.88%, 11/15/2025	$1,140,604

	Food - 0.9%
	Conagra Brands, Inc.
1,200,000	3.25%, 09/15/2022	1,252,980
3,325,000	4.30%, 05/01/2024	3,700,414
	Danone S.A.
4,000,000	2.08%, 11/02/2021(1)	4,047,280
	Mondelez International Holdings Netherlands B.V.
2,500,000	2.00%, 10/28/2021(1)	2,527,767
	Sysco Corp.
1,850,000	5.65%, 04/01/2025	2,195,771
	Tyson Foods, Inc.
2,000,000	4.50%, 06/15/2022	2,092,811

		15,817,023

	Gas - 0.4%
	East Ohio Gas Co.
975,000	1.30%, 06/15/2025(1)	990,541
	NiSource, Inc.
6,180,000	0.95%, 08/15/2025	6,183,456

		7,173,997

	Healthcare-Products - 0.3%
	Boston Scientific Corp.
2,260,000	3.45%, 03/01/2024	2,444,482
	Zimmer Biomet Holdings, Inc.
2,870,000	3.05%, 01/15/2026	3,139,647

		5,584,129

	Healthcare-Services - 1.5%
	Anthem, Inc.
2,720,000	2.38%, 01/15/2025	2,886,338
1,500,000	2.95%, 12/01/2022	1,564,648
	Bon Secours Mercy Health, Inc.
1,960,000	1.35%, 06/01/2025	1,996,877
	CommonSpirit Health
2,985,000	1.55%, 10/01/2025	3,055,414
3,771,000	2.76%, 10/01/2024	4,045,635
	HCA, Inc.
2,000,000	4.75%, 05/01/2023	2,177,568
	Howard University
1,965,000	2.42%, 10/01/2024	2,036,068
655,000	2.52%, 10/01/2025	680,769
1,685,000	2.74%, 10/01/2022	1,734,223
	PeaceHealth Obligated Group
1,905,000	1.38%, 11/15/2025	1,945,291
	UnitedHealth Group, Inc.
1,590,000	1.25%, 01/15/2026	1,625,468
3,300,000	3.50%, 02/15/2024	3,597,869

		27,346,168

	Home Builders - 0.3%
	Lennar Corp.
834,000	4.88%, 12/15/2023	919,485
1,750,000	5.38%, 10/01/2022	1,874,337
	Toll Brothers Finance Corp.
2,000,000	5.88%, 02/15/2022	2,077,500

		4,871,322

	Insurance - 1.8%
	American International Group, Inc.
3,000,000	2.50%, 06/30/2025	3,198,322
	Assurant, Inc.
1,250,000	4.20%, 09/27/2023	1,362,857

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Equitable Financial Life Global Funding
$2,000,000	1.00%, 01/09/2026(1)	$1,996,826
2,020,000	1.40%, 07/07/2025(1)	2,064,680
	Equitable Holdings, Inc.
785,000	3.90%, 04/20/2023	843,511
	Liberty Mutual Group, Inc.
3,250,000	4.95%, 05/01/2022(1)	3,428,700
	Marsh & McLennan Cos., Inc.
2,315,000	3.88%, 03/15/2024	2,548,688
	Pacific Life Global Funding
4,735,000	1.20%, 06/24/2025(1)	4,792,672
	Principal Life Global Funding
785,000	1.25%, 06/23/2025(1)	799,596
	Radian Group, Inc.
3,000,000	6.63%, 03/15/2025	3,383,025
	Trinity Acquisition plc
705,000	3.50%, 09/15/2021	716,505
	Unum Group
3,485,000	4.50%, 03/15/2025	3,960,595
	Willis North America, Inc.
2,250,000	3.60%, 05/15/2024	2,455,095

		31,551,072

	Internet - 0.2%
	Meituan
1,535,000	2.13%, 10/28/2025(1)	1,565,316
	Netflix, Inc.
2,000,000	5.50%, 02/15/2022	2,092,500

		3,657,816

	Iron/Steel - 0.4%
	Steel Dynamics, Inc.
395,000	2.40%, 06/15/2025	419,159
7,000,000	2.80%, 12/15/2024	7,514,625

		7,933,784

	IT Services - 1.4%
	Hewlett Packard Enterprise Co.
4,550,000	2.25%, 04/01/2023	4,715,874
1,250,000	3.50%, 10/05/2021	1,273,623
	HP, Inc.
4,000,000	2.20%, 06/17/2025	4,200,664
	IBM Corp.
5,775,000	3.00%, 05/15/2024	6,239,189
	Leidos, Inc.
3,850,000	2.95%, 05/15/2023(1)	4,043,135
	Seagate HDD Cayman
3,150,000	4.75%, 06/01/2023(6)	3,376,217
700,000	4.88%, 03/01/2024	756,000

		24,604,702

	Lodging - 1.0%
	Genting New York LLC
4,325,000	3.30%, 02/15/2026(1)	4,352,623
	Las Vegas Sands Corp.
5,090,000	3.20%, 08/08/2024	5,346,990
	Marriott International, Inc.
1,565,000	2.13%, 10/03/2022	1,586,248
1,500,000	2.30%, 01/15/2022	1,519,843
2,500,000	3.60%, 04/15/2024	2,665,509
	MGM Resorts International
2,300,000	6.00%, 03/15/2023	2,455,250

		17,926,463

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Machinery-Diversified - 0.4%
	CNH Industrial Capital LLC
$995,000	4.38%, 04/05/2022	$1,037,057
	Otis Worldwide Corp.
1,850,000	2.06%, 04/05/2025	1,948,019
	Roper Technologies, Inc.
3,225,000	2.35%, 09/15/2024	3,417,792
1,500,000	3.65%, 09/15/2023	1,621,846

		8,024,714

	Media - 1.3%
	Charter Communications Operating LLC / Charter Communications Operating Capital
2,500,000	4.46%, 07/23/2022	2,626,275
	Comcast Corp.
3,185,000	3.70%, 04/15/2024	3,500,647
	Cox Communications, Inc.
905,000	2.95%, 06/30/2023(1)	951,684
5,157,000	3.15%, 08/15/2024(1)	5,572,836
3,000,000	3.25%, 12/15/2022(1)	3,157,290
	Fox Corp.
735,000	4.03%, 01/25/2024	808,178
	ViacomCBS, Inc.
815,000	2.90%, 06/01/2023	850,941
2,900,000	3.25%, 03/15/2023	3,025,764
	Videotron Ltd.
2,675,000	5.00%, 07/15/2022	2,805,406

		23,299,021

	Mining - 0.1%
	Anglo American Capital plc
561,000	4.13%, 04/15/2021(1)	564,290
	Glencore Funding LLC
320,000	3.00%, 10/27/2022(1)	332,256

		896,546

	Miscellaneous Manufacturing - 0.1%
	Parker-Hannifin Corp.
1,480,000	2.70%, 06/14/2024	1,584,165

	Office/Business Equipment - 0.1%
	Xerox Corp.
1,495,000	4.07%, 03/17/2022	1,532,375

	Oil & Gas - 2.9%
	Aker BP ASA
2,000,000	2.88%, 01/15/2026(1)	2,058,662
5,845,000	3.00%, 01/15/2025(1)	5,990,666
3,075,000	4.75%, 06/15/2024(1)	3,168,726
	Canadian Natural Resources Ltd.
1,250,000	2.05%, 07/15/2025	1,294,567
875,000	2.95%, 01/15/2023	911,987
	Chevron USA, Inc.
3,000,000	3.90%, 11/15/2024	3,349,659
	Cimarex Energy Co.
2,795,000	4.38%, 06/01/2024	3,055,211
	Eni S.p.A.
3,400,000	4.00%, 09/12/2023(1)	3,689,505
	Marathon Petroleum Corp.
3,000,000	4.50%, 05/01/2023	3,245,328
	Occidental Petroleum Corp.
5,050,000	2.70%, 08/15/2022	5,063,685
	Phillips 66
4,530,000	0.90%, 02/15/2024	4,538,653
	Pioneer Natural Resources Co.
5,920,000	0.75%, 01/15/2024	5,921,300

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Saudi Arabian Oil Co.
$1,310,000	1.25%, 11/24/2023(1)	$1,323,040
	Valero Energy Corp.
3,500,000	2.70%, 04/15/2023	3,649,179
4,360,000	2.85%, 04/15/2025	4,627,064

		51,887,232

	Packaging & Containers - 0.5%
	Berry Global, Inc.
2,950,000	0.95%, 02/15/2024(1)	2,957,021
5,200,000	1.57%, 01/15/2026(1)	5,229,250

		8,186,271

	Pharmaceuticals - 1.8%
	AbbVie, Inc.
1,250,000	2.30%, 05/14/2021	1,255,718
5,000,000	2.60%, 11/21/2024	5,340,052
	AstraZeneca plc
5,000,000	0.70%, 04/08/2026	4,924,258
	Bayer U.S. Finance LLC
2,000,000	3.50%, 06/25/2021(1)	2,020,275
1,400,000	3.88%, 12/15/2023(1)	1,525,191
	Cigna Corp.
2,081,000	3.75%, 07/15/2023	2,244,627
	CVS Health Corp.
1,060,000	2.63%, 08/15/2024	1,131,906
	Elanco Animal Health, Inc.
4,075,000	4.91%, 08/27/2021	4,162,348
2,560,000	5.27%, 08/28/2023	2,764,800
	Teva Pharmaceutical Finance Netherlands B.V.
4,850,000	2.20%, 07/21/2021	4,845,693
	Upjohn, Inc.
2,000,000	1.13%, 06/22/2022(1)	2,017,970
755,000	1.65%, 06/22/2025(1)	777,352

		33,010,190

	Pipelines - 2.4%
	Energy Transfer Operating L.P.
1,870,000	2.90%, 05/15/2025	1,971,379
1,130,000	4.20%, 09/15/2023	1,216,756
2,150,000	4.50%, 04/15/2024	2,362,675
	Enterprise Products Operating LLC
1,700,000	2.85%, 04/15/2021	1,705,207
	EQM Midstream Partners L.P.
935,000	4.75%, 07/15/2023	967,725
	Gray Oak Pipeline LLC
7,500,000	2.00%, 09/15/2023(1)	7,620,945
	Kinder Morgan Energy Partners L.P.
850,000	4.15%, 03/01/2022	883,179
	MPLX L.P.
2,160,000	1.75%, 03/01/2026	2,201,341
240,000	3.50%, 12/01/2022	252,148
	ONEOK, Inc.
1,575,000	5.85%, 01/15/2026	1,879,351
	Phillips 66 Partners L.P.
5,200,000	2.45%, 12/15/2024	5,470,911
	Sunoco Logistics Partners Operations L.P.
2,050,000	4.40%, 04/01/2021	2,056,490
	Western Midstream Operating L.P.
750,000	4.00%, 07/01/2022	768,915
5,725,000	4.10%, 02/01/2025	5,928,638
	Williams Cos., Inc.
3,000,000	3.60%, 03/15/2022	3,089,062
4,500,000	4.30%, 03/04/2024	4,940,424

		43,315,146

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Real Estate Investment Trusts - 2.7%
	American Tower Corp.
$905,000	1.30%, 09/15/2025	$915,949
1,750,000	3.00%, 06/15/2023	1,851,343
2,350,000	3.38%, 05/15/2024	2,544,569
	Brandywine Operating Partnership L.P.
3,890,000	4.10%, 10/01/2024	4,164,917
	Crown Castle International Corp.
1,500,000	3.15%, 07/15/2023	1,592,388
	Equinix, Inc.
5,500,000	1.00%, 09/15/2025	5,500,248
2,000,000	1.25%, 07/15/2025	2,021,690
	Federal Realty Investment Trust
5,715,000	1.25%, 02/15/2026	5,783,537
	SBA Tower Trust
1,390,000	1.88%, 07/15/2050(1)	1,447,060
1,745,000	2.84%, 01/15/2050(1)	1,869,496
1,760,000	3.17%, 04/09/2047(1)	1,773,706
	Scentre Group Trust 1 / Scentre Group Trust 2
4,020,000	3.63%, 01/28/2026(1)	4,419,951
	Simon Property Group L.P.
3,325,000	3.50%, 09/01/2025	3,667,105
	Ventas Realty L.P.
3,700,000	2.65%, 01/15/2025	3,950,596
	WEA Finance LLC
2,000,000	3.15%, 04/05/2022(1)	2,043,462
	Welltower, Inc.
2,000,000	3.63%, 03/15/2024	2,176,642
2,000,000	3.95%, 09/01/2023	2,167,853

		47,890,512

	Retail - 0.6%
	7-Eleven, Inc.
6,200,000	0.80%, 02/10/2024(1)	6,208,148
	CVS Health Corp.
2,350,000	2.13%, 06/01/2021	2,360,841
340,000	3.70%, 03/09/2023	362,571
	Dollar Tree, Inc.
1,790,000	3.70%, 05/15/2023	1,913,323

		10,844,883

	Savings & Loans - 0.3%
	Nationwide Building Society
3,550,000	2.00%, 01/27/2023(1)	3,661,150
1,400,000	3.62%, 04/26/2023, (3.62% fixed rate until 04/26/2022; 3 mo. USD LIBOR + 1.181% thereafter)(1)(5)	1,451,101

		5,112,251

	Semiconductors - 0.7%
	Broadcom, Inc.
1,563,000	3.46%, 09/15/2026	1,719,517
1,500,000	3.63%, 10/15/2024	1,642,312
	Microchip Technology, Inc.
5,915,000	0.97%, 02/15/2024(1)	5,917,685
2,400,000	2.67%, 09/01/2023(1)	2,511,447
	NXP B.V. / NXP Funding LLC
860,000	4.88%, 03/01/2024(1)	965,921

		12,756,882

	Software - 0.1%
	Fiserv, Inc.
1,380,000	3.80%, 10/01/2023	1,496,734

	Telecommunications - 1.4%
	America Movil S.A.B. de C.V.
2,390,000	3.13%, 07/16/2022	2,480,675

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Nokia Oyj
$5,500,000	3.38%, 06/12/2022	$5,678,750
	Sprint Communications, Inc.
4,500,000	6.00%, 11/15/2022	4,835,475
	Sprint Corp.
3,565,000	7.25%, 09/15/2021	3,682,645
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
1,742,813	3.36%, 03/20/2023(1)	1,758,236
	Telecom Italia S.p.A.
3,450,000	5.30%, 05/30/2024(1)	3,750,064
	Telefonica Emisiones S.A.
2,000,000	4.57%, 04/27/2023	2,180,855
	Verizon Communications, Inc.
1,000,000	0.85%, 11/20/2025	998,374

		25,365,074

	Toys/Games/Hobbies - 0.1%
	Hasbro, Inc.
1,750,000	2.60%, 11/19/2022	1,813,719

	Transportation - 0.9%
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
3,000,000	1.20%, 11/15/2025(1)	3,014,674
1,500,000	2.70%, 03/14/2023(1)	1,563,847
1,425,000	2.70%, 11/01/2024(1)	1,521,448
2,065,000	3.45%, 07/01/2024(1)	2,245,406
1,250,000	3.90%, 02/01/2024(1)	1,359,850
2,000,000	4.13%, 08/01/2023(1)	2,165,658
	TTX Co.
4,450,000	3.60%, 01/15/2025(1)	4,933,366

		16,804,249

	Trucking & Leasing - 0.9%
	Aviation Capital Group LLC
2,650,000	3.88%, 05/01/2023(1)	2,787,942
	Avolon Holdings Funding Ltd.
2,950,000	5.13%, 10/01/2023(1)	3,178,792
	DAE Funding LLC
1,450,000	2.63%, 03/20/2025(1)	1,488,063
5,275,000	5.25%, 11/15/2021(1)	5,394,742
	GATX Corp.
2,500,000	4.35%, 02/15/2024	2,754,357
	Park Aerospace Holdings Ltd.
300,000	5.25%, 08/15/2022(1)	314,604

		15,918,500

	Total Corporate Bonds (cost $945,823,711)	$980,691,270

Foreign Government Obligations - 0.1%
	Qatar - 0.1%
	Qatar Government International Bond
1,960,000	3.88%, 04/23/2023(1)	2,102,100

	Total Foreign Government Obligations (cost $1,946,711)	$2,102,100

Municipal Bonds - 0.7%
	General - 0.3%
	Florida State Board of Administration Finance Co.
4,620,000	1.26%, 07/01/2025	4,751,485

	General Obligation - 0.2%
	Cook County, IL, GO
2,805,000	4.74%, 11/15/2022	2,889,823

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Higher Education - 0.1%
		Chicago, IL, Board of Education, GO
	$2,630,000	5.28%, 12/01/2022	$2,788,642

		Transportation - 0.1%
		Alameda Corridor, CA, Transportation Auth, (NATL Insured)
	1,750,000	0.00%, 10/01/2022(9)	1,714,492
		Chicago, IL, Transit Auth
	1,000,000	2.06%, 12/01/2024	1,038,510

			2,753,002

		Total Municipal Bonds (cost $12,728,153)	$13,182,952

Senior Floating Rate Interests - 17.2%(10)
		Advertising - 0.1%
		Clear Channel Outdoor Holdings, Inc.
	995,142	3.71%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	969,328
		E2open, LLC
	1,230,000	0.00%, 10/29/2027(11)	1,234,994

			2,204,322

		Aerospace/Defense - 0.2%
		Spirit Aerosystems, Inc.
	355,000	6.00%, 01/15/2025, 1 mo. USD LIBOR + 5.250%	359,437
		TransDigm, Inc.
	3,733,057	2.37%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	3,665,787

			4,025,224

		Airlines - 0.2%
		JetBlue Airways Corp.
	297,375	6.25%, 06/17/2024, 1 mo. USD LIBOR + 5.250%	306,977
		Mileage Plus Holdings LLC
	455,000	6.25%, 06/25/2027, 1 mo. USD LIBOR + 5.250%	484,657
		SkyMiles IP Ltd.
	1,195,000	4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	1,249,970
		WestJet Airlines Ltd.
	945,450	4.00%, 12/11/2026, 3 mo. USD LIBOR + 3.000%	906,214

			2,947,818

		Asset-Backed - Finance & Insurance - 0.1%
		By Crown Parent LLC
	219,572	4.00%, 02/02/2026, 1 mo. USD LIBOR + 3.000%	219,205
		PAI Holdco, Inc.
	695,000	5.00%, 10/28/2027, 1 mo. USD LIBOR + 4.000%	698,475

			917,680

		Auto Manufacturers - 0.1%
		Navistar International Corp.
	1,440,747	3.63%, 11/06/2024, 3 mo. USD LIBOR + 3.500%	1,437,505

		Auto Parts & Equipment - 0.4%
		Adient U.S. LLC
	1,108,125	4.39%, 05/06/2024, 3 mo. USD LIBOR + 4.250%	1,108,125
		AL Alpine AT Bidco GmbH
EUR	330,000	2.94%, 10/31/2025, 3 mo. EURIBOR + 3.250%	390,960
		Altra Industrial Motion Corp.
	$623,414	2.12%, 10/01/2025, 3 mo. USD LIBOR + 2.000%	622,442
		Clarios Global L.P.
	1,090,848	3.62%, 04/30/2026, 3 mo. USD LIBOR + 3.500%	1,089,147
EUR	1,566,138	3.75%, 04/30/2026, 3 mo. EURIBOR + 3.750%	1,894,656
		GT Polaris, Inc.
	$359,100	2.25%, 09/24/2027, 1 mo. USD LIBOR + 4.000%	360,177
		IAA, Inc.
	382,163	2.38%, 06/28/2026, 3 mo. USD LIBOR + 2.250%	381,207
		Trico Group LLC
	806,131	8.50%, 02/02/2024, 1 mo. USD LIBOR + 7.500%	818,224

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Truck Hero, Inc.
	$415,000	0.00%, 01/31/2028, 3 mo. USD LIBOR + 3.750%(11)	$415,000

			7,079,938

		Beverages - 0.1%
		Jacobs Douwe Egberts International B.V.
	825,585	2.19%, 11/01/2025, 3 mo. USD LIBOR + 2.000%	825,585
		Refresco Holding B.V.
	618,750	3.47%, 03/28/2025, 3 mo. USD LIBOR + 3.250%	612,049

			1,437,634

		Chemicals - 0.5%
		Axalta Coating Systems U.S. Holdings, Inc.
	931,793	2.00%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	927,907
		CeramTec AcquiCo GmbH
EUR	1,227,702	2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	1,448,756
		CMC Materials, Inc.
	$841,645	2.13%, 11/17/2025, 1 mo. USD LIBOR + 2.000%	841,645
		Element Solutions, Inc.
	671,364	2.12%, 01/31/2026, 1 mo. USD LIBOR + 2.000%	669,270
		Hexion, Inc.
	738,750	3.74%, 07/01/2026, 3 mo. USD LIBOR + 3.500%	739,363
		INEOS Styrolution U.S. Holding LLC
	490,000	0.00%, 01/21/2026, 3 mo. USD LIBOR + 2.750%(11)	487,550
		Minerals Technologies, Inc.
	251,167	3.00%, 02/14/2024, 3 mo. USD LIBOR + 2.250%	250,539
		Nouryon Finance B.V.
EUR	141,620	3.25%, 10/01/2025, 3 mo. EURIBOR + 3.250%	171,296
		Nouryon USA LLC
	$335,004	3.13%, 10/01/2025, 1 mo. USD LIBOR + 3.000%	333,329
		Tronox Finance LLC
	1,340,132	3.18%, 09/23/2024, 3 mo. USD LIBOR + 3.000%	1,338,939
		Univar, Inc.
	331,650	2.12%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	329,939
	582,409	2.37%, 07/01/2024, 3 mo. USD LIBOR + 2.250%	581,786
		WR Grace & Co.
	811,325	2.00%, 04/03/2025, 3 mo. USD LIBOR + 1.750%	809,297

			8,929,616

		Commercial Services - 2.3%
		AlixPartners LLP
	1,930,000	0.00%, 01/28/2028, 1 mo. USD LIBOR + 2.750%(11)	1,927,587
EUR	200,000	0.00%, 01/28/2028(11)	242,103
	$1,342,688	2.62%, 04/04/2024, 1 mo. USD LIBOR + 2.500%	1,340,405
EUR	358,613	3.25%, 04/04/2024, 3 mo. EURIBOR + 3.250%	434,467
		Allied Universal Holdco LLC
	$937,500	4.37%, 07/10/2026, 1 mo. USD LIBOR + 4.250%	937,059
		Amentum Government Services Holdings LLC
	636,800	3.62%, 01/29/2027, 1 mo. USD LIBOR + 3.500%	631,228
	1,580,000	5.50%, 01/29/2027, 1 mo. USD LIBOR + 4.750%	1,583,950
		Belron Finance U.S. LLC
	386,100	2.46%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	384,652
		Biogroup-LCD
EUR	2,495,000	0.00%, 01/28/2028, 3 mo. EURIBOR + 3.500%(11)	3,025,293
		Blackhawk Network Holdings, Inc.
	$1,990,984	3.12%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	1,960,283
		BrightView Landscapes LLC
	820,552	2.63%, 08/15/2025, 3 mo. USD LIBOR + 2.500%	818,755
		Deerfield Dakota Holding LLC
EUR	1,990,000	4.00%, 04/09/2027, 3 mo. EURIBOR + 4.000%	2,414,964
	$2,781,025	4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	2,791,454
		Dun & Bradstreet Corp.
	4,991,088	3.38%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	4,998,225
		Fly Funding S.a.r.l.
	471,497	1.96%, 08/11/2025, 1 mo. USD LIBOR + 1.750%	450,633

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Gainwell Acquisition Corp.
	$760,000	4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	$761,429
		KAR Auction Services, Inc.
	513,500	2.44%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	510,291
		Loire Finco Luxembourg S.a.r.l.
EUR	925,000	1.87%, 04/21/2027, 3 mo. EURIBOR + 3.750%	1,108,760
		Quikrete Holdings, Inc.
	$1,667,058	2.62%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	1,662,691
		Techem Verwaltungsgesellschaft 675 mbH
EUR	465,797	3.37%, 07/15/2025, 3 mo. EURIBOR + 2.625%	562,356
		Trans Union LLC
	$1,356,519	1.87%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	1,353,765
		U.S. Ecology Holdings, Inc.
	480,150	2.62%, 11/01/2026, 3 mo. USD LIBOR + 2.500%	479,550
		United Rentals, Inc.
	3,533,663	1.87%, 10/31/2025, 3 mo. USD LIBOR + 1.750%	3,529,245
		Verisure Holding AB
EUR	3,280,000	0.00%, 01/15/2028, 3 mo. EURIBOR + 3.500%(11)	3,982,632
	1,510,000	2.14%, 07/20/2026, 3 mo. EURIBOR + 3.500%	1,835,172
		Vertical Midco GmbH
	280,000	4.25%, 07/30/2027, 3 mo. EURIBOR + 4.250%	341,421
		Weight Watchers International, Inc.
	$826,384	5.50%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	825,351

			40,893,721

		Construction Materials - 0.3%
		Advanced Drainage Systems, Inc.
	157,589	2.44%, 07/31/2026, 1 mo. USD LIBOR + 2.250%	157,392
		Cornerstone Building Brands, Inc.
	1,275,564	3.88%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	1,275,564
		CP Atlas Buyer, Inc.
	1,020,000	5.25%, 11/23/2027, 1 mo. USD LIBOR + 4.500%	1,020,000
		Hamilton Holdco LLC
	659,915	2.26%, 01/02/2027, 1 mo. USD LIBOR + 2.000%	654,965
		Installed Building Products, Inc.
	1,000,000	2.37%, 04/15/2025, 1 mo. USD LIBOR + 2.250%	990,000
		Jeld-Wen, Inc.
	989,796	2.12%, 12/14/2024, 1 mo. USD LIBOR + 2.000%	986,292
		MI Windows and Doors, Inc.
	100,000	4.50%, 12/18/2027, 1 mo. USD LIBOR + 3.750%	100,750

			5,184,963

		Distribution/Wholesale - 0.1%
		American Builders & Contractors Supply Co., Inc.
	2,567,500	2.12%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	2,556,434

		Diversified Financial Services - 0.3%
		Crown Finance U.S., Inc.
	1,624,959	2.77%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	1,274,016
		Delos Finance S.a.r.l.
	479,500	2.00%, 10/06/2023, 3 mo. USD LIBOR + 1.750%	478,436
		Nets Holding A/S
EUR	621,771	3.63%, 02/06/2025, 3 mo. EURIBOR + 3.250%	753,636
		Russell Investments US Inst’l Holdco, Inc.
	$1,754,380	4.00%, 05/30/2025, 1 mo. USD LIBOR, 3 mo. USD LIBOR + 3.000%	1,749,450
		UFC Holdings LLC
	413,105	3.75%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	412,279
		Victory Capital Holdings, Inc.
	880,306	2.74%, 07/01/2026, 1 mo. USD LIBOR + 2.500%	878,475

			5,546,292

		Electric - 0.0%
		ExGen Renewables LLC
	855,000	3.75%, 12/15/2027, 1 mo. USD LIBOR + 2.750%	859,703

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Electrical Components & Equipment - 0.4%
		Brookfield WEC Holdings Inc.
	$1,876,301	3.25%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	$1,873,487
		Energizer Holdings, Inc.
	760,000	0.00%, 12/22/2027, 1 mo. USD LIBOR + 2.250%(11)	759,529
		Virgin Media Bristol LLC
	2,325,000	2.63%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	2,312,398
		Virgin Media SFA Finance Ltd.
EUR	1,400,000	2.50%, 01/31/2029, 3 mo. EURIBOR + 2.500%	1,693,669

			6,639,083

		Energy-Alternate Sources - 0.1%
		BCP Renaissance Parent LLC
	$1,505,845	4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	1,470,623
		Medallion Midland Acquisition LLC
	452,278	4.25%, 10/30/2024, 3 mo. USD LIBOR + 3.250%	448,180

			1,918,803

		Engineering & Construction - 0.1%
		Brand Energy & Infrastructure Services, Inc.
	1,930,000	5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	1,904,794

		Entertainment - 0.2%
		Banijay Group U.S. Holding, Inc.
	683,288	3.88%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	676,243
		Crown Finance U.S., Inc.
	262,832	0.00%, 05/23/2024, 1 mo. USD LIBOR + 7.00%(11)	325,912
		Scientific Games International, Inc.
	997,436	2.87%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	979,362
		Wyndham Hotels & Resorts, Inc.
	992,163	1.87%, 05/30/2025, 3 mo. USD LIBOR + 1.750%	985,277

			2,966,794

		Environmental Control - 0.1%
		Clean Harbors, Inc.
	1,703,323	1.87%, 06/28/2024, 3 mo. USD LIBOR + 1.750%	1,700,580
		Fluidra S.A.
EUR	398,772	2.00%, 07/02/2025, 3 mo. EURIBOR + 2.000%	485,140

			2,185,720

		Food - 0.5%
		B&G Foods, Inc.
	$1,719,688	2.62%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	1,720,908
		Froneri Lux FinCo S.a.r.l.
EUR	1,015,000	2.63%, 01/29/2027, 3 mo. EURIBOR + 2.625%	1,221,751
		Froneri U.S., Inc.
	$950,225	2.37%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	944,818
		Hostess Brands LLC
	803,755	3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	802,951
		U.S. Foods, Inc.
	1,971,866	1.87%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	1,951,694
	1,165,250	2.12%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	1,146,315
		UTZ Quality Foods LLC
	800,000	0.00%, 01/13/2028(11)	804,288

			8,592,725

		Food Service - 0.1%
		8th Avenue Food & Provisions, Inc.
	347,900	3.63%, 10/01/2025, 3 mo. USD LIBOR + 3.500%	347,973
		Aramark Services, Inc.
	554,934	1.87%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	549,385
	1,012,350	1.87%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	1,002,226
		CHG PPC Parent LLC
	229,125	2.87%, 03/31/2025, 3 mo. USD LIBOR + 2.750%	226,261

			2,125,845

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Gas - 0.0%
		Messer Industries GmbH
EUR	150,000	2.50%, 03/01/2026, 3 mo. EURIBOR + 2.750%	$181,981
		Messer Industries USA, Inc.
	$579,675	2.75%, 03/01/2026, 3 mo. USD LIBOR + 2.500%	578,064

			760,045

		Hand/Machine Tools - 0.1%
		Applecaramel Buyer LLC
	1,471,313	4.50%, 10/19/2027, 1 mo. USD LIBOR + 4.000%	1,476,006

		Healthcare-Products - 0.2%
		Avantor Funding, Inc.
	178,391	3.25%, 11/21/2024, 1 mo. USD LIBOR + 2.250%	178,577
	2,735,000	3.50%, 11/08/2027, 1 mo. USD LIBOR + 2.500%	2,742,986
		Grifols S.A.
EUR	440,550	2.25%, 11/15/2027, 3 mo. EURIBOR + 2.250%	534,186
		Surf Holdings LLC
	$427,850	3.73%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	427,208

			3,882,957

		Healthcare-Services - 1.3%
		ADMI Corp.
	1,635,000	0.00%, 12/23/2027, 3mo. USD LIBOR + 3.250%(11)	1,646,445
		Agiliti Health, Inc.
	880,000	0.00%, 01/04/2026(11)	875,600
	383,917	2.94%, 01/04/2026, 3 mo. USD LIBOR + 3.000%	380,078
		Bio Lam LCD SELAS
EUR	1,695,000	2.13%, 04/25/2026, 3 mo. EURIBOR + 4.750%	2,054,765
		CPI Holdco LLC
	$223,313	4.12%, 11/04/2026, 1 mo. USD LIBOR + 4.250%	223,498
	100,000	4.12%, 11/04/2026, 1 mo. USD LIBOR + 4.000%	100,083
		Emerald TopCo, Inc.
	533,250	3.71%, 07/24/2026, 1 mo. USD LIBOR + 3.500%	532,317
		Ensemble RCM LLC
	375,250	3.96%, 08/03/2026, 3 mo. USD LIBOR + 3.750%	375,640
		Envision Healthcare Corp.
	810,938	3.87%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	687,270
		eResearchTechnology, Inc.
	315,000	0.00%, 02/04/2027, 3 mo. USD LIBOR + 4.500%(11)	315,854
		EyeCare Partners LLC
	1,535,604	3.87%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	1,507,396
		Gentiva Health Services, Inc.
	713,625	3.38%, 07/02/2025, 1 mo. USD LIBOR + 3.250%	712,733
		IQVIA, Inc.
EUR	580,125	2.00%, 06/11/2025, 1 mo. EURIBOR + 2.000%	701,666
		MED ParentCo L.P.
	$565,909	4.37%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	556,005
	141,912	4.37%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	139,429
		MPH Acquisition Holdings LLC
	1,480,834	3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	1,478,154
		Packaging Coordinators Midco, Inc.
	610,000	4.50%, 11/30/2027, 1 mo. USD LIBOR + 3.750%	611,269
		Pathway Vet Alliance LLC
	74,975	3.87%, 03/31/2027, 1 mo. USD LIBOR + 4.000%	74,928
	917,900	4.12%, 03/31/2027, 1 mo. USD LIBOR + 4.000%	917,331
		PPD, Inc.
	1,995,000	0.00%, 01/13/2028, 3 mo. USD LIBOR + 2.250%(11)	2,002,481
		Surgery Center Holdings, Inc.
	1,125,052	4.25%, 09/03/2024, 3 mo. USD LIBOR + 3.250%	1,116,614
		Syneos Health, Inc.
	517,856	1.87%, 08/01/2024, 3 mo. USD LIBOR + 1.750%	517,965
		Universal Health Services, Inc.
	1,509,200	1.87%, 10/31/2025, 3 mo. USD LIBOR + 1.750%	1,509,200

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Zelis Payments Buyer, Inc.
$3,550,050	0.00%, 09/30/2026, 1 mo. USD LIBOR + 4.750%(11)	$3,550,050

		22,586,771

	Household Products - 0.2%
	Diamond (BC) B.V.
1,346,550	3.12%, 09/06/2024, 3 mo. USD LIBOR + 3.000%	1,340,490
	Prestige Brands, Inc.
102,985	2.12%, 01/26/2024, 3 mo. USD LIBOR + 2.000%	103,071
	Reynolds Consumer Products LLC
825,081	1.87%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	825,312
	Weber-Stephen Products LLC
975,000	4.00%, 10/30/2027, 1 mo. USD LIBOR + 3.250%	977,194

		3,246,067

	Insurance - 0.9%
	Acrisure LLC
2,207,650	3.62%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	2,193,057
	Asurion LLC
875,000	0.00%, 07/29/2027(11)	866,250
1,055,000	0.00%, 01/29/2028, 3 mo. USD LIBOR + 5.250%(11)	1,062,912
1,257,626	3.12%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	1,254,746
2,833,986	3.37%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	2,817,464
906,515	6.62%, 08/04/2025, 3 mo. USD LIBOR + 6.500%	906,515
	Camelot U.S. Acquisition 1 Co.
475,000	4.00%, 10/30/2026	476,187
	Hub International Ltd.
1,350,375	2.97%, 04/25/2025, 1 mo. USD LIBOR + 2.750%	1,337,776
534,600	5.00%, 04/25/2025, 1 mo. USD LIBOR + 4.000%	535,028
	Hyperion Insurance Group Ltd.
689,217	4.75%, 11/12/2027	690,941
	NFP Corp.
403,614	3.37%, 02/15/2027, 1 mo. USD LIBOR + 3.250%	400,285
	Ryan Specialty Group LLC
394,013	4.00%, 09/01/2027, 1 mo. USD LIBOR + 3.250%	394,261
	Sedgwick Claims Management Services, Inc.
1,752,765	3.37%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	1,740,110
655,025	4.12%, 09/03/2026, 3 mo. USD LIBOR + 4.000%	655,844
338,300	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	340,309

		15,671,685

	Investment Company Security - 0.0%
	FinCo LLC
529,768	2.62%, 06/27/2025, 1 mo. USD LIBOR + 2.500%	528,555

	IT Services - 0.2%
	Science Applications International Corp.
1,852,363	2.00%, 10/31/2025, 1 mo. USD LIBOR + 1.875%	1,850,047
544,000	2.37%, 03/12/2027, 1 mo. USD LIBOR + 2.250%	544,168
	Tempo Acquisition LLC
1,654,975	3.75%, 11/02/2026, 1 mo. USD LIBOR + 3.250%	1,650,838

		4,045,053

	Leisure Time - 0.6%
	Caesars Resort Collection LLC
2,932,685	2.87%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	2,880,132
748,125	4.62%, 07/21/2025, 1 mo. USD LIBOR + 4.500%	747,190
	Carnival Corp.
562,175	8.50%, 06/30/2025, 1 mo. USD LIBOR + 7.500%	577,989
	Delta (LUX) S.a.r.l.
2,733,990	3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	2,706,650
	Golden Entertainment, Inc.
1,630,850	3.75%, 10/21/2024, 3 mo. USD LIBOR + 3.000%	1,615,226
	IRB Holding Corp.
1,205,000	0.00%, 12/15/2027, 3 mo. USD LIBOR + 3.250%(11)	1,208,013
	Penn National Gaming, Inc.
896,780	3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	892,296

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		UFC Holdings LLC
	$488,445	3.75%, 04/29/2026, 1 mo. USD LIBOR + 3.000%	$487,468

			11,114,964

		Lodging - 0.3%
		Boyd Gaming Corp.
	1,383,432	2.34%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	1,378,383
		CityCenter Holdings LLC
	469,848	3.00%, 04/18/2024, 3 mo. USD LIBOR + 2.250%	463,585
		Four Seasons Hotels Ltd.
	980,760	2.12%, 11/30/2023, 3 mo. USD LIBOR + 2.000%	976,591
		Hilton Worldwide Finance LLC
	974,847	1.88%, 06/22/2026, 3 mo. USD LIBOR + 1.750%	967,126
		Station Casinos LLC
	1,495,207	2.50%, 02/08/2027, 1 mo. USD LIBOR + 2.250%	1,470,566

			5,256,251

		Machinery-Construction & Mining - 0.0%
		Pro Mach Group, Inc.
	153,569	3.50%, 03/07/2025, 1 mo. USD LIBOR + 3.500%(12)	159,712
	464,099	4.50%, 03/07/2025, 1 mo. USD LIBOR + 3.500%	458,297

			618,009

		Machinery-Diversified - 0.2%
		Filtration Group Corporation
	$877,800	4.50%, 03/29/2025, 1 mo. USD LIBOR + 3.750%	881,364
		Gardner Denver, Inc.
	975,014	1.87%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	969,535
	343,275	2.87%, 03/01/2027, 1 mo. USD LIBOR + 2.750%	343,103
		Gates Global LLC
	840,811	3.75%, 04/01/2024, 3 mo. USD LIBOR + 2.750%	840,290

			3,034,292

		Media - 1.8%
		UPC Broadband Holding B.V.
EUR	780,000	3.50%, 01/31/2029	949,172
		Adevinta ASA
	$550,000	0.00%, 10/13/2027(11)	549,543
EUR	800,000	0.00%, 10/13/2027, 3 mo. EURIBOR + 3.250%(11)	973,674
		Alliance Laundry Systems LLC
	$1,240,000	4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	1,243,100
		Altice Financing S.A.
	841,725	2.87%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	830,682
		Altice France S.A.
	707,438	2.87%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	698,007
		Banijay Entertainment S.A.S
EUR	370,000	3.75%, 03/04/2025, 3 mo. EURIBOR + 3.750%	447,114
		Charter Communications Operating LLC
	$1,611,094	1.88%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	1,607,968
		CSC Holdings LLC
	911,969	2.38%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	904,564
	1,225,000	2.38%, 01/15/2026, 3 mo. USD LIBOR + 2.250%	1,216,964
	1,092,032	2.63%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	1,085,895
		E.W. Scripps Co.
	880,000	0.00%, 01/07/2028, 3 mo. USD LIBOR + 3.000%(11)	879,340
	697,619	3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.600%	693,259
		Go Daddy Operating Co. LLC
	970,125	2.62%, 08/10/2027, 1 mo. USD LIBOR + 2.500%	969,320
		Gray Television, Inc.
	1,193,748	2.64%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	1,190,764
		Houghton Mifflin Harcourt Publishers, Inc.
	688,750	7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	672,268
		MH Sub LLC
	718,195	4.75%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	718,792
		MTN Infrastructure TopCo, Inc.
	1,054,698	4.00%, 11/15/2024, 3 mo. USD LIBOR + 3.000%	1,053,380

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		NASCAR Holdings LLC
	$311,550	2.87%, 10/19/2026, 3 mo. USD LIBOR + 2.750%	$311,307
		Newco Financing Partnership
	1,445,000	3.63%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	1,444,639
		Nexstar Broadcasting, Inc.
	276,553	2.37%, 01/17/2024, 3 mo. USD LIBOR + 2.250%	276,011
	1,915,296	2.89%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	1,915,027
		Nielsen Finance LLC
	213,388	3.75%, 06/04/2025, 1 mo. USD LIBOR + 3.750%	214,589
EUR	680,678	3.75%, 06/04/2025, 3 mo. EURIBOR + 3.750%	827,416
		Sinclair Television Group, Inc.
	$881,696	2.63%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	876,741
		Terrier Media Buyer, Inc.
	1,371,150	4.37%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	1,370,122
		UPC Financing Partnership
	1,445,000	3.63%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	1,444,639
		Vertical U.S. Newco, Inc.
	1,326,675	4.25%, 07/30/2027, 1 mo. USD LIBOR + 4.250%	1,336,996
		Virgin Media Bristol LLC
	585,000	0.00%, 01/31/2029, 3 mo. EURIBOR + 3.250%(11)	585,082
EUR	800,000	0.00%, 01/31/2029, 3 mo. EURIBOR + 3.250%(11)	972,519
		Web.com Group, Inc.
	$268,059	3.87%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	267,301
		Ziggo B.V.
EUR	1,310,000	3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	1,584,043
		Ziggo Financing Partnership
	$1,345,000	2.63%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	1,336,029

			31,446,267

		Metal Fabricate/Hardware - 0.2%
		Cardtronics USA, Inc.
	771,125	5.00%, 06/29/2027, 1 mo. USD LIBOR + 4.000%	771,850
		Circor International, Inc.
	1,163,936	4.25%, 12/11/2024, 1 mo. USD LIBOR + 3.250%	1,149,096
		Rexnord LLC
	1,400,240	1.87%, 08/21/2024, 1 mo. USD LIBOR + 1.750%	1,398,489

			3,319,435

		Miscellaneous Manufacturing - 0.3%
		Core & Main L.P.
	1,057,441	3.75%, 08/01/2024, 3 mo. USD LIBOR + 2.750%	1,054,269
		H.B. Fuller Co.
	687,127	2.13%, 10/20/2024, 3 mo. USD LIBOR + 2.000%	686,365
		Ingersoll-Rand Services Co.
	1,235,663	1.87%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	1,228,718
		Momentive Performance Materials USA LLC
	507,275	3.38%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	502,202
		Tamko Building Products LLC
	380,188	3.37%, 06/01/2026, 3 mo. USD LIBOR + 3.250%	379,237
		USI, Inc.
	1,698,473	3.25%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	1,685,735

			5,536,526

		Oil & Gas - 0.1%
		NorthRiver Midstream Finance L.P.
	767,338	3.49%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	764,460
		Traverse Midstream Partners LLC
	658,145	6.50%, 09/27/2024, 1 mo. USD LIBOR + 5.500%	647,450

			1,411,910

		Oil & Gas Services - 0.2%
		Buckeye Partners L.P.
	734,450	2.90%, 11/01/2026, 1 mo. USD LIBOR + 2.750%	734,039
		Lower Cadence Holdings LLC
	645,169	4.12%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	628,692

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		UGI Energy Services LLC
	$2,250,725	3.87%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	$2,257,297

			3,620,028

		Packaging & Containers - 0.5%
		Berlin Packaging LLC
	991,994	3.15%, 11/07/2025, 3 mo. USD LIBOR + 3.000%	984,197
		Berry Global, Inc.
	1,182,000	2.13%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	1,179,163
		Flex Acquisition Co., Inc.
	993,808	3.24%, 06/29/2025, 3 mo. USD LIBOR + 3.000%	986,732
	823,540	4.00%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	823,153
		NIC Acquisition Corp.
	500,000	0.00%, 12/29/2027, 3 mo. USD LIBOR + 3.750%(11)	500,940
		Proampac PG Borrower LLC
	950,000	5.00%, 11/03/2025, 1 mo. USD LIBOR + 4.000%	952,375
		Reynolds Group Holdings, Inc.
	822,861	2.87%, 02/05/2023, 3 mo. USD LIBOR + 2.750%	822,351
		TricorBraun Holdings, Inc.
	1,960,000	0.00%, 02/03/2028, 3 mo. USD LIBOR + 3.250%(11)	1,955,100

			8,204,011

		Pharmaceuticals - 0.6%
		Bausch Health Americas, Inc.
	993,750	2.87%, 11/27/2025, 3 mo. USD LIBOR + 2.750%	991,733
	802,750	3.12%, 06/02/2025, 3 mo. USD LIBOR + 3.000%	802,878
		Catalent Pharma Solutions, Inc.
	697,575	3.25%, 05/18/2026, 3 mo. USD LIBOR + 2.250%	698,447
		Elanco Animal Health, Inc.
	5,148,162	1.89%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	5,133,129
		Endo International plc
	1,437,850	5.00%, 04/29/2024, 3 mo. USD LIBOR + 4.250%	1,425,269
		IQVIA, Inc.
	524,008	1.87%, 03/07/2024, 1 mo. USD LIBOR + 1.750%	523,091
		Sunshine Luxembourg S.a.r.l.
	1,960,200	5.00%, 10/01/2026, 1 mo. USD LIBOR + 4.000%	1,964,552

			11,539,099

		Real Estate - 0.2%
		Belron Finance U.S. LLC
	490,000	2.46%, 11/13/2025, 3 mo. USD LIBOR + 2.500%	488,471
		Boels Topholding B.V.
EUR	1,075,000	3.12%, 02/06/2027, 3 mo. EURIBOR + 4.000%	1,305,714
		KFC Holding Co.
	$1,077,706	1.88%, 04/03/2025, 3 mo. USD LIBOR + 1.750%	1,075,346
		VICI Properties LLC
	1,345,909	1.88%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	1,335,438

			4,204,969

		Retail - 0.8%
		B.C. Unlimited Liability Co.
	1,776,978	1.87%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	1,763,277
		Bass Pro Group LLC
	1,761,963	5.75%, 09/25/2024, 3 mo. USD LIBOR + 5.000%	1,763,214
		Beacon Roofing Supply, Inc.
	282,025	2.37%, 01/02/2025, 3 mo. USD LIBOR + 2.250%	281,007
		Buzz Merger Sub Ltd.
	332,488	2.87%, 01/29/2027, 1 mo. USD LIBOR + 2.750%	331,241
		Coty, Inc.
	950,999	2.38%, 04/07/2025, 3 mo. USD LIBOR + 2.250%	893,806
		Harbor Freight Tools USA, Inc.
	1,547,655	4.00%, 10/19/2027, 1 mo. USD LIBOR + 3.250%	1,548,429
		IRB Holding Corp.
	474,033	3.75%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	473,113
		LBM Acquisition LLC
	273,504	0.00%, 12/09/2027, 1 mo. USD LIBOR + 3.750%(11)(12)	273,778

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		LBM Acquisition LLC
	$1,230,769	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(11)	$1,232,000
		Les Schwab Tire Centers
	1,730,000	4.25%, 11/02/2027, 1 mo. USD LIBOR + 3.500%	1,733,252
		Michaels Stores, Inc.
	1,432,505	4.25%, 10/01/2027, 1 mo. USD LIBOR + 3.500%	1,428,924
		PetSmart, Inc.
	1,150,000	0.00%, 01/27/2028, 3 mo. USD LIBOR + 3.750%(11)	1,138,500
		Staples, Inc.
	998,852	5.21%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	976,377

			13,836,918

		Semiconductors - 0.1%
		Entegris, Inc.
	552,813	2.12%, 11/06/2025, 3 mo. USD LIBOR + 2.000%	551,430
		ON Semiconductor Corp.
	563,585	2.12%, 09/19/2026, 1 mo. USD LIBOR + 2.000%	564,448

			1,115,878

		Software - 1.3%
		AI Convoy (Luxembourg) S.a.r.l.
EUR	300,000	3.50%, 01/17/2027, 3 mo. EURIBOR + 3.750%	364,101
		Aristocrat Technologies, Inc.
	$1,425,381	1.97%, 10/19/2024, 3 mo. USD LIBOR + 1.750%	1,419,737
		Athenahealth, Inc.
	485,000	0.00%, 02/11/2026, 3 mo. USD LIBOR + 4.250%(11)	485,000
		CCC Information Services, Inc.
	811,590	4.00%, 04/29/2024, 1 mo. USD LIBOR + 3.000%	812,896
		CDW LLC
	1,593,058	1.88%, 10/13/2026, 1 mo. USD LIBOR + 1.750%	1,598,044
		Change Healthcare Holdings LLC
	1,042,132	3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.250%	1,042,132
		DCert Buyer, Inc.
	1,359,725	4.12%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	1,361,425
		Epicor Software Corp.
	542,949	4.00%, 07/30/2027, 1 mo. USD LIBOR + 3.250%	544,171
		EVO Payments International LLC
	999,048	3.38%, 12/22/2023, 3 mo. USD LIBOR + 3.250%	998,549
		Finastra USA, Inc.
	1,014,994	4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	995,648
		Go Daddy Operating Co. LLC
	1,114,477	1.87%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	1,111,691
		Hyland Software, Inc.
	1,476,144	4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	1,480,764
		MA FinanceCo. LLC
	147,186	2.87%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	145,714
		Navicure, Inc.
	209,475	4.75%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	209,999
		Playtika Holding Corp.
	921,500	7.00%, 12/10/2024, 1 mo. USD LIBOR + 6.000%	926,107
		Seattle Spinco, Inc.
	993,985	2.87%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	984,045
		SS&C Technologies, Inc.
	2,160,741	1.87%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	2,147,673
		Ultimate Software Group, Inc.
	636,938	3.87%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	638,135
	1,551,363	4.00%, 05/04/2026, 1 mo. USD LIBOR + 3.250%	1,556,901
		Verint Systems, Inc.
	805,775	2.14%, 06/28/2024, 3 mo. USD LIBOR + 2.000%	805,775
		Western Digital Corp.
	642,590	1.87%, 04/29/2023, 1 mo. USD LIBOR + 1.750%	642,590
		WEX, Inc.
	2,130,723	2.37%, 05/15/2026, 3 mo. USD LIBOR + 2.250%	2,127,399

			22,398,496

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Telecommunications - 0.7%
		Altice France S.A.
	$1,661,222	3.81%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	$1,651,254
		CenturyLink, Inc.
	1,019,700	2.37%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	1,015,366
		Ciena Corp.
	1,719,506	1.89%, 09/26/2025, 1 mo. USD LIBOR + 1.750%	1,716,927
		Consolidated Communications, Inc.
	324,188	5.75%, 10/02/2027, 1 mo. USD LIBOR + 4.750%	326,360
		Frontier Communications Corp.
	490,000	5.75%, 10/08/2021, 1 mo. USD LIBOR + 4.750%	489,539
		LCPR Loan Financing LLC
	735,000	5.13%, 10/15/2026, 1 mo. USD LIBOR + 5.000%	740,740
		Level 3 Financing, Inc.
	1,344,926	1.87%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	1,335,686
		Lorca Finco plc
EUR	1,237,234	2.75%, 09/17/2027, 3 mo. EURIBOR + 4.250%	1,508,577
		Telenet Financing USD LLC
	$2,630,000	2.13%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	2,606,988
		Zayo Group Holdings, Inc.
	988,776	3.12%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	982,063
EUR	431,738	3.25%, 03/09/2027, 3 mo. EURIBOR + 3.250%	521,886

			12,895,386

		Transportation - 0.2%
		Boluda Corp. Maritima S.L.
	240,000	4.00%, 07/30/2026, 3 mo. EURIBOR + 3.500%	290,553
		Genesee & Wyoming, Inc.
	$3,126,375	2.25%, 12/30/2026, 1 mo. USD LIBOR + 2.000%	3,122,467
		Savage Enterprises LLC
	823,715	3.13%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	824,917
		Zephyr German BidCo GmbH
EUR	225,000	0.00%, 01/21/2028, 3 mo. EURIBOR + 3.750%(11)	273,049

			4,510,986

		Total Senior Floating Rate Interests (cost $304,431,990)	$306,615,178

U.S. Government Agencies - 7.0%
		Mortgage-Backed Agencies - 7.0%
		FHLMC - 2.9%
$$	1,816,959	1.00%, 05/25/2033	$1,843,869
	7,173,213	1.00%, 01/15/2041	7,266,480
	5,439,132	1.00%, 05/15/2041	5,515,991
	2,383,037	1.00%, 06/15/2044	2,411,845
	1,309,685	1.08%, 11/25/2048, 1 mo. USD LIBOR + 0.950%(1)(3)	1,310,093
	5,000,000	1.13%, 08/12/2021	5,027,482
	3,916,887	1.25%, 07/15/2031	3,957,952
	1,078,135	1.50%, 01/15/2027	1,093,986
	8,314,887	1.60%, 07/25/2021(2)(4)	14,060
	2,797,948	2.00%, 09/15/2041	2,864,546
	3,588,192	2.50%, 12/15/2042	3,744,795
	3,624,874	3.00%, 04/01/2031	3,836,030
	575,824	3.50%, 04/01/2027	620,399
	4,752,545	3.50%, 03/01/2032	5,152,176
	401,980	3.50%, 09/15/2043	420,560
	1,281,900	3.75%, 05/15/2039	1,329,856
	5,994,699	4.83%, 04/25/2028, 1 mo. USD LIBOR + 4.700%(3)	6,242,942

			52,653,062

		FNMA - 2.9%
	$1,665,147	1.50%, 11/25/2042	$1,703,235
	853,462	1.75%, 05/25/2040	864,170
	4,313,426	2.00%, 04/25/2034	4,444,948
	983,842	2.00%, 07/25/2039	991,061
	5,188,260	2.00%, 12/25/2042	5,338,554

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$7,229,077	2.50%, 03/25/2035	$7,487,552
4,897,769	3.00%, 02/25/2043	5,192,571
271,726	3.00%, 04/25/2043	282,532
1,978,229	3.00%, 05/25/2047	2,048,644
4,997,581	3.25%, 11/25/2043	5,196,940
790,261	3.50%, 11/01/2026	841,654
2,245,433	3.50%, 12/01/2026	2,418,909
308,120	3.50%, 12/01/2028	331,710
4,389,139	3.50%, 10/25/2035	4,808,529
2,791,828	3.50%, 07/25/2045	2,916,738
1,220,174	3.50%, 05/25/2056	1,283,005
5,099,402	4.00%, 11/25/2041	5,572,920

		51,723,672

	GNMA - 0.9%
$2,768,984	2.00%, 05/20/2046	$2,856,092
6,229,979	2.50%, 10/20/2041	6,465,873
2,731,911	2.50%, 07/20/2042	2,867,407
1,530,059	3.00%, 08/20/2045	1,601,449
1,210,622	3.50%, 05/20/2048	1,322,613
122,588	5.00%, 08/20/2039	135,987

		15,249,421

	UMBS - 0.3%
$5,600,000	3.50%, 02/18/2036(13)	$5,961,375

		125,587,530

	Total U.S. Government Agencies (cost $121,742,496)	$125,587,530

U.S. Government Securities - 1.1%
	U.S. Treasury Securities - 1.1%
	U.S. Treasury Notes - 1.1%
10,000,000	0.13%, 05/15/2023	9,996,094
9,950,000	1.38%, 02/15/2023	10,201,082

		20,197,176

		20,197,176

	Total U.S. Government Securities (cost $20,069,694)	$20,197,176

	Total Long-Term Investments (cost $1,764,271,897)	$1,809,198,211

Short-Term Investments - 1.2%
	Repurchase Agreements - 0.9%
15,278,032	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $15,278,057; collateralized by U.S. Treasury Bond at 3.000%, maturing 05/15/2047, with a market value of $15,583,642	15,278,032

	Securities Lending Collateral - 0.3%
3,309,965	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(14)	3,309,965
2,864,712	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(14)	2,864,712

		6,174,677

	Total Short-Term Investments (cost $21,452,709)	$21,452,709

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Total Investments (cost $1,785,724,606)	102.4%	$1,830,650,920
Other Assets and Liabilities	(2.4)%	(43,654,802)

Total Net Assets	100.0%	$1,786,996,118

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $636,017,598, representing 35.6% of net assets.

(2)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2021. Base lending rates may be subject to a floor or cap.

(4)	Securities disclosed are interest-only strips.

(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(6)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.

(7)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $3,276,490, representing 0.2% of net assets.

(8)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(9)	Security is a zero-coupon bond.

(10)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2021.

(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(12)

This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2021, the aggregate value of the unfunded commitment was $433,490, which rounds to 0.0% of total net assets.

(13)	Represents or includes a TBA transaction.

(14)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	1,506	03/31/2021	$332,790,703	$298,902

Short position contracts:
U.S. Treasury 5-Year Note Future	1,331	03/31/2021	$167,539,625	$(808)
U.S. Treasury 10-Year Note Future	255	03/22/2021	34,942,969	225,022

Total				$224,214

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Total futures contracts	$523,116

Foreign Currency Contracts Outstanding at January 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
926,755	USD	1,186,000	CAD	SSG	06/17/2021	$—	$(877)
3,212,180	USD	2,614,000	EUR	UBS	02/05/2021	39,625	—
29,676,750	USD	24,384,000	EUR	CBK	02/26/2021	69,890	—
3,985,345	USD	3,272,000	EUR	GSC	02/26/2021	12,508	—
272,505	USD	225,000	EUR	CBA	02/26/2021	—	(688)
Total Foreign Currency Contracts						$122,023	$(1,565)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
GSC	Goldman Sachs & Co.
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

Index Abbreviations:
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

Municipal Abbreviations:
Auth	Authority
GO	General Obligation

The Hartford Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage-Backed Securities	$360,822,005	$—	$360,822,005	$—
Corporate Bonds	980,691,270	—	980,691,270	—
Foreign Government Obligations	2,102,100	—	2,102,100	—
Municipal Bonds	13,182,952	—	13,182,952	—
Senior Floating Rate Interests	306,615,178	—	306,615,178	—
U.S. Government Agencies	125,587,530	—	125,587,530	—
U.S. Government Securities	20,197,176	—	20,197,176	—
Short-Term Investments	21,452,709	6,174,677	15,278,032	—
Foreign Currency Contracts(2)	122,023	—	122,023	—
Futures Contracts(2)	523,924	523,924	—	—

Total	$1,831,296,867	$6,698,601	$1,824,598,266	$—

Liabilities
Foreign Currency Contracts(2)	$(1,565)	$—	$(1,565)	$—
Futures Contracts(2)	(808)	(808)	—	—

Total	$(2,373)	$(808)	$(1,565)	$—

(1) For the period ended January 31, 2021, there were no transfers in and out of Level 3.
(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Small Cap Value Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.4%
	Banks - 21.7%
53,358	Bank OZK	$1,982,783
106,642	Cadence Bancorp	1,911,025
20,018	Federal Agricultural Mortgage Corp. Class C	1,521,368
61,537	First Hawaiian, Inc.	1,430,735
36,362	First Interstate BancSystem, Inc. Class A	1,405,755
147,759	FNB Corp.	1,456,904
83,710	Great Western Bancorp, Inc.	2,009,040
62,291	Hilltop Holdings, Inc.	1,871,222
87,748	Home BancShares, Inc.	1,860,257
52,303	Pacific Premier Bancorp, Inc.	1,739,075
88,402	Radian Group, Inc.	1,697,318
103,269	Sterling Bancorp	1,906,346
95,801	Umpqua Holdings Corp.	1,390,072

		22,181,900

	Capital Goods - 7.9%
28,950	Argan, Inc.	1,251,508
20,829	EnerSys	1,712,769
50,494	Kennametal, Inc.	1,912,713
64,791	nVent Electric plc	1,450,023
171,980	REV Group, Inc.	1,776,553

		8,103,566

	Commercial & Professional Services - 8.7%
107,095	BrightView Holdings, Inc.*	1,518,607
132,176	CoreCivic, Inc. REIT	939,771
60,130	Deluxe Corp.	2,037,806
36,098	Kforce, Inc.	1,539,580
103,395	Knoll, Inc.	1,546,789
51,581	Loomis AB	1,323,429

		8,905,982

	Consumer Durables & Apparel - 6.7%
46,386	Kontoor Brands, Inc.	1,675,463
87,717	Movado Group, Inc.	1,812,233
57,322	Steven Madden Ltd.	1,926,019
23,178	Sturm Ruger & Co., Inc.	1,468,558

		6,882,273

	Consumer Services - 5.3%
53,855	Adtalem Global Education, Inc.*	2,078,264
50,695	Carriage Services, Inc.	1,679,018
94,229	H&R Block, Inc.	1,623,566

		5,380,848

	Diversified Financials - 4.9%
114,142	Greenhill & Co., Inc.	1,325,189
172,582	Navient Corp.	1,942,410
51,957	PRA Group, Inc.*	1,713,022

		4,980,621

	Food, Beverage & Tobacco - 1.6%
109,199	Hostess Brands, Inc.*	1,676,205

	Health Care Equipment & Services - 6.3%
43,874	Envista Holdings Corp.*	1,559,282
84,859	NextGen Healthcare, Inc.*	1,678,511
32,344	NuVasive, Inc.*	1,738,167
43,391	Premier, Inc. Class A	1,469,653

		6,445,613

	Household & Personal Products - 4.9%
48,673	Edgewell Personal Care Co.	1,625,678
31,017	Energizer Holdings, Inc.	1,359,785

Hartford Small Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
8,423	Medifast, Inc.	$1,976,626

		4,962,089

	Insurance - 4.3%
127,301	Lancashire Holdings Ltd.	1,184,574
90,067	ProAssurance Corp.	1,650,928
164,951	Third Point Reinsurance Ltd.*	1,522,498

		4,358,000

	Materials - 2.7%
21,821	Compass Minerals International, Inc.	1,271,291
39,201	Schweitzer-Mauduit International, Inc.	1,455,925

		2,727,216

	Media & Entertainment - 1.7%
109,720	TEGNA, Inc.	1,758,812

	Real Estate - 1.6%
89,451	Pebblebrook Hotel Trust REIT	1,644,109

	Retailing - 3.8%
28,144	Children’s Place, Inc.	2,067,740
114,614	Michaels Cos., Inc.*	1,776,517

		3,844,257

	Semiconductors & Semiconductor Equipment - 6.3%
45,501	Ichor Holdings Ltd.*	1,642,586
92,080	Rambus, Inc.*	1,749,060
34,296	Silicon Motion Technology Corp. ADR	1,694,565
49,841	Tower Semiconductor Ltd.*	1,394,053

		6,480,264

	Software & Services - 6.6%
35,099	CSG Systems International, Inc.	1,512,416
27,015	InterDigital, Inc.	1,734,633
64,586	Perspecta, Inc.	1,869,764
83,445	Xperi Holding Corp.	1,607,151

		6,723,964

	Technology Hardware & Equipment - 2.6%
30,146	Avid Technology, Inc.*	513,688
66,914	Plantronics, Inc.	2,122,512

		2,636,200

	Utilities - 1.8%
42,454	Portland General Electric Co.	1,795,380

	Total Common Stocks (cost $81,183,377)	$101,487,299

Short-Term Investments - 0.8%
	Repurchase Agreements - 0.8%
779,385	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $779,386; collateralized by U.S. Treasury Bond at 1.000%, maturing 02/15/2048, with a market value of $794,977	779,385

	Total Short-Term Investments (cost $779,385)	$779,385

Hartford Small Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Total Investments (cost $81,962,762)	100.2%	$102,266,684
Other Assets and Liabilities	(0.2)%	(210,048)

Total Net Assets	100.0%	$102,056,636

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Small Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Banks	$22,181,900	$22,181,900	$—	$—
Capital Goods	8,103,566	8,103,566	—	—
Commercial & Professional Services	8,905,982	8,905,982	—	—
Consumer Durables & Apparel	6,882,273	6,882,273	—	—
Consumer Services	5,380,848	5,380,848	—	—
Diversified Financials	4,980,621	4,980,621	—	—
Food, Beverage & Tobacco	1,676,205	1,676,205	—	—
Health Care Equipment & Services	6,445,613	6,445,613	—	—
Household & Personal Products	4,962,089	4,962,089	—	—
Insurance	4,358,000	3,173,426	1,184,574	—
Materials	2,727,216	2,727,216	—	—
Media & Entertainment	1,758,812	1,758,812	—	—
Real Estate	1,644,109	1,644,109	—	—
Retailing	3,844,257	3,844,257	—	—
Semiconductors & Semiconductor Equipment	6,480,264	6,480,264	—	—
Software & Services	6,723,964	6,723,964	—	—
Technology Hardware & Equipment	2,636,200	2,636,200	—	—
Utilities	1,795,380	1,795,380	—	—
Short-Term Investments	779,385	—	779,385	—

Total	$102,266,684	$100,302,725	$1,963,959	$—

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.

The Hartford Small Company Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.9%
	Automobiles & Components - 1.8%
49,348	Fox Factory Holding Corp.*	$5,903,995
89,005	Thor Industries, Inc.	10,770,495

		16,674,490

	Banks - 2.1%
439,604	Sterling Bancorp	8,115,090
164,522	Western Alliance Bancorp	11,217,110

		19,332,200

	Capital Goods - 12.2%
143,951	Applied Industrial Technologies, Inc.	10,132,711
96,261	Argan, Inc.	4,161,363
36,130	Axon Enterprise, Inc.*	5,931,101
219,142	Builders FirstSource, Inc.*	8,382,182
132,279	Curtiss-Wright Corp.	13,729,237
84,534	Gibraltar Industries, Inc.*	7,576,782
124,020	ITT, Inc.	9,265,534
244,047	Kennametal, Inc.	9,244,500
92,996	Kornit Digital Ltd.*	8,428,692
68,991	Middleby Corp.*	9,363,459
147,893	Plug Power, Inc.*	9,342,401
193,975	Rexnord Corp.	7,343,894
218,079	Rush Enterprises, Inc. Class A	9,157,137

		112,058,993

	Commercial & Professional Services - 1.4%
27,700	Tetra Tech, Inc.	3,367,489
128,318	TriNet Group, Inc.*	9,509,647

		12,877,136

	Consumer Durables & Apparel - 5.7%
45,981	Cavco Industries, Inc.*	8,674,775
189,513	Century Communities, Inc.*	8,895,740
97,823	Polaris, Inc.	11,413,009
231,755	Skyline Champion Corp.*	7,793,921
314,348	Wolverine World Wide, Inc.	9,002,927
100,536	YETI Holdings, Inc.*	6,617,280

		52,397,652

	Consumer Services - 5.4%
229,920	Chegg, Inc.*	21,902,179
236,344	GAN Ltd.*	5,580,082
131,021	Penn National Gaming, Inc.*	13,589,498
122,655	Planet Fitness, Inc. Class A*	8,831,160

		49,902,919

	Diversified Financials - 1.8%
42,632	Hamilton Lane, Inc. Class A	3,213,174
112,224	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	6,638,050
206,026	PRA Group, Inc.*	6,792,677

		16,643,901

	Food, Beverage & Tobacco - 0.7%
7,388	Boston Beer Co., Inc. Class A*	6,773,983

	Health Care Equipment & Services - 10.9%
188,810	1Life Healthcare, Inc.*	9,553,786
82,123	Accolade, Inc.*	4,162,815
58,253	Addus HomeCare Corp.*	6,556,375
148,253	Globus Medical, Inc. Class A*	9,145,728
193,039	Health Catalyst, Inc.*	9,590,177
83,539	Hill-Rom Holdings, Inc.	8,023,086
76,131	Inari Medical, Inc.*	7,264,420
23,786	Insulet Corp.*	6,355,143
114,996	Integra LifeSciences Holdings Corp.*	7,594,336
40,236	LHC Group, Inc.*	8,015,816

The Hartford Small Company Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
1,075,126	Multiplan Corp.*(1)	$8,579,505
58,563	Omnicell, Inc.*	6,898,721
87,864	Tandem Diabetes Care, Inc.*	8,140,600

		99,880,508

	Insurance - 0.8%
153,644	James River Group Holdings Ltd.	6,834,085

	Materials - 0.8%
113,572	Ingevity Corp.*	7,460,545

	Media & Entertainment - 1.3%
65,073	Cardlytics, Inc.*	7,956,476
152,420	Skillz, Inc.*	4,209,840

		12,166,316

	Pharmaceuticals, Biotechnology & Life Sciences - 18.1%
41,072	Acceleron Pharma, Inc.*	4,745,048
56,692	Allakos, Inc.*	7,558,744
107,534	ALX Oncology Holdings, Inc.*(1)	8,522,069
427,441	Amicus Therapeutics, Inc.*	8,082,909
87,495	Apellis Pharmaceuticals, Inc.*	3,873,404
59,325	Arena Pharmaceuticals, Inc.*	4,404,288
40,490	Ascendis Pharma A/S ADR*	6,079,574
6,300	BioAtla, Inc.*	277,011
51,343	Blueprint Medicines Corp.*	4,967,435
70,720	ChemoCentryx, Inc.*	4,031,747
125,362	Constellation Pharmaceuticals, Inc.*	4,133,185
177,086	Five Prime Therapeutics, Inc.*	2,960,878
157,368	Freeline Therapeutics Holdings plc ADR*	2,831,050
346,086	Heron Therapeutics, Inc.*	6,008,053
664,886	ImmunoGen, Inc.*	4,740,637
119,109	Iovance Biotherapeutics, Inc.*	5,221,739
80,992	Kodiak Sciences, Inc.*	10,230,100
87,618	Kura Oncology, Inc.*	2,624,159
157,946	Mersana Therapeutics, Inc.*	3,010,451
46,271	Mirati Therapeutics, Inc.*	9,500,824
102,890	NanoString Technologies, Inc.*	7,205,387
146,500	NeoGenomics, Inc.*	7,767,430
110,914	PTC Therapeutics, Inc.*	6,413,047
69,816	RAPT Therapeutics, Inc.*	1,390,735
20,156	Reata Pharmaceuticals, Inc. Class A*	2,087,960
89,244	Revance Therapeutics, Inc.*	2,270,367
76,972	Rocket Pharmaceuticals, Inc.*	4,239,618
88,796	TCR2 Therapeutics, Inc.*	2,284,721
204,369	TG Therapeutics, Inc.*	9,864,892
68,916	Turning Point Therapeutics, Inc.*	8,648,269
207,651	UroGen Pharma Ltd.*(1)	4,582,858
131,953	Y-mAbs Therapeutics, Inc.*	5,543,346

		166,101,935

	Real Estate - 1.7%
351,967	Essential Properties Realty Trust, Inc. REIT	7,327,953
29,308	Redfin Corp.*	2,087,023
432,185	Xenia Hotels & Resorts, Inc. REIT	6,253,717

		15,668,693

	Retailing - 6.7%
3,136,600	Allstar Co.(2)(3)(4)	3,889,384
68,415	Five Below, Inc.*	12,022,568
140,937	Floor & Decor Holdings, Inc. Class A*	12,976,070
159,270	Ollie’s Bargain Outlet Holdings, Inc.*	15,087,647
584,648	Porch Group, Inc.*(1)	8,664,483
311,156	RealReal, Inc. (The)*	7,368,174
26,907	Tory Burch LLC*(2)(3)(5)	1,469,685

		61,478,011

The Hartford Small Company Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Semiconductors & Semiconductor Equipment - 3.8%
90,582	ACM Research, Inc. Class A*	$8,152,380
56,653	MKS Instruments, Inc.	8,955,140
70,868	SunPower Corp.*(1)	3,827,580
511,464	Tower Semiconductor Ltd.*	14,305,648

		35,240,748

	Software & Services - 14.3%
222,646	2U, Inc.*	9,106,221
124,256	Digital Turbine, Inc.*	7,108,686
25,993	Five9, Inc.*	4,321,336
123,537	j2 Global, Inc.*	12,679,838
128,425	LiveRamp Holdings, Inc.*	9,723,057
81,288	Manhattan Associates, Inc.*	9,204,240
141,454	Mimecast Ltd.*	6,091,009
157,205	PagerDuty, Inc.*(1)	7,660,600
31,204	Paylocity Holding Corp.*	5,849,502
173,456	Perficient, Inc.*	9,472,432
67,736	Q2 Holdings, Inc.*	8,669,531
168,281	Rapid7, Inc.*	14,610,156
320,549	Repay Holdings Corp.*	7,100,160
203,326	Telos Corp.*	7,177,408
32,400	Varonis Systems, Inc.*	5,727,348
557,174	Verra Mobility Corp.*	7,131,827

		131,633,351

	Technology Hardware & Equipment - 4.7%
201,389	II-VI, Inc.*	16,930,773
83,573	Lumentum Holdings, Inc.*	7,839,147
84,593	Novanta, Inc.*	10,567,358
118,555	PAR Technology Corp.*	7,381,234

		42,718,512

	Telecommunication Services - 1.0%
49,228	Bandwidth, Inc. Class A*	8,769,476

	Transportation - 0.7%
36,046	Saia, Inc.*	6,371,131

	Total Common Stocks (cost $625,601,375)	$880,984,585

Future Purchase Commitment - 0.9%
	Diversified Financials - 0.9%
481,900	TPG Pace Beneficial Finance Corp.*	6,255,062
561,220	TS Innovation Acquisitions Corp.*	1,762,231

		8,017,293

	Total Future Purchase Commitment (cost $6)	$8,017,293

Convertible Preferred Stocks -0.2%
	Retailing - 0.2%
47,489	Honest Co., Inc. Series E(2)(3)(5)	1,966,994

	Total Convertible Preferred Stocks (cost $2,172,859)	$1,966,994

Escrows - 0.0%(6)
	Software & Services - 0.0%
263,189	Marklogic Corp.(2)(3)(5)	70,535
98,033	Veracode, Inc.*(2)(3)(5)	4,725

		75,260

	Total Escrows (cost $—)	$75,260

The Hartford Small Company Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	Total Long-Term Investments (cost $627,774,240)		$891,044,132

Short-Term Investments - 3.7%
	Repurchase Agreements - 1.3%
11,811,413	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $11,811,433; collateralized by U.S. Treasury Bond at 1.000%, maturing 02/15/2048, with a market value of $12,047,748		$11,811,413

	Securities Lending Collateral - 2.4%
12,080,502	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(7)		12,080,502
10,455,448	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(7)		10,455,448

			22,535,950

	Total Short-Term Investments (cost $34,347,363)		$34,347,363

	Total Investments (cost $662,121,603)	100.7%	$925,391,495
	Other Assets and Liabilities	(0.7)%	(6,707,336)

	Total Net Assets	100.0%	$918,684,159

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2021, the aggregate fair value of these securities was $7,401,323 which represented 0.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $7,401,323 or 0.8% of net assets.

Period Acquired	Security Name	Shares/Par Value	Total Cost	Market Value
08/2011	Allstar Co.	3,136,600	$1,364,479	$3,889,384
08/2015	Honest Co., Inc. Series E Convertible Preferred	47,489	2,172,859	1,966,994
01/2021	Marklogic Corp.	263,189	—	70,535
11/2013	Tory Burch LLC	26,907	2,108,912	1,469,685
04/2017	Veracode, Inc.	98,033	—	4,725

			$5,646,250	$7,401,323

(4)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer.
(5)	Investment valued using significant unobservable inputs.
(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

The Hartford Small Company Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

(7)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Small Company Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$16,674,490	$16,674,490	$—	$—
Banks	19,332,200	19,332,200	—	—
Capital Goods	112,058,993	112,058,993	—	—
Commercial & Professional Services	12,877,136	12,877,136	—	—
Consumer Durables & Apparel	52,397,652	52,397,652	—	—
Consumer Services	49,902,919	49,902,919	—	—
Diversified Financials	16,643,901	16,643,901	—	—
Food, Beverage & Tobacco	6,773,983	6,773,983	—	—
Health Care Equipment & Services	99,880,508	99,880,508	—	—
Insurance	6,834,085	6,834,085	—	—
Materials	7,460,545	7,460,545	—	—
Media & Entertainment	12,166,316	12,166,316	—	—
Pharmaceuticals, Biotechnology & Life Sciences	166,101,935	166,101,935	—	—
Real Estate	15,668,693	15,668,693	—	—
Retailing	61,478,011	56,118,942	3,889,384	1,469,685
Semiconductors & Semiconductor Equipment	35,240,748	35,240,748	—	—
Software & Services	131,633,351	131,633,351	—	—
Technology Hardware & Equipment	42,718,512	42,718,512	—	—
Telecommunication Services	8,769,476	8,769,476	—	—
Transportation	6,371,131	6,371,131	—	—
Future Purchase Commitment	8,017,293	—	8,017,293	—
Convertible Preferred Stocks	1,966,994	—	—	1,966,994
Escrows	75,260	—	—	75,260
Short-Term Investments	34,347,363	22,535,950	11,811,413	—

Total	$925,391,495	$898,161,466	$23,718,090	$3,511,939

 (1) For the period ended January 31, 2021, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended January 31, 2021 is not presented.

The Hartford Strategic Income Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 5.9%
	Asset-Backed - Automobile - 0.1%
	Exeter Automobile Receivables Trust
$475,000	2.73%, 12/15/2025(1)	$493,348
	Westlake Automobile Receivables Trust
670,345	3.28%, 12/15/2022(1)	671,210

		1,164,558

	Asset-Backed - Finance & Insurance - 1.6%
	Aaset Trust
961,406	6.41%, 01/16/2040(1)	616,090
	Atlas Senior Loan Fund XI Ltd.
2,183,000	5.97%, 07/26/2031, 3 mo. USD LIBOR + 5.750%(1)(2)	1,969,828
	Ballyrock CLO Ltd.
305,000	7.25%, 01/20/2034, 3 mo. USD LIBOR + 7.000%(1)(2)	305,030
	Bellemeade Re Ltd.
1,177,000	4.53%, 06/25/2030, 1 mo. USD LIBOR + 4.400%(1)(2)	1,198,043
665,000	6.13%, 08/26/2030, 1 mo. USD LIBOR + 6.000%(1)(2)	698,215
	CIFC Funding Ltd.
2,270,000	7.05%, 01/15/2034, 3 mo. USD LIBOR + 6.850%(1)(2)	2,274,175
	Commercial Mortgage Trust
1,350,000	4.64%, 08/10/2047(3)	1,408,292
	Connecticut Avenue Securities Trust
7,020,000	3.38%, 01/25/2040, 1 mo. USD LIBOR + 3.250%(1)(2)	6,888,504
1,880,000	3.53%, 10/25/2039, 1 mo. USD LIBOR + 3.400%(1)(2)	1,864,256
	Eagle RE Ltd.
217,145	1.83%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(2)	217,586
	Equity One Mortgage Pass-Through Trust
18,661	5.46%, 12/25/2033(3)	16,380
	Exeter Automobile Receivables Trust
3,340,000	5.56%, 06/15/2027	3,464,647
	Galaxy CLO Ltd.
1,280,000	5.97%, 07/16/2028, 3 mo. USD LIBOR + 5.750%(1)(2)	1,261,848
	GSAMP Trust
1,369,859	0.22%, 01/25/2037, 1 mo. USD LIBOR + 0.090%(2)	992,924
	Madison Park Funding Ltd.
250,000	1.38%, 07/23/2029, 3 mo. USD LIBOR + 1.160%(1)(2)	250,023
1,999,990	6.02%, 10/22/2030, 3 mo. USD LIBOR + 5.800%(1)(2)	1,919,210
	Oaktree CLO Ltd.
3,400,000	7.45%, 10/20/2032, 3 mo. USD LIBOR + 7.230%(1)(2)	3,329,725
	Octagon Investment Partners Ltd.
3,083,700	5.99%, 07/15/2027, 3 mo. USD LIBOR + 5.750%(1)(2)	3,030,148
	OneMain Financial Issuance Trust
42,969	2.37%, 09/14/2032(1)	43,030
	SoFi Consumer Loan Program LLC
3,856	2.50%, 05/26/2026(1)	3,867
1,850	2.77%, 05/25/2026(1)	1,855
	Springleaf Funding Trust
169,017	2.68%, 07/15/2030(1)	169,497
	Webster Park CLO Ltd.
3,150,000	5.72%, 07/20/2030, 3 mo. USD LIBOR + 5.500%(1)(2)	3,054,804
	Wendy’s Funding LLC
577,150	3.88%, 03/15/2048(1)	609,038

		35,587,015

	Asset-Backed - Home Equity - 0.3%
	GSAA Home Equity Trust
917,637	0.21%, 02/25/2037, 1 mo. USD LIBOR + 0.080%(2)	389,030
543,647	0.27%, 12/25/2046, 1 mo. USD LIBOR + 0.140%(2)	231,449
697,407	0.36%, 04/25/2047, 1 mo. USD LIBOR + 0.230%(2)	415,095
945,754	0.49%, 11/25/2036, 1 mo. USD LIBOR + 0.360%(2)	359,452
	Legacy Mortgage Asset Trust
1,352,533	3.25%, 11/25/2059(1)(4)	1,356,052
	Morgan Stanley Mortgage Loan Trust
2,183,149	0.30%, 11/25/2036, 1 mo. USD LIBOR + 0.170%(2)	877,637

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Radnor RE Ltd.
$1,450,000	5.73%, 10/25/2030, 1 mo. USD LIBOR + 5.600%(1)(2)	$1,484,688
	Soundview Home Loan Trust
2,251,000	0.37%, 07/25/2036, 1 mo. USD LIBOR + 0.240%(2)	2,035,577
115,000	0.63%, 11/25/2036, 1 mo. USD LIBOR + 0.500%(2)	108,759

		7,257,739

	Collateralized - Mortgage Obligations - 0.1%
	Natixis Commercial Mortgage Securities Trust
1,700,000	4.30%, 10/15/2036(1)	1,608,474

	Commercial Mortgage-Backed Securities - 1.3%
	BAMLL Commercial Mortgage Securities Trust
2,060,000	3.72%, 11/05/2032(1)(3)	1,626,862
	Bank of America Commercial Mortgage Trust
14,145,421	1.79%, 03/15/2063(3)(5)	2,016,663
	BBCMS Mortgage Trust
2,490,000	0.99%, 04/15/2053(3)(5)	213,535
4,351,230	1.63%, 04/15/2053(3)(5)	484,503
	Benchmark Mortgage Trust
15,328,830	1.23%, 03/15/2062(3)(5)	1,231,787
8,695,227	1.52%, 01/15/2054(3)(5)	1,083,878
	BX Commercial Mortgage Trust
999,086	2.63%, 12/15/2036, 1 mo. USD LIBOR + 2.500%(1)(2)	1,000,945
	CAMB Commercial Mortgage Trust
2,260,000	3.38%, 12/15/2037, 1 mo. USD LIBOR + 3.250%(1)(2)	2,184,447
	CF Hippolyta LLC
954,379	2.60%, 07/15/2060(1)	968,128
	Citigroup Commercial Mortgage Trust
180,000	4.59%, 03/10/2047(1)(3)	144,387
	Commercial Mortgage Trust
560,000	4.59%, 10/15/2045(1)(3)	28,000
981,000	4.75%, 10/15/2045(1)(3)	305,856
	Credit Suisse First Boston Mortgage Securities Corp.
3,579	4.88%, 04/15/2037	3,543
	DBJPM Mortgage Trust
20,991,577	1.47%, 08/10/2049(3)(5)	1,379,625
4,157,643	1.71%, 09/15/2053(3)(5)	448,001
	GS Mortgage Securities Trust
3,949,862	0.07%, 07/10/2046(3)(5)	7,778
7,560,080	0.67%, 02/13/2053(3)(5)	370,315
313,660	1.30%, 08/10/2044(1)(3)(5)	412
565,333	3.67%, 04/10/2047(1)	32,420
2,190,000	4.74%, 11/10/2045(1)(3)	2,203,554
175,000	4.96%, 04/10/2047(1)(3)	97,266
	Homeward Opportunities Fund Trust
349,166	2.70%, 09/25/2059(1)(3)	353,790
	JP Morgan Chase Commercial Mortgage Securities Trust
860,000	2.73%, 10/15/2045(1)(3)	527,507
485,000	4.42%, 12/15/2047(1)(3)	365,731
765,000	5.42%, 08/15/2046(1)(3)	689,317
	Morgan Stanley Capital Trust
465,000	5.24%, 07/15/2049(1)(3)	241,590
2,055,000	4.28%, 06/15/2050(3)	2,195,227
4,551	5.67%, 10/12/2052(1)(3)	1,092
	MTRO Commercial Mortgage Trust
255,000	2.18%, 12/15/2033, 1 mo. USD LIBOR + 2.050%(1)(2)	248,640
	PRPM
1,668,640	4.75%, 10/25/2024(1)(3)	1,675,273
	PRPM LLC
996,000	4.70%, 11/25/2025(1)(4)	997,649
	Securitized Term Auto Loan Receivables Trust
879,577	4.57%, 03/25/2026(1)	905,192
	Wells Fargo Commercial Mortgage Trust
15,000	4.15%, 05/15/2048(3)	14,980
	Wells Fargo N.A.

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$6,566,764	0.60%, 11/15/2062(3)(5)	$292,498
28,815,932	0.65%, 11/15/2062(3)(5)	1,428,501
5,359,248	0.70%, 12/15/2052(3)(5)	284,006
12,413,529	0.89%, 01/15/2063(3)(5)	833,176
9,358,429	0.90%, 05/15/2062(3)(5)	600,874
4,292,845	1.24%, 03/15/2063(3)(5)	388,865
	WF-RBS Commercial Mortgage Trust
900,599	3.02%, 11/15/2047(1)	54,036
2,125,000	4.81%, 11/15/2045(1)(3)	1,861,322
215,000	5.00%, 06/15/2044(1)(3)	84,464

		29,875,635

	FHLMC Collateral - 0.0%
	FHLMC
2,355,000	1.90%, 02/25/2047(3)(5)	346,707

	Media - %
	LCM Ltd.
2,000,000	7.14%, 04/15/2031, 3 mo. USD LIBOR + 6.900%(1)(2)	1,964,616

	Other Asset-Backed Securities - 1.1%
	Affirm Asset Securitization Trust
641,215	3.46%, 10/15/2024(1)	651,952
	Bayview Koitere Fund Trust
42,825	4.00%, 11/28/2053(1)(3)	44,583
	Bayview Mortgage Fund Trust
94,163	3.50%, 01/28/2058(1)(3)	95,320
	Bayview Opportunity Master Fund Trust
44,415	3.50%, 01/28/2055(1)(3)	45,481
77,007	3.50%, 06/28/2057(1)(3)	78,972
85,557	4.00%, 10/28/2064(1)(3)	88,969
	Domino’s Pizza Master Issuer LLC
475,200	3.67%, 10/25/2049(1)	506,620
654,925	4.12%, 07/25/2048(1)	688,136
	Marlette Funding Trust
421,061	2.69%, 09/17/2029(1)	424,088
	Preston Ridge Partners Mortgage Trust LLC
2,015,000	5.07%, 09/25/2025(1)(4)	2,030,138
	Pretium Mortgage Credit Partners LLC
415,000	6.17%, 02/27/2060(1)(4)	418,798
	Towd Point Mortgage Trust
44,421	2.25%, 04/25/2056(1)(3)	44,671
45,728	2.75%, 08/25/2055(1)(3)	46,219
142,718	2.75%, 10/25/2056(1)(3)	145,368
34,965	2.75%, 04/25/2057(1)(3)	35,631
1,363,086	2.75%, 06/25/2057(1)(3)	1,408,123
80,810	2.75%, 07/25/2057(1)(3)	82,560
1,006,837	2.75%, 10/25/2057(1)(3)	1,036,630
	Vericrest Opportunity Loan Trust
3,630,000	5.19%, 10/25/2049(1)(4)	3,629,658
2,620,000	5.19%, 11/25/2049(1)(4)	2,603,035
	VOLT LXIII LLC
1,650,000	4.34%, 02/25/2050(1)(4)	1,646,381
	VOLT LXXX LLC
4,960,000	5.07%, 10/25/2049(1)(4)	4,931,989
	VOLT LXXXIII LLC
410,000	4.95%, 11/26/2049(1)(4)	407,470
	VOLT LXXXV LLC
3,760,000	4.46%, 01/25/2050(1)(4)	3,734,335

		24,825,127

	Retail - 0.1%
	Sound Point CLO Ltd.
2,000,000	7.12%, 10/20/2028, 3 mo. USD LIBOR + 6.900%(1)(2)	1,911,308

	Whole Loan Collateral CMO - 1.2%
	Alternative Loan Trust

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
$133,980	0.67%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	$132,072
210,598	0.77%, 11/25/2035, 1 mo. USD LIBOR + 0.640%(2)	185,402
666,247	5.75%, 05/25/2036	437,229
664,397	6.00%, 05/25/2036	511,235
	Arroyo Mortgage Trust
802,288	2.96%, 10/25/2048(1)(3)	829,300
	Banc of America Mortgage Trust
174,103	3.00%, 09/25/2035(3)	168,733
	Bear Stearns Adjustable Rate Mortgage Trust
146,465	2.41%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	148,134
	Bear Stearns Alt-A Trust
67,829	0.63%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	84,130
	Bellemeade Re Ltd.
111,022	1.23%, 07/25/2029, 1 mo. USD LIBOR + 1.100%(1)(2)	111,045
	Chase Mortgage Finance Trust
693,607	5.50%, 11/25/2035	658,670
	CHL Mortgage Pass-Through Trust
401,877	3.00%, 09/25/2047(3)	381,742
	COLT Mortgage Loan Trust
425,219	2.76%, 08/25/2049(1)(3)	428,622
	CSMC Trust
88,967	3.25%, 04/25/2047(1)(3)	92,319
	Deephaven Residential Mortgage Trust
11,654	2.45%, 06/25/2047(1)(3)	11,681
27,812	2.81%, 10/25/2047(1)(3)	28,091
948,098	2.96%, 07/25/2059(1)(3)	961,875
	Fannie Mae Connecticut Avenue Securities
1,640,146	2.73%, 05/25/2024, 1 mo. USD LIBOR + 2.600%(2)	1,614,587
1,884,613	3.13%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(2)	1,858,571
	GMACM Mortgage Loan Trust
43,350	3.41%, 04/19/2036(3)	38,351
	GSR Mortgage Loan Trust
436,746	2.99%, 01/25/2036(3)	441,244
	HarborView Mortgage Loan Trust
1,257,605	0.37%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(2)	1,218,121
	Impac CMB Trust
27,980	2.38%, 02/25/2036, 1 mo. USD LIBOR + 2.250%(2)	28,581
	IndyMac IMSC Mortgage Loan Trust
415,057	0.28%, 03/25/2047, 1 mo. USD LIBOR + 0.150%(2)	333,718
	JP Morgan Mortgage Trust
163,603	2.90%, 11/25/2035(3)	156,471
209,537	3.40%, 05/25/2036(3)	189,217
35,755	3.46%, 04/25/2037(3)	31,749
	LSTAR Securities Investment Trust
743,977	1.84%, 03/01/2024, 1 mo. USD LIBOR + 1.700%(1)(2)	740,693
	MASTR Adjustable Rate Mortgages Trust
74,910	3.17%, 11/21/2034(3)	77,402
	MFA Trust
27,925	2.59%, 02/25/2057(1)(3)	28,259
	Mortgage Insurance-Linked Notes
1,125,000	2.03%, 11/26/2029, 1 mo. USD LIBOR + 1.900%(1)(2)	1,126,540
	New Residential Mortgage Loan Trust
106,563	1.63%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(2)	107,647
95,804	3.75%, 11/26/2035(1)(3)	101,898
90,362	3.75%, 11/25/2056(1)(3)	96,703
1,395,047	3.75%, 11/25/2058(1)(3)	1,501,246
134,649	4.00%, 02/25/2057(1)(3)	145,178
133,817	4.00%, 03/25/2057(1)(3)	143,811
100,391	4.00%, 04/25/2057(1)(3)	107,057
108,767	4.00%, 05/25/2057(1)(3)	116,540
	Nomura Asset Acceptance Corp. Alternative Loan Trust
247,985	3.68%, 06/25/2036(3)	218,074
	Oaktown Re IV Ltd.
2,735,000	7.13%, 07/25/2030, 1 mo. USD LIBOR + 7.000%(1)(2)	2,863,535

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	PMT Credit Risk Transfer Trust
$438,352	2.13%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	$411,621
	Structured Asset Mortgage Investments Trust
1,060,928	0.59%, 02/25/2036, 1 mo. USD LIBOR + 0.460%(2)	998,440
	Vericrest Opportunity Loan Trust
4,305,000	4.34%, 02/25/2050(1)(4)	4,278,767
	Verus Securitization Trust
2,170,000	5.68%, 08/25/2050(1)(4)	2,186,043
	WaMu Mortgage Pass-Through Certificates Trust
21,259	0.55%, 06/25/2044, 1 mo. USD LIBOR + 0.420%(2)	20,828
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
458,554	0.73%, 07/25/2036, 1 mo. USD LIBOR + 0.600%(2)	293,734

		26,644,906

	Whole Loan Collateral PAC - 0.0%
	Alternative Loan Trust
34,652	0.63%, 12/25/2035, 1 mo. USD LIBOR + 0.500%(2)	16,575

	Total Asset & Commercial Mortgage-Backed Securities (cost $131,529,392)	$131,202,660

Corporate Bonds - 29.8%
	Advertising - 0.0%
	Lamar Media Corp.
350,000	3.75%, 02/15/2028	355,784

	Aerospace/Defense - 0.8%
	Bombardier, Inc.
200,000	7.88%, 04/15/2027(1)	187,388
	DAE Funding LLC
225,000	5.00%, 08/01/2024(1)	233,415
	Embraer Netherlands Finance B.V.
3,635,000	6.95%, 01/17/2028(1)	4,091,193
1,135,000	6.95%, 01/17/2028(6)(7)	1,277,443
	Howmet Aerospace, Inc.
5,875,000	6.88%, 05/01/2025	6,859,062
	Spirit AeroSystems, Inc.
880,000	5.50%, 01/15/2025(1)	922,900
	SSL Robotics LLC
475,000	9.75%, 12/31/2023(1)	536,213
	TransDigm, Inc.
725,000	6.25%, 03/15/2026(1)	764,614
840,000	8.00%, 12/15/2025(1)	918,750
	Triumph Group, Inc.
1,050,000	8.88%, 06/01/2024(1)	1,155,084

		16,946,062

	Agriculture - 0.4%
	Kernel Holding S.A.
4,650,000	6.50%, 10/17/2024(1)	4,937,696
1,555,000	6.50%, 10/17/2024(6)	1,651,208
1,745,000	6.75%, 10/27/2027(1)	1,856,889
1,090,000	6.75%, 10/27/2027(6)	1,159,891

		9,605,684

	Airlines - 0.3%
	Hawaiian Brand Intellect
755,000	5.75%, 01/20/2026	782,841
	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
5,330,000	8.00%, 09/20/2025(1)	6,046,885

		6,829,726

	Apparel - 0.2%
	G-III Apparel Group Ltd.
150,000	7.88%, 08/15/2025(1)	164,250
	PVH Corp.
1,030,000	4.63%, 07/10/2025	1,158,925

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		William Carter Co.
	2,285,000	5.50%, 05/15/2025(1)	$2,430,669

			3,753,844

		Auto Manufacturers - 0.4%
		BMW Canada, Inc.
CAD	50,000	1.83%, 06/15/2021	39,330
		Fiat Chrysler Automobiles N.V.
EUR	225,000	4.50%, 07/07/2028(6)	345,457
		Ford Motor Co.
	$205,000	4.75%, 01/15/2043	206,907
	200,000	8.50%, 04/21/2023	223,940
		Ford Motor Credit Co. LLC
	200,000	4.54%, 08/01/2026	214,000
	200,000	5.13%, 06/16/2025	217,250
		General Motors Financial of Canada Ltd.
CAD	873,000	3.00%, 02/26/2021	683,797
		Honda Canada Finance, Inc.
	2,500,000	2.16%, 02/18/2021	1,957,029
		VW Credit Canada, Inc.
	5,625,000	2.90%, 03/29/2021	4,416,862

			8,304,572

		Auto Parts & Equipment - 0.4%
		Adient Global Holdings Ltd.
EUR	2,385,000	3.50%, 08/15/2024(6)	2,897,598
	$1,050,000	4.88%, 08/15/2026(1)	1,062,810
		Clarios Global L.P.
	1,225,000	6.75%, 05/15/2025(1)	1,305,005
		Clarios Global L.P. / Clarios U.S. Finance Co.
EUR	2,385,000	4.38%, 05/15/2026(6)	2,984,908
		Faurecia SE
	325,000	3.75%, 06/15/2028(6)	414,581
		LKQ European Holdings B.V.
	475,000	3.63%, 04/01/2026(6)	585,803
		Meritor, Inc.
	$370,000	4.50%, 12/15/2028(1)	375,550

			9,626,255

		Beverages - 0.2%
		Anheuser-Busch InBev Worldwide, Inc.
	2,095,000	4.50%, 06/01/2050	2,529,221
		Sunshine Mid B.V.
EUR	1,645,000	6.50%, 05/15/2026(6)	2,058,713

			4,587,934

		Biotechnology - 0.0%
		Emergent BioSolutions, Inc.
	$125,000	3.88%, 08/15/2028(1)	128,317

		Chemicals - 0.5%
		OCI N.V.
	2,610,000	4.63%, 10/15/2025(1)	2,700,893
		OCP S.A.
	695,000	4.50%, 10/22/2025(6)	752,674
	200,000	5.63%, 04/25/2024(6)	220,443
	200,000	6.88%, 04/25/2044(6)	260,088
		Syngenta Finance N.V.
	3,036,000	5.68%, 04/24/2048(1)	3,172,487
	595,000	5.68%, 04/24/2048(6)	621,749
		Yingde Gases Investment Ltd.
	530,000	6.25%, 01/19/2023(1)	546,462
	2,295,000	6.25%, 01/19/2023(6)	2,366,283

			10,641,079

		Commercial Banks - 3.3%
		Abanca Corp. Bancaria S.A.

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
EUR	800,000	4.63%, 04/07/2030, (4.63% fixed rate until 04/07/2025; 5 year EUR Swap + 5.014% thereafter)(6)(8)	$1,016,947
	800,000	6.13%, 01/18/2029, (6.13% fixed rate until 01/18/2024; 5 year EUR Swap + 5.927% thereafter)(6)(8)	1,053,361
	600,000	7.50%, 10/02/2023, (7.50% fixed rate until 10/02/2023; 5 year EUR Swap + 7.326% thereafter)(6)(8)(9)	750,003
		Argenta Spaarbank N.V.
	1,000,000	1.00%, 10/13/2026(6)	1,245,757
		Banca Monte dei Paschi di Siena S.p.A.
	975,000	3.63%, 09/24/2024(6)	1,258,976
	1,475,000	5.38%, 01/18/2028, (5.38% fixed rate until 01/18/2023; 5 year EUR Swap + 5.005% thereafter)(6)(8)	1,550,127
	200,000	10.50%, 07/23/2029(6)	304,858
		Banco BPM S.p.A.
	200,000	1.34%, 03/21/2021, 3 mo. EURIBOR + 1.880%(2)(9)	222,080
	650,000	8.75%, 06/18/2024, (8.75% fixed rate until 06/18/2024; 5 year EUR Swap + 8.921% thereafter)(6)(8)(9)	842,162
		Banco Comercial Portugues S.A.
	400,000	3.87%, 03/27/2030, (3.87% fixed rate until 03/27/2025; 5 year EUR Swap + 4.231% thereafter)(6)(8)	465,861
		Banco de Credito del Peru
	$220,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(6)(8)	226,329
	185,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(1)(8)	190,322
		Banco de Credito Social Cooperativo S.A.
EUR	1,100,000	7.75%, 06/07/2027, (7.75% fixed rate until 06/07/2022; 5 year EUR Swap + 7.591% thereafter)(6)(8)	1,329,899
		Banco do Brasil S.A.
	$200,000	4.63%, 01/15/2025, 5 year EUR Swap + 7.591%(1)	215,300
	770,000	4.63%, 01/15/2025	828,905
	225,000	4.75%, 03/20/2024(1)	241,751
	200,000	4.75%, 03/20/2024	214,890
	200,000	9.00%, 06/18/2024, (9.00% fixed rate until 06/18/2024; 10 year USD CMT + 6.362% thereafter)(6)(8)(9)	224,167
		Banco Santander S.A.
EUR	575,000	1.00%, 12/15/2024(3)(9)	627,235
		Bancolombia S.A.
	$400,000	4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 year USD CMT + 2.944% thereafter)(8)	413,000
		Bank Leumi Le-Israel BM
	400,000	3.28%, 01/29/2031, (3.28% fixed rate until 01/29/2026; 5 year USD CMT + 1.631% thereafter)(1)(6)(8)	420,000
		Bank of China Ltd.
	500,000	0.97%, 04/17/2021, 3 mo. USD LIBOR + 0.750%(2)(6)	500,195
	1,110,000	0.98%, 03/08/2021, 3 mo. USD LIBOR + 0.750%(2)(6)	1,110,234
		Bank of East Asia Ltd.
	4,539,000	5.88%, 09/19/2024, (5.88% fixed rate until 09/19/2024; 5 year USD CMT + 4.257% thereafter)(6)(8)(9)	4,790,824
		Bankia S.A.
EUR	1,000,000	6.00%, 07/18/2022, (6.00% fixed rate until 07/18/2022; 5 year EUR Swap + 5.819% thereafter)(6)(8)(9)	1,256,024
		Barclays plc
GBP	575,000	5.88%, 09/15/2024, (5.88% fixed rate until 09/15/2024; 5 year GBP Swap + 4.910% thereafter)(6)(8)(9)	808,517
	$550,000	7.75%, 09/15/2023, (7.75% fixed rate until 09/15/2023; 5 year USD Swap + 4.842% thereafter)(8)(9)	598,922
		BBVA Global Finance Ltd.
	490,000	7.00%, 12/01/2025	575,615
		BNP Paribas S.A.
	750,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; SOFRRATE + 2.074% thereafter)(6)(8)	783,683
	800,000	4.50%, 02/25/2030, (4.50% fixed rate until 02/25/2030; 5 year USD CMT + 2.944% thereafter)(1)(8)(9)	793,000

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	550,000	5.13%, 11/15/2027, (5.13% fixed rate until 11/15/2027; 5 year USD Swap + 2.838% thereafter)(6)(8)(9)	$569,250
	400,000	7.63%, 03/30/2021, (7.63% fixed rate until 03/30/2021; 5 year USD Swap + 6.314% thereafter)(1)(8)(9)	403,000
		China Construction Bank Corp.
	300,000	0.99%, 09/24/2021, 3 mo. USD LIBOR + 0.750%(2)(6)	300,177
		Cooperatieve Rabobank UA
EUR	1,000,000	4.38%, 06/29/2027, (4.38% fixed rate until 06/29/2027; 5 year EUR Swap + 4.679% thereafter)(6)(8)(9)	1,340,511
		Credit Agricole S.A.
	$1,595,000	6.88%, 09/23/2024, (6.88% fixed rate until 09/23/2024; 5 year USD Swap + 4.319% thereafter)(6)(8)(9)	1,764,469
GBP	325,000	7.50%, 06/23/2026, (7.50% fixed rate until 06/23/2026; 5 year GBP Swap + 4.535% thereafter)(6)(8)(9)	526,009
		Credit Mutuel Arkea S.A.
EUR	800,000	3.38%, 03/11/2031(6)	1,176,891
		Credit Suisse AG
	$1,155,000	0.53%, 02/04/2022, 3 mo. USD SOFR + 0.450%(2)	1,158,523
		Credit Suisse Group AG
	775,000	5.10%, 01/24/2030, (5.10% fixed rate until 01/24/2030; 5 year USD CMT + 3.293% thereafter)(6)(8)(9)	792,670
	600,000	5.25%, 02/11/2027, (5.25% fixed rate until 02/11/2027; 5 year USD CMT + 4.889% thereafter)(1)(8)(9)	634,470
	450,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(6)(8)(9)	492,183
	2,590,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(8)(9)	2,832,787
	1,100,000	6.38%, 08/21/2026, (6.38% fixed rate until 08/21/2026; 5 year USD CMT + 4.822% thereafter)(6)(8)(9)	1,225,125
	625,000	7.25%, 09/12/2025, (7.25% fixed rate until 09/12/2025; 5 year USD CMT + 4.332% thereafter)(6)(8)(9)	703,500
		Credit Suisse Group Funding Guernsey Ltd.
	950,000	2.51%, 04/16/2021, 3 mo. USD LIBOR + 2.290%(2)	954,445
		CYBG plc
GBP	463,000	8.00%, 12/08/2022, (8.00% fixed rate until 12/08/2022; 5 year GBP Swap + 6.250% thereafter)(6)(8)(9)	647,460
		Danske Bank A/S
	$1,455,000	7.00%, 06/26/2025, (7.00% fixed rate until 06/26/2025; 7 year USD CMT + 4.130% thereafter)(6)(8)(9)	1,615,050
		FinecoBank Banca Fineco S.p.A.
EUR	925,000	5.88%, 12/03/2024, (5.88% fixed rate until 12/03/2024; 5 year EUR Swap + 6.144% thereafter)(6)(8)(9)	1,184,273
		Freedom Mortgage Corp.
	$5,418,000	7.63%, 05/01/2026(1)	5,741,455
	1,320,000	8.13%, 11/15/2024(1)	1,369,500
		Grupo Aval Ltd.
	200,000	4.75%, 09/26/2022(6)	209,300
		IKB Deutsche Industriebank AG
EUR	600,000	4.00%, 01/31/2028, (4.00% fixed rate until 01/31/2023; 5 year EUR Swap + 3.617% thereafter)(6)(8)	732,819
		Industrial & Commercial Bank of China Ltd.
	$400,000	0.95%, 06/14/2021, 3 mo. USD LIBOR + 0.730%(2)(6)	400,095
	2,290,000	0.96%, 05/21/2021, 3 mo. USD LIBOR + 0.750%(2)(6)	2,290,481
	400,000	0.98%, 04/16/2021, 3 mo. USD LIBOR + 0.750%(2)(6)	400,076
	750,000	2.45%, 10/20/2021	758,085
	200,000	4.88%, 09/21/2025(6)	227,556
		ING Groep N.V.
	900,000	5.75%, 11/16/2026, (5.75% fixed rate until 11/16/2026; 5 year USD CMT + 4.342% thereafter)(8)(9)	975,375
	475,000	6.50%, 04/16/2025, (6.50% fixed rate until 04/16/2025; 5 year USD Swap + 4.446% thereafter)(8)(9)	521,360
		Itau Unibanco Holding S.A.
	725,000	2.90%, 01/24/2023(1)	740,993

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		JP Morgan Chase & Co.
	1,820,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(8)	$1,944,951
		Kookmin Bank
	200,000	2.50%, 11/04/2030(1)	205,019
		Novo Banco S.A.
EUR	900,000	3.50%, 02/19/2043(6)	956,741
	1,570,000	3.50%, 03/18/2043(6)	1,670,810
		QNB Finance Ltd.
	$400,000	3.50%, 03/28/2024(6)	428,580
		Raiffeisen Bank International AG
EUR	400,000	4.50%, 06/15/2025, (4.50% fixed rate until 06/15/2025; 3 mo. USD SOFR + 3.877% thereafter)(6)(8)(9)	472,071
		Santander Holdings USA, Inc.
	$4,020,000	3.45%, 06/02/2025	4,373,140
		UBS Group AG
	200,000	6.88%, 08/07/2025, (6.88% fixed rate until 08/07/2025; 5 year USD Swap + 4.590% thereafter)(6)(8)(9)	225,000
	650,000	7.00%, 01/31/2024, (7.00% fixed rate until 01/31/2024; 5 year USD Swap + 4.344% thereafter)(6)(8)(9)	713,375
	1,300,000	7.00%, 02/19/2025, (7.00% fixed rate until 02/19/2025; 5 year USD Swap + 4.866% thereafter)(6)(8)(9)	1,478,724
		Volksbank Wien AG
EUR	600,000	7.75%, 04/09/2024, (7.75% fixed rate until 04/09/2024; EURIBOR + 7.880% thereafter)(6)(8)(9)	739,889
		Wells Fargo & Co.
CAD	1,800,000	2.22%, 03/15/2021	1,410,834

			72,165,966

		Commercial Services - 1.1%
		AA Bond Co., Ltd.
GBP	325,000	6.27%, 07/02/2043(6)	500,951
		APX Group, Inc.
	$300,000	6.75%, 02/15/2027(1)	319,500
		Arena Luxembourg Finance S.a.r.l.
EUR	375,000	1.88%, 02/01/2028(6)	415,475
		Ashtead Capital, Inc.
	$275,000	4.00%, 05/01/2028(1)	293,288
		DP World Salaam
	9,390,000	6.00%, 10/01/2025, (6.00% fixed rate until 10/01/2025; 5 year USD CMT + 5.750% thereafter)(6)(8)(9)	10,294,689
		Gartner, Inc.
	260,000	3.75%, 10/01/2030(1)	268,125
		Herc Holdings, Inc.
	360,000	5.50%, 07/15/2027(1)	379,512
		IPD 3 B.V.
EUR	280,000	5.50%, 12/01/2025(1)	349,138
		Jaguar Holding Co.
	$280,000	5.00%, 06/15/2028(1)	297,500
		La Financiere Atalian SASU
EUR	3,430,000	4.00%, 05/15/2024(6)	3,912,726
		Loxam SAS
	425,000	3.25%, 01/14/2025(6)	509,950
		Q-Park Holding I B.V.
	100,000	1.50%, 03/01/2025(6)	114,984
	230,000	2.00%, 03/01/2026, 3 mo. EURIBOR + 2.000%(2)(6)	265,071
	540,000	2.00%, 03/31/2026, 3 mo. EURIBOR + 2.000%(1)(2)	622,341
	300,000	2.00%, 03/01/2027(6)	340,401
		Refinitiv U.S. Holdings, Inc.
	1,280,000	6.88%, 11/15/2026(6)	1,674,451
		Service Corp. International
	$100,000	3.38%, 08/15/2030	101,500
	25,000	5.13%, 06/01/2029	27,515
		Techem Verwaltungsgesellschaft 675 mbH
EUR	475,000	2.00%, 07/15/2025(6)	567,727

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Verisure Holding AB
	$526,000	3.25%, 02/15/2027(1)	$641,352
	150,000	3.88%, 07/15/2026(6)	186,644
	1,350,000	3.88%, 07/15/2026(1)	1,679,793
		Verisure Midholding AB
	346,000	5.25%, 02/15/2029(1)	429,289

			24,191,922

		Construction Materials - 0.1%
		Builders FirstSource, Inc.
	$295,000	5.00%, 03/01/2030(1)	315,281
		CP Atlas Buyer, Inc.
	125,000	5.25%, 12/01/2028(1)	128,048
		Norbord, Inc.
	125,000	5.75%, 07/15/2027(1)	134,453
		Standard Industries, Inc.
	550,000	4.75%, 01/15/2028(1)	579,727

			1,157,509

		Distribution/Wholesale - 0.1%
		American Builders & Contractors Supply Co., Inc.
	135,000	4.00%, 01/15/2028(1)	139,219
		Core & Main Holdings L.P. (8.63% Cash, 9.38% PIK)
	120,000	8.63%, 09/15/2024(1)(10)	122,100
		Parts Europe S.A.
EUR	355,000	6.50%, 07/16/2025(6)	447,868
	225,000	6.50%, 07/16/2025(1)	283,860
		Performance Food Group, Inc.
	$380,000	5.50%, 10/15/2027(1)	401,269
	280,000	6.88%, 05/01/2025(1)(7)	301,084

			1,695,400

		Diversified Financial Services - 1.8%
		Credit Acceptance Corp.
	225,000	5.13%, 12/31/2024(1)	231,188
	375,000	6.63%, 03/15/2026	397,500
		CSN Islands Corp.
	4,070,000	6.75%, 01/28/2028(1)	4,380,948
		Fly Leasing Ltd.
	835,000	5.25%, 10/15/2024(7)	812,037
		Genworth Mortgage Holdings, Inc.
	1,030,000	6.50%, 08/15/2025(1)	1,098,237
		goeasy Ltd.
	300,000	5.38%, 12/01/2024(1)	312,750
		Home Point Capital, Inc.
	6,592,000	5.00%, 02/01/2026(1)	6,674,400
		ICBCIL Finance Co., Ltd.
	400,000	1.17%, 05/15/2021, 3 mo. USD LIBOR + 0.950%(2)(6)	399,756
		Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
	150,000	5.25%, 03/15/2022(1)	150,750
		LD Holdings Group LLC
	4,695,000	6.50%, 11/01/2025(1)	4,988,437
		LeasePlan Corp. N.V.
EUR	965,000	7.38%, 05/29/2024, (7.38% fixed rate until 05/29/2024; EURIBOR + 7.556% thereafter)(6)(8)(9)	1,244,008
		LHC3 plc (4.13% Cash, 4.88% PIK Toogle)
	1,415,000	4.13%, 08/15/2024(6)(10)	1,746,365
		Minejesa Capital B.V.
	$440,000	5.63%, 08/10/2037	483,701
		Nationstar Mortgage Holdings, Inc.
	1,340,000	5.13%, 12/15/2030(1)	1,390,250
		Navient Corp.
	75,000	6.50%, 06/15/2022	78,563
		OneMain Finance Corp.
	2,734,000	4.00%, 09/15/2030	2,757,922

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	PennyMac Financial Services, Inc.
$2,820,000	5.38%, 10/15/2025(1)	$2,953,950
	Power Finance Corp. Ltd.
200,000	3.95%, 04/23/2030(6)	210,360
	Springleaf Finance Corp.
285,000	5.38%, 11/15/2029	313,500
225,000	6.13%, 03/15/2024	245,880
1,395,000	6.63%, 01/15/2028	1,628,662
165,000	6.88%, 03/15/2025	189,338
	Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
550,000	6.75%, 06/01/2025(1)	565,813
	Unifin Financiera S.A.B. de C.V.
4,220,000	9.88%, 01/28/2029(1)	4,253,338
	United Shore Financial Services LLC
2,911,000	5.50%, 11/15/2025(1)	3,063,827

		40,571,480

	Electric - 1.1%
	Centrais Eletricas Brasileiras S.A.
2,675,000	3.63%, 02/04/2025(1)	2,731,175
3,900,000	4.63%, 02/04/2030(1)	4,036,266
950,000	4.63%, 02/04/2030(6)	983,193
	Duquesne Light Holdings, Inc.
705,000	2.53%, 10/01/2030(1)	718,971
	Engie Energia Chile S.A.
200,000	4.50%, 01/29/2025(6)	220,671
	Georgia Power Co.
250,000	4.75%, 09/01/2040	312,358
	Inkia Energy Ltd.
400,000	5.88%, 11/09/2027(6)	427,036
	Instituto Costarricense de Electricidad
200,000	6.95%, 11/10/2021(6)	202,252
	Israel Electric Corp. Ltd.
1,630,000	4.25%, 08/14/2028(1)(6)	1,856,978
475,000	5.00%, 11/12/2024(1)(6)	538,265
	Minejesa Capital B.V.
200,000	4.63%, 08/10/2030(6)	216,240
	Mong Duong Finance Holdings B.V.
2,845,000	5.13%, 05/07/2029(1)	2,885,658
5,256,000	5.13%, 05/07/2029	5,331,115
	Oryx Funding Ltd.
1,460,000	5.80%, 02/03/2031(1)	1,492,850
	Perusahaan Listrik Negara PT
215,000	3.88%, 07/17/2029(6)	234,995
1,000,000	4.38%, 02/05/2050(6)	1,062,500
755,000	6.15%, 05/21/2048(6)	984,075
	Star Energy Geothermal Darajat / Star Energy Geothermal Salak
200,000	4.85%, 10/14/2038(1)	223,250
	Termocandelaria Power Ltd.
200,000	7.88%, 01/30/2029(1)	217,250

		24,675,098

	Electrical Components & Equipment - 0.1%
	Energizer Holdings, Inc.
1,480,000	4.38%, 03/31/2029(1)	1,513,300
580,000	4.75%, 06/15/2028(1)	604,650

		2,117,950

	Energy-Alternate Sources - 0.5%
	FS Luxembourg Sarl
6,810,000	10.00%, 12/15/2025(1)	7,263,682
	Greenko Dutch B.V.
770,000	5.25%, 07/24/2024(6)	795,025

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Greenko Mauritius Ltd.
	$2,355,000	6.25%, 02/21/2023(6)	$2,426,753

			10,485,460

		Engineering & Construction - 0.6%
		Aeropuerto Internacional de Tocumen S.A.
	198,205	6.00%, 11/18/2048(6)	237,231
		Bioceanico Sovereign Certificate Ltd.
	388,710	0.00%, 06/05/2034(1)(11)	300,084
		International Airport Finance S.A.
	7,789,912	12.00%, 03/15/2033(1)	7,556,214
	1,721,004	12.00%, 03/15/2033(6)	1,669,374
		Mexico City Airport Trust
	405,000	4.25%, 10/31/2026(6)	420,188
		PowerTeam Services LLC
	1,280,000	9.03%, 12/04/2025(1)	1,417,600
		United Rentals North America, Inc.
	675,000	3.88%, 02/15/2031	705,577

			12,306,268

		Entertainment - 0.2%
		Caesars Entertainment, Inc.
	225,000	6.25%, 07/01/2025(1)	238,057
	685,000	8.13%, 07/01/2027(1)	751,787
		Caesars Resort Collection LLC / CRC Finco, Inc.
	350,000	5.25%, 10/15/2025(1)	349,310
	110,000	5.75%, 07/01/2025(1)	115,450
		Cinemark USA, Inc.
	210,000	5.13%, 12/15/2022	205,275
		Cirsa Finance International S.a.r.l.
EUR	330,000	6.25%, 12/20/2023(6)	391,301
		Jacobs Entertainment, Inc.
	$275,000	7.88%, 02/01/2024(1)	283,937
		Penn National Gaming, Inc.
	625,000	5.63%, 01/15/2027(1)	657,500
		Scientific Games International, Inc.
EUR	400,000	5.50%, 02/15/2026(6)	476,731
		WMG Acquisition Corp.
	255,000	3.63%, 10/15/2026(6)	319,728

			3,789,076

		Environmental Control - 0.0%
		Stericycle, Inc.
	$605,000	3.88%, 01/15/2029(1)	622,242

		Food - 0.7%
		B&G Foods, Inc.
	325,000	5.25%, 09/15/2027	342,062
		BRF S.A.
	200,000	4.88%, 01/24/2030(1)	212,438
	400,000	4.88%, 01/24/2030(6)	424,876
		MARB BondCo plc
	225,000	7.00%, 03/15/2024(1)	229,838
		MARB BondCo plc
	380,000	3.95%, 01/29/2031(1)	378,100
		Minerva Luxembourg S.A.
	1,605,000	5.88%, 01/19/2028(6)	1,708,619
	7,155,000	6.50%, 09/20/2026(6)	7,530,637
		Post Holdings, Inc.
	325,000	4.63%, 04/15/2030(1)	338,481
	625,000	5.00%, 08/15/2026(1)	644,706
	75,000	5.75%, 03/01/2027(1)	78,656
		Sysco Corp.
	1,320,000	6.60%, 04/01/2050	1,980,447
		TreeHouse Foods, Inc.
	842,000	4.00%, 09/01/2028	850,420

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		United Natural Foods, Inc.
	$1,270,000	6.75%, 10/15/2028(1)	$1,343,279

			16,062,559

		Food Service - 0.1%
		Aramark Services, Inc.
	2,000,000	6.38%, 05/01/2025(1)	2,128,000

		Forest Products & Paper - 0.0%
		Celulosa Arauco y Constitucion S.A.
	200,000	4.20%, 01/29/2030(1)	225,000
	200,000	5.50%, 04/30/2049(1)	242,500
		Inversiones CMPC S.A.
	200,000	3.85%, 01/13/2030(6)	221,500

			689,000

		Gas - 0.0%
		AmeriGas Partners L.P. / AmeriGas Finance Corp.
	425,000	5.88%, 08/20/2026	487,677

		Healthcare-Products - 0.1%
		Avantor Funding, Inc.
EUR	225,000	3.88%, 07/15/2028(6)	286,731
	100,000	3.88%, 07/15/2028(1)	127,436
	770,000	4.63%, 07/15/2028(1)	810,579
		Hill-Rom Holdings, Inc.
	300,000	4.38%, 09/15/2027(1)	311,625

			1,536,371

		Healthcare-Services - 0.7%
		Acadia Healthcare Co., Inc.
	770,000	5.00%, 04/15/2029(1)	810,425
	460,000	5.50%, 07/01/2028(1)	491,050
		Cab SELARL
EUR	242,000	3.75%, 02/01/2028	293,679
		Catalent Pharma Solutions, Inc.
	175,000	2.38%, 03/01/2028(6)	211,862
	$75,000	5.00%, 07/15/2027(1)	79,031
		Centene Corp.
	30,000	3.00%, 10/15/2030	31,379
	165,000	4.25%, 12/15/2027	174,551
		CHS/Community Health Systems, Inc.
	1,920,000	4.75%, 02/15/2031(1)	1,920,000
	1,960,000	5.63%, 03/15/2027(1)	2,058,000
	385,000	6.63%, 02/15/2025(1)	405,290
		Constantin Investissement SASU
EUR	1,880,000	5.38%, 04/15/2025(6)	2,309,398
		HCA, Inc.
	$775,000	5.38%, 09/01/2026	879,439
	200,000	5.63%, 09/01/2028	234,234
	125,000	7.50%, 11/15/2095	163,750
		IQVIA, Inc.
EUR	275,000	2.25%, 01/15/2028(6)	336,537
		Rede D’or Finance S.a.r.l.
	$3,145,000	4.50%, 01/22/2030(1)	3,214,253
	1,840,000	4.50%, 01/22/2030(6)	1,880,517
		Tenet Healthcare Corp.
	700,000	4.63%, 06/15/2028(1)	735,000

			16,228,395

		Home Builders - 0.5%
		Adams Homes, Inc.
	3,478,000	7.50%, 02/15/2025(1)	3,677,985
		Ashton Woods USA LLC / Ashton Woods Finance Co.
	735,000	6.63%, 01/15/2028(1)	777,262
		Empire Communities Corp.
	125,000	7.00%, 12/15/2025(1)	131,963

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		KB Home
	150,000	4.80%, 11/15/2029	165,219
		M/I Homes, Inc.
	375,000	4.95%, 02/01/2028	394,969
		STL Holding Co. LLC
	3,201,000	7.50%, 02/15/2026(1)	3,329,040
		Taylor Morrison Communities, Inc.
	490,000	5.75%, 01/15/2028(1)	552,475
		Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc.
	75,000	5.63%, 03/01/2024(1)	81,375
		Williams Scotsman International, Inc.
	2,140,000	4.63%, 08/15/2028(1)	2,204,200

			11,314,488

		Household Products/Wares - 0.1%
		Diamond (BC) B.V.
EUR	1,520,000	5.63%, 08/15/2025(6)	1,866,066
		Prestige Brands, Inc.
	$225,000	5.13%, 01/15/2028(1)	239,271

			2,105,337

		Insurance - 0.6%
		Acrisure LLC / Acrisure Finance, Inc.
	675,000	7.00%, 11/15/2025(1)	694,406
	240,000	8.13%, 02/15/2024(1)	250,560
		Aegon N.V.
EUR	118,000	0.64%, 04/15/2021, 10 year GNTH + 0.100%(2)(9)	119,929
		AIA Group Ltd.
	$270,000	3.20%, 09/16/2040(1)	280,967
	200,000	3.20%, 09/16/2040(6)	208,123
	1,740,000	3.38%, 04/07/2030(1)	1,940,350
		AssuredPartners, Inc.
	155,000	5.63%, 01/15/2029(1)	157,325
		AXA S.A.
	475,000	6.38%, 12/14/2036, (6.38% fixed rate until 12/14/2036; 3 mo. USD LIBOR + 2.256% thereafter)(6)(8)(9)	662,720
		Genworth Holdings, Inc.
	3,858,000	4.80%, 02/15/2024	3,604,800
	325,000	4.90%, 08/15/2023	305,500
	2,189,000	6.50%, 06/15/2034(7)	2,020,053
		MGIC Investment Corp.
	625,000	5.25%, 08/15/2028	668,750
		NMI Holdings, Inc.
	435,000	7.38%, 06/01/2025(1)	489,375
		Unum Group
	2,130,000	4.50%, 03/15/2025	2,420,679

			13,823,537

		Internet - 0.1%
		Arches Buyer, Inc.
	140,000	4.25%, 06/01/2028(1)	139,825
	75,000	6.13%, 12/01/2028(1)	76,875
		Booking Holdings, Inc.
	445,000	4.10%, 04/13/2025	502,047
		Meituan
	400,000	3.05%, 10/28/2030(1)	415,727
		MercadoLibre, Inc.
	200,000	3.13%, 01/14/2031(7)	200,878
		Prosus N.V.
	200,000	3.83%, 02/08/2051(1)	193,722
	200,000	4.03%, 08/03/2050(1)	199,294
		Tencent Holdings Ltd.
	200,000	2.39%, 06/03/2030(1)	201,804
	200,000	3.24%, 06/03/2050(1)	199,357

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	$200,000	3.24%, 06/03/2050(6)	$199,357

			2,328,886

		Investment Company Security - 0.5%
		Greenko Mauritius Ltd.
	4,060,000	6.25%, 02/21/2023(1)	4,183,701
		Owl Rock Capital Corp.
	5,825,000	3.40%, 07/15/2026	5,967,928

			10,151,629

		Iron/Steel - 1.0%
		ABJA Investment Co. Pte Ltd.
	400,000	5.45%, 01/24/2028(6)	416,212
		CSN Islands Corp.
	875,000	6.75%, 01/28/2028(6)	941,850
		CSN Resources S.A.
	200,000	7.63%, 04/17/2026(1)	214,936
		Metinvest B.V.
EUR	1,825,000	5.63%, 06/17/2025(1)	2,286,529
	$3,287,000	7.65%, 10/01/2027(1)	3,539,376
	3,480,000	7.75%, 10/17/2029(1)	3,741,418
	705,000	7.75%, 10/17/2029(6)	757,960
		PJSC Koks via IMH Capital DAC
	6,889,000	5.90%, 09/23/2025(1)	7,336,785
	2,505,000	5.90%, 09/23/2025(6)	2,667,825
		Vale Overseas Ltd.
	545,000	3.75%, 07/08/2030	597,374

			22,500,265

		IT Services - 0.0%
		Presidio Holdings, Inc.
	153,000	4.88%, 02/01/2027(1)	160,999
	155,000	8.25%, 02/01/2028(1)	171,662

			332,661

		Leisure Time - 0.2%
		Carnival Corp.
	70,000	7.63%, 03/01/2026(1)	74,025
EUR	615,000	7.63%, 03/01/2026(1)	783,762
	$115,000	9.88%, 08/01/2027(1)	131,962
	500,000	11.50%, 04/01/2023(1)	567,500
		Royal Caribbean Cruises Ltd.
	3,070,000	9.13%, 06/15/2023(1)	3,323,275

			4,880,524

		Lodging - 0.6%
		Boyd Gaming Corp.
	250,000	4.75%, 12/01/2027	257,188
	75,000	6.00%, 08/15/2026	77,531
	220,000	6.38%, 04/01/2026	227,638
	1,810,000	8.63%, 06/01/2025(1)	2,000,050
		FelCor Lodging L.P.
	350,000	6.00%, 06/01/2025	359,187
		Marriott International, Inc.
	665,000	5.75%, 05/01/2025	771,286
		Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp.
	270,000	5.88%, 05/15/2025(1)	264,600
		Wynn Macau Ltd.
	9,020,000	5.50%, 01/15/2026(1)	9,310,444
	265,000	5.63%, 08/26/2028(1)	272,539

			13,540,463

		Machinery-Diversified - 0.0%
		Vertical Midco GmbH Co.
EUR	575,000	4.38%, 07/15/2027(6)	729,889

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Media - 1.3%
		Altice Financing S.A.
	$300,000	7.50%, 05/15/2026(1)	$314,625
		Cable Onda S.A.
	400,000	4.50%, 01/30/2030(6)	432,000
		Cable One, Inc.
	190,000	4.00%, 11/15/2030(1)	195,700
		CCO Holdings LLC / CCO Holdings Capital Corp.
	70,000	4.25%, 02/01/2031(1)	71,925
	630,000	4.50%, 08/15/2030(1)	663,466
	400,000	5.75%, 02/15/2026(1)	412,720
		CSC Holdings LLC
	300,000	5.50%, 04/15/2027(1)	316,410
	500,000	6.50%, 02/01/2029(1)	556,250
		Discovery Communications LLC
	1,795,000	4.65%, 05/15/2050	2,152,550
		DISH DBS Corp.
	265,000	5.00%, 03/15/2023	272,963
	200,000	5.88%, 07/15/2022	208,272
	450,000	5.88%, 11/15/2024	466,322
	190,000	7.38%, 07/01/2028	197,838
		Globo Comunicacao e Participacoes S.A.
	400,000	4.88%, 01/22/2030(1)	419,200
		Gray Television, Inc.
	230,000	4.75%, 10/15/2030(1)	229,425
		Houghton Mifflin Harcourt Publishers, Inc.
	2,700,000	9.00%, 02/15/2025(1)	2,841,750
		Nexstar Broadcasting, Inc.
	2,360,000	4.75%, 11/01/2028(1)	2,430,800
		Sirius XM Radio, Inc.
	300,000	5.00%, 08/01/2027(1)	315,666
		TEGNA, Inc.
	870,000	4.75%, 03/15/2026(1)	922,200
		Vertical Media GmbH Co.
EUR	320,000	6.63%, 07/15/2028(1)	412,935
	$200,000	7.63%, 07/15/2028(1)	215,750
		Vertical Midco GmbH Co.
EUR	720,000	4.38%, 07/15/2027(1)	913,948
		Virgin Media Secured Finance plc
GBP	975,000	4.13%, 08/15/2030(1)	1,364,885
	735,000	4.13%, 08/15/2030(6)	1,028,914
	$3,560,000	4.50%, 08/15/2030(1)	3,686,380
		Virgin Media Vendor Financing Notes DAC
GBP	790,000	4.88%, 07/15/2028(1)	1,110,832
	400,000	4.88%, 07/15/2028(6)	562,447
		VTR Finance N.V.
	$1,590,000	6.38%, 07/15/2028(6)	1,721,413
	2,855,000	6.38%, 07/15/2028(1)	3,090,966
		WMG Acquisition Corp.
	225,000	5.50%, 04/15/2026(1)	231,188
		Ziggo B.V.
	550,000	5.50%, 01/15/2027(1)	576,845

			28,336,585

		Metal Fabricate/Hardware - 0.0%
		Advanced Drainage Systems, Inc.
	225,000	5.00%, 09/30/2027(1)	236,812
		Novelis Corp.
	265,000	4.75%, 01/30/2030(1)	278,707
	165,000	5.88%, 09/30/2026(1)	172,838

			688,357

		Mining - 0.1%
		AngloGold Ashanti Holdings plc
	205,000	3.75%, 10/01/2030	219,281

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Constellium SE
EUR	500,000	4.25%, 02/15/2026(6)	$615,118
$		FMG Resources August Pty Ltd.
	381,000	4.50%, 09/15/2027(1)	418,525

			1,252,924

		Office/Business Equipment - 0.1%
		CDW LLC / CDW Finance Corp.
	200,000	4.13%, 05/01/2025	207,250
		Xerox Corp.
	415,000	4.38%, 03/15/2023	435,750
	150,000	6.75%, 12/15/2039	163,711
		Xerox Holdings Corp.
	215,000	5.00%, 08/15/2025(1)	225,488
	1,125,000	5.50%, 08/15/2028(1)	1,159,819

			2,192,018

		Oil & Gas - 3.1%
		Apache Corp.
	200,000	4.38%, 10/15/2028	200,000
	240,000	4.63%, 11/15/2025	244,950
	16,000	4.75%, 04/15/2043	15,200
	19,000	5.10%, 09/01/2040	19,239
		Continental Resources, Inc.
	5,255,000	4.38%, 01/15/2028	5,386,375
	90,000	4.90%, 06/01/2044	86,963
	3,475,000	5.75%, 01/15/2031(1)	3,760,992
		Delek & Avner Tamar Bond Ltd.
	2,290,000	5.08%, 12/30/2023(1)	2,390,022
		Ecopetrol S.A.
	510,000	6.88%, 04/29/2030	634,950
		Empresa Nacional del Petroleo
	200,000	3.75%, 08/05/2026(6)	218,726
		EQT Corp.
	100,000	3.90%, 10/01/2027	103,875
		Leviathan Bond Ltd.
	317,000	6.13%, 06/30/2025(1)(6)	349,810
	3,177,000	6.50%, 06/30/2027(1)(6)	3,574,379
	4,385,000	6.75%, 06/30/2030(1)(6)	4,984,780
		Matador Resources Co.
	4,682,000	5.88%, 09/15/2026	4,471,310
		NAK Naftogaz Ukraine via Kondor Finance plc
	6,220,000	7.63%, 11/08/2026(1)	6,325,120
	2,875,000	7.63%, 11/08/2026(6)	2,923,588
		Occidental Petroleum Corp.
	40,000	2.90%, 08/15/2024	38,600
	250,000	3.00%, 02/15/2027	230,625
	100,000	3.40%, 04/15/2026	96,593
	288,000	4.20%, 03/15/2048	241,200
	3,447,000	4.40%, 04/15/2046	3,029,913
	120,000	5.50%, 12/01/2025	125,400
	2,930,000	6.13%, 01/01/2031	3,212,891
		Ovintiv Exploration, Inc.
	105,000	5.38%, 01/01/2026	114,655
		Petrobras Global Finance B.V.
	745,000	5.60%, 01/03/2031	830,675
	875,000	5.75%, 02/01/2029	1,015,875
	390,000	6.75%, 06/03/2050	456,335
	335,000	6.90%, 03/19/2049	400,255
	500,000	7.38%, 01/17/2027	624,750
		Petroleos de Venezuela S.A.
	290,000	6.00%, 05/16/2024(12)	10,875
	125,000	9.00%, 11/17/2021(12)	4,688
		Petroleos Mexicanos
	10,000	5.95%, 01/28/2031	9,489

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	$590,000	6.38%, 01/23/2045	$507,990
	640,000	6.50%, 06/02/2041	562,214
	485,000	6.75%, 09/21/2047	423,647
	655,000	6.84%, 01/23/2030	658,275
	4,815,000	7.69%, 01/23/2050	4,552,486
		Range Resources Corp.
	2,290,000	8.25%, 01/15/2029(1)	2,404,500
		Saudi Arabian Oil Co.
	300,000	2.75%, 04/16/2022(1)	307,710
		Sinopec Group Overseas Development Ltd.
	210,000	2.70%, 05/13/2030(6)	217,106
	235,000	2.70%, 05/13/2030(1)	242,952
		SM Energy Co.
	2,423,000	5.63%, 06/01/2025	2,192,815
	1,085,000	6.63%, 01/15/2027	965,650
		State Oil Co. of the Azerbaijan Republic
	200,000	6.95%, 03/18/2030(6)	255,696
		Sunoco L.P. / Sunoco Finance Corp.
	300,000	6.00%, 04/15/2027	317,625
		Transocean, Inc.
	160,000	6.80%, 03/15/2038	59,200
		Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp.
	180,000	8.75%, 04/15/2023(1)(7)	167,400
		YPF S.A.
	8,655,000	6.95%, 07/21/2027(6)	5,322,825
	390,000	7.00%, 12/15/2047(1)	223,275
	140,000	7.00%, 12/15/2047(6)	80,150
	3,600,000	8.50%, 03/23/2025	2,952,000
	97,000	8.50%, 03/23/2025(1)	79,540
	160,000	8.75%, 04/04/2024(1)	121,600
ARS	27,918,777	16.50%, 05/09/2022(1)	207,554

			68,955,308

		Oil & Gas Services - 0.6%
		Borets Finance DAC
	$11,860,000	6.00%, 09/17/2026(1)	12,374,724
	1,885,000	6.00%, 09/17/2026(6)	1,966,809

			14,341,533

		Packaging & Containers - 0.6%
		ARD Finance S.A. (5.00% Cash, 5.75% PIK)
EUR	785,000	5.00%, 06/30/2027(1)(10)	977,283
	1,385,000	5.00%, 06/30/2027(6)(10)	1,724,251
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
	475,000	2.13%, 08/15/2026(6)	577,861
	$1,055,000	5.25%, 04/30/2025(1)	1,111,706
	1,505,000	5.25%, 08/15/2027(1)	1,564,071
		Ball Corp.
EUR	200,000	1.50%, 03/15/2027	250,000
		Berry Global, Inc.
	100,000	1.50%, 01/15/2027(6)	125,153
	$250,000	5.63%, 07/15/2027(1)	265,937
		Crown European Holdings S.A.
EUR	625,000	2.88%, 02/01/2026(6)	811,633
		Flex Acquisition Co., Inc.
	$440,000	6.88%, 01/15/2025(1)	447,150
		Owens-Brockway Glass Container, Inc.
	250,000	5.88%, 08/15/2023(1)	267,500
	175,000	6.38%, 08/15/2025(1)	194,688
	1,685,000	6.63%, 05/13/2027(1)	1,825,571
		Pregis TopCo Corporation
	900,000	3.90%, 08/01/2026, 1 mo. USD LIBOR	898,875
		SIG Combibloc PurchaseCo Sarl
EUR	600,000	2.13%, 06/18/2025(1)	772,218

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Silgan Holdings, Inc.
	$400,000	2.25%, 06/01/2028	$491,460
		Trivium Packaging Finance B.V.
	460,000	3.75%, 08/15/2026(6)	569,733

			12,875,090

		Pharmaceuticals - 0.7%
		Bausch Health Cos., Inc.
	$1,195,000	5.00%, 01/30/2028(1)	1,231,209
	750,000	5.00%, 02/15/2029(1)	767,741
	185,000	5.25%, 01/30/2030(1)	191,024
	100,000	6.13%, 04/15/2025(1)	102,470
		Endo Dac / Endo Finance LLC / Endo Finco, Inc.
	500,000	6.00%, 07/15/2023(1)	442,500
	2,370,000	6.00%, 06/30/2028(1)	2,008,575
	2,061,000	9.50%, 07/31/2027(1)	2,354,692
		Par Pharmaceutical, Inc.
	854,000	7.50%, 04/01/2027(1)	918,537
		Teva Pharmaceutical Finance Netherlands B.V.
EUR	425,000	1.25%, 03/31/2023(6)	502,287
	$450,000	2.80%, 07/21/2023	446,130
	4,725,000	3.15%, 10/01/2026	4,507,414
EUR	1,965,000	4.50%, 03/01/2025	2,496,225
	$200,000	6.75%, 03/01/2028	223,770

			16,192,574

		Pipelines - 0.4%
		Abu Dhabi Crude Oil Pipeline LLC
	200,000	4.60%, 11/02/2047(6)	243,250
		Antero Midstream Partners L.P. / Antero Midstream Finance Corp.
	140,000	5.75%, 01/15/2028(1)	140,000
		Blue Racer Midstream LLC / Blue Racer Finance Corp.
	$310,000	7.63%, 12/15/2025(1)	328,020
		Buckeye Partners L.P.
	540,000	4.13%, 03/01/2025(1)	546,979
	75,000	4.50%, 03/01/2028(1)	77,469
		Cheniere Energy Partners L.P.
	125,000	4.50%, 10/01/2029	134,003
		DCP Midstream Operating L.P.
	300,000	5.38%, 07/15/2025	320,910
		Enbridge, Inc.
CAD	1,500,000	4.26%, 02/01/2021	1,173,384
		EnLink Midstream LLC
	$339,000	5.63%, 01/15/2028(1)	338,364
		EQM Midstream Partners L.P.
	150,000	4.50%, 01/15/2029(1)	145,200
	1,980,000	4.75%, 01/15/2031(1)	1,911,452
	750,000	6.00%, 07/01/2025(1)	784,552
	35,000	6.50%, 07/01/2027(1)	37,804
	185,000	6.50%, 07/15/2048	178,063
		Galaxy Pipeline Assets Bidco Ltd.
	200,000	1.75%, 09/30/2027(1)	202,194
	440,000	2.63%, 03/31/2036(1)	444,231
	200,000	3.25%, 09/30/2040(1)	204,022
		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
	125,000	4.88%, 02/01/2031(1)	130,938
	425,000	6.50%, 07/15/2027	456,875
		Transportadora de Gas Internacional S.A. ESP
	200,000	5.55%, 11/01/2028(1)	232,249
	265,000	5.55%, 11/01/2028(6)	307,730
		Western Midstream Operating L.P.
	400,000	5.05%, 02/01/2030	440,000
	125,000	6.25%, 02/01/2050	140,625

			8,918,314

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Real Estate - 0.8%
		CIFI Holdings Group Co., Ltd.
	4,905,000	5.25%, 05/13/2026(6)	$5,113,047
	200,000	5.95%, 10/20/2025(6)	214,600
	1,135,000	6.00%, 07/16/2025(6)	1,209,342
		Country Garden Holdings Co., Ltd.
	200,000	5.63%, 01/14/2030(6)	221,082
	200,000	6.15%, 09/17/2025(6)	222,158
		KWG Group Holdings Ltd.
	200,000	7.40%, 01/13/2027(6)	209,081
		Times China Holdings Ltd.
	3,000,000	6.20%, 03/22/2026(6)	3,114,039
	1,100,000	6.75%, 07/08/2025(6)	1,167,280
		Yuzhou Group Holdings Co., Ltd.
	200,000	7.38%, 01/13/2026(6)	209,161
	5,040,000	7.70%, 02/20/2025(6)	5,335,739

			17,015,529

		Real Estate Investment Trusts - 0.4%
		Brixmor Operating Partnership L.P.
	930,000	4.05%, 07/01/2030	1,051,307
		Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
	2,841,000	4.25%, 02/01/2027(1)	2,749,605
	1,125,000	5.25%, 10/01/2025(1)	1,122,188
		SBA Tower Trust
	265,000	3.17%, 04/09/2047(1)	267,064
		Trust Fibra Uno
	2,445,000	6.39%, 01/15/2050(6)	2,863,095
		VICI Properties L.P. / VICI Note Co., Inc.
	195,000	3.50%, 02/15/2025(1)	198,456
	150,000	3.75%, 02/15/2027(1)	152,250

			8,403,965

		Retail - 1.3%
		1011778 BC ULC / New Red Finance, Inc.
	$405,000	3.50%, 02/15/2029(1)	404,241
	225,000	3.88%, 01/15/2028(1)	228,330
	110,000	4.00%, 10/15/2030(1)	109,587
	1,445,000	5.75%, 04/15/2025(1)	1,542,653
		BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK)
	3,841,000	7.75%, 04/01/2027(1)(10)	3,821,795
		eG Global Finance plc
EUR	243,000	6.25%, 10/30/2025(6)	302,058
		ETSY, Inc.
	$595,000	0.13%, 10/01/2026	1,399,739
		Ferrellgas L.P. / Ferrellgas Finance Corp.
	1,575,000	10.00%, 04/15/2025(1)	1,754,156
		FirstCash, Inc.
	1,460,000	4.63%, 09/01/2028(1)	1,513,363
		Goldstory
EUR	720,000	5.75%, 02/01/2026	873,756
		Group 1 Automotive, Inc.
	$125,000	4.00%, 08/15/2028(1)	127,969
		KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
	425,000	4.75%, 06/01/2027(1)	446,250
	150,000	5.25%, 06/01/2026(1)	155,625
		L Brands, Inc.
	15,000	5.25%, 02/01/2028	15,845
	1,225,000	6.63%, 10/01/2030(1)	1,378,119
	165,000	6.88%, 07/01/2025(1)	179,676
		LBM Acquisition LLC
	4,556,000	6.25%, 01/15/2029(1)	4,611,583
		Lithia Motors, Inc.
	360,000	4.63%, 12/15/2027(1)	379,800

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Michaels Stores, Inc.
	470,000	4.75%, 10/01/2027(1)	$481,750
		PetSmart, Inc.
	100,000	5.88%, 06/01/2025(1)	103,000
	350,000	7.75%, 02/15/2029	350,000
		Specialty Building Products Holdings LLC / SBP Finance Corp.
	5,179,000	6.38%, 09/30/2026(1)	5,450,897
		Staples, Inc.
	730,000	7.50%, 04/15/2026(1)	744,666
		United Rentals North America, Inc.
	325,000	4.88%, 01/15/2028	346,531
		Yum! Brands, Inc.
	960,000	3.63%, 03/15/2031	941,904

			27,663,293

		Semiconductors - 0.2%
		Broadcom, Inc.
	3,460,000	4.15%, 11/15/2030	3,914,309
		Entegris, Inc.
	325,000	4.63%, 02/10/2026(1)	336,578
		Microchip Technology, Inc.
	975,000	4.25%, 09/01/2025(1)	1,021,027
		Sensata Technologies B.V.
	200,000	5.00%, 10/01/2025(1)	220,500

			5,492,414

		Software - 0.2%
		Black Knight InfoServ LLC
	820,000	3.63%, 09/01/2028(1)	829,799
		Brunello Bidco S.p.A.
EUR	550,000	3.75%, 02/15/2028, 3 mo. EURIBOR + 3.750%(1)(2)	667,486
		BY Crown Parent LLC / BY Bond Finance, Inc.
	$540,000	4.25%, 01/31/2026(1)	553,500
		CDK Global, Inc.
	100,000	5.25%, 05/15/2029(1)	108,381
		Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
	$465,000	5.75%, 03/01/2025(1)	476,950
		IQVIA, Inc.
	250,000	5.00%, 05/15/2027(1)	263,220
		MSCI, Inc.
	250,000	4.00%, 11/15/2029(1)	266,655
		Open Text Corp.
	155,000	3.88%, 02/15/2028(1)	158,488
		Open Text Holdings, Inc.
	185,000	4.13%, 02/15/2030(1)	194,196
		PTC, Inc.
	75,000	3.63%, 02/15/2025(1)	76,875
		SS&C Technologies, Inc.
	425,000	5.50%, 09/30/2027(1)	450,589

			4,046,139

		Telecommunications - 2.0%
		Altice France Holding S.A.
EUR	340,000	8.00%, 05/15/2027(1)	452,217
		Altice France S.A.
	200,000	3.38%, 01/15/2028(6)	240,586
	2,270,000	5.88%, 02/01/2027(6)	2,953,144
	$325,000	7.38%, 05/01/2026(1)	340,603
		AT&T, Inc.
	3,195,000	2.75%, 06/01/2031	3,334,583
		Bharti Airtel International Netherlands B.V.
	200,000	5.35%, 05/20/2024(6)	221,086
		Bharti Airtel Ltd.
	365,000	4.38%, 06/10/2025(6)	397,697
		Embarq Corp.
	200,000	8.00%, 06/01/2036	245,790

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Frontier Communications Corp.
	265,000	5.00%, 05/01/2028(1)	$274,938
	1,550,000	5.88%, 10/15/2027(1)	1,669,195
	240,000	6.75%, 05/01/2029(1)	253,200
		Lorca Telecom Bondco SAU
EUR	2,360,000	4.00%, 09/18/2027(1)	3,015,481
		Millicom International Cellular S.A.
	$1,470,000	4.50%, 04/27/2031(1)	1,558,200
	200,000	5.13%, 01/15/2028(1)	210,940
	200,000	6.25%, 03/25/2029(6)	222,326
		Network i2i Ltd.
	5,765,000	5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 year USD CMT + 4.274% thereafter)(6)(8)(9)	6,099,370
		Rogers Communications, Inc.
CAD	1,280,000	5.34%, 03/22/2021	1,007,554
		SoftBank Group Corp.
	$7,275,000	6.00%, 07/19/2023, (6.00% fixed rate until 07/19/2023; 5 year USD ICE Swap + 4.226% thereafter)(6)(8)(9)	7,111,312
		Sprint Corp.
	240,000	7.13%, 06/15/2024	279,850
		T-Mobile USA, Inc.
	860,000	2.25%, 02/15/2026	868,600
		Telecom Argentina S.A.
	3,230,000	8.00%, 07/18/2026(1)	2,810,100
	2,705,000	8.00%, 07/18/2026	2,353,350
	105,000	8.50%, 08/06/2025(1)	93,319
		Telecom Italia Capital S.A.
	100,000	7.20%, 07/18/2036	132,107
		Telecom Italia S.p.A.
	300,000	5.30%, 05/30/2024(1)	326,093
		Telefonica Celular del Paraguay S.A.
	3,015,000	5.88%, 04/15/2027(1)	3,183,538
		VEON Holdings B.V.
	420,000	3.38%, 11/25/2027(1)	430,710
	400,000	4.00%, 04/09/2025(6)	421,500
		Vmed UK Financing plc
EUR	455,000	3.25%, 01/31/2031(1)	563,208
	$1,550,000	4.25%, 01/31/2031(1)	1,546,451
		Vodafone Group plc
	1,690,000	7.00%, 04/04/2079, (7.00% fixed rate until 01/04/2029; 5 year USD Swap + 4.873% thereafter)(8)	2,098,974
		VTR Comunicaciones S.p.A.
	200,000	5.13%, 01/15/2028(6)	213,358
	200,000	5.13%, 01/15/2028(1)	213,358

			45,142,738

		Toys/Games/Hobbies - 0.0%
		Mattel, Inc.
	150,000	5.88%, 12/15/2027(1)	165,409
	400,000	6.75%, 12/31/2025(1)	420,120

			585,529

		Transportation - 0.2%
		Rumo Luxembourg S.a.r.l.
	2,872,000	5.25%, 01/10/2028(1)	3,085,706
		Rumo Luxembourg Sarl
	781,000	5.25%, 01/10/2028(6)	839,114

			3,924,820

		Trucking & Leasing - 0.5%
		Avolon Holdings Funding Ltd.
	150,000	3.95%, 07/01/2024(1)	157,492
		DAE Funding LLC
	9,675,000	3.38%, 03/20/2028(1)	9,953,156

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	100,000	4.50%, 08/01/2022(6)	$100,680

			10,211,328

		Water - 0.0%
		Aegea Finance S.a.r.l.
	250,000	5.75%, 10/10/2024(6)	261,750

		Total Corporate Bonds (cost $628,018,070)	$659,897,517

Foreign Government Obligations - 18.6%
		Angola - 0.3%
		Angolan Government International Bond
	4,715,000	8.00%, 11/26/2029(6)	4,656,062
	2,685,000	8.25%, 05/09/2028(6)	2,678,599
	400,000	9.38%, 05/08/2048(6)	395,952

			7,730,613

		Argentina - 0.9%
		Argentine Republic Government International Bond
	19,725,601	0.13%, 07/09/2030(4)(7)	7,550,171
	20,386,093	0.13%, 07/09/2035(4)	6,967,151
	10,867,195	0.13%, 07/09/2041(4)	3,936,750
	780,658	1.00%, 07/09/2029	323,973
		Provincia de Cordoba
	304,156	6.88%, 02/01/2029	194,660
	151,800	7.45%, 06/01/2027(4)(6)	97,911

			19,070,616

		Armenia -0.0%
		Republic of Armenia International Bond
	470,000	3.60%, 02/02/2031(1)	454,578
	200,000	3.95%, 09/26/2029(6)	202,458

			657,036

		Australia - 0.1%
		Australia Government Bond
AUD	3,045,000	1.75%, 06/21/2051(6)	2,125,343

		Azerbaijan - 0.2%
		Republic of Azerbaijan International Bond
	$540,000	3.50%, 09/01/2032(6)	567,000
	1,675,000	4.75%, 03/18/2024(6)	1,829,938
		Southern Gas Corridor CJSC
	960,000	6.88%, 03/24/2026(6)	1,155,648

			3,552,586

		Benin - 0.3%
		Benin Government International Bond
EUR	5,055,000	4.88%, 01/19/2032(1)	6,078,301

		Bermuda - 0.0%
		Bermuda Government International Bond
	$350,000	3.38%, 08/20/2050(6)	371,000
	200,000	4.75%, 02/15/2029(1)	240,900

			611,900

		Brazil - 0.5%
		Brazil Notas do Tesouro Nacional
BRL	9,221,000	10.00%, 01/01/2025	1,899,380
	14,791,000	10.00%, 01/01/2027	3,097,616
		Brazilian Government International Bond
	$1,295,000	3.88%, 06/12/2030	1,332,231
	1,025,000	4.75%, 01/14/2050	1,023,719
	3,150,000	5.00%, 01/27/2045	3,264,188

			10,617,134

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Bulgaria - 0.0%
		Bulgaria Government International Bond
EUR	485,000	1.38%, 09/23/2050(6)	$597,400

		Canada - 1.0%
		City of Montreal Canada
CAD	2,100,000	4.50%, 12/01/2021	1,700,905
		City of Ottawa Ontario
	1,500,000	0.18%, 02/24/2021(13)	1,172,880
		City of Vancouver
	600,000	3.45%, 12/02/2021	482,168
		Municipal Finance Authority of British Columbia
	250,000	1.65%, 04/19/2021	196,137
	4,000,000	4.15%, 06/01/2021	3,169,939
		Municipal Finance Authority of British Columbia Bills
	3,000,000	0.14%, 02/17/2021(13)	2,345,891
	440,000	0.14%, 04/14/2021(13)	343,991
	860,000	0.15%, 04/14/2021(13)	672,335
		Newfoundland T-Bill
	500,000	0.20%, 03/04/2021(13)	390,932
		Ontario Hydro Corp. Coupon Strip
	925,000	0.21%, 04/15/2021(13)	723,051
	500,000	0.24%, 08/06/2021(13)	390,534
		Ontario Hydro Residual Strip
	2,000,000	0.16%, 10/15/2021(13)	1,562,307
		Ontario T-Bill
	1,000,000	0.18%, 03/17/2021(13)	781,842
	4,980,000	0.20%, 03/03/2021(13)	3,893,805
	3,620,000	0.21%, 03/10/2021(13)	2,830,352
		Regional Municipality of York
	700,000	4.00%, 06/30/2021	556,212

			21,213,281

		Chile - 0.2%
		Bonos de la Tesoreria de la Republica en pesos
CLP	2,570,000,000	4.70%, 09/01/2030(1)(6)	4,113,187

		China - 0.2%
		Agricultural Development Bank of China
CNY	27,320,000	2.96%, 04/17/2030	3,997,613
		China Government Bond
	7,570,000	2.68%, 05/21/2030	1,117,960

			5,115,573

		Colombia - 0.6%
		Colombia Government International Bond
	$1,635,000	3.00%, 01/30/2030	1,685,701
	2,740,000	3.13%, 04/15/2031	2,830,447
	435,000	4.13%, 05/15/2051	456,315
	400,000	4.50%, 03/15/2029	455,504
	3,855,000	5.00%, 06/15/2045	4,477,583
		Colombian TES
COP	13,241,300,000	7.00%, 06/30/2032	4,035,105

			13,940,655

		Croatia - 0.2%
		Croatia Government International Bond
EUR	1,225,000	1.13%, 06/19/2029(6)	1,555,392
	1,205,000	1.50%, 06/17/2031(6)	1,581,147
	270,000	2.75%, 01/27/2030(6)	389,147
	860,000	3.00%, 03/20/2027(6)	1,213,540

			4,739,226

		Dominican Republic - 0.3%
		Dominican Republic International Bond
	$497,000	4.88%, 09/23/2032(1)	530,051
	405,000	5.30%, 01/21/2041(1)	418,163

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	595,000	5.95%, 01/25/2027(6)	$683,357
	250,000	6.00%, 07/19/2028(6)	290,375
	4,500,000	6.40%, 06/05/2049(1)	5,040,000
	600,000	6.40%, 06/05/2049(6)	672,000

			7,633,946

		Egypt - 0.4%
		Egypt Government International Bond
EUR	215,000	4.75%, 04/16/2026(6)	271,719
	$480,000	5.58%, 02/21/2023(1)	506,016
EUR	100,000	6.38%, 04/11/2031(6)	129,733
	$300,000	6.59%, 02/21/2028(1)	325,302
	275,000	7.05%, 01/15/2032(6)	293,563
	200,000	7.60%, 03/01/2029(6)	225,012
	5,200,000	7.63%, 05/29/2032(1)	5,759,520
	415,000	7.90%, 02/21/2048(6)	432,942
	915,000	8.50%, 01/31/2047(6)	1,005,365
	895,000	8.88%, 05/29/2050(1)	1,012,496

			9,961,668

		Ethiopia - 0.0%
		Ethiopia International Bond
	205,000	6.63%, 12/11/2024(6)	192,700

		Gabon - 0.1%
		Gabon Government International Bond
	400,000	6.63%, 02/06/2031(1)	395,000
	800,000	6.95%, 06/16/2025(6)	853,904

			1,248,904

		Ghana - 0.2%
		Ghana Government International Bond
	1,500,000	6.38%, 02/11/2027(1)	1,552,500
	841,000	7.88%, 02/11/2035(1)	849,410
	2,585,000	7.88%, 02/11/2035(6)	2,610,850

			5,012,760

		Honduras - 0.0%
		Honduras Government International Bond
	150,000	5.63%, 06/24/2030(6)	168,225
	300,000	5.63%, 06/24/2030(1)	336,450

			504,675

		Hungary - 0.2%
		Hungary Government International Bond
EUR	2,159,000	1.63%, 04/28/2032(6)	2,849,518
	295,000	1.75%, 06/05/2035(6)	393,295
	$118,000	5.38%, 02/21/2023	129,620
	226,000	5.75%, 11/22/2023	257,808

			3,630,241

		India - 0.2%
		India Government Bond
INR	280,850,000	5.77%, 08/03/2030	3,785,470

		Indonesia - 0.6%
		Indonesia Government International Bond
EUR	115,000	1.10%, 03/12/2033	140,081
	$400,000	4.45%, 04/15/2070	488,602
	1,270,000	4.63%, 04/15/2043(6)	1,525,487
	1,320,000	4.75%, 01/08/2026(6)	1,534,429
	760,000	4.75%, 02/11/2029	911,240
	955,000	4.75%, 07/18/2047(6)	1,182,911
	2,375,000	5.13%, 01/15/2045(6)	3,043,990
		Indonesia Treasury Bond
IDR	27,625,000,000	7.00%, 09/15/2030	2,063,881
	26,966,000,000	7.50%, 06/15/2035	2,047,609
		Perusahaan Penerbit SBSN Indonesia III

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	$200,000	4.15%, 03/29/2027(6)	$227,596
	200,000	4.45%, 02/20/2029(6)	234,052

			13,399,878

		Ivory Coast - 0.3%
		Ivory Coast Government International Bond
EUR	965,000	4.88%, 01/30/2032(1)	1,202,402
	995,000	5.88%, 10/17/2031(1)	1,323,328
	2,385,000	5.88%, 10/17/2031(6)	3,171,996
	300,000	6.88%, 10/17/2040(6)	409,223

			6,106,949

		Japan - 4.1%
		Japan Treasury Discount Bill
JPY	447,150,000	0.00%, 02/01/2021(13)	4,268,939
	363,050,000	0.09%, 02/08/2021(13)	3,466,103
	1,448,750,000	0.09%, 02/10/2021(13)	13,831,550
	104,900,000	0.09%, 02/15/2021(13)	1,001,518
	163,850,000	0.09%, 03/29/2021(13)	1,564,501
	77,300,000	0.09%, 04/05/2021(13)	738,102
	1,199,650,000	0.09%, 03/22/2021(13)	11,454,514
	550,900,000	0.09%, 04/12/2021(13)	5,260,388
	901,300,000	0.09%, 04/19/2021(13)	8,606,413
	223,750,000	0.09%, 04/26/2021(13)	2,136,602
	449,850,000	0.09%, 05/10/2021(13)	4,295,800
	300,000,000	0.09%, 02/22/2021(13)	2,864,262
	1,448,750,000	0.09%, 02/25/2021(13)	13,832,100
	350,300,000	0.09%, 03/08/2021(13)	3,344,624
	559,550,000	0.10%, 03/01/2021(13)	5,342,423
	100,000,000	0.10%, 05/25/2021(13)	954,986
	780,000,000	0.10%, 06/10/2021(13)	7,449,289

			90,412,114

		Jordan - 0.1%
		Jordan Government International Bond
	$200,000	4.95%, 07/07/2025(1)	213,480
	200,000	5.75%, 01/31/2027(6)	220,500
	530,000	5.85%, 07/07/2030(6)	581,675
	1,325,000	6.13%, 01/29/2026(6)	1,476,514

			2,492,169

		Macedonia - 0.1%
		Former Yugoslav Republic of Macedonia
EUR	405,000	3.98%, 07/24/2021(6)	498,860
		North Macedonia Government International Bond
	665,000	3.68%, 06/03/2026(6)	901,834
	375,000	3.68%, 06/03/2026(1)	508,553

			1,909,247

		Mexico - 1.3%
		Mexican Bonos
MXN	39,419,200	5.75%, 03/05/2026	2,019,208
	34,406,600	8.50%, 11/18/2038	2,050,230
		Mexico Government International Bond
EUR	1,114,000	1.13%, 01/17/2030	1,333,256
	130,000	1.45%, 10/25/2033	152,779
	780,000	2.13%, 10/25/2051	859,863
	$206,000	3.25%, 04/16/2030	217,999
	200,000	4.35%, 01/15/2047	213,000
	3,360,000	4.50%, 04/22/2029	3,874,114
	7,525,000	4.50%, 01/31/2050	8,249,356
	2,830,000	4.75%, 04/27/2032	3,296,950
	316,000	4.75%, 03/08/2044	354,710
	4,470,000	5.00%, 04/27/2051	5,218,770

			27,840,235

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Mongolia - 0.6%
		Mongolia Government International Bond
	4,917,000	5.13%, 12/05/2022(6)	$5,076,802
	7,293,000	5.13%, 04/07/2026(1)(7)	7,784,023

			12,860,825

		Morocco - 0.1%
		Morocco Government International Bond
EUR	365,000	1.50%, 11/27/2031(6)	436,523
	140,000	2.00%, 09/30/2030(6)	174,297
	$350,000	4.25%, 12/11/2022(6)	368,389
	200,000	5.50%, 12/11/2042(6)	247,105

			1,226,314

		Nigeria - 0.2%
		Nigeria Government International Bond
	3,070,000	7.88%, 02/16/2032(6)	3,358,089

		Oman - 0.2%
		Oman Government International Bond
	260,000	6.25%, 01/25/2031(1)(7)	275,608
	2,805,000	6.50%, 03/08/2047(6)	2,732,126
	2,305,000	6.75%, 01/17/2048(6)	2,271,670

			5,279,404

		Panama - 0.3%
		Panama Government International Bond
	1,405,000	3.16%, 01/23/2030	1,527,951
	520,000	3.87%, 07/23/2060	577,985
	495,000	4.30%, 04/29/2053	592,149
	470,000	4.50%, 04/16/2050	576,930
	1,545,000	4.50%, 04/01/2056	1,890,323
	585,000	7.13%, 01/29/2026	745,881
		Panama Notas del Tesoro
	465,000	3.75%, 04/17/2026	508,431

			6,419,650

		Paraguay - 0.1%
		Paraguay Government International Bond
	400,000	4.70%, 03/27/2027(6)	461,604
	480,000	4.95%, 04/28/2031(6)	573,605
	200,000	5.60%, 03/13/2048(1)	251,802
	200,000	6.10%, 08/11/2044(6)	264,202

			1,551,213

		Philippines - 0.1%
		Philippine Government International Bond
	1,810,000	3.70%, 03/01/2041	2,064,728
	205,000	3.70%, 02/02/2042	233,741
	$650,000	3.95%, 01/20/2040	763,749

			3,062,218

		Qatar - 0.0%
		Qatar Government International Bond
	310,000	2.38%, 06/02/2021(6)	311,705

		Romania - 0.6%
		Romanian Government International Bond
EUR	340,000	1.38%, 12/02/2029(1)	418,907
	535,000	1.38%, 12/02/2029(6)	659,163
	120,000	2.00%, 01/28/2032(1)	151,490
	285,000	2.00%, 01/28/2032(6)	359,790
	175,000	2.12%, 07/16/2031(1)	224,871
	945,000	2.12%, 07/16/2031(6)	1,214,305
	5,880,000	2.63%, 12/02/2040(1)	7,437,368
	315,000	2.88%, 03/11/2029(6)	430,426
	400,000	3.38%, 02/08/2038(6)	555,845
	8,000	3.38%, 01/28/2050(1)	10,924

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	75,000	3.38%, 01/28/2050(6)	$102,416
	32,000	3.62%, 05/26/2030(1)	46,206
	610,000	3.88%, 10/29/2035(6)	905,738
	$220,000	6.13%, 01/22/2044(6)	302,803

			12,820,252

		Russia - 0.9%
		Russian Federal Bond - OFZ
RUB	5,155,000	6.90%, 05/23/2029	71,528
	132,040,000	7.15%, 11/12/2025	1,861,330
	149,285,000	7.65%, 04/10/2030	2,173,470
	21,090,000	7.70%, 03/23/2033	306,541
	59,820,000	7.95%, 10/07/2026	874,286
	1,430,000	8.50%, 09/17/2031	22,119
		Russian Foreign Bond - Eurobond
	$4,000,000	4.25%, 06/23/2027(6)	4,545,664
	400,000	4.25%, 06/23/2027(1)	454,566
	600,000	4.38%, 03/21/2029(1)	691,593
	1,800,000	4.38%, 03/21/2029(6)	2,074,781
	2,800,000	5.10%, 03/28/2035(6)	3,481,520
	1,000,000	5.25%, 06/23/2047(6)	1,340,454
	2,000,000	5.63%, 04/04/2042(6)	2,702,360

			20,600,212

		Senegal - 0.3%
		Senegal Government International Bond
EUR	3,655,000	4.75%, 03/13/2028(6)	4,696,776
	$415,000	6.25%, 07/30/2024(6)	458,542
	720,000	6.25%, 05/23/2033(6)	789,480
	205,000	6.75%, 03/13/2048(6)	218,601

			6,163,399

		Serbia - 0.1%
		Serbia International Bond
EUR	120,000	1.50%, 06/26/2029(1)	148,949
	1,295,000	1.50%, 06/26/2029(6)	1,607,409
	1,060,000	3.13%, 05/15/2027(6)	1,435,542

			3,191,900

		South Africa - 0.3%
		Republic of South Africa Government Bond
ZAR	68,030,000	8.00%, 01/31/2030	4,293,000
		Republic of South Africa Government International Bond
	$1,925,000	5.75%, 09/30/2049	1,855,315
	410,000	6.25%, 03/08/2041	428,376

			6,576,691

		South Korea - 0.2%
		Export-Import Bank of Korea
	1,000,000	0.80%, 06/01/2021, 3 mo. USD LIBOR + 0.575%(2)	1,001,503
	$1,000,000	4.38%, 09/15/2021	1,025,390
		Korea Development Bank
	2,175,000	0.77%, 03/12/2021, 3 mo. USD LIBOR + 0.550%(2)	2,175,922

			4,202,815

		Supranational - 0.2%
		European Investment Bank
TRY	30,000,000	12.00%, 05/12/2022	3,948,655
		International Bank for Reconstruction & Development
IDR	300,000,000	7.45%, 08/20/2021	21,613
		International Finance Corp.
MXN	22,900,000	0.00%, 02/22/2038(11)	351,560
IDR	1,800,000,000	8.00%, 10/09/2023	138,509

			4,460,337

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Thailand - 0.2%
		Thailand Government Bond
THB	117,460,000	1.60%, 06/17/2035	$3,963,045

		Tunisia - 0.0%
		Banque Centrale de Tunisie International Bond
	$540,000	5.75%, 01/30/2025(6)	492,138
EUR	100,000	6.75%, 10/31/2023(1)	114,231

			606,369

		Turkey - 1.0%
		Istanbul Metropolitan Municipality
	$425,000	6.38%, 12/09/2025(1)	436,156
		Turkey Government International Bond
	215,000	3.25%, 03/23/2023	214,194
	1,095,000	4.75%, 01/26/2026	1,111,425
	2,400,000	4.88%, 10/09/2026	2,430,000
	1,020,000	4.88%, 04/16/2043	863,789
	4,596,000	5.13%, 02/17/2028	4,642,861
	9,470,000	5.75%, 05/11/2047	8,660,504
	565,000	5.88%, 06/26/2031	575,486
	775,000	5.95%, 01/15/2031	795,538
	510,000	6.00%, 03/25/2027	541,238
	835,000	6.00%, 01/14/2041	798,928

			21,070,119

		Ukraine - 0.4%
		Ukraine Government International Bond
	495,000	7.25%, 03/15/2033(6)	525,898
	1,810,000	7.25%, 03/15/2033(1)	1,922,980
	1,225,000	7.38%, 09/25/2032(6)	1,313,543
	620,000	7.75%, 09/01/2022(6)	657,566
	865,000	7.75%, 09/01/2024(6)	954,261
	1,635,000	7.75%, 09/01/2026(6)	1,835,288
	2,205,000	7.75%, 09/01/2027(6)	2,465,410

			9,674,946

		United Arab Emirates - 0.4%
		Abu Dhabi Government International Bond
	200,000	4.13%, 10/11/2047(6)	246,000
		Emirate of Dubai Government International Bonds
	9,900,000	3.90%, 09/09/2050(6)	9,501,525

			9,747,525

		Venezuela - 0.0%
		Venezuela Government International Bond
	1,224,000	7.75%, 10/13/2019(12)	113,220
	380,000	9.00%, 05/07/2023(12)	35,150
	800,000	9.25%, 05/07/2028(12)	74,000
	1,355,300	12.75%, 08/23/2022(12)	121,977

			344,347

		Total Foreign Government Obligations (cost $402,435,005)	$411,785,182

Municipal Bonds - 0.8%
		Education - 0.2%
		Chicago, IL, Board of Education, GO
	630,000	5.18%, 12/01/2021	647,438
	380,000	6.04%, 12/01/2029	455,286
	1,110,000	6.14%, 12/01/2039	1,361,004
	660,000	6.32%, 11/01/2029	818,228

			3,281,956

		General - 0.0%
		Chicago, IL, Transit Auth
	665,000	6.90%, 12/01/2040	973,414

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		General Obligation - 0.1%
		State of Illinois, GO
	523,309	4.95%, 06/01/2023(7)	$539,569
	70,000	5.00%, 01/01/2023	73,002
	935,000	5.10%, 06/01/2033	1,046,377
	150,000	5.56%, 02/01/2021	150,000

			1,808,948

		Nursing Homes - 0.1%
		Seminole County, FL, Industrial Dev Auth
	2,000,000	6.00%, 11/15/2025	1,983,840

		Transportation - 0.4%
		Chicago, IL, Transit Auth
	1,150,000	3.91%, 12/01/2040	1,301,651
		Metropolitan Transportation Auth, NY, Rev
	1,150,000	5.00%, 11/15/2050	1,414,534
	4,170,000	5.18%, 11/15/2049	5,544,140
	435,000	6.73%, 11/15/2030	559,845

			8,820,170

		Total Municipal Bonds (cost $14,356,578)	$16,868,328

Senior Floating Rate Interests - 21.3%(14)
		Advertising - 0.2%
		Clear Channel Outdoor Holdings, Inc.
	1,397,313	3.71%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	1,361,066
		E2open, LLC
	2,280,000	0.00%, 10/29/2027(15)	2,289,257

			3,650,323

		Aerospace/Defense - 0.2%
		Spirit Aerosystems, Inc.
	535,000	6.00%, 01/15/2025, 1 mo. USD LIBOR + 5.250%	541,688
		TransDigm, Inc.
	2,017,965	2.37%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	1,984,265
	1,343,875	2.37%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	1,319,658

			3,845,611

		Airlines - 0.3%
		JetBlue Airways Corp.
	1,378,884	6.25%, 06/17/2024, 1 mo. USD LIBOR + 5.250%	1,423,409
		Mileage Plus Holdings LLC
	685,000	6.25%, 06/20/2027, 1 mo. USD LIBOR + 5.250%	729,648
		SkyMiles IP Ltd.
	1,880,000	4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	1,966,480
		WestJet Airlines Ltd.
	1,915,750	4.00%, 12/11/2026, 3 mo. USD LIBOR + 3.000%	1,836,246

			5,955,783

		Asset-Backed - Finance & Insurance - 0.1%
		By Crown Parent LLC
	305,465	4.00%, 01/30/2026, 1 mo. USD LIBOR + 3.000%	304,955
		Evertec Group LLC
	259,111	3.62%, 11/27/2024, 3 mo. USD LIBOR + 3.500%	259,326
		PAI Holdco, Inc.
	$925,000	5.00%, 10/29/2027, 1 mo. USD LIBOR + 4.000%	929,625

			1,493,906

		Auto Manufacturers - 0.1%
		Navistar International Corp.
	1,279,913	3.63%, 11/06/2024, 3 mo. USD LIBOR + 3.500%	1,277,033

		Auto Parts & Equipment - 0.4%
		Adient U.S. LLC
	1,811,296	4.39%, 05/06/2024, 3 mo. USD LIBOR + 4.250%	1,811,296
		AL Alpine AT Bidco GmbH
EUR	260,000	3.25%, 10/31/2025, 3 mo. EURIBOR + 3.250%	308,029

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		AL Alpine U.S. Bidco, Inc.
	$200,900	3.23%, 10/31/2025, 1 mo. USD LIBOR + 3.000%	$195,124
		Altra Industrial Motion Corp.
	1,341,764	2.12%, 10/01/2025, 3 mo. USD LIBOR + 2.000%	1,339,671
		Clarios Global L.P.
	1,231,446	3.62%, 04/30/2026, 3 mo. USD LIBOR + 3.500%	1,229,526
EUR	1,846,496	3.75%, 04/30/2026, 3 mo. EURIBOR + 3.750%	2,233,823
		GT Polaris, Inc.
	$359,100	5.00%, 09/24/2027, 1 mo. USD LIBOR + 4.000%	360,177
		IAA, Inc.
	154,800	2.38%, 06/28/2026, 3 mo. USD LIBOR + 2.250%	154,413
		Trico Group LLC
	1,157,463	8.50%, 02/02/2024, 1 mo. USD LIBOR + 7.500%	1,174,825
		Truck Hero, Inc.
	690,000	0.00%, 01/31/2028, 3 mo. USD LIBOR + 3.750%(15)	690,000

			9,496,884

		Beverages - 0.0%
		Refresco Holding B.V.
	410,850	3.47%, 03/28/2025, 3 mo. USD LIBOR + 3.250%	406,400

		Chemicals - 0.7%
		Axalta Coating Systems U.S. Holdings, Inc.
	998,121	2.00%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	993,958
		CeramTec AcquiCo GmbH
EUR	3,345,920	2.50%, 03/08/2025, 3 mo. EURIBOR + 2.500%	3,948,372
		CMC Materials, Inc.
	$179,726	2.13%, 11/15/2025, 1 mo. USD LIBOR + 2.000%	179,726
		Element Solutions, Inc.
	1,612,751	2.12%, 01/31/2026, 1 mo. USD LIBOR + 2.000%	1,607,720
		Hexion, Inc.
	620,550	3.74%, 07/01/2026, 3 mo. USD LIBOR + 3.500%	621,065
		INEOS Styrolution U.S. Holding LLC
	640,000	0.00%, 01/21/2026, 3 mo. USD LIBOR + 2.750%(15)	636,800
		LTI Holdings, Inc.
	283,475	3.62%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	276,153
		Minerals Technologies, Inc.
	200,231	3.00%, 02/14/2024, 3 mo. USD LIBOR + 2.250%	199,730
		Nouryon Finance B.V.
EUR	94,413	3.25%, 10/01/2025, 3 mo. EURIBOR + 3.250%	114,197
		Nouryon USA LLC
	$2,387,709	3.13%, 10/01/2025, 1 mo. USD LIBOR + 3.000%	2,375,771
		Tronox Finance LLC
	3,144,354	3.18%, 09/22/2024, 3 mo. USD LIBOR + 3.000%	3,141,556
		Univar, Inc.
	247,500	2.12%, 11/22/2026, 1 mo. USD LIBOR + 2.000%	246,223
	244,502	2.37%, 07/01/2024, 3 mo. USD LIBOR + 2.250%	244,240
		WR Grace & Co.
	229,713	2.00%, 04/03/2025, 3 mo. USD LIBOR + 1.750%	229,138

			14,814,649

		Commercial Services - 3.1%
		AlixPartners LLP
EUR	700,000	0.00%, 01/28/2028(15)	847,361
	$4,240,000	0.00%, 01/28/2028, 1 mo. USD LIBOR + 2.750%(15)	4,234,700
	$2,841,508	2.62%, 04/04/2024, 1 mo. USD LIBOR + 2.500%	2,836,677
EUR	176,850	3.25%, 04/04/2024, 3 mo. EURIBOR + 3.250%	214,258
		Allied Universal Holdco LLC
	$637,500	4.37%, 07/12/2026, 1 mo. USD LIBOR + 4.250%	637,200
		Amentum Government Services Holdings LLC
	522,375	3.62%, 01/31/2027, 1 mo. USD LIBOR + 3.500%	517,804
	4,000,000	5.50%, 01/31/2027, 1 mo. USD LIBOR + 4.750%	4,010,000
		APX Group, Inc.
	3,213,989	5.12%, 12/31/2025, 1 mo. USD LIBOR + 4.999%	3,216,400
		Ascend Learning LLC
	232,200	4.00%, 07/12/2024, 3 mo. USD LIBOR + 3.000%	231,910

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		AVSC Holding Corp.
	985,233	4.50%, 03/01/2025, 3 mo. USD LIBOR + 3.500%	$828,088
	1,638,481	6.50%, 10/15/2026, 3 mo. USD LIBOR + 5.500%	1,439,406
		Belron Finance U.S. LLC
	837,791	2.46%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	834,649
		Biogroup-LCD
EUR	6,105,000	0.00%, 01/28/2028, 3 mo. EURIBOR + 3.500%(15)	7,402,571
		Blackhawk Network Holdings, Inc.
	$3,361,148	3.12%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	3,309,319
		BrightView Landscapes LLC
	1,320,894	2.63%, 08/15/2025, 3 mo. USD LIBOR + 2.500%	1,318,001
		Ceridian HCM Holding, Inc.
	712,051	2.59%, 04/30/2025, 3 mo. USD LIBOR + 2.500%	709,203
		Deerfield Dakota Holding LLC
EUR	2,213,875	4.00%, 04/09/2027, 3 mo. EURIBOR + 4.000%	2,686,647
	$4,188,264	4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	4,203,970
		Dun & Bradstreet Corp.
	9,678,214	3.38%, 02/08/2026, 1 mo. USD LIBOR + 3.250%	9,692,054
		Fly Funding S.a.r.l.
	559,691	1.95%, 08/09/2025, 1 mo. USD LIBOR + 1.750%	534,924
		Gainwell Acquisition Corp.
	1,200,000	4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	1,202,256
		KAR Auction Services, Inc.
	444,375	2.44%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	441,598
		Loire Finco Luxembourg S.a.r.l.
EUR	640,000	2.75%, 04/21/2027, 3 mo. EURIBOR + 3.750%	767,142
		Quikrete Holdings, Inc.
	$3,333,368	2.62%, 01/31/2027, 1 mo. USD LIBOR + 2.500%	3,324,635
		Techem Verwaltungsgesellschaft 675 mbH
EUR	231,666	2.63%, 07/15/2025, 3 mo. EURIBOR + 2.625%	279,690
		Trans Union LLC
	$791,811	1.87%, 11/13/2026, 1 mo. USD LIBOR + 1.750%	790,203
		U.S. Ecology Holdings, Inc.
	316,800	2.62%, 11/01/2026, 3 mo. USD LIBOR + 2.500%	316,404
		Verisure Holding AB
EUR	6,045,000	0.00%, 01/15/2028, 3 mo. EURIBOR + 3.500%(15)	7,339,942
	1,650,000	3.50%, 07/20/2026, 3 mo. EURIBOR + 3.500%	2,005,320
		Vertical Midco GmbH
	310,000	4.25%, 07/30/2027, 3 mo. EURIBOR + 4.250%	378,002
		Weight Watchers International, Inc.
	$1,166,378	5.50%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	1,164,920

			67,715,254

		Construction Materials - 0.3%
		Advanced Drainage Systems, Inc.
	151,286	2.44%, 09/24/2026, 1 mo. USD LIBOR + 2.250%	$151,097
		Cornerstone Building Brands, Inc.
	2,502,677	3.88%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	2,502,677
		CP Atlas Buyer, Inc.
	1,845,000	0.00%, 11/23/2027, 1 mo. USD LIBOR + 4.500%	1,845,000
	630,000	5.25%, 11/23/2027, 1 mo. USD LIBOR + 4.500%	630,000
		Hamilton Holdco LLC
	258,375	2.26%, 01/02/2027, 1 mo. USD LIBOR + 2.000%	256,437
		MI Windows and Doors, Inc.
	115,000	4.50%, 12/18/2027, 1 mo. USD LIBOR + 3.750%	115,862
		Summit Materials LLC
	$645,013	2.12%, 11/21/2024, 3 mo. USD LIBOR + 2.000%	643,000

			6,144,073

		Distribution/Wholesale - 0.2%
		American Builders & Contractors Supply Co., Inc.
	1,512,658	2.12%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	1,506,139
		SRS Distribution, Inc.
	2,483,502	3.12%, 05/24/2025, 3 mo. USD LIBOR + 3.000%	2,467,210

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	350,563	4.37%, 05/24/2025, 1 mo. USD LIBOR + 4.250%	$350,124

			4,323,473

		Diversified Financial Services - 0.4%
		Aretec Group, Inc.
	1,084,070	4.37%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	1,083,170
		Blackhawk Network Holdings, Inc.
	900,000	7.19%, 06/15/2026, 3 mo. USD LIBOR + 7.000%	875,997
		Crown Finance U.S., Inc.
	1,294,236	2.77%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	1,014,720
		GreenSky Holdings LLC
	830,318	3.38%, 03/29/2025, 3 mo. USD LIBOR + 3.250%	817,863
	1,044,750	5.50%, 03/29/2025, 1 mo. USD LIBOR + 4.500%	1,034,302
		Minotaur Acquisition, Inc.
	171,938	5.12%, 03/29/2026, 3 mo. USD LIBOR + 5.000%	170,791
		Nets Holding A/S
EUR	379,236	3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	459,665
		Refinitiv U.S. Holdings, Inc.
	434,071	0.00%, 10/01/2025, 3 mo. EURIBOR + 3.250%(15)	525,887
		Russell Investments US Inst’l Holdco, Inc.
	$464,717	4.00%, 05/30/2025, 1 mo. USD LIBOR, 3 mo. USD LIBOR + 3.000%	463,411
		UFC Holdings LLC
	1,915,873	0.00%, 04/29/2026, 1 mo. USD LIBOR + 3.250%(15)	1,912,042
		Victory Capital Holdings, Inc.
	704,245	2.74%, 07/01/2026, 1 mo. USD LIBOR + 2.500%	702,780

			9,060,628

		Electric - 0.1%
		ExGen Renewables LLC
	1,465,000	3.75%, 12/11/2027, 1 mo. USD LIBOR + 2.750%	1,473,058

		Electrical Components & Equipment - 0.2%
		Brookfield WEC Holdings Inc.
	2,016,672	3.25%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	2,013,647
		Energizer Holdings, Inc.
	1,165,000	0.00%, 12/22/2027, 1 mo. USD LIBOR + 2.250%(15)	1,164,278
		Virgin Media Bristol LLC
	1,125,000	2.63%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	1,118,903
		Virgin Media SFA Finance Ltd.
EUR	700,000	2.50%, 01/31/2029, 3 mo. EURIBOR + 2.500%	846,834

			5,143,662

		Energy-Alternate Sources - 0.1%
		BCP Renaissance Parent LLC
	$745,368	4.50%, 11/01/2024, 3 mo. USD LIBOR + 3.500%	727,934
		Medallion Midland Acquisition LLC
	1,046,476	4.25%, 10/30/2024, 3 mo. USD LIBOR + 3.250%	1,036,995

			1,764,929

		Engineering & Construction - 0.1%
		Brand Energy & Infrastructure Services, Inc.
	2,311,610	5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	2,281,420
		DG Investment Intermediate Holdings, Inc.
	162,716	3.75%, 02/03/2025, 3 mo. USD LIBOR + 3.000%	162,513

			2,443,933

		Entertainment - 0.3%
		Banijay Group U.S. Holding, Inc.
	1,142,138	3.88%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	1,130,362
		Crown Finance U.S., Inc.
	$364,381	0.00%, 05/23/2024, 1 mo. USD LIBOR + 7.00%	451,833
		Motion Finco LLC
	57,502	3.50%, 11/04/2026, 1 mo. USD LIBOR + 3.250%	54,609
		Motion Finco S.a.r.l.
EUR	335,000	3.00%, 11/12/2026, 3 mo. EURIBOR + 3.000%	381,691
		Scientific Games International, Inc.
	$2,663,256	2.87%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	2,614,998

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		SeaWorld Parks & Entertainment, Inc.
	2,493,537	3.75%, 03/31/2024, 3 mo. USD LIBOR + 3.000%	$2,436,884
		Wyndham Hotels & Resorts, Inc.
	229,713	1.87%, 05/30/2025, 3 mo. USD LIBOR + 1.750%	228,118

			7,298,495

		Environmental Control - 0.0%
		Fluidra S.A.
EUR	248,292	2.00%, 07/02/2025, 3 mo. EURIBOR + 2.000%	302,068

		Food - 0.7%
		Atkins Nutritionals Holdings, Inc.
	$799,051	4.75%, 07/07/2024, 1 mo. USD LIBOR + 3.750%	801,049
		B&G Foods, Inc.
	2,239,258	2.62%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	2,240,848
		Froneri Lux FinCo S.a.r.l.
EUR	1,270,000	2.63%, 01/31/2027, 3 mo. EURIBOR + 2.625%	1,528,693
		Froneri U.S., Inc.
	$2,465,056	2.37%, 01/31/2027, 1 mo. USD LIBOR + 2.250%	2,451,030
		Hostess Brands LLC
	2,300,023	3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	2,297,723
		U.S. Foods, Inc.
	2,703,705	1.87%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	2,676,047
	1,152,931	2.12%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	1,134,196
		UTZ Quality Foods LLC
	1,450,000	0.00%, 01/13/2028(15)	1,457,772

			14,587,358

		Food Service - 0.2%
		8th Avenue Food & Provisions, Inc.
	220,500	3.63%, 10/01/2025, 3 mo. USD LIBOR + 3.500%	220,547
	135,000	7.88%, 10/01/2026, 3 mo. USD LIBOR + 7.750%	133,650
		Aramark Services, Inc.
	928,502	1.87%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	919,217
	486,325	1.87%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	481,462
		CHG PPC Parent LLC
	1,438,505	2.87%, 03/30/2025, 3 mo. USD LIBOR + 2.750%	1,420,523
		Welbilt, Inc.
	2,550,000	2.62%, 10/23/2025, 1 mo. USD LIBOR + 2.500%	2,427,600

			5,602,999

		Gas - 0.0%
		Messer Industries GmbH
EUR	100,000	2.50%, 03/01/2026, 3 mo. EURIBOR + 2.750%	121,321
		Messer Industries USA, Inc.
	$638,625	2.75%, 03/01/2026, 3 mo. USD LIBOR + 2.500%	636,850

			758,171

		Hand/Machine Tools - 0.2%
		Applecaramel Buyer LLC
	3,775,538	4.50%, 10/19/2027, 1 mo. USD LIBOR + 4.000%	3,787,581

		Healthcare-Products - 0.4%
		Avantor Funding, Inc.
	100,773	3.25%, 11/21/2024, 1 mo. USD LIBOR + 2.250%	100,878
	4,560,000	3.50%, 11/06/2027, 1 mo. USD LIBOR + 2.500%	4,573,315
		Grifols S.A.
EUR	321,750	2.25%, 11/15/2027, 3 mo. EURIBOR + 2.250%	390,136
		Lifescan Global Corp.
	$430,000	6.24%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	412,534
		Parexel International Corp.
	$2,284,834	2.81%, 09/27/2024, 3 mo. USD LIBOR + 2.750%	2,280,973
		Surf Holdings LLC
	298,500	3.73%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	298,052

			8,055,888

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Healthcare-Services - 1.8%
		ADMI Corp.
	2,855,000	0.00%, 12/23/2027, 3 mo. USD LIBOR + 3.250%(15)	$2,874,985
		Agiliti Health, Inc.
	2,330,000	3.50%, 01/04/2026	2,318,350
		Bio Lam LCD SELAS
EUR	1,835,000	4.75%, 04/25/2026, 3 mo. EURIBOR + 4.750%	2,224,481
		Cano Health LLC
	$702,672	0.50%, 11/23/2027, 1 mo. USD LIBOR + 4.750%(16)	699,158
	1,927,328	5.50%, 11/23/2027, 1 mo. USD LIBOR + 4.750%	1,917,692
		CPI Holdco LLC
	1,286,038	4.12%, 11/04/2026, 1 mo. USD LIBOR + 4.000%	1,287,105
		DentalCorp Perfect Smile ULC
	1,228,777	4.75%, 06/06/2025, 3 mo. USD LIBOR + 3.750%	1,217,509
		DuPage Medical Group Ltd.
	470,891	3.50%, 08/15/2024, 3 mo. USD LIBOR + 2.750%	470,656
	205,599	7.75%, 08/11/2025, 3 mo. USD LIBOR + 7.000%	203,886
		Emerald TopCo, Inc.
	449,313	3.71%, 07/25/2026, 1 mo. USD LIBOR + 3.500%	448,526
		Ensemble RCM LLC
	988,159	3.96%, 08/01/2026, 3 mo. USD LIBOR + 3.750%	989,187
		Envision Healthcare Corp.
	583,100	3.87%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	494,177
		eResearchTechnology, Inc.
	540,000	0.00%, 02/04/2027, 3 mo. USD LIBOR + 4.500%(15)	541,463
		EyeCare Partners LLC
	2,022,625	3.87%, 02/20/2027, 1 mo. USD LIBOR + 3.750%	1,985,470
		Gentiva Health Services, Inc.
	1,779,819	3.38%, 07/02/2025, 1 mo. USD LIBOR + 3.250%	1,777,594
		IQVIA, Inc.
EUR	580,125	2.00%, 06/11/2025, 1 mo. EURIBOR + 2.000%	701,666
		MED ParentCo L.P.
	$1,008,317	4.37%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	990,671
	252,854	4.37%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	248,429
		MPH Acquisition Holdings LLC
	2,931,231	3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	2,925,925
		Packaging Coordinators Midco, Inc.
	1,090,000	4.50%, 11/30/2027, 1 mo. USD LIBOR + 3.750%	1,092,267
		Pathway Vet Alliance LLC
	110,213	0.00%, 03/31/2027, 1 mo. USD LIBOR + 4.000%(15)	110,145
	1,349,313	4.12%, 03/31/2027, 1 mo. USD LIBOR + 4.000%	1,348,477
		PPD, Inc.
	1,100,000	0.00%, 01/13/2028, 3 mo. USD LIBOR + 2.250%(15)	1,104,125
		Sound Inpatient Physicians Holdings LLC
	248,625	2.87%, 06/28/2025, 3 mo. USD LIBOR + 2.750%	248,003
		Surgery Center Holdings, Inc.
	4,275,079	4.25%, 08/31/2024, 3 mo. USD LIBOR + 3.250%	4,243,016
		Syneos Health, Inc.
	458,792	1.87%, 08/01/2024, 3 mo. USD LIBOR + 1.750%	458,889
		Verscend Holding Corp.
	219,937	4.62%, 08/27/2025, 3 mo. USD LIBOR + 4.500%	219,937
		Zelis Payments Buyer, Inc.
	7,894,050	4.87%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	7,894,050

			41,035,839

		Household Products - 0.4%
		Diamond (BC) B.V.
	4,161,061	3.12%, 09/06/2024, 3 mo. USD LIBOR + 3.000%	4,142,336
EUR	1,416,625	3.25%, 09/06/2024, 3 mo. EURIBOR + 3.250%	1,705,323
	$758,100	6.00%, 09/06/2024, 1 mo. USD LIBOR + 5.000%	756,205
		Revlon Consumer Products Corp.
	$205,863	4.25%, 09/07/2023, 1 mo. USD LIBOR + 3.500%	84,403
		Reynolds Consumer Products LLC
	414,820	1.87%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	414,936

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Weber-Stephen Products LLC
1,330,000	4.00%, 10/30/2027, 1 mo. USD LIBOR + 3.250%	$1,332,992

		8,436,195

	Housewares - 0.2%
	Hayward Industries, Inc.
3,496,419	3.62%, 08/04/2024, 3 mo. USD LIBOR + 3.500%	3,478,937

	Insurance - 1.3%
	Acrisure LLC
4,990,918	3.62%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	4,957,928
	Alliant Holdings Intermediate LLC
1,171,995	3.37%, 05/10/2025, 1 mo. USD LIBOR + 3.000%	1,165,326
	Asurion LLC
2,630,000	0.00%, 07/29/2027(15)	2,603,700
1,440,000	0.00%, 01/29/2028, 3 mo. USD LIBOR + 5.250%(15)	1,450,800
1,421,368	3.12%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	1,418,113
513,717	3.12%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	511,698
1,830,247	3.37%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	1,819,577
1,690,909	6.62%, 08/04/2025, 3 mo. USD LIBOR + 6.500%	1,690,909
	Camelot U.S. Acquisition 1 Co.
620,000	4.00%, 10/31/2026	621,550
	Hub International Ltd.
5,529,233	0.00%, 04/25/2025, 1 mo. USD LIBOR + 2.750%(15)	5,507,392
1,079,720	5.00%, 04/25/2025, 1 mo. USD LIBOR + 4.000%	1,080,584
	Hyperion Insurance Group Ltd.
454,832	4.75%, 10/22/2027	455,969
549,028	4.75%, 11/12/2027	550,400
	NFP Corp.
715,841	3.37%, 02/13/2027, 1 mo. USD LIBOR + 3.250%	709,935
	Ryan Specialty Group LLC
369,075	4.00%, 09/01/2027, 1 mo. USD LIBOR + 3.250%	369,308
	Sedgwick Claims Management Services, Inc.
2,539,286	3.37%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	2,520,952
655,025	4.12%, 09/03/2026, 3 mo. USD LIBOR + 4.000%	655,844
517,400	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	520,473

		28,610,458

	IT Services - 0.1%
	NAB Holdings LLC
241,909	4.00%, 06/30/2024, 3 mo. USD LIBOR + 3.000%	241,070
	Science Applications International Corp.
385,333	2.37%, 03/13/2027, 1 mo. USD LIBOR + 2.250%	385,453
	Tempo Acquisition LLC
1,978,754	3.75%, 10/31/2026, 1 mo. USD LIBOR + 3.250%	1,973,807
	VS Buyer LLC
486,325	3.37%, 03/02/2027, 1 mo. USD LIBOR + 3.250%	485,416

		3,085,746

	Leisure Time - 0.7%
	Caesars Resort Collection LLC
2,477,143	2.87%, 12/22/2024, 3 mo. USD LIBOR + 2.750%	2,432,752
2,224,425	4.62%, 07/20/2025, 1 mo. USD LIBOR + 4.500%	2,221,645
	Carnival Corp.
800,975	8.50%, 06/30/2025, 1 mo. USD LIBOR + 7.500%	823,506
	Delta (LUX) S.a.r.l.
3,455,843	3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	3,421,285
	Golden Entertainment, Inc.
1,164,976	3.75%, 10/20/2024, 3 mo. USD LIBOR + 3.000%	1,153,815
	IRB Holding Corp.
1,785,000	0.00%, 12/15/2027, 3 mo. USD LIBOR + 3.250%(15)	1,789,463
	Penn National Gaming, Inc.
2,225,273	3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	2,214,147
	SRAM LLC
601,347	3.75%, 03/15/2024, 3 mo. USD LIBOR + 2.750%	600,974

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		UFC Holdings LLC
	392,297	3.75%, 04/29/2026, 1 mo. USD LIBOR + 3.000%	$391,512

			15,049,099

		Lodging - 0.2%
		Boyd Gaming Corp.
	2,186,088	2.34%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	2,178,108
		CityCenter Holdings LLC
	934,498	3.00%, 04/18/2024, 3 mo. USD LIBOR + 2.250%	922,041
		Four Seasons Hotels Ltd.
	997,403	2.12%, 11/30/2023, 3 mo. USD LIBOR + 2.000%	993,164

			4,093,313

		Machinery-Construction & Mining - 0.0%
		Pro Mach Group, Inc.
	101,554	3.50%, 03/07/2025, 1 mo. USD LIBOR + 3.500%(16)	105,616
	306,904	4.50%, 03/07/2025, 1 mo. USD LIBOR + 3.500%	303,068

			408,684

		Machinery-Diversified - 0.1%
		Fluidra S.A.
	$659,002	2.12%, 07/02/2025, 1 mo. USD LIBOR + 2.000%	658,178
		Gardner Denver, Inc.
	199,878	1.87%, 02/28/2027, 1 mo. USD LIBOR + 1.750%	198,755
EUR	999,274	2.00%, 02/28/2027, 3 mo. EURIBOR + 2.000%	1,211,310
	$621,875	2.87%, 02/28/2027, 1 mo. USD LIBOR + 2.750%	621,564
		Pro Mach Group, Inc.
	354,963	2.87%, 03/07/2025, 3 mo. USD LIBOR +2.750%	349,787

			3,039,594

		Media - 2.3%
		UPC Broadband Holding B.V.
EUR	805,000	3.50%, 01/31/2029	979,594
		Adevinta ASA
	1,335,000	0.00%, 10/13/2027, 3 mo. EURIBOR + 3.250%(15)	1,624,819
	$365,000	0.00%, 10/13/2027(15)	364,697
		Alliance Laundry Systems LLC
	1,655,000	4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	1,659,137
		Altice Financing S.A.
EUR	125,775	2.75%, 01/31/2026, 3 mo. EURIBOR + 2.750%	150,600
	$778,838	2.87%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	768,619
		Altice France S.A.
	769,171	2.87%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	758,918
		Banijay Entertainment S.A.S
EUR	875,000	3.75%, 03/01/2025, 3 mo. EURIBOR + 3.750%	1,057,364
		Charter Communications Operating LLC
	$931,774	1.88%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	929,966
		CSC Holdings LLC
	245,536	2.38%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	243,542
	1,808,649	2.63%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	1,798,485
		E.W. Scripps Co.
	1,285,000	0.00%, 01/07/2028, 3 mo. USD LIBOR + 3.000%(15)	1,284,036
	2,004,877	3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.600%	1,992,346
		Entravision Communications Corp.
	639,491	2.87%, 11/30/2024, 3 mo. USD LIBOR + 2.750%	633,096
		Go Daddy Operating Co. LLC
	1,263,650	2.62%, 08/10/2027, 1 mo. USD LIBOR + 2.500%	1,262,601
		Gray Television, Inc.
	1,849,643	2.64%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	1,845,019
		Houghton Mifflin Harcourt Publishers, Inc.
	1,159,428	7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	1,131,683
		Maxar Technologies Ltd.
	1,984,231	2.88%, 10/05/2024, 3 mo. USD LIBOR + 2.750%	1,958,198
		MH Sub LLC
	1,689,667	4.75%, 09/15/2024, 1 mo. USD LIBOR + 3.750%	1,691,070

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		MTN Infrastructure TopCo, Inc.
	$1,828,083	4.00%, 11/17/2024, 3 mo. USD LIBOR + 3.000%	$1,825,798
		NASCAR Holdings LLC
	859,891	2.87%, 10/18/2026, 3 mo. USD LIBOR + 2.750%	859,220
		NEP Group, Inc.
	210,000	7.12%, 10/19/2026, 3 mo. USD LIBOR + 7.000%	187,530
		NEP/NCP Holdco, Inc.
	5,572,157	3.37%, 10/20/2025, 3 mo. USD LIBOR + 3.250%	5,305,919
		Newco Financing Partnership
	2,397,500	3.63%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	2,396,901
		Nexstar Broadcasting, Inc.
	2,118,574	2.89%, 09/19/2026, 1 mo. USD LIBOR + 2.750%	2,118,278
		Nielsen Finance LLC
EUR	760,090	3.75%, 06/04/2025, 3 mo. EURIBOR + 3.750%	923,947
	$213,388	4.75%, 06/04/2025, 1 mo. USD LIBOR + 3.750%	214,589
		Shutterfly, Inc.
	360,435	7.00%, 10/01/2026, 1 mo. USD LIBOR + 6.000%	359,160
		Sinclair Television Group, Inc.
	767,076	2.63%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	762,765
		Terrier Media Buyer, Inc.
	960,300	4.37%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	959,580
		UPC Financing Partnership
	2,397,500	3.63%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	2,396,901
		Vertical U.S. Newco, Inc.
	2,802,975	4.48%, 07/30/2027, 1 mo. USD LIBOR + 4.250%	2,824,782
		Virgin Media Bristol LLC
	1,010,000	0.00%, 01/31/2029, 3 mo. EURIBOR + 3.250%(15)	1,010,141
EUR	1,515,000	0.00%, 01/31/2029, 3 mo. EURIBOR + 3.250%(15)	1,841,708
		Web.com Group, Inc.
	$754,429	3.87%, 10/11/2025, 3 mo. USD LIBOR + 3.750%	752,294
	307,437	7.87%, 10/11/2026, 3 mo. USD LIBOR + 7.750%	305,132
		William Morris Endeavor Entertainment LLC
	2,758,488	2.88%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	2,562,801
		Ziggo B.V.
EUR	785,000	3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	949,216
		Ziggo Financing Partnership
	$1,100,000	2.63%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	1,092,663

			51,783,115

		Metal Fabricate/Hardware - 0.1%
		Cardtronics USA, Inc.
	696,500	5.00%, 06/29/2027, 1 mo. USD LIBOR + 4.000%	697,155
		Circor International, Inc.
	881,676	4.25%, 12/11/2024, 1 mo. USD LIBOR + 3.250%	870,434
		Rexnord LLC
	867,129	1.87%, 08/21/2024, 1 mo. USD LIBOR + 1.750%	866,045

			2,433,634

		Miscellaneous Manufacturing - 0.4%
		Core & Main L.P.
	2,781,398	3.75%, 08/01/2024, 3 mo. USD LIBOR + 2.750%	2,773,054
		H.B. Fuller Co.
	296,138	2.11%, 10/20/2024, 3 mo. USD LIBOR + 2.000%	295,809
		Ingersoll-Rand Services Co.
	1,949,041	1.87%, 02/28/2027, 1 mo. USD LIBOR + 1.750%	1,938,087
		Momentive Performance Materials USA LLC
	766,352	3.38%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	758,689
		Tamko Building Products LLC
	202,438	3.37%, 05/31/2026, 3 mo. USD LIBOR + 3.250%	201,931
		USI, Inc.
	2,518,864	3.25%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	2,499,972
		Wilsonart LLC
	1,128,939	4.25%, 12/19/2023, 3 mo. USD LIBOR + 3.250%	1,128,239

			9,595,781

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Oil & Gas - 0.1%
		BCP Raptor LLC
	$226,544	4.87%, 11/03/2025, 3 mo. USD LIBOR + 4.750%	$208,420
	265,375	5.25%, 06/30/2024, 3 mo. USD LIBOR + 4.250%	244,421
		NorthRiver Midstream Finance L.P.
	1,158,611	3.49%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	1,154,266
		PES Holdings LLC
	88,573	0.00%, 12/31/2022, 3 mo. USD LIBOR + 3.000%(12)(15)	2,657
		PowerTeam Services LLC
	910,634	4.25%, 03/06/2025, 3 mo. USD LIBOR + 3.250%	911,208
		Traverse Midstream Partners LLC
	366,681	6.50%, 09/27/2024, 1 mo. USD LIBOR + 5.500%	360,722

			2,881,694

		Oil & Gas Services - 0.1%
		Buckeye Partners L.P.
	466,475	2.90%, 11/01/2026, 1 mo. USD LIBOR + 2.750%	466,214
		Lower Cadence Holdings LLC
	354,597	4.12%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	345,540
		UGI Energy Services LLC
	2,147,350	3.87%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	2,153,620

			2,965,374

		Packaging & Containers - 0.7%
		BellRing Brands LLC
	835,240	6.00%, 10/21/2024, 1 mo. USD LIBOR + 5.000%	841,922
		Berlin Packaging LLC
	3,224,481	3.15%, 11/07/2025, 3 mo. USD LIBOR + 3.000%	3,199,137
		Berry Global, Inc.
	985,000	2.13%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	982,636
		Flex Acquisition Co., Inc.
	1,023,290	3.24%, 06/29/2025, 3 mo. USD LIBOR + 3.000%	1,016,004
	2,003,718	4.00%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	2,002,776
		NIC Acquisition Corp.
	900,000	0.00%, 12/29/2027, 3 mo. USD LIBOR + 3.750%(15)	901,692
		Pregis TopCo LLC
	405,900	3.87%, 08/01/2026, 1 mo. USD LIBOR + 3.750%	406,915
		Proampac PG Borrower LLC
	2,721,440	5.00%, 11/18/2025, 1 mo. USD LIBOR + 4.000%	2,728,244
		Reynolds Group Holdings, Inc.
	475,482	2.87%, 02/05/2023, 3 mo. USD LIBOR + 2.750%	475,187
		TricorBraun Holdings, Inc.
	3,360,000	0.00%, 02/03/2028, 3 mo. USD LIBOR + 3.250%(15)	3,351,600

			15,906,113

		Pharmaceuticals - 0.4%
		Bausch Health Americas, Inc.
	588,360	2.87%, 11/27/2025, 3 mo. USD LIBOR + 2.750%	587,166
	1,707,941	3.12%, 06/01/2025, 3 mo. USD LIBOR + 3.000%	1,708,214
		Catalent Pharma Solutions, Inc.
	1,058,718	3.25%, 05/17/2026, 3 mo. USD LIBOR + 2.250%	1,060,041
		Elanco Animal Health, Inc.
	2,989,491	1.89%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	2,980,762
		Endo International plc
	800,950	5.00%, 04/27/2024, 3 mo. USD LIBOR + 4.250%	793,942
		Sunshine Luxembourg S.a.r.l.
	2,951,235	5.00%, 10/02/2026, 1 mo. USD LIBOR + 4.000%	2,957,787

			10,087,912

		Real Estate - 0.2%
		Belron Finance U.S. LLC
	245,614	2.46%, 11/13/2025, 3 mo. USD LIBOR + 2.500%	244,848
		Boels Topholding B.V.
EUR	1,180,000	4.00%, 02/06/2027, 3 mo. EURIBOR + 4.000%	1,433,249
		Motion Finco Sarl
	$437,517	3.50%, 11/04/2026, 3 mo. USD LIBOR + 3.250%	415,505

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		VICI Properties LLC
	1,881,591	1.88%, 12/22/2024, 1 mo. USD LIBOR + 1.750%	$1,866,952

			3,960,554

		REITS - 0.0%
		Iron Mountain, Inc.
	$159,974	1.87%, 01/02/2026, 3 mo. USD LIBOR + 1.750%	159,174

		Retail - 1.5%
		B.C. Unlimited Liability Co.
	1,342,612	1.87%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	1,332,261
		Bass Pro Group LLC
	2,232,333	5.75%, 09/25/2024, 3 mo. USD LIBOR + 5.000%	2,233,918
		Beacon Roofing Supply, Inc.
	2,785,792	2.37%, 01/02/2025, 3 mo. USD LIBOR + 2.250%	2,775,735
		Buzz Merger Sub Ltd.
	282,863	2.87%, 01/29/2027, 1 mo. USD LIBOR + 2.750%	281,802
		Carrols Restaurant Group, Inc.
	315,200	3.43%, 04/30/2026, 3 mo. USD LIBOR + 3.250%	310,358
		Coty, Inc.
	175,284	2.38%, 04/05/2025, 3 mo. USD LIBOR + 2.250%	164,743
		Harbor Freight Tools USA, Inc.
	3,756,640	4.00%, 10/19/2027, 1 mo. USD LIBOR + 3.250%	3,758,518
		IRB Holding Corp.
	740,482	3.75%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	739,046
		LBM Acquisition LLC
	362,393	0.00%, 12/09/2027, 1 mo. USD LIBOR + 3.750%(15)(16)	362,756
	1,630,769	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(15)	1,632,400
		Les Schwab Tire Centers
	3,360,000	4.25%, 11/02/2027, 1 mo. USD LIBOR + 3.500%	3,366,317
		Michaels Stores, Inc.
	3,393,645	4.25%, 10/01/2027, 1 mo. USD LIBOR + 3.500%	3,385,161
		Peer Holding B.V.
EUR	1,250,000	3.25%, 03/08/2025, 3 mo. EURIBOR + 3.250%	1,507,304
		Petco Animal Supplies, Inc.
	$3,303,927	0.00%, 01/26/2023, 3 mo. USD LIBOR + 3.250%(15)	3,297,715
		PetSmart, Inc.
	2,765,000	0.00%, 01/27/2028, 3 mo. USD LIBOR + 3.750%(15)	2,737,350
	2,251,513	4.50%, 03/11/2022, 1 mo. USD LIBOR +3.500%	2,249,059
		Rodan & Fields LLC
	331,500	4.13%, 06/07/2025, 3 mo. USD LIBOR + 4.000%	287,576
		Staples, Inc.
	1,885,146	5.21%, 04/12/2026, 3 mo. USD LIBOR + 5.000%	1,842,730

			32,264,749

		Software - 1.5%
		AI Convoy (Luxembourg) S.a.r.l.
EUR	365,000	3.50%, 01/20/2027, 3 mo. EURIBOR + 3.750%	442,990
	$411,888	4.50%, 01/20/2027, 1 mo. USD LIBOR + 3.500%	411,459
		Athenahealth, Inc.
	795,000	0.00%, 02/11/2026, 3 mo. USD LIBOR + 4.250%(15)	795,000
		CCC Information Services, Inc.
	1,992,280	4.00%, 04/27/2024, 1 mo. USD LIBOR + 3.000%	1,995,488
		Change Healthcare Holdings LLC
	2,542,001	3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.250%	2,542,001
		DCert Buyer, Inc.
	2,035,622	4.12%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	2,038,167
		Epicor Software Corp.
	1,976,988	4.00%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	1,981,437
	400,000	8.75%, 07/31/2028, 1 mo. USD LIBOR + 7.750%	416,300
		EVO Payments International LLC
	2,524,422	3.38%, 12/22/2023, 3 mo. USD LIBOR + 3.250%	2,523,159
		Finastra USA, Inc.
	606,241	4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	594,686
		Go Daddy Operating Co. LLC
	1,737,232	1.87%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	1,732,889

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Hyland Software, Inc.
	$3,347,965	4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	$3,358,444
	176,000	7.75%, 07/10/2025, 3 mo. USD LIBOR + 7.000%	177,980
		MA FinanceCo. LLC
	126,534	2.87%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	125,269
		McAfee LLC
	1,013,860	3.87%, 09/29/2024, 3 mo. USD LIBOR + 3.750%	1,016,020
		Navicure, Inc.
	1,192,850	4.75%, 10/23/2026, 1 mo. USD LIBOR + 4.000%	1,192,743
		Playtika Holding Corp.
	1,795,861	7.00%, 12/10/2024, 1 mo. USD LIBOR + 6.000%	1,804,840
		Quest Software U.S. Holdings, Inc.
	381,225	4.46%, 05/18/2025, 3 mo. USD LIBOR + 4.250%	380,748
		Seattle Spinco, Inc.
	854,518	2.87%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	845,973
		SS&C Technologies, Inc.
	1,172,887	0.00%, 04/16/2025, 1 mo. USD LIBOR + 1.750%(15)	1,165,415
	1,550,390	1.87%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	1,541,227
		Ultimate Software Group, Inc.
	180,000	0.00%, 05/03/2026, 1 mo. USD LIBOR + 3.250%(15)	180,643
	1,306,725	0.00%, 05/04/2026, 1 mo. USD LIBOR + 4.000%(15)	1,311,390
	2,170,128	3.87%, 05/03/2026, 3 mo. USD LIBOR + 3.750%	2,174,208
		WEX, Inc.
	1,852,336	2.37%, 05/17/2026, 3 mo. USD LIBOR + 2.250%	1,849,447

			32,597,923

		Telecommunications - 0.6%
		Altice France S.A.
	1,952,607	3.81%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	1,940,891
		CenturyLink, Inc.
	707,850	2.37%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	704,842
		Consolidated Communications, Inc.
	778,050	5.75%, 10/02/2027, 1 mo. USD LIBOR + 4.750%	783,263
		Frontier Communications Corp.
	1,800,000	5.75%, 10/08/2021, 1 mo. USD LIBOR + 4.750%	1,798,308
		LCPR Loan Financing LLC
	630,000	5.13%, 10/15/2026, 1 mo. USD LIBOR + 5.000%	634,920
		Level 3 Financing, Inc.
	472,259	1.87%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	469,015
		Lorca Finco plc
EUR	1,836,915	4.25%, 09/17/2027, 3 mo. EURIBOR + 4.250%	2,239,776
		Telenet Financing USD LLC
	$1,500,000	2.13%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	1,486,875
		Univision Communications, Inc.
	740,631	3.75%, 03/15/2024, 3 mo. USD LIBOR + 2.750%	738,120
		Zacapa S.a.r.l.
	886,832	4.76%, 06/29/2025, 3 mo. USD LIBOR + 4.500%	888,774
		Zayo Group Holdings, Inc.
	988,776	3.12%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	982,062
EUR	322,563	3.25%, 03/09/2027, 3 mo. EURIBOR + 3.250%	389,915

			13,056,761

		Textiles - 0.0%
		ASP Unifrax Holdings, Inc.
	$835,088	4.00%, 12/14/2025, 3 mo. USD LIBOR + 3.750%	799,596
	125,000	8.72%, 12/14/2026, 3 mo. USD LIBOR + 8.500%	109,375

			908,971

		Transportation - 0.3%
		Boluda Corp. Maritima S.L.
EUR	1,235,000	3.50%, 07/30/2026, 3 mo. EURIBOR + 3.500%	1,495,136
		CTOS LLC
	$260,859	4.37%, 04/18/2025, 1 mo. USD LIBOR + 4.250%	260,750
		Dynasty Acquisition Co., Inc.
	540,817	3.75%, 04/08/2026, 1 mo. USD LIBOR + 3.500%	518,373

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Genesee & Wyoming, Inc.
	1,985,000	2.25%, 12/30/2026, 1 mo. USD LIBOR + 2.000%	$1,982,519
		Savage Enterprises LLC
	548,932	3.13%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	549,734
		Standard Aero Ltd.
	290,762	3.75%, 04/08/2026, 1 mo. USD LIBOR + 3.500%	278,695
		Zephyr German BidCo GmbH
EUR	500,000	0.00%, 01/21/2028, 3 mo. EURIBOR + 3.750%(15)	606,775

			5,691,982

		Total Senior Floating Rate Interests (cost $464,471,990)	$470,933,761

U.S. Government Agencies - 10.7%
		Mortgage-Backed Agencies - 10.7%
		FHLMC - 1.0%
	$4,390	0.00%, 11/15/2036(11)(17)	4,248
	12,247,703	1.12%, 06/25/2030(3)(5)	1,138,144
	3,959,894	1.13%, 01/25/2030(3)(5)	350,172
	2,243,253	1.70%, 04/25/2030(3)(5)	297,713
	2,658,480	1.87%, 11/25/2047(3)(5)	363,103
	4,759,080	1.95%, 10/25/2047(3)(5)	687,651
	3,345,000	2.01%, 09/25/2047(3)(5)	325,527
	1,150,193	2.02%, 09/25/2046(3)(5)	169,673
	1,890,000	2.10%, 08/25/2047(3)(5)	284,038
	3,870,000	2.15%, 05/25/2047(3)(5)	392,270
	2,605,748	2.25%, 05/25/2047(3)(5)	408,237
	3,000,000	2.63%, 02/25/2050, 1 mo. USD LIBOR + 2.500%(1)(2)	2,969,965
	32,119	3.00%, 03/15/2033(5)	3,014
	1,955,000	3.40%, 06/25/2048(3)(5)	517,818
	5,941,967	3.73%, 04/25/2024, 1 mo. USD LIBOR + 3.600%(2)	5,927,120
	180,000	3.84%, 01/25/2051, SOFR + 3.750%(1)(2)	190,922
	58,070	4.00%, 07/15/2027(5)	3,138
	3,039,470	4.38%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(2)	3,058,426
	84,904	4.50%, 03/15/2041	99,564
	3,903,410	4.63%, 02/25/2024, 1 mo. USD LIBOR + 4.500%(2)	3,849,467
	84,540	4.75%, 07/15/2039	96,106
	8,237	5.50%, 08/15/2033	9,542
	27,967	6.50%, 07/15/2036	32,113
	275,000	7.84%, 01/25/2051, SOFR + 7.750%(1)(2)	303,928

			21,481,899

		FNMA - 0.2%
	$37,257	0.00%, 06/25/2036(11)(17)	35,248
	102,155	2.22%, 04/25/2055(3)(5)	5,607
	5,000	2.44%, 01/01/2023	5,148
	23,844	2.50%, 06/25/2028(5)	1,329
	143,155	3.00%, 01/25/2028(5)	8,658
	28,448	3.16%, 12/01/2026	31,652
	23,055	3.24%, 12/01/2026	25,740
	8,944	3.47%, 01/01/2024	9,641
	50,168	3.50%, 05/25/2030(5)	4,360
	22,313	3.67%, 08/01/2023	23,936
	10,000	3.76%, 03/01/2024	10,927
	14,560	3.86%, 12/01/2025	16,469
	22,061	3.87%, 10/01/2025	24,855
	3,962,000	3.88%, 09/25/2039, 1 mo. USD LIBOR + 3.750%(1)(2)	3,933,615
	32,400	3.89%, 05/01/2030	38,363
	8,975	3.96%, 05/01/2034	10,903
	23,996	4.00%, 03/25/2042(5)	2,379
	15,037	4.50%, 07/25/2027(5)	879
	6,867	5.48%, 05/25/2042(3)(5)	585
	64,210	5.50%, 04/25/2035	74,413
	19,226	5.50%, 04/25/2037	22,389

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
220,544	5.50%, 06/25/2042(5)	$46,531

		4,333,627

	GNMA - 0.0%
$22,158	4.00%, 05/16/2042(5)	2,849
53,225	5.00%, 10/16/2041(5)	9,145

		11,994

	UMBS - 9.5%
$102,420,000	2.00%, 02/12/2051(18)	105,660,633
102,300,000	2.00%, 03/11/2051(18)	105,353,016

		211,013,649

		236,841,169

	Total U.S. Government Agencies (cost $235,214,274)	$236,841,169

U.S. Government Securities - 10.8%
	U.S. Treasury Securities - 10.8%
	U.S. Treasury Bonds - 1.2%
$1,614,609	1.00%, 02/15/2048(19)	2,209,408
4,040,000	3.00%, 11/15/2044	5,023,172
920,000	3.13%, 02/15/2043	1,162,578
6,740,000	3.38%, 05/15/2044(20)(21)	8,867,049
5,980,000	3.63%, 02/15/2044(20)(22)	8,151,955
610,000	3.75%, 11/15/2043	845,517

		26,259,679

	U.S. Treasury Notes - 9.6%
13,971,337	0.13%, 07/15/2030(19)	15,699,381
47,560,000	0.25%, 06/15/2023(20)	47,678,900
42,000,000	0.25%, 07/31/2025(20)(21)	41,762,109
5,688,197	0.38%, 01/15/2027(19)	6,397,148
46,085,000	0.63%, 05/15/2030	44,349,612
5,488,052	0.88%, 01/15/2029(19)(20)	6,481,189
1,380,617	1.00%, 02/15/2049(19)	1,902,303
6,544,000	2.63%, 02/15/2029(20)	7,420,538
28,525,000	2.88%, 05/31/2025(20)	31,620,408
9,025,000	3.00%, 10/31/2025	10,123,864

		213,435,452

		239,695,131

	Total U.S. Government Securities (cost $237,679,276)	$239,695,131

Convertible Bonds - 2.6%
	Airlines - 0.1%
	Southwest Airlines Co.
1,383,000	1.25%, 05/01/2025	1,948,301

	Biotechnology - 0.1%
	Exact Sciences Corp.
1,685,000	0.38%, 03/15/2027	2,411,340
	Apellis Pharmaceuticals, Inc.
453,000	3.50%, 09/15/2026	656,771

		3,068,111

	Commercial Services - 0.4%
	Square, Inc.
741,000	0.13%, 03/01/2025(1)	1,397,590
	Alarm.com Holdings, Inc.
2,693,000	0.00%, 01/15/2026(1)(11)	2,672,840
	Repay Holdings Corp.
2,677,000	0.00%, 02/01/2026(1)(11)	2,671,847

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Nexi S.p.A.
EUR	1,800,000	1.75%, 04/24/2027(6)	$2,506,478

			9,248,755

		Energy-Alternate Sources - 0.1%
		Maxeon Solar Technologies Ltd.
	$786,000	6.50%, 07/15/2025(1)	1,864,785

		Engineering & Construction - 0.0%
		Cellnex Telecom S.A.
EUR	100,000	1.50%, 01/16/2026(6)	198,222
		Vinci S.A.
	$800,000	0.38%, 02/16/2022(6)	880,264

			1,078,486

		Entertainment - 0.1%
		Penn National Gaming, Inc.
	$425,000	2.75%, 05/15/2026	1,912,610

		Healthcare-Products - 0.2%
		Integra LifeSciences Holdings Corp.
	1,604,000	0.50%, 08/15/2025(1)	1,799,066
		NuVasive, Inc.
	2,325,000	0.38%, 03/15/2025(1)	2,241,691
		Insulet Corp.
	837,000	0.38%, 09/01/2026	1,149,578

			5,190,335

		Internet - 0.3%
		Ctrip.com International Ltd.
	885,000	1.99%, 07/01/2025	915,442
		Uber Technologies, Inc.
	2,593,000	0.00%, 12/15/2025(1)(11)	2,702,759
		Proofpoint, Inc.
	1,759,000	0.25%, 08/15/2024	1,919,643

			5,537,844

		Leisure Time - 0.1%
		Royal Caribbean Cruises Ltd.
	1,406,000	4.25%, 06/15/2023(1)	1,707,733

		Machinery-Diversified - 0.2%
		Middleby Corp.
	4,233,000	1.00%, 09/01/2025(1)	5,325,643

		Media - 0.1%
		Scripps Escrow, Inc.
	400,000	5.88%, 07/15/2027(1)	420,000
	655,000	5.38%, 01/15/2031(1)	661,550

			1,081,550

		Oil & Gas - 0.1%
		Pioneer Natural Resources Co.
	1,740,000	0.25%, 05/15/2025(1)	2,399,657

		Pharmaceuticals - 0.4%
		Revance Therapeutics, Inc.
	876,000	1.75%, 02/15/2027(1)	934,895
		Coherus Biosciences, Inc.
	1,535,000	1.50%, 04/15/2026(1)	1,877,828
		Aerie Pharmaceuticals, Inc.
	1,225,000	1.50%, 10/01/2024(7)	1,239,000
		DexCom, Inc.
	2,380,000	0.25%, 11/15/2025(1)	2,420,700
		GSK Finance No 3 plc
	1,608,000	0.00%, 06/22/2023(1)(11)	1,680,438

			8,152,861

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		REITS - 0.1%
		Pebblebrook Hotel Trust
	2,673,000	1.75%, 12/15/2026	$2,844,288

		Semiconductors - 0.1%
		Microchip Technology, Inc.
	100,000	2.25%, 02/15/2037	202,329
		BE Semiconductor Industries N.V.
EUR	1,400,000	0.75%, 08/05/2027(6)	2,177,161

			2,379,490

		Software - 0.2%
		Splunk, Inc.
	$1,215,000	1.13%, 09/15/2025	1,611,297
		Workday, Inc.
	1,160,000	0.25%, 10/01/2022	1,858,053
		Health Catalyst, Inc.
	$919,000	2.50%, 04/15/2025(1)	1,638,530

			5,107,880

		Total Convertible Bonds (cost $50,358,656)	$58,848,329

Common Stocks - 0.0%
		Consumer Services - 0.0%
	350	Caesars Entertainment, Inc.*	24,636

		Energy - 0.0%
	32,328	Ascent Resources - Marcellus LLC Class A*(23)(24)	17,134
	7,026	Foresight Energy LLC*(23)(24)	56,759
	83,644,001	KCA Deutag*(23)(24)(25)	—
	3,682	Philadelphia Energy Solutions Class A*(23)(24)	37

			73,930

		Total Common Stocks (cost $1,346,027)	98,566

Escrows - 0.0%(26)
		Media - 0.0%
	400,000	Nexstar Broadcasting, Inc.*(1)	424,584

		Total Escrows (cost $387,088)	424,584

Preferred Stocks - 0.1%
		Health Care Equipment & Services - 0.1%
	19,360	Change Healthcare, Inc. , 6.00%	1,564,675

		Total Preferred Stocks (cost $1,007,821)	1,564,675

Convertible Preferred Stocks - 0.4%
		Capital Goods - 0.1%
	1,000	Fortive Corp. Series A, 5.00%	960,300

		Diversified Financials - 0.0%
	13,801	KKR & Co., Inc. Series C, 6.00%	802,804

		Health Care Equipment & Services - 0.1%
	32,806	Becton Dickinson and Co. Series B, 6.00%	1,846,322

		Utilities - 0.2%
	29,384	American Electric Power Co., Inc. , 6.13%	1,450,101
	41,927	DTE Energy Co. , 6.25%	1,944,574
	32,500	Southern Co. Series 2019, 6.75%	1,599,000

			4,993,675

		Total Convertible Preferred Stocks (cost $8,319,833)	8,603,101

Warrants - 0.0%
		Energy - 0.0%
	8,370	Ascent Resources - Marcellus LLC Expires 03/30/2023*(23)(24)	84

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount				Market Value†
		Total Warrants (cost $670)		$84

		Total Long-Term Investments (cost $2,175,124,680)		$2,236,763,087

Short-Term Investments - 7.0%
		Commercial Paper - 0.3%
		CNPC Finance
	500,000	0.30%, 02/04/2021		499,983
	1,500,000	0.33%, 02/05/2021		1,499,933
		Electricite de France S.A.
	2,000,000	0.23%, 06/28/2021		1,997,750
		Honda Canada Finance, Inc.
CAD	500,000	0.67%, 04/01/2021		390,866
		Ontario Power Generation, Inc
	500,000	0.24%, 02/04/2021		390,997
		Province of Alberta
	1,500,000	0.23%, 04/01/2021		1,172,680
		Suncor Energy
	600,000	0.48%, 02/11/2021		$469,141
	500,000	0.50%, 02/08/2021		390,964

				6,812,314

		Repurchase Agreements - 6.5%
	144,618,573	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $144,618,814; collateralized by U.S. Treasury Note at 2.500%, maturing 02/15/2045, with a market value of $92,790,022, U.S. Treasury Note 3.000%, maturing 11/15/2044, with a market value $54,720,999		144,618,573

		Securities Lending Collateral - 0.2%
	1,681,448	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(27)		1,681,448
	1,455,262	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(27)		1,455,262

				3,136,710

		Total Short-Term Investments (cost $154,495,519)		$154,567,597

		Total Investments (cost $2,329,620,199)	108.0%	$2,391,330,684
		Other Assets and Liabilities	(8.0)%	(176,939,442)

		Total Net Assets	100.0%	$2,214,391,242

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $529,872,001, representing 23.9% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2021. Base lending rates may be subject to a floor or cap.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $306,373,588, representing 13.8% of net assets.

(7)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(11)	Security is a zero-coupon bond.
(12)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(13)	The rate shown represents current yield to maturity.
(14)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2021.

(15)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(16)

This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2021, the aggregate value of the unfunded commitment was $1,167,530, which rounds to 0.0% of total net assets.

(17)	Securities disclosed are principal-only strips.
(18)	Represents or includes a TBA transaction.
(19)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(20)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of January 31, 2021, the market value of securities pledged was $15,030,955.
(21)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2021, the market value of securities pledged was $7,320,191.
(22)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2021, the market value of securities pledged was $2,740,038.
(23)	Investment valued using significant unobservable inputs.
(24)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2021, the aggregate fair value of these securities was $74,015, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(25)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/Par Value	Total Cost	Market Value
03/2011	KCA Deutag	83,644,001	$1,133,544	$—

(26)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(27)	Current yield as of period end.

OTC Swaption Contracts Outstanding at January 31, 2021

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Calls
ITRAXX.XOVER.34.V2	BNP	262.50%	Pay	02/17/2021	EUR	(84,506,000)	84,506,000	$(451,227)	$(894,780)	$443,553
ITRAXX.XOVER.34.V2	BOA	262.50%	Pay	02/17/2021	EUR	(84,506,000)	84,506,000	(451,228)	(481,892)	30,664

Total Calls								$(902,455)	$(1,376,672)	$474,217

Written swaption contracts:
Puts
ITRAXX.XOVER.34.V2	BNP	262.50%	Pay	02/17/2021	EUR	(84,506,000)	84,506,000	$(961,258)	$(808,840)	$(152,418)

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

ITRAXX.XOVER.34.V2 BOA	262.50%	Pay	02/17/2021	EUR (84,506,000)	84,506,000	(961,258)	(821,753)	(139,505)

Total Puts						$(1,922,516)	$(1,630,593)	$(291,923)

Total written OTC swaption contracts						$(2,824,971)	$(3,007,265)	$182,294

Futures Contracts Outstanding at January 31, 2021

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro-Schatz Future	5	03/08/2021	$681,529	$(127)
U.S. Treasury 2-Year Note Future	743	03/31/2021	164,185,586	126,383
U.S. Treasury 5-Year Note Future	1,663	03/31/2021	209,330,125	(93,884)
U.S. Treasury 10-Year Note Future	1,185	03/22/2021	162,382,031	(534,500)
U.S. Treasury 10-Year Ultra Future	154	03/22/2021	23,689,531	(315,422)

Total				$(817,550)

Short position contracts:
Euro BUXL 30-Year Bond Future	10	03/08/2021	$2,685,585	$19,697
Euro-BOBL Future	74	03/08/2021	12,145,810	(5,929)
Euro-BUND Future	88	03/08/2021	18,928,946	(4,946)
Long Gilt Future	1	03/29/2021	183,696	273
U.S. Treasury Long Bond Future	160	03/22/2021	26,995,000	10,582
U.S. Treasury Ultra Bond Future	131	03/22/2021	26,818,156	11,042

Total				$30,719

Total futures contracts				$(786,831)

OTC Credit Default Swap Contracts Outstanding at January 31, 2021

Reference Entity	Counter- party		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GSC	USD	326,604	(0.09%)	08/25/2037	Monthly	$69,296	$—	$12,797	$(56,499)
ABX.HE.AAA.07	CSI	USD	932,733	(0.09%)	08/25/2037	Monthly	227,550	—	36,547	(191,003)
ABX.HE.PENAAA.06	JPM	USD	170,399	(0.11%)	05/25/2046	Monthly	18,814	—	15,237	(3,577)
ABX.HE.PENAAA.06	CSFB	USD	267,723	(0.11%)	05/25/2046	Monthly	29,628	—	23,941	(5,687)
Aviva plc	BCLY	EUR	2,150,000	(1.00%)	12/20/2025	Quarterly	—	(1,241)	(19,657)	(18,416)
PrimeX.ARM.2*	MSC	USD	74,969	(4.58%)	12/25/2037	Monthly	—	(160)	(356)	(196)

Total							$345,288	$(1,401)	$68,509	$(275,378)

Sell protection:
ABX.HE.AAA.07	MSC	USD	326,604	0.09%	08/25/2037	Monthly	$2,678	$—	$(12,797)	$(15,475)
ABX.HE.AAA.07	MSC	USD	932,733	0.09%	08/25/2037	Monthly	7,699	—	(36,547)	(44,246)
ABX.HE.PENAAA.06	BCLY	USD	438,123	0.11%	05/25/2046	Monthly	—	(10,327)	(39,178)	(28,851)
Aviva plc	BCLY	EUR	2,150,000	1.00%	12/20/2025	Quarterly	51,206	—	64,494	13,288
CMBX.NA.BB.8	CSFB	USD	32,820	5.00%	10/17/2057	Monthly	—	(8,325)	(11,545)	(3,220)
CMBX.NA.BB.8	GSC	USD	559,870	5.00%	10/17/2057	Monthly	—	(154,410)	(196,947)	(42,537)
CMBX.NA.BB.8	DEUT	USD	352,332	5.00%	10/17/2057	Monthly	—	(80,380)	(123,940)	(43,560)
CMBX.NA.BB.8	GSC	USD	445,966	5.00%	10/17/2057	Monthly	—	(101,292)	(156,878)	(55,586)
CMBX.NA.BB.8	MSC	USD	971,085	5.00%	10/17/2057	Monthly	—	(246,348)	(342,371)	(96,023)
CMBX.NA.BB.8	CSFB	USD	1,279,014	5.00%	10/17/2057	Monthly	—	(324,443)	(449,594)	(125,151)
CMBX.NA.BB.8	CSI	USD	1,418,981	5.00%	10/17/2057	Monthly	—	(359,948)	(498,290)	(138,342)
CMBX.NA.BBB-.6	GSC	USD	10,000,000	3.00%	05/11/2063	Monthly	—	(3,151,682)	(2,565,104)	586,578
CMBX.NA.BBB-.6	DEUT	USD	888,000	3.00%	05/11/2063	Monthly	—	(117,579)	(230,001)	(112,422)
CMBX.NA.BBB-.6	MSC	USD	1,875,000	3.00%	05/11/2063	Monthly	—	(287,194)	(485,644)	(198,450)
CMBX.NA.BBB-.6	DEUT	USD	1,924,000	3.00%	05/11/2063	Monthly	—	(288,542)	(498,336)	(209,794)

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

CMBX.NA.BBB-.6	CSFB	USD	2,370,000	3.00%	05/11/2063	Monthly	—	(310,686)	(613,855)	(303,169)
CMBX.NA.BBB-.6	DEUT	USD	3,475,000	3.00%	05/11/2063	Monthly	—	(522,285)	(900,061)	(377,776)
CMBX.NA.BBB-.6	GSC	USD	10,000,000	3.00%	05/11/2063	Monthly	—	(3,336,107)	(2,590,104)	746,003
CMBX.NA.BBB-.6	GSC	USD	7,270,000	3.00%	05/11/2063	Monthly	—	(2,315,033)	(1,883,006)	432,027
CMBX.NA.BBB-.6	CSFB	USD	850,000	3.00%	05/11/2063	Monthly	—	(115,683)	(220,159)	(104,476)
CMBX.NA.BBB-.6	DEUT	USD	1,205,000	3.00%	05/11/2063	Monthly	—	(169,475)	(312,108)	(142,633)
CMBX.NA.BBB-.6	MSC	USD	1,445,000	3.00%	05/11/2063	Monthly	—	(201,101)	(374,270)	(173,169)
PrimeX.ARM.2*	JPM	USD	74,969	4.58%	12/25/2037	Monthly	2,477	—	357	(2,120)

Total							$64,060	$(12,100,840)	$(12,475,884)	$(439,104)

Total OTC credit default swap contracts							$409,348	$(12,102,241)	$(12,407,375)	$(714,482)

*	Investment valued using significant unobservable inputs.
(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2021

Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid (Received)	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.34.V1		32,550,000	(1.00%)	12/20/2025	Quarterly	$1,033,594	$1,073,095	$39,501
CDX.NA.IG.35.V1	USD	89,245,000	(1.00%)	12/20/2025	Quarterly	(1,939,704)	(1,992,998)	(53,294)

Total						$(906,110)	$(919,903)	$(13,793)

Credit default swaps on indices:
Sell protection:
CDX.NA.HY.35.V1	USD	66,150,000	5.00%	12/20/2025	Quarterly	$5,708,113	$5,749,505	$41,392

Credit default swaps on single-name issues:
Buy protection:
United Mexican States	USD	1,825,000	(1.00%)	12/20/2025	Quarterly	$27,513	$(6,188)	$(33,701)

Total centrally cleared credit default swap contracts						$4,829,516	$4,823,414	$(6,102)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2021

Counter- party	Payments made by Fund	Payments received by Fund		Notional Amount	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
BOA	3.Mo. KRW KORIBOR	1.20% Fixed	KRW	5,175,685,000	12/16/2030	Quarterly	$5,690	$—	$(50,564)	$(56,254)
BOA	3.Mo. KRW KORIBOR	1.20% Fixed	KRW	5,244,010,000	12/16/2030	Quarterly	12,654	—	(51,232)	(63,886)
BOA	7 Day CNY Repo Rate	2.74% Fixed	CNY	75,140,000	12/16/2025	Quarterly	—	—	(5,675)	(5,675)

Total OTC interest rate swap contracts							$18,344	$—	$(107,471)	$(125,815)

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2021

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	0.44% Fixed	USD	10,160,000	04/07/2023	Quarterly	$—	$—	$(66,850)	$(66,850)
3 Mo. USD LIBOR	0.48% Fixed	USD	21,980,000	04/07/2025	Quarterly	—	—	(89,636)	(89,636)
3 Mo. USD LIBOR	0.81% Fixed	USD	4,020,000	09/16/2050	Quarterly	$12,386	$—	$791,146	$778,760

Total centrally cleared interest rate swap contracts						$12,386	$—	$634,660	$622,274

OTC Total Return Swap Contracts Outstanding at January 31, 2021

Reference Entity	Counter- party	Notional Amount	Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
iBoxx USD Liquid High Yield	BCLY	USD 103,570,000	(1.00%)	12/20/2021	At Maturity	$19,975	$—	$261,791	$241,816

Foreign Currency Contracts Outstanding at January 31, 2021

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,530,000	BRL	285,499	USD	JPM	03/02/2021	$—	$(6,101)
560,000	CAD	439,583	USD	GSC	03/17/2021	—	(1,604)
367,800,000	CLP	498,637	USD	HSBC	03/17/2021	2,180	—
81,700,000	CLP	110,256	USD	GSC	03/17/2021	991	—
115,400,000	CLP	162,206	USD	BNP	03/17/2021	—	(5,071)
347,800,000	COP	99,343	USD	UBS	03/17/2021	—	(2,058)
642,000,000	COP	185,255	USD	BNP	03/17/2021	—	(5,677)
1,766,800,000	COP	508,117	USD	HSBC	03/17/2021	—	(13,915)
10,720,000	CZK	496,653	USD	DEUT	03/17/2021	3,269	—
2,510,000	CZK	115,556	USD	BOA	03/17/2021	1,497	—
1,840,000	CZK	86,199	USD	GSC	03/17/2021	—	(391)
2,070,000	CZK	97,380	USD	BCLY	03/17/2021	—	(846)
60,050,000	EGP	3,739,336	USD	GSC	03/17/2021	32,072	—
3,320,000	EGP	201,946	USD	GSC	05/10/2021	3,813	—
1,046,000	EUR	1,269,313	USD	DEUT	02/26/2021	731	—
2,504,000	EUR	3,039,895	USD	BNP	02/26/2021	475	(33)
49,000	EUR	59,343	USD	JPM	02/26/2021	153	—
2,023,000	EUR	2,459,650	USD	UBS	02/26/2021	—	(3,340)
202,000	EUR	244,528	USD	CBA	03/17/2021	871	—
345,000	EUR	418,990	USD	BNP	03/17/2021	132	—
5,000	EUR	6,091	USD	HSBC	03/17/2021	—	(16)
153,000	EUR	186,156	USD	GSC	03/17/2021	—	(284)
1,372,000	EUR	1,671,703	USD	SSG	03/17/2021	19	(4,954)
2,589,000	EUR	3,155,680	USD	CBK	03/17/2021	—	(10,448)
1,477,000	EUR	1,807,266	USD	BCLY	03/17/2021	—	(12,940)
133,000	GBP	177,367	USD	GSC	03/17/2021	4,911	—
146,300,000	HUF	496,110	USD	BNP	03/17/2021	964	—
33,500,000	HUF	112,867	USD	BOA	03/17/2021	954	—
24,700,000	HUF	84,209	USD	GSC	03/17/2021	—	(287)
29,100,000	HUF	99,883	USD	BCLY	03/17/2021	—	(1,012)
4,545,000,000	IDR	319,497	USD	BNP	03/17/2021	3,096	—
1,722,000,000	IDR	120,842	USD	SCB	03/17/2021	1,381	—
1,174,000,000	IDR	82,758	USD	MSC	03/17/2021	569	—
1,269,000,000	IDR	90,740	USD	HSBC	03/17/2021	—	(670)
35,780,000	INR	481,723	USD	BNP	03/17/2021	5,718	—
9,020,000	INR	121,212	USD	UBS	03/17/2021	1,670	—
6,180,000	INR	83,504	USD	MSC	03/17/2021	687	—
7,050,000	INR	95,749	USD	HSBC	03/17/2021	295	—
91,760,000	KRW	83,829	USD	MSC	03/17/2021	—	(1,789)
101,730,000	KRW	93,674	USD	HSBC	03/17/2021	—	(2,721)
118,320,000	KRW	108,930	USD	BCLY	03/17/2021	—	(3,144)

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

537,620,000	KRW	495,397	USD	BNP	03/17/2021	$—	$(14,730)
1,670,000	MXN	82,950	USD	RBS	03/17/2021	—	(1,895)
1,720,000	MXN	86,047	USD	UBS	03/17/2021	—	(2,566)
1,970,000	MXN	99,048	USD	SSG	03/17/2021	—	(3,434)
3,000,000	MXN	150,022	USD	BOA	03/17/2021	—	(4,416)
617,000	PEN	170,772	USD	HSBC	03/17/2021	—	(1,157)
1,793,000	PEN	496,470	USD	DEUT	03/17/2021	—	(3,568)
29,150,000	PHP	603,174	USD	JPM	03/17/2021	2,854	—
4,060,000	PHP	84,081	USD	MSC	03/17/2021	327	—
4,760,000	PHP	98,755	USD	HSBC	03/17/2021	205	—
420,000	PLN	114,379	USD	BOA	03/17/2021	—	(1,563)
1,815,000	PLN	495,983	USD	MSC	03/17/2021	—	(8,458)
6,250,000	RUB	83,092	USD	MSC	03/17/2021	—	(931)
7,650,000	RUB	103,169	USD	GSC	03/17/2021	—	(2,604)
44,130,000	RUB	593,624	USD	BOA	03/17/2021	—	(13,503)
650,000	SGD	486,441	USD	MSC	03/17/2021	2,856	—
285,000	SGD	214,433	USD	JPM	03/17/2021	845	(740)
110,000	SGD	82,976	USD	GSC	03/17/2021	—	(172)
18,280,000	THB	608,895	USD	SCB	03/17/2021	1,779	—
2,530,000	THB	84,095	USD	GSC	03/17/2021	424	—
3,020,000	THB	100,970	USD	HSBC	03/17/2021	—	(81)
5,375,000	TRY	681,461	USD	GSC	03/17/2021	39,477	—
560,000	TRY	74,041	USD	BOA	03/17/2021	1,070	—
100,780	USD	130,000	AUD	RBC	03/17/2021	1,400	—
7,470,093	USD	9,958,000	AUD	BOA	03/17/2021	—	(142,408)
820,182	USD	4,412,000	BRL	JPM	03/02/2021	14,495	—
46,202	USD	250,000	BRL	MSC	03/02/2021	549	—
1,157,591	USD	1,500,000	CAD	DEUT	02/01/2021	—	(15,433)
384,348	USD	500,000	CAD	DEUT	02/04/2021	—	(6,664)
390,654	USD	500,000	CAD	BCLY	02/08/2021	—	(363)
468,639	USD	600,000	CAD	CBK	02/11/2021	—	(585)
2,358,020	USD	3,000,000	CAD	JPM	02/17/2021	11,860	—
1,899,371	USD	2,500,000	CAD	SCB	02/18/2021	—	(55,767)
1,174,540	USD	1,500,000	CAD	BMO	02/24/2021	1,438	—
676,314	USD	873,000	CAD	UBS	02/26/2021	—	(6,435)
3,782,190	USD	4,980,000	CAD	CIBC	03/03/2021	—	(112,595)
391,318	USD	500,000	CAD	RBC	03/04/2021	275	—
2,748,026	USD	3,620,000	CAD	WEST	03/10/2021	—	(83,158)
1,355,068	USD	1,800,000	CAD	UBS	03/15/2021	—	(52,717)
5,181,164	USD	6,585,000	CAD	MSC	03/17/2021	31,001	—
784,489	USD	1,000,000	CAD	CBK	03/17/2021	2,384	—
66,869	USD	85,000	CAD	SCB	03/17/2021	390	—
489,270	USD	630,000	CAD	JPM	03/17/2021	—	(3,456)
975,671	USD	1,280,000	CAD	BMO	03/22/2021	—	(25,433)
304,512	USD	400,000	CAD	UBS	03/29/2021	—	(8,337)
3,964,382	USD	5,225,000	CAD	CIBC	03/29/2021	—	(122,207)
375,339	USD	500,000	CAD	UBS	04/01/2021	—	(15,723)
1,127,709	USD	1,500,000	CAD	DEUT	04/01/2021	—	(45,478)
1,022,683	USD	1,300,000	CAD	BMO	04/14/2021	5,907	—
702,460	USD	925,000	CAD	WEST	04/15/2021	—	(21,016)
187,811	USD	250,000	CAD	UBS	04/19/2021	—	(7,724)
761,503	USD	1,000,000	CAD	MSC	06/01/2021	—	(20,648)
2,248,003	USD	3,000,000	CAD	JPM	06/01/2021	—	(98,449)
38,072	USD	50,000	CAD	RBC	06/15/2021	—	(1,035)
153,115	USD	200,000	CAD	WEST	06/30/2021	—	(3,316)
380,730	USD	500,000	CAD	GSC	06/30/2021	—	(10,347)
375,619	USD	500,000	CAD	HSBC	08/06/2021	—	(15,457)
1,582,804	USD	2,000,000	CAD	HSBC	10/15/2021	18,547	—
1,650,491	USD	2,100,000	CAD	GSC	12/01/2021	7,973	—
467,741	USD	600,000	CAD	GSC	12/02/2021	—	(1,551)
643,425	USD	472,100,000	CLP	HSBC	03/17/2021	587	—
126,819	USD	92,800,000	CLP	GSC	03/17/2021	458	—
125,173	USD	433,100,000	COP	GSC	03/17/2021	4,028	—
126,526	USD	2,720,000	CZK	BNP	03/17/2021	—	(319)
94,530,682	USD	77,671,449	EUR	CBK	02/26/2021	222,622	—
30,848,000	USD	25,357,067	EUR	BCLY	02/26/2021	59,650	—

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

7,344,630	USD	6,030,000	EUR	GSC	02/26/2021	$ 23,052	$ —
875,570	USD	720,000	EUR	MSC	02/26/2021	1,352	—
176,000	USD	144,793	EUR	BNP	02/26/2021	194	—
605,568	USD	500,000	EUR	CBA	02/26/2021	—	(1,529)
63,535,152	USD	52,244,051	EUR	BNP	03/17/2021	67,261	(517)
3,538,683	USD	2,883,000	EUR	BCLY	03/17/2021	36,285	—
6,039,394	USD	4,958,000	EUR	TDB	03/17/2021	16,194	—
325,829	USD	265,000	EUR	GSC	03/17/2021	3,896	—
95,583	USD	78,000	EUR	CBK	03/17/2021	825	—
230,357	USD	189,000	EUR	HSBC	03/17/2021	751	—
66,334	USD	54,000	EUR	RBC	03/17/2021	732	—
214,677	USD	177,000	EUR	SSG	03/17/2021	—	(350)
660,484	USD	481,000	GBP	BOA	02/26/2021	1,363	—
74,161	USD	54,000	GBP	BNP	02/26/2021	164	—
2,533,698	USD	1,851,000	GBP	BCLY	02/26/2021	—	(2,754)
9,600,581	USD	7,169,000	GBP	MSC	03/17/2021	—	(224,606)
3,870	USD	30,000	HKD	MSC	03/17/2021	1	—
122,190	USD	36,200,000	HUF	BNP	03/17/2021	—	(804)
113,570	USD	1,632,000,000	IDR	HSBC	03/17/2021	—	(2,265)
115,921	USD	8,650,000	INR	JPM	03/17/2021	—	(1,921)
4,275,989	USD	447,150,000	JPY	JPM	02/01/2021	7,013	—
3,481,983	USD	363,050,000	JPY	BOA	02/08/2021	15,710	—
13,687,995	USD	1,448,750,000	JPY	SSG	02/10/2021	—	(144,385)
1,015,667	USD	104,900,000	JPY	JPM	02/16/2021	14,053	—
2,862,732	USD	300,000,000	JPY	JPM	02/22/2021	—	(1,890)
13,690,935	USD	1,448,750,000	JPY	SSG	02/25/2021	—	(143,142)
5,358,242	USD	559,550,000	JPY	BOA	03/01/2021	14,829	—
3,374,616	USD	350,300,000	JPY	BOA	03/08/2021	29,141	—
9,243,053	USD	964,300,000	JPY	MSC	03/17/2021	32,656	—
11,549,533	USD	1,199,650,000	JPY	BCLY	03/22/2021	90,507	—
1,591,290	USD	163,850,000	JPY	RBC	03/29/2021	26,063	—
751,369	USD	77,300,000	JPY	CBK	04/05/2021	12,884	—
5,309,342	USD	550,900,000	JPY	JPM	04/12/2021	45,881	—
8,693,212	USD	901,300,000	JPY	BCLY	04/19/2021	81,203	—
2,162,962	USD	223,750,000	JPY	JPM	04/26/2021	24,830	—
4,308,854	USD	449,850,000	JPY	BCLY	05/10/2021	9,429	—
959,209	USD	100,000,000	JPY	BCLY	05/25/2021	3,296	—
7,513,126	USD	780,000,000	JPY	BCLY	06/10/2021	55,620	—
104,229	USD	115,530,000	KRW	DEUT	03/17/2021	937	—
109,609	USD	2,250,000	MXN	MSC	03/17/2021	404	—
97,850	USD	135,000	NZD	BCLY	03/17/2021	838	—
452,886	USD	640,000	NZD	SSG	03/17/2021	—	(7,020)
113,944	USD	5,520,000	PHP	SCB	03/17/2021	—	(817)
604,453	USD	2,235,000	PLN	GSC	03/17/2021	4,112	—
1,041,299	USD	77,184,000	RUB	BOA	03/17/2021	26,659	—
648,915	USD	48,696,000	RUB	BNP	03/17/2021	8,770	—
79,058	USD	5,996,000	RUB	HSBC	03/17/2021	236	—
115,955	USD	155,000	SGD	BCLY	03/17/2021	—	(724)
120,246	USD	3,620,000	THB	JPM	03/17/2021	—	(686)
127,143	USD	1,010,000	TRY	BCLY	03/17/2021	—	(8,326)
Total Foreign Currency Contracts						$ 1,156,990	$ (1,555,476)

Foreign Cross Currency Contracts Outstanding at January 31, 2021

Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation
EUR	28,808	BNP	02/26/2021	GBP	28,777	$32
EUR	3,392,033	UBS	02/26/2021	GBP	3,402,490	(10,457)

		Total foreign cross currency contracts				$(10,425)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIB	Credit Agricole
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage-Backed North American
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
ICE	Intercontinental Exchange, Inc.
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield
iBoxx	Bond Markets

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Other Abbreviations:
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
GNTH	Netherlands Governments
OTC	Over-the-Counter
PAC	Planned Amortization Class
PIK	Payment-in-kind
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
Rev	Revenue

The Hartford Strategic Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage-Backed Securities	$131,202,660	$—	$131,202,660	$—
Corporate Bonds	659,897,517	—	659,897,517	—
Foreign Government Obligations	411,785,182	—	411,785,182	—
Municipal Bonds	16,868,328	—	16,868,328	—
Senior Floating Rate Interests	470,933,761	—	470,933,761	—
U.S. Government Agencies	236,841,169	—	236,841,169	—
U.S. Government Securities	239,695,131	—	239,695,131	—
Convertible Bonds	58,848,329	—	58,848,329	—
Common Stocks
Consumer Services	24,636	24,636	—	—
Energy	73,930	—	—	73,930
Escrows	424,584	—	424,584	—
Preferred Stocks	1,564,675	1,564,675	—	—
Convertible Preferred Stocks	8,603,101	8,603,101	—	—
Warrants	84	—	—	84
Short-Term Investments	154,567,597	3,136,710	151,430,887	—
Foreign Currency Contracts(2)	1,157,022	—	1,157,022	—
Futures Contracts(2)	167,977	167,977	—	—
Swaps - Credit Default(2)	1,858,789	—	1,858,789	—
Swaps - Interest Rate(2)	778,760	—	778,760	—
Swaps - Total Return(2)	241,816	—	241,816	—

Total	$2,395,535,048	$13,497,099	$2,381,963,935	$74,014

Liabilities
Foreign Currency Contracts(2)	$(1,565,933)	$—	$(1,565,933)	$—
Futures Contracts(2)	(954,808)	(954,808)	—	—
Swaps - Credit Default(2)	(2,579,373)	—	(2,577,057)	(2,316)
Swaps - Interest Rate(2)	(282,301)	—	(282,301)	—
Written Options	(2,824,971)	—	(2,824,971)	—

Total	$(8,207,386)	$(954,808)	$(7,250,262)	$(2,316)

(1) For the period ended January 31, 2021, there were no transfers in and out of Level 3.
(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended January 31, 2021 is not presented.

The Hartford Total Return Bond Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 16.6%
	Asset-Backed - Automobile - 0.7%
	AmeriCredit Automobile Receivables Trust
$2,320,000	2.58%, 09/18/2025	$2,432,530
	Drive Auto Receivables Trust
2,000,000	2.70%, 02/16/2027	2,066,426
	Exeter Automobile Receivables Trust
4,600,000	2.58%, 09/15/2025(1)	4,749,189
	Ford Credit Auto Owner Trust
1,330,000	3.61%, 01/15/2030(1)	1,421,852
	Prestige Auto Receivables Trust
2,505,000	1.62%, 11/16/2026(1)	2,549,199
	Santander Drive Auto Receivables Trust
865,000	1.48%, 01/15/2027	881,560
	Toyota Auto Loan Extended Note Trust
385,000	2.56%, 11/25/2031(1)	410,881
	Westlake Automobile Receivables Trust
2,430,000	1.65%, 02/17/2026(1)	2,477,562
3,400,000	2.72%, 11/15/2024(1)	3,506,896
2,108,897	3.28%, 12/15/2022(1)	2,111,616

		22,607,711

	Asset-Backed - Finance & Insurance - 1.9%
	Aaset Trust
960,474	3.35%, 01/16/2040(1)	957,393
	AIMCO CLO Ltd.
1,381,468	1.09%, 01/15/2028, 3 mo. USD LIBOR + 0.850%(1)(2)	1,381,757
	Angel Oak Mortgage Trust
3,916,635	2.53%, 01/26/2065(1)(3)	4,000,812
	Apex Credit CLO Ltd.
3,888,275	1.69%, 04/24/2029, 3 mo. USD LIBOR + 1.470%(1)(2)	3,885,821
	Atrium
5,910,307	1.05%, 04/22/2027, 3 mo. USD LIBOR + 0.830%(1)(2)	5,903,882
	Avery Point CLO Ltd.
46,790	1.32%, 04/25/2026, 3 mo. USD LIBOR + 1.100%(1)(2)	46,759
	Bayview Koitere Fund Trust
3,475,862	3.50%, 07/28/2057(1)(3)	3,575,669
	Bayview Opportunity Master Fund Trust
3,332,476	3.50%, 10/28/2057(1)(3)	3,427,005
	Cirrus Funding Ltd.
4,140,000	4.80%, 01/25/2037(1)	4,308,374
	First Franklin Mortgage Loan Trust
1,065,000	0.44%, 09/25/2036, 1 mo. USD LIBOR + 0.310%(2)	930,556
2,250,478	0.61%, 04/25/2036, 1 mo. USD LIBOR + 0.480%(2)	1,982,777
	NRZ Excess Spread-Collateralized Notes
1,185,189	3.84%, 12/25/2025(1)	1,191,449
	OneMain Financial Issuance Trust
1,059,813	2.37%, 09/14/2032(1)	1,061,307
	Preston Ridge Partners Mortgage Trust LLC
1,351,337	3.35%, 07/25/2024(1)(4)	1,358,787
	Pretium Mortgage Credit Partners LLC
2,466,693	3.72%, 01/25/2059(1)(4)	2,467,375
671,988	3.72%, 02/27/2060(1)(4)	678,477
	Seasoned Credit Risk Transfer Trust
1,175,373	3.50%, 08/25/2058	1,297,685
	SoFi Consumer Loan Program LLC
88,677	2.50%, 05/26/2026(1)	88,947
24,889	2.77%, 05/25/2026(1)	24,945
	Sound Point CLO Ltd.
1,569,922	1.11%, 01/20/2028, 3 mo. USD LIBOR + 0.890%(1)(2)	1,569,187
	Springleaf Funding Trust
3,933,742	2.68%, 07/15/2030(1)	3,944,899
	Symphony CLO Ltd.
2,554,024	1.18%, 07/14/2026, 3 mo. USD LIBOR + 0.950%(1)(2)	2,554,391

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Thacher Park CLO Ltd.
$78,403	1.38%, 10/20/2026, 3 mo. USD LIBOR + 1.160%(1)(2)	$78,357
	Voya CLO Ltd.
9,075,000	1.12%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(1)(2)	9,080,046
	Wendy’s Funding LLC
1,324,050	3.88%, 03/15/2048(1)	1,397,204
	Zais CLO Ltd.
5,477,296	1.77%, 10/15/2028, 3 mo. USD LIBOR + 1.530%(1)(2)	5,471,852

		62,665,713

	Asset-Backed - Home Equity - 0.8%
	CPT Mortgage Trust
3,120,000	2.87%, 11/13/2039(1)	3,400,325
	GSAA Home Equity Trust
2,738,304	0.21%, 02/25/2037, 1 mo. USD LIBOR + 0.080%(2)	1,160,896
21,522	0.27%, 12/25/2046, 1 mo. USD LIBOR + 0.140%(2)	9,163
869,067	0.31%, 12/25/2036, 1 mo. USD LIBOR + 0.180%(2)	348,130
1,284,105	0.49%, 11/25/2036, 1 mo. USD LIBOR + 0.360%(2)	488,049
1,265,480	5.99%, 06/25/2036(3)	501,541
	Legacy Mortgage Asset Trust
3,236,683	3.00%, 06/25/2059(1)(4)	3,265,025
4,136,073	3.25%, 11/25/2059(1)(4)	4,146,835
6,505,246	4.00%, 03/25/2058(1)(4)	6,524,862
	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust
33,983	0.43%, 06/25/2036, 1 mo. USD LIBOR + 0.300%(2)	30,268
	Morgan Stanley Mortgage Loan Trust
1,203,270	0.30%, 11/25/2036, 1 mo. USD LIBOR + 0.170%(2)	483,721
	Renaissance Home Equity Loan Trust
486,737	5.91%, 04/25/2037(4)	219,951
	Soundview Home Loan Trust
2,557,804	0.31%, 07/25/2037, 1 mo. USD LIBOR + 0.180%(2)	2,452,328
830,000	0.37%, 07/25/2036, 1 mo. USD LIBOR + 0.240%(2)	750,568
1,110,000	0.63%, 11/25/2036, 1 mo. USD LIBOR + 0.500%(2)	1,049,755

		24,831,417

	Commercial Mortgage-Backed Securities - 4.4%
	1211 Avenue of the Americas Trust
3,215,000	3.90%, 08/10/2035(1)	3,600,705
	BAMLL Commercial Mortgage Securities Trust
3,475,000	3.11%, 11/05/2032(1)	3,586,293
	Bank of America Commercial Mortgage Trust
29,886,093	0.74%, 11/15/2050(3)(5)	1,236,576
37,910,927	1.79%, 03/15/2063(3)(5)	5,404,828
	BBCMS Mortgage Trust
7,661,000	0.98%, 08/15/2036, 1 mo. USD LIBOR + 0.850%(1)(2)	7,668,335
6,535,000	0.99%, 04/15/2053(3)(5)	560,423
22,816,441	1.45%, 02/15/2050(3)(5)	1,569,860
2,660,000	4.97%, 12/15/2051(3)	2,989,627
	Benchmark Mortgage Trust
11,822,232	0.52%, 07/15/2051(3)(5)	328,916
59,201,052	0.64%, 04/10/2051(3)(5)	1,844,841
34,152,865	0.66%, 01/15/2052(3)(5)	1,427,890
8,466,204	1.07%, 08/15/2052(3)(5)	538,125
23,155,046	1.23%, 03/15/2062(3)(5)	1,860,682
14,265,732	1.52%, 01/15/2054(3)(5)	1,778,252
6,986,981	1.79%, 07/15/2053(3)(5)	827,753
3,000,000	3.04%, 08/15/2052	3,334,025
	BX Commercial Mortgage Trust
5,040,771	1.05%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(2)	5,049,361
	CAMB Commercial Mortgage Trust
2,535,000	2.68%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	2,468,103
	Cantor Commercial Real Estate
2,515,269	1.14%, 05/15/2052(3)(5)	184,802
	CD Commercial Mortgage Trust
4,145,000	2.46%, 08/10/2049	4,367,966

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Chase Mortgage Finance Trust
$334,601	3.06%, 12/25/2035(3)	$330,738
	Citigroup Commercial Mortgage Trust
10,954,585	0.94%, 07/10/2047(3)(5)	310,306
12,780,908	1.04%, 04/10/2048(3)(5)	479,483
415,000	4.59%, 03/10/2047(1)(3)	332,891
	Commercial Mortgage Trust
3,499,415	0.66%, 08/10/2046(3)(5)	50,838
4,500,000	1.03%, 10/15/2034, 1 mo. USD LIBOR + 0.900%(1)(2)	4,508,368
687,000	2.77%, 12/10/2045	710,217
939,511	2.85%, 10/15/2045	967,003
597,768	2.94%, 01/10/2046	620,344
735,000	3.10%, 03/10/2046	762,112
3,895,000	3.18%, 02/10/2048	4,249,293
626,089	3.21%, 03/10/2046	658,182
309,559	3.33%, 06/10/2046	326,246
3,050,000	3.42%, 03/10/2031(1)	3,218,262
905,000	3.61%, 06/10/2046(3)	963,147
657,535	4.02%, 07/10/2045	704,009
420,000	4.07%, 02/10/2047(3)	460,343
390,000	4.21%, 08/10/2046	423,138
660,000	4.21%, 08/10/2046(3)	716,536
595,000	4.22%, 07/10/2045(3)	641,281
805,000	4.59%, 10/15/2045(1)(3)	40,250
1,825,000	4.75%, 10/15/2045(1)(3)	568,998
	Credit Suisse First Boston Mortgage Securities Corp.
26,624	4.88%, 04/15/2037	26,358
	CSAIL Commercial Mortgage Trust
26,043,426	0.75%, 06/15/2057(3)(5)	681,306
1,326,629	0.83%, 04/15/2050(3)(5)	35,901
4,127,045	0.92%, 11/15/2048(3)(5)	145,890
7,295,972	1.92%, 01/15/2049(3)(5)	537,581
	CSMC Trust
750,000	2.76%, 04/05/2033(1)	750,024
	DBJPM Mortgage Trust
5,708,763	1.71%, 09/15/2053(3)(5)	615,140
3,600,000	2.89%, 08/10/2049	3,941,260
	DBUBS Mortgage Trust
178,781	0.53%, 11/10/2046(1)(3)(5)	9
	FREMF Mortgage Trust
440,000	3.73%, 10/25/2049(1)(3)	484,302
350,000	3.80%, 02/25/2050(1)(3)	378,760
230,000	3.84%, 10/25/2049(1)(3)	254,681
600,000	3.93%, 08/25/2047(1)(3)	605,162
1,610,000	3.98%, 04/25/2051(1)(3)	1,802,908
	GS Mortgage Securities Corp.
2,010,000	2.95%, 11/05/2034(1)	2,033,039
2,845,000	4.11%, 07/10/2051(3)	3,261,818
	GS Mortgage Securities Trust
22,471,404	0.07%, 07/10/2046(3)(5)	44,251
2,613,833	1.30%, 08/10/2044(1)(3)(5)	3,436
3,980,000	3.04%, 07/10/2052	4,418,937
695,000	3.67%, 04/10/2047(1)	39,856
825,000	4.07%, 01/10/2047	894,604
1,310,000	4.96%, 04/10/2047(1)(3)	728,108
	Homeward Opportunities Fund Trust
1,182,145	2.70%, 09/25/2059(1)(3)	1,197,800
	JP Morgan Chase Commercial Mortgage Securities Trust
1,325,000	2.73%, 10/15/2045(1)(3)	812,728
1,770,000	2.81%, 01/16/2037(1)	1,839,456
788,273	2.84%, 12/15/2047	813,718
730,000	4.42%, 12/15/2047(1)(3)	550,482
970,000	5.42%, 08/15/2046(1)(3)	874,036
	JPMBB Commercial Mortgage Securities Trust
10,463,676	0.63%, 09/15/2047(3)(5)	196,147

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	JPMBB Commercial Mortgage Securities Trust
$3,201,235	0.65%, 05/15/2048(3)(5)	$76,935
237,306	3.36%, 07/15/2045	248,401
	Morgan Stanley Bank of America Merrill Lynch Trust
6,349,018	1.00%, 12/15/2047(3)(5)	187,377
4,055,680	1.02%, 10/15/2048(3)(5)	149,891
700,000	2.92%, 02/15/2046	727,796
1,465,000	3.13%, 12/15/2048	1,527,823
880,000	3.18%, 08/15/2045	905,371
730,173	4.26%, 10/15/2046(3)	786,216
	Morgan Stanley Capital I Trust
2,613,287	1.42%, 06/15/2050(3)(5)	155,272
	Morgan Stanley Capital Trust
2,605,000	3.47%, 08/11/2033(1)	2,625,007
885,000	5.24%, 07/15/2049(1)(3)	459,800
37,927	5.67%, 10/12/2052(1)(3)	9,102
	MTRO Commercial Mortgage Trust
2,165,000	1.93%, 12/15/2033, 1 mo. USD LIBOR + 1.800%(1)(2)	2,150,237
	Natixis Commercial Mortgage Securities Trust
1,385,000	2.91%, 10/15/2036(1)	1,390,449
1,187,000	4.40%, 06/17/2038(1)	1,307,011
	Oaktown Re II Ltd.
826,212	1.68%, 07/25/2028, 1 mo. USD LIBOR + 1.550%(1)(2)	826,766
	SG Commercial Mortgage Securities Trust
5,770,000	2.63%, 03/15/2037(1)	6,027,947
	Stanwich Mortgage Loan Trust
5,098,443	3.48%, 11/16/2024(1)(4)	5,123,539
	Structured Agency Credit Risk Trust
7,594	0.88%, 09/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	7,594
	UBS Commercial Mortgage Trust
5,167,850	1.06%, 08/15/2050(3)(5)	251,394
	UBS-Barclays Commercial Mortgage Trust
920,000	2.85%, 12/10/2045	952,780
2,039,109	3.09%, 08/10/2049	2,107,322
	Wells Fargo Commercial Mortgage Trust
9,736,792	1.10%, 05/15/2048(3)(5)	352,364
10,000	3.17%, 02/15/2048	10,893
255,000	4.15%, 05/15/2048(3)	254,657
	Wells Fargo Mortgage Backed Securities Trust
131,763	4.00%, 11/25/2048(1)(3)	134,578
	Wells Fargo N.A.
3,540,000	0.00%, 02/15/2054	3,645,931
20,756,450	0.60%, 11/15/2062(3)(5)	924,538
10,569,993	0.65%, 11/15/2062(3)(5)	523,989
18,176,576	0.70%, 12/15/2052(3)(5)	963,244
21,459,691	0.84%, 09/15/2062(3)(5)	1,270,015
37,931,217	0.89%, 01/15/2063(3)(5)	2,545,883
21,370,401	0.90%, 05/15/2062(3)(5)	1,372,123
	WF-RBS Commercial Mortgage Trust
1,433,873	1.26%, 03/15/2047(3)(5)	45,483
802,927	2.87%, 11/15/2045	828,745
1,490,000	3.00%, 08/15/2045	1,530,206
1,545,000	3.02%, 11/15/2047(1)	92,700
740,000	3.07%, 03/15/2045	772,129
350,000	3.35%, 05/15/2045	367,045
225,000	4.05%, 03/15/2047	245,765
1,070,000	4.15%, 08/15/2046(3)	1,154,783
345,000	5.00%, 06/15/2044(1)(3)	135,535
770,000	5.58%, 04/15/2045(1)(3)	782,890

		146,594,572

	Other Asset-Backed Securities - 3.1%
	Affirm Asset Securitization Trust
3,867,527	1.90%, 01/15/2025(1)	3,896,424

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Affirm Asset Securitization Trust
$1,531,983	3.46%, 10/15/2024(1)	$1,557,636
	Bayview Koitere Fund Trust
1,323,307	4.00%, 11/28/2053(1)(3)	1,377,606
	Bayview Mortgage Fund Trust
2,356,255	3.50%, 01/28/2058(1)(3)	2,385,221
	Bayview Opportunity Master Fund Trust
1,445,493	3.50%, 01/28/2055(1)(3)	1,480,190
1,783,989	3.50%, 06/28/2057(1)(3)	1,829,515
2,645,671	4.00%, 10/28/2064(1)(3)	2,751,205
	Carlyle Vantage CLO Corp.
7,230,000	1.24%, 04/20/2031, 3 mo. USD LIBOR + 1.020%(1)(2)	7,229,292
	CF Hippolyta LLC
1,369,294	1.99%, 07/15/2060(1)	1,382,810
	Citigroup Mortgage Loan Trust
1,701,214	3.23%, 11/25/2070(1)(4)	1,710,206
	Domino’s Pizza Master Issuer LLC
1,494,900	3.67%, 10/25/2049(1)	1,593,743
3,220,863	4.12%, 07/25/2048(1)	3,384,192
	Dryden 55 CLO Ltd.
6,230,000	1.26%, 04/15/2031, 3 mo. USD LIBOR + 1.020%(1)(2)	6,223,409
	Madison Park Funding Ltd.
5,030,000	1.50%, 01/15/2033, 3 mo. USD LIBOR + 1.260%(1)(2)	5,035,875
	Mill City Mortgage Loan Trust
2,366,838	2.75%, 01/25/2061(1)(3)	2,428,359
416,449	3.25%, 05/25/2062(1)(3)	430,945
	New Residential Mortgage LLC
3,518,846	3.79%, 07/25/2054(1)	3,530,480
	Pretium Mortgage Credit Partners LLC
3,938,507	2.86%, 05/27/2059(1)(4)	3,953,092
	Sapphire Aviation Finance Ltd.
568,634	3.23%, 03/15/2040(1)	571,206
	Seasoned Credit Risk Transfer Trust
5,682,860	3.50%, 03/25/2058	6,150,080
	Summit Issuer LLC
1,895,000	2.29%, 12/20/2050(1)	1,903,118
	Towd Point Mortgage Trust
2,185,060	0.73%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	2,185,060
999,814	2.25%, 04/25/2056(1)(3)	1,005,453
993,431	2.75%, 08/25/2055(1)(3)	1,004,101
6,083,184	2.75%, 10/25/2056(1)(3)	6,196,124
951,400	2.75%, 04/25/2057(1)(3)	969,529
1,873,766	2.75%, 06/25/2057(1)(3)	1,935,677
1,903,071	2.75%, 07/25/2057(1)(3)	1,944,276
4,880,516	2.75%, 10/25/2057(1)(3)	5,024,935
30,685	3.00%, 03/25/2054(1)(3)	30,735
5,494,474	3.25%, 03/25/2058(1)(3)	5,741,649
	Vericrest Opportunity Loan Trust
5,201,577	3.97%, 04/25/2050(1)(4)	5,275,902
	VOLT LXXX LLC
2,852,001	3.23%, 10/25/2049(1)(4)	2,857,861
	VOLT LXXXIII LLC
1,176,042	3.33%, 11/26/2049(1)(4)	1,179,993
	VOLT LXXXIV LLC
3,326,764	3.43%, 12/27/2049(1)(4)	3,336,430
	VOLT XCI LLC
3,064,356	3.11%, 11/25/2050(1)(4)	3,076,017
	Wingstop Funding LLC
980,000	2.84%, 12/05/2050(1)	1,005,666

		103,574,012

	Whole Loan Collateral CMO - 5.7%
	Adjustable Rate Mortgage Trust
123,629	0.67%, 11/25/2035, 1 mo. USD LIBOR + 0.540%(2)	123,730
	Alternative Loan Trust

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Alternative Loan Trust
$1,461,946	0.67%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	$1,441,120
359,052	0.77%, 11/25/2035, 1 mo. USD LIBOR + 0.640%(2)	316,095
866,203	1.85%, 08/25/2035, 12 mo. USD MTA + 1.350%(2)	791,957
234,512	5.75%, 05/25/2036	153,900
197,488	6.00%, 05/25/2036	151,962
139,888	6.00%, 12/25/2036	86,729
	Angel Oak Mortgage Trust
6,018,544	0.99%, 04/25/2053(1)(3)	6,045,067
2,218,054	1.47%, 06/25/2065(1)(3)	2,230,292
	Angel Oak Mortgage Trust LLC
3,019,481	2.93%, 05/25/2059(1)(3)	3,046,405
710,061	3.63%, 03/25/2049(1)(3)	727,007
	Banc of America Funding Trust
396,914	0.73%, 05/20/2047, 1 mo. USD LIBOR + 0.600%(2)	395,901
1,392,570	5.77%, 05/25/2037(3)	1,451,716
54,323	5.85%, 01/25/2037(4)	55,708
	Bear Stearns Adjustable Rate Mortgage Trust
264,905	2.41%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	267,923
254,889	2.53%, 02/25/2036(3)	215,532
	Bear Stearns Alt-A Trust
1,218,181	0.63%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	1,510,943
	Bear Stearns Mortgage Funding Trust
357,760	0.31%, 10/25/2036, 1 mo. USD LIBOR + 0.180%(2)	315,940
	Bellemeade Re Ltd.
380,166	1.23%, 07/25/2029, 1 mo. USD LIBOR + 1.100%(1)(2)	380,244
185,851	1.43%, 03/25/2029, 1 mo. USD LIBOR + 1.300%(1)(2)	185,861
1,858,555	1.53%, 10/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	1,857,565
	Bunker Hill Loan Depositary Trust
3,567,227	1.72%, 02/25/2055(1)(3)	3,620,968
	CHL Mortgage Pass-Through Trust
416,745	0.81%, 03/25/2035, 1 mo. USD LIBOR + 0.680%(2)	384,996
546,404	2.70%, 11/20/2035(3)	475,916
692,084	3.00%, 09/25/2047(3)	657,408
137,149	3.40%, 06/20/2035(3)	141,435
329,081	3.59%, 04/20/2036(3)	257,366
	CIM Trust
2,839,191	3.00%, 04/25/2057(1)(3)	2,896,384
	Colombia Cent CLO Ltd.
1,906,815	1.37%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(2)	1,906,043
	COLT Mortgage Loan Trust
2,190,904	2.58%, 11/25/2049(1)(3)	2,216,210
1,406,897	2.76%, 08/25/2049(1)(3)	1,418,156
1,091,413	3.34%, 05/25/2049(1)(3)	1,095,789
	Connecticut Avenue Securities Trust
1,570,663	2.13%, 07/25/2039, 1 mo. USD LIBOR + 2.000%(1)(2)	1,572,886
1,647,319	2.23%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	1,650,013
1,201,369	2.28%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	1,204,196
1,269,414	2.28%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	1,260,483
1,702,516	2.43%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	1,706,567
	Credit Suisse First Boston Mortgage Securities Corp.
671,565	5.50%, 06/25/2035	619,727
	CSMC Trust
2,485,768	0.81%, 05/25/2065(1)(4)	2,487,911
1,706,842	3.25%, 04/25/2047(1)(3)	1,771,163
	Deephaven Residential Mortgage Trust
3,660,055	1.69%, 05/25/2065(1)	3,690,221
269,982	2.45%, 06/25/2047(1)(3)	270,605
3,239,335	2.96%, 07/25/2059(1)(3)	3,286,405
245,012	3.56%, 04/25/2059(1)(3)	246,564
	DSLA Mortgage Loan Trust
132,197	0.85%, 01/19/2045, 1 mo. USD LIBOR + 0.720%(2)	118,406
	Fannie Mae Connecticut Avenue Securities
151,848	2.13%, 03/25/2031, 1 mo. USD LIBOR + 2.000%(2)	152,015
705,499	2.68%, 12/25/2030, 1 mo. USD LIBOR + 2.550%(2)	710,792

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Fannie Mae Connecticut Avenue Securities
$980,217	4.48%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	$1,021,018
418,162	4.58%, 01/25/2029, 1 mo. USD LIBOR + 4.450%(2)	433,078
	GMACM Mortgage Loan Trust
271,373	2.96%, 09/19/2035(3)	256,734
63,394	3.41%, 04/19/2036(3)	56,084
	GSR Mortgage Loan Trust
1,880,880	0.43%, 01/25/2037, 1 mo. USD LIBOR + 0.300%(2)	515,654
862,963	2.99%, 01/25/2036(3)	871,851
108,935	2.99%, 10/25/2035(3)	80,724
	HarborView Mortgage Loan Trust
634,380	0.32%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(2)	600,088
1,168,009	0.37%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(2)	1,131,338
	Home Re Ltd.
689,529	1.73%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(2)	690,513
	IndyMac Index Mortgage Loan Trust
286,968	3.10%, 01/25/2036(3)	283,098
412,242	3.20%, 03/25/2036(3)	370,449
1,088,766	3.46%, 04/25/2037(3)	781,134
	JP Morgan Mortgage Trust
195,951	2.96%, 09/25/2035(3)	199,661
211,905	3.40%, 05/25/2036(3)	191,355
83,325	3.46%, 04/25/2037(3)	73,991
	LCM XX L.P.
2,521,025	1.26%, 10/20/2027, 3 mo. USD LIBOR + 1.040%(1)(2)	2,521,587
	Lehman XS Trust
412,206	0.34%, 07/25/2046, 1 mo. USD LIBOR + 0.210%(2)	413,185
	LSTAR Securities Investment Ltd.
1,448,512	1.64%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	1,437,823
3,460,762	1.64%, 05/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	3,455,462
	LSTAR Securities Investment Trust
471,935	1.64%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	468,710
1,897,860	1.84%, 03/01/2024, 1 mo. USD LIBOR + 1.700%(1)(2)	1,889,483
	Luminent Mortgage Trust
2,104,084	0.51%, 05/25/2046, 1 mo. USD LIBOR + 0.380%(2)	1,890,873
	MetLife Securitization Trust
1,196,456	3.00%, 04/25/2055(1)(3)	1,245,957
2,661,305	3.75%, 03/25/2057(1)(3)	2,823,320
	MFA Trust
1,235,096	1.01%, 01/26/2065(1)(3)	1,234,816
562,698	2.59%, 02/25/2057(1)(3)	569,423
	Morgan Stanley Mortgage Loan Trust
519,213	3.54%, 05/25/2036(3)	365,607
	Mortgage Insurance-Linked Notes
3,525,000	2.03%, 11/26/2029, 1 mo. USD LIBOR + 1.900%(1)(2)	3,529,825
	New Residential Mortgage Loan Trust
3,449,292	0.88%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	3,461,458
2,558,181	1.63%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(2)	2,584,208
1,454,934	2.49%, 09/25/2059(1)(3)	1,483,607
616,899	2.80%, 07/25/2049(1)(3)	621,248
825,602	3.23%, 08/25/2060(1)(4)	832,119
3,167,922	3.50%, 12/25/2057(1)(3)	3,331,933
2,648,012	3.50%, 08/25/2059(1)(3)	2,769,960
2,144,278	3.75%, 11/26/2035(1)(3)	2,280,655
803,463	3.75%, 01/25/2054(1)(3)	853,711
38,628	3.75%, 05/25/2054(1)(3)	41,218
2,262,118	3.75%, 11/25/2056(1)(3)	2,420,863
5,187,037	3.75%, 11/25/2058(1)(3)	5,581,906
4,091,994	4.00%, 02/25/2057(1)(3)	4,411,973
4,195,670	4.00%, 03/25/2057(1)(3)	4,509,020
2,798,353	4.00%, 04/25/2057(1)(3)	2,984,153
2,563,790	4.00%, 05/25/2057(1)(3)	2,747,021
3,435,385	4.00%, 08/27/2057(1)(3)	3,692,440
483,062	4.00%, 12/25/2057(1)(3)	517,755

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Oaktown Re III Ltd.
$252,546	1.53%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	$252,605
	OBX Trust
418,347	0.78%, 06/25/2057, 1 mo. USD LIBOR + 0.650%(1)(2)	418,362
	OZLM Ltd.
1,069,083	1.23%, 07/17/2029, 3 mo. USD LIBOR + 1.010%(1)(2)	1,066,580
3,196,393	1.26%, 04/30/2027, 3 mo. USD LIBOR + 1.050%(1)(2)	3,196,419
	PMT Credit Risk Transfer Trust
1,615,262	2.13%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	1,516,762
	Preston Ridge Partners Mortgage Trust LLC
1,514,857	2.36%, 11/25/2025(1)(4)	1,520,216
4,912,345	2.86%, 09/25/2025(1)(4)	4,954,584
1,434,948	3.50%, 10/25/2024(1)(3)	1,452,918
	Radnor RE Ltd.
324,545	1.33%, 06/25/2029, 1 mo. USD LIBOR + 1.200%(1)(2)	324,459
	RBSGC Mortgage Loan Trust
751,256	6.25%, 01/25/2037	745,883
	Residential Accredit Loans, Inc.
1,673,840	0.73%, 04/25/2036, 1 mo. USD LIBOR + 0.600%(2)	1,535,098
837,417	6.00%, 12/25/2035	833,209
	Residential Asset Securitization Trust
629,142	5.50%, 06/25/2035	554,344
	Residential Funding Mortgage Securities, Inc.
390,363	3.17%, 08/25/2035(3)	241,996
	Seasoned Credit Risk Transfer Trust
3,300,505	2.50%, 08/25/2059	3,470,909
2,165,572	3.50%, 11/25/2057	2,382,875
5,770,463	3.50%, 07/25/2058	6,365,204
5,784,579	3.50%, 10/25/2058	6,322,840
	Spruce Hill Mortgage Loan Trust
211,806	3.40%, 04/29/2049(1)(3)	215,119
	TBW Mortgage-Backed Trust
612,123	6.00%, 07/25/2036	417,323
	Vericrest Opportunity Loan Trust
1,223,791	3.18%, 10/25/2049(1)(4)	1,225,887
2,777,154	3.28%, 11/25/2049(1)(4)	2,780,072
	Verus Securitization Trust
2,748,000	0.82%, 10/25/2063(1)(3)	2,743,719
2,267,544	1.50%, 05/25/2065(1)(4)	2,294,553
2,700,882	2.78%, 07/25/2059(1)(4)	2,767,002
1,926,742	3.21%, 05/25/2059(1)(3)	1,943,031
3,317,101	3.60%, 08/25/2050(1)(4)	3,329,697
	WaMu Mortgage Pass-Through Certificates Trust
356,307	1.38%, 10/25/2046, 12 mo. USD MTA + 0.880%(2)	331,347
283,883	1.48%, 07/25/2046, 12 mo. USD MTA + 0.980%(2)	264,346
765,171	3.15%, 06/25/2037(3)	727,368
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
934,060	0.73%, 07/25/2036, 1 mo. USD LIBOR + 0.600%(2)	598,327
482,157	1.33%, 11/25/2046, 12 mo. USD MTA + 0.830%(2)	434,477
	Wells Fargo Commercial Mortgage Trust
17,877,022	0.90%, 09/15/2057(3)(5)	632,183
	Wells Fargo Mortgage-Backed Securities Trust
150,368	3.03%, 09/25/2036(3)	144,463
	Wells Fargo N.A.
1,841,225	1.03%, 04/15/2052(3)(5)	128,838

		190,231,326

	Total Asset & Commercial Mortgage-Backed Securities (cost $546,231,272)	$550,504,751

Corporate Bonds - 31.8%
	Advertising - 0.0%
	Lamar Media Corp.
615,000	3.75%, 02/15/2028	625,163

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Aerospace/Defense - 0.6%
	Boeing Co.
$2,420,000	5.04%, 05/01/2027	$2,817,070
1,675,000	5.15%, 05/01/2030	1,986,727
	DAE Funding LLC
65,000	4.50%, 08/01/2022(1)	65,442
70,000	5.00%, 08/01/2024(1)	72,618
	General Dynamics Corp.
925,000	4.25%, 04/01/2040	1,164,904
	L3Harris Technologies, Inc.
2,235,000	2.90%, 12/15/2029	2,436,961
2,105,000	3.85%, 06/15/2023	2,267,222
	Northrop Grumman Corp.
2,300,000	5.15%, 05/01/2040	3,085,765
	United Technologies Corp.
43,000	3.65%, 08/16/2023	46,226
2,790,000	3.95%, 08/16/2025	3,174,800
1,135,000	4.45%, 11/16/2038	1,387,450
510,000	4.63%, 11/16/2048	660,148

		19,165,333

	Agriculture - 0.7%
	Altria Group, Inc.
650,000	2.63%, 09/16/2026	700,929
976,000	3.88%, 09/16/2046	1,014,683
735,000	4.40%, 02/14/2026	846,345
1,670,000	4.80%, 02/14/2029	1,982,245
1,670,000	5.38%, 01/31/2044	2,079,331
1,760,000	5.80%, 02/14/2039	2,282,416
390,000	5.95%, 02/14/2049	529,157
	BAT Capital Corp.
3,405,000	2.26%, 03/25/2028	3,472,374
2,525,000	2.79%, 09/06/2024	2,692,288
835,000	3.46%, 09/06/2029	910,096
	BAT International Finance plc
3,425,000	1.67%, 03/25/2026	3,475,958
	Kernel Holding S.A.
1,945,000	6.50%, 10/17/2024(6)	2,065,337
	Philip Morris International, Inc.
2,680,000	2.10%, 05/01/2030	2,736,462

		24,787,621

	Apparel - 0.0%
	Hanesbrands, Inc.
940,000	4.88%, 05/15/2026(1)	1,017,550

	Auto Manufacturers - 0.1%
	General Motors Co.
1,395,000	5.20%, 04/01/2045	1,706,188
735,000	6.13%, 10/01/2025	885,888
	General Motors Financial Co., Inc.
1,640,000	1.25%, 01/08/2026	1,634,205

		4,226,281

	Auto Parts & Equipment - 0.0%
	Clarios Global L.P. / Clarios US Finance Co.
380,000	6.25%, 05/15/2026(1)	404,696

	Beverages - 0.8%
	Anheuser-Busch InBev Worldwide, Inc.
2,008,000	3.75%, 07/15/2042	2,212,812
1,165,000	4.35%, 06/01/2040	1,390,217
1,895,000	4.60%, 04/15/2048	2,295,627
700,000	4.75%, 04/15/2058	868,097
4,380,000	5.45%, 01/23/2039	5,740,362
	Constellation Brands, Inc.
815,000	2.65%, 11/07/2022	844,775

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Constellation Brands, Inc.
$560,000	2.88%, 05/01/2030	$601,970
2,183,000	3.15%, 08/01/2029	2,397,934
3,051,000	3.60%, 02/15/2028	3,456,345
1,540,000	4.40%, 11/15/2025	1,782,893
670,000	4.65%, 11/15/2028	809,510
	Diageo Capital plc
4,459,000	2.00%, 04/29/2030	4,566,541
	PepsiCo, Inc.
395,000	3.63%, 03/19/2050	470,739

		27,437,822

	Biotechnology - 0.6%
	Amgen, Inc.
615,000	1.90%, 02/21/2025	644,585
5,460,000	2.30%, 02/25/2031	5,676,825
1,110,000	2.65%, 05/11/2022	1,141,598
1,030,000	3.15%, 02/21/2040	1,088,442
1,385,000	3.38%, 02/21/2050	1,486,195
	Gilead Sciences, Inc.
4,935,000	1.65%, 10/01/2030	4,878,011
	Royalty Pharma plc
1,135,000	3.30%, 09/02/2040(1)	1,170,710
2,180,000	3.55%, 09/02/2050(1)	2,276,495

		18,362,861

	Chemicals - 0.2%
	Alpek S.A.B. de C.V.
1,460,000	4.25%, 09/18/2029(1)	1,574,610
	Chemours Co.
290,000	5.38%, 05/15/2027(7)	312,113
	Dow Chemical Co.
181,000	4.80%, 05/15/2049	230,515
	DuPont de Nemours, Inc.
2,940,000	4.21%, 11/15/2023	3,233,123
	LYB International Finance LLC
1,535,000	3.80%, 10/01/2060	1,589,022
	LYB International Finance LLC
875,000	1.25%, 10/01/2025	882,380
	Olin Corp.
385,000	5.13%, 09/15/2027	399,438

		8,221,201

	Commercial Banks - 5.4%
	Bank of America Corp.
2,175,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(8)	2,303,441
2,370,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(8)	2,607,522
10,385,000	3.37%, 01/23/2026, (3.37% fixed rate until 01/23/2025; 3 mo. USD LIBOR + 0.810% thereafter)(8)	11,393,363
3,750,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512% thereafter)(8)	4,268,223
1,070,000	3.86%, 07/23/2024, (3.86% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.940% thereafter)(8)	1,156,509
5,780,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(8)	6,996,821
3,185,000	7.75%, 05/14/2038	5,245,268
	Bank of New York Mellon Corp.
2,640,000	2.10%, 10/24/2024	2,797,920
	BNP Paribas S.A.
1,600,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(8)	1,603,351
2,435,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(8)	2,544,356

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Capital One Financial Corp.
$1,490,000	3.90%, 01/29/2024	$1,626,003
	China Construction Bank Corp.
805,000	0.99%, 09/24/2021, 3 mo. USD LIBOR + 0.750%(2)(6)	805,476
	Citigroup, Inc.
2,325,000	2.31%, 11/04/2022, (2.31% fixed rate until 11/04/2021; 3 mo. USD SOFR + 0.867% thereafter)(8)	2,357,211
1,355,000	3.20%, 10/21/2026	1,493,296
3,590,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(8)	3,883,539
1,240,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(8)	1,431,601
2,090,000	4.41%, 03/31/2031, (4.41% fixed rate until 03/31/2030; 3 mo. USD SOFR + 3.914% thereafter)(8)	2,482,829
1,780,000	4.45%, 09/29/2027	2,073,464
	Credit Suisse AG
360,000	0.53%, 02/04/2022, 3 mo. USD SOFR + 0.450%(2)	361,098
	Credit Suisse Group AG
4,615,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(8)(9)	5,047,610
	Credit Suisse Group Funding Guernsey Ltd.
360,000	2.51%, 04/16/2021, 3 mo. USD LIBOR + 2.290%(2)	361,685
	Danske Bank A/S
1,615,000	5.00%, 01/12/2022(1)	1,681,546
1,685,000	5.38%, 01/12/2024(1)	1,896,775
	Fifth Third Bancorp
2,110,000	2.38%, 01/28/2025	2,233,325
	Goldman Sachs Group, Inc.
1,410,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 3 mo. USD SOFR + 1.090% thereafter)(8)	1,411,522
1,660,000	2.88%, 10/31/2022, (2.88% fixed rate until 10/31/2021; 3 mo. USD LIBOR + 0.821% thereafter)(8)	1,690,102
2,720,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(8)	2,816,193
1,540,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(8)	1,762,236
1,165,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(8)	1,377,841
165,000	6.25%, 02/01/2041	250,156
2,680,000	6.75%, 10/01/2037	3,961,274
	HSBC Holdings plc
3,485,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(8)	3,526,504
1,125,000	3.60%, 05/25/2023	1,206,640
	Industrial & Commercial Bank of China Ltd.
250,000	0.96%, 05/21/2021, 3 mo. USD LIBOR + 0.750%(2)(6)	250,052
	JP Morgan Chase & Co.
3,015,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(8)	3,221,993
1,095,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(8)	1,180,797
665,000	3.11%, 04/22/2051, (3.11% fixed rate until 04/22/2050; 3 mo. USD SOFR + 2.440% thereafter)(8)	705,273
3,765,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(8)	4,055,403
1,785,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.945% thereafter)(8)	2,002,868
2,290,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(8)	2,614,247
1,570,000	3.80%, 07/23/2024, (3.80% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.890% thereafter)(8)	1,694,654
6,955,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(8)	7,906,041
1,285,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(8)	1,484,216

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	JP Morgan Chase & Co.
$2,000,000	4.02%, 12/05/2024, (4.02% fixed rate until 12/05/2023; 3 mo. USD LIBOR + 1.000% thereafter)(8)	$2,193,905
1,795,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD SOFR + 3.790% thereafter)(8)	2,155,651
	Morgan Stanley
5,915,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(8)	5,823,730
4,240,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(8)	4,223,582
1,030,000	2.63%, 11/17/2021	1,049,064
3,375,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. USD SOFR + 1.143% thereafter)(8)	3,582,921
4,020,000	2.75%, 05/19/2022	4,145,524
2,720,000	3.59%, 07/22/2028, (3.59% fixed rate until 07/22/2027; 3 mo. USD LIBOR + 1.340% thereafter)(8)	3,074,389
2,710,000	4.00%, 07/23/2025	3,071,513
1,250,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD LIBOR + 1.628% thereafter)(8)	1,493,215
	PNC Bank NA
595,000	2.70%, 10/22/2029	638,221
	PNC Financial Services Group, Inc.
2,725,000	2.20%, 11/01/2024	2,890,371
	Santander Holdings USA, Inc.
1,375,000	3.70%, 03/28/2022	1,419,726
	State Street Corp.
2,145,000	2.35%, 11/01/2025, (2.35% fixed rate until 11/01/2024; 3 mo. USD SOFR + 0.940% thereafter)(8)	2,286,926
1,190,000	2.90%, 03/30/2026, (2.90% fixed rate until 03/30/2025; 3 mo. USD SOFR + 2.600% thereafter)(8)	1,289,033
	Truist Bank
6,280,000	2.25%, 03/11/2030	6,475,205
	UBS Group AG
1,620,000	2.65%, 02/01/2022(1)	1,658,480
	UniCredit S.p.A.
2,275,000	6.57%, 01/14/2022(1)	2,393,509
	Wells Fargo & Co.
5,390,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 0.825% thereafter)(8)	5,692,821
1,615,000	2.63%, 07/22/2022	1,668,139
1,190,000	3.00%, 04/22/2026	1,298,885
1,555,000	3.00%, 10/23/2026	1,710,339
2,805,000	3.07%, 01/24/2023	2,880,274
2,715,000	3.75%, 01/24/2024	2,952,640
580,000	4.90%, 11/17/2045	739,033
925,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD LIBOR + 4.240% thereafter)(8)	1,269,732
410,000	5.61%, 01/15/2044	560,135

		180,407,207

	Commercial Services - 1.1%
	Ashtead Capital, Inc.
210,000	4.13%, 08/15/2025(1)	216,038
5,335,000	4.38%, 08/15/2027(1)	5,621,756
600,000	5.25%, 08/01/2026(1)	633,498
	Equifax, Inc.
1,255,000	2.60%, 12/15/2025	1,345,884
400,000	3.10%, 05/15/2030	436,849
	Gartner, Inc.
2,460,000	3.75%, 10/01/2030(1)	2,536,875
2,416,000	4.50%, 07/01/2028(1)	2,548,155
	Global Payments, Inc.
2,020,000	2.90%, 05/15/2030	2,159,868
910,000	3.20%, 08/15/2029	993,882
	Howard University (AGM Insured)

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Howard University (AGM Insured)
$2,000,000	2.70%, 10/01/2029	$2,073,411
1,205,000	3.48%, 10/01/2041	1,233,476
	IHS Markit Ltd.
4,315,000	4.13%, 08/01/2023	4,668,399
	Service Corp. International
7,045,000	3.38%, 08/15/2030	7,150,675
4,657,000	5.13%, 06/01/2029	5,125,541
	United Rentals North America, Inc.
205,000	4.00%, 07/15/2030	216,275

		36,960,582

	Construction Materials - 0.3%
	Carrier Global Corp.
1,830,000	2.70%, 02/15/2031	1,932,983
750,000	2.72%, 02/15/2030	792,610
	Standard Industries, Inc.
830,000	3.38%, 01/15/2031(1)	819,625
4,355,000	4.38%, 07/15/2030(1)	4,621,744
285,000	4.75%, 01/15/2028(1)	300,404
145,000	5.00%, 02/15/2027(1)	150,981

		8,618,347

	Diversified Financial Services - 0.3%
	GE Capital Funding LLC
2,245,000	4.40%, 05/15/2030(1)	2,594,058
	GE Capital International Funding Co.
905,000	4.42%, 11/15/2035	1,058,025
	ICBCIL Finance Co., Ltd.
250,000	1.17%, 05/15/2021, 3 mo. USD LIBOR + 0.950%(2)(6)	249,848
	Mastercard, Inc.
535,000	3.35%, 03/26/2030	613,274
	Navient Corp.
70,000	5.88%, 10/25/2024	74,288
190,000	6.13%, 03/25/2024	202,350
275,000	6.63%, 07/26/2021	281,187
270,000	7.25%, 01/25/2022	279,540
90,000	7.25%, 09/25/2023	99,113
	Power Finance Corp. Ltd.
4,450,000	3.95%, 04/23/2030(1)	4,680,510

		10,132,193

	Electric - 2.6%
	AES Corp.
3,100,000	3.30%, 07/15/2025(1)	3,370,382
	Alabama Power Co.
1,480,000	4.15%, 08/15/2044	1,806,133
	Berkshire Hathaway Energy Co.
865,000	1.65%, 05/15/2031(1)(7)	853,441
1,700,000	3.25%, 04/15/2028	1,928,690
260,000	4.25%, 10/15/2050(1)	323,101
	Centrais Eletricas Brasileiras S.A.
1,020,000	3.63%, 02/04/2025(1)	1,041,420
	Cleco Corporate Holdings LLC
1,105,000	3.38%, 09/15/2029	1,152,947
1,173,000	3.74%, 05/01/2026	1,304,646
70,000	4.97%, 05/01/2046	81,562
	Commonwealth Edison Co.
1,735,000	3.65%, 06/15/2046	2,003,733
360,000	4.00%, 03/01/2048	439,903
	Connecticut Light & Power Co.
365,000	4.00%, 04/01/2048	456,115
	Dominion Energy South Carolina, Inc.
400,000	5.10%, 06/01/2065	609,061
	Dominion Energy, Inc.
1,495,000	3.38%, 04/01/2030	1,672,102

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Duke Energy Carolinas LLC
$575,000	4.25%, 12/15/2041	$706,285
	Duke Energy Florida LLC
1,185,000	3.40%, 10/01/2046	1,318,527
	Duke Energy Indiana LLC
1,215,000	3.25%, 10/01/2049	1,311,009
	Duke Energy Progress LLC
1,435,000	4.38%, 03/30/2044	1,799,961
	Evergy Metro, Inc.
690,000	2.25%, 06/01/2030	725,193
	Evergy, Inc.
710,000	2.45%, 09/15/2024	750,865
2,010,000	2.90%, 09/15/2029	2,168,192
	Exelon Corp.
370,000	2.45%, 04/15/2021	370,925
2,095,000	3.95%, 06/15/2025	2,354,294
	FirstEnergy Corp.
350,000	1.60%, 01/15/2026	340,497
1,885,000	2.25%, 09/01/2030	1,794,374
	Florida Power & Light Co.
350,000	3.99%, 03/01/2049	440,236
	Georgia Power Co.
2,745,000	2.10%, 07/30/2023	2,860,903
1,590,000	4.30%, 03/15/2042	1,933,044
	IPALCO Enterprises, Inc.
1,230,000	3.70%, 09/01/2024	1,340,200
5,345,000	4.25%, 05/01/2030(1)	6,093,427
	ITC Holdings Corp.
2,305,000	2.95%, 05/14/2030(1)	2,502,179
	MidAmerican Energy Co.
900,000	3.15%, 04/15/2050	987,808
370,000	3.65%, 08/01/2048	434,196
	NextEra Energy Capital Holdings, Inc.
2,075,000	2.25%, 06/01/2030	2,139,763
	NextEra Energy Operating Partners L.P.
380,000	3.88%, 10/15/2026(1)	404,426
	NRG Energy, Inc.
2,190,000	2.00%, 12/02/2025(1)	2,271,665
2,190,000	2.45%, 12/02/2027(1)	2,284,431
	Oglethorpe Power Corp.
355,000	3.75%, 08/01/2050(1)	372,611
1,425,000	5.05%, 10/01/2048	1,769,888
	Oncor Electric Delivery Co. LLC
350,000	3.10%, 09/15/2049	385,349
495,000	5.75%, 03/15/2029	645,128
	Pacific Gas and Electric Co.
4,630,000	2.50%, 02/01/2031	4,600,383
	PacifiCorp
394,000	4.13%, 01/15/2049	484,165
350,000	4.15%, 02/15/2050	436,501
	Public Service Electric & Gas Co.
385,000	3.80%, 03/01/2046	461,563
	Public Service Enterprise Group, Inc.
3,020,000	1.60%, 08/15/2030	2,930,692
1,630,000	2.88%, 06/15/2024	1,747,792
	Puget Energy, Inc.
1,925,000	3.65%, 05/15/2025	2,122,107
2,520,000	4.10%, 06/15/2030	2,851,273
	Sempra Energy
210,000	4.00%, 02/01/2048	239,468
	Southern California Edison Co.
605,000	2.25%, 06/01/2030(7)	619,280
2,570,000	2.85%, 08/01/2029	2,755,211
1,190,000	3.65%, 02/01/2050	1,276,613
506,000	4.00%, 04/01/2047	564,181

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Southern California Edison Co.
$299,000	4.13%, 03/01/2048	$340,541
	Southern Co.
490,000	2.95%, 07/01/2023	517,028
1,520,000	3.25%, 07/01/2026	1,689,508
4,215,000	3.70%, 04/30/2030	4,786,957
30,000	4.40%, 07/01/2046	36,092
	Union Electric Co.
370,000	4.00%, 04/01/2048	449,503
	Xcel Energy, Inc.
315,000	3.50%, 12/01/2049	348,925

		86,806,395

	Energy-Alternate Sources - 0.0%
	FS Luxembourg Sarl
1,495,000	10.00%, 12/15/2025(1)	1,594,597

	Engineering & Construction - 0.1%
	International Airport Finance S.A.
3,611,614	12.00%, 03/15/2033(1)(7)	3,503,265

	Entertainment - 0.1%
	GLP Capital L.P. / GLP Financing II, Inc.
2,155,000	5.30%, 01/15/2029	2,523,835
	WMG Acquisition Corp.
310,000	3.88%, 07/15/2030(1)	316,200

		2,840,035

	Environmental Control - 0.3%
	Clean Harbors, Inc.
6,845,000	4.88%, 07/15/2027(1)	7,206,895
275,000	5.13%, 07/15/2029(1)	298,375
	Waste Management, Inc.
720,000	2.50%, 11/15/2050	672,284
280,000	4.15%, 07/15/2049	347,307

		8,524,861

	Food - 0.6%
	Conagra Brands, Inc.
2,825,000	1.38%, 11/01/2027	2,820,834
655,000	4.30%, 05/01/2024	728,954
940,000	4.60%, 11/01/2025	1,092,597
1,068,000	4.85%, 11/01/2028	1,305,649
330,000	5.40%, 11/01/2048	455,848
	Kellogg Co.
1,445,000	3.40%, 11/15/2027	1,632,352
	Kraft Heinz Foods Co.
45,000	3.75%, 04/01/2030	48,248
115,000	4.25%, 03/01/2031	129,203
5,000	4.63%, 01/30/2029	5,706
	MARB BondCo plc
1,900,000	3.95%, 01/29/2031(1)	1,890,500
	Minerva Luxembourg S.A.
4,655,000	6.50%, 09/20/2026(6)	4,899,388
	Mondelez International, Inc.
1,735,000	1.50%, 02/04/2031	1,678,112
	NBM U.S. Holdings, Inc.
2,745,000	7.00%, 05/14/2026(1)	2,948,130
	Post Holdings, Inc.
375,000	5.63%, 01/15/2028(1)	397,969
	TreeHouse Foods, Inc.
285,000	6.00%, 02/15/2024(1)	289,988

		20,323,478

	Food Service - 0.0%
	Aramark Services, Inc.
160,000	5.00%, 02/01/2028(1)(7)	166,800

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Forest Products & Paper - 0.2%
	Suzano Austria GmbH
$6,510,000	5.00%, 01/15/2030	$7,359,620

	Gas - 0.3%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
40,000	5.63%, 05/20/2024	44,008
500,000	5.88%, 08/20/2026	573,738
	Dominion Energy Gas Holdings LLC
1,210,000	2.50%, 11/15/2024	1,287,942
	NiSource, Inc.
2,015,000	3.49%, 05/15/2027	2,269,372
3,515,000	3.60%, 05/01/2030	3,982,928
	Sempra Energy
1,680,000	3.40%, 02/01/2028	1,881,220
1,110,000	3.80%, 02/01/2038	1,265,315

		11,304,523

	Healthcare-Products - 0.5%
	Alcon Finance Corp.
2,615,000	2.75%, 09/23/2026(1)	2,856,627
1,120,000	3.00%, 09/23/2029(1)	1,214,322
	Baxter International, Inc.
1,070,000	3.95%, 04/01/2030(1)	1,252,828
	Becton Dickinson and Co.
3,425,000	3.36%, 06/06/2024	3,717,934
	Boston Scientific Corp.
1,820,000	1.90%, 06/01/2025	1,897,884
4,120,000	3.75%, 03/01/2026	4,650,798
	Hill-Rom Holdings, Inc.
685,000	4.38%, 09/15/2027(1)	711,544
	Teleflex, Inc.
285,000	4.25%, 06/01/2028(1)	299,549

		16,601,486

	Healthcare-Services - 0.8%
	Anthem, Inc.
1,895,000	3.50%, 08/15/2024	2,073,993
720,000	4.63%, 05/15/2042	910,534
	Centene Corp.
75,000	4.25%, 12/15/2027	79,341
8,035,000	4.63%, 12/15/2029	8,908,445
	CommonSpirit Health
335,000	3.35%, 10/01/2029	370,696
	HCA, Inc.
80,000	3.50%, 09/01/2030	82,934
650,000	5.63%, 09/01/2028	761,261
	Rede D’or Finance S.a.r.l.
7,125,000	4.50%, 01/22/2030(1)	7,281,892
	Sutter Health
1,270,000	3.36%, 08/15/2050	1,373,818
	UnitedHealth Group, Inc.
1,335,000	2.38%, 08/15/2024	1,420,351
1,165,000	3.50%, 08/15/2039	1,322,391
535,000	4.75%, 07/15/2045	721,447

		25,307,103

	Home Builders - 0.3%
	PulteGroup, Inc.
7,105,000	5.50%, 03/01/2026	8,473,423
	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc.
375,000	5.63%, 03/01/2024(1)	406,875
	Toll Brothers Finance Corp.
310,000	3.80%, 11/01/2029	335,575
475,000	4.88%, 11/15/2025	535,563

		9,751,436

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Insurance - 1.0%
		American International Group, Inc.
	$5,475,000	2.50%, 06/30/2025	$5,836,938
		Aon Corp.
	1,580,000	2.20%, 11/15/2022	1,632,511
		Brighthouse Financial, Inc.
	6,690,000	5.63%, 05/15/2030	8,185,788
		Genworth Holdings, Inc.
	10,000	4.80%, 02/15/2024	9,344
	350,000	4.90%, 08/15/2023	329,000
		Marsh & McLennan Cos., Inc.
	1,275,000	3.88%, 03/15/2024	1,403,705
	1,290,000	4.38%, 03/15/2029	1,546,919
	1,025,000	4.75%, 03/15/2039	1,328,613
		Massachusetts Mutual Life Insurance Co.
	282,000	3.73%, 10/15/2070(1)	302,463
		MGIC Investment Corp.
	95,000	5.25%, 08/15/2028	101,650
	380,000	5.75%, 08/15/2023	412,300
		New York Life Global Funding
	2,730,000	2.00%, 01/22/2025(1)	2,870,666
		New York Life Insurance Co.
	415,000	3.75%, 05/15/2050(1)	478,633
		Progressive Corp.
	1,390,000	3.20%, 03/26/2030	1,577,358
		Unum Group
	595,000	4.00%, 06/15/2029	661,250
	1,610,000	4.50%, 03/15/2025	1,829,715
	1,360,000	4.50%, 12/15/2049	1,462,646
		Voya Financial, Inc.
	45,000	4.80%, 06/15/2046	56,204
		Willis North America, Inc.
	795,000	3.60%, 05/15/2024	867,467
	2,135,000	4.50%, 09/15/2028	2,532,386

			33,425,556

		Internet - 0.5%
		Alibaba Group Holding Ltd.
	2,280,000	3.40%, 12/06/2027	2,530,042
	200,000	4.20%, 12/06/2047	235,426
		Amazon.com, Inc.
	2,030,000	3.88%, 08/22/2037	2,466,005
		NortonLifeLock, Inc.
	5,515,000	5.00%, 04/15/2025(1)	5,613,167
		Tencent Holdings Ltd.
	2,275,000	2.39%, 06/03/2030(1)	2,295,520
	1,105,000	3.60%, 01/19/2028(1)	1,209,323
	1,320,000	3.98%, 04/11/2029(1)	1,484,297

			15,833,780

		Iron/Steel - 0.2%
		Commercial Metals Co.
	285,000	5.38%, 07/15/2027	301,388
		Metinvest B.V.
EUR	1,985,000	5.63%, 06/17/2025(1)	2,486,992
		Vale Overseas Ltd.
	$3,585,000	3.75%, 07/08/2030	3,929,518

			6,717,898

		IT Services - 0.8%
		Apple, Inc.
	2,840,000	1.13%, 05/11/2025	2,903,784
	1,775,000	2.20%, 09/11/2029	1,875,036
	595,000	2.65%, 05/11/2050	597,894
	505,000	3.45%, 02/09/2045	575,229
	355,000	4.38%, 05/13/2045	462,527

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Booz Allen Hamilton, Inc.
$7,531,000	3.88%, 09/01/2028(1)	$7,738,103
	HP, Inc.
1,365,000	2.20%, 06/17/2025	1,433,476
1,365,000	3.00%, 06/17/2027	1,495,451
	IBM Corp.
1,800,000	3.00%, 05/15/2024	1,944,682
2,840,000	3.50%, 05/15/2029	3,227,690
275,000	4.25%, 05/15/2049	340,216
	International Business Machines Corp.
2,155,000	1.95%, 05/15/2030	2,188,124
1,185,000	2.95%, 05/15/2050	1,193,627
	Leidos, Inc.
1,370,000	3.63%, 05/15/2025(1)	1,520,933

		27,496,772

	Lodging - 0.1%
	Hilton Domestic Operating Co., Inc.
170,000	5.38%, 05/01/2025(1)	179,392
	Las Vegas Sands Corp.
2,075,000	3.50%, 08/18/2026	2,205,203

		2,384,595

	Machinery - Construction & Mining - 0.0%
	BWX Technologies, Inc.
145,000	5.38%, 07/15/2026(1)	149,949

	Machinery-Diversified - 0.2%
	John Deere Capital Corp.
725,000	1.20%, 04/06/2023	738,364
820,000	1.75%, 03/09/2027	854,610
	Otis Worldwide Corp.
5,025,000	2.57%, 02/15/2030	5,305,055

		6,898,029

	Media - 1.9%
	CCO Holdings LLC / CCO Holdings Capital Corp.
1,410,000	4.25%, 02/01/2031(1)	1,448,775
1,468,000	4.50%, 08/15/2030(1)	1,545,980
380,000	5.00%, 02/01/2028(1)	399,190
30,000	5.13%, 05/01/2027(1)	31,495
170,000	5.75%, 02/15/2026(1)	175,406
	Charter Communications Operating LLC / Charter Communications Operating Capital
2,710,000	2.30%, 02/01/2032	2,633,943
335,000	3.70%, 04/01/2051	329,105
1,305,000	4.80%, 03/01/2050	1,480,963
1,225,000	5.13%, 07/01/2049	1,446,112
465,000	5.75%, 04/01/2048	593,341
5,280,000	6.48%, 10/23/2045	7,212,141
1,060,000	6.83%, 10/23/2055	1,541,444
	Comcast Corp.
545,000	3.20%, 07/15/2036	599,443
2,055,000	3.25%, 11/01/2039	2,236,349
365,000	3.40%, 07/15/2046	399,046
2,705,000	3.75%, 04/01/2040	3,133,333
40,000	4.05%, 11/01/2052	48,561
630,000	4.60%, 10/15/2038	797,627
830,000	4.65%, 07/15/2042	1,074,574
100,000	4.70%, 10/15/2048	132,360
245,000	4.75%, 03/01/2044	322,370
700,000	4.95%, 10/15/2058	991,912
	Cox Communications, Inc.
4,245,000	3.15%, 08/15/2024(1)	4,587,297
	CSC Holdings LLC
6,410,000	3.38%, 02/15/2031(1)	6,255,198
320,000	4.13%, 12/01/2030(1)	327,360

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	CSC Holdings LLC
$200,000	5.38%, 02/01/2028(1)	$212,138
575,000	5.50%, 04/15/2027(1)	606,452
	Discovery Communications LLC
948,000	3.80%, 03/13/2024	1,032,453
2,000	3.95%, 06/15/2025	2,236
1,060,000	3.95%, 03/20/2028	1,206,950
2,255,000	4.00%, 09/15/2055(1)	2,421,515
954,000	5.30%, 05/15/2049	1,223,341
	DISH DBS Corp.
95,000	5.88%, 07/15/2022	98,929
505,000	5.88%, 11/15/2024	523,316
	NBCUniversal Media LLC
1,104,000	5.95%, 04/01/2041	1,614,636
	Sirius XM Radio, Inc.
320,000	4.13%, 07/01/2030(1)	329,981
	TEGNA, Inc.
390,000	4.63%, 03/15/2028(1)	395,362
	Time Warner Cable LLC
2,482,000	4.50%, 09/15/2042	2,816,548
890,000	6.55%, 05/01/2037	1,217,237
	Time Warner Entertainment Co. L.P.
1,910,000	8.38%, 07/15/2033	2,880,428
	Vertical U.S Newco, Inc.
380,000	5.25%, 07/15/2027(1)	399,000
	ViacomCBS, Inc.
1,070,000	4.20%, 05/19/2032	1,265,867
3,775,000	4.95%, 01/15/2031	4,657,205
45,000	5.88%, 02/28/2057, (5.88% fixed rate until 02/28/2022; 3 mo. USD LIBOR + 3.895% thereafter)(8)	46,237
50,000	6.25%, 02/28/2057, (6.25% fixed rate until 02/28/2027; 3 mo. USD LIBOR + 3.899% thereafter)(8)	56,125
	Videotron Ltd.
380,000	5.13%, 04/15/2027(1)	402,078
480,000	5.38%, 06/15/2024(1)	526,800

		63,678,159

	Mining - 0.2%
	Anglo American Capital plc
1,855,000	2.63%, 09/10/2030(1)	1,901,815
2,510,000	4.88%, 05/14/2025(1)	2,898,934
	Kaiser Aluminum Corp.
250,000	4.63%, 03/01/2028(1)	257,880

		5,058,629

	Miscellaneous Manufacturing - 0.1%
	General Electric Co.
1,625,000	3.63%, 05/01/2030	1,802,437
	Ingersoll-Rand Global Holding Co., Ltd.
810,000	2.90%, 02/21/2021	811,178
	Ingersoll-Rand Luxembourg Finance S.A.
385,000	4.50%, 03/21/2049	495,348

		3,108,963

	Office/Business Equipment - 0.2%
	CDW LLC / CDW Finance Corp.
5,641,000	3.25%, 02/15/2029	5,677,272
320,000	4.13%, 05/01/2025	331,600
250,000	4.25%, 04/01/2028	260,625
	Xerox Holdings Corp.
470,000	5.50%, 08/15/2028(1)	484,546

		6,754,043

	Oil & Gas - 0.9%
	Aker BP ASA
150,000	5.88%, 03/31/2025(1)	154,530

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Apache Corp.
	$70,000	4.25%, 01/15/2030	$69,125
	310,000	4.88%, 11/15/2027	318,525
		BP Capital Markets America, Inc.
	390,000	3.63%, 04/06/2030	442,590
		Continental Resources, Inc.
	95,000	4.38%, 01/15/2028(7)	97,375
	260,000	5.75%, 01/15/2031(1)	281,398
		Equinor ASA
	2,500,000	1.75%, 01/22/2026	2,604,125
	1,420,000	3.63%, 04/06/2040	1,624,995
	1,230,000	3.70%, 04/06/2050	1,408,191
		Exxon Mobil Corp.
	2,125,000	4.23%, 03/19/2040	2,560,020
		Hess Corp.
	76,000	6.00%, 01/15/2040	92,833
	606,000	7.13%, 03/15/2033	796,606
	1,925,000	7.30%, 08/15/2031	2,512,508
		Marathon Petroleum Corp.
	3,025,000	4.70%, 05/01/2025	3,455,467
		Ovintiv, Inc.
	55,000	6.50%, 08/15/2034	67,401
	50,000	6.50%, 02/01/2038	59,491
	13,000	7.20%, 11/01/2031	16,368
	102,000	7.38%, 11/01/2031	129,842
		Pioneer Natural Resources Co.
	3,095,000	2.15%, 01/15/2031	3,056,271
		Saudi Arabian Oil Co.
	570,000	1.63%, 11/24/2025(1)	580,385
	1,045,000	2.25%, 11/24/2030(1)	1,042,317
	849,000	2.88%, 04/16/2024(1)	898,705
		SM Energy Co.
	130,000	6.13%, 11/15/2022	126,100
		Suncor Energy, Inc.
	790,000	6.50%, 06/15/2038	1,084,304
		Sunoco L.P. / Sunoco Finance Corp.
	585,000	5.50%, 02/15/2026	602,556
		Tullow Oil plc
	1,870,000	7.00%, 03/01/2025(1)	1,221,765
		Valero Energy Corp.
	1,500,000	2.15%, 09/15/2027	1,516,106
	937,000	4.00%, 04/01/2029	1,035,499
	1,095,000	4.90%, 03/15/2045	1,265,202
		YPF S.A.
ARS	81,010,352	16.50%, 05/09/2022(1)	602,247

			29,722,847

		Oil & Gas Services - 0.2%
		Borets Finance DAC
	$5,680,000	6.00%, 09/17/2026(1)	5,926,512
		Halliburton Co.
	1,295,000	4.85%, 11/15/2035	1,499,226

			7,425,738

		Packaging & Containers - 0.3%
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
	430,000	4.13%, 08/15/2026(1)	443,438
		Ball Corp.
	6,570,000	4.00%, 11/15/2023	7,021,687
		Graphic Packaging International LLC
	200,000	3.50%, 03/01/2029(1)	204,750
		Mondelez International, Inc.
	1,775,000	1.50%, 05/04/2025	1,831,873
		Owens-Brockway Glass Container, Inc.
	620,000	5.88%, 08/15/2023(1)	663,400

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
$10,000	5.13%, 07/15/2023(1)	$10,124

		10,175,272

	Pharmaceuticals - 1.1%
	AbbVie, Inc.
2,605,000	2.95%, 11/21/2026	2,860,789
2,330,000	3.20%, 11/21/2029	2,576,719
2,110,000	4.25%, 11/21/2049	2,543,938
1,020,000	4.63%, 10/01/2042	1,258,427
	Bausch Health Cos., Inc.
460,000	5.75%, 08/15/2027(1)	495,075
270,000	7.00%, 01/15/2028(1)	292,194
	Baxalta, Inc.
77,000	3.60%, 06/23/2022	80,034
	Bayer U.S. Finance LLC
2,580,000	4.25%, 12/15/2025(1)	2,944,605
975,000	4.88%, 06/25/2048(1)	1,240,526
	Becton Dickinson and Co.
1,910,000	2.82%, 05/20/2030	2,061,652
	Bristol-Myers Squibb Co.
4,265,000	0.75%, 11/13/2025	4,273,928
1,110,000	2.55%, 11/13/2050	1,071,383
	CVS Health Corp.
2,680,000	4.13%, 04/01/2040	3,111,359
580,000	5.05%, 03/25/2048	756,618
1,670,000	5.13%, 07/20/2045	2,178,367
	GlaxoSmithKline Capital, Inc.
3,015,000	3.63%, 05/15/2025	3,360,835
	Pfizer, Inc.
1,105,000	2.63%, 04/01/2030	1,203,089
	Teva Pharmaceutical Finance Netherlands B.V.
4,000,000	3.15%, 10/01/2026	3,815,800
	Upjohn, Inc.
860,000	1.65%, 06/22/2025(1)	885,460

		37,010,798

	Pipelines - 1.3%
	Cheniere Energy Partners L.P.
55,000	4.50%, 10/01/2029	58,961
140,000	5.63%, 10/01/2026	145,950
	DCP Midstream Operating L.P.
100,000	3.88%, 03/15/2023	102,750
200,000	4.95%, 04/01/2022	205,888
70,000	5.60%, 04/01/2044	73,150
	Energy Transfer Operating L.P.
1,340,000	3.75%, 05/15/2030	1,410,585
1,280,000	4.95%, 06/15/2028	1,459,675
880,000	5.15%, 03/15/2045	925,898
1,420,000	5.25%, 04/15/2029	1,636,554
2,710,000	6.13%, 12/15/2045	3,038,902
515,000	6.25%, 04/15/2049	607,775
	EQM Midstream Partners L.P.
135,000	5.50%, 07/15/2028	139,825
145,000	6.50%, 07/01/2027(1)	156,614
	Galaxy Pipeline Assets Bidco Ltd.
7,410,000	2.63%, 03/31/2036(1)	7,481,254
	MPLX L.P.
945,000	1.75%, 03/01/2026	963,087
40,000	4.00%, 02/15/2025	44,123
965,000	4.25%, 12/01/2027	1,108,636
1,920,000	4.70%, 04/15/2048	2,148,769
265,000	5.20%, 03/01/2047	314,419
230,000	5.20%, 12/01/2047	267,135

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	MPLX L.P.
$195,000	5.50%, 02/15/2049	$242,843
	ONEOK, Inc.
325,000	3.10%, 03/15/2030	337,008
240,000	4.00%, 07/13/2027	266,277
1,070,000	4.45%, 09/01/2049	1,097,602
1,155,000	5.85%, 01/15/2026	1,378,190
555,000	6.00%, 06/15/2035	680,690
220,000	7.15%, 01/15/2051	300,176
	Phillips 66 Partners L.P.
2,615,000	4.90%, 10/01/2046	2,892,566
	Sabine Pass Liquefaction LLC
2,100,000	4.50%, 05/15/2030(1)	2,443,640
825,000	5.88%, 06/30/2026	997,954
	Sunoco Logistics Partners Operations L.P.
1,750,000	4.00%, 10/01/2027	1,926,949
165,000	5.30%, 04/01/2044	174,054
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
320,000	4.88%, 02/01/2031(1)	335,200
	TransCanada PipeLines Ltd.
2,305,000	4.10%, 04/15/2030	2,672,890
1,470,000	4.63%, 03/01/2034	1,764,055
	Western Midstream Operating L.P.
95,000	4.75%, 08/15/2028	100,463
360,000	5.05%, 02/01/2030	396,000
	Williams Cos., Inc.
75,000	4.90%, 01/15/2045	86,682
145,000	5.10%, 09/15/2045	174,426
275,000	5.80%, 11/15/2043	343,682
605,000	6.30%, 04/15/2040	790,247

		41,691,544

	Real Estate Investment Trusts - 0.8%
	American Tower Corp.
3,290,000	1.50%, 01/31/2028	3,269,819
1,235,000	2.10%, 06/15/2030	1,241,601
1,140,000	2.40%, 03/15/2025	1,204,340
2,335,000	2.95%, 01/15/2051	2,250,580
	Brixmor Operating Partnership L.P.
2,995,000	4.05%, 07/01/2030	3,385,661
	GLP Capital L.P. / GLP Financing II, Inc.
2,720,000	4.00%, 01/15/2031	2,960,176
1,605,000	5.75%, 06/01/2028	1,908,048
	SBA Tower Trust
2,245,000	2.84%, 01/15/2025(1)	2,405,168
4,130,000	3.17%, 04/11/2022(1)	4,162,161
2,040,000	3.45%, 03/15/2023(1)	2,167,188
	VEREIT Operating Partnership L.P.
160,000	2.20%, 06/15/2028	163,526
190,000	2.85%, 12/15/2032	195,474
570,000	3.40%, 01/15/2028	626,548
	VICI Properties L.P. / VICI Note Co., Inc.
150,000	3.75%, 02/15/2027(1)	152,250
145,000	4.25%, 12/01/2026(1)	149,981

		26,242,521

	Retail - 0.8%
	1011778 BC ULC / New Red Finance, Inc.
995,000	3.88%, 01/15/2028(1)	1,009,726
77,000	4.25%, 05/15/2024(1)	78,354
	AutoZone, Inc.
2,100,000	3.63%, 04/15/2025(7)	2,336,266
	FirstCash, Inc.
4,533,000	4.63%, 09/01/2028(1)	4,698,681

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Home Depot, Inc.
$3,065,000	3.30%, 04/15/2040	$3,458,924
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
390,000	4.75%, 06/01/2027(1)	409,500
	Lithia Motors, Inc.
330,000	4.63%, 12/15/2027(1)	348,150
	Lowe’s Cos., Inc.
3,975,000	1.70%, 10/15/2030	3,904,216
2,660,000	3.38%, 09/15/2025	2,962,853
210,000	3.70%, 04/15/2046	237,910
	McDonald’s Corp.
1,495,000	3.35%, 04/01/2023	1,586,431
790,000	3.50%, 07/01/2027	898,112
2,350,000	3.63%, 09/01/2049	2,641,041
750,000	4.20%, 04/01/2050	919,735
	Suburban Propane Partners L.P. / Suburban Energy Finance Corp.
295,000	5.88%, 03/01/2027	307,537
	United Rentals North America, Inc.
584,000	4.88%, 01/15/2028	622,690
	William Carter Co.
1,455,000	5.63%, 03/15/2027(1)	1,536,844

		27,956,970

	Semiconductors - 1.1%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
595,000	3.88%, 01/15/2027	664,200
	Broadcom, Inc.
2,000,000	2.60%, 02/15/2033(1)	1,977,357
500,000	3.75%, 02/15/2051(1)	510,668
870,000	4.25%, 04/15/2026	986,319
8,635,000	5.00%, 04/15/2030	10,282,319
	Entegris, Inc.
540,000	4.38%, 04/15/2028(1)	569,700
250,000	4.63%, 02/10/2026(1)	258,906
	Intel Corp.
1,095,000	3.10%, 02/15/2060	1,134,413
840,000	4.10%, 05/19/2046	1,026,620
	Microchip Technology, Inc.
3,640,000	2.67%, 09/01/2023(1)	3,809,029
110,000	4.25%, 09/01/2025(1)	115,193
	NVIDIA Corp.
2,500,000	3.50%, 04/01/2040	2,866,765
	NXP B.V. / NXP Funding LLC
900,000	4.63%, 06/01/2023(1)	981,652
3,892,000	4.88%, 03/01/2024(1)	4,371,357
1,131,000	5.35%, 03/01/2026(1)	1,351,536
1,205,000	5.55%, 12/01/2028(1)	1,499,914
	NXP B.V. / NXP Funding LLC / NXP USA, Inc.
40,000	3.15%, 05/01/2027(1)	43,990
127,000	4.30%, 06/18/2029(1)	148,073
	Qorvo, Inc.
245,000	3.38%, 04/01/2031(1)	250,512
	QUALCOMM, Inc.
596,000	4.65%, 05/20/2035	775,808
1,459,000	4.80%, 05/20/2045	1,986,530
	Sensata Technologies B.V.
300,000	5.00%, 10/01/2025(1)	330,750

		35,941,611

	Software - 1.2%
	Black Knight InfoServ LLC
6,085,000	3.63%, 09/01/2028(1)	6,157,716
	CDK Global, Inc.
150,000	4.88%, 06/01/2027	157,687
415,000	5.25%, 05/15/2029(1)	449,781

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Fair Isaac Corp.
$489,000	4.00%, 06/15/2028(1)	$504,257
	Fidelity National Information Services, Inc.
1,936,000	3.75%, 05/21/2029	2,226,484
490,000	4.25%, 05/15/2028	572,612
	Fiserv, Inc.
3,840,000	2.25%, 06/01/2027	4,056,279
1,560,000	3.20%, 07/01/2026	1,727,915
	IQVIA, Inc.
1,155,000	5.00%, 05/15/2027(1)	1,216,074
	Microsoft Corp.
179,000	2.68%, 06/01/2060	181,046
830,000	3.70%, 08/08/2046	1,017,761
1,221,000	3.95%, 08/08/2056	1,586,903
	MSCI, Inc.
45,000	3.63%, 09/01/2030(1)	47,756
1,317,000	3.88%, 02/15/2031(1)	1,406,056
225,000	4.00%, 11/15/2029(1)	239,990
5,656,000	5.38%, 05/15/2027(1)	6,074,996
	Open Text Corp.
440,000	3.88%, 02/15/2028(1)	449,900
255,000	5.88%, 06/01/2026(1)	265,200
	Oracle Corp.
85,000	3.60%, 04/01/2040	95,436
4,945,000	3.85%, 04/01/2060	5,702,678
2,065,000	4.00%, 11/15/2047	2,430,757
	SS&C Technologies, Inc.
3,390,000	5.50%, 09/30/2027(1)	3,594,112
	Western Digital Corp.
250,000	4.75%, 02/15/2026	277,187

		40,438,583

	Telecommunications - 2.5%
	AT&T, Inc.
4,190,000	3.50%, 02/01/2061	3,964,784
3,141,000	3.55%, 09/15/2055(1)	2,988,511
3,330,000	3.65%, 06/01/2051	3,318,284
177,000	3.65%, 09/15/2059(1)	169,284
1,854,000	3.80%, 12/01/2057(1)	1,837,105
3,835,000	4.50%, 05/15/2035	4,543,249
	GTP Acquisition Partners LLC
4,500,000	3.48%, 06/16/2025(1)	4,851,075
	Nokia Oyj
1,520,000	4.38%, 06/12/2027	1,678,870
455,000	6.63%, 05/15/2039	596,173
	SoftBank Group Corp.
4,535,000	6.00%, 07/19/2023, (6.00% fixed rate until 07/19/2023; 5 year USD ICE Swap + 4.226% thereafter)(6)(8)(9)	4,432,963
	Sprint Corp.
325,000	7.13%, 06/15/2024	378,963
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3,115,000	5.15%, 03/20/2028(1)	3,626,016
	T-Mobile USA, Inc.
4,400,000	2.05%, 02/15/2028(1)	4,508,064
1,520,000	3.30%, 02/15/2051(1)	1,485,868
4,605,000	3.50%, 04/15/2025(1)	5,047,980
4,975,000	3.88%, 04/15/2030(1)	5,628,516
1,330,000	4.50%, 04/15/2050(1)	1,567,272
5,647,000	6.50%, 01/15/2026	5,824,372
	Telecom Italia Capital S.A.
145,000	6.00%, 09/30/2034	173,275
215,000	7.72%, 06/04/2038	302,075
	Telefonica Celular del Paraguay S.A.
3,065,000	5.88%, 04/15/2027(1)	3,236,334

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Telefonica Emisiones S.A.
	$420,000	5.21%, 03/08/2047	$529,816
		VEON Holdings B.V.
	2,710,000	3.38%, 11/25/2027(1)	2,779,105
		Verizon Communications, Inc.
	1,640,000	2.65%, 11/20/2040	1,593,433
	985,000	2.88%, 11/20/2050	945,561
	877,000	2.99%, 10/30/2056(1)	837,481
	1,630,000	3.15%, 03/22/2030	1,789,148
	485,000	4.00%, 03/22/2050	558,565
	1,971,000	4.27%, 01/15/2036	2,397,019
	465,000	4.40%, 11/01/2034	567,634
	1,525,000	4.50%, 08/10/2033	1,877,415
	1,020,000	4.67%, 03/15/2055	1,302,642
	2,020,000	4.81%, 03/15/2039	2,558,043
	690,000	5.01%, 08/21/2054	931,816
		Vmed UK Financing plc
	610,000	4.25%, 01/31/2031(1)	608,603
		Vodafone Group plc
	1,935,000	6.15%, 02/27/2037	2,716,915

			82,152,229

		Transportation - 0.4%
		FedEx Corp.
	835,000	3.30%, 03/15/2027	931,144
	1,770,000	4.25%, 05/15/2030	2,102,044
		Penske Truck Leasing Co. L.P. / PTL Finance Corp.
	2,445,000	2.70%, 11/01/2024(1)	2,610,485
	2,650,000	4.00%, 07/15/2025(1)	2,981,455
		Union Pacific Corp.
	2,825,000	2.97%, 09/16/2062(1)	2,795,402
	325,000	3.84%, 03/20/2060	380,507

			11,801,037

		Water - 0.1%
		American Water Capital Corp.
	885,000	2.80%, 05/01/2030	964,744
	1,140,000	4.15%, 06/01/2049	1,455,889

			2,420,633

		Total Corporate Bonds (cost $999,824,489)	$1,058,936,612

Foreign Government Obligations - 6.9%
		Angola - 0.1%
		Angolan Government International Bond
	2,215,000	8.00%, 11/26/2029(6)	2,187,312
	1,250,000	8.25%, 05/09/2028(6)	1,247,020

			3,434,332

		Argentina - 0.0%
		Argentine Republic Government International Bond
	1,914,641	0.13%, 07/09/2035(4)	654,348
	65,273	1.00%, 07/09/2029	27,088

			681,436

		Australia - 0.1%
		Australia Government Bond
AUD	5,330,000	1.75%, 06/21/2051(6)	3,720,223

		Bermuda - 0.0%
		Bermuda Government International Bond
	$980,000	2.38%, 08/20/2030(1)	1,014,300

		Chile - 0.4%
		Chile Government International Bond
EUR	6,885,000	1.25%, 01/22/2051	8,104,630

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Chile Government International Bond
	$3,880,000	2.55%, 01/27/2032	$4,097,396

			12,202,026

		Colombia - 0.2%
		Colombia Government International Bond
	7,755,000	3.13%, 04/15/2031	8,010,993

		Dominican Republic - 0.3%
		Dominican Republic International Bond
	7,375,000	6.40%, 06/05/2049(1)	8,260,000

		Egypt - 0.1%
		Egypt Government International Bond
	1,400,000	7.63%, 05/29/2032(1)	1,550,640
	725,000	8.50%, 01/31/2047(6)	796,601
	660,000	8.88%, 05/29/2050(1)	746,645

			3,093,886

		Ghana - 0.0%
		Ghana Government International Bond
	1,517,000	6.38%, 02/11/2027(1)	1,570,095

		Hungary - 0.2%
		Hungary Government International Bond
EUR	3,660,000	1.63%, 04/28/2032(6)	4,830,586
	$580,000	6.38%, 03/29/2021	585,510

			5,416,096

		Indonesia - 0.3%
		Indonesia Government International Bond
EUR	7,745,000	1.10%, 03/12/2033	9,434,187
	290,000	2.15%, 07/18/2024(6)	374,805
	565,000	2.63%, 06/14/2023(6)	725,765

			10,534,757

		Israel - 0.2%
		Israel Government Bond - Fixed
ILS	19,240,000	3.75%, 03/31/2047	8,109,171

		Japan - 1.9%
		Japan Treasury Discount Bill
JPY	6,572,150,000	0.00%, 03/15/2021(10)	62,751,216

		Macedonia - 0.2%
		North Macedonia Government International Bond
EUR	3,615,000	3.68%, 06/03/2026(1)	4,902,452

		Mexico - 0.6%
		Mexico Government International Bond
	1,148,000	1.13%, 01/17/2030	1,373,948
	6,110,000	1.45%, 10/25/2033	7,180,628
	$212,000	3.25%, 04/16/2030	224,349
	1,185,000	3.75%, 04/19/2071	1,109,160
	2,075,000	3.77%, 05/24/2061	1,999,283
	1,770,000	4.50%, 04/22/2029	2,040,828
	4,445,000	4.75%, 04/27/2032	5,178,425

			19,106,621

		Morocco - 0.2%
		Morocco Government International Bond
EUR	3,940,000	2.00%, 09/30/2030(6)	4,905,223

		Panama - 0.4%
		Panama Government International Bond
	$4,510,000	2.25%, 09/29/2032	4,548,335
	235,000	3.16%, 01/23/2030	255,565
	7,400,000	3.87%, 07/23/2060	8,225,174
	790,000	4.30%, 04/29/2053	945,045

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Panama Government International Bond
	$275,000	4.50%, 04/16/2050	$337,565

			14,311,684

		Peru - 0.0%
		Peruvian Government International Bond
	1,435,000	2.39%, 01/23/2026	1,517,512

		Philippines - 0.2%
		Philippine Government International Bond
	7,140,000	3.70%, 02/02/2042	8,141,027

		Qatar - 0.3%
		Qatar Government International Bond
	2,380,000	3.40%, 04/16/2025(1)	2,617,001
	2,600,000	3.75%, 04/16/2030(1)	3,025,360
	2,870,000	5.10%, 04/23/2048(6)	3,956,840

			9,599,201

		Romania - 0.4%
		Romanian Government International Bond
EUR	5,115,000	2.63%, 12/02/2040(1)	6,469,750
	3,473,000	4.63%, 04/03/2049(6)	5,650,170

			12,119,920

		Saudi Arabia - 0.4%
		Saudi Government International Bond
	$7,724,000	2.25%, 02/02/2033(1)	7,630,849
	3,480,000	4.50%, 10/26/2046(6)	4,094,220

			11,725,069

		Senegal - 0.1%
		Senegal Government International Bond
EUR	1,615,000	4.75%, 03/13/2028(6)	2,075,320
	$2,000,000	6.25%, 05/23/2033(6)	2,193,000

			4,268,320

		South Korea - 0.0%
		Korea Development Bank
	200,000	0.77%, 03/12/2021, 3 mo. USD LIBOR + 0.550%(2)	200,085

		Supranational - 0.1%
		Inter-American Development Bank
MXN	47,065,000	7.25%, 06/10/2021	2,308,139

		Tunisia - 0.1%
		Banque Centrale de Tunisie International Bond
EUR	1,685,000	6.75%, 10/31/2023(1)	1,924,799

		United Arab Emirates - 0.1%
		Abu Dhabi Government International Bond
	$1,950,000	2.50%, 04/16/2025(1)	2,076,750
	2,225,000	3.88%, 04/16/2050(1)	2,645,970

			4,722,720

		Total Foreign Government Obligations (cost $223,871,775)	$228,551,303

Municipal Bonds - 1.8%
		Development - 0.3%
		New York Transportation Dev Corp. Rev
	7,480,000	4.25%, 09/01/2035	8,245,054

		Education - 0.1%
		Chicago, IL, Board of Education, GO
	380,000	6.04%, 12/01/2029	455,286
	1,145,000	6.14%, 12/01/2039	1,403,919
	1,660,000	6.32%, 11/01/2029	2,057,968

			3,917,173

		General - 0.8%
		County of Riverside, CA

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	County of Riverside, CA
$5,885,000	2.86%, 02/15/2026	$6,346,620
5,895,000	3.07%, 02/15/2028	6,427,613
	Florida State Board of Administration Finance Co.
5,580,000	1.26%, 07/01/2025	5,738,807
	Philadelphia, PA, Auth for Industrial Dev,(NATL Insured)
5,345,000	6.55%, 10/15/2028	6,852,076

		25,365,116

	General Obligation - 0.1%
	California State, GO Taxable
235,000	7.30%, 10/01/2039	382,961
	State of Connecticut, GO
205,000	3.00%, 07/01/2021	207,407
	State of Illinois, GO
2,508,764	4.95%, 06/01/2023(7)	2,586,711
210,000	5.00%, 01/01/2023	219,007
520,000	5.56%, 02/01/2021	520,000
840,000	6.88%, 07/01/2025	970,880

		4,886,966

	Transportation - 0.4%
	Chicago, IL, Transit Auth
965,000	3.91%, 12/01/2040	1,092,254
	Metropolitan Transportation Auth, NY, Rev
2,540,000	5.00%, 11/15/2050	3,124,276
7,005,000	5.18%, 11/15/2049	9,313,358

		13,529,888

	Utility - Electric - 0.1%
	Municipal Electric Auth, GA
1,927,000	6.64%, 04/01/2057	2,879,015

	Total Municipal Bonds (cost $52,435,055)	$58,823,212

Senior Floating Rate Interests - 4.0%(11)
	Advertising - 0.0%
	Clear Channel Outdoor Holdings, Inc.
296,250	3.71%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	288,565

	Aerospace/Defense - 0.0%
	Spirit Aerosystems, Inc.
100,000	6.00%, 01/15/2025, 1 mo. USD LIBOR + 5.250%	$101,250
	TransDigm, Inc.
709,554	2.37%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	697,704

		798,954

	Airlines - 0.0%
	JetBlue Airways Corp.
97,500	6.25%, 06/17/2024, 1 mo. USD LIBOR + 5.250%	100,648
	Mileage Plus Holdings LLC
180,000	6.25%, 06/20/2027, 1 mo. USD LIBOR + 5.250%	191,732
	SkyMiles IP Ltd.
395,000	4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	413,170
	WestJet Airlines Ltd.
386,100	4.00%, 12/11/2026, 3 mo. USD LIBOR + 3.000%	370,077

		1,075,627

	Asset-Backed - Finance & Insurance - 0.0%
	By Crown Parent LLC
127,882	4.00%, 01/30/2026, 1 mo. USD LIBOR + 3.000%	127,669

	Auto Manufacturers - 0.0%
	Navistar International Corp.
466,194	3.63%, 11/06/2024, 3 mo. USD LIBOR + 3.500%	465,145

	Auto Parts & Equipment - 0.2%
	Adient U.S. LLC
469,736	4.39%, 05/06/2024, 3 mo. USD LIBOR + 4.250%	469,736

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Altra Industrial Motion Corp.
	$2,865,477	2.12%, 10/01/2025, 3 mo. USD LIBOR + 2.000%	$2,861,007
		Clarios Global L.P.
	402,402	3.62%, 04/30/2026, 3 mo. USD LIBOR + 3.500%	401,774
EUR	613,887	3.75%, 04/30/2026, 3 mo. EURIBOR + 3.750%	742,659
		GT Polaris, Inc.
	$134,663	0.00%, 09/24/2027, 1 mo. USD LIBOR + 4.000%	135,066
		Trico Group LLC
	143,185	8.50%, 02/02/2024, 1 mo. USD LIBOR + 7.500%	145,332
		Truck Hero, Inc.
	100,000	0.00%, 01/31/2028, 3 mo. USD LIBOR + 3.750%(12)	100,000

			4,855,574

		Chemicals - 0.2%
		Axalta Coating Systems U.S. Holdings, Inc.
	3,760,454	0.00%, 06/01/2024, 3 mo. USD LIBOR + 1.750%(12)	3,744,773
		CeramTec AcquiCo GmbH
EUR	595,285	2.50%, 03/08/2025, 3 mo. EURIBOR + 2.500%	702,469
		CMC Materials, Inc.
	$96,439	2.13%, 11/15/2025, 1 mo. USD LIBOR + 2.000%	96,439
		Hexion, Inc.
	221,625	3.74%, 07/01/2026, 3 mo. USD LIBOR + 3.500%	221,809
		INEOS Styrolution U.S. Holding LLC
	115,000	0.00%, 01/21/2026, 3 mo. USD LIBOR + 2.750%(12)	114,425
		LTI Holdings, Inc.
	122,188	3.62%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	119,032
		Nouryon Finance B.V.
EUR	94,413	3.25%, 10/01/2025, 3 mo. EURIBOR + 3.250%	114,197
		Nouryon USA LLC
	$215,660	3.13%, 10/01/2025, 1 mo. USD LIBOR + 3.000%	214,581
		Tronox Finance LLC
	444,840	3.18%, 09/22/2024, 3 mo. USD LIBOR + 3.000%	444,444
		Univar, Inc.
	138,600	2.12%, 11/22/2026, 1 mo. USD LIBOR + 2.000%	137,885
	351,676	2.37%, 07/01/2024, 3 mo. USD LIBOR + 2.250%	351,300

			6,261,354

		Commercial Services - 0.5%
		AlixPartners LLP
	500,000	0.00%, 01/28/2028, 1 mo. USD LIBOR + 2.750%(12)	499,375
	603,893	2.62%, 04/04/2024, 1 mo. USD LIBOR + 2.500%	602,867
EUR	98,250	3.25%, 04/04/2024, 3 mo. EURIBOR + 3.250%	119,032
		Allied Universal Holdco LLC
	$375,000	4.37%, 07/12/2026, 1 mo. USD LIBOR + 4.250%	374,824
		APX Group, Inc.
	383,477	5.12%, 12/31/2025, 1 mo. USD LIBOR + 4.999%	383,765
		Ascend Learning LLC
	208,013	4.00%, 07/12/2024, 3 mo. USD LIBOR + 3.000%	207,752
		AVSC Holding Corp.
	619,500	4.50%, 03/01/2025, 3 mo. USD LIBOR + 3.500%	520,690
		Belron Finance U.S. LLC
	381,832	2.46%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	380,400
		Biogroup-LCD
EUR	780,000	4.75%, 01/28/2028, 3 mo. EURIBOR + 3.500%	945,783
		Blackhawk Network Holdings, Inc.
	$780,962	3.12%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	768,919
		Deerfield Dakota Holding LLC
	1,079,824	4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	1,083,874
		Dun & Bradstreet Corp.
	1,895,124	3.38%, 02/08/2026, 1 mo. USD LIBOR + 3.250%	1,897,834
		Gainwell Acquisition Corp.
	265,000	4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	265,498
		Loire Finco Luxembourg S.a.r.l.
EUR	185,000	2.75%, 04/21/2027, 3 mo. EURIBOR + 3.750%	221,752

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Quikrete Holdings, Inc.
	$774,662	2.62%, 01/31/2027, 1 mo. USD LIBOR + 2.500%	$772,632
		Techem Verwaltungsgesellschaft 675 mbH
EUR	105,975	2.63%, 07/15/2025, 3 mo. EURIBOR + 2.625%	127,943
		Trans Union LLC
	$4,537,681	1.87%, 11/13/2026, 1 mo. USD LIBOR + 1.750%	4,528,470
		Verisure Holding AB
EUR	735,000	0.00%, 01/15/2028, 3 mo. EURIBOR + 3.500%(12)	892,449
	430,000	3.50%, 07/20/2026, 3 mo. EURIBOR + 3.500%	522,599
		Vertical Midco GmbH
	100,000	4.25%, 07/30/2027, 3 mo. EURIBOR + 4.250%	121,936
		Weight Watchers International, Inc.
	$336,736	5.50%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	336,315

			15,574,709

		Construction Materials - 0.0%
		Advanced Drainage Systems, Inc.
	63,036	2.44%, 09/24/2026, 1 mo. USD LIBOR + 2.250%	62,957
		Cornerstone Building Brands, Inc.
	560,204	3.88%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	560,204
		CP Atlas Buyer, Inc.
	250,000	5.25%, 11/23/2027, 1 mo. USD LIBOR + 4.500%	250,000
		Hamilton Holdco LLC
	141,375	2.26%, 01/02/2027, 1 mo. USD LIBOR + 2.000%	140,315

			1,013,476

		Distribution/Wholesale - 0.2%
		American Builders & Contractors Supply Co., Inc.
	5,830,439	2.12%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	5,805,310
		SRS Distribution, Inc.
	192,563	4.37%, 05/24/2025, 1 mo. USD LIBOR + 4.250%	192,322

			5,997,632

		Diversified Financial Services - 0.0%
		Aretec Group, Inc.
	161,700	4.37%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	161,566
		Crown Finance U.S., Inc.
EUR	31,367	2.63%, 02/28/2025, 3 mo. EURIBOR + 2.625%	29,501
	$182,050	2.77%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	142,732
		Minotaur Acquisition, Inc.
	137,550	5.12%, 03/29/2026, 3 mo. USD LIBOR + 5.000%	136,633
		Nets Holding A/S
EUR	194,028	3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	235,177
		UFC Holdings LLC
	$197,680	3.25%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	197,285
		Victory Capital Holdings, Inc.
	253,088	2.74%, 07/01/2026, 1 mo. USD LIBOR + 2.500%	252,561

			1,155,455

		Electric - 0.0%
		ExGen Renewables LLC
	195,000	3.75%, 12/11/2027, 1 mo. USD LIBOR + 2.750%	196,072

		Electrical Components & Equipment - 0.0%
		Brookfield WEC Holdings Inc.
	515,024	3.25%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	514,252

		Energy-Alternate Sources - 0.0%
		BCP Renaissance Parent LLC
	238,791	4.50%, 11/01/2024, 3 mo. USD LIBOR + 3.500%	233,206
		Medallion Midland Acquisition LLC
	97,000	4.25%, 10/30/2024, 3 mo. USD LIBOR + 3.250%	96,121

			329,327

		Engineering & Construction - 0.0%
		Brand Energy & Infrastructure Services, Inc.
	500,533	5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	493,996

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Entertainment - 0.0%
		Banijay Group U.S. Holding, Inc.
	$309,225	3.88%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	$306,037
		Scientific Games International, Inc.
	587,938	2.87%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	577,284
		Wyndham Hotels & Resorts, Inc.
	107,525	1.87%, 05/30/2025, 3 mo. USD LIBOR + 1.750%	106,779

			990,100

		Food - 0.1%
		B&G Foods, Inc.
	286,713	2.62%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	286,916
		Froneri Lux FinCo S.a.r.l.
EUR	200,000	2.63%, 01/31/2027, 3 mo. EURIBOR + 2.625%	240,739
		Froneri U.S., Inc.
	$179,100	2.37%, 01/31/2027, 1 mo. USD LIBOR + 2.250%	178,081
		Hostess Brands LLC
	535,824	3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	535,288
		U.S. Foods, Inc.
	402,303	1.87%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	398,187
	385,125	2.12%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	378,867

			2,018,078

		Food Service - 0.0%
		8th Avenue Food & Provisions, Inc.
	98,000	3.63%, 10/01/2025, 3 mo. USD LIBOR + 3.500%	98,021
		Aramark Services, Inc.
	207,256	1.87%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	205,184
	297,750	1.87%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	294,772
		CHG PPC Parent LLC
	97,500	2.87%, 03/30/2025, 3 mo. USD LIBOR + 2.750%	96,281

			694,258

		Gas - 0.0%
		Messer Industries USA, Inc.
	108,075	2.75%, 03/01/2026, 3 mo. USD LIBOR + 2.500%	107,775

		Hand/Machine Tools - 0.0%
		Applecaramel Buyer LLC
	294,263	4.50%, 10/19/2027, 1 mo. USD LIBOR + 4.000%	295,201

		Healthcare-Products - 0.0%
		Avantor Funding, Inc.
	775,000	3.50%, 11/06/2027, 1 mo. USD LIBOR + 2.500%	777,263
		Grifols S.A.
EUR	108,900	2.25%, 11/15/2027, 3 mo. EURIBOR + 2.250%	132,046
		Lifescan Global Corp.
	$193,500	6.24%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	185,640
		Parexel International Corp.
	205,544	2.81%, 09/27/2024, 3 mo. USD LIBOR + 2.750%	205,197
		Surf Holdings LLC
	99,500	3.73%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	99,351

			1,399,497

		Healthcare-Services - 0.2%
		ADMI Corp.
	410,000	0.00%, 12/23/2027, 3mo. USD LIBOR + 3.250%(12)	412,870
		Bio Lam LCD SELAS
EUR	510,000	4.75%, 04/25/2026, 3 mo. EURIBOR + 4.750%	618,248
		CPI Holdco LLC
	$99,250	4.25%, 11/04/2026, 1 mo. USD LIBOR + 4.250%	99,332
		DentalCorp Perfect Smile ULC
	328,378	4.75%, 06/06/2025, 3 mo. USD LIBOR + 3.750%(13)	325,367
		Envision Healthcare Corp.
	269,500	3.87%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	228,401
		eResearchTechnology, Inc.
	100,000	0.00%, 02/04/2027, 3 mo. USD LIBOR + 4.500%(12)	100,271

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		EyeCare Partners LLC
	$221,301	3.87%, 02/20/2027, 1 mo. USD LIBOR + 3.750%	$217,235
	52,027	3.87%, 02/20/2027, 1 mo. USD LIBOR + 3.750%(13)	51,071
		IQVIA, Inc.
EUR	331,500	2.00%, 06/11/2025, 1 mo. EURIBOR + 2.000%	400,952
		MED ParentCo L.P.
	$226,363	4.37%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	222,402
	56,765	4.37%, 08/31/2026, 1 mo. USD LIBOR + 4.250%(13)	55,772
		MPH Acquisition Holdings LLC
	530,916	3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	529,955
		Pathway Vet Alliance LLC
	22,492	4.00%, 03/31/2027, 1 mo. USD LIBOR + 4.000%(13)	22,479
	275,370	4.12%, 03/31/2027, 1 mo. USD LIBOR + 4.000%	275,199
		PPD, Inc.
	280,000	0.00%, 01/13/2028, 3 mo. USD LIBOR + 2.250%(12)	281,050
		Syneos Health, Inc.
	143,629	1.87%, 08/01/2024, 3 mo. USD LIBOR + 1.750%	143,660
		Zelis Payments Buyer, Inc.
	1,091,000	4.87%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	1,091,000

			5,075,264

		Household Products - 0.1%
		Diamond (BC) B.V.
	578,923	3.12%, 09/06/2024, 3 mo. USD LIBOR + 3.000%	576,318
EUR	497,436	3.25%, 09/06/2024, 3 mo. EURIBOR + 3.250%	598,810
		Revlon Consumer Products Corp.
	$215,438	4.25%, 09/07/2023, 1 mo. USD LIBOR + 3.500%	88,329
		Reynolds Consumer Products LLC
	164,105	1.87%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	164,150
		Weber-Stephen Products LLC
	275,000	4.00%, 10/30/2027, 1 mo. USD LIBOR + 3.250%	275,619

			1,703,226

		Insurance - 0.1%
		Acrisure LLC
	616,738	3.62%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	612,661
		Asurion LLC
	265,000	0.00%, 01/29/2028, 3 mo. USD LIBOR + 5.250%(12)	266,987
	332,878	3.12%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	332,115
	741,755	3.37%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	737,431
	441,515	6.62%, 08/04/2025, 3 mo. USD LIBOR + 6.500%	441,515
		Hub International Ltd.
	473,611	2.97%, 04/25/2025, 1 mo. USD LIBOR + 2.750%	469,192
	133,650	5.00%, 04/25/2025, 1 mo. USD LIBOR + 4.000%	133,757
		Ryan Specialty Group LLC
	99,750	4.00%, 09/01/2027, 1 mo. USD LIBOR + 3.250%	99,813
		Sedgwick Claims Management Services, Inc.
	347,900	3.37%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	345,388
	556,525	4.12%, 09/03/2026, 3 mo. USD LIBOR + 4.000%	557,221
	99,500	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	100,091

			4,096,171

		IT Services - 0.2%
		Endure Digital, Inc.
	440,000	0.00%, 01/27/2028, 3 mo. USD LIBOR + 3.500%(12)	438,226
		Science Applications International Corp.
	4,827,653	2.00%, 10/31/2025, 1 mo. USD LIBOR + 1.875%	4,821,619
		Tempo Acquisition LLC
	756,171	3.75%, 10/31/2026, 1 mo. USD LIBOR + 3.250%	754,280

			6,014,125

		Leisure Time - 0.1%
		Caesars Resort Collection LLC
	535,799	2.87%, 12/22/2024, 3 mo. USD LIBOR + 2.750%	526,197
	558,600	4.62%, 07/20/2025, 1 mo. USD LIBOR + 4.500%	557,902

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Carnival Corp.
	$223,875	8.50%, 06/30/2025, 1 mo. USD LIBOR + 7.500%	$230,173
		Delta (LUX) S.a.r.l.
	663,717	3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	657,079
		Golden Entertainment, Inc.
	714,100	3.75%, 10/20/2024, 3 mo. USD LIBOR + 3.000%	707,259
		IRB Holding Corp.
	300,000	0.00%, 12/15/2027, 3 mo. USD LIBOR + 3.250%(12)	300,750
		Penn National Gaming, Inc.
	265,103	3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	263,777

			3,243,137

		Lodging - 0.0%
		Boyd Gaming Corp.
	584,720	2.34%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	582,586

		Machinery-Construction & Mining - 0.0%
		Pro Mach Group, Inc.
XXX	50,777	3.50%, 03/07/2025, 1 mo. USD LIBOR + 3.500%(13)	52,808
	153,452	4.50%, 03/07/2025, 1 mo. USD LIBOR + 3.500%	151,534

			204,342

		Machinery-Diversified - 0.0%
		Gates Global LLC
	$182,481	3.75%, 03/31/2024, 3 mo. USD LIBOR + 2.750%	182,368

		Media - 0.3%
		Adevinta ASA
EUR	220,000	0.00%, 10/13/2027, 3 mo. EURIBOR + 3.250%(12)	267,760
		Alliance Laundry Systems LLC
	$290,000	4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	290,725
		Altice Financing S.A.
	178,988	2.87%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	176,639
		Banijay Entertainment S.A.S
EUR	300,000	3.75%, 03/01/2025, 3 mo. EURIBOR + 3.750%	362,525
		Charter Communications Operating LLC
	$901,712	1.88%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	899,962
		CSC Holdings LLC
	570,921	2.63%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	567,712
		E.W. Scripps Co.
	185,000	2.56%, 01/07/2028, 3 mo. USD LIBOR + 3.000%	184,861
	322,550	3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.600%	320,534
		Go Daddy Operating Co. LLC
	582,075	2.62%, 08/10/2027, 1 mo. USD LIBOR + 2.500%	581,592
		Gray Television, Inc.
	573,688	2.64%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	572,253
		Houghton Mifflin Harcourt Publishers, Inc.
	261,250	7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	254,998
		MTN Infrastructure TopCo, Inc.
	529,064	4.00%, 11/17/2024, 3 mo. USD LIBOR + 3.000%	528,403
		NASCAR Holdings LLC
	87,761	2.87%, 10/18/2026, 3 mo. USD LIBOR + 2.750%	87,692
		Newco Financing Partnership
	490,000	3.63%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	489,878
		Nexstar Broadcasting, Inc.
	431,373	2.89%, 09/19/2026, 1 mo. USD LIBOR + 2.750%	431,313
		Nielsen Finance LLC
	99,250	0.00%, 06/04/2025, 1 mo. USD LIBOR + 3.750%	99,809
EUR	218,597	3.75%, 06/04/2025, 3 mo. EURIBOR + 3.750%	265,721
		Shutterfly, Inc.
	$220,266	7.00%, 10/01/2026, 1 mo. USD LIBOR + 6.000%	219,486
		Sinclair Television Group, Inc.
	308,594	2.63%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	306,859
		Terrier Media Buyer, Inc.
	470,250	4.37%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	469,897
		UPC Financing Partnership
	490,000	3.63%, 01/31/2029, 1 mo. USD LIBOR + 3.500%	489,878

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Vertical U.S. Newco, Inc.
	$573,563	4.25%, 07/30/2027, 1 mo. USD LIBOR + 4.250%	$578,025
		Virgin Media Bristol LLC
	290,000	0.00%, 01/31/2029, 3 mo. EURIBOR + 3.250%(12)	290,041
EUR	400,000	0.00%, 01/31/2029, 3 mo. EURIBOR + 3.250%(12)	486,260
		Web.com Group, Inc.
	$563,584	3.87%, 10/11/2025, 3 mo. USD LIBOR + 3.750%	561,990
		William Morris Endeavor Entertainment LLC
	493,141	2.88%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	458,158

			10,242,971

		Metal Fabricate/Hardware - 0.0%
		Circor International, Inc.
	290,984	4.25%, 12/11/2024, 1 mo. USD LIBOR + 3.250%	287,274
		Rexnord LLC
	212,018	1.87%, 08/21/2024, 1 mo. USD LIBOR + 1.750%	211,753

			499,027

		Miscellaneous Manufacturing - 0.2%
		H.B. Fuller Co.
	86,567	2.13%, 10/20/2024, 3 mo. USD LIBOR + 2.000%	86,471
		Ingersoll-Rand Services Co.
	5,165,489	1.87%, 02/28/2027, 1 mo. USD LIBOR + 1.750%	5,136,459
		Momentive Performance Materials USA LLC
	496,222	3.38%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	491,260
		Tamko Building Products LLC
	98,750	3.37%, 05/31/2026, 3 mo. USD LIBOR + 3.250%	98,503
		USI, Inc.
	415,534	3.25%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	412,417

			6,225,110

		Oil & Gas - 0.0%
		BCP Raptor LLC
	113,272	4.87%, 11/03/2025, 3 mo. USD LIBOR + 4.750%	104,210
	207,475	5.25%, 06/30/2024, 3 mo. USD LIBOR + 4.250%	191,093
		Fieldwood Energy LLC
	—	7.50%, 04/11/2022, 3 mo. USD LIBOR + 4.250%	—
		NorthRiver Midstream Finance L.P.
	343,986	3.49%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	342,696
		PES Holdings LLC
	327,720	3.00%, 12/31/2022, 3 mo. USD LIBOR + 3.000%(14)	9,831
		Traverse Midstream Partners LLC
	103,423	6.50%, 09/27/2024, 1 mo. USD LIBOR + 5.500%	101,742

			749,572

		Oil & Gas Services - 0.0%
		Lower Cadence Holdings LLC
	128,049	4.12%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	124,779
		UGI Energy Services LLC
	768,300	3.87%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	770,543

			895,322

		Packaging & Containers - 0.2%
		Berry Global, Inc.
	3,279,648	2.13%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	3,271,777
		Flex Acquisition Co., Inc.
	97,477	3.24%, 06/29/2025, 3 mo. USD LIBOR + 3.000%	96,783
	534,645	4.00%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	534,394
		NIC Acquisition Corp.
	105,000	0.00%, 12/29/2027, 3 mo. USD LIBOR + 3.750%(12)	105,197
		Proampac PG Borrower LLC
	374,563	5.00%, 11/18/2025, 1 mo. USD LIBOR + 4.000%	375,499
		Reynolds Group Holdings, Inc.
	236,759	2.87%, 02/05/2023, 3 mo. USD LIBOR + 2.750%	236,612

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		TricorBraun Holdings, Inc.
	$385,000	0.00%, 02/03/2028, 3 mo. USD LIBOR + 3.250%(12)	$384,037

			5,004,299

		Pharmaceuticals - 0.3%
		Bausch Health Americas, Inc.
	210,612	3.12%, 06/01/2025, 3 mo. USD LIBOR + 3.000%	210,646
		Catalent Pharma Solutions, Inc.
	137,550	3.25%, 05/17/2026, 3 mo. USD LIBOR + 2.250%	137,722
		Elanco Animal Health, Inc.
	5,636,587	1.89%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	5,620,128
		Endo International plc
	533,743	5.00%, 04/27/2024, 3 mo. USD LIBOR + 4.250%	529,072
		IQVIA, Inc.
	1,102,670	2.00%, 03/07/2024, 1 mo. USD LIBOR + 1.750%	1,100,741
		Sunshine Luxembourg S.a.r.l.
	717,750	5.00%, 10/02/2026, 1 mo. USD LIBOR + 4.000%	719,343

			8,317,652

		Real Estate - 0.1%
		Boels Topholding B.V.
EUR	315,000	4.00%, 02/06/2027, 3 mo. EURIBOR + 4.000%	382,604
		KFC Holding Co.
	$2,610,179	1.88%, 04/03/2025, 3 mo. USD LIBOR + 1.750%	2,604,463
		VICI Properties LLC
	700,682	1.88%, 12/22/2024, 1 mo. USD LIBOR + 1.750%	695,231

			3,682,298

		Retail - 0.3%
		B.C. Unlimited Liability Co.
	4,895,730	1.87%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	4,857,984
		Bass Pro Group LLC
	575,663	5.75%, 09/25/2024, 3 mo. USD LIBOR + 5.000%	576,071
		Beacon Roofing Supply, Inc.
	322,513	2.37%, 01/02/2025, 3 mo. USD LIBOR + 2.250%	321,349
		Coty, Inc.
	225,706	2.38%, 04/05/2025, 3 mo. USD LIBOR + 2.250%	212,132
		Harbor Freight Tools USA, Inc.
	635,106	4.00%, 10/19/2027, 1 mo. USD LIBOR + 3.250%	635,423
		LBM Acquisition LLC
	54,701	0.00%, 12/09/2027, 1 mo. USD LIBOR + 3.750%(12)	54,756
	246,154	0.00%, 12/17/2027, 1 mo. USD LIBOR + 3.750%(12)	246,400
		Les Schwab Tire Centers
	430,000	4.25%, 11/02/2027, 1 mo. USD LIBOR + 3.500%	430,808
		Michaels Stores, Inc.
	547,250	4.25%, 10/01/2027, 1 mo. USD LIBOR + 3.500%	545,882
		PetSmart, Inc.
	265,000	0.00%, 01/27/2028, 3 mo. USD LIBOR + 3.750%(12)	262,350
	779,631	4.50%, 03/11/2022, 1 mo. USD LIBOR +3.500%	778,781
		Rodan & Fields LLC
	156,000	4.13%, 06/07/2025, 3 mo. USD LIBOR + 4.000%	135,330
		Staples, Inc.
	354,075	5.21%, 04/12/2026, 3 mo. USD LIBOR + 5.000%	346,109

			9,403,375

		Software - 0.6%
		Athenahealth, Inc.
	100,000	0.00%, 02/11/2026, 3 mo. USD LIBOR + 4.250%(12)	100,000
		CCC Information Services, Inc.
	341,462	4.00%, 04/27/2024, 1 mo. USD LIBOR + 3.000%	342,011
		Change Healthcare Holdings LLC
	625,998	3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.250%	625,998
		DCert Buyer, Inc.
	322,563	4.12%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	322,966
		Epicor Software Corp.
	255,031	4.00%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	255,605

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Finastra USA, Inc.
	$445,495	4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	$437,004
		Go Daddy Operating Co. LLC
	4,818,355	2.50%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	4,806,309
		Hyland Software, Inc.
	481,729	4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	483,237
		Navicure, Inc.
	99,750	4.75%, 10/23/2026, 1 mo. USD LIBOR + 4.000%	99,999
		Playtika Holding Corp.
	460,750	7.00%, 12/10/2024, 1 mo. USD LIBOR + 6.000%	463,054
		Quest Software U.S. Holdings, Inc.
	244,375	4.46%, 05/18/2025, 3 mo. USD LIBOR + 4.250%	244,070
		SS&C Technologies, Inc.
	5,322,218	1.87%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	5,289,108
		Ultimate Software Group, Inc.
	326,867	3.87%, 05/03/2026, 3 mo. USD LIBOR + 3.750%	327,482
	249,375	4.00%, 05/04/2026, 1 mo. USD LIBOR + 4.000%	250,265
		WEX, Inc.
	5,917,841	2.37%, 05/17/2026, 3 mo. USD LIBOR + 2.250%	5,908,609

			19,955,717

		Telecommunications - 0.1%
		Altice France S.A.
	524,293	3.81%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	521,147
		CenturyLink, Inc.
	163,350	2.37%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	162,656
		Frontier Communications Corp.
	235,000	5.75%, 10/08/2021, 1 mo. USD LIBOR + 4.750%	234,779
		LCPR Loan Financing LLC
	190,000	5.13%, 10/15/2026, 1 mo. USD LIBOR + 5.000%	191,484
		Level 3 Financing, Inc.
	195,650	1.75%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	194,306
		Lorca Finco plc
EUR	425,000	4.25%, 09/17/2027, 3 mo. EURIBOR + 4.250%	518,208
		Telenet Financing USD LLC
	$595,000	2.13%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	589,794
		Univision Communications, Inc.
	461,554	3.75%, 03/15/2024, 3 mo. USD LIBOR + 2.750%	459,989
		Zacapa S.a.r.l.
	156,400	4.76%, 06/29/2025, 3 mo. USD LIBOR + 4.500%	156,743
		Zayo Group Holdings, Inc.
	285,053	3.12%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	283,117
EUR	99,250	3.25%, 03/09/2027, 3 mo. EURIBOR + 3.250%	119,974

			3,432,197

		Transportation - 0.0%
		Boluda Corp. Maritima S.L.
	100,000	3.50%, 07/30/2026, 3 mo. EURIBOR + 3.500%	121,064
		Zephyr German BidCo GmbH
	100,000	0.00%, 01/21/2028, 3 mo. EURIBOR + 3.750%(12)	121,355

			242,419

		Total Senior Floating Rate Interests (cost $133,926,238)	$134,403,894

U.S. Government Agencies - 40.3%
		Mortgage-Backed Agencies - 40.3%
		FHLMC - 3.5%
	$73,463	0.00%, 11/15/2036(10)(15)	71,090
	7,174,263	0.29%, 01/25/2027(3)(5)	114,666
	10,118,232	0.48%, 01/25/2034(3)(5)	516,020
	22,374,351	0.61%, 03/25/2027(3)(5)	763,511
	5,789,585	0.64%, 10/25/2026(3)(5)	188,071
	12,291,450	0.75%, 06/25/2027(3)(5)	527,527
	5,764,320	0.88%, 11/25/2030(3)(5)	432,053
	10,492,440	1.03%, 10/25/2030(3)(5)	898,990

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

	FHLMC
$17,084,821	1.12%, 06/25/2030(3)(5)	$1,587,643
11,859,707	1.13%, 01/25/2030(3)(5)	1,048,749
12,415,819	1.43%, 05/25/2030(3)(5)	1,459,931
4,594,502	1.50%, 01/01/2036	4,710,319
7,775,099	1.57%, 05/25/2030(3)(5)	992,080
1,344,170	1.75%, 10/15/2042	1,376,028
1,634,767	1.98%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(2)	1,632,200
786,288	2.43%, 09/25/2030, 1 mo. USD LIBOR + 2.300%(2)	788,791
3,967,081	2.48%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(2)	3,984,944
654,090	2.50%, 12/15/2026(5)	21,819
722,015	2.50%, 03/15/2028(5)	39,809
566,913	2.50%, 05/15/2028(5)	35,049
3,142,764	2.50%, 12/15/2042	3,279,926
629,813	2.58%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(1)(2)	632,774
1,094,221	2.75%, 12/15/2041	1,171,019
1,068,463	3.00%, 03/15/2028(5)	66,577
731,146	3.00%, 08/01/2029	789,727
630,390	3.00%, 05/15/2032(5)	31,236
7,597,551	3.00%, 10/01/2032	8,026,530
523,612	3.00%, 03/15/2033(5)	49,138
3,371,809	3.00%, 04/01/2033	3,561,579
2,833,897	3.00%, 11/01/2036	3,000,496
2,890,948	3.00%, 01/01/2037	3,059,328
302,000	3.00%, 04/15/2042	326,690
4,050,000	3.00%, 08/15/2043	4,300,408
5,914,897	3.00%, 11/01/2046	6,398,929
14,054,212	3.00%, 12/01/2046	14,950,180
995,000	3.12%, 10/25/2031(3)	1,140,942
732,800	3.25%, 11/15/2041	797,415
502,495	3.50%, 06/15/2026(5)	13,181
263,685	3.50%, 09/15/2026(5)	16,147
395,284	3.50%, 03/15/2027(5)	22,383
1,428,116	3.50%, 08/01/2034	1,545,286
2,080,336	3.50%, 03/15/2041(5)	123,930
2,684,603	3.50%, 01/15/2043(5)	422,141
520,003	3.50%, 06/01/2046	559,496
2,879,569	3.50%, 10/01/2047	3,074,082
1,167,036	3.50%, 12/01/2047	1,258,758
3,833,608	3.50%, 01/01/2048	4,086,806
2,190,067	3.50%, 03/01/2048	2,406,187
278,454	3.50%, 04/01/2048	296,687
1,022,221	3.50%, 05/01/2048	1,088,826
2,393,045	3.50%, 12/01/2048	2,543,830
1,114,676	4.00%, 08/01/2025	1,185,274
288,150	4.00%, 08/15/2026(5)	15,680
1,195,737	4.00%, 07/15/2027(5)	68,598
1,698,023	4.00%, 03/15/2028(5)	108,769
411,489	4.00%, 06/15/2028(5)	28,113
1,048,800	4.00%, 07/15/2030(5)	97,437
3,252,342	4.00%, 05/25/2040(5)	391,726
881,616	4.00%, 11/15/2040	995,009
1,424,573	4.00%, 05/01/2042	1,568,851
410,479	4.00%, 08/01/2042	454,293
650,480	4.00%, 09/01/2042	719,916
260,512	4.00%, 07/01/2044	286,185
670,168	4.00%, 02/01/2046	729,251
2,002,691	4.00%, 11/01/2047	2,159,346
267,764	4.00%, 09/01/2048	287,414
314,884	4.50%, 02/01/2039	354,151
2,523,765	4.50%, 05/01/2042	2,828,011
616,173	4.50%, 07/01/2042	690,444
437,015	4.50%, 09/01/2044	483,306
1,258,758	4.75%, 07/15/2039	1,430,976
51,995	5.00%, 03/01/2024	57,402
95,557	5.00%, 02/01/2028	106,570

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	FHLMC
$83,149	5.00%, 04/01/2028	$92,732
77,380	5.00%, 10/01/2028	85,695
217,636	5.00%, 09/01/2029	242,795
375,450	5.00%, 01/01/2030	418,798
224,630	5.00%, 09/01/2031	248,135
194,785	5.00%, 11/01/2031	215,262
41,128	5.00%, 09/01/2033	47,323
733,141	5.00%, 09/15/2033(5)	124,680
6,532	5.00%, 07/01/2035	7,588
129,430	5.00%, 04/01/2038	150,503
265,194	5.00%, 05/01/2039	308,004
376,618	5.00%, 08/01/2039	437,862
226,434	5.00%, 09/01/2039	263,337
325,018	5.00%, 01/01/2040	377,952
119,268	5.00%, 08/01/2040	137,934
6,518	5.00%, 02/01/2041	7,542
152,876	5.00%, 07/01/2041	177,563
240,504	5.00%, 04/01/2044	279,311
808,599	5.00%, 03/01/2047	902,436
450,443	5.00%, 04/01/2047	503,799
203,481	5.00%, 06/01/2047	226,664
47,110	5.00%, 11/01/2047	52,996
1,098,987	5.00%, 02/15/2048(5)	204,845
588,256	5.00%, 09/01/2048	652,101
274,799	5.00%, 10/01/2048	304,359
499,474	5.00%, 03/01/2049	551,887
32,947	5.50%, 08/15/2033	38,166
551,105	5.50%, 04/15/2036(5)	100,865
5,980	5.50%, 11/01/2037	7,012
721	5.50%, 02/01/2038	847
243,645	5.50%, 04/01/2038	286,089
26,062	5.50%, 06/01/2038	30,596
1,465,370	5.50%, 08/01/2038	1,717,967
74,689	5.50%, 05/01/2040	87,621
303,797	5.50%, 08/01/2040	356,253
310,187	5.50%, 06/01/2041	363,934
2,260,513	5.50%, 10/15/2046(5)	471,375
1,156,840	5.50%, 12/15/2046(5)	184,930
38,420	6.00%, 01/01/2023	39,624
21,809	6.00%, 11/01/2032	24,632
83,622	6.00%, 11/01/2033	100,684
62,484	6.00%, 02/01/2034	75,233
91,118	6.00%, 07/01/2034	109,716
28,487	6.00%, 08/01/2034	34,302
42,586	6.00%, 09/01/2034	50,689
22,220	6.00%, 01/01/2035	25,186
25,517	6.00%, 03/01/2035	30,709
20,462	6.00%, 05/01/2038	23,034
112,932	6.00%, 06/01/2038	131,000
410,012	6.00%, 05/15/2039	476,995
415,544	6.50%, 07/15/2036	477,153

		117,543,361

	FNMA - 4.9%
$67,916	0.00%, 03/25/2036(10)(15)	$61,571
625,416	0.00%, 06/25/2036(10)(15)	591,693
1,173,133	0.00%, 06/25/2041(10)(15)	1,122,400
100,000	0.00%, 09/25/2041(10)(15)	76,962
9,048,605	0.33%, 01/25/2030(3)(5)	193,578
14,167,840	1.44%, 05/25/2029(3)(5)	1,351,552
1,669,617	1.75%, 12/25/2042	1,710,792
1,268,991	2.00%, 09/25/2039	1,303,086
456,060	2.00%, 08/25/2043	461,295
1,565,023	2.10%, 05/25/2046(3)(5)	88,634
1,747,606	2.22%, 04/25/2055(3)(5)	95,929

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

	FNMA
$1,427,983	2.34%, 06/25/2055(3)(5)	$86,026
394,088	2.50%, 06/25/2028(5)	21,972
237,683	2.50%, 01/01/2043	250,549
1,533,315	2.50%, 02/01/2043	1,629,694
1,389,200	2.50%, 03/01/2043	1,473,754
420,000	2.50%, 03/25/2043	436,753
728,396	2.50%, 04/01/2043	775,037
306,560	2.50%, 06/01/2043	326,136
564,643	2.50%, 08/01/2043	600,978
182,647	2.55%, 07/25/2044	188,049
1,495,742	2.77%, 08/25/2044(3)(5)	97,455
1,129,193	3.00%, 02/25/2027(5)	50,644
405,976	3.00%, 09/25/2027(5)	25,863
243,194	3.00%, 12/25/2027(5)	16,818
2,040,383	3.00%, 01/25/2028(5)	123,406
530,234	3.00%, 01/01/2030	560,901
6,600,036	3.00%, 04/25/2033(5)	459,229
1,576,890	3.00%, 08/01/2033	1,666,683
3,171,853	3.00%, 03/01/2037	3,353,459
126,564	3.00%, 10/01/2037	133,038
951,068	3.00%, 05/25/2047	984,921
3,885,742	3.00%, 09/25/2047	4,169,626
2,782,353	3.00%, 06/25/2048	2,935,992
3,253,796	3.00%, 08/25/2048	3,423,666
3,106,312	3.00%, 09/01/2048	3,295,165
3,193,053	3.00%, 10/25/2048	3,430,750
2,804,337	3.00%, 08/25/2049	3,022,085
600,000	3.00%, 09/25/2057	638,838
242,626	3.24%, 12/01/2026	270,885
622,371	3.30%, 12/01/2026	694,687
332,451	3.38%, 12/01/2029	380,190
523,671	3.41%, 11/01/2024	571,637
1,103,743	3.50%, 05/25/2027(5)	75,109
781,243	3.50%, 10/25/2027(5)	57,799
698,943	3.50%, 05/25/2030(5)	60,741
275,270	3.50%, 08/25/2030(5)	22,584
563,510	3.50%, 02/25/2031(5)	34,994
4,439,846	3.50%, 08/25/2033(5)	509,990
598,065	3.50%, 09/25/2035(5)	67,283
4,851,843	3.50%, 11/25/2039(5)	519,527
150,247	3.50%, 09/01/2043	163,701
1,223,814	3.50%, 10/01/2044	1,345,065
1,206,681	3.50%, 02/01/2045	1,304,183
1,643,948	3.50%, 01/01/2046	1,770,356
210,112	3.50%, 02/01/2046	226,804
1,235,250	3.50%, 03/01/2046	1,331,260
2,233,617	3.50%, 09/01/2046	2,402,513
1,033,517	3.50%, 10/01/2046	1,110,664
629,413	3.50%, 10/25/2046(5)	104,794
966,294	3.50%, 11/01/2046	1,062,102
5,589,717	3.50%, 12/01/2046	6,086,327
2,259,382	3.50%, 05/01/2047	2,431,429
4,289,359	3.50%, 09/01/2047	4,592,881
3,351,631	3.50%, 11/25/2047	3,651,945
2,853,225	3.50%, 12/01/2047	3,050,607
2,676,952	3.50%, 01/01/2048	2,854,453
741,697	3.50%, 02/01/2048	795,682
969,470	3.50%, 02/25/2048	1,017,801
500,000	3.50%, 05/25/2048	559,683
3,356,490	3.50%, 07/01/2048	3,609,971
786,862	3.50%, 11/01/2048	834,318
10,118,252	3.50%, 01/01/2050	10,782,230
8,096,143	3.50%, 09/01/2057	8,994,183
3,397,174	3.50%, 05/01/2058	3,773,992
4,488,446	3.50%, 12/25/2058	4,934,407

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

	FNMA
$200,000	3.55%, 02/01/2030	$229,919
281,348	4.00%, 06/01/2025	298,929
1,449,012	4.00%, 05/25/2027(5)	87,330
1,376,157	4.00%, 01/25/2038(5)	183,680
1,839,670	4.00%, 10/01/2040	2,035,434
757,917	4.00%, 11/01/2040	831,790
833,330	4.00%, 12/01/2040	912,578
272,500	4.00%, 02/01/2041	299,709
807,716	4.00%, 03/01/2041	892,495
2,247,026	4.00%, 06/01/2041	2,460,579
309,544	4.00%, 03/25/2042(5)	30,693
280,438	4.00%, 08/01/2042	310,321
643,639	4.00%, 09/01/2042	712,215
166,885	4.00%, 11/25/2042(5)	23,661
291,750	4.00%, 11/25/2043	325,053
94,726	4.00%, 06/01/2044	103,658
12,053	4.00%, 08/01/2044	13,272
110,905	4.00%, 10/01/2044	121,743
211,195	4.00%, 11/01/2044	233,643
118,987	4.00%, 03/01/2045	131,032
198,062	4.00%, 05/01/2045	217,563
913,584	4.00%, 07/01/2045	1,011,518
694,422	4.00%, 05/01/2046	756,887
796,704	4.00%, 06/01/2046	866,749
989,253	4.00%, 04/01/2047	1,094,793
2,399,565	4.00%, 10/01/2047	2,587,433
2,562,167	4.00%, 11/01/2047	2,762,169
2,466,652	4.00%, 05/01/2048	2,652,311
2,309,745	4.00%, 09/01/2048	2,478,112
4,050,866	4.00%, 01/01/2049	4,343,472
470,509	4.06%, 03/01/2030	557,259
166,445	4.50%, 08/01/2024	175,017
10,587	4.50%, 04/01/2025	11,142
263,083	4.50%, 07/25/2027(5)	15,381
528,953	4.50%, 09/01/2035	588,238
128,860	4.50%, 08/01/2040	144,278
1,454,151	4.50%, 10/01/2040	1,628,508
69,228	4.50%, 08/01/2041	77,899
17,095	4.50%, 09/01/2041	19,194
671,558	4.50%, 10/01/2041	754,465
2,637,315	4.50%, 08/25/2043(5)	409,103
574,080	4.50%, 09/01/2043	644,827
430,980	4.50%, 09/25/2048(5)	65,374
1,893,931	4.50%, 04/01/2049	2,058,515
4,156,582	4.50%, 01/01/2051	4,673,417
32,251	5.00%, 01/01/2022	33,760
15,505	5.00%, 11/01/2023	17,117
173,726	5.00%, 04/25/2038	192,583
2,464,066	5.00%, 12/25/2043(5)	385,098
1,576,493	5.00%, 02/01/2049	1,745,022
721,342	5.00%, 03/01/2049	797,893
46,077	5.00%, 04/01/2049	50,954
119,109	5.48%, 05/25/2042(3)(5)	10,145
39,060	5.50%, 06/01/2022	39,828
99,176	5.50%, 06/01/2033	115,198
373,305	5.50%, 07/01/2033	433,537
22,324	5.50%, 08/01/2033	25,798
1,426,039	5.50%, 11/01/2035	1,666,296
334,360	5.50%, 04/01/2036	390,578
289,575	5.50%, 04/25/2037	337,216
463,430	5.50%, 11/01/2037	531,308
2,704,844	5.50%, 11/25/2040(5)	414,625
771,572	5.50%, 06/25/2042(5)	162,788
1,220,751	5.50%, 09/25/2044(5)	254,124
1,026,496	5.50%, 07/25/2045(5)	183,029

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

	FNMA
$8,383	6.00%, 11/01/2031	$9,430
125,287	6.00%, 12/01/2032	146,593
137,130	6.00%, 03/01/2033	164,427
265,396	6.00%, 02/01/2037	319,499
198,652	6.00%, 12/01/2037	236,877
125,704	6.00%, 03/01/2038	149,903
80,867	6.00%, 10/01/2038	96,171
2,086,189	6.00%, 01/25/2042(5)	257,083
1,392,005	6.00%, 09/25/2047(5)	300,793
1,923	7.50%, 12/01/2029	2,020
9,109	7.50%, 03/01/2030	10,748
10,785	7.50%, 09/01/2031	11,084

		163,614,639

	GNMA - 9.7%
1,059,098	1.75%, 09/20/2043	1,081,846
307,327	2.00%, 10/20/2040	310,550
954,492	2.00%, 01/20/2042	979,840
27,250,000	2.00%, 02/20/2051(16)	28,274,004
27,250,000	2.00%, 03/18/2051(16)	28,225,039
548,176	2.14%, 04/20/2040	546,002
908,988	2.50%, 12/16/2039	953,060
1,596,870	2.50%, 07/20/2041	1,678,046
8,400,000	2.50%, 01/20/2051	8,833,682
23,990,000	2.50%, 02/20/2051(16)	25,228,859
23,990,000	2.50%, 03/18/2051(16)	25,183,877
540,571	3.00%, 09/20/2028(5)	36,397
8,023,689	3.00%, 05/20/2035(5)	556,050
296,496	3.00%, 09/16/2042	316,042
287,377	3.00%, 09/20/2042	318,349
117,000	3.00%, 11/15/2042	126,676
456,604	3.00%, 02/16/2043(5)	60,195
131,325	3.00%, 06/15/2043	138,928
59,391	3.00%, 07/15/2043	62,194
104,006	3.00%, 10/15/2044	109,575
130,356	3.00%, 02/15/2045	137,072
61,321	3.00%, 03/15/2045	64,639
299,055	3.00%, 04/15/2045	314,942
562,016	3.00%, 04/20/2045	603,882
82,045	3.00%, 06/15/2045	86,583
2,648,296	3.00%, 07/15/2045	2,787,158
31,217	3.00%, 08/15/2045	32,844
79,007	3.00%, 11/20/2045	84,295
169,000	3.00%, 02/20/2046	183,520
1,049,663	3.00%, 10/20/2047	1,093,680
28,004,163	3.00%, 07/20/2050	29,430,950
5,845,000	3.00%, 02/20/2051(16)	6,126,633
233,297	3.50%, 02/16/2027(5)	15,350
563,447	3.50%, 03/20/2027(5)	40,875
609,557	3.50%, 07/20/2040(5)	33,158
414,495	3.50%, 12/20/2040	448,825
778,850	3.50%, 02/20/2041(5)	30,742
1,447,294	3.50%, 04/20/2042(5)	115,601
343,620	3.50%, 05/15/2042	381,313
2,502,892	3.50%, 10/20/2042(5)	372,907
849,029	3.50%, 12/15/2042	938,613
909,075	3.50%, 03/15/2043	1,005,035
734,679	3.50%, 04/15/2043	812,352
2,371,115	3.50%, 05/15/2043	2,587,721
268,098	3.50%, 05/20/2043(5)	39,971
1,178,414	3.50%, 07/20/2043(5)	138,912
4,756,583	3.50%, 06/20/2046	5,118,942
4,759,604	3.50%, 02/20/2047	5,110,935
717,235	3.50%, 07/20/2047	766,992
5,650,373	3.50%, 08/20/2047	6,044,882

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

	GNMA
$206,428	3.50%, 09/20/2047	$220,588
254,160	3.50%, 10/20/2047	272,958
1,200,338	3.50%, 11/20/2047	1,283,657
1,098,526	3.50%, 03/20/2048	1,172,707
4,978,815	3.50%, 07/20/2049	5,275,770
26,203,615	3.50%, 03/20/2050	27,776,897
33,170,000	3.50%, 02/20/2051(16)	35,139,469
2,607,272	3.88%, 08/15/2042	2,885,758
626,336	4.00%, 04/16/2026(5)	38,210
152,259	4.00%, 12/16/2026(5)	9,406
2,188,167	4.00%, 05/20/2029(5)	141,770
1,360,639	4.00%, 09/20/2040	1,509,093
163,179	4.00%, 10/20/2040	183,932
479,103	4.00%, 12/20/2040	547,315
102,236	4.00%, 02/15/2041	115,957
210,503	4.00%, 05/16/2042(5)	27,065
481,070	4.00%, 03/20/2043(5)	86,091
183,213	4.00%, 01/20/2044(5)	32,641
3,167,832	4.00%, 02/20/2045	3,509,521
2,845,430	4.00%, 08/20/2045	3,125,902
1,812,091	4.00%, 03/20/2047(5)	224,774
841,316	4.00%, 11/20/2047	939,485
3,045,083	4.00%, 03/20/2048	3,350,992
13,434,194	4.00%, 07/20/2048	14,487,600
24,108	4.50%, 07/15/2033	26,911
54,840	4.50%, 05/15/2040	61,456
506,259	4.50%, 09/16/2040	542,663
346,965	4.50%, 06/15/2041	390,762
32,691	4.50%, 09/20/2041	36,693
18,077	4.50%, 05/20/2044	20,292
924,592	4.50%, 06/20/2044	1,037,875
789,249	4.50%, 10/20/2044	884,163
707,681	4.50%, 04/20/2045(5)	129,149
1,335,190	4.50%, 05/20/2045(5)	240,201
4,344,084	4.50%, 08/20/2045(5)	770,500
711,580	4.50%, 01/20/2046	798,618
2,446,732	4.50%, 12/16/2046(5)	384,013
3,062,862	4.50%, 01/20/2047(5)	322,199
2,956,964	4.50%, 05/20/2048(5)	411,747
4,056,574	4.50%, 08/20/2049	4,395,365
7,053,217	4.50%, 09/20/2049	7,683,878
100,452	5.00%, 05/20/2034	114,408
33,914	5.00%, 07/15/2039	39,204
2,043,493	5.00%, 02/16/2040(5)	371,700
305,463	5.00%, 05/20/2040(5)	70,185
522,762	5.00%, 06/15/2041	599,051
731,462	5.00%, 10/16/2041(5)	125,676
813,223	5.00%, 03/15/2044	932,328
1,205,727	5.00%, 06/20/2046(5)	149,562
459,322	5.00%, 01/16/2047(5)	84,883
308,539	5.00%, 09/16/2047(5)	54,120
366,357	5.00%, 06/20/2048(5)	58,584
5,200,000	5.00%, 02/20/2051(16)	5,739,602
345,919	5.50%, 05/15/2033	400,790
21,793	5.50%, 06/15/2035	24,964
32,149	5.50%, 04/15/2038	35,730
262,791	5.50%, 05/20/2038	298,800
1,441,526	5.50%, 03/20/2039(5)	229,694
1,375,755	5.50%, 02/16/2047(5)	239,441
688,195	5.50%, 02/20/2047(5)	131,745
319,526	5.50%, 05/20/2047(5)	58,169
1,000,000	5.50%, 02/20/2051(16)	1,107,207
1,208,667	5.85%, 07/20/2039(3)(5)	185,781
58,869	6.00%, 02/15/2029	66,112
72,361	6.00%, 11/15/2032	84,608

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

	GNMA
$97,927	6.00%, 02/15/2033	$110,204
11,804	6.00%, 07/15/2033	13,261
34,690	6.00%, 10/15/2034	39,020
182,485	6.00%, 03/15/2036	210,006
2,383	6.00%, 05/15/2036	2,819
73,609	6.00%, 10/15/2036	87,670
21,935	6.00%, 01/15/2037	24,893
86,214	6.00%, 02/15/2037	103,712
143,275	6.00%, 06/15/2037	170,806
66,785	6.00%, 11/15/2037	76,319
45,198	6.00%, 06/15/2038	51,452
76,580	6.00%, 08/15/2038	89,675
104,252	6.00%, 10/15/2038	117,675
99,528	6.00%, 11/15/2038	116,562
47,857	6.00%, 12/15/2038	55,087
65,679	6.00%, 01/15/2039	75,207
2,608	6.00%, 03/15/2039	2,931
147,808	6.00%, 04/15/2039	166,170
211,380	6.00%, 08/15/2039	238,512
5,663	6.00%, 09/15/2039	6,361
29,379	6.00%, 11/15/2039	34,077
11,074	6.00%, 06/15/2040	12,437
102,281	6.00%, 09/15/2040	120,191
1,516,105	6.00%, 09/20/2040(5)	268,767
105,690	6.00%, 12/15/2040	123,641
317,669	6.00%, 06/15/2041	379,292
1,326,708	6.00%, 02/20/2046(5)	254,636
10,095	6.50%, 09/15/2028	11,254
1,121	6.50%, 10/15/2028	1,250
3,985	6.50%, 12/15/2028	4,464
29,085	6.50%, 05/15/2029	33,764
30,634	6.50%, 08/15/2031	34,150
2,951	6.50%, 09/15/2031	3,290
11,467	6.50%, 10/15/2031	12,783
107,873	6.50%, 11/15/2031	122,742
23,019	6.50%, 01/15/2032	26,213
12,152	6.50%, 03/15/2032	13,943
5,489	6.50%, 04/15/2032	6,121

		322,886,279

	UMBS - 22.2%
$28,535,000	1.50%, 02/18/2036(16)	$29,242,802
28,655,000	1.50%, 03/16/2036(16)	29,313,030
6,720,000	1.50%, 02/12/2051(16)	6,743,625
25,030,000	2.00%, 02/18/2036(16)	26,139,729
170,236,000	2.00%, 02/12/2051(16)	175,622,374
173,200,000	2.00%, 03/11/2051(16)	178,368,937
8,920,000	2.50%, 02/15/2035(16)	9,335,338
7,480,000	2.50%, 03/16/2036(16)	7,851,089
62,140,000	2.50%, 02/12/2051(16)	65,446,042
6,405,000	3.00%, 02/18/2036(16)	6,766,532
49,016,000	3.00%, 02/12/2051(16)	51,542,430
58,550,000	3.00%, 03/11/2051(16)	61,590,712
8,181,000	3.50%, 02/12/2051(16)	8,697,426
25,778,500	4.00%, 02/12/2051(16)	27,642,910
25,778,000	4.00%, 03/11/2051(16)	27,667,548
11,038,000	4.50%, 02/12/2051(16)	11,990,027
11,037,000	4.50%, 03/11/2051(16)	11,975,145
248,500	5.00%, 02/12/2051(16)	274,966

		736,210,662

	Total U.S. Government Agencies (cost $1,327,854,496)	$1,340,254,941

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

U.S. Government Securities - 21.7%
	Other Direct Federal Obligations - 0.0%
	Tennessee Valley Authority
$700,000	4.25%, 09/15/2065	$1,011,792

	U.S. Treasury Securities - 21.7%
	U.S. Treasury Bonds - 10.1%
$3,682,997	1.00%, 02/15/2048(17)	5,039,759
9,640,000	1.25%, 05/15/2050	8,305,463
17,030,000	1.38%, 11/15/2040	16,186,483
23,005,000	1.38%, 08/15/2050	20,478,045
5,455,000	2.25%, 08/15/2049	5,964,062
18,100,000	2.50%, 02/15/2046(18)(19)	20,711,066
23,034,000	2.88%, 11/15/2046(20)	28,196,855
6,035,000	3.00%, 05/15/2045	7,515,697
12,500,000	3.00%, 02/15/2047	15,658,203
17,840,000	3.00%, 02/15/2048	22,419,862
985,000	3.13%, 02/15/2043(18)	1,244,717
55,100,000	3.13%, 08/15/2044(18)	69,843,554
22,900,000	3.13%, 05/15/2048	29,428,289
63,465,000	3.38%, 05/15/2044(18)	83,493,662

		334,485,717

	U.S. Treasury Notes - 11.6%
8,074,245	0.13%, 07/15/2030(17)	9,072,908
30,165,000	0.25%, 10/31/2025	29,936,406
11,909,662	0.38%, 01/15/2027(17)	13,394,028
633,006	0.50%, 01/15/2028(17)	723,003
10,355,211	0.63%, 01/15/2026(17)	11,642,735
63,395,000	0.63%, 12/31/2027	62,790,766
30,559,000	0.63%, 05/15/2030	29,408,263
69,265,000	0.63%, 08/15/2030	66,451,109
2,410,374	0.75%, 07/15/2028(17)	2,824,626
12,913,669	0.88%, 01/15/2029(17)	15,250,572
2,807,772	1.00%, 02/15/2049(17)	3,868,729
25,270,000	1.63%, 02/15/2026	26,741,780
7,510,000	2.38%, 08/15/2024(18)	8,074,424
21,420,000	2.88%, 07/31/2025	23,810,505
30,700,000	2.88%, 08/15/2028	35,276,219
30,890,000	3.00%, 10/31/2025	34,651,099
10,320,000	3.13%, 11/15/2028	12,074,400

		385,991,572

	Total U.S. Government Securities (cost $687,184,163)	$721,489,081

Common Stocks - 0.0%
	Energy - 0.0%
38,914	Ascent Resources - Marcellus LLC Class A*(21)(22)	20,624
4,601	Foresight Energy LLC*(21)(22)	37,166
13,623	Philadelphia Energy Solutions Class A*(21)(22)	136

		57,926

	Total Common Stocks (cost $281,412)	$57,926

Preferred Stocks - 0.0%
	Banks - 0.0%
469	U.S. Bancorp Series A, 3.50%(2)(9)	443,674

	Total Preferred Stocks (cost $332,990)	$443,674

Warrants - 0.0%
	Energy - 0.0%
10,075	Ascent Resources - Marcellus LLC Expires 03/30/2023*(21)(22)	101

	Total Warrants (cost $806)	$101

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	Total Long-Term Investments (cost $3,971,942,696)		$4,093,465,495

Short-Term Investments - 3.4%
	Repurchase Agreements - 3.2%
105,093,466	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $105,093,641; collateralized by U.S. Treasury Note at 2.625%, maturing 02/15/2029, with a market value of $107,195,368		$105,093,466

	Securities Lending Collateral - 0.2%
3,456,484	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(23)		3,456,484
2,991,522	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(23)		2,991,522

			6,448,006

	Total Short-Term Investments (cost $111,541,472)		$111,541,472

	Total Investments Excluding Purchased Options (cost $4,083,484,168)	126.5%	$4,205,006,967
	Total Purchased Options (cost $65,372)	0.0%	$106,164

	Total Investments (cost $4,083,549,540)	126.5%	$4,205,113,131
	Other Assets and Liabilities	(26.5)%	(880,584,317)

	Total Net Assets	100.0%	$3,324,528,814

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $731,190,707, representing 22.0% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2021. Base lending rates may be subject to a floor or cap.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $49,460,149, representing 1.5% of net assets.

(7)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	Security is a zero-coupon bond.

The Hartford Total Return Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

(11)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2021.

(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)

This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2021, the aggregate value of the unfunded commitment was $507,497, which rounds to 0.0% of total net assets.

(14)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(15)	Securities disclosed are principal-only strips.
(16)	Represents or includes a TBA transaction.
(17)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(18)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of January 31, 2021, the market value of securities pledged was $7,356,650.
(19)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2021, the market value of securities pledged was $7,592,151.
(20)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2021, the market value of securities pledged was $18,036,488.
(21)	Investment valued using significant unobservable inputs.
(22)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2021, the aggregate fair value of these securities was $58,027, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(23)	Current yield as of period end.

OTC Swaption Contracts Outstanding at January 31, 2021
Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount	Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/18/2022 *	UBS	0.57%	Receive	08/18/2022	USD 4,417,000	4,417,000	$106,164	$65,372	$40,792

Total purchased OTC swaption contracts							$106,164	$65,372	$40,792

* Swaptions with forward premiums.

OTC Swaption Contracts Outstanding at January 31, 2021
Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount	Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Calls

CDX.NA.IG.35.V1	GSC	52.50%	Pay	02/17/2021	USD (244,520,000)	244,520,000	$(143,030)	$(391,232)	$248,202
CDX.NA.IG.35.V1	GSC	55.00%	Pay	02/17/2021	USD (244,520,000)	244,520,000	(275,122)	(342,328)	67,206

Total Calls							$(418,152)	$(733,560)	$315,408

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Written swaption contracts:
Puts
CDX.NA.IG.35.V1	GSC	52.50%	Receive	02/17/2021	USD	(244,520,000)	244,520,000	$(624,487)	$(305,650)	$(318,837)
CDX.NA.IG.35.V1	GSC	55.00%	Receive	02/17/2021	USD	(244,520,000)	244,520,000	(460,438)	(299,537)	(160,901)

Total Puts								$(1,084,925)	$(605,187)	$(479,738)

Total written OTC swaption contracts								$(1,503,077)	$(1,338,747)	$(164,330)

Futures Contracts Outstanding at January 31, 2021

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	432	03/31/2021	$95,461,875	$56,082
U.S. Treasury 5-Year Note Future	939	03/31/2021	118,196,625	(24,055)

Total				$32,027

Short position contracts:
Euro BUXL 30-Year Bond Future	9	03/08/2021	$2,417,027	$27,077
Euro-BUND Future	251	03/08/2021	53,990,515	86,108
U.S. Treasury 10-Year Note Future	680	03/22/2021	93,181,250	(183,702)
U.S. Treasury 10-Year Ultra Future	940	03/22/2021	144,598,438	2,832,975
U.S. Treasury Long Bond Future	263	03/22/2021	44,373,031	948,690
U.S. Treasury Ultra Bond Future	279	03/22/2021	57,116,531	1,666,051

Total				$5,377,199

Total futures contracts				$5,409,226

TBA Sale Commitments Outstanding at January 31, 2021

Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
GNMA, 4.00%	$195,000	02/20/2051	$(208,494)	$(111)
GNMA II, 3.00%	8,675,000	02/20/2051	(9,092,993)	847
UMBS, 1.50%	9,900,000	03/11/2051	(9,923,203)	46,406
UMBS, 3.50%	8,181,000	02/12/2051	(8,697,426)	(38,349)
UMBS, 3.50%	41,556,000	03/11/2051	(44,203,572)	(97,596)
UMBS, 5.00%	856,000	02/12/2051	(947,167)	(697)
UMBS, 5.00%	606,000	03/11/2051	(671,251)	(390)
UMBS, 5.50%	5,650,000	02/12/2051	(6,303,612)	(12,690)

Total (proceeds receivable $79,945,138)			$(80,047,718)	$(102,580)

At January 31, 2021, the aggregate market value of TBA Sale Commitments represents (2.4)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at January 31, 2021

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.06	CSI	USD	1,051	(0.18%)	07/25/2045	Monthly	$15	$—	$19	$4
ABX.HE.AAA.07	GSC	USD	147,119	(0.09%)	08/25/2037	Monthly	31,055	—	5,765	(25,290)
ABX.HE.AAA.07	GSC	USD	644,381	(0.09%)	08/25/2037	Monthly	136,720	—	25,249	(111,471)
ABX.HE.AAA.07	CSI	USD	1,397,629	(0.09%)	08/25/2037	Monthly	340,966	—	54,763	(286,203)
ABX.HE.PENAAA.06	MSC	USD	159,001	(0.11%)	05/25/2046	Monthly	17,597	—	14,218	(3,379)

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

ABX.HE.PENAAA.06	JPM	USD	525,423	(0.11%)	05/25/2046	Monthly	$58,013	$—	$46,984	$(11,029)
ABX.HE.PENAAA.06	GSC	USD	423,895	(0.11%)	05/25/2046	Monthly	103,875	—	37,905	(65,970)
PrimeX.ARM.2 (21)	MSC	USD	85,605	(4.58%)	12/25/2037	Monthly	—	(183)	(407)	(224)

Total							$688,241	$(183)	$184,496	$(503,562)

Sell protection:
ABX.HE.AAA.06	MSC	USD	1,051	0.18%	07/25/2045	Monthly	$—	$—	$(20)	$(20)
ABX.HE.AAA.07	MSC	USD	147,119	0.09%	08/25/2037	Monthly	1,214	—	(5,765)	(6,979)
ABX.HE.AAA.07	MSC	USD	644,380	0.09%	08/25/2037	Monthly	5,284	—	(25,248)	(30,532)
ABX.HE.AAA.07	MSC	USD	1,397,628	0.09%	08/25/2037	Monthly	11,536	—	(54,763)	(66,299)
ABX.HE.PENAAA.06	BCLY	USD	1,108,322	0.11%	05/25/2046	Monthly	—	(26,125)	(99,110)	(72,985)
CMBX.NA.BB.8	CSI	USD	511,606	5.00%	10/17/2057	Monthly	—	(129,777)	(179,969)	(50,192)
CMBX.NA.BB.8	GSC	USD	859,111	5.00%	10/17/2057	Monthly	—	(230,254)	(302,211)	(71,957)
CMBX.NA.BB.8	MSC	USD	1,225,923	5.00%	10/17/2057	Monthly	—	(319,283)	(431,246)	(111,963)
CMBX.NA.BB.8	MSC	USD	1,433,461	5.00%	10/17/2057	Monthly	—	(373,880)	(504,252)	(130,372)
CMBX.NA.BB.8	GSC	USD	1,568,602	5.00%	10/17/2057	Monthly	—	(396,104)	(551,790)	(155,686)
CMBX.NA.BB.8	MSC	USD	2,991,444	5.00%	10/17/2057	Monthly	—	(758,879)	(1,052,308)	(293,429)
CMBX.NA.BB.8	GSC	USD	2,789,698	5.00%	10/17/2057	Monthly	—	(633,624)	(981,339)	(347,715)
CMBX.NA.BBB-.6	MSC	USD	360,000	3.00%	05/11/2063	Monthly	—	(29,092)	(93,244)	(64,152)
CMBX.NA.BBB-.6	CSI	USD	815,000	3.00%	05/11/2063	Monthly	—	(106,996)	(211,093)	(104,097)
CMBX.NA.BBB-.6	DEUT	USD	1,270,000	3.00%	05/11/2063	Monthly	—	(178,617)	(328,944)	(150,327)
CMBX.NA.BBB-.6	GSC	USD	2,790,000	3.00%	05/11/2063	Monthly	—	(291,499)	(715,664)	(424,165)
CMBX.NA.BBB-.6	MSC	USD	3,725,000	3.00%	05/11/2063	Monthly	—	(518,409)	(964,814)	(446,405)
PrimeX.ARM.2 (21)	JPM	USD	85,605	4.58%	12/25/2037	Monthly	2,828	—	407	(2,421)

Total							$20,862	$(3,992,539)	$(6,501,373)	$(2,529,696)

Total OTC credit default swap contracts							$709,103	$(3,992,722)	$(6,316,877)	$(3,033,258)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2021

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid (Received)	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.35.V1	USD	4,825,000	(5.00%)	12/20/2025	Quarterly	$(402,070)	$(420,849)	$(18,779)

Credit default swaps on indices:
Sell protection:
CDX.EM.34.V1	USD	82,135,000	1.00%	12/20/2025	Quarterly	$(4,412,312)	$(2,707,637)	$1,704,675
CDX.NA.IG.35.V1	USD	6,060,000	1.00%	12/20/2025	Quarterly	146,219	135,330	(10,889)

Total						$(4,266,093)	$(2,572,307)	$1,693,786

Total centrally cleared credit default swap contracts						$(4,668,163)	$(2,993,156)	$1,675,007

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2021

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
BOA	3.Mo. KRW KORIBOR	1.20% Fixed	KRW	9,065,475,000	12/16/2030	Quarterly	$9,966	$—	$(88,565)	$(98,531)

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

BOA	3.Mo. KRW KORIBOR	1.20% Fixed	KRW	9,185,155,000	12/16/2030	Quarterly	$22,165	$—	$(89,735)	$(111,900)
BOA	7 Day CNY Repo Rate	2.74% Fixed	CNY	129,365,000	12/16/2025	Quarterly	—	—	(9,770)	(9,770)

Total OTC interest rate swap contracts							$32,131	$—	$(188,070)	$(220,201)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2021

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12 Mo. Federal Funds Rate	0.08% Fixed	USD	23,025,000	08/12/2025	Annual	$—	$(2,430)	$214,976	$217,406
3 Mo. USD LIBOR	0.27% Fixed	USD	3,875,000	10/08/2023	Semi-Annual	—	(731)	(6,575)	(5,844)
3 Mo. USD LIBOR	0.81% Fixed	USD	15,480,000	09/16/2050	Semi-Annual	47,697	—	3,046,506	2,998,809

Total centrally cleared interest rate swap contracts						$47,697	$(3,161)	$3,254,907	$3,210,371

Foreign Currency Contracts Outstanding at January 31, 2021

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
197,000	GBP	262,717	USD	GSC	03/17/2021	$7,274	$—
3,910,585	USD	5,213,000	AUD	BOA	03/17/2021	—	(74,550)
8,413,524	USD	6,913,000	EUR	CBK	02/26/2021	19,814	—
892,805	USD	733,000	EUR	GSC	02/26/2021	2,802	—
121,114	USD	100,000	EUR	CBA	02/26/2021	—	(306)
37,501,857	USD	30,829,000	EUR	BNP	03/17/2021	49,805	(393)
3,435,791	USD	2,791,000	EUR	GSC	03/17/2021	45,159	—
1,992,793	USD	1,637,000	EUR	BCLY	03/17/2021	4,092	—
1,594,696	USD	1,317,000	EUR	CBA	03/17/2021	—	(5,254)
8,243,238	USD	6,792,000	EUR	SSG	03/17/2021	—	(7,987)
8,219,189	USD	6,792,000	EUR	WEST	03/17/2021	—	(32,036)
263,818	USD	197,000	GBP	MSC	03/17/2021	—	(6,172)
8,412,228	USD	27,346,000	ILS	BCLY	03/17/2021	76,919	—
63,362,819	USD	6,572,150,000	JPY	JPM	03/15/2021	591,268	—
2,318,930	USD	47,065,000	MXN	GSC	06/10/2021	55,436	—
Total Foreign Currency Contracts						$852,569	$(126,698)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
USD	United States Dollar

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage-Backed North American
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
ICE	Intercontinental Exchange, Inc.
MTA	Monthly Treasury Average Index
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Other Abbreviations:
AGM	Assured Guaranty Municipal Corp.
CD	Certificate of Deposit
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CR	Custody Receipts
EM	Emerging Markets
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PAC	Planned Amortization Class
PT	Perseroan Terbatas
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
PA	Port Authority
Rev	Revenue

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$550,504,751	$—	$550,504,751	$—
Corporate Bonds	1,058,936,612	—	1,058,936,612	—
Foreign Government Obligations	228,551,303	—	228,551,303	—
Municipal Bonds	58,823,212	—	58,823,212	—
Senior Floating Rate Interests	133,965,668	—	133,965,668	—
U.S. Government Agencies	1,340,254,941	—	1,340,254,941	—
U.S. Government Securities	721,489,081	—	721,489,081	—
Common Stocks
Energy	57,926	—	—	57,926
Preferred Stocks	443,674	443,674	—	—
Warrants	101	—	—	101
Short-Term Investments	111,541,472	6,448,006	105,093,466	—
Purchased Options	106,164	—	106,164	—
Foreign Currency Contracts(2)	852,569	—	852,569	—
Futures Contracts(2)	5,616,983	5,616,983	—	—
Swaps - Credit Default(2)	1,704,679	—	1,704,679	—
Swaps - Interest Rate(2)	3,216,215	—	3,216,215	—

Total	$4,216,065,351	$12,508,663	$4,203,498,661	$58,027

Liabilities
Foreign Currency Contracts(2)	$(126,698)	$—	$(126,698)	$—
Futures Contracts(2)	(207,757)	(207,757)	—	—
Swaps - Credit Default(2)	(3,062,930)	—	(3,060,285)	(2,645)
Swaps - Interest Rate(2)	(226,045)	—	(226,045)	—
TBA Sale Commitments	(80,047,718)	—	(80,047,718)	—
Written Options	(1,503,077)	—	(1,503,077)	—

Total	$(85,174,225)	$(207,757)	$(84,963,823)	$(2,645)

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended January 31, 2021 is not presented.

The Hartford World Bond Fund

Schedule of Investments
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 7.1%
	Bermuda - 0.0%
	Home Re Ltd.
$1,545,000	1.67%, 07/25/2033	$1,544,862

	Cayman Islands - 1.5%
	ACRE Commercial Mortgage Ltd.
810,000	1.55%, 12/18/2037, 1 mo. USD LIBOR + 1.400%(1)(2)	810,000
	ALM VII Ltd.
2,000,000	3.79%, 07/15/2029, 3 mo. USD LIBOR + 3.550%(1)(2)	1,999,906
	Apidos CLO XII
2,125,000	2.84%, 04/15/2031, 3 mo. USD LIBOR + 2.600%(1)(2)	2,033,121
	Apidos CLO XXXIII
1,040,000	2.92%, 07/24/2031, 3 mo. USD LIBOR + 2.700%(1)(2)	1,041,738
470,000	4.54%, 07/24/2031, 3 mo. USD LIBOR + 4.320%(1)(2)	469,687
	Arbor Realty Collateralized Loan Obligation Ltd.
2,290,000	2.18%, 02/15/2035, 1 mo. USD LIBOR + 2.050%(1)(2)	2,285,517
	Arbor Realty Commercial Real Estate Notes Ltd.
1,295,000	1.88%, 09/15/2034, 1 mo. USD LIBOR + 1.750%(1)(2)	1,294,924
	Atrium IX
500,000	3.82%, 05/28/2030, 3 mo. USD LIBOR + 3.600%(1)(2)	499,890
	Atrium XII
3,250,000	1.87%, 04/22/2027, 3 mo. USD LIBOR + 1.650%(1)(2)	3,244,868
	BlueMountain CLO Ltd.
1,335,000	2.22%, 11/20/2028, 3 mo. USD LIBOR + 2.000%(1)(2)	1,304,411
	California Street CLO XII Ltd.
598,039	3.49%, 10/15/2025, 3 mo. USD LIBOR + 3.250%(1)(2)	597,932
	Carlyle CLO Ltd.
500,000	3.01%, 04/30/2031, 3 mo. USD LIBOR + 2.800%(1)(2)	481,607
	Carlyle Global Market Strategies CLO Ltd.
2,500,000	1.62%, 04/17/2031, 3 mo. USD LIBOR + 1.400%(1)(2)	2,479,098
	Carlyle U.S. CLO Ltd.
2,350,000	1.64%, 01/15/2030, 3 mo. USD LIBOR + 1.400%(1)(2)	2,350,042
	Covenant Credit Partners CLO Ltd.
1,015,000	2.09%, 10/15/2029, 3 mo. USD LIBOR + 1.850%(1)(2)	1,020,241
	Dryden 33 Senior Loan Fund
1,505,000	7.21%, 04/15/2029, 3 mo. USD LIBOR + 6.970%(1)(2)	1,505,721
	Dryden 75 CLO Ltd.
1,000,000	2.64%, 07/15/2030, 3 mo. USD LIBOR + 2.400%(1)(2)	1,001,994
	Dryden XXVIII Senior Loan Fund
2,050,000	6.67%, 08/15/2030, 3 mo. USD LIBOR + 6.450%(1)(2)	2,040,012
	Elmwood CLO Ltd.
750,000	7.02%, 04/20/2031, 3 mo. USD LIBOR + 6.800%(1)(2)	745,766
	Flatiron CLO Ltd.
290,000	4.94%, 04/15/2027, 3 mo. USD LIBOR + 4.700%(1)(2)	288,591
	Harriman Park CLO Ltd.
1,500,000	3.86%, 04/20/2031, 3 mo. USD LIBOR + 3.640%(1)(2)	1,499,913
	Highbridge Loan Management Ltd.
2,937,500	1.68%, 02/05/2031, 3 mo. USD LIBOR + 1.450%(1)(2)	2,931,531
	HPS Loan Management Ltd.
750,000	2.62%, 01/20/2028, 3 mo. USD LIBOR + 2.400%(1)(2)	750,781
	LCM L.P.
1,040,000	1.62%, 04/20/2028, 3 mo. USD LIBOR + 1.400%(1)(2)	1,040,325
2,240,000	2.17%, 10/20/2027, 3 mo. USD LIBOR + 1.950%(1)(2)	2,240,495
	Madison Park Funding Ltd.
1,000,000	1.82%, 10/21/2030, 3 mo. USD LIBOR + 1.600%(1)(2)	1,000,361
3,000,000	2.12%, 04/19/2030, 3 mo. USD LIBOR + 1.900%(1)(2)	2,987,763
1,750,000	2.12%, 04/20/2026, 3 mo. USD LIBOR + 1.900%(1)(2)	1,752,114
1,130,000	2.42%, 07/23/2029, 3 mo. USD LIBOR + 2.200%(1)(2)	1,130,549
	Magnetite Ltd.
2,470,000	3.56%, 01/25/2032, 3 mo. USD LIBOR + 3.300%(1)(2)	2,480,554
	Octagon Investment Partners Ltd.
2,765,000	2.47%, 10/24/2030, 3 mo. USD LIBOR + 2.250%(1)(2)	2,765,857
1,504,000	5.99%, 07/15/2027, 3 mo. USD LIBOR + 5.750%(1)(2)	1,477,882

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	OZLM Ltd.
$1,500,000	2.09%, 04/15/2031, 3 mo. USD LIBOR + 1.850%(1)(2)	$1,497,275
	Palmer Square Loan Funding Ltd.
2,495,000	6.24%, 04/20/2029, 3 mo. USD LIBOR + 6.000%(1)(2)(3)	2,495,260
	Sound Point CLO II Ltd.
1,500,000	2.07%, 01/26/2031, 3 mo. USD LIBOR + 1.850%(1)(2)	1,458,395
	Thunderbolt Aircraft Lease
903,516	4.15%, 09/15/2038(1)(4)	903,295
	Voya CLO Ltd.
2,390,000	2.44%, 10/15/2031, 3 mo. USD LIBOR + 2.200%(1)(2)	2,369,771
	Westcott Park CLO Ltd.
1,015,000	2.47%, 07/20/2028, 3 mo. USD LIBOR + 2.250%(1)(2)	1,015,606
	Zais CLO Ltd.
3,870,623	1.77%, 10/15/2028, 3 mo. USD LIBOR + 1.530%(1)(2)	3,866,775

		63,159,568

	United States - 5.6%
	Aaset Trust
1,521,987	3.84%, 05/15/2039(1)	1,517,361
	Ajax Mortgage Loan Trust
1,400,000	2.35%, 09/25/2065(1)(5)	1,399,957
	AMSR Trust
2,384,000	2.01%, 11/17/2037(1)	2,398,569
	Angel Oak Mortgage Trust LLC
295,253	2.77%, 12/25/2059(1)(5)	297,769
3,108,281	2.93%, 11/25/2059(1)(5)	3,151,718
	BBCMS Mortgage Trust
2,290,384	1.63%, 04/15/2053(5)(6)	255,031
	Bellemeade Re Ltd.
946,000	2.75%, 06/25/2030, 1 mo. USD LIBOR + 2.600%(1)(2)	948,516
	Benchmark Mortgage Trust
20,821,811	0.52%, 07/15/2051(5)(6)	579,300
2,762,970	1.04%, 03/15/2052(5)(6)	195,707
3,349,702	1.52%, 01/15/2054(5)(6)	417,547
	BFLD Trust
750,000	2.18%, 11/15/2028, 1 mo. USD LIBOR + 2.050%(1)(2)	759,374
	BRAVO Residential Funding Trust
2,285,000	1.99%, 04/25/2031(1)	2,284,963
	BX Commercial Mortgage Trust
1,512,231	1.58%, 10/15/2036, 1 mo. USD LIBOR + 1.450%(1)(2)	1,514,986
4,632,573	2.13%, 10/15/2036, 1 mo. USD LIBOR + 2.000%(1)(2)	4,640,924
1,578,500	2.18%, 11/15/2035, 1 mo. USD LIBOR + 2.050%(1)(2)	1,581,912
1,370,000	2.23%, 10/15/2037, 1 mo. USD LIBOR + 2.100%(1)(2)	1,379,909
690,000	2.40%, 01/15/2034, 1 mo. USD LIBOR + 2.250%(1)(2)	690,653
1,298,811	2.63%, 12/15/2036, 1 mo. USD LIBOR + 2.500%(1)(2)	1,301,228
2,785,000	2.88%, 10/15/2037, 1 mo. USD LIBOR + 2.750%(1)(2)	2,809,816
	BX Trust
2,499,852	2.10%, 09/15/2037, 1 mo. USD LIBOR + 1.975%(1)(2)	2,265,807
	CAMB Commercial Mortgage Trust
895,000	1.88%, 12/15/2037, 1 mo. USD LIBOR + 1.750%(1)(2)	896,638
	Cantor Commercial Real Estate
7,082,598	1.14%, 05/15/2052(5)(6)	520,373
	CF Hippolyta LLC
4,288,024	2.28%, 07/15/2060(1)	4,356,893
	Chase Mortgage Reference Notes
2,156,205	2.38%, 10/25/2057, 1 mo. USD LIBOR + 2.250%(1)(2)	2,190,488
	Citigroup Commercial Mortgage Trust
1,120,000	4.68%, 01/10/2036(1)	1,209,364
1,865,000	4.75%, 01/10/2036(1)(5)	1,982,636
	Citigroup Mortgage Loan Trust
1,953,615	3.23%, 11/25/2070(1)(4)	1,963,941
	Commercial Mortgage Trust
24,453,862	0.58%, 02/10/2047(5)(6)	370,097
770,000	4.74%, 02/10/2047(5)	840,022
1,385,000	4.89%, 11/10/2046(5)	1,515,250

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Connecticut Avenue Securities Trust
$3,130,000	2.18%, 01/25/2040, 1 mo. USD LIBOR + 2.050%(1)(2)	$3,130,977
1,278,556	2.23%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	1,280,647
1,732,822	2.23%, 10/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	1,733,907
1,979,985	2.28%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	1,984,643
4,670,883	2.28%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	4,638,020
1,434,383	2.43%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	1,437,796
2,273,585	2.58%, 07/25/2031, 1 mo. USD LIBOR + 2.450%(1)(2)	2,279,434
4,684,000	3.13%, 01/25/2040, 1 mo. USD LIBOR + 3.000%(1)(2)	4,520,017
485,000	3.38%, 01/25/2040, 1 mo. USD LIBOR + 3.250%(1)(2)	475,915
2,400,000	4.48%, 07/25/2031, 3 mo. USD LIBOR + 4.350%(1)(2)	2,484,264
3,990,000	5.38%, 06/25/2039, 1 mo. USD LIBOR + 5.250%(1)(2)	4,080,886
	CSAIL Commercial Mortgage Trust
11,281,627	0.61%, 08/15/2051(5)(6)	410,006
48,401,670	0.75%, 06/15/2057(5)(6)	1,266,207
13,131,894	0.83%, 04/15/2050(5)(6)	355,375
748,000	4.89%, 11/15/2051(5)	833,187
	CSMC Trust
800,700	3.25%, 04/25/2047(1)(5)	830,874
	DBUBS Mortgage Trust
47,628	0.53%, 11/10/2046(1)(5)(6)	2
	Deephaven Residential Mortgage Trust
824,803	2.79%, 10/25/2059(1)(5)	840,240
	Domino’s Pizza Master Issuer LLC
2,425,000	3.08%, 07/25/2047(1)	2,437,877
417,100	4.12%, 07/25/2047(1)	447,298
	Eagle RE Ltd.
6,300,000	1.93%, 01/25/2030, 1 mo. USD LIBOR + 1.800%(1)(2)	6,292,395
	ExteNet LLC
1,315,000	3.20%, 07/26/2049(1)	1,363,301
	Fannie Mae Connecticut Avenue Securities
1,827,801	2.13%, 03/25/2031, 1 mo. USD LIBOR + 2.000%(2)	1,829,811
2,079,414	2.28%, 10/25/2030, 1 mo. USD LIBOR + 2.150%(2)	2,081,374
1,953,290	2.33%, 08/25/2030, 1 mo. USD LIBOR + 2.200%(2)	1,959,388
3,252,967	2.38%, 07/25/2030, 1 mo. USD LIBOR + 2.250%(2)	3,269,563
2,438,262	2.48%, 01/25/2031, 1 mo. USD LIBOR + 2.350%(2)	2,451,638
2,193,262	2.68%, 12/25/2030, 1 mo. USD LIBOR + 2.550%(2)	2,209,717
4,561,824	2.93%, 02/25/2030, 1 mo. USD LIBOR + 2.800%(2)	4,621,857
541,169	3.03%, 07/25/2024, 1 mo. USD LIBOR + 2.900%(2)	547,267
1,927,530	3.78%, 09/25/2029, 1 mo. USD LIBOR + 3.650%(2)	1,982,586
1,737,000	3.88%, 10/25/2030, 1 mo. USD LIBOR + 3.750%(2)	1,791,320
3,650,000	4.38%, 01/25/2031, 1 mo. USD LIBOR + 4.250%(2)	3,809,729
300,691	4.53%, 01/25/2024, 1 mo. USD LIBOR + 4.400%(2)	307,739
1,720,000	5.88%, 07/25/2029, 1 mo. USD LIBOR + 5.750%(2)	1,870,694
	FCI Funding LLC
656,750	3.63%, 02/18/2031(1)	666,045
	FirstKey Homes Trust
4,430,000	2.67%, 10/19/2037(1)	4,519,009
	Five Guys Funding LLC
2,039,588	4.60%, 07/25/2047(1)	2,125,347
	Freddie Mac Strips
1,129,449	5.00%, 09/15/2036(6)	208,296
	FREMF Mortgage Trust
1,050,000	3.53%, 02/25/2048(1)(5)	1,067,762
3,645,000	3.59%, 04/25/2048(1)(5)	3,884,845
1,855,000	3.76%, 07/25/2026(1)(5)	1,984,140
1,945,000	3.87%, 02/25/2050(1)(5)	2,097,974
1,546,000	3.92%, 08/25/2052(1)(5)	1,687,642
880,000	3.97%, 07/25/2052(1)(5)	969,189
920,000	3.98%, 04/25/2051(1)(5)	1,013,166
2,175,000	4.04%, 07/25/2027(1)(5)	2,391,325
2,650,000	4.07%, 07/25/2050(1)(5)	2,958,000
2,180,000	4.08%, 09/25/2025(1)(5)	2,358,528
	FWD Securitization Trust
964,920	2.44%, 01/25/2050(1)(5)	967,025

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	GB Trust
$720,000	1.73%, 08/15/2037, 1 mo. USD LIBOR + 1.600%(1)(2)	$724,773
	GCAT Trust
687,559	1.56%, 04/25/2065(1)(4)	692,866
	GS Mortgage Securities Corp. Trust
3,125,000	1.58%, 09/15/2031, 1 mo. USD LIBOR + 1.450%(1)(2)	3,023,881
	GS Mortgage Securities Trust
3,591,049	0.96%, 02/10/2052(5)(6)	228,929
9,600,549	1.03%, 05/10/2050(5)(6)	527,697
	Hertz Vehicle Financing II L.P.
1,410,548	2.65%, 07/25/2022(1)	1,414,348
377,953	2.96%, 10/25/2021(1)	378,910
	Horizon Aircraft Finance Ltd.
1,823,051	3.43%, 11/15/2039(1)	1,831,770
	JP Morgan Chase Commercial Mortgage Securities Trust
5,080,000	3.62%, 01/16/2037(1)	5,124,484
	JPMBB Commercial Mortgage Securities Trust
47,702,745	0.63%, 09/15/2047(5)(6)	894,212
	KKR Industrial Portfolio Trust
1,735,000	1.70%, 12/15/2037, 1 mo. USD LIBOR + 1.550%(1)(2)	1,743,236
	Legacy Mortgage Asset Trust
405,000	1.89%, 10/25/2066(1)(3)(4)	405,052
3,831,407	3.25%, 11/25/2059(1)(4)	3,841,376
	LSTAR Securities Investment Ltd.
1,816,661	1.64%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	1,803,256
	LSTAR Securities Investment Trust
262,973	1.64%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	261,176
721,433	1.84%, 03/01/2024, 1 mo. USD LIBOR + 1.700%(1)(2)	718,248
	MF1 Ltd.
1,600,000	1.83%, 11/15/2035, 1 mo. USD LIBOR + 1.700%(1)(2)	1,605,361
3,025,000	2.13%, 12/25/2034, 1 mo. USD LIBOR + 2.000%(1)(2)	3,028,776
	Morgan Stanley Bank of America Merrill Lynch Trust
12,180,758	1.02%, 10/15/2048(5)(6)	450,180
	Morgan Stanley Capital I Trust
1,600,000	1.33%, 07/15/2035, 1 mo. USD LIBOR + 1.200%(1)(2)	1,597,964
8,814,390	1.42%, 06/15/2050(5)(6)	523,718
3,740,000	3.18%, 11/10/2036(1)(5)	3,157,991
1,620,000	3.74%, 12/15/2036, 1 mo. USD LIBOR + 2.244%(1)(2)	1,614,609
	Mortgage Insurance-Linked Notes
1,040,000	3.03%, 11/26/2029, 1 mo. USD LIBOR + 2.900%(1)(2)	1,002,367
	Navient Private Education Refi Loan Trust
700,000	2.24%, 05/15/2069(1)	688,514
3,210,000	3.13%, 02/15/2068(1)	3,301,259
	New Residential Mortgage LLC
769,831	4.09%, 07/25/2054(1)	772,446
	New Residential Mortgage Loan Trust
3,151,039	4.34%, 07/25/2060(1)(4)	3,201,032
	Planet Fitness Master Issuer LLC
1,656,863	4.26%, 09/05/2048(1)	1,655,090
	PMT Credit Risk Transfer Trust
1,245,983	2.13%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	1,170,002
520,834	2.83%, 10/27/2022, 1 mo. USD LIBOR + 2.700%(1)(2)	520,916
	Preston Ridge Partners Mortgage Trust LLC
834,532	2.36%, 11/25/2025(1)(4)	837,484
3,020,114	2.86%, 09/25/2025(1)(4)	3,046,082
1,332,087	3.35%, 07/25/2024(1)(4)	1,339,431
1,357,051	3.50%, 10/25/2024(1)(5)	1,374,046
	Progress Residential Trust
755,000	2.30%, 10/17/2027(1)	756,184
	Sapphire Aviation Finance Ltd.
1,262,636	3.23%, 03/15/2040(1)	1,268,347
	Sonic Capital LLC
2,406,700	4.03%, 02/20/2048(1)	2,478,107
	START Ltd.
215,785	3.54%, 11/15/2044(1)	215,670

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Starwood Mortgage Residential Trust
$1,521,423	4.38%, 10/25/2048(1)(5)	$1,571,977
	Store Master Funding LLC
1,090,042	3.96%, 10/20/2048(1)	1,141,348
	Structured Agency Credit Risk Trust
1,180,000	2.23%, 09/25/2048, 1 mo. USD LIBOR + 2.100%(1)(2)	1,181,596
	Taco Bell Funding LLC
4,091,500	4.32%, 11/25/2048(1)	4,136,916
	Tricon American Homes
2,320,000	4.88%, 07/17/2038(1)	2,480,985
	Tricon American Homes Trust
970,000	3.41%, 09/17/2034(1)	985,202
	Vantage Data Centers Issuer LLC
3,325,000	1.65%, 09/15/2045(1)	3,337,509
1,054,573	3.19%, 07/15/2044(1)	1,105,904
	VCAT LLC
322,044	2.29%, 12/26/2050(1)	322,140
	Vericrest Opportunity Loan Trust
389,213	2.98%, 02/25/2050(1)(4)	390,355
715,666	3.97%, 02/25/2049(1)(4)	717,816
1,485,000	3.97%, 03/25/2050(1)(4)	1,462,616
1,655,000	4.34%, 02/25/2050(1)(4)	1,644,915
	Verus Securitization Trust
2,767,906	3.00%, 11/25/2059(1)(4)	2,832,792
425,000	3.20%, 10/25/2063(1)(5)	425,139
	Visio Trust
72,622	1.31%, 11/25/2055(1)	72,976
	VOLT LXXX LLC
2,725,855	3.23%, 10/25/2049(1)(4)	2,731,456
	VOLT XCII LLC
470,000	1.89%, 02/27/2051(1)(4)	469,950
	Wave USA
1,989,493	3.60%, 09/15/2044(1)	2,005,592
	Wells Fargo Commercial Mortgage Trust
2,000,000	3.07%, 08/15/2049(5)	1,805,038
	Wells Fargo Mortgage-Backed Securities Trust
80,426	3.00%, 05/25/2050(1)(5)	82,444
	Wells Fargo N.A.
3,689,166	0.96%, 02/15/2052(5)(6)	228,964
10,326,744	1.03%, 04/15/2052(5)(6)	722,607
9,641,470	1.24%, 03/15/2063(5)(6)	873,367
	WF-RBS Commercial Mortgage Trust
9,813,448	1.26%, 03/15/2047(5)(6)	311,285
4,095,000	5.19%, 06/15/2044(1)(5)	4,063,690

		243,315,362

	Total Asset & Commercial Mortgage-Backed Securities
	(cost $304,251,143)	$308,019,792

Corporate Bonds - 16.4%
	Bermuda - 0.0%
	Fly Leasing Ltd.
655,000	5.25%, 10/15/2024(7)	636,988

	Canada - 0.3%
	Bausch Health Cos., Inc.
875,000	5.00%, 02/15/2029(1)	895,698
3,055,000	6.13%, 04/15/2025(1)	3,130,459
	CPPIB Capital, Inc.
9,988,000	1.25%, 01/28/2031(1)	9,914,048

		13,940,205

	Cayman Islands - 0.1%
	Hawaiian Brand Intellect
1,030,000	5.75%, 01/20/2026(1)	1,067,981

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Park Aerospace Holdings Ltd.
	$3,950,000	5.25%, 08/15/2022(1)	$4,142,285

			5,210,266

		Finland - 0.2%
		Nokia Oyj
EUR	6,735,000	2.38%, 05/15/2025(8)	8,698,780

		France - 0.8%
		Altice France S.A.
	3,685,000	2.50%, 01/15/2025(1)	4,404,851
	4,555,000	3.38%, 01/15/2028(1)	5,479,351
	$2,600,000	5.13%, 01/15/2029(1)	2,681,250
EUR	1,635,000	5.88%, 02/01/2027(8)	2,127,044
		La Financiere Atalian SASU
	1,885,000	4.00%, 05/15/2024(8)	2,150,288
		Orange S.A.
	$870,000	4.13%, 09/14/2021	890,486
		Renault S.A.
EUR	16,000,000	1.00%, 04/18/2024(8)	19,284,680

			37,017,950

		Germany - 0.1%
		Techem Verwaltungsgesellschaft 675 mbH
	4,021,000	2.00%, 07/15/2025(1)	4,805,960

		Ireland - 0.1%
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
	$1,645,000	4.13%, 08/15/2026(1)	1,696,406
	1,310,000	5.25%, 08/15/2027(1)	1,361,418

			3,057,824

		Jersey - 0.1%
		Adient Global Holdings Ltd.
EUR	1,605,000	3.50%, 08/15/2024(8)	1,949,956
	$960,000	4.88%, 08/15/2026(1)	971,712

			2,921,668

		Liberia - 0.0%
		Royal Caribbean Cruises Ltd.
	960,000	9.13%, 06/15/2023(1)	1,039,200

		Luxembourg - 0.4%
		Altice Financing S.A.
EUR	2,075,000	2.25%, 01/15/2025(1)	2,429,981
		ARD Finance S.A. (5.00% Cash, 5.75% PIK)
	1,585,000	5.00%, 06/30/2027(1)(9)	1,973,240
		Cab SELARL
	1,024,000	3.75%, 02/01/2028(1)	1,242,675
		Medtronic Global Holdings SCA
	7,880,000	1.00%, 07/02/2031	10,238,590

			15,884,486

		Mexico - 0.0%
		Unifin Financiera S.A.B. de C.V.
	$1,285,000	9.88%, 01/28/2029(1)	1,295,152

		Mult - 0.1%
		Clarios Global L.P. / Clarios U.S. Finance Co.
	420,000	8.50%, 05/15/2027(1)	444,780
		Endo Dac / Endo Finance LLC / Endo Finco, Inc.
	1,043,000	6.00%, 06/30/2028(1)	883,942
	1,864,000	9.50%, 07/31/2027(1)	2,129,620
		Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc.
EUR	1,115,000	4.38%, 05/15/2026(1)	1,395,460

			4,853,802

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Netherlands - 0.8%
		Diamond (BC) B.V.
	1,415,000	5.63%, 08/15/2025(8)	$1,737,160
		Mondelez International Holdings Netherlands B.V.
	$4,475,000	2.00%, 10/28/2021(1)	4,524,703
		NXP B.V. / NXP Funding LLC
	2,667,000	3.88%, 09/01/2022(1)	2,803,178
		Petrobras Global Finance B.V.
	2,400,000	5.09%, 01/15/2030	2,634,960
		Siemens Financieringsmaatschappij N.V.
	8,950,000	2.90%, 05/27/2022(1)	9,257,258
		Teva Pharmaceutical Finance Netherlands B.V.
	4,550,000	2.20%, 07/21/2021	4,545,960
	1,900,000	2.80%, 07/21/2023	1,883,660
	405,000	6.75%, 03/01/2028(7)	453,134
		United Group B.V.
EUR	1,750,000	3.63%, 02/15/2028(8)	2,061,551
	545,000	4.00%, 11/15/2027(1)	655,193
		Volkswagen International Finance N.V.
	2,100,000	3.38%, 06/27/2024, (3.38% fixed rate until 06/27/2024; 6 year EUR Swap + 2.970% thereafter)(8)(10)(11)	2,650,392

			33,207,149

		Panama - 0.1%
		Carnival Corp.
	$1,265,000	9.88%, 08/01/2027(1)	1,451,588
	1,315,000	11.50%, 04/01/2023(1)	1,492,525

			2,944,113

		Saudi Arabia - 0.1%
		Saudi Arabian Oil Co.
	1,775,000	1.63%, 11/24/2025(1)	1,807,339
	3,695,000	2.25%, 11/24/2030(1)	3,685,514

			5,492,853

		Singapore - 0.0%
		ABJA Investment Co. Pte Ltd.
	1,275,000	5.45%, 01/24/2028(8)	1,326,677

		Spain - 0.0%
		Banco Santander S.A.
EUR	1,505,000	1.00%, 12/15/2024(5)(10)	1,641,718

		Switzerland - 1.0%
		Credit Suisse Group AG
	$18,175,000	7.50%, 12/11/2023, (7.50% fixed rate until 12/11/2023; 5 year USD Swap + 4.598% thereafter)(8)(10)(11)	20,138,554
		UBS Group Funding Switzerland AG
	9,325,000	6.88%, 03/22/2021, (6.88% fixed rate until 03/22/2021; 5 year USD ICE Swap + 5.497% thereafter)(8)(10)(11)	9,372,371
	11,590,000	7.13%, 08/10/2021, (7.13% fixed rate until 08/10/2021; 5 year USD ICE Swap + 5.883% thereafter)(8)(10)(11)	11,871,568

			41,382,493

		United Kingdom - 0.2%
		Sky Ltd.
	7,375,000	3.13%, 11/26/2022(1)	7,738,100

		United States - 12.0%
		Abbott Laboratories
	7,370,000	2.95%, 03/15/2025	8,028,087
		AbbVie, Inc.
	6,995,000	2.15%, 11/19/2021	7,095,069
	2,115,000	2.30%, 05/14/2021	2,124,675
	2,190,000	3.38%, 11/14/2021	2,242,063
		Acadia Healthcare Co., Inc.
	610,000	5.00%, 04/15/2029(1)	642,025
		Acrisure LLC / Acrisure Finance, Inc.

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Acrisure LLC / Acrisure Finance, Inc.
	$815,000	8.13%, 02/15/2024(1)	$850,860
	600,000	10.13%, 08/01/2026(1)	688,500
		Alabama Power Co.
	3,590,000	2.45%, 03/30/2022	3,673,122
		AMC Networks, Inc.
	2,105,000	4.25%, 02/15/2029(3)	2,102,369
		American Tower Corp.
	4,315,000	2.40%, 03/15/2025	4,558,534
	770,000	2.95%, 01/15/2025	830,103
	1,000,000	4.00%, 06/01/2025	1,119,761
		Antero Midstream Partners L.P. / Antero Midstream Finance Corp.
	1,085,000	5.75%, 01/15/2028(1)	1,085,000
		Apache Corp.
	1,370,000	4.38%, 10/15/2028	1,370,000
		APX Group, Inc.
	1,245,000	6.75%, 02/15/2027(1)	1,325,925
	1,280,000	7.63%, 09/01/2023(7)	1,329,600
		AT&T, Inc.
EUR	2,535,000	1.45%, 06/01/2022	3,130,295
	2,714,000	2.65%, 12/17/2021	3,352,891
		Avantor Funding, Inc.
	$3,015,000	4.63%, 07/15/2028(1)	3,173,890
		Ball Corp.
EUR	805,000	0.88%, 03/15/2024	980,891
	1,585,000	1.50%, 03/15/2027	1,981,250
		BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK)
	$455,000	7.75%, 04/01/2027(1)(9)	452,725
		Beacon Roofing Supply, Inc.
	975,000	4.88%, 11/01/2025(1)	987,392
		Becton Dickinson and Co.
	4,051,000	2.89%, 06/06/2022	4,177,057
	4,700,000	3.13%, 11/08/2021	4,796,487
	3,775,000	3.73%, 12/15/2024	4,173,168
		Berry Global, Inc.
	1,720,000	4.88%, 07/15/2026(1)	1,837,528
		Boeing Co.
	18,525,000	4.51%, 05/01/2023	19,934,630
		Boyd Gaming Corp.
	995,000	4.75%, 12/01/2027	1,023,606
		Broadcom, Inc.
	8,115,000	4.70%, 04/15/2025	9,239,560
		Buckeye Partners L.P.
	900,000	4.13%, 03/01/2025(1)	911,632
	895,000	4.50%, 03/01/2028(1)	924,463
		Caesars Resort Collection LLC / CRC Finco, Inc.
	267,000	5.25%, 10/15/2025(1)	266,474
		Cardtronics, Inc. / Cardtronics USA, Inc.
	1,025,000	5.50%, 05/01/2025(1)	1,062,156
		Centene Corp.
	1,810,000	4.63%, 12/15/2029	2,006,756
		CenterPoint Energy, Inc.
	3,375,000	2.50%, 09/01/2022	3,482,293
		Charter Communications Operating LLC / Charter Communications Operating Capital
	4,756,000	4.50%, 02/01/2024	5,266,869
	9,300,000	4.91%, 07/23/2025	10,717,432
		CHS/Community Health Systems, Inc.
	120,000	4.75%, 02/15/2031(1)(3)	120,000
	1,035,000	5.63%, 03/15/2027(1)	1,086,750
	2,645,000	6.63%, 02/15/2025(1)	2,784,391
		Cigna Corp.
	640,000	3.40%, 09/17/2021	652,407
	8,460,000	4.13%, 11/15/2025	9,694,135
		Cinemark USA, Inc.
	690,000	5.13%, 12/15/2022	674,475

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Commercial Metals Co.
	$85,000	3.88%, 02/15/2031(3)	$87,019
		Consolidated Edison Co. of New York, Inc.
	2,750,000	0.65%, 06/25/2021, 3 mo. USD LIBOR + 0.400%(2)	2,754,427
		Constellation Brands, Inc.
	1,350,000	3.75%, 05/01/2021	1,361,248
		Continental Resources, Inc.
	730,000	4.38%, 01/15/2028	748,250
	785,000	4.90%, 06/01/2044	758,506
	570,000	5.75%, 01/15/2031(1)	616,911
		Cornerstone Building Brands, Inc.
	1,270,000	6.13%, 01/15/2029(1)	1,327,150
		Cox Communications, Inc.
	1,300,000	2.95%, 06/30/2023(1)	1,367,059
		Crown Castle International Corp.
	3,300,000	3.20%, 09/01/2024	3,566,404
	2,495,000	5.25%, 01/15/2023	2,718,923
		CVS Health Corp.
	7,270,000	0.95%, 03/09/2021, 3 mo. USD LIBOR + 0.720%(2)	7,275,327
	578,000	3.70%, 03/09/2023	616,371
		Discovery Communications LLC
	4,185,000	2.95%, 03/20/2023	4,397,204
	1,750,000	3.80%, 03/13/2024	1,905,900
		DISH DBS Corp.
	1,300,000	5.88%, 11/15/2024	1,347,151
		Dominion Energy, Inc.
	4,970,000	2.45%, 01/15/2023(1)	5,161,721
	3,725,000	2.72%, 08/15/2021	3,770,261
	4,365,000	3.30%, 03/15/2025	4,782,704
		Dun & Bradstreet Corp.
	395,000	10.25%, 02/15/2027(1)	441,413
		Eli Lilly & Co.
	5,150,000	2.35%, 05/15/2022	5,286,445
		EnLink Midstream LLC
	2,111,000	5.63%, 01/15/2028(1)	2,107,042
		EQM Midstream Partners L.P.
	925,000	4.50%, 01/15/2029(1)	895,400
	705,000	4.75%, 01/15/2031(1)	680,593
	1,135,000	6.00%, 07/01/2025(1)	1,187,289
	930,000	6.50%, 07/15/2048	895,125
		EQT Corp.
	930,000	3.90%, 10/01/2027	966,037
		Equinix, Inc.
EUR	7,787,500	2.88%, 02/01/2026	9,595,337
		ERAC USA Finance LLC
	$937,000	2.60%, 12/01/2021(1)	952,476
	1,550,000	3.30%, 10/15/2022(1)	1,623,403
		Exelon Corp.
	2,325,000	3.95%, 06/15/2025	2,612,760
		FelCor Lodging L.P.
	965,000	6.00%, 06/01/2025	990,331
		Fidelity National Information Services, Inc.
EUR	23,275,000	0.63%, 12/03/2025	28,982,852
		FirstCash, Inc.
	$620,000	4.63%, 09/01/2028(1)	642,661
		Fiserv, Inc.
	1,950,000	2.75%, 07/01/2024	2,087,493
		Ford Motor Credit Co. LLC
	500,000	3.09%, 01/09/2023	505,525
	2,585,000	5.13%, 06/16/2025	2,807,956
		Fox Corp.
	7,325,000	3.05%, 04/07/2025	7,980,758
		Freedom Mortgage Corp.
	1,915,000	7.63%, 05/01/2026(1)	2,029,325
	1,300,000	8.25%, 04/15/2025(1)	1,358,500

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		General Motors Co.
	$10,590,000	5.40%, 10/02/2023	$11,842,529
		Genworth Holdings, Inc.
	660,000	4.80%, 02/15/2024	616,684
	1,050,000	4.90%, 08/15/2023	987,000
	400,000	7.20%, 02/15/2021(7)	400,480
	1,475,000	7.63%, 09/24/2021(7)	1,475,000
		Georgia Power Co.
	3,370,000	2.40%, 04/01/2021	3,375,889
		Global Payments, Inc.
	1,495,000	2.65%, 02/15/2025	1,594,193
	825,000	3.75%, 06/01/2023	879,699
	2,975,000	4.00%, 06/01/2023	3,202,365
		Gray Television, Inc.
	790,000	4.75%, 10/15/2030(1)	788,025
	220,000	5.88%, 07/15/2026(1)	228,250
		HCA, Inc.
	3,670,000	3.50%, 09/01/2030	3,804,599
	1,215,000	7.50%, 11/15/2095	1,591,650
		Hewlett Packard Enterprise Co.
	4,180,000	4.45%, 10/02/2023	4,586,103
		Hill-Rom Holdings, Inc.
	2,025,000	4.38%, 09/15/2027(1)	2,103,469
		Home Point Capital, Inc.
	2,825,000	5.00%, 02/01/2026(1)	2,860,312
		IQVIA, Inc.
EUR	2,015,000	2.25%, 01/15/2028(1)	2,465,902
		Jacobs Entertainment, Inc.
	$2,835,000	7.88%, 02/01/2024(1)	2,927,137
		L Brands, Inc.
	15,000	5.25%, 02/01/2028	15,845
	1,095,000	6.63%, 10/01/2030(1)	1,231,870
		LBM Acquisition LLC
	380,000	6.25%, 01/15/2029(1)	384,636
		Lithia Motors, Inc.
	1,465,000	4.63%, 12/15/2027(1)	1,545,575
	1,255,000	5.25%, 08/01/2025(1)	1,302,062
		Macy’s Retail Holdings LLC
	16,000	2.88%, 02/15/2023(7)	15,572
	180,000	3.63%, 06/01/2024(7)	175,050
	125,000	4.30%, 02/15/2043	92,500
	30,000	4.50%, 12/15/2034	24,525
	25,000	5.13%, 01/15/2042(7)	20,375
		McDonald’s Corp.
	6,700,000	0.65%, 10/28/2021, 3 mo. USD LIBOR + 0.430%(2)	6,719,071
	5,875,000	3.30%, 07/01/2025	6,492,593
		MercadoLibre, Inc.
	395,000	2.38%, 01/14/2026(7)	397,963
		Meritor, Inc.
	1,205,000	4.50%, 12/15/2028(1)	1,223,075
		Microchip Technology, Inc.
	7,680,000	3.92%, 06/01/2021	7,768,713
		Mondelez International, Inc.
	8,040,000	2.13%, 04/13/2023	8,326,937
		Navient Corp.
	6,435,000	6.63%, 07/26/2021	6,579,787
	4,160,000	7.25%, 01/25/2022	4,306,994
		NextEra Energy Capital Holdings, Inc.
	12,956,000	2.75%, 05/01/2025	13,948,555
		Occidental Petroleum Corp.
	330,000	2.90%, 08/15/2024	318,450
	2,848,000	4.20%, 03/15/2048	2,385,200
	510,000	5.50%, 12/01/2025	532,950
	545,000	6.13%, 01/01/2031	597,620

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Oracle Corp.
$3,500,000	1.90%, 09/15/2021	$3,531,483
	Ovintiv Exploration, Inc.
685,000	5.38%, 01/01/2026	747,986
	Par Pharmaceutical, Inc.
419,000	7.50%, 04/01/2027(1)	450,664
	Penn National Gaming, Inc.
2,500,000	5.63%, 01/15/2027(1)	2,630,000
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1,000,000	2.70%, 03/14/2023(1)	1,042,565
4,815,000	3.38%, 02/01/2022(1)	4,932,342
2,225,000	3.45%, 07/01/2024(1)	2,419,384
1,083,000	3.90%, 02/01/2024(1)	1,178,174
1,625,000	4.25%, 01/17/2023(1)	1,740,793
	PepsiCo, Inc.
6,865,000	2.25%, 03/19/2025	7,305,906
	Performance Food Group, Inc.
2,300,000	5.50%, 10/15/2027(1)	2,428,731
	PetSmart, Inc.
250,000	4.75%, 02/15/2028(1)	250,000
250,000	7.75%, 02/15/2029	250,000
	Photo Holdings Merger Sub, Inc.
650,000	8.50%, 10/01/2026(1)	685,750
	Presidio Holdings, Inc.
2,230,000	8.25%, 02/01/2028(1)	2,469,725
	PVH Corp.
1,340,000	4.63%, 07/10/2025	1,507,728
	Radian Group, Inc.
865,000	4.50%, 10/01/2024	906,088
	Range Resources Corp.
450,000	8.25%, 01/15/2029(1)	472,500
	Scripps Escrow, Inc.
615,000	3.88%, 01/15/2029(1)	615,000
	Southern Co.
4,400,000	2.35%, 07/01/2021	4,431,506
2,400,000	2.95%, 07/01/2023	2,532,383
	Specialty Building Products Holdings LLC / SBP Finance Corp.
1,120,000	6.38%, 09/30/2026(1)	1,178,800
	Sprint Communications, Inc.
2,980,000	6.00%, 11/15/2022	3,202,159
	Sprint Corp.
11,405,000	7.25%, 09/15/2021	11,781,365
13,955,000	7.88%, 09/15/2023	16,118,025
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3,660,000	4.74%, 09/20/2029(1)	3,972,564
4,660,000	5.15%, 09/20/2029(1)	5,424,473
	SS&C Technologies, Inc.
1,833,000	5.50%, 09/30/2027(1)	1,943,365
	Staples, Inc.
2,675,000	7.50%, 04/15/2026(1)	2,728,741
450,000	10.75%, 04/15/2027(1)(7)	436,433
	Stericycle, Inc.
670,000	3.88%, 01/15/2029(1)	689,095
	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp.
2,010,000	5.88%, 05/15/2025(1)	1,969,800
	T-Mobile USA, Inc.
5,600,000	2.25%, 02/15/2026	5,656,000
4,105,000	5.13%, 04/15/2025	4,166,657
	Thermo Fisher Scientific, Inc.
8,600,000	4.13%, 03/25/2025(7)	9,724,963
	TransDigm, Inc.
950,000	5.50%, 11/15/2027	980,172
	Verizon Communications, Inc.
6,200,000	3.38%, 02/15/2025	6,817,516

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Volkswagen Group of America Finance LLC
	$22,985,000	2.90%, 05/13/2022(1)	$23,690,214
		Weight Watchers International, Inc.
	4,675,000	8.63%, 12/01/2025(1)	4,867,470
		WMG Acquisition Corp.
	1,126,000	5.50%, 04/15/2026(1)	1,156,965
		Xerox Corp.
	865,000	4.07%, 03/17/2022	886,625
	1,262,000	4.38%, 03/15/2023	1,325,100
		Xerox Holdings Corp.
	2,055,000	5.00%, 08/15/2025(1)	2,155,243

			520,684,210

		Total Corporate Bonds (cost $679,372,649)	$713,779,594

Foreign Government Obligations - 65.0%
		Argentina - 0.0%
		Argentine Republic Government International Bond
	850,000	0.13%, 07/09/2035	290,496
	850,000	0.13%, 07/09/2041	307,921

			598,417

		Australia - 9.9%
		Australia Government Bond
AUD	92,098,000	0.25%, 11/21/2024(8)	70,550,195
	25,904,000	1.75%, 06/21/2051(8)	18,080,425
	133,410,000	2.75%, 11/21/2027(8)	115,997,123
	43,898,000	2.75%, 05/21/2041(8)	38,357,182
	52,005,000	3.00%, 03/21/2047(8)	47,304,172
	81,380,000	3.25%, 04/21/2025(8)	69,994,838
	73,792,000	4.75%, 04/21/2027(8)	70,762,226

			431,046,161

		Azerbaijan - 0.1%
		Republic of Azerbaijan International Bond
	$4,150,000	4.75%, 03/18/2024(8)	4,533,875

		Canada - 13.7%
		Canada Housing Trust No. 1
CAD	51,125,000	1.95%, 12/15/2025(1)	42,526,005
		Canadian Government Bond
	186,225,000	0.25%, 11/01/2022	145,897,002
	149,210,000	0.25%, 02/01/2023	116,893,127
	115,002,000	2.00%, 09/01/2023	94,101,539
	187,086,000	2.25%, 03/01/2024	155,324,905
		Province of Ontario Canada
	49,801,000	2.65%, 02/05/2025	42,103,898

			596,846,476

		China - 3.6%
		China Development Bank
CNY	187,590,000	3.09%, 06/18/2030	27,704,425
	835,000,000	3.34%, 07/14/2025	129,390,767

			157,095,192

		Croatia - 0.3%
		Croatia Government International Bond
EUR	8,615,000	1.13%, 06/19/2029(8)	10,938,532

		Indonesia - 0.1%
		Indonesia Government International Bond
	$4,065,000	4.13%, 01/15/2025(8)	4,533,613

		Japan - 19.2%
		Japan Treasury Discount Bill
JPY	25,588,950,000	0.09%, 02/22/2021(12)	244,311,495
	9,981,000,000	0.09%, 03/22/2021(12)	95,300,712
	33,106,200,000	0.09%, 04/12/2021(12)	316,121,718

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Japan Treasury Discount Bill
	5,124,000,000	0.09%, 04/19/2021(12)	$48,928,505
	13,898,600,000	0.09%, 06/10/2021(12)	132,736,779

			837,399,209

		Mexico - 0.5%
		Mexico Government International Bond
EUR	3,250,000	1.45%, 10/25/2033	3,819,483
	$4,515,000	3.77%, 05/24/2061	4,350,248
	8,300,000	3.90%, 04/27/2025	9,296,000
	4,225,000	4.75%, 04/27/2032	4,922,125

			22,387,856

		Morocco - 0.1%
		Morocco Government International Bond
	4,775,000	3.00%, 12/15/2032(1)	4,809,666

		New Zealand - 2.4%
		Housing New Zealand Ltd.
NZD	8,200,000	1.53%, 09/10/2035(8)	5,563,574
	26,240,000	3.36%, 06/12/2025(8)	20,942,879
		New Zealand Government Bond
	109,976,000	1.75%, 05/15/2041	75,923,701

			102,430,154

		Norway - 4.2%
		Norway Government Bond
NOK	117,942,000	1.38%, 08/19/2030(1)(8)	14,179,945
	1,169,659,000	1.50%, 02/19/2026(1)(8)	141,934,092
	223,886,000	1.75%, 09/06/2029(1)(8)	27,769,753

			183,883,790

		Panama - 0.2%
		Panama Government International Bond
	$7,575,000	3.87%, 07/23/2060	8,419,688

		Romania - 0.4%
		Romanian Government International Bond
EUR	6,235,000	1.38%, 12/02/2029(1)	7,682,021
	$10,114,000	4.88%, 01/22/2024(8)	11,289,955

			18,971,976

		Saudi Arabia - 0.5%
		Saudi Government International Bond
	11,325,000	2.25%, 02/02/2033(1)(3)	11,188,421
	4,405,000	2.50%, 02/03/2027(8)	4,640,870
	5,080,000	3.45%, 02/02/2061(1)(3)	5,036,972

			20,866,263

		South Korea - 6.5%
		Korea Treasury Bond
KRW	94,542,680,000	1.38%, 09/10/2024	85,157,429
	32,345,610,000	1.38%, 06/10/2030	27,902,570
	68,977,340,000	1.50%, 03/10/2025	62,255,213
	115,298,380,000	2.25%, 06/10/2025	107,155,426

			282,470,638

		Sweden - 3.2%
		Kommuninvest I Sverige AB
SEK	1,126,450,000	1.00%, 11/13/2023(8)	138,489,125

		Turkey - 0.1%
		Istanbul Metropolitan Municipality
	$1,350,000	6.38%, 12/09/2025(1)	1,385,437

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
		Turkey Government International Bond
	$1,695,000	4.75%, 01/26/2026	$1,720,425

			3,105,862

		Total Foreign Government Obligations (cost $2,722,043,720)	$2,828,826,493

Senior Floating Rate Interests - 2.6%(13)
		Denmark - 0.2%
		Nets Holding A/S
EUR	4,632,742	3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	5,615,259
		Vertical U.S. Newco, Inc.
	$1,451,363	4.48%, 07/30/2027, 1 mo. USD LIBOR + 4.250%	1,462,654

			7,077,913

		France - 0.0%
		Altice France S.A.
	1,979,607	2.87%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	1,953,218

		Luxembourg - 0.1%
		Finastra USA, Inc.
	1,011,770	4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	992,486
		Froneri International Ltd.
EUR	100,000	5.75%, 01/31/2028, 3 mo. EURIBOR + 5.750%	121,962
		Froneri Lux FinCo S.a.r.l.
	1,645,000	2.63%, 01/29/2027, 3 mo. EURIBOR + 2.625%	1,980,079

			3,094,527

		Sweden - 0.1%
		Verisure Holding AB
	2,485,000	3.50%, 07/20/2026, 3 mo. EURIBOR + 3.500%	3,020,134
	2,830,000	3.50%, 01/15/2028, 3 mo. EURIBOR + 3.500%	3,425,759

			6,445,893

		United Kingdom - 0.2%
		Loire Finco Luxembourg S.a.r.l.
	585,000	2.75%, 04/21/2027, 3 mo. EURIBOR + 3.750%	701,216
	$2,736,267	3.12%, 04/21/2027, 1 mo. USD LIBOR + 3.000%	2,722,586
		Lorca Finco plc
EUR	3,890,000	4.25%, 09/17/2027, 3 mo. EURIBOR + 4.250%	4,743,131

			8,166,933

		United States - 2.0%
		Acrisure LLC
	$982,575	3.62%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	976,080
		APX Group, Inc.
	1,371,545	5.12%, 12/31/2025, 1 mo. USD LIBOR + 4.999%	1,372,574
		Asurion LLC
	1,930,000	0.00%, 07/29/2027	1,910,700
	1,140,000	0.00%, 01/29/2028, 3 mo. USD LIBOR + 5.250%	1,140,000
	1,921,477	3.12%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	1,917,077
	242,142	3.37%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	240,730
	2,367,273	6.62%, 08/04/2025, 3 mo. USD LIBOR + 6.500%	2,367,273
		BellRing Brands LLC
	2,031,296	6.00%, 10/21/2024, 1 mo. USD LIBOR + 5.000%	2,047,546
		Belron Finance U.S. LLC
	1,202,850	2.46%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	1,198,339
		Blackhawk Network Holdings, Inc.
	2,920,125	3.12%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	2,875,097
	600,000	7.19%, 06/15/2026, 3 mo. USD LIBOR + 7.000%	583,998
		Brand Energy & Infrastructure Services, Inc.
	4,209,890	5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	4,154,908
		Caesars Resort Collection LLC
	2,824,929	2.87%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	2,774,307
		Cardtronics USA, Inc.
	1,606,925	5.00%, 06/29/2027, 1 mo. USD LIBOR + 4.000%	1,608,436
		CCC Information Services, Inc.
	1,915,014	4.00%, 04/29/2024, 1 mo. USD LIBOR + 3.000%	1,918,097

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Core & Main L.P.
$2,837,484	3.75%, 08/01/2024, 3 mo. USD LIBOR + 2.750%	$2,828,972
	Coty, Inc.
724,189	2.38%, 04/07/2025, 3 mo. USD LIBOR + 2.250%	680,636
	CP Atlas Buyer, Inc.
1,625,000	5.25%, 11/23/2027, 1 mo. USD LIBOR + 4.500%	1,625,000
	CSC Holdings LLC
1,745,061	2.63%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	1,735,253
	Diamond (BC) B.V.
2,216,487	3.12%, 09/06/2024, 3 mo. USD LIBOR + 3.000%	2,206,513
	Dun & Bradstreet Corp.
3,824,023	3.38%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	3,829,491
	Epicor Software Corp.
2,865,336	4.00%, 07/30/2027, 1 mo. USD LIBOR + 3.250%	2,871,783
	EVO Payments International LLC
3,944,398	3.38%, 12/22/2023, 3 mo. USD LIBOR + 3.250%	3,942,426
	Flex Acquisition Co., Inc.
2,864,114	3.24%, 06/29/2025, 3 mo. USD LIBOR + 3.000%	2,843,721
	Froneri U.S., Inc.
726,350	2.37%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	722,217
500,000	5.87%, 01/31/2028, 1 mo. USD LIBOR + 5.750%	506,250
	Frontier Communications Corp.
1,570,000	5.75%, 10/08/2021, 1 mo. USD LIBOR + 4.750%	1,568,524
	Golden Entertainment, Inc.
3,831,050	3.75%, 10/21/2024, 3 mo. USD LIBOR + 3.000%	3,794,349
	Hostess Brands LLC
3,390,813	3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	3,387,422
	Hub International Ltd.
2,922,500	2.97%, 04/25/2025, 1 mo. USD LIBOR + 2.750%	2,895,233
	Hyland Software, Inc.
2,537,830	4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	2,545,773
	IRB Holding Corp.
1,295,000	0.00%, 12/15/2027, 3 mo. USD LIBOR + 3.250%	1,298,238
	JetBlue Airways Corp.
1,920,750	6.25%, 06/17/2024, 1 mo. USD LIBOR + 5.250%	1,982,771
	LBM Acquisition LLC
294,017	3.75%, 12/09/2027, 1 mo. USD LIBOR + 3.750%(14)	294,311
1,323,077	3.75%, 12/17/2027, 1 mo. USD LIBOR + 3.750%	1,324,400
	Lower Cadence Holdings LLC
1,021,357	4.12%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	995,271
	MI Windows and Doors, Inc.
140,000	4.50%, 12/18/2027, 1 mo. USD LIBOR + 3.750%	141,050
	Petco Animal Supplies, Inc.
2,949,560	3.25%, 01/26/2023, 3 mo. USD LIBOR + 3.250%	2,944,015
	Reynolds Group Holdings, Inc.
701,006	2.87%, 02/05/2023, 3 mo. USD LIBOR + 2.750%	700,571
	Scientific Games International, Inc.
1,396,410	2.87%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	1,371,107
	SkyMiles IP Ltd.
1,045,000	4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	1,093,070
	Staples, Inc.
1,700,000	5.21%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	1,661,750
	USI, Inc.
3,671,663	3.25%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	3,644,125
	Weight Watchers International, Inc.
2,516,133	5.50%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	2,512,988

		85,032,392

	Total Senior Floating Rate Interests (cost $110,135,620)	$111,770,876

U.S. Government Agencies - 2.7%
	United States - 2.7%
	FHLMC - 1.2%
$4,445,000	0.78%, 12/01/2030(5)(6)	$300,968
1,019,880	0.88%, 11/25/2030(5)(6)	76,443

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	FHLMC
$1,874,721	1.03%, 10/25/2030(5)(6)	$160,626
2,008,298	1.33%, 06/25/2030(5)(6)	219,548
10,018,759	1.36%, 01/25/2030(5)(6)	1,080,437
3,263,620	1.51%, 02/25/2035(5)(6)	532,961
13,662,672	1.52%, 01/25/2030(5)(6)	1,653,780
2,528,585	1.53%, 02/25/2049, 1 mo. USD LIBOR + 1.400%(1)(2)	2,515,892
8,929,400	1.59%, 01/25/2030(5)(6)	1,130,200
6,562,000	1.69%, 03/25/2030(5)(6)	896,432
1,538,801	1.70%, 04/25/2030(5)(6)	204,222
3,690,853	1.72%, 09/25/2041(5)(6)	138,699
2,709,712	1.77%, 01/25/2048(5)(6)	244,371
3,197,220	1.87%, 11/25/2047(5)(6)	436,685
1,730,000	1.88%, 01/25/2051, 3 mo. USD SOFR + 1.800%(1)(2)	1,730,141
5,823,080	1.95%, 10/25/2047(5)(6)	841,391
2,067,395	1.98%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(2)	2,064,148
825,000	1.98%, 02/25/2050, 1 mo. USD LIBOR + 1.850%(1)(2)	822,935
6,340,248	2.00%, 10/25/2044(5)(6)	748,281
1,479,915	2.02%, 09/25/2046(5)(6)	218,313
1,955,000	2.03%, 01/25/2050, 1 mo. USD LIBOR + 1.900%(1)(2)	1,955,312
2,231,116	2.05%, 02/25/2041(5)(6)	43,965
1,410,000	2.08%, 12/25/2050, 3 mo. USD SOFR + 2.000%(1)(2)	1,413,085
237,000	2.09%, 01/25/2051, 3 mo. USD SOFR + 2.000%(1)(2)	240,028
2,075,000	2.10%, 08/25/2047(5)(6)	311,841
7,245,592	2.11%, 06/25/2044(5)(6)	737,080
79,985	2.18%, 04/25/2049, 1 mo. USD LIBOR + 2.050%(1)(2)	79,985
1,018,243	2.20%, 07/25/2049, 1 mo. USD LIBOR + 2.050%(1)(2)	1,018,242
6,087,872	2.21%, 01/25/2042(5)(6)	353,111
1,465,000	2.28%, 11/25/2048, 1 mo. USD LIBOR + 2.150%(1)(2)	1,462,251
1,070,000	2.32%, 01/25/2046(5)(6)	167,882
3,742,315	2.32%, 12/25/2045(5)(6)	579,541
2,361,226	2.43%, 09/25/2030, 1 mo. USD LIBOR + 2.300%(2)	2,368,740
595,000	2.43%, 01/25/2050, 1 mo. USD LIBOR + 2.300%(1)(2)	587,556
588,958	2.58%, 12/25/2042, 1 mo. USD LIBOR + 2.450%(2)	583,008
1,092,419	2.58%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(1)(2)	1,097,554
1,671,418	2.78%, 01/25/2049, 1 mo. USD LIBOR + 2.650%(1)(2)	1,686,009
1,735,000	2.88%, 10/25/2050, 3 mo. USD SOFR + 2.800%(1)(2)	1,756,155
7,129,416	3.00%, 05/15/2034(6)	532,638
2,570,000	3.08%, 11/25/2049, 1 mo. USD LIBOR + 2.950%(1)(2)	2,571,606
3,624,400	3.23%, 03/25/2050, 1 mo. USD LIBOR + 3.100%(1)(2)	3,676,577
3,403,425	3.50%, 01/15/2033(6)	382,061
1,524,535	3.50%, 05/15/2036(6)	179,732
2,155,000	3.73%, 07/25/2050, 1 mo. USD LIBOR + 3.600%(1)(2)	2,185,308
2,770,554	4.03%, 04/25/2029, 1 mo. USD LIBOR + 3.900%(2)	2,872,542
1,095,000	4.48%, 09/25/2030, 1 mo. USD LIBOR + 4.350%(2)	1,127,741
2,775,000	4.88%, 12/25/2029, 1 mo. USD LIBOR + 4.750%(2)	2,948,658
739,394	5.00%, 02/15/2048(6)	137,819

		49,072,500

	FNMA - 0.1%
$4,199,692	3.00%, 01/25/2028(6)	$277,972
3,853,532	3.50%, 04/25/2028(6)	272,915
550,000	3.88%, 09/25/2039, 1 mo. USD LIBOR + 3.750%(1)(2)	546,059
3,071,596	4.00%, 01/25/2028(6)	240,367
1,231,984	4.00%, 04/25/2032(6)	130,119
3,200,766	4.50%, 03/25/2048(6)	543,304
4,217,168	4.50%, 05/25/2049	609,898
2,091,696	5.50%, 09/25/2044(6)	435,429
937,082	5.50%, 06/25/2048(6)	179,842
3,151,897	6.50%, 03/25/2045(6)	811,429

		4,047,334

	GNMA - 0.1%
$3,371,524	3.50%, 10/20/2029(6)	$296,664
3,114,972	3.50%, 01/20/2030(6)	286,829

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	GNMA
$3,487,230	3.50%, 11/20/2031(6)	$303,143
906,291	4.00%, 01/16/2046(6)	168,097
4,405,454	4.50%, 12/16/2039(6)	692,119
239,489	4.50%, 04/20/2045(6)	36,398
4,064,670	4.50%, 08/20/2045(6)	720,941
1,235,660	5.00%, 05/16/2044(6)	196,192
377,709	5.00%, 07/16/2044(6)	70,333
1,184,234	5.00%, 12/16/2045(6)	197,000
1,968,409	5.00%, 07/16/2047(6)	350,264
944,334	5.00%, 09/20/2047(6)	168,855
997,242	5.00%, 11/16/2047(6)	176,890
2,100,641	5.00%, 06/20/2048(6)	335,913
3,940,369	5.50%, 11/16/2046(6)	794,624
822,491	5.50%, 02/20/2047(6)	150,237
1,426,391	5.85%, 07/20/2039(5)(6)	219,246
1,682,662	6.00%, 09/20/2045(6)	327,495

		5,491,240

	UMBS - 1.3%
$4,830,000	1.50%, 02/18/2036(15)	$4,949,807
19,320,000	1.50%, 03/16/2036(15)	19,763,662
750,000	1.50%, 03/11/2051(15)	751,758
15,200,000	2.00%, 02/12/2051(15)	15,680,937
5,600,000	2.00%, 03/11/2051(15)	5,767,125
9,625,000	3.00%, 02/12/2051(15)	10,121,101

		57,034,390

	SLC Student Loan Trust - 0.0%
$739,714	1.12%, 06/15/2021, 3 mo. USD LIBOR + 0.900%(2)	$724,662

$1,415,266	0.97%, 04/25/2023, 3 mo. USD LIBOR + 0.750%(2)	$1,379,945

	Total U.S. Government Agencies (cost $119,445,286)	$117,750,071

U.S. Government Securities - 5.8%
	United States - 5.8%
	U.S. Treasury Bonds - 1.6%
$50,897,000	0.00%, 11/15/2050(16)	$28,789,585
17,332,000	2.25%, 08/15/2049	18,949,427
18,461,000	3.00%, 02/15/2047	23,125,287

		70,864,299

	U.S. Treasury Notes - 4.2%
72,167,742	0.13%, 04/15/2022(16)(17)	74,031,136
39,617,000	1.75%, 04/30/2022(16)(18)	40,421,720
62,936,000	2.25%, 02/15/2027(18)(19)	69,037,842

		183,490,698

	Total U.S. Government Securities (cost $247,045,417)	$254,354,997

Convertible Bonds - 0.2%
	Healthcare-Products - 0.1%
	Integra LifeSciences Holdings Corp.
1,334,000	0.50%, 08/15/2025(1)	1,496,230
	NuVasive, Inc.
1,455,000	0.38%, 03/15/2025(1)	1,402,865

		2,899,095

	Oil & Gas - 0.0%
	Pioneer Natural Resources Co.
1,525,000	0.25%, 05/15/2025(1)	2,103,148

	Pharmaceuticals - 0.1%
	Teva Pharmaceutical Finance Co. LLC
4,555,000	0.25%, 02/01/2026	4,545,890

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Software - 0.0%
	Western Digital Corp.
$1,959,000	1.50%, 02/01/2024	$1,966,346

	Total Convertible Bonds (cost $10,680,985)	$11,514,479

Common Stocks - 0.0%
	United States - 0.0%
5,754	Caesars Entertainment, Inc.*	405,024
2,269	Foresight Energy LLC*(20)(21)	18,329
47,282	Homer City Holdings LLC*	473

		423,826

	Total Common Stocks (cost $3,752,474)	$423,826

Preferred Stocks - 0.0%
	United States - 0.0%
21,100	GMAC Capital Trust Series 2, 6.01%(2)(5)	559,572

	Total Preferred Stocks (cost $552,899)	$559,572

Convertible Preferred Stocks - 0.1%
	United States - 0.1%
2,928	2020 Cash Mandatory Exchangeable Trust , 5.25%(1)	3,385,392

	Total Convertible Preferred Stocks (cost $2,928,000)	$3,385,392

	Total Long-Term Investments (cost $4,199,413,589)	$4,350,385,092

Short-Term Investments - 0.8%
	Repurchase Agreements - 0.7%
31,483,277	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $31,483,329; collateralized by U.S. Treasury Inflation Index Bond at 1.000%, maturing 02/15/2048, with a market value of $32,113,085	31,483,277

	Securities Lending Collateral - 0.1%
2,321,002	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(22)	2,321,002
2,008,784	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(22)	2,008,784

		4,329,786

	Total Short-Term Investments (cost $35,813,063)	$35,813,063

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Total Investments Excluding Purchased Options (cost $4,235,226,652)	100.7%	$4,386,198,155
Total Purchased Options (cost $2,619,512)	0.1%	$2,784,605

Total Investments (cost $4,237,846,164)	100.8%	$4,388,982,760
Other Assets and Liabilities	(0.8)%	(35,342,267)

Total Net Assets	100.0%	$4,353,640,493

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $769,699,267, representing 17.7% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2021. Base lending rates may be subject to a floor or cap.
(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $21,513,636 at January 31, 2021.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(6)	Securities disclosed are interest-only strips.
(7)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(8)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $899,231,395, representing 20.7% of net assets.

(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(10)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(11)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(12)	The rate shown represents current yield to maturity.
(13)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2021.

(14)

This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2021, the aggregate value of the unfunded commitment was $294,311, which rounds to 0.0% of total net assets.

(15)	Represents or includes a TBA transaction.
(16)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of January 31, 2021, the market value of securities pledged was $1,141,618.
(17)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(18)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2021, the market value of securities pledged was $17,650,016.

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

(19)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2021, the market value of securities pledged was $26,162,332.
(20)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2021, the aggregate fair value of this security was $18,329, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(21)	Investment valued using significant unobservable inputs.
(22)	Current yield as of period end.

		OTC Option Contracts Outstanding at January 31, 2021
Description	Counter - party	Exercise Price/FX Rate/Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
AUD Put/JPY Call	JPM	78.00	AUD 03/17/2021	287,570,000	AUD 287,570,000	$1,332,059	$1,551,512	$(219,453)
EUR Put/USD Call	JPM	1.20	EUR 04/08/2021	182,173,000	EUR 182,173,000	1,191,378	907,183	284,195

Total Puts						$2,523,437	$2,458,695	$64,742

Total purchased OTC option contracts						$2,523,437	$2,458,695	$64,742

Written option contracts:
Puts
AUD Put/JPY Call	JPM	76.00	AUD 03/17/2021	(287,570,000)	AUD (287,570,000)	$(580,207)	$(673,799)	$93,592

Total written OTC option contracts						$(580,207)	$(673,799)	$93,592

		OTC Swaption Contracts Outstanding at January 31, 2021
Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/18/2022	UBS	0.57%	Receive	08/18/2022	USD	10,866,000	10,866,000	$261,168	$160,817	$100,351
Total purchased OTC swaption contracts								$261,168	$160,817	$100,351

Futures Contracts Outstanding at January 31, 2021

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
Canadian Government 05-Year Bond Future	66	03/22/2021	$6,584,774	$3,975
Euro-BUXL 30-Year Bond Future	42	03/08/2021	11,279,458	(153,249)
Eurodollar 3-Month Future	1,437	06/14/2021	438,409,085	19,924
U.S. Treasury 2-Year Note Future	2,424	03/31/2021	535,647,186	100,574

Total				$(28,776)

Short position contracts:

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Australian 10-Year Bond Future	1,802	03/15/2021	$200,886,204	$712,588
Canadian Government 10-Year Bond Future	185	03/22/2021	21,355,112	5,381
Euro-BOBL Future	421	03/08/2021	69,099,813	(16,255)
Euro-BUND Future	269	03/08/2021	57,862,345	(18,119)
Euro-OAT Future	44	03/08/2021	8,920,900	18,107
Euro-Schatz Future	181	03/08/2021	24,671,365	(10,080)
Long Gilt Future	474	03/29/2021	87,071,921	45,487
U.S. Treasury 5-Year Note Future	631	03/31/2021	79,427,125	(161,264)
U.S. Treasury 10-Year Note Future	1,043	03/22/2021	142,923,594	(83,348)
U.S. Treasury 10-Year Ultra Future	474	03/22/2021	72,914,531	(15,680)
U.S. Treasury Long Bond Future	372	03/22/2021	62,763,375	52,507
U.S. Treasury Ultra Bond Future	500	03/22/2021	102,359,375	510,118

Total				$1,039,442

Total futures contracts				$1,010,666

TBA Sale Commitments Outstanding at January 31, 2021

Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
UMBS, 1.50%	$8,800,000	03/11/2051	$(8,820,625)	$41,250
UMBS, 3.00%	15,750,000	02/12/2051	(16,561,802)	(46,758)
UMBS, 3.00%	7,500,000	03/11/2051	(7,889,502)	(8,643)

Total (proceeds receivable $33,257,778)			$(33,271,929)	$(14,151)

At January 31, 2021, the aggregate market value of TBA Sale Commitments represents (0.8)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at January 31, 2021

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.BBB- .13	MSC	USD	3,250,000	(3.00%)	12/16/2072	Monthly	$246,499	$—	$242,688	$(3,811)

Total OTC credit default swap contracts							$246,499	$—	$242,688	$(3,811)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2021

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid (Received)	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.35.V1	USD	56,000,000	(5.00%)	12/20/2025	Quarterly	$(4,336,824)	$(4,868,924)	$(532,100)
ITRAXX.EUR.34.V1	EUR	179,971,000	(1.00%)	12/20/2025	Quarterly	(5,044,845)	(5,386,338)	(341,493)
ITRAXX.XOVER.34.V2	EUR	12,185,251	(5.00%)	12/20/2025	Quarterly	(1,640,987)	(1,619,935)	21,052

Total						$(11,022,656)	$(11,875,197)	$(852,541)

Credit default swaps on single-name issues:
Buy protection:
American Airlines Group, Inc.	USD	1,525,000	(5.00%)	12/20/2024	Quarterly	$(55,188)	$294,949	$350,137

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Bouygues S.A.	EUR	15,175,000	(1.00%)	12/20/2025	Quarterly	(590,709)	(578,693)	12,016
Dillard’s, Inc.	USD	3,670,000	(5.00%)	12/20/2024	Quarterly	(433,114)	(409,846)	23,268
Jaguar Land Rover
Automotive	EUR	4,250,000	(5.00%)	12/20/2024	Quarterly	(60,146)	(156,343)	(96,197)
Kohl’s Corp.	USD	4,080,000	(1.00%)	12/20/2024	Quarterly	69,405	27,125	(42,280)
Next plc	EUR	13,225,000	(1.00%)	12/20/2025	Quarterly	366,299	50,114	(316,185)
Renault S.A.	EUR	14,790,000	(1.00%)	06/20/2025	Quarterly	1,578,145	692,583	(885,562)
Sprint
Communications, Inc.	USD	4,090,000	(5.00%)	06/20/2025	Quarterly	(657,321)	(751,680)	(94,359)
Virgin Media Finance plc	EUR	12,350,000	(5.00%)	12/20/2025	Quarterly	1,455,046	1,911,134	456,088

Total						$1,672,417	$1,079,343	$(593,074)

Total centrally cleared credit default swap contracts						$(9,350,239)	$(10,795,854)	$(1,445,615)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2021

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
MSC	6 Mo. EUR EURIBOR	0.44% Fixed	EUR	23,750,000	06/16/2026	Annual	$—	$(58,976)	$31,702	$90,678
MSC	6 Mo. JPY LIBOR	0.03% Fixed	JPY	2,306,228,000	06/21/2026	Semi-Annual	5,323	—	11,314	5,991

Total OTC interest rate swap contracts							$5,323	$(58,976)	$43,016	$96,669

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2021

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3 Mo. CAD CDOR	1.09% Fixed	CAD	35,760,000	06/15/2025	Semi-Annual	$10,918	$—	$97,949	$87,031
3 Mo. CAD CDOR	0.97% Fixed	CAD	37,998,000	06/16/2026	Semi-Annual	47,861	—	(2,473)	(50,334)
3 Mo. CAD CDOR	1.34% Fixed	CAD	8,854,000	06/16/2031	Semi-Annual	21,577	—	(68,806)	(90,383)
3 Mo. NZD NZDBBR FRA	0.69% Fixed	NZD	32,269,000	03/15/2026	Semi-Annual	14,691	—	(158,707)	(173,398)
3 Mo. NZD NZDBBR FRA	0.64% Fixed	NZD	30,815,000	03/17/2026	Semi-Annual	—	—	46,815	46,815
3 Mo. NZD NZDBBR FRA	0.53% Fixed	NZD	20,590,000	06/16/2026	Semi-Annual	115,910	—	147,218	31,308
3 Mo. NZD NZDBBR FRA	0.94% Fixed	NZD	63,324,000	12/16/2030	Semi-Annual	—	(32,929)	988,256	1,021,185
3 Mo. NZD NZDBBR FRA	1.17% Fixed	NZD	15,915,000	03/17/2031	Semi-Annual	—	—	45,659	45,659
3 Mo. NZD NZDBBR FRA	0.97% Fixed	NZD	9,878,000	03/17/2031	Semi-Annual	20,935	—	(163,056)	(183,991)
3 Mo. SEK STIBOR	0.34% Fixed	SEK	245,486,000	09/21/2025	Annual	3,077	—	(141,119)	(144,196)
3 Mo. SEK STIBOR	0.16% Fixed	SEK	248,680,000	06/16/2026	Annual	—	(53,781)	8,032	61,813
3 Mo. SEK STIBOR	0.34% Fixed	SEK	58,714,000	03/17/2031	Annual	13,255	—	76,149	62,894
3 Mo. USD LIBOR	0.40% Fixed	USD	36,925,000	10/08/2025	Semi-Annual	—	(16,728)	118,199	134,927
3 Mo. USD LIBOR	0.53% Fixed	USD	14,658,000	06/16/2026	Semi-Annual	—	(36,787)	(68,858)	(32,071)
3 Mo. USD LIBOR	0.91% Fixed	USD	21,851,000	06/21/2026	Semi-Annual	38,610	—	(4,635)	(43,245)
3 Mo. USD LIBOR	0.94% Fixed	USD	6,858,000	03/17/2031	Semi-Annual	—	(37,526)	(141,032)	(103,506)
6 Mo. AUD BBSW	0.56% Fixed	AUD	30,466,000	03/15/2026	Semi-Annual	17,236	—	(128,733)	(145,969)
6 Mo. AUD BBSW	0.50% Fixed	AUD	37,547,000	06/16/2026	Semi-Annual	—	(16,857)	(74,318)	(57,461)
6 Mo. AUD BBSW	1.44% Fixed	AUD	21,134,000	03/18/2031	Semi-Annual	45,022	—	(353,657)	(398,679)
6 Mo. AUD BBSW	1.09% Fixed	AUD	9,194,000	06/16/2031	Semi-Annual	—	(6,089)	(93,264)	(87,175)
6 Mo. EUR EURIBOR	0.16% Fixed	EUR	22,018,000	09/21/2025	Annual	—	(4,696)	(205,099)	(200,403)
6 Mo. EUR EURIBOR	0.22% Fixed	EUR	5,257,000	06/16/2031	Annual	—	(28,136)	41,007	69,143
6 Mo. GBP LIBOR	0.66% Fixed	GBP	20,818,000	06/15/2025	Semi-Annual	—	(7,753)	(269,934)	(262,181)

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

6 Mo. GBP LIBOR	0.31% Fixed	GBP	11,352,000	06/16/2026	Semi-Annual	—	(33,330)	14,477	47,807
6 Mo. GBP LIBOR	0.59% Fixed	GBP	11,752,000	03/18/2031	Semi-Annual	93,645	—	173,661	80,016
6 Mo. GBP LIBOR	0.56% Fixed	GBP	5,027,000	06/16/2031	Semi-Annual	—	(52,093)	11,120	63,213
6 Mo. JPY LIBOR	0.06% Fixed	JPY	702,782,000	03/17/2031	Semi-Annual	—	(13,848)	4,815	18,663
6 Mo. NOK NIBOR	0.94% Fixed	NOK	265,155,000	06/16/2026	Annual	5,103	—	(248,039)	(253,142)
6 Mo. NOK NIBOR	1.47% Fixed	NOK	146,196,000	03/18/2031	Annual	8,651	—	233,438	224,787

Total centrally cleared interest rate swap contracts						$456,491	$(340,553)	$(114,935)	$(230,873)

Foreign Currency Contracts Outstanding at January 31, 2021

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
357,000	AUD	275,360	USD	BCLY	02/05/2021	$—	$(2,515)
1,955,000	AUD	1,499,404	USD	JPM	02/05/2021	1,701	(6,954)
3,530,000	AUD	2,730,437	USD	SG	02/05/2021	—	(32,558)
4,790,000	AUD	3,697,656	USD	CBK	02/05/2021	—	(36,795)
96,269,000	AUD	74,339,438	USD	MSC	02/05/2021	—	(763,772)
575,000	AUD	439,108	USD	BCLY	03/04/2021	417	—
575,000	AUD	439,903	USD	MSC	03/04/2021	—	(378)
3,690,000	AUD	2,835,248	USD	JPM	03/04/2021	—	(14,644)
54,840,000	BRL	10,014,792	USD	MSC	02/02/2021	7,792	—
2,025,000	BRL	391,441	USD	JPM	02/02/2021	—	(21,351)
23,245,000	BRL	4,351,367	USD	CBK	02/02/2021	—	(103,099)
29,570,000	BRL	5,733,954	USD	DEUT	02/02/2021	—	(329,727)
10,495,000	CAD	8,217,337	USD	GSC	02/05/2021	9,707	(19,672)
4,330,000	CAD	3,402,638	USD	JPM	02/05/2021	—	(16,462)
95,243,000	CAD	74,547,273	USD	BNP	02/05/2021	—	(64,695)
242,248,000	CAD	190,243,500	USD	MSC	02/05/2021	—	(799,074)
665,000	CAD	517,512	USD	MSC	03/04/2021	2,576	—
1,345,000	CHF	1,515,276	USD	BOA	02/05/2021	—	(5,107)
2,893,000	CHF	3,254,196	USD	JPM	02/05/2021	—	(5,928)
785,000	CHF	888,663	USD	BCLY	02/05/2021	—	(7,264)
3,730,000	CHF	4,210,265	USD	MSC	02/05/2021	—	(22,211)
545,000	CHF	612,974	USD	MSC	03/04/2021	—	(556)
2,763,400,000	CLP	3,729,285	USD	BOA	02/05/2021	31,909	—
3,034,400,000	CLP	4,219,367	USD	JPM	02/05/2021	—	(89,322)
464,821,000	CNH	72,039,471	USD	BOA	02/05/2021	31,387	—
66,825,000	CNH	10,334,221	USD	SCB	02/05/2021	27,047	—
21,693,000	CNH	3,343,909	USD	MSC	02/05/2021	19,607	—
17,373,000	CNH	2,685,943	USD	JPM	02/05/2021	7,754	—
12,771,000	CNH	1,978,344	USD	JPM	03/04/2021	—	(2,323)
6,278,799,000	COP	1,785,134	USD	GSC	02/05/2021	—	(26,130)
7,640,500,000	COP	2,211,433	USD	UBS	02/05/2021	—	(70,946)
8,700,000	CZK	408,120	USD	JPM	02/05/2021	—	(2,455)
2,196,000	EUR	2,667,975	USD	GSC	02/05/2021	—	(2,738)
1,542,000	EUR	1,874,429	USD	BCLY	02/05/2021	1,249	(4,187)
1,913,000	EUR	2,327,506	USD	JPM	02/05/2021	609	(6,348)
364,000	EUR	449,090	USD	BOA	02/05/2021	—	(7,311)
3,007,000	EUR	3,675,240	USD	MSC	02/05/2021	1,601	(27,310)
47,141,000	EUR	57,928,605	USD	UBS	02/05/2021	—	(714,606)
82,180,000	GBP	112,360,358	USD	SSG	02/05/2021	240,933	—
6,438,000	GBP	8,744,475	USD	JPM	02/05/2021	76,737	—
3,375,000	GBP	4,549,169	USD	HSBC	02/05/2021	75,184	—
4,115,000	GBP	5,594,115	USD	BCLY	02/05/2021	44,169	—
656,000	GBP	891,944	USD	MSC	02/05/2021	6,894	—
185,000	GBP	251,601	USD	TDB	02/05/2021	1,882	—
105,000	GBP	143,727	USD	BCLY	02/26/2021	156	—
3,973,000	GBP	5,432,879	USD	BOA	03/04/2021	11,642	—
319,000	GBP	436,399	USD	MSC	03/04/2021	752	—
2,393,000	GBP	3,280,837	USD	GSC	03/04/2021	—	(1,517)
1,523,900,000	HUF	5,167,390	USD	MSC	02/05/2021	11,858	—
1,641,000,000	HUF	5,568,709	USD	BNP	02/05/2021	8,524	—
906,000,000	IDR	65,016	USD	JPM	02/05/2021	—	(469)
8,615,000	ILS	2,690,960	USD	DEUT	02/05/2021	—	(67,229)
8,565,000	ILS	2,695,855	USD	GSC	02/05/2021	—	(87,352)

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

2,146,917,000	INR	29,224,865	USD	CBK	02/05/2021	183,806	—
223,010,000	INR	3,040,023	USD	CBK	03/04/2021	4,171	—
92,700,000	JPY	896,229	USD	MSC	02/05/2021	—	(11,185)
138,200,000	JPY	1,339,942	USD	BOA	02/05/2021	—	(20,490)
565,900,000	JPY	5,457,899	USD	BCLY	02/05/2021	—	(55,022)
827,304,000	JPY	8,010,656	USD	JPM	02/05/2021	—	(112,049)
522,700,000	JPY	4,990,038	USD	JPM	03/04/2021	2,233	(569)
154,700,000	JPY	1,477,588	USD	MSC	03/04/2021	251	(479)
90,800,000	JPY	868,902	USD	BCLY	03/04/2021	201	(1,979)
49,254,920,000	KRW	44,720,283	USD	HSBC	02/05/2021	—	(687,354)
49,692,220,000	KRW	45,672,996	USD	JPM	02/05/2021	—	(1,249,130)
62,124,000	MXN	3,105,230	USD	BNP	02/05/2021	—	(76,300)
51,700,000	MXN	2,599,904	USD	GSC	02/05/2021	—	(79,209)
22,110,000	NOK	2,575,253	USD	MSC	02/05/2021	6,043	—
18,320,000	NOK	2,139,786	USD	BCLY	02/05/2021	3,965	(4,929)
267,212,000	NOK	31,760,144	USD	BOA	02/05/2021	—	(563,703)
1,591,012,000	NOK	186,675,735	USD	JPM	02/05/2021	11,630	(940,048)
3,770,000	NOK	433,242	USD	BCLY	03/04/2021	6,893	—
16,450,000	NZD	11,815,707	USD	JPM	02/05/2021	26,916	(21,770)
3,745,000	NZD	2,688,576	USD	BCLY	02/05/2021	2,553	—
630,000	NZD	452,649	USD	BOA	02/05/2021	65	—
5,661,000	NZD	4,069,155	USD	MSC	02/05/2021	11,707	(12,909)
1,850,000	NZD	1,319,851	USD	JPM	03/04/2021	9,576	—
6,690,000	NZD	4,828,407	USD	HSBC	03/04/2021	—	(20,916)
444,770,000	PHP	9,237,943	USD	SCB	02/05/2021	13,602	—
40,820,000	PLN	11,033,551	USD	JPM	02/05/2021	—	(74,741)
8,975,000	PLN	2,410,011	USD	MSC	03/04/2021	301	—
80,109,000	RUB	1,074,242	USD	JPM	02/05/2021	—	(16,319)
1,167,175,000	RUB	15,838,988	USD	HSBC	02/05/2021	—	(425,214)
114,675,000	RUB	1,500,294	USD	JPM	03/04/2021	9,395	—
2,950,000	SEK	354,101	USD	GSC	02/05/2021	—	(1,058)
3,670,000	SEK	444,308	USD	BOA	02/05/2021	—	(5,098)
24,260,000	SEK	2,922,456	USD	BCLY	02/05/2021	1,603	(20,725)
101,680,000	SEK	12,259,563	USD	JPM	02/05/2021	1,214	(92,142)
1,393,409,000	SEK	169,827,851	USD	MSC	02/05/2021	—	(3,070,493)
1,425,000	SGD	1,075,557	USD	MSC	02/05/2021	—	(2,855)
1,305,000	SGD	989,150	USD	BCLY	02/05/2021	—	(6,780)
11,670,000	SGD	8,824,611	USD	JPM	02/05/2021	1,138	(40,887)
15,688,000	SGD	11,898,721	USD	BOA	02/05/2021	—	(89,216)
429,663,000	THB	14,373,365	USD	SCB	02/05/2021	—	(18,026)
239,846,000	THB	8,011,815	USD	SCB	03/04/2021	9,331	(8,456)
28,454,000	THB	951,766	USD	JPM	03/04/2021	—	(1,185)
66,754,000	TRY	8,905,164	USD	BCLY	02/05/2021	199,700	—
81,665,000	TWD	2,929,161	USD	SCB	02/05/2021	—	(12,725)
1,371,580,000	TWD	49,289,539	USD	BNP	02/05/2021	—	(307,413)
388,365,895	USD	503,156,000	AUD	MSC	02/05/2021	3,818,034	—
68,040,805	USD	87,245,000	AUD	HSBC	02/05/2021	1,361,926	—
22,943,660	USD	29,572,000	AUD	JPM	02/05/2021	342,618	—
74,158,573	USD	96,697,000	AUD	RBC	02/05/2021	255,799	—
5,959,687	USD	7,685,000	AUD	BCLY	02/05/2021	86,260	—
3,072,634	USD	3,987,000	AUD	BNP	02/05/2021	25,482	—
615,262	USD	795,000	AUD	GSC	02/05/2021	7,666	—
446,252	USD	575,000	AUD	BOA	02/05/2021	6,796	—
437,482	USD	570,000	AUD	BCLY	03/04/2021	1,779	—
10,724,658	USD	54,840,000	BRL	MSC	02/02/2021	702,074	—
369,802	USD	2,025,000	BRL	JPM	02/02/2021	—	(288)
4,244,964	USD	23,245,000	BRL	CBK	02/02/2021	—	(3,303)
5,400,026	USD	29,570,000	BRL	DEUT	02/02/2021	—	(4,201)
4,348,111	USD	23,245,000	BRL	CBK	03/02/2021	103,283	—
673,207,614	USD	857,223,000	CAD	MSC	02/05/2021	2,836,263	—
56,122,730	USD	71,305,000	CAD	CBK	02/05/2021	360,309	—
9,001,051	USD	11,465,000	CAD	JPM	02/05/2021	35,114	—
1,345,590	USD	1,705,000	CAD	BCLY	02/05/2021	12,235	—
56,497,232	USD	72,420,000	CAD	BOA	02/05/2021	7,476	(144,624)
20,580,578	USD	18,110,000	CHF	MSC	02/05/2021	246,836	(212)
2,475,132	USD	2,200,000	CHF	JPM	02/05/2021	5,039	(74)

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

523,221	USD	465,000	CHF	JPM	03/04/2021	699	—
444,104	USD	395,000	CHF	BCLY	03/04/2021	241	—
10,735,751	USD	7,545,730,000	CLP	HSBC	02/05/2021	465,449	—
2,227,267	USD	1,633,700,000	CLP	CBK	02/05/2021	3,679	—
2,395,036	USD	1,762,100,000	CLP	CBK	03/04/2021	—	(4,063)
107,261,275	USD	692,083,000	CNH	BOA	02/05/2021	—	(46,733)
2,604,683	USD	16,959,000	CNH	HSBC	03/04/2021	—	(19,335)
51,043,204	USD	330,566,000	CNH	MSC	03/04/2021	—	(104,330)
7,939,189	USD	27,412,432,000	COP	CBK	02/05/2021	259,595	—
15,273,215	USD	12,429,000	EUR	UBS	02/05/2021	188,410	—
11,122,837	USD	9,134,000	EUR	RBC	02/05/2021	37,102	—
4,401,467	USD	3,612,000	EUR	JPM	02/05/2021	17,662	—
5,970,591	USD	4,907,000	EUR	BCLY	02/05/2021	19,408	(4,335)
2,347,325	USD	1,922,000	EUR	MSC	02/05/2021	14,636	—
197,071,397	USD	161,924,369	EUR	CBK	02/26/2021	464,109	—
3,438,456	USD	2,823,000	EUR	GSC	02/26/2021	10,792	—
663,837	USD	545,000	EUR	BCLY	02/26/2021	2,103	—
2,713,291	USD	2,235,000	EUR	BNP	02/26/2021	—	(428)
525,932	USD	434,000	EUR	MSC	03/04/2021	—	(1,126)
991,992	USD	727,000	GBP	BOA	02/05/2021	—	(4,129)
1,426,868	USD	1,051,000	GBP	BCLY	02/05/2021	1,088	(14,278)
4,573,294	USD	3,349,000	GBP	SSG	02/05/2021	—	(15,435)
4,760,296	USD	3,488,000	GBP	MSC	02/05/2021	2,941	(21,827)
15,974,619	USD	11,746,000	GBP	TDB	02/05/2021	—	(119,501)
81,210,247	USD	59,362,000	GBP	JPM	02/05/2021	—	(126,304)
2,859,479	USD	2,089,000	GBP	BCLY	02/26/2021	—	(3,108)
1,134,350	USD	827,000	GBP	MSC	03/04/2021	1,045	—
2,870,286	USD	854,800,000	HUF	BCLY	02/05/2021	—	(34,905)
2,344,189	USD	7,509,000	ILS	SCB	02/05/2021	57,295	—
3,994,554	USD	13,055,000	ILS	GSC	02/05/2021	18,605	—
6,246,595	USD	460,070,000	INR	JPM	02/05/2021	—	(55,487)
12,620,626	USD	1,299,815,000	JPY	MSC	02/05/2021	210,765	—
3,888,933	USD	403,300,000	JPY	BCLY	02/05/2021	38,465	—
1,968,572	USD	204,900,000	JPY	JPM	02/05/2021	12,308	—
244,181,020	USD	25,588,950,000	JPY	JPM	02/22/2021	—	(161,227)
2,174,815	USD	226,400,000	JPY	DEUT	03/04/2021	12,731	—
447,004	USD	46,600,000	JPY	JPM	03/04/2021	1,981	—
96,091,268	USD	9,981,000,000	JPY	BCLY	03/22/2021	753,013	—
319,063,613	USD	33,106,200,000	JPY	JPM	04/12/2021	2,757,181	—
49,421,964	USD	5,124,000,000	JPY	BCLY	04/19/2021	461,647	—
133,874,278	USD	13,898,600,000	JPY	BCLY	06/10/2021	991,082	—
291,014,440	USD	316,623,711,000	KRW	JPM	02/05/2021	7,959,074	—
13,360,935	USD	266,230,000	MXN	JPM	02/05/2021	380,574	—
13,980,231	USD	279,692,000	MXN	BNP	02/05/2021	343,514	—
3,801,542	USD	74,660,000	MXN	UBS	02/05/2021	161,404	—
3,787,375	USD	75,240,000	MXN	CBK	02/05/2021	118,959	—
2,451,004	USD	48,730,000	MXN	GSC	02/05/2021	75,114	—
231,308,278	USD	1,966,826,000	NOK	JPM	02/05/2021	1,688,120	(2,655)
111,841,742	USD	954,780,000	NOK	CBK	02/05/2021	373,180	—
11,066,490	USD	93,872,000	NOK	TDB	02/05/2021	107,131	—
6,641,996	USD	56,240,000	NOK	BCLY	02/05/2021	76,093	—
1,814,959	USD	15,290,000	NOK	MSC	02/05/2021	29,884	—
2,860,075	USD	24,400,000	NOK	CBK	03/04/2021	11,459	—
437,932	USD	3,740,000	NOK	BCLY	03/04/2021	1,300	—
440,735	USD	3,770,000	NOK	MSC	03/04/2021	600	—
878,664	USD	7,540,000	NOK	JPM	03/04/2021	—	(1,605)
110,770,745	USD	153,410,000	NZD	MSC	02/05/2021	532,387	(954)
17,328,517	USD	24,030,000	NZD	JPM	02/05/2021	84,898	(24,164)
452,472	USD	620,000	NZD	BOA	02/05/2021	6,944	—
451,955	USD	620,000	NZD	BCLY	02/05/2021	6,428	—
11,508,929	USD	16,080,000	NZD	CBK	02/05/2021	—	(46,042)
528,230	USD	1,917,000	PEN	CBK	02/05/2021	1,243	—
7,885,215	USD	29,201,000	PLN	BNP	02/05/2021	45,719	—
6,236,995	USD	459,700,000	RUB	BOA	02/05/2021	166,173	—
7,087,346	USD	526,965,000	RUB	JPM	02/05/2021	137,702	(9,483)

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

1,087,108	USD	80,109,000	RUB	HSBC	02/05/2021	29,185	—
2,380,770	USD	180,510,000	RUB	CBK	02/05/2021	—	(3,054)
4,734,295	USD	360,990,000	RUB	MSC	03/04/2021	—	(18,115)
148,785,257	USD	1,220,751,000	SEK	MSC	02/05/2021	2,690,886	—
154,203,471	USD	1,286,180,000	SEK	GSC	02/05/2021	278,831	—
7,534,470	USD	62,270,000	SEK	JPM	02/05/2021	82,258	—
1,601,642	USD	13,230,000	SEK	BCLY	02/05/2021	18,330	—
5,017,981	USD	41,790,000	SEK	CBK	03/04/2021	15,234	—
4,612,196	USD	6,081,000	SGD	BOA	02/05/2021	34,582	—
448,757	USD	595,000	SGD	MSC	02/05/2021	857	—
6,457,213	USD	8,600,000	SGD	JPM	02/05/2021	—	(16,637)
6,912,849	USD	209,010,000	THB	JPM	02/05/2021	—	(70,320)
45,048,671	USD	1,254,155,000	TWD	MSC	02/05/2021	260,049	—
60,336	USD	1,685,000	TWD	BCLY	02/05/2021	161	—
3,271,933	USD	91,745,000	TWD	BOA	02/05/2021	—	(4,482)
3,490,196	USD	97,900,000	TWD	UBS	02/05/2021	—	(6,027)
88,060,358	USD	1,323,951,000	ZAR	JPM	02/05/2021	944,639	(353,586)
6,698,387	USD	102,770,000	ZAR	GSC	02/05/2021	—	(91,306)
98,220,000	ZAR	6,256,649	USD	DEUT	02/05/2021	232,440	—
43,950,000	ZAR	2,844,697	USD	JPM	02/05/2021	58,942	—
Total Foreign Currency Contracts						$35,101,696	$(12,952,062)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CMBX.NA	Markit Commercial Mortgage-Backed North American
ICE	Intercontinental Exchange, Inc.
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover

Other Abbreviations:
BBSW	Bank Bill Swap Reference Rate
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
NZDBB	New Zealand Bank Bill
OTC	Over-the-Counter
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$308,019,792	$—	$308,019,792	$—
Corporate Bonds	713,779,594	—	713,779,594	—
Foreign Government Obligations	2,828,826,493	—	2,828,826,493	—
Senior Floating Rate Interests	111,770,876	—	111,770,876	—
U.S. Government Agencies	117,750,071	—	117,750,071	—
U.S. Government Securities	254,354,997	—	254,354,997	—
Convertible Bonds	11,514,479	—	11,514,479	—
Common Stocks
Consumer Services	405,024	405,024	—	—
Energy	18,329	—	—	18,329
Utilities	473	—	473	—
Preferred Stocks	559,572	559,572	—	—
Convertible Preferred Stocks	3,385,392	3,385,392	—	—
Short-Term Investments	35,813,063	4,329,786	31,483,277	—
Purchased Options	2,784,605	—	2,784,605	—
Foreign Currency Contracts(2)	35,101,696	—	35,101,696	—
Futures Contracts(2)	1,468,661	1,468,661	—	—
Swaps - Credit Default(2)	862,561	—	862,561	—
Swaps - Interest Rate(2)	2,091,930	—	2,091,930	—

Total	$4,428,507,608	$10,148,435	$4,418,340,844	$18,329

Liabilities
Foreign Currency Contracts(2)	$(12,952,062)	$—	$(12,952,062)	$—
Futures Contracts(2)	(457,995)	(457,995)	—	—
Swaps - Credit Default(2)	(2,311,987)	—	(2,311,987)	—
Swaps - Interest Rate(2)	(2,226,134)	—	(2,226,134)	—
TBA Sale Commitments	(33,271,929)	—	(33,271,929)	—
Written Options	(580,207)	—	(580,207)	—

Total	$(51,800,314)	$(457,995)	$(51,342,319)	$—

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended January 31, 2021 is not presented.

The Hartford Mutual Funds, Inc. (the “Company”)

Notes to the Schedules of Investments

1. Investment Valuation and Fair Value Measurements:

For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of the Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

• Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

• Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

• Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-advisers, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Annual Report.

2. Securities Lending:

The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. Each of The Hartford Floating Rate Fund, The Hartford Floating Rate High Income Fund, The Hartford Yield Fund, The Hartford Checks and Balances Fund, The Hartford Conservative Allocation Fund, The Hartford Growth Allocation Fund, and Hartford Moderate Allocation Fund do not currently engage in securities lending.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of January 31, 2021.

Fund	Investment Securities on Loan, at market value(1)	Collateral Posted by Borrower(2)	Net Amount(3)
The Hartford Balanced Income Fund	$21,267,033	$(21,267,033)	$—
Hartford AARP Balanced Retirement Fund	91,917	(91,917)	—
The Hartford Capital Appreciation Fund	2,462,644	(2,462,644)	—
Hartford Climate Opportunities Fund	11,931	(11,931)	—
Hartford Core Equity Fund	—	—	—
The Hartford Dividend and Growth Fund	—	—	—
Hartford Emerging Markets Equity Fund	534,563	(534,563)	—
The Hartford Emerging Markets Local Debt Fund	—	—	—
The Hartford Equity Income Fund	337,502	(337,502)	—
The Hartford Global Real Asset Fund (consolidated)	3,649,498	(3,649,498)	—
Hartford Global Impact Fund	—	—	—
The Hartford Healthcare Fund	12,101,944	(12,101,944)	—
The Hartford Inflation Plus Fund	—	—	—
The Hartford International Growth Fund	156,506	(156,506)	—
Hartford International Equity Fund	3,550,073	(3,550,073)	—
The Hartford International Opportunities Fund	—	—	—
The Hartford International Value Fund	10,901,760	(10,901,760)	—
The Hartford MidCap Fund	166,754,456	(166,754,456)	—
The Hartford MidCap Value Fund	—	—	—
Hartford Multi-Asset Income and Growth Fund	3,093,435	(3,093,435)	—
Hartford Municipal Income Fund	—	—	—
The Hartford Municipal Opportunities Fund	—	—	—
Hartford Municipal Short Duration Fund	—	—	—
The Hartford Short Duration Fund	6,292,506	(6,292,506)	—
Hartford Small Cap Value Fund	—	—	—
The Hartford Small Company Fund	26,234,299	(26,234,299)	—
The Hartford Strategic Income Fund	3,194,792	(3,194,792)	—
The Hartford Total Return Bond Fund	6,559,804	(6,559,804)	—
The Hartford World Bond Fund	4,379,486	(4,379,486)	—
(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
The Hartford Balanced Income Fund	$22,042,945	$—
Hartford AARP Balanced Retirement Fund	97,812	—
The Hartford Capital Appreciation Fund	2,609,727	10,629
Hartford Climate Opportunities Fund	12,295	—
Hartford Core Equity Fund	—	—
The Hartford Dividend and Growth Fund	—	—
Hartford Emerging Markets Equity Fund	927,771	29,740
The Hartford Emerging Markets Local Debt Fund	—	—
The Hartford Equity Income Fund	355,178	—
The Hartford Global Real Asset Fund (consolidated)	3,894,509	—
Hartford Global Impact Fund	—	—
The Hartford Healthcare Fund	12,483,130	—
The Hartford Inflation Plus Fund	—	—
Hartford International Equity Fund	3,351,904	474,957
The Hartford International Growth Fund	166,723	85,391
The Hartford International Opportunities Fund	—	—
The Hartford International Value Fund	6,332,422	5,352,792
The Hartford MidCap Fund	160,550,677	3,320,917
The Hartford MidCap Value Fund	—	—
Hartford Multi-Asset Income and Growth Fund	3,305,229	—
Hartford Municipal Income Fund	—	—
The Hartford Municipal Opportunities Fund	—	—
Hartford Municipal Short Duration Fund	—	—
The Hartford Short Duration Fund	6,499,660	—
Hartford Small Cap Value Fund	—	—
The Hartford Small Company Fund	23,722,053	3,908,549
The Hartford Strategic Income Fund	3,301,800	—
The Hartford Total Return Bond Fund	6,787,375	—
The Hartford World Bond Fund	4,557,670	—

3. Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2021.

Certain Transfers Accounted For As Secured Borrowings

Remaining Contractual Maturity of the Agreements

The Hartford Balanced Income Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$21,359,693	$—	$—	$—	$21,359,693
Foreign Government Obligations	683,252	—	—	—	683,252

Total Borrowings	$22,042,945	$—	$—	$—	$22,042,945

Gross amount of recognized liabilities for securities lending transactions					$22,042,945

Hartford AARP Balanced Retirement Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$97,812	$—	$—	$—	$97,812

Total Borrowings	$97,812	$—	$—	$—	$97,812

Gross amount of recognized liabilities for securities lending transactions					$97,812

The Hartford Capital Appreciation Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,609,727	$—	$—	$—	$2,609,727

Total Borrowings	$2,609,727	$—	$—	$—	$2,609,727

Gross amount of recognized liabilities for securities lending transactions					$2,609,727

Hartford Climate Opportunities Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$12,295 $	$—	$—	$—	$12,295

Total Borrowings	$12,295 $	$—	$—	$—	$12,295

Gross amount of recognized liabilities for securities lending transactions					$12,295

Hartford Emerging Markets Equity Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$927,771	$—	$—	$—	$927,771

Total Borrowings	$927,771	$—	$—	$—	$927,771

Gross amount of recognized liabilities for securities lending transactions					$927,771

The Hartford Equity Income Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$355,178	$—	$—	$—	$355,178

Total Borrowings	$355,178	$—	$—	$—	$355,178

Gross amount of recognized liabilities for securities lending transactions					$355,178

The Hartford Global Real Asset Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$3,894,509	$—	$—	$—	$3,894,509

Total Borrowings	$3,894,509	$—	$—	$—	$3,894,509

Gross amount of recognized liabilities for securities lending transactions					$3,894,509

The Hartford Healthcare Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$12,483,130	$—	$—	$—	$12,483,130

Total Borrowings	$12,483,130	$—	$—	$—	$12,483,130

Gross amount of recognized liabilities for securities lending transactions					$12,483,130

Hartford International Equity Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$3,351,904	$—	$—	$—	$3,351,904

Total Borrowings	$3,351,904	$—	$—	$—	$3,351,904

Gross amount of recognized liabilities for securities lending transactions					$3,351,904

The Hartford International Growth Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$166,723	$—	$—	$—	$166,723

Total Borrowings	$166,723	$—	$—	$—	$166,723

Gross amount of recognized liabilities for securities lending transactions					$166,723

The Hartford International Value Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$6,332,422	$—	$—	$—	$6,332,422

Total Borrowings	$6,332,422	$—	$—	$—	$6,332,422

Gross amount of recognized liabilities for securities lending transactions					$6,332,422

The Hartford MidCap Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$160,550,677	$—	$—	$—	$160,550,677

Total Borrowings	$160,550,677	$—	$—	$—	$160,550,677

Gross amount of recognized liabilities for securities lending transactions					$160,550,677

Hartford Multi-Asset Income and Growth Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$3,305,229	$—	$—	$—	$3,305,229

Total Borrowings	$3,305,229	$—	$—	$—	$3,305,229

Gross amount of recognized liabilities for securities lending transactions					$3,305,229

The Hartford Short Duration Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$6,499,660	$—	$—	$—	$6,499,660

Total Borrowings	$6,499,660	$—	$—	$—	$6,499,660

Gross amount of recognized liabilities for securities lending transactions					$6,499,660

The Hartford Small Company Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$23,722,053	$—	$—	$—	$23,722,053

Total Borrowings	$23,722,053	$—	$—	$—	$23,722,053

Gross amount of recognized liabilities for securities lending transactions					$23,722,053

The Hartford Strategic Income Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Convertible Bonds	$218,396	$—	$—	$—	$218,396
Corporate Bonds	1,907,220	—	—	—	1,907,220
Foreign Government Obligations	423,579	—	—	—	423,579
Municipal Bonds	752,605	—	—	—	752,605

Total Borrowings	$3,301,800	$—	$—	$—	$3,301,800

Gross amount of recognized liabilities for securities lending transactions					$3,301,800

The Hartford Total Return Bond Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$3,239,012	$—	$—	$—	$3,239,012
Municipal Bonds	3,548,363	—	—	—	3,548,363

Total Borrowings	$6,787,375	$—	$—	$—	$6,787,375

Gross amount of recognized liabilities for securities lending transactions					$6,787,375

The Hartford World Bond Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$4,557,670	$—	$—	$—	$4,557,670

Total Borrowings	$4,557,670	$—	$—	$—	$4,557,670

Gross amount of recognized liabilities for securities lending transactions					$4,557,670

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

4. Subsequent Event:

Effective 4/30/21, the Hartford Municipal Income Fund will change its name to the Hartford Sustainable Municipal Bond Fund and will also change its investment objective and principal investment strategy.

Effective 4/30/21, the Hartford Multi-Asset Income and Growth Fund will change its name to the Hartford Multi-Asset Income Fund.